UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders

VALIC Company I

Semi-Annual Report, November 30, 2022

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2022

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the six-month period ended November 30, 2022. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy,

President VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2022 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2022 and held until November 30, 2022. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2022” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2022 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2022	Ending Account Value Using Actual Return at November 30, 2022	Expenses Paid During the Six Months Ended November 30, 2022	Beginning Account Value at June 1, 2022	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2022	Expenses Paid During the Six Months Ended November 30, 2022	Annualized Expense Ratio*
Aggressive Growth Lifestyle#	$1,000.00	$981.50	$0.45	$1,000.00	$1,024.62	$0.46	0.09%
Asset Allocation#	$1,000.00	$982.51	$3.33	$1,000.00	$1,021.71	$3.40	0.67%
Blue Chip Growth#	$1,000.00	$930.70	$4.07	$1,000.00	$1,020.86	$4.26	0.84%
Capital Appreciation#	$1,000.00	$965.70	$3.15	$1,000.00	$1,021.86	$3.24	0.64%
Conservative Growth Lifestyle#	$1,000.00	$974.47	$0.59	$1,000.00	$1,024.47	$0.61	0.12%
Core Bond	$1,000.00	$955.67	$2.50	$1,000.00	$1,022.51	$2.59	0.51%
Dividend Value#	$1,000.00	$1,000.76	$3.46	$1,000.00	$1,021.61	$3.50	0.69%
Dynamic Allocation#	$1,000.00	$970.41	$1.58	$1,000.00	$1,023.46	$1.62	0.32%
Emerging Economies	$1,000.00	$896.55	$4.61	$1,000.00	$1,020.21	$4.91	0.97%
Global Real Estate	$1,000.00	$883.75	$4.11	$1,000.00	$1,020.71	$4.41	0.87%
Global Strategy#	$1,000.00	$965.07	$3.45	$1,000.00	$1,021.56	$3.55	0.70%
Government Securities	$1,000.00	$964.25	$3.20	$1,000.00	$1,021.81	$3.29	0.65%
Growth#	$1,000.00	$944.41	$3.22	$1,000.00	$1,021.76	$3.35	0.66%
High Yield Bond#	$1,000.00	$974.40	$3.37	$1,000.00	$1,021.66	$3.45	0.68%
Inflation Protected#	$1,000.00	$962.79	$2.66	$1,000.00	$1,022.36	$2.74	0.54%
International Equities Index	$1,000.00	$980.77	$2.14	$1,000.00	$1,022.91	$2.18	0.43%
International Government Bond	$1,000.00	$945.19	$3.46	$1,000.00	$1,021.51	$3.60	0.71%
International Growth#	$1,000.00	$978.89	$4.46	$1,000.00	$1,020.56	$4.56	0.90%
International Opportunities#	$1,000.00	$938.83	$4.62	$1,000.00	$1,020.31	$4.81	0.95%
International Socially Responsible	$1,000.00	$974.48	$3.32	$1,000.00	$1,021.71	$3.40	0.67%
International Value#	$1,000.00	$963.64	$3.84	$1,000.00	$1,021.16	$3.95	0.78%
Large Capital Growth	$1,000.00	$989.68	$3.79	$1,000.00	$1,021.26	$3.85	0.76%
Mid Cap Index	$1,000.00	$1,031.84	$1.88	$1,000.00	$1,023.21	$1.88	0.37%
Mid Cap Strategic Growth	$1,000.00	$1,007.83	$3.93	$1,000.00	$1,021.16	$3.95	0.78%
Mid Cap Value#	$1,000.00	$1,005.33	$4.02	$1,000.00	$1,021.06	$4.05	0.80%
Moderate Growth Lifestyle#	$1,000.00	$979.75	$0.55	$1,000.00	$1,024.52	$0.56	0.11%
Nasdaq -100® Index#	$1,000.00	$952.64	$2.55	$1,000.00	$1,022.46	$2.64	0.52%
Science & Technology#	$1,000.00	$925.44	$4.54	$1,000.00	$1,020.36	$4.76	0.94%
Small Cap Growth#	$1,000.00	$1,000.00	$4.41	$1,000.00	$1,020.66	$4.46	0.88%
Small Cap Index#	$1,000.00	$1,017.81	$2.18	$1,000.00	$1,022.91	$2.18	0.43%
Small Cap Special Values	$1,000.00	$983.48	$4.43	$1,000.00	$1,020.61	$4.51	0.89%
Small Cap Value#	$1,000.00	$1,002.95	$3.87	$1,000.00	$1,021.21	$3.90	0.77%
Stock Index#	$1,000.00	$995.16	$1.45	$1,000.00	$1,023.61	$1.47	0.29%
Systematic Core#	$1,000.00	$997.26	$3.20	$1,000.00	$1,021.86	$3.24	0.64%
Systematic Value#	$1,000.00	$1,016.91	$2.53	$1,000.00	$1,022.56	$2.54	0.50%
U.S. Socially Responsible	$1,000.00	$1,008.72	$1.86	$1,000.00	$1,023.21	$1.88	0.37%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2022” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2022” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	55.1%
Domestic Fixed Income Investment Companies	23.5
International Equity Investment Companies	20.4
Short-Term Investments	1.1
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Equity Investment Companies — 55.1%
VALIC Company I Blue Chip Growth Fund	1,753,783	$ 26,850,425
VALIC Company I Large Capital Growth Fund	1,616,469	29,468,226
VALIC Company I Small Cap Growth Fund	2,236,966	33,039,996
VALIC Company I Small Cap Value Fund	2,509,425	34,077,987
VALIC Company I Stock Index Fund	3,588,156	169,576,260
VALIC Company I Systematic Value Fund	4,379,401	57,939,473
Total Domestic Equity Investment Companies (cost $349,719,174)		350,952,367
Domestic Fixed Income Investment Companies — 23.5%
VALIC Company I Core Bond Fund (cost $167,053,621)	15,410,804	149,484,794
International Equity Investment Companies — 20.4%
VALIC Company I International Equities Index Fund (cost $118,997,283)	18,132,890	129,468,833
Total Long-Term Investment Securities (cost $635,770,078)		629,905,994
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(2) (cost $6,993,324)	6,993,324	$ 6,993,324
TOTAL INVESTMENTS (cost $642,763,402)(3)	100.1%	636,899,318
Other assets less liabilities	(0.1)	(331,400)
NET ASSETS	100.0%	$636,567,918
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of November 30, 2022.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$629,905,994	$—	$—	$629,905,994
Short-Term Investments	6,993,324	—	—	6,993,324
Total Investments at Value	$636,899,318	$—	$—	$636,899,318
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Asset Allocation Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	17.4%
Banks	6.4
Internet	6.3
Software	5.1
Semiconductors	4.5
Electric	4.4
Pharmaceuticals	4.1
Retail	4.0
Other Asset Backed Securities	3.9
Computers	3.7
Collateralized Mortgage Obligations	3.5
Diversified Financial Services	3.2
REITS	2.6
Miscellaneous Manufacturing	2.4
Healthcare-Services	2.3
Biotechnology	2.2
Oil & Gas	2.0
Repurchase Agreements	2.0
Healthcare-Products	1.9
Chemicals	1.7
Auto Loan Receivables	1.6
Auto Manufacturers	1.5
Beverages	1.4
Commercial Services	1.4
Oil & Gas Services	1.3
Aerospace/Defense	1.2
Transportation	1.1
Machinery-Diversified	1.1
Telecommunications	1.1
Building Materials	0.8
Insurance	0.7
Apparel	0.6
Short-Term Investments	0.6
Pipelines	0.5
Lodging	0.4
Airlines	0.3
Media	0.3
Food	0.2
Credit Card Receivables	0.2
Agriculture	0.2
Gas	0.1
Mining	0.1
100.3%
*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.1%
Aerospace/Defense — 0.9%
Northrop Grumman Corp.	2,148	$ 1,145,507
Apparel — 0.6%
NIKE, Inc., Class B	7,830	858,873
Auto Manufacturers — 1.2%
Tesla, Inc.†	8,272	1,610,558
Banks — 4.6%
Morgan Stanley	21,448	1,996,165
Truist Financial Corp.	42,706	1,999,068
US Bancorp	28,287	1,283,947
Wells Fargo & Co.	18,831	902,947
		6,182,127
Beverages — 1.3%
Coca-Cola Co.	28,278	1,798,764
Biotechnology — 2.0%
Regeneron Pharmaceuticals, Inc.†	2,418	1,817,611
Vertex Pharmaceuticals, Inc.†	2,868	907,435
		2,725,046
Building Materials — 0.7%
Vulcan Materials Co.	4,936	904,917
Chemicals — 1.5%
Eastman Chemical Co.	8,711	754,547
PPG Industries, Inc.	8,907	1,204,404
		1,958,951
Commercial Services — 1.2%
S&P Global, Inc.	4,529	1,597,831
Computers — 3.5%
Apple, Inc.	27,070	4,007,172
Leidos Holdings, Inc.	5,803	634,442
		4,641,614
Diversified Financial Services — 2.6%
Ameriprise Financial, Inc.	3,347	1,111,037
Mastercard, Inc., Class A	6,818	2,429,935
		3,540,972
Electric — 2.9%
NextEra Energy, Inc.	31,406	2,660,088
PG&E Corp.†	22,488	353,062
Xcel Energy, Inc.	12,743	894,813
		3,907,963
Healthcare-Products — 1.9%
Boston Scientific Corp.†	36,439	1,649,593
Intuitive Surgical, Inc.†	3,282	887,420
		2,537,013
Healthcare-Services — 2.1%
UnitedHealth Group, Inc.	5,186	2,840,683
Insurance — 0.5%
Progressive Corp.	4,663	616,215
Internet — 6.3%
Alphabet, Inc., Class A†	47,406	4,787,532
Amazon.com, Inc.†	27,893	2,692,790
Meta Platforms, Inc., Class A†	1,357	160,262
Uber Technologies, Inc.†	28,298	824,604
		8,465,188
Security Description	Shares or Principal Amount	Value

Lodging — 0.4%
Marriott International, Inc., Class A	3,173	$ 524,656
Machinery-Diversified — 1.1%
Deere & Co.	3,350	1,477,350
Miscellaneous Manufacturing — 2.4%
Eaton Corp. PLC	12,058	1,970,880
Trane Technologies PLC	7,392	1,318,881
		3,289,761
Oil & Gas — 1.8%
ConocoPhillips	10,807	1,334,773
Pioneer Natural Resources Co.	4,562	1,076,586
		2,411,359
Oil & Gas Services — 1.2%
Baker Hughes Co.	55,547	1,611,974
Pharmaceuticals — 3.7%
AbbVie, Inc.	18,455	2,974,577
Bristol-Myers Squibb Co.	25,486	2,046,016
		5,020,593
REITS — 1.9%
Prologis, Inc.	21,398	2,520,470
Retail — 3.7%
Dollar General Corp.	5,388	1,377,604
Lowe's Cos., Inc.	4,031	856,789
McDonald's Corp.	6,953	1,896,709
TJX Cos., Inc.	10,418	833,961
		4,965,063
Semiconductors — 4.3%
Advanced Micro Devices, Inc.†	16,553	1,285,009
ASML Holding NV	1,036	630,012
NVIDIA Corp.	4,461	754,935
NXP Semiconductors NV	14,591	2,565,682
Teradyne, Inc.	6,105	570,512
		5,806,150
Software — 4.9%
Microsoft Corp.	25,850	6,595,369
Telecommunications — 0.8%
Verizon Communications, Inc.	26,050	1,015,429
Transportation — 1.1%
Norfolk Southern Corp.	5,930	1,521,045
Total Common Stocks (cost $79,940,719)		82,091,441
CORPORATE BONDS & NOTES — 10.0%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,545
2.70%, 02/01/2027	270,000	243,916
3.45%, 11/01/2028	19,000	17,051
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	56,005
Raytheon Technologies Corp.
2.25%, 07/01/2030	86,000	72,213
		393,730
Agriculture — 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	37,906

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/2028	$ 113,000	$ 94,726
3.73%, 09/25/2040	38,000	26,777
4.39%, 08/15/2037	20,000	15,754
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	21,587
		196,750
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	58,494	51,604
3.95%, 01/11/2032	104,000	84,897
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	86,844	73,630
JetBlue Pass-Through Trust
7.75%, 05/15/2030	41,149	39,866
United Airlines Pass-Through Trust
3.10%, 04/07/2030	25,749	20,173
3.50%, 11/01/2029	42,911	36,841
3.65%, 04/07/2027 to 07/07/2027	96,752	86,097
3.70%, 09/01/2031	36,410	29,288
		422,396
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	105,010
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000	28,991
Hyundai Capital America
2.38%, 10/15/2027*	120,000	101,755
2.65%, 02/10/2025*	37,000	34,550
3.00%, 02/10/2027*#	200,000	177,611
		447,917
Banks — 1.8%
Bank of America Corp.
2.55%, 02/04/2028	25,000	22,365
2.57%, 10/20/2032	40,000	31,850
2.68%, 06/19/2041	144,000	100,454
2.97%, 02/04/2033	30,000	24,521
3.71%, 04/24/2028	149,000	138,794
4.38%, 04/27/2028	45,000	43,206
Citigroup, Inc.
2.52%, 11/03/2032	15,000	11,787
3.06%, 01/25/2033	21,000	17,261
3.88%, 01/24/2039	67,000	56,027
Deutsche Bank AG
2.55%, 01/07/2028	150,000	125,931
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	21,886
2.38%, 07/21/2032	15,000	11,848
2.64%, 02/24/2028	37,000	33,009
4.25%, 10/21/2025	440,000	431,409
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	97,903
KeyCorp
2.25%, 04/06/2027	140,000	123,846
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	76,740
6.21%, 11/22/2024*	35,000	35,203
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	120,047
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley
3.95%, 04/23/2027	$ 150,000	$ 144,559
4.46%, 04/22/2039	110,000	97,833
NatWest Markets PLC
1.60%, 09/29/2026*	200,000	173,177
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	170,259
Societe Generale SA
4.25%, 04/14/2025*	200,000	191,078
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	51,222
4.61%, 04/25/2053	80,000	71,072
Westpac Banking Corp.
3.13%, 11/18/2041	25,000	16,276
		2,439,563
Beverages — 0.1%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	64,293
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	68,000	52,282
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	102,205
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	43,998
		198,485
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	47,580
Masco Corp.
2.00%, 10/01/2030	57,000	44,713
		92,293
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050*	112,000	76,991
LYB International Finance III LLC
1.25%, 10/01/2025	138,000	122,807
Nutrien, Ltd.
5.90%, 11/07/2024	27,000	27,312
RPM International, Inc.
2.95%, 01/15/2032	37,000	29,414
		256,524
Commercial Services — 0.2%
Global Payments, Inc.
3.20%, 08/15/2029	27,000	23,071
S&P Global, Inc.
2.70%, 03/01/2029*	44,000	39,107
4.25%, 05/01/2029*	44,000	42,465
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	86,949
		191,592
Computers — 0.2%
CGI, Inc.
2.30%, 09/14/2031	42,000	32,292
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	144,994

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Leidos, Inc.
2.30%, 02/15/2031	$ 141,000	$ 109,177
		286,463
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	131,894
3.00%, 10/29/2028	150,000	126,733
Air Lease Corp.
1.88%, 08/15/2026	10,000	8,744
3.38%, 07/01/2025	129,000	121,735
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	63,090
2.88%, 02/15/2025*	24,000	22,033
4.25%, 04/15/2026*	47,000	42,644
5.50%, 01/15/2026*	154,000	145,869
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	87,827
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023*	46,000	45,771
5.50%, 02/15/2024*	7,000	6,897
		803,237
Electric — 1.5%
Alexander Funding Trust
1.84%, 11/15/2023*	74,000	69,773
American Electric Power Co., Inc.
2.03%, 03/15/2024	160,000	153,741
Constellation Energy Generation LLC
3.25%, 06/01/2025	299,000	287,046
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	37,406
Edison International
5.75%, 06/15/2027	17,000	17,180
Emera US Finance LP
4.75%, 06/15/2046	174,000	137,802
Evergy, Inc.
2.90%, 09/15/2029	151,000	130,350
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	91,037
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	62,832
New England Power Co.
2.81%, 10/06/2050*	58,000	35,973
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	42,097
2.45%, 12/02/2027*	308,000	263,567
OGE Energy Corp.
0.70%, 05/26/2023	15,000	14,687
Oklahoma Gas and Electric Co.
0.55%, 05/26/2023	20,000	19,572
Pacific Gas & Electric Co.
1.70%, 11/15/2023	20,000	19,178
3.25%, 02/16/2024	60,000	58,182
4.30%, 03/15/2045	10,000	7,286
PacifiCorp
4.15%, 02/15/2050	183,000	152,090
PG&E Recovery Funding LLC
5.54%, 07/15/2049	30,000	30,274
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,700
5.10%, 06/01/2054	30,000	28,913
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern California Edison Co.
1.20%, 02/01/2026	$ 112,000	$ 99,696
Union Electric Co.
3.90%, 04/01/2052	27,000	22,028
Vistra Operations Co. LLC
4.88%, 05/13/2024*	63,000	61,535
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	118,890
		1,979,835
Food — 0.2%
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	16,014
4.63%, 10/01/2039	40,000	35,815
Smithfield Foods, Inc.
3.00%, 10/15/2030*	122,000	93,946
Sysco Corp.
2.40%, 02/15/2030	122,000	102,444
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	41,587
		289,806
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	23,044
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	112,553
Southern California Gas Co.
6.35%, 11/15/2052	25,000	28,245
		163,842
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	40,000	32,816
Healthcare-Services — 0.2%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	47,601
HCA, Inc.
3.50%, 07/15/2051	7,000	4,731
5.25%, 06/15/2026	158,000	156,746
5.50%, 06/15/2047	10,000	9,118
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	33,175
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	15,588
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	22,133
Universal Health Services, Inc.
2.65%, 10/15/2030*	2,000	1,599
		290,691
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	49,015
Insurance — 0.2%
Athene Global Funding
2.75%, 06/25/2024*	56,000	53,264
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	20,412
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	43,069
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	41,634

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
F&G Global Funding
1.75%, 06/30/2026*	$ 25,000	$ 22,240
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	52,167
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	21,177
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	40,895
		294,858
Internet — 0.0%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	42,722
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	47,001
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	50,351
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	100,000	79,126
3.50%, 06/01/2041	35,000	23,659
Comcast Corp.
3.25%, 11/01/2039	154,000	121,678
Discovery Communications LLC
3.63%, 05/15/2030	94,000	79,191
Walt Disney Co.
3.50%, 05/13/2040	96,000	78,955
		382,609
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*#	75,000	60,860
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,129
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	95,872
Coterra Energy, Inc.
3.90%, 05/15/2027*	46,000	43,407
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	67,374
HF Sinclair Corp.
2.63%, 10/01/2023	56,000	54,851
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	44,188
		305,692
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.
4.00%, 12/21/2025*	65,000	63,251
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	28,695
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	19,000	17,789
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
3.20%, 11/21/2029	$ 47,000	$ 42,910
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	48,000	43,581
CVS Health Corp.
2.70%, 08/21/2040	94,000	66,152
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	159,000	149,012
Viatris, Inc.
3.85%, 06/22/2040	153,000	105,392
Zoetis, Inc.
5.60%, 11/16/2032	41,000	42,971
		467,807
Pipelines — 0.5%
Energy Transfer LP
3.90%, 05/15/2024 to 07/15/2026	188,000	181,160
4.40%, 03/15/2027	50,000	47,816
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	42,457
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	25,000	19,950
4.32%, 12/30/2039*	15,000	10,803
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	139,000	126,108
3.45%, 10/15/2027*	41,000	36,425
MPLX LP
2.65%, 08/15/2030	69,000	56,623
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	20,456
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	65,000	65,162
Targa Resources Corp.
4.20%, 02/01/2033	20,000	17,490
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030*	70,000	59,280
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	34,528
		718,258
REITS — 0.7%
American Tower Corp.
1.50%, 01/31/2028	47,000	38,819
2.95%, 01/15/2051	57,000	36,595
3.10%, 06/15/2050	88,000	58,161
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	24,829
2.50%, 08/16/2031	15,000	11,368
Corporate Office Properties LP
2.75%, 04/15/2031	36,000	27,201
CubeSmart LP
2.00%, 02/15/2031	85,000	64,721
Equinix, Inc.
2.90%, 11/18/2026	85,000	77,693
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	42,536
Healthpeak Properties, Inc.
2.13%, 12/01/2028	38,000	32,025
2.88%, 01/15/2031	56,000	47,394
Life Storage LP
2.40%, 10/15/2031	35,000	27,014
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,060

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Office Properties Income Trust
2.40%, 02/01/2027	$ 45,000	$ 32,518
3.45%, 10/15/2031	10,000	6,403
Physicians Realty LP
2.63%, 11/01/2031	15,000	11,791
Public Storage
1.95%, 11/09/2028	18,000	15,487
Sabra Health Care LP
3.20%, 12/01/2031	25,000	18,746
Safehold Operating Partnership LP
2.85%, 01/15/2032	46,000	35,333
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	131,079
UDR, Inc.
2.10%, 08/01/2032	57,000	42,329
WP Carey, Inc.
2.40%, 02/01/2031	141,000	112,113
		912,215
Retail — 0.3%
7-Eleven, Inc.
0.63%, 02/10/2023*	85,000	84,248
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	35,000	25,265
3.63%, 05/13/2051*	35,000	23,989
AutoZone, Inc.
3.63%, 04/15/2025	84,000	81,689
Home Depot, Inc.
4.95%, 09/15/2052#	23,000	22,761
Lowe's Cos., Inc.
3.70%, 04/15/2046	67,000	51,337
Nordstrom, Inc.
4.25%, 08/01/2031	47,000	36,497
		325,786
Semiconductors — 0.2%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	19,570
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	7,283
KLA Corp.
3.30%, 03/01/2050	105,000	78,655
Microchip Technology, Inc.
0.97%, 02/15/2024	12,000	11,354
0.98%, 09/01/2024	8,000	7,397
2.67%, 09/01/2023	11,000	10,757
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	31,657
3.25%, 05/11/2041	40,000	28,621
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	17,750
Xilinx, Inc.
2.38%, 06/01/2030	71,000	60,395
		273,439
Software — 0.2%
Activision Blizzard, Inc.
1.35%, 09/15/2030	28,000	22,129
Oracle Corp.
3.80%, 11/15/2037	70,000	55,435
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	22,503
Security Description	Shares or Principal Amount	Value

Software (continued)
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	$ 52,000	$ 49,325
VMware, Inc.
1.40%, 08/15/2026	47,000	41,335
4.70%, 05/15/2030	94,000	88,266
Workday, Inc.
3.50%, 04/01/2027	35,000	33,088
		312,081
Telecommunications — 0.3%
AT&T, Inc.
2.75%, 06/01/2031	180,000	151,304
3.50%, 06/01/2041	87,000	66,475
3.55%, 09/15/2055	30,000	21,042
Rogers Communications, Inc.
4.55%, 03/15/2052*	20,000	16,279
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	39,458
3.15%, 03/22/2030	151,000	134,023
		428,581
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	47,000	42,388
Transportation — 0.0%
Kansas City Southern
4.70%, 05/01/2048	22,000	19,441
Total Corporate Bonds & Notes (cost $16,534,168)		13,401,412
ASSET BACKED SECURITIES — 5.7%
Auto Loan Receivables — 1.6%
ACC Auto Trust
Series 2021-A, Class A 1.08%, 04/15/2027*	22,448	22,095
Series 2021-A, Class B 1.79%, 04/15/2027*	105,000	100,340
ACC Trust
Series 2021-1, Class B 1.43%, 07/22/2024*	37,564	37,331
CPS Auto Receivables Trust
Series 2021-A, Class C 0.83%, 09/15/2026*	257,312	253,483
Series 2021-B, Class C 1.23%, 03/15/2027*	100,000	96,525
Series 2022-C, Class B 4.88%, 04/15/2030*	120,000	117,221
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A 1.35%, 02/16/2027*	17,378	16,932
Drive Auto Receivables Trust
Series 2021-1, Class D 1.45%, 01/16/2029	120,000	111,740
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	50,000	47,757
Series 2019-4A, Class D 2.85%, 07/15/2025*	85,000	83,823
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	51,782
Exeter Automobile Receivables Trust
Series 2021-1A, Class C 0.74%, 01/15/2026	213,367	208,117

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2021-2A, Class C 0.98%, 06/15/2026	$ 95,000	$ 90,656
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	111,074
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	74,865
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	28,839	27,537
Flagship Credit Auto Trust
Series 2021-2, Class A 0.37%, 12/15/2026*	59,285	58,326
Series 2021-1, Class B 0.68%, 02/16/2027*	65,000	63,114
GLS Auto Receivables Issuer Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	93,015	91,691
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	74,342	70,617
Tricolor Auto Securitization Trust
Series 2021-1A, Class B 1.00%, 06/17/2024*	120,000	119,238
Series 2021-1A, Class C 1.33%, 09/16/2024*	115,000	113,142
United Auto Credit Securitization Trust
Series 2021-1, Class C 0.84%, 06/10/2026*	90,394	89,529
US Auto Funding
Series 2021-1A, Class B 1.49%, 03/17/2025*	100,000	98,093
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	27,422	26,950
		2,181,978
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	140,000	132,785
Mission Lane Credit Card Master Trust
Series 2021-A, Class A 1.59%, 09/15/2026*	110,000	105,889
		238,674
Other Asset Backed Securities — 3.9%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	47,617	41,825
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	80,382
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	87,163
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	89,148
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	132,908
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	89,021	77,486
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-1A, Class B 2.92%, 04/15/2036*	$ 120,801	$ 98,106
Series 2020-1A, Class A 2.98%, 11/15/2035*	88,847	80,526
Series 2022-1A, Class A 4.46%, 06/15/2037*	94,072	85,787
Crossroads Asset Trust
Series 2021-A, Class A2 0.82%, 03/20/2024*	18,932	18,756
Series 2021-A, Class B 1.12%, 06/20/2025*	205,000	198,989
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	150,931
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	87,198	80,314
Series 2021-1A, Class C 2.70%, 11/21/2033*	47,959	43,651
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	74,131	65,871
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	128,724
Series 2022-SFR1, Class E1 5.00%, 05/17/2039*	100,000	85,653
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	80,429
FREED ABS Trust
Series 2021-2, Class B 1.03%, 06/19/2028*	24,155	24,038
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	126,549	106,802
Series 2021-3, Class D 3.00%, 01/17/2041*	93,530	77,526
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A 1.00%, 12/15/2028*	7,091	7,078
Series 2021-B, Class A 1.11%, 02/15/2029*	35,791	35,273
Series 2021-B, Class B 1.68%, 02/15/2029*	100,000	93,611
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	110,988
Marlette Funding Trust
Series 2021-1A, Class B 1.00%, 06/16/2031*	60,041	59,102
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	122,840	108,747
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	95,247	84,410
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	146,124	129,258
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	43,488	41,910

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	$ 100,000	$ 91,699
Series 2021-A, Class B 1.76%, 03/08/2028*	245,000	223,897
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	255,000	221,759
Pagaya AI Debt Selection Trust
Series 2021-3, Class A 1.15%, 05/15/2029*	81,646	79,334
Series 2021-1, Class A 1.18%, 11/15/2027*	104,542	102,554
Series 2021-HG1, Class A 1.22%, 01/16/2029*	113,055	106,324
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	116,797	102,499
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(2)	149,125	134,659
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	224,180
Series 2020-SFR1, Class E 3.03%, 04/17/2037*	115,000	104,460
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	125,000	112,179
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	168,815
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	49,361	45,472
Theorem Funding Trust
Series 2021-1A, Class A 1.21%, 12/15/2027*	42,139	41,362
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	41,370	38,940
Upstart Securitization Trust
Series 2021-1, Class A 0.87%, 03/20/2031*	8,960	8,912
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	57,185	51,695
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(2)	87,846	77,780
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(2)	242,374	216,994
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	203,174	179,810
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(2)	124,445	115,886
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(2)	152,761	135,933
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	$ 171,193	$ 152,689
		5,243,224
Total Asset Backed Securities (cost $8,346,507)		7,663,876
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Commercial and Residential — 1.2%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 4.77%, (1 ML+0.83%), 12/18/2037*	75,803	75,152
Series 2021-FL4, Class AS 5.04%, (1 ML+1.10%), 12/18/2037*	110,000	107,260
Ajax Mtg. Loan Trust
Series 2021-B, Class A 2.24%, 06/25/2066*(2)	105,533	96,539
Bayview Finance LLC CMO
1.84%, 07/12/2033(3)	89,289	87,950
BPR Trust FRS
Series 2021-KEN, Class A 5.13%, (1 ML+1.25%), 02/15/2029*	145,000	140,757
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	85,075
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	138,101	116,964
CFMT LLC VRS
Series 2021-HB5, Class A 0.80%, 02/25/2031*(1)	179,249	172,097
CSMC Trust VRS
Series 2021-RPL1, Class A1 1.67%, 09/27/2060*(1)	126,879	118,756
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 1.89%, 10/25/2066*(2)	88,704	79,653
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 09/25/2026*(1)	200,000	188,478
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(1)	165,196	150,896
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	88,723
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	225,484	181,997
		1,690,297
U.S. Government Agency — 2.3%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(1)	65,000	58,069
Series 2016-K58, Class B 3.87%, 09/25/2049*(1)	260,000	242,489
Series 2016-K56, Class B 4.08%, 06/25/2049*(1)	50,000	47,317
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 5.35%, (SOFR30A+1.80%), 07/25/2041*	100,274	91,050

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K727, Class X1 0.72%, 07/25/2024(1)(4)	$9,501,674	$ 66,777
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	113,509
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	38,590	37,555
Federal Home Loan Mtg. Corp. SCRT
Series 2022-1, Class MTU 3.25%, 11/25/2061	50,990	45,015
Series 2018-1, Class M60C 3.50%, 05/25/2057	114,947	108,392
Series 2019-1, Class MT 3.50%, 07/25/2058	51,641	46,428
Series 2019-3, Class MB 3.50%, 10/25/2058	125,000	108,068
Series 2018-2, Class M55D 4.00%, 11/25/2057	180,815	173,606
Series 2018-4, Class M55D 4.00%, 03/25/2058	164,586	158,292
Series 2019-2, Class M55D 4.00%, 08/25/2058	166,232	159,022
Series 2019-3, Class M55D 4.00%, 10/25/2058	155,790	149,022
Series 2019-4, Class M55D 4.00%, 02/25/2059	56,712	54,269
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	152,555	145,370
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	94,104	95,929
Series 2002-T4, Class A1 6.50%, 12/25/2041	10,603	10,964
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	54,671	50,962
Series 2018-72, Class VB 3.50%, 10/25/2031	177,887	170,758
Series 2019-7, Class CA 3.50%, 11/25/2057	224,141	213,626
Series 2017-35, Class VA 4.00%, 07/25/2028	88,326	86,474
Series 2002-W3, Class A4 6.50%, 11/25/2041	94,442	97,097
Series 2002-W8, Class A1 6.50%, 06/25/2042	48,182	50,963
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(1)	225,000	185,580
Series 2018-M10, Class A1 3.47%, 07/25/2028(1)	22,788	22,480
Series 2022-M2S, Class A1 3.75%, 05/25/2032(1)	120,000	115,830
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 16.04%, 06/20/2071(1)	$ 125,000	$ 130,736
		3,035,649
Total Collateralized Mortgage Obligations (cost $5,210,565)		4,725,946
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.4%
U.S. Government — 8.9%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,724,000	1,096,965
1.38%, 11/15/2040 to 08/15/2050	1,859,000	1,134,361
1.63%, 11/15/2050	800,000	494,125
1.75%, 08/15/2041	80,000	55,813
1.88%, 02/15/2051 to 11/15/2051	696,000	458,268
2.25%, 02/15/2052	515,000	371,906
2.38%, 02/15/2042	405,000	315,062
3.00%, 08/15/2052	165,000	141,281
3.13%, 02/15/2043	225,000	196,453
3.38%, 08/15/2042	305,000	279,027
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2027 to 05/15/2041	760,000	473,371
Zero Coupon, 11/15/2027#	900,000	743,080
United States Treasury Notes
0.38%, 12/31/2025	290,000	259,629
0.63%, 11/30/2027	292,000	249,592
1.00%, 07/31/2028	260,000	222,940
1.25%, 05/31/2028	214,000	186,957
1.38%, 11/15/2031	30,000	24,812
1.63%, 05/15/2031	855,000	730,825
1.88%, 02/15/2032	815,000	701,791
2.75%, 07/31/2027 to 08/15/2032	740,000	689,675
2.88%, 06/15/2025 to 04/30/2029	841,000	809,073
3.13%, 08/31/2027 to 08/31/2029	1,229,000	1,186,565
3.25%, 06/30/2027	345,000	336,025
4.25%, 09/30/2024	795,000	792,609
		11,950,205
U.S. Government Agency — 8.5%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	181,846
2.50%, 07/01/2050 to 02/01/2051	364,715	314,046
3.00%, 11/01/2050 to 01/01/2052	323,409	287,679
3.45%, 08/01/2032	249,665	231,264
3.50%, 05/01/2042 to 01/01/2050	190,475	177,773
4.00%, 01/01/2052	59,226	56,081
4.50%, 05/01/2052	59,463	58,749
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	240,877
1.56%, 12/01/2030	250,000	207,218
1.93%, 06/01/2035	104,628	82,525
1.95%, 10/01/2029	400,000	343,319
2.50%, 01/01/2052	120,959	103,976
2.70%, 07/01/2026	151,246	142,050
2.97%, 08/01/2026	160,000	151,463
3.00%, 05/01/2050 to 02/01/2052	757,673	674,087
3.10%, 10/01/2032	139,000	124,684
3.14%, 07/01/2032	85,000	76,331
3.15%, 09/01/2033	105,000	93,091
3.30%, 07/01/2032	234,000	212,401
3.33%, 04/01/2030	324,213	302,293
3.41%, 03/01/2033	107,000	97,484
3.45%, 08/01/2033	140,000	128,658

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.50%, 02/01/2052 to 11/01/2059	$ 244,473	$ 227,172
3.68%, 01/01/2032	160,000	150,736
3.77%, 12/01/2025	70,142	68,924
3.81%, 10/01/2032	140,000	133,374
3.97%, 01/01/2029	210,000	205,725
4.00%, 06/01/2049 to 01/01/2057	894,864	859,087
4.05%, 07/01/2032	100,000	97,211
4.12%, 11/01/2032	155,000	151,533
4.18%, 11/01/2030	35,774	35,142
4.34%, 01/01/2029	55,801	55,522
4.45%, 12/01/2032	155,000	155,572
4.50%, 05/01/2052	161,919	159,535
4.93%, 10/01/2032	113,000	117,632
5.07%, 03/01/2028	69,060	71,161
6.00%, 06/01/2052	59,740	61,565
Government National Mtg. Assoc.
2.50%, 12/20/2050	211,449	182,235
3.00%, 02/20/2051 to 07/20/2051	2,098,586	1,906,703
3.50%, 01/20/2051 to 02/20/2052	2,089,388	1,942,675
4.00%, 05/20/2038 to 08/20/2052	415,071	397,626
4.50%, 12/20/2031 to 05/20/2052	142,091	140,234
		11,407,259
Total U.S. Government & Agency Obligations (cost $26,890,895)		23,357,464
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	154
Total Long-Term Investment Securities (cost $136,922,854)		131,240,293
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(5)(6) (cost $840,863)	840,863	840,863
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $2,627,300 and collateralized by $2,873,200 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $2,679,819 (cost $2,627,218)	2,627,218	2,627,218
TOTAL INVESTMENTS (cost $140,390,935)(7)	100.3%	134,708,374
Other assets less liabilities	(0.3)	(339,586)
NET ASSETS	100.0%	$134,368,788
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $12,181,740 representing 9.1% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2022.
(3)	Securities classified as Level 3 (see Note 2).
(4)	Interest Only
(5)	The rate shown is the 7-day yield as of November 30, 2022.
(6)	At November 30, 2022, the Fund had loaned securities with a total value of $828,751. This was secured by collateral of $840,863, which was received in cash and subsequently invested in short-term investments currently valued at $840,863 as reported in the Portfolio of Investments.
(7)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P 500 E-Mini Index	December 2022	$204,352	$204,062	$(290)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$82,091,441	$ —	$ —	$ 82,091,441
Corporate Bonds & Notes	—	13,401,412	—	13,401,412
Asset Backed Securities	—	7,663,876	—	7,663,876
Collateralized Mortgage Obligations:
Commercial and Residential	—	1,602,347	87,950	1,690,297
Other Industries	—	3,035,649	—	3,035,649
U.S. Government & Agency Obligations	—	23,357,464	—	23,357,464
Escrows and Litigation Trusts	—	154	—	154
Short-Term Investments	840,863	—	—	840,863
Repurchase Agreements	—	2,627,218	—	2,627,218
Total Investments at Value	$82,932,304	$51,688,120	$87,950	$134,708,374
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 290	$ —	$ —	$ 290
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Internet	21.4%
Software	21.0
Computers	10.4
Semiconductors	7.5
Diversified Financial Services	7.4
Healthcare-Services	6.5
Healthcare-Products	5.4
Retail	4.6
Pharmaceuticals	3.3
Auto Manufacturers	2.5
Commercial Services	2.0
Insurance	1.7
Banks	1.4
Chemicals	1.2
Telecommunications	1.0
Apparel	0.8
Short-Term Investments	0.7
Transportation	0.4
Miscellaneous Manufacturing	0.4
Media	0.3
Electronics	0.2
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Apparel — 0.8%
NIKE, Inc., Class B	51,570	$ 5,656,713
Auto Manufacturers — 2.5%
Tesla, Inc.†	88,454	17,221,994
Banks — 1.4%
Goldman Sachs Group, Inc.	25,800	9,962,670
Chemicals — 1.2%
Linde PLC	12,576	4,231,572
Sherwin-Williams Co.	16,054	4,000,336
		8,231,908
Commercial Services — 2.0%
Adyen NV*†	1,293	2,015,961
Affirm Holdings, Inc.#†	32,235	448,711
Block, Inc.†	35,748	2,422,642
Cintas Corp.	2,899	1,338,700
PayPal Holdings, Inc.†	21,670	1,699,145
S&P Global, Inc.	13,614	4,803,019
TransUnion	14,472	912,894
		13,641,072
Computers — 10.4%
Apple, Inc.	474,731	70,274,430
Crowdstrike Holdings, Inc., Class A†	8,075	950,024
Fortinet, Inc.†	19,844	1,054,907
		72,279,361
Diversified Financial Services — 7.4%
ANT International Co., Ltd. Class C†(1)(2)	402,788	571,959
Charles Schwab Corp.	72,381	5,974,328
Mastercard, Inc., Class A	56,750	20,225,700
Visa, Inc., Class A	114,426	24,830,442
		51,602,429
Electronics — 0.2%
TE Connectivity, Ltd.	11,417	1,439,912
Healthcare-Products — 5.4%
Align Technology, Inc.†	3,461	680,640
Danaher Corp.	39,213	10,721,226
Intuitive Surgical, Inc.†	46,886	12,677,506
Stryker Corp.	21,927	5,128,506
Teleflex, Inc.	4,519	1,057,988
Thermo Fisher Scientific, Inc.	13,036	7,303,028
		37,568,894
Healthcare-Services — 6.5%
Elevance Health, Inc.	8,200	4,369,944
Humana, Inc.	13,901	7,644,160
UnitedHealth Group, Inc.	60,083	32,911,064
		44,925,168
Insurance — 1.7%
Chubb, Ltd.	33,871	7,437,733
Marsh & McLennan Cos., Inc.	23,792	4,120,299
		11,558,032
Internet — 21.4%
Alphabet, Inc., Class A†	71,088	7,179,177
Alphabet, Inc., Class C†	541,300	54,914,885
Amazon.com, Inc.†	549,311	53,030,484
Booking Holdings, Inc.†	2,415	5,021,872
Security Description	Shares or Principal Amount	Value

Internet (continued)
DoorDash, Inc., Class A†	27,747	$ 1,616,263
Meta Platforms, Inc., Class A†	89,031	10,514,561
Netflix, Inc.†	21,952	6,706,995
Sea, Ltd. ADR†	60,644	3,539,790
Shopify, Inc., Class A†	76,564	3,129,936
Tencent Holdings, Ltd.	66,500	2,498,851
		148,152,814
Media — 0.3%
Walt Disney Co.†	23,019	2,252,870
Miscellaneous Manufacturing — 0.4%
General Electric Co.	29,397	2,527,260
Pharmaceuticals — 3.3%
AstraZeneca PLC ADR	37,386	2,541,126
Eli Lilly & Co.	43,533	16,154,226
Zoetis, Inc.	27,351	4,215,883
		22,911,235
Retail — 4.5%
Chipotle Mexican Grill, Inc.†	4,394	7,148,862
Dollar General Corp.	30,801	7,875,200
Lululemon Athletica, Inc.†	14,939	5,681,451
Ross Stores, Inc.	74,985	8,823,485
TJX Cos., Inc.	17,723	1,418,726
		30,947,724
Semiconductors — 7.5%
Advanced Micro Devices, Inc.†	85,988	6,675,248
ASML Holding NV	16,343	9,938,505
Lam Research Corp.	2,488	1,175,281
Marvell Technology, Inc.	56,951	2,649,361
Monolithic Power Systems, Inc.	10,088	3,853,212
NVIDIA Corp.	117,681	19,915,156
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,612	2,457,204
Texas Instruments, Inc.	27,854	5,026,533
		51,690,500
Software — 21.0%
Atlassian Corp., Class A†	19,364	2,547,334
Bill.com Holdings, Inc.†	23,605	2,842,514
Confluent, Inc., Class A†	33,096	762,201
Datadog, Inc., Class A†	14,882	1,127,758
Intuit, Inc.	27,815	11,337,116
Microsoft Corp.	352,227	89,867,197
MongoDB, Inc.†	14,278	2,180,108
MSCI, Inc.	2,402	1,219,808
Paycom Software, Inc.†	2,155	730,760
Roper Technologies, Inc.	12,590	5,525,625
ServiceNow, Inc.†	37,590	15,648,717
Snowflake, Inc., Class A†	9,524	1,360,979
Synopsys, Inc.†	23,933	8,126,211
Veeva Systems, Inc., Class A†	10,716	2,039,898
		145,316,226
Telecommunications — 1.0%
T-Mobile US, Inc.†	47,761	7,233,881
Transportation — 0.4%
Old Dominion Freight Line, Inc.	8,640	2,614,550
Total Common Stocks (cost $506,971,609)		687,735,213

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Software — 0.0%
Databricks, Inc. Series G†(1)(2) (cost $323,873)	5,478	$ 255,987
CORPORATE BONDS & NOTES — 0.1%
Retail — 0.1%
Carvana Co.
10.25%, 05/01/2030* (cost $1,544,074)	$1,806,000	767,550
Total Long-Term Investment Securities (cost $508,839,556)		688,758,750
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(3)	627,961	$ 627,961
T. Rowe Price Government Reserve Fund 3.86%(3)	3,962,676	3,962,676
Total Short-Term Investments (cost $4,590,637)		4,590,637
TOTAL INVESTMENTS (cost $513,430,193)(4)	100.1%	693,349,387
Other assets less liabilities	(0.1)	(817,283)
NET ASSETS	100.0%	$692,532,104
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Blue Chip Growth Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $2,783,511 representing 0.4% of net assets.
#	The security or a portion thereof is out on loan.
At November 30, 2022, the Fund had loaned securities with a total value of $211,514. This was secured by collateral of $199,134 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities.
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022 to 04/20/2023	$145,445
United States Treasury Notes/Bonds	0.13% to 4.50%	02/28/2023 to 02/15/2052	53,689
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	402,788	$1,535,176	$571,959	$ 1.42	0.08%
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	323,874	255,987	46.73	0.04
				$827,946		0.12%
(3)	The rate shown is the 7-day yield as of November 30, 2022.
(4)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 11,625,111	$2,015,961	$ —	$ 13,641,072
Diversified Financial Services	51,030,470	—	571,959	51,602,429
Internet	145,653,963	2,498,851	—	148,152,814
Other Industries	474,338,898	—	—	474,338,898
Convertible Preferred Stocks	—	—	255,987	255,987
Corporate Bonds & Notes	—	767,550	—	767,550
Short-Term Investments	4,590,637	—	—	4,590,637
Total Investments at Value	$687,239,079	$5,282,362	$827,946	$693,349,387
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Capital Appreciation Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Software	18.9%
Internet	14.2
Computers	10.4
Semiconductors	8.3
Retail	6.0
Biotechnology	5.0
Beverages	4.0
Diversified Financial Services	3.8
Pharmaceuticals	3.7
Commercial Services	3.0
Healthcare-Services	1.7
Transportation	1.6
Healthcare-Products	1.6
Short-Term Investments	1.6
Miscellaneous Manufacturing	1.5
Auto Manufacturers	1.4
Leisure Time	1.3
Environmental Control	1.3
Telecommunications	1.3
Real Estate	1.2
REITS	1.2
Food	1.1
Oil & Gas Services	1.1
Banks	1.1
Cosmetics/Personal Care	0.8
Insurance	0.8
Hand/Machine Tools	0.7
Packaging & Containers	0.7
Oil & Gas	0.6
99.9%
*	Calculated as a percentage of net assets

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Auto Manufacturers — 1.4%
Tesla, Inc.†	3,976	$ 774,127
Banks — 1.1%
US Bancorp	13,327	604,913
Beverages — 4.0%
Monster Beverage Corp.†	8,424	866,492
PepsiCo, Inc.	7,419	1,376,299
		2,242,791
Biotechnology — 5.0%
Exelixis, Inc.†	23,441	400,372
Horizon Therapeutics PLC†	10,010	1,003,903
Seagen, Inc.†	1,918	232,826
Vertex Pharmaceuticals, Inc.†	3,680	1,164,352
		2,801,453
Commercial Services — 3.0%
Booz Allen Hamilton Holding Corp.	2,536	269,830
FleetCor Technologies, Inc.†	2,914	571,727
PayPal Holdings, Inc.†	5,884	461,365
TransUnion	5,679	358,231
		1,661,153
Computers — 10.4%
Apple, Inc.	33,801	5,003,562
Crowdstrike Holdings, Inc., Class A†	1,490	175,299
Fortinet, Inc.†	11,850	629,946
		5,808,807
Cosmetics/Personal Care — 0.8%
Estee Lauder Cos., Inc., Class A	1,997	470,873
Diversified Financial Services — 3.8%
Mastercard, Inc., Class A	6,000	2,138,400
Environmental Control — 1.3%
Waste Management, Inc.	4,234	710,126
Food — 1.1%
Hershey Co.	2,682	630,726
Hand/Machine Tools — 0.7%
Snap-on, Inc.	1,728	415,757
Healthcare-Products — 1.6%
Align Technology, Inc.†	2,225	437,568
Tandem Diabetes Care, Inc.†	11,292	474,829
		912,397
Healthcare-Services — 1.7%
IQVIA Holdings, Inc.†	1,432	312,205
UnitedHealth Group, Inc.	1,174	643,070
		955,275
Insurance — 0.8%
Progressive Corp.	3,430	453,274
Internet — 14.2%
Alphabet, Inc., Class A†	7,234	730,562
Alphabet, Inc., Class C†	24,870	2,523,061
Amazon.com, Inc.†	23,759	2,293,694
Expedia Group, Inc.†	4,151	443,493
F5, Inc.†	1,032	159,558
GoDaddy, Inc., Class A†	10,149	803,090
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A†	6,635	$ 783,594
Pinterest, Inc., Class A†	7,551	191,946
		7,928,998
Leisure Time — 1.3%
YETI Holdings, Inc.†	16,484	739,967
Miscellaneous Manufacturing — 1.5%
Axon Enterprise, Inc.†	3,154	580,430
ITT, Inc.	3,215	271,732
		852,162
Oil & Gas — 0.6%
EOG Resources, Inc.	2,437	345,883
Oil & Gas Services — 1.1%
Halliburton Co.	16,378	620,562
Packaging & Containers — 0.7%
Sealed Air Corp.	7,583	403,643
Pharmaceuticals — 3.7%
Cigna Corp.	2,042	671,593
Eli Lilly & Co.	2,194	814,150
Neurocrine Biosciences, Inc.†	4,773	606,457
		2,092,200
Real Estate — 1.2%
CBRE Group, Inc., Class A†	8,500	676,600
REITS — 1.2%
Public Storage	2,199	655,214
Retail — 6.0%
AutoZone, Inc.†	378	974,862
Lowe's Cos., Inc.	2,233	474,624
Starbucks Corp.	4,004	409,209
Ulta Beauty, Inc.†	2,350	1,092,374
Williams-Sonoma, Inc.	3,301	385,887
		3,336,956
Semiconductors — 8.3%
Advanced Micro Devices, Inc.†	5,325	413,380
Broadcom, Inc.	2,813	1,550,047
NVIDIA Corp.	5,470	925,688
QUALCOMM, Inc.	8,812	1,114,630
Teradyne, Inc.	2,280	213,066
Texas Instruments, Inc.	2,238	403,870
		4,620,681
Software — 18.9%
Adobe, Inc.†	3,160	1,089,979
Autodesk, Inc.†	1,910	385,724
Dropbox, Inc., Class A†	23,223	547,134
Electronic Arts, Inc.	6,639	868,248
Microsoft Corp.	17,433	4,447,856
MSCI, Inc.	879	446,383
New Relic, Inc.†	5,074	285,514
ServiceNow, Inc.†	1,758	731,855
Veeva Systems, Inc., Class A†	5,833	1,110,370
Workday, Inc., Class A†	3,884	652,124
		10,565,187
Telecommunications — 1.3%
Motorola Solutions, Inc.	2,593	705,815

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 1.6%
Union Pacific Corp.	4,236	$ 921,033
Total Long-Term Investment Securities (cost $45,592,339)		55,044,973
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(1) (cost $893,468)	893,468	893,468
TOTAL INVESTMENTS (cost $46,485,807)(2)	99.9%	55,938,441
Other assets less liabilities	0.1	29,779
NET ASSETS	100.0%	$55,968,220
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	See Note 5 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$55,044,973	$—	$—	$55,044,973
Short-Term Investments	893,468	—	—	893,468
Total Investments at Value	$55,938,441	$—	$—	$55,938,441
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	63.4%
Domestic Equity Investment Companies	26.2
International Equity Investment Companies	9.8
Short-Term Investments	0.7
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.4%
Domestic Fixed Income Investment Companies — 63.4%
VALIC Company I Core Bond Fund (cost $219,585,631)	20,332,089	$197,221,266
Domestic Equity Investment Companies — 26.2%
VALIC Company I Blue Chip Growth Fund	438,758	6,717,381
VALIC Company I Large Capital Growth Fund	359,772	6,558,643
VALIC Company I Small Cap Growth Fund	507,819	7,500,491
VALIC Company I Small Cap Value Fund	575,269	7,812,161
VALIC Company I Stock Index Fund	830,435	39,246,331
VALIC Company I Systematic Value Fund	1,035,319	13,697,272
Total Domestic Equity Investment Companies (cost $79,936,605)		81,532,279
International Equity Investment Companies — 9.8%
VALIC Company I International Equities Index Fund (cost $27,626,702)	4,280,879	30,565,477
Total Long-Term Investment Securities (cost $327,148,938)		309,319,022
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(2) (cost $2,268,875)	2,268,875	$ 2,268,875
TOTAL INVESTMENTS (cost $329,417,813)(3)	100.1%	311,587,897
Other assets less liabilities	(0.1)	(276,179)
NET ASSETS	100.0%	$311,311,718
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of November 30, 2022.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$309,319,022	$—	$—	$309,319,022
Short-Term Investments	2,268,875	—	—	2,268,875
Total Investments at Value	$311,587,897	$—	$—	$311,587,897
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Core Bond Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	59.6%
Banks	8.8
Short-Term Investments	4.1
Electric	2.8
Oil & Gas	1.4
Telecommunications	1.3
Pipelines	1.3
Insurance	1.3
Collateralized Mortgage Obligations	1.2
Pharmaceuticals	1.1
Healthcare-Services	1.0
Media	0.9
Food	0.9
Chemicals	0.8
Diversified Financial Services	0.8
Auto Manufacturers	0.8
Computers	0.8
Commercial Services	0.7
Credit Card Receivables	0.7
Retail	0.6
Foreign Government Obligations	0.6
REITS	0.6
Multi-National	0.6
Transportation	0.5
Semiconductors	0.5
Beverages	0.5
Software	0.5
Packaging & Containers	0.4
Electronics	0.4
Miscellaneous Manufacturing	0.4
Machinery-Diversified	0.4
Forest Products & Paper	0.4
Internet	0.3
Auto Loan Receivables	0.3
Biotechnology	0.3
Machinery-Construction & Mining	0.3
Entertainment	0.3
Lodging	0.3
Mining	0.3
Iron/Steel	0.2
Other Asset Backed Securities	0.2
Trucking & Leasing	0.2
Cosmetics/Personal Care	0.2
Healthcare-Products	0.2
Oil & Gas Services	0.2
Oil Field Machinery & Equipment	0.2
Environmental Control	0.2
Aerospace/Defense	0.1
Leisure Time	0.1
Investment Companies	0.1
Airlines	0.1
Hand/Machine Tools	0.1
Building Materials	0.1
Savings & Loans	0.1
Gas	0.1
Real Estate	0.1
101.3%
Credit Quality†#
Aaa	63.6%
Aa	1.2
A	10.2
Baa	16.1
Ba	3.0

B	2.5%
Caa	0.3
Not Rated@	3.1
100.0%
*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 34.4%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	$ 1,465,000	$ 1,411,778
Lockheed Martin Corp.
2.80%, 06/15/2050	15,000	10,446
5.90%, 11/15/2063	716,000	791,948
Moog, Inc.
4.25%, 12/15/2027*	855,000	767,363
Rolls-Royce PLC
5.75%, 10/15/2027*	711,000	676,474
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	918,000	908,131
		4,566,140
Airlines — 0.1%
American Airlines, Inc.
11.75%, 07/15/2025*	1,196,000	1,328,197
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,734,276	1,429,127
United Airlines, Inc.
4.63%, 04/15/2029*	1,255,000	1,117,223
		3,874,547
Auto Manufacturers — 0.8%
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	444,000	344,347
Ford Motor Co.
3.25%, 02/12/2032	450,000	355,646
4.75%, 01/15/2043	628,000	464,744
6.10%, 08/19/2032	986,000	946,188
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,162,000	970,707
4.00%, 11/13/2030	4,723,000	3,994,949
4.95%, 05/28/2027	555,000	525,235
5.11%, 05/03/2029	402,000	374,781
7.35%, 11/04/2027	226,000	234,563
General Motors Co.
5.40%, 10/15/2029	2,113,000	2,039,011
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,404,000	1,102,276
2.75%, 06/20/2025	2,499,000	2,352,520
Mercedes-Benz Finance North America LLC
5.38%, 11/26/2025*	2,197,000	2,212,812
PACCAR Financial Corp.
4.95%, 10/03/2025	1,151,000	1,159,744
Toyota Motor Credit Corp.
1.90%, 04/06/2028#	3,267,000	2,857,109
5.45%, 11/10/2027	3,387,000	3,482,500
Volkswagen Group of America Finance LLC
4.35%, 06/08/2027*	1,965,000	1,901,644
		25,318,776
Banks — 8.8%
Banco Santander SA
1.72%, 09/14/2027	1,800,000	1,542,101
3.89%, 05/24/2024	2,600,000	2,547,370
5.29%, 08/18/2027	1,600,000	1,552,588
Bank Hapoalim BM
3.26%, 01/21/2032*	3,090,000	2,636,450
Bank of America Corp.
0.98%, 09/25/2025	3,386,000	3,101,674
2.46%, 10/22/2025	6,202,000	5,835,518
3.31%, 04/22/2042	2,202,000	1,667,253
3.38%, 04/02/2026	1,557,000	1,482,614
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.85%, 03/08/2037	$ 5,359,000	$ 4,539,184
4.08%, 04/23/2040	3,047,000	2,580,029
4.18%, 11/25/2027	3,821,000	3,640,339
4.57%, 04/27/2033	947,000	882,581
6.11%, 01/29/2037	2,789,000	2,891,665
Bank of Montreal
2.65%, 03/08/2027	835,000	766,251
3.70%, 06/07/2025	1,988,000	1,937,082
Bank of Nova Scotia
4.59%, 05/04/2037	3,276,000	2,824,828
BankUnited, Inc.
4.88%, 11/17/2025	3,643,000	3,613,350
5.13%, 06/11/2030	6,586,000	6,105,290
Barclays PLC
3.56%, 09/23/2035	4,158,000	3,158,405
BNP Paribas SA
1.32%, 01/13/2027*	1,715,000	1,489,643
1.68%, 06/30/2027*	3,793,000	3,271,885
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,097,021
Citigroup, Inc.
2.57%, 06/03/2031	839,000	687,598
2.67%, 01/29/2031	488,000	405,079
2.90%, 11/03/2042	720,000	505,409
3.67%, 07/24/2028	1,209,000	1,119,478
4.45%, 09/29/2027	3,953,000	3,807,295
5.61%, 09/29/2026	2,553,000	2,561,951
5.88%, 02/22/2033	3,407,000	3,422,891
6.00%, 10/31/2033	5,397,000	5,576,292
Citizens Financial Group, Inc.
2.64%, 09/30/2032	6,370,000	4,760,811
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	6,151,000	5,418,876
Credit Agricole SA
1.25%, 01/26/2027*	2,068,000	1,802,144
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	491,389
Danske Bank A/S
0.98%, 09/10/2025*	2,230,000	2,020,530
3.24%, 12/20/2025*	3,250,000	3,029,564
Deutsche Bank AG
2.22%, 09/18/2024	1,250,000	1,199,252
2.31%, 11/16/2027	1,671,000	1,395,790
3.74%, 01/07/2033	4,366,000	3,116,761
Fifth Third Bank NA
5.85%, 10/27/2025	1,049,000	1,057,462
First Horizon Bank
5.75%, 05/01/2030	5,696,000	5,559,876
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,797,000	2,416,662
2.38%, 07/21/2032	1,961,000	1,548,968
3.21%, 04/22/2042	1,836,000	1,361,025
3.50%, 11/16/2026	4,210,000	4,004,457
3.80%, 03/15/2030	774,000	703,495
5.70%, 11/01/2024	2,546,000	2,576,498
6.75%, 10/01/2037	4,346,000	4,657,768
HSBC Holdings PLC
1.59%, 05/24/2027	4,183,000	3,584,010
2.25%, 11/22/2027	3,440,000	2,965,108
4.18%, 12/09/2025	5,502,000	5,299,743
8.11%, 11/03/2033	1,710,000	1,805,343
Huntington National Bank
4.55%, 05/17/2028	2,502,000	2,440,166

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
ING Groep NV
1.40%, 07/01/2026*	$ 4,227,000	$ 3,773,844
4.63%, 01/06/2026*	1,185,000	1,158,217
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	2,864,000	1,882,671
JPMorgan Chase & Co.
0.65%, 09/16/2024	3,528,000	3,389,618
1.58%, 04/22/2027	1,181,000	1,042,707
2.01%, 03/13/2026	7,800,000	7,248,147
2.07%, 06/01/2029	601,000	505,416
2.53%, 11/19/2041	7,974,000	5,445,987
2.55%, 11/08/2032	928,000	742,722
3.54%, 05/01/2028	2,966,000	2,755,574
4.91%, 07/25/2033	2,720,000	2,622,936
5.72%, 09/14/2033	3,419,000	3,382,296
6.13%, 04/30/2024#(1)	2,751,000	2,680,784
KeyBank NA
5.85%, 11/15/2027	1,646,000	1,694,439
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,378,000	1,294,139
4.79%, 07/18/2025	3,128,000	3,095,375
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	4,964,000	4,688,390
2.56%, 09/13/2031	2,186,000	1,673,421
Morgan Stanley
1.16%, 10/21/2025	1,365,000	1,248,609
1.51%, 07/20/2027	3,756,000	3,268,162
2.48%, 09/16/2036	377,000	280,276
3.22%, 04/22/2042	2,114,000	1,591,889
3.63%, 01/20/2027	5,778,000	5,490,423
4.68%, 07/17/2026	907,000	896,681
5.30%, 04/20/2037	3,741,000	3,482,044
6.34%, 10/18/2033	713,000	758,202
National Bank of Canada
0.55%, 11/15/2024	1,995,000	1,903,095
NatWest Group PLC
1.64%, 06/14/2027	1,815,000	1,553,882
3.03%, 11/28/2035	3,869,000	2,841,622
4.27%, 03/22/2025	531,000	516,680
8.00%, 08/10/2025(1)	1,096,000	1,066,846
NatWest Markets PLC
0.80%, 08/12/2024*	1,289,000	1,189,434
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,562,001
Regions Financial Corp.
7.38%, 12/10/2037	2,697,000	3,044,224
Signature Bank
4.00%, 10/15/2030	4,220,000	3,858,730
Societe Generale SA
3.63%, 03/01/2041*	1,420,000	912,301
7.88%, 12/18/2023*(1)	1,554,000	1,530,068
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	3,357,000	3,165,918
SVB Financial Group
4.35%, 04/29/2028	3,789,000	3,572,474
Swedbank AB
1.54%, 11/16/2026*	4,167,000	3,643,255
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	2,492,000	2,184,156
Toronto-Dominion Bank
4.69%, 09/15/2027	5,093,000	5,040,219
Security Description	Shares or Principal Amount	Value

Banks (continued)
Truist Financial Corp.
4.26%, 07/28/2026	$ 1,754,000	$ 1,722,038
UBS Group AG
1.49%, 08/10/2027*	2,410,000	2,070,877
4.13%, 09/24/2025*	269,000	260,952
4.75%, 05/12/2028*	1,677,000	1,610,653
UniCredit SpA
2.57%, 09/22/2026*	3,353,000	2,950,445
5.46%, 06/30/2035*	1,766,000	1,394,473
US Bancorp
2.49%, 11/03/2036	5,884,000	4,553,749
5.73%, 10/21/2026	1,698,000	1,734,825
Valley National Bancorp
3.00%, 06/15/2031	2,279,000	2,020,517
Wells Fargo & Co.
2.39%, 06/02/2028	1,060,000	937,340
3.07%, 04/30/2041	2,266,000	1,682,155
4.30%, 07/22/2027	7,818,000	7,550,493
4.61%, 04/25/2053	1,328,000	1,179,796
4.65%, 11/04/2044	1,209,000	1,047,766
5.61%, 01/15/2044	1,232,000	1,205,655
Zions Bancorp NA
3.25%, 10/29/2029	3,140,000	2,588,844
		278,653,264
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	6,087,000	5,694,287
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	4,253,000	3,863,908
Constellation Brands, Inc.
4.35%, 05/09/2027	930,000	908,882
PepsiCo, Inc.
2.25%, 03/19/2025	1,713,000	1,633,928
3.60%, 02/18/2028	1,248,000	1,208,214
3.90%, 07/18/2032	1,898,000	1,820,937
4.20%, 07/18/2052	426,000	397,479
		15,527,635
Biotechnology — 0.3%
Amgen, Inc.
2.80%, 08/15/2041	4,186,000	3,001,262
3.15%, 02/21/2040	1,539,000	1,183,269
4.88%, 03/01/2053	931,000	849,168
CSL Finance PLC
4.75%, 04/27/2052*	1,014,000	921,467
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	750,000	630,285
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	752,000	590,833
2.80%, 09/15/2050	594,000	376,641
Royalty Pharma PLC
2.15%, 09/02/2031	2,372,000	1,828,632
		9,381,557
Building Materials — 0.1%
Carrier Global Corp.
3.38%, 04/05/2040	2,295,000	1,786,314
PGT Innovations, Inc.
4.38%, 10/01/2029*	817,000	688,143

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Industries, Inc.
3.38%, 01/15/2031*	$ 697,000	$ 534,348
5.00%, 02/15/2027*	250,000	230,065
		3,238,870
Chemicals — 0.8%
Albemarle Corp.
4.65%, 06/01/2027	1,926,000	1,887,922
5.65%, 06/01/2052	1,250,000	1,174,166
Braskem Netherlands Finance BV
4.50%, 01/10/2028*	1,974,000	1,784,002
Cabot Corp.
5.00%, 06/30/2032	1,634,000	1,516,522
Celanese US Holdings LLC
5.90%, 07/05/2024	2,242,000	2,228,292
CF Industries, Inc.
5.38%, 03/15/2044	2,339,000	2,151,423
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,082,000	945,397
Dow Chemical Co.
6.90%, 05/15/2053	714,000	776,344
Ecolab, Inc.
2.70%, 12/15/2051	2,191,000	1,412,264
5.25%, 01/15/2028	2,425,000	2,475,811
Methanex Corp.
5.13%, 10/15/2027	647,000	599,339
Minerals Technologies, Inc.
5.00%, 07/01/2028*	751,000	661,961
Nutrien, Ltd.
5.95%, 11/07/2025	1,179,000	1,203,476
RPM International, Inc.
2.95%, 01/15/2032	710,000	564,441
4.55%, 03/01/2029	2,322,000	2,159,214
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	660,000	419,925
Westlake Corp.
3.38%, 08/15/2061	1,993,000	1,203,484
Yara International ASA
7.38%, 11/14/2032*	2,657,000	2,814,148
		25,978,131
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	555,000	550,442
Commercial Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	200,000	168,250
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	610,000	517,350
Automatic Data Processing, Inc.
1.70%, 05/15/2028	1,340,000	1,176,611
Brink's Co/The
4.63%, 10/15/2027*	740,000	680,419
Deluxe Corp.
8.00%, 06/01/2029*	1,090,000	901,975
Ford Foundation
2.82%, 06/01/2070	1,828,000	1,079,604
Garda World Security Corp.
6.00%, 06/01/2029*	354,000	286,740
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
9.50%, 11/01/2027*	$ 83,000	$ 76,783
Hertz Corp.
5.00%, 12/01/2029*	686,000	544,396
Korn Ferry
4.63%, 12/15/2027*	436,000	398,582
Metis Merger Sub LLC
6.50%, 05/15/2029*	670,000	551,745
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*#	1,118,000	785,395
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*#	665,000	495,425
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	973,000	856,113
PROG Holdings, Inc.
6.00%, 11/15/2029*	692,000	602,829
Quanta Services, Inc.
3.05%, 10/01/2041	1,225,000	823,759
Rent-A-Center Inc/TX
6.38%, 02/15/2029*	745,000	612,762
S&P Global, Inc.
2.70%, 03/01/2029*	2,831,000	2,516,197
Sotheby's
7.38%, 10/15/2027*	1,000,000	973,995
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	291,000	242,180
TriNet Group, Inc.
3.50%, 03/01/2029*	945,000	785,531
Triton Container International, Ltd.
2.05%, 04/15/2026*	4,862,000	4,227,448
3.15%, 06/15/2031*	4,434,000	3,496,972
		22,801,061
Computers — 0.8%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	785,000	641,361
Apple, Inc.
1.40%, 08/05/2028	3,559,000	3,055,168
2.65%, 05/11/2050	1,693,000	1,170,422
2.70%, 08/05/2051	925,000	639,498
3.95%, 08/08/2052	2,059,000	1,800,599
4.10%, 08/08/2062	1,469,000	1,272,327
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	1,422,000	1,165,061
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	2,448,000	1,686,991
8.10%, 07/15/2036	1,594,000	1,835,326
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026#	5,711,000	5,171,830
6.20%, 10/15/2035	258,000	270,031
HP, Inc.
5.50%, 01/15/2033	1,035,000	988,898
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	1,619,000	1,324,599
3.15%, 10/15/2031	595,000	394,296
Leidos, Inc.
4.38%, 05/15/2030	2,076,000	1,893,669
NCR Corp.
5.13%, 04/15/2029*	470,000	404,299
Seagate HDD Cayman
4.09%, 06/01/2029	520,000	430,300
		24,144,675

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cosmetics/Personal Care — 0.2%
Coty, Inc.
5.00%, 04/15/2026*	$ 656,000	$ 628,933
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,096,000	951,909
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	2,395,000	2,294,441
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032	1,733,000	1,529,420
4.00%, 03/24/2052	1,365,000	1,088,193
		6,492,896
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	2,099,000	1,845,641
AG Issuer LLC
6.25%, 03/01/2028*	1,008,000	940,013
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	682,000	553,006
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	883,000	767,955
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	915,000	838,434
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	958,000	641,860
Curo Group Holdings Corp.
7.50%, 08/01/2028*	650,000	266,500
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,036,000	1,007,230
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	1,270,000	1,176,523
goeasy, Ltd.
4.38%, 05/01/2026*	577,000	506,468
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	2,219,000	2,126,969
5.20%, 06/15/2062	1,248,000	1,211,485
LFS Topco LLC
5.88%, 10/15/2026*	820,000	656,015
LPL Holdings, Inc.
4.00%, 03/15/2029*	615,000	536,486
4.63%, 11/15/2027*	445,000	411,095
NFP Corp.
4.88%, 08/15/2028*	356,000	308,450
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	456,000	367,080
Synchrony Financial
4.50%, 07/23/2025	9,699,000	9,286,246
USAA Capital Corp.
3.38%, 05/01/2025*	2,593,000	2,509,321
		25,956,777
Electric — 2.8%
AEP Transmission Co. LLC
3.65%, 04/01/2050	591,000	449,896
AES Corp.
2.45%, 01/15/2031	3,472,000	2,758,912
Ameren Illinois Co.
5.90%, 12/01/2052	400,000	436,505
American Electric Power Co, Inc.
5.75%, 11/01/2027	940,000	965,098
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	605,000	533,323
Security Description	Shares or Principal Amount	Value

Electric (continued)
Avangrid, Inc.
3.20%, 04/15/2025	$ 5,958,000	$ 5,692,295
Calpine Corp.
3.75%, 03/01/2031*	933,000	768,744
5.00%, 02/01/2031*	624,000	539,440
Clearway Energy Operating LLC
4.75%, 03/15/2028*	432,000	399,066
CMS Energy Corp.
3.75%, 12/01/2050	1,451,000	1,073,740
4.75%, 06/01/2050	1,693,000	1,408,625
Colbun SA
3.15%, 01/19/2032*	1,911,000	1,581,352
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/2061	2,542,000	1,867,259
6.15%, 11/15/2052	678,000	745,589
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	916,000	854,248
Dominion Energy, Inc.
5.25%, 08/01/2033	2,437,000	2,380,706
5.75%, 10/01/2054	1,025,000	954,839
DTE Electric Co.
3.95%, 03/01/2049	2,101,000	1,740,810
Duke Energy Carolinas LLC
3.55%, 03/15/2052	823,000	627,624
Duke Energy Florida LLC
5.95%, 11/15/2052	914,000	1,005,570
EDP Finance BV
6.30%, 10/11/2027*	1,008,000	1,025,067
Emera US Finance LP
4.75%, 06/15/2046	2,299,000	1,820,735
Enel Finance America LLC
7.10%, 10/14/2027*	1,528,000	1,588,359
Enel Finance International NV
4.75%, 05/25/2047*	1,025,000	797,365
7.75%, 10/14/2052*	1,490,000	1,640,673
Engie Energia Chile SA
3.40%, 01/28/2030*	1,517,000	1,218,758
Entergy Louisiana LLC
4.75%, 09/15/2052	667,000	601,655
Entergy Mississippi LLC
3.50%, 06/01/2051	961,000	702,354
Entergy Texas, Inc.
4.50%, 03/30/2039	3,598,000	3,146,947
5.00%, 09/15/2052	653,000	602,887
Evergy Missouri West, Inc.
5.15%, 12/15/2027*	801,000	803,791
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	2,248,000	1,831,636
Georgia Power Co.
3.25%, 03/15/2051	2,684,000	1,891,598
Interstate Power & Light Co.
3.50%, 09/30/2049	1,814,000	1,320,638
ITC Holdings Corp.
4.95%, 09/22/2027*	2,635,000	2,617,326
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,514,000	1,143,847
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	938,000	880,152
2.85%, 01/27/2025	4,921,000	4,736,298
4.15%, 12/15/2032	1,621,000	1,518,317
4.75%, 04/30/2043	1,503,000	1,386,084
NRG Energy, Inc.
3.63%, 02/15/2031*	1,266,000	1,012,357

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032*	$ 1,882,000	$ 1,801,638
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,862,000	1,995,784
4.30%, 03/15/2045	3,385,000	2,466,364
4.95%, 06/08/2025	1,406,000	1,379,915
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,225,000	1,099,276
Public Service Co. of Colorado
2.70%, 01/15/2051	4,029,000	2,632,969
3.70%, 06/15/2028	1,829,000	1,733,083
4.10%, 06/15/2048	1,784,000	1,497,213
Public Service Co. of Oklahoma
2.20%, 08/15/2031	2,136,000	1,727,343
Southern California Edison Co.
1.10%, 04/01/2024	5,575,000	5,288,057
5.85%, 11/01/2027	1,618,000	1,671,159
Southern Co.
4.48%, 08/01/2024(2)	1,935,000	1,905,667
Union Electric Co.
2.95%, 06/15/2027	2,295,000	2,142,127
3.90%, 04/01/2052	1,125,000	917,845
Vistra Operations Co. LLC
5.00%, 07/31/2027*	952,000	893,618
		88,222,543
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	657,000	558,923
EnerSys
4.38%, 12/15/2027*	799,000	709,113
		1,268,036
Electronics — 0.4%
Agilent Technologies, Inc.
2.30%, 03/12/2031	2,690,000	2,192,633
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	1,447,000	1,386,782
Flex, Ltd.
6.00%, 01/15/2028	792,000	799,232
Honeywell International, Inc.
4.95%, 02/15/2028	2,067,000	2,108,718
Imola Merger Corp.
4.75%, 05/15/2029*	750,000	669,375
Trimble, Inc.
4.90%, 06/15/2028	912,000	883,659
TTM Technologies, Inc.
4.00%, 03/01/2029*#	775,000	657,465
Vontier Corp.
2.95%, 04/01/2031	5,330,000	3,829,578
		12,527,442
Engineering & Construction — 0.0%
VM Consolidated, Inc.
5.50%, 04/15/2029*	655,000	576,326
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	922,000	525,383
Banijay Entertainment SASU
5.38%, 03/01/2025*	823,000	780,245
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	$ 664,000	$ 656,233
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	698,000	587,174
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,480,000	1,275,390
Warnermedia Holdings, Inc.
3.64%, 03/15/2025*	1,320,000	1,260,390
5.05%, 03/15/2042*	1,559,000	1,248,055
5.14%, 03/15/2052*	728,000	564,099
5.39%, 03/15/2062*	2,297,000	1,777,395
		8,674,364
Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/2030	843,000	720,234
Harsco Corp.
5.75%, 07/31/2027*	928,000	749,360
Waste Connections, Inc.
2.20%, 01/15/2032	2,928,000	2,358,760
4.25%, 12/01/2028	1,191,000	1,148,773
		4,977,127
Food — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	1,046,000	1,000,206
C&S Group Enterprises LLC
5.00%, 12/15/2028*	1,222,000	907,353
Conagra Brands, Inc.
7.00%, 10/01/2028	2,210,000	2,367,968
General Mills, Inc.
5.24%, 11/18/2025	1,090,000	1,091,461
Hormel Foods Corp.
0.65%, 06/03/2024	1,635,000	1,537,576
Kraft Heinz Foods Co.
4.38%, 06/01/2046	3,584,000	3,020,818
4.88%, 10/01/2049	1,094,000	985,059
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	310,000	306,900
Nestle Holdings, Inc.
3.50%, 09/24/2025*	3,340,000	3,256,195
Performance Food Group, Inc.
5.50%, 10/15/2027*	497,000	479,605
Pilgrim's Pride Corp.
5.88%, 09/30/2027*	431,000	425,914
Post Holdings, Inc.
4.50%, 09/15/2031*	662,000	564,170
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	453,000	374,857
Smithfield Foods, Inc.
4.25%, 02/01/2027*	1,866,000	1,717,835
5.20%, 04/01/2029*	2,140,000	1,988,185
Sysco Corp.
4.45%, 03/15/2048	4,014,000	3,370,757
4.50%, 04/01/2046	2,400,000	2,037,221
5.95%, 04/01/2030	595,000	622,168
6.60%, 04/01/2050	897,000	1,000,692
		27,054,940

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Forest Products & Paper — 0.4%
Georgia-Pacific LLC
0.95%, 05/15/2026*	$ 8,467,000	$ 7,437,752
Glatfelter Corp.
4.75%, 11/15/2029*	981,000	640,102
Inversiones CMPC SA
3.00%, 04/06/2031*	1,689,000	1,389,914
Suzano Austria GmbH
3.13%, 01/15/2032	1,440,000	1,123,572
3.75%, 01/15/2031	392,000	327,570
		10,918,910
Gas — 0.1%
Atmos Energy Corp.
5.75%, 10/15/2052	2,016,000	2,150,538
Spire Missouri, Inc.
3.30%, 06/01/2051	1,202,000	843,602
		2,994,140
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	676,000	641,806
4.00%, 03/15/2060#	3,228,000	2,758,552
		3,400,358
Healthcare-Products — 0.2%
Alcon Finance Corp.
5.75%, 12/06/2052*	1,207,000	1,221,022
GE Healthcare Holding LLC
5.65%, 11/15/2027*	2,349,000	2,395,622
6.38%, 11/22/2052*	718,000	798,714
Medline Borrower LP
3.88%, 04/01/2029*	904,000	777,223
STERIS PLC
3.75%, 03/15/2051	1,790,000	1,292,370
		6,484,951
Healthcare-Services — 1.0%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	1,412,000	1,198,492
DaVita, Inc.
4.63%, 06/01/2030*	1,051,000	850,764
Elevance Health, Inc.
2.88%, 09/15/2029	1,761,000	1,554,198
6.10%, 10/15/2052	902,000	981,385
HCA, Inc.
3.50%, 09/01/2030 to 07/15/2051	5,352,000	4,203,983
4.63%, 03/15/2052*	2,389,000	1,926,217
5.88%, 02/15/2026	1,023,000	1,031,334
Humana, Inc.
1.35%, 02/03/2027	2,177,000	1,878,100
5.88%, 03/01/2033	808,000	841,055
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	748,000	620,060
Roche Holdings, Inc.
2.13%, 03/10/2025*	5,909,000	5,618,136
Select Medical Corp.
6.25%, 08/15/2026*	1,205,000	1,166,271
Tenet Healthcare Corp.
4.63%, 07/15/2024	184,000	180,043
UnitedHealth Group, Inc.
1.25%, 01/15/2026	3,133,000	2,837,056
4.95%, 05/15/2062	747,000	716,483
5.15%, 10/15/2025	2,221,000	2,256,318
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.25%, 02/15/2028	$ 1,688,000	$ 1,736,358
6.05%, 02/15/2063	1,759,000	1,973,403
		31,569,656
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	790,000	650,553
Insurance — 1.3%
Americo Life, Inc.
3.45%, 04/15/2031*	1,553,000	1,196,127
Athene Global Funding
1.73%, 10/02/2026*	3,450,000	2,975,205
Athene Holding, Ltd.
3.45%, 05/15/2052	714,000	445,748
Brighthouse Financial Global Funding
0.60%, 06/28/2023*	2,537,000	2,467,404
Enstar Group, Ltd.
3.10%, 09/01/2031	2,058,000	1,508,575
4.95%, 06/01/2029	3,919,000	3,595,242
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,742,000	2,397,110
F&G Global Funding
0.90%, 09/20/2024*	2,390,000	2,181,359
2.30%, 04/11/2027*	4,144,000	3,624,602
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	4,349,000	2,548,340
MassMutual Global Funding II
2.75%, 06/22/2024*	1,494,000	1,442,548
NMI Holdings, Inc.
7.38%, 06/01/2025*	490,000	492,631
Ohio National Financial Services, Inc.
6.05%, 01/24/2030*	2,410,000	2,244,507
Principal Life Global Funding II
0.50%, 01/08/2024*	1,490,000	1,417,059
Prudential Financial, Inc.
3.91%, 12/07/2047	565,000	452,439
5.63%, 06/15/2043	1,852,000	1,836,536
5.70%, 09/15/2048	1,373,000	1,274,954
Prudential PLC
3.13%, 04/14/2030	1,811,000	1,583,282
Ryan Specialty Group LLC
4.38%, 02/01/2030*	420,000	359,100
SBL Holdings, Inc.
5.00%, 02/18/2031*	1,952,000	1,527,191
Security Benefit Global Funding
1.25%, 05/17/2024*	1,092,000	1,018,942
Willis North America, Inc.
4.65%, 06/15/2027	3,440,000	3,340,932
		39,929,833
Internet — 0.3%
Amazon.com, Inc.
3.30%, 04/13/2027	1,828,000	1,752,574
4.10%, 04/13/2062	3,699,000	3,118,454
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,130,000	1,101,750
Expedia Group, Inc.
2.95%, 03/15/2031	833,000	677,200
Gen Digital, Inc.
6.75%, 09/30/2027*	243,000	244,047
7.13%, 09/30/2030*	474,000	477,830
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	695,000	522,552

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
ION Trading Technologies Sarl
5.75%, 05/15/2028*	$ 1,276,000	$ 1,040,540
Meta Platforms, Inc.
4.45%, 08/15/2052*	1,163,000	955,670
4.65%, 08/15/2062*	1,215,000	993,172
		10,883,789
Investment Companies — 0.1%
JAB Holdings BV
4.50%, 04/08/2052*	2,775,000	1,866,655
Temasek Financial I, Ltd.
2.75%, 08/02/2061*	3,030,000	2,077,967
		3,944,622
Iron/Steel — 0.2%
ArcelorMittal SA
6.55%, 11/29/2027	2,673,000	2,696,042
ATI, Inc.
4.88%, 10/01/2029	549,000	467,984
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	352,000	308,000
6.25%, 10/01/2040	367,000	300,324
Commercial Metals Co.
3.88%, 02/15/2031	753,000	623,649
Mineral Resources, Ltd.
8.00%, 11/01/2027*	246,000	252,740
8.13%, 05/01/2027*	481,000	486,893
Nucor Corp.
3.13%, 04/01/2032	858,000	732,810
4.30%, 05/23/2027	1,825,000	1,782,694
		7,651,136
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	1,530,000	1,137,685
7.63%, 03/01/2026*	279,000	235,057
10.50%, 06/01/2030*#	140,000	119,860
NCL Corp., Ltd.
3.63%, 12/15/2024*#	1,721,000	1,501,745
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,277,000	1,057,892
		4,052,239
Lodging — 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	251,000	207,175
5.00%, 06/01/2029*	958,000	829,561
Marriott International, Inc.
2.85%, 04/15/2031	4,082,000	3,335,246
3.50%, 10/15/2032	3,353,000	2,823,188
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	617,000	487,739
Travel & Leisure Co.
6.00%, 04/01/2027	586,000	549,470
		8,232,379
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027#	1,947,000	1,745,283
3.60%, 08/12/2027	1,681,000	1,616,239
Komatsu Finance America, Inc.
5.50%, 10/06/2027*	1,571,000	1,602,591
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Weir Group PLC
2.20%, 05/13/2026*	$ 4,904,000	$ 4,335,844
		9,299,957
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC
1.88%, 01/15/2026	539,000	488,185
4.20%, 01/15/2024	2,673,000	2,642,281
5.45%, 10/14/2025	844,000	853,176
John Deere Capital Corp.
1.30%, 10/13/2026	1,251,000	1,112,297
3.40%, 06/06/2025	4,939,000	4,818,600
4.15%, 09/15/2027	13,000	12,758
nVent Finance SARL
2.75%, 11/15/2031	2,026,000	1,540,018
		11,467,315
Media — 0.9%
Altice Financing SA
5.00%, 01/15/2028*	1,226,000	1,000,269
Belo Corp.
7.25%, 09/15/2027	828,000	802,423
7.75%, 06/01/2027	424,000	413,400
Block Communications, Inc.
4.88%, 03/01/2028*	786,000	684,661
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	361,000	331,853
5.38%, 06/01/2029*	1,801,000	1,634,353
6.38%, 09/01/2029*	1,140,000	1,086,124
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,884,000	1,273,544
3.85%, 04/01/2061	1,675,000	1,032,620
4.80%, 03/01/2050	2,267,000	1,700,926
5.38%, 04/01/2038	288,000	246,391
6.38%, 10/23/2035	1,045,000	1,028,217
Comcast Corp.
4.15%, 10/15/2028	1,807,000	1,753,287
4.60%, 10/15/2038	1,575,000	1,475,271
5.25%, 11/07/2025	844,000	858,406
CSC Holdings LLC
4.63%, 12/01/2030*	1,370,000	868,796
5.38%, 02/01/2028*	640,000	572,891
5.75%, 01/15/2030*	955,000	650,355
Discovery Communications LLC
5.30%, 05/15/2049	2,260,000	1,774,656
Paramount Global
4.38%, 03/15/2043	5,918,000	4,175,267
5.85%, 09/01/2043	653,000	552,523
6.38%, 03/30/2062	502,000	415,168
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	770,000	680,541
Time Warner Cable LLC
6.55%, 05/01/2037	3,026,000	2,900,291
Univision Communications, Inc.
6.63%, 06/01/2027*	825,000	803,988
7.38%, 06/30/2030*	537,000	535,937
UPC Broadband Finco BV
4.88%, 07/15/2031*	590,000	504,518
		29,756,676
Mining — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028	1,324,000	1,161,181

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
3.75%, 10/01/2030	$ 1,297,000	$ 1,122,381
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	926,000	847,290
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	567,000	513,501
6.13%, 04/01/2029*	621,000	555,917
South32 Treasury, Ltd.
4.35%, 04/14/2032*	4,581,000	3,971,662
		8,171,932
Miscellaneous Manufacturing — 0.4%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	6,444,000	6,082,187
Parker-Hannifin Corp.
4.25%, 09/15/2027	1,931,000	1,872,734
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*#	1,712,000	1,406,922
3.25%, 05/27/2025*	2,521,000	2,432,644
		11,794,487
Multi-National — 0.6%
Asian Infrastructure Investment Bank
0.50%, 10/30/2024	2,356,000	2,181,620
European Bank for Reconstruction & Development
1.50%, 02/13/2025	4,139,000	3,895,256
Inter-American Development Bank
1.13%, 07/20/2028	5,263,000	4,510,128
International Bank for Reconstruction & Development
0.75%, 11/24/2027	5,257,000	4,496,064
3.13%, 11/20/2025	2,237,000	2,171,448
		17,254,516
Oil & Gas — 1.4%
Antero Resources Corp.
5.38%, 03/01/2030*	1,222,000	1,144,947
Apache Corp.
4.38%, 10/15/2028	793,000	711,717
5.35%, 07/01/2049	2,924,000	2,313,469
BP Capital Markets America, Inc.
3.00%, 02/24/2050	1,797,000	1,238,301
3.54%, 04/06/2027	5,377,000	5,148,382
BP Capital Markets PLC
4.88%, 03/22/2030(1)	1,331,000	1,170,947
California Resources Corp.
7.13%, 02/01/2026*	733,000	712,842
Chevron Corp.
1.55%, 05/11/2025	2,069,000	1,934,074
Chevron USA, Inc.
4.20%, 10/15/2049	1,133,000	974,763
Chord Energy Corp.
6.38%, 06/01/2026*	317,000	309,868
Civitas Resources, Inc.
5.00%, 10/15/2026*	1,164,000	1,072,684
Crescent Energy Finance LLC
7.25%, 05/01/2026*	664,000	640,986
Diamondback Energy, Inc.
4.40%, 03/24/2051#	2,043,000	1,607,629
6.25%, 03/15/2053	2,637,000	2,650,705
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	640,000	616,211
EQT Corp.
3.63%, 05/15/2031*#	4,477,000	3,872,746
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Hess Corp.
6.00%, 01/15/2040	$ 1,404,000	$ 1,408,225
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,194,000	1,097,083
Marathon Oil Corp.
6.60%, 10/01/2037	1,450,000	1,490,364
6.80%, 03/15/2032	1,613,000	1,691,830
Murphy Oil Corp.
6.38%, 07/15/2028	43,000	42,409
Nabors Industries, Inc.
7.38%, 05/15/2027*	500,000	486,250
Nabors Industries, Ltd.
7.25%, 01/15/2026*	545,000	523,881
Occidental Petroleum Corp.
6.38%, 09/01/2028	1,383,000	1,412,043
6.60%, 03/15/2046	2,174,000	2,217,480
7.50%, 05/01/2031	963,000	1,044,855
Rockcliff Energy II LLC
5.50%, 10/15/2029*	556,000	510,130
Santos Finance, Ltd.
3.65%, 04/29/2031*	1,156,000	922,762
Southwestern Energy Co.
5.38%, 02/01/2029	1,013,000	956,272
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,424,000	1,210,957
Var Energi ASA
7.50%, 01/15/2028*	3,494,000	3,570,328
		44,705,140
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	278,000	257,845
6.88%, 04/01/2027*	486,000	470,205
Halliburton Co.
4.75%, 08/01/2043	1,372,000	1,198,824
4.85%, 11/15/2035	1,729,000	1,620,451
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	1,486,000	1,402,710
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	825,000	789,938
Weatherford International, Ltd.
6.50%, 09/15/2028*	378,000	363,825
		6,103,798
Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	408,000	329,449
4.00%, 05/17/2025	2,925,000	2,839,736
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	413,000	348,276
Ball Corp.
2.88%, 08/15/2030	295,000	239,817
5.25%, 07/01/2025	206,000	205,328
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	958,000	922,994
Crown Americas LLC
5.25%, 04/01/2030*#	610,000	564,250
Klabin Austria GmbH
7.00%, 04/03/2049*	1,104,000	1,052,813

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
LABL, Inc.
5.88%, 11/01/2028*	$ 870,000	$ 768,761
Sealed Air Corp.
5.00%, 04/15/2029*	115,000	106,950
Silgan Holdings, Inc.
4.13%, 02/01/2028	657,000	616,890
Sonoco Products Co.
1.80%, 02/01/2025	5,987,000	5,559,795
		13,555,059
Pharmaceuticals — 1.1%
AbbVie, Inc.
4.05%, 11/21/2039	3,973,000	3,471,012
4.25%, 11/21/2049	5,106,000	4,390,545
AmerisourceBergen Corp.
3.45%, 12/15/2027	810,000	760,042
4.30%, 12/15/2047	1,860,000	1,555,731
Becton Dickinson and Co.
4.30%, 08/22/2032	931,000	886,390
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	2,126,000	1,916,801
3.90%, 02/20/2028	2,335,000	2,271,014
Cardinal Health, Inc.
4.60%, 03/15/2043	3,438,000	2,862,272
Cigna Corp.
3.40%, 03/15/2050	3,374,000	2,434,843
3.88%, 10/15/2047	870,000	687,457
CVS Health Corp.
4.78%, 03/25/2038	4,511,000	4,169,025
5.13%, 07/20/2045	968,000	903,821
Embecta Corp.
5.00%, 02/15/2030*	733,000	628,548
HLF Financing Sarl LLC / Herbalife International, Inc.
4.88%, 06/01/2029*	1,364,000	974,810
Option Care Health, Inc.
4.38%, 10/31/2029*	132,000	112,372
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	682,000	613,786
5.13%, 04/30/2031*	680,000	603,439
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,807,000	1,702,591
Viatris, Inc.
3.85%, 06/22/2040	1,766,000	1,216,488
4.00%, 06/22/2050	4,510,000	2,933,257
Zoetis, Inc.
5.40%, 11/14/2025	812,000	824,267
		35,918,511
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	642,000	606,690
Buckeye Partners LP
4.50%, 03/01/2028*	775,000	687,812
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,163,000	946,391
DCP Midstream Operating LP
5.63%, 07/15/2027	747,000	743,984
DT Midstream, Inc.
4.38%, 06/15/2031*	437,000	377,004
Energy Transfer LP
4.90%, 03/15/2035	1,601,000	1,440,667
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
4.95%, 05/15/2028	$ 1,721,000	$ 1,657,613
5.35%, 05/15/2045	982,000	844,734
6.13%, 12/15/2045	774,000	733,057
EnLink Midstream LLC
6.50%, 09/01/2030*	423,000	429,607
EnLink Midstream Partners LP
5.05%, 04/01/2045	242,000	183,811
6.00%, 01/12/2023(1)	1,051,000	867,075
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,227,000	829,724
5.25%, 08/16/2077	996,000	808,669
EQM Midstream Partners LP
5.50%, 07/15/2028	608,000	563,361
7.50%, 06/01/2027 to 06/01/2030*	459,000	463,190
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	552,000	531,383
8.00%, 01/15/2027	1,317,000	1,256,960
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	1,899,000	1,845,558
3.45%, 10/15/2027*	3,752,000	3,333,348
Harvest Midstream I LP
7.50%, 09/01/2028*	1,089,000	1,042,717
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	876,000	798,178
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	850,000	789,250
ITT Holdings LLC
6.50%, 08/01/2029*	804,000	688,105
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	797,000	719,864
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025#	482,000	395,240
NuStar Logistics LP
5.75%, 10/01/2025	243,000	236,317
6.38%, 10/01/2030	414,000	385,020
ONEOK Partners LP
6.65%, 10/01/2036	3,576,000	3,560,941
ONEOK, Inc.
6.10%, 11/15/2032	637,000	648,597
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	1,086,000	790,996
6.65%, 01/15/2037	1,351,000	1,352,267
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037*	1,114,000	1,127,718
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	975,000	836,149
4.88%, 02/01/2031	277,000	252,297
6.50%, 07/15/2027	3,523,000	3,542,130
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	776,000	670,270
Western Midstream Operating LP
4.50%, 03/01/2028	79,000	73,273
Williams Cos., Inc.
5.75%, 06/24/2044	3,325,000	3,237,859
		40,297,826
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,087,000	1,038,183
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,056,000	857,208

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Real Estate (continued)
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	$ 1,061,000	$ 827,966
		2,723,357
REITS — 0.6%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	790,000	629,038
Corporate Office Properties LP
2.90%, 12/01/2033	859,000	613,299
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/2028*	765,000	653,540
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,214,000	1,055,949
Host Hotels & Resorts LP
3.50%, 09/15/2030	3,572,000	2,981,467
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	885,000	772,163
LXP Industrial Trust
2.38%, 10/01/2031	964,000	733,608
National Health Investors, Inc.
3.00%, 02/01/2031	1,697,000	1,229,696
Office Properties Income Trust
3.45%, 10/15/2031	1,244,000	796,541
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	3,803,000	2,788,516
3.38%, 02/01/2031	1,984,000	1,550,720
Service Properties Trust
4.38%, 02/15/2030	1,747,000	1,225,835
Spirit Realty LP
2.70%, 02/15/2032	621,000	464,286
Starwood Property Trust, Inc.
4.75%, 03/15/2025	930,000	890,114
Vornado Realty LP
2.15%, 06/01/2026	852,000	720,107
3.40%, 06/01/2031	70,000	53,361
Weyerhaeuser Co.
4.00%, 03/09/2052	1,031,000	795,869
		17,954,109
Retail — 0.6%
Brinker International, Inc.
5.00%, 10/01/2024*	44,000	42,460
Carvana Co.
5.50%, 04/15/2027*	1,091,000	391,571
CEC Entertainment LLC
6.75%, 05/01/2026*	1,070,000	1,000,889
Dave & Buster's, Inc.
7.63%, 11/01/2025*	782,000	785,844
eG Global Finance PLC
6.75%, 02/07/2025*	811,000	738,010
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	990,000	910,800
FirstCash, Inc.
4.63%, 09/01/2028*	631,000	555,251
Ken Garff Automotive LLC
4.88%, 09/15/2028*	795,000	672,732
Kohl's Corp.
5.55%, 07/17/2045	4,210,000	2,786,115
LBM Acquisition LLC
6.25%, 01/15/2029*	711,000	489,747
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lowe's Cos, Inc.
3.10%, 05/03/2027	$ 821,000	$ 770,975
Lowe's Cos., Inc.
4.45%, 04/01/2062	1,526,000	1,233,497
McDonald's Corp.
3.50%, 07/01/2027	1,732,000	1,656,766
3.63%, 09/01/2049	2,453,000	1,901,811
4.45%, 03/01/2047	1,756,000	1,561,665
Murphy Oil USA, Inc.
4.75%, 09/15/2029	624,000	576,270
Nordstrom, Inc.
2.30%, 04/08/2024	953,000	896,392
4.25%, 08/01/2031	658,000	510,963
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	1,657,000	1,574,726
Park River Holdings, Inc.
6.75%, 08/01/2029*	657,000	448,951
Walmart, Inc.
2.55%, 04/11/2023	80,000	79,354
		19,584,789
Savings & Loans — 0.1%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	3,332,000	3,203,818
Semiconductors — 0.5%
Broadcom, Inc.
2.45%, 02/15/2031*	3,358,000	2,649,343
3.19%, 11/15/2036*	2,473,000	1,801,114
Entegris Escrow Corp.
5.95%, 06/15/2030*	720,000	672,515
Intel Corp.
4.15%, 08/05/2032#	5,364,000	5,060,864
4.90%, 08/05/2052#	653,000	595,980
KLA Corp.
4.95%, 07/15/2052	1,762,000	1,697,356
ON Semiconductor Corp.
3.88%, 09/01/2028*	504,000	446,892
QUALCOMM, Inc.
6.00%, 05/20/2053	930,000	1,012,098
Texas Instruments, Inc.
4.10%, 08/16/2052	691,000	617,087
4.60%, 02/15/2028	1,592,000	1,601,772
		16,155,021
Software — 0.5%
Central Parent, Inc. / CDK Global, Inc.
7.25%, 06/15/2029*	714,000	689,006
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	1,403,000	1,312,632
Fiserv, Inc.
4.40%, 07/01/2049	1,412,000	1,163,782
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	683,000	522,290
Microsoft Corp.
2.92%, 03/17/2052	2,028,000	1,504,483
Oracle Corp.
2.30%, 03/25/2028	5,368,000	4,651,118
3.80%, 11/15/2037	4,404,000	3,487,685
4.00%, 11/15/2047	1,933,000	1,429,637
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	744,000	509,900
		15,270,533

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 1.3%
Altice France SA
5.13%, 07/15/2029*	$ 783,000	$ 617,090
5.50%, 01/15/2028 to 10/15/2029*	1,167,000	939,672
8.13%, 02/01/2027*	215,000	204,788
AT&T, Inc.
3.85%, 06/01/2060	934,000	681,389
4.50%, 05/15/2035	9,051,000	8,294,076
4.75%, 05/15/2046	1,086,000	944,508
4.90%, 08/15/2037	3,504,000	3,267,414
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,106,000	1,045,170
Corning, Inc.
5.45%, 11/15/2079	3,581,000	3,181,992
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	475,000	441,591
Iliad Holding SASU
7.00%, 10/15/2028*	990,000	934,570
NTT Finance Corp.
1.16%, 04/03/2026*	1,669,000	1,482,457
4.37%, 07/27/2027*	871,000	858,921
Telefonica Emisiones SA
4.90%, 03/06/2048	2,264,000	1,768,146
5.21%, 03/08/2047	500,000	408,546
Telesat Canada / Telesat LLC
4.88%, 06/01/2027*	975,000	437,755
T-Mobile USA, Inc.
3.00%, 02/15/2041	6,858,000	4,987,995
3.60%, 11/15/2060	1,449,000	1,004,324
Verizon Communications, Inc.
2.85%, 09/03/2041	4,130,000	2,936,754
3.00%, 11/20/2060	2,625,000	1,619,053
3.40%, 03/22/2041	1,482,000	1,137,547
3.88%, 03/01/2052#	1,018,000	790,267
4.40%, 11/01/2034	1,458,000	1,346,056
Vodafone Group PLC
5.13%, 06/04/2081	830,000	592,072
5.25%, 05/30/2048	923,000	828,914
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	253,000	137,253
		40,888,320
Transportation — 0.5%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	1,711,000	1,570,670
Canadian National Railway Co.
4.40%, 08/05/2052	1,556,000	1,407,269
Canadian Pacific Railway Co.
1.35%, 12/02/2024	2,956,000	2,752,644
3.00%, 12/02/2041	603,000	453,891
6.13%, 09/15/2115	695,000	702,701
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,480,000	1,322,942
CSX Corp.
4.50%, 11/15/2052	2,075,000	1,853,722
FedEx Corp.
2.40%, 05/15/2031#	744,000	607,418
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	3,747,258	3,078,015
Kansas City Southern
4.70%, 05/01/2048	1,257,000	1,110,799
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Norfolk Southern Corp.
2.30%, 05/15/2031	$ 469,000	$ 390,113
3.70%, 03/15/2053	1,656,000	1,262,452
		16,512,636
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	719,000	664,147
GATX Corp.
3.25%, 09/15/2026	1,844,000	1,704,352
4.90%, 03/15/2033	524,000	493,756
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	3,078,000	2,833,262
4.40%, 07/01/2027*	1,570,000	1,493,541
		7,189,058
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	1,306,000	901,248
Total Corporate Bonds & Notes (cost $1,220,882,399)		1,089,206,221
ASSET BACKED SECURITIES — 1.2%
Auto Loan Receivables — 0.3%
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A3 1.92%, 05/15/2024	76,559	76,328
Carmax Auto Owner Trust
Series 2018-4, Class D 4.15%, 04/15/2025	1,315,000	1,314,142
CarMax Auto Owner Trust
Series 2022-1, Class A2 0.91%, 02/18/2025	528,262	520,729
Series 2019-2, Class A3 2.68%, 03/15/2024	16,354	16,341
GM Financial Consumer Automobile Receivables Trust
Series 2019-3, Class A3 2.18%, 04/16/2024	15,147	15,131
Hertz Vehicle Financing LLC
Series 2021-1A, Class A 1.21%, 12/26/2025*	2,700,000	2,475,080
Honda Auto Receivables Owner Trust
Series 2020-3, Class A4 0.46%, 04/19/2027	1,490,000	1,416,166
Series 2020-2, Class A4 1.09%, 10/15/2026	800,000	770,762
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	681,326
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	1,720,000	1,626,066
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	1,425,000	1,364,283
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A4 1.26%, 08/20/2026	590,000	566,037
		10,842,391
Credit Card Receivables — 0.7%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	3,790,000	3,687,813

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Card Receivables (continued)
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	$ 4,700,000	$ 4,553,901
Capital One Multi-Asset Execution Trust
Series 2021-A1, Class A1 0.55%, 07/15/2026	2,700,000	2,510,175
Series 2021-A2, Class A2 1.39%, 07/15/2030	4,038,000	3,362,517
Series 2022-A1, Class A1 2.80%, 03/15/2027	1,575,000	1,504,864
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	2,250,000	2,202,430
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	4,340,000	4,149,018
		21,970,718
Other Asset Backed Securities — 0.2%
CNH Equipment Trust
Series 2021-A, Class A3 0.40%, 12/15/2025	1,931,249	1,845,639
John Deere Owner Trust
Series 2021-A, Class A4 0.62%, 12/15/2027	1,340,000	1,232,883
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	1,169,418	1,048,047
Verizon Master Trust
Series 2021-2, Class C 1.38%, 04/20/2028	3,400,000	3,130,837
		7,257,406
Total Asset Backed Securities (cost $41,740,895)		40,070,515
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Commercial and Residential — 0.8%
BANK VRS
Series 2022-BNK42, Class A5 4.49%, 06/15/2055(3)	1,727,000	1,655,012
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 4.87%, (1 ML+1.00%), 04/15/2034*	3,300,000	3,211,788
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 4.94%, (1 ML+1.07%), 12/15/2037*	750,000	734,004
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(3)	1,118,095	976,009
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(3)	1,000,000	948,702
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.82%, 03/10/2048(3)(4)	3,385,852	50,690
Series 2016-787S, Class B 3.83%, 02/10/2036*(3)	1,629,000	1,472,604
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	1,900,000	1,806,878
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	467,134
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(3)	$ 5,310,000	$ 4,669,066
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	9,365,905
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(3)	203,830	181,433
		25,539,225
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	655,800	627,579
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 2.93%, (6.80%-1 ML), 09/15/2039(4)(5)	373,806	21,598
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,609,211	2,383,079
Series 2018-27, Class EA 3.00%, 05/25/2048	3,883,264	3,536,211
Series 2018-35, Class CD 3.00%, 05/25/2048	3,895,351	3,486,751
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(3)	1,872,473	1,751,442
		11,806,660
Total Collateralized Mortgage Obligations (cost $40,823,302)		37,345,885
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 59.6%
U.S. Government — 13.7%
United States Treasury Bonds
1.75%, 08/15/2041	20,674,000	14,423,345
1.88%, 02/15/2051 to 11/15/2051	28,193,000	18,549,869
2.00%, 11/15/2041 to 08/15/2051	30,580,000	21,622,037
2.25%, 02/15/2052	13,600,000	9,821,219
2.38%, 02/15/2042 to 05/15/2051	85,463,000	64,862,472
2.75%, 11/15/2042 to 08/15/2047	1,652,000	1,333,084
2.88%, 11/15/2046 to 05/15/2052	627,400	518,121
3.00%, 05/15/2045 to 05/15/2047	10,591,000	8,906,388
3.13%, 11/15/2041 to 02/15/2042	2,695,000	2,382,953
3.25%, 05/15/2042	9,976,000	8,961,254
3.38%, 08/15/2042 to 11/15/2048	20,810,000	18,934,952
3.75%, 08/15/2041	35,000	34,044
3.88%, 08/15/2040	301,000	300,177
4.25%, 05/15/2039	256,000	269,840
4.38%, 11/15/2039 to 05/15/2041	3,595,000	3,828,269
4.63%, 02/15/2040	65,000	71,515
4.75%, 02/15/2037	564,000	630,292
5.00%, 05/15/2037	153,000	174,785
5.25%, 11/15/2028	354,000	379,541
United States Treasury Notes
0.13%, 04/30/2023 to 12/15/2023	6,100,000	5,955,574
0.25%, 09/30/2023 to 05/15/2024	15,100,000	14,449,309
0.50%, 02/28/2026	1,000,000	892,852
0.88%, 01/31/2024	3,363,000	3,219,547
1.13%, 02/29/2028 to 02/15/2031	6,400,000	5,345,797
1.25%, 12/31/2026	4,996,000	4,494,058
1.38%, 01/31/2025 to 11/15/2031	2,870,000	2,543,672
1.50%, 11/30/2024 to 02/15/2030	15,719,000	13,950,310

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.63%, 02/15/2026 to 11/30/2026	$ 6,439,000	$ 5,949,214
1.75%, 11/15/2029	6,700,000	5,936,043
1.88%, 02/28/2027	27,750,000	25,556,016
2.00%, 02/15/2025#	1,729,000	1,645,724
2.00%, 11/15/2026	384,000	356,655
2.25%, 04/30/2024	167,000	161,592
2.25%, 11/15/2024 to 08/15/2027#	4,172,000	3,989,869
2.38%, 05/15/2029	500,000	460,020
2.63%, 02/15/2029 to 07/31/2029	30,171,000	28,148,920
2.75%, 04/30/2027 to 08/15/2032	41,909,000	39,851,086
2.88%, 04/30/2029 to 05/15/2032	12,121,000	11,409,558
3.00%, 07/31/2024 to 07/15/2025	60,000,000	58,423,828
3.13%, 08/15/2025 to 08/31/2029	3,323,000	3,220,988
3.25%, 06/30/2029	1,100,000	1,065,711
3.88%, 09/30/2029	1,513,000	1,523,402
4.13%, 09/30/2027	4,265,000	4,316,980
4.50%, 11/15/2025	15,000,000	15,168,750
		434,039,632
U.S. Government Agency — 45.9%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	6,865,047
3.25%, 11/16/2028#	1,000,000	967,264
5.50%, 07/15/2036	250,000	278,394
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	24,610,468	21,581,019
2.00%, 02/01/2036 to 04/01/2052	178,875,181	150,164,621
2.50%, 01/01/2028 to 07/01/2052	60,339,659	52,181,230
3.00%, 08/01/2027 to 11/01/2046	14,177,462	13,011,751
3.50%, 01/01/2032 to 02/01/2052	55,441,018	51,707,390
4.00%, 09/01/2040 to 06/01/2052	34,479,374	32,984,055
4.50%, 12/01/2039 to 07/01/2052	29,198,508	28,564,654
5.00%, 10/01/2033 to 11/01/2043	1,699,119	1,750,484
5.50%, 11/01/2032 to 11/01/2052	10,118,574	10,245,186
6.00%, 10/01/2033 to 03/01/2040	207,691	215,305
6.50%, 02/01/2035 to 05/01/2037	26,126	27,056
6.75%, 09/15/2029 to 03/15/2031	750,000	877,917
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037	66,799	66,195
3.14%, (12 ML+1.87%), 11/01/2037	594,820	593,173
Federal National Mtg. Assoc.
1.50%, 05/01/2036 to 03/01/2051	26,497,927	21,061,589
2.00%, 07/01/2035 to 03/01/2052	282,930,444	236,057,198
2.50%, 12/01/2026 to 05/01/2052	240,345,815	208,974,070
3.00%, 10/01/2027 to 07/01/2052	233,693,812	211,761,461
3.50%, 08/01/2026 to 04/01/2052	108,961,655	100,883,018
4.00%, 11/01/2025 to 08/01/2052	84,606,182	80,840,017
4.50%, 10/01/2024 to 10/01/2049	19,094,433	18,989,225
5.00%, 01/01/2023 to 08/01/2052	41,423,164	41,316,157
5.50%, 12/01/2029 to 09/01/2039	1,521,471	1,594,513
6.00%, 02/01/2032 to 06/01/2040	664,122	696,938
6.50%, 10/01/2037 to 11/01/2037	22,596	23,291
Federal National Mtg. Assoc. FRS
3.09%, (12 ML+1.57%), 05/01/2037	86,692	87,117
3.18%, (12 ML+1.68%), 07/01/2039	366,166	365,368
3.33%, (12 ML+1.77%), 05/01/2040	494,807	498,419
3.58%, (1 Yr USTYCR+2.22%), 10/01/2035	464,475	470,185
3.64%, (1 Yr USTYCR+2.27%), 11/01/2036	207,859	211,480
3.73%, (12 ML+1.91%), 08/01/2035	351,721	356,715
3.90%, (6 ML+1.54%), 09/01/2035	595,774	604,082
4.07%, (12 ML+1.82%), 10/01/2040	90,915	92,030
4.08%, (12 ML+1.83%), 10/01/2040	288,915	291,777
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.00%, 11/20/2050	$ 11,847,675	$ 10,140,324
2.50%, 05/20/2050 to 12/20/2051	60,108,951	52,985,471
3.00%, 02/20/2045 to 03/20/2052	72,021,648	65,600,942
3.50%, 03/20/2045 to 10/20/2047	2,031,486	1,916,441
4.00%, 03/20/2044 to 05/20/2048	2,477,436	2,399,301
4.50%, 05/15/2039 to 07/20/2052	26,232,232	25,778,007
5.50%, 12/15/2039	404,979	423,066
6.00%, 10/15/2039	119,601	123,481
		1,456,622,424
Total U.S. Government & Agency Obligations (cost $2,092,507,845)		1,890,662,056
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Banks — 0.4%
BNG Bank NV
0.50%, 11/24/2025*	1,102,000	979,609
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	5,960,000	5,587,738
Industrial Bank of Korea
1.04%, 06/22/2025*	5,694,000	5,118,577
Korea Development Bank
0.50%, 10/27/2023	1,489,000	1,433,388
		13,119,312
Sovereign — 0.2%
Republic of Chile
2.75%, 01/31/2027	920,000	850,857
Republic of Italy
3.88%, 05/06/2051	1,462,000	1,000,078
United Mexican States
4.28%, 08/14/2041	4,405,000	3,540,808
		5,391,743
Total Foreign Government Obligations (cost $20,729,106)		18,511,055
COMMON STOCKS — 0.2%
Oil Field Machinery & Equipment — 0.2%
Hi-Crush, Inc.†(6)(7) (cost $746,075)	123	5,700,927
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $115,290)	7,467	16,427
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	651
Total Long-Term Investment Securities (cost $3,417,544,912)		3,081,513,737

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.1%
Unaffiliated Investment Companies — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.95%(8)	114,353,181	$ 114,376,052
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(8)(9)	15,134,305	15,134,305
Total Short-Term Investments (cost $129,506,563)		129,510,357
TOTAL INVESTMENTS (cost $3,547,051,475)(10)	101.3%	3,211,024,094
Other assets less liabilities	(1.3)	(41,897,545)
NET ASSETS	100.0%	$3,169,126,549
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $353,668,338 representing 11.2% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2022.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2022.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	0	$12,271
	12/22/2021	123	733,804
		123	746,075	$5,700,927	$46,349.00	0.18%
(8)	The rate shown is the 7-day yield as of November 30, 2022.
(9)	At November 30, 2022, the Fund had loaned securities with a total value of $27,695,401. This was secured by collateral of $15,134,305, which was received in cash and subsequently invested in short-term investments currently valued at $15,134,305 as reported in the Portfolio of Investments. Additional collateral of $13,235,124 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
Federal Home Loan Mtg. Corp.	1.50% to 4.50%	02/25/2034 to 08/25/2052	$ 982,672
Federal National Mtg. Assoc.	1.50% to 4.50%	09/25/2032 to 12/25/2052	1,360,088
Government National Mtg. Assoc.	1.25% to 4.59%	11/20/2033 to 10/16/2064	3,584,820
United States Treasury Notes/Bonds	0.13% to 5.00%	07/15/2023 to 02/15/2052	7,307,544
(10)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
ULC—Unlimited Liability Corp.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$1,089,206,221	$ —	$1,089,206,221
Asset Backed Securities	—	40,070,515	—	40,070,515
Collateralized Mortgage Obligations	—	37,345,885	—	37,345,885
U.S. Government & Agency Obligations	—	1,890,662,056	—	1,890,662,056
Foreign Government Obligations	—	18,511,055	—	18,511,055
Common Stocks	—	—	5,700,927	5,700,927
Preferred Stocks	16,427	—	—	16,427
Escrows and Litigation Trusts	—	651	—	651
Short-Term Investments	129,510,357	—	—	129,510,357
Total Investments at Value	$129,526,784	$3,075,796,383	$5,700,927	$3,211,024,094
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Dividend Value Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Banks	9.7%
Pharmaceuticals	9.6
Insurance	6.6
Software	6.5
Oil & Gas	5.3
Diversified Financial Services	4.8
Healthcare-Services	4.3
Healthcare-Products	4.0
Computers	3.7
Telecommunications	3.6
Aerospace/Defense	3.6
Electric	3.5
Pipelines	3.5
Media	3.2
Short-Term Investments	3.1
Retail	3.1
Food	2.7
Chemicals	2.3
Cosmetics/Personal Care	2.1
Semiconductors	2.0
Auto Manufacturers	1.9
Transportation	1.6
Beverages	1.5
REITS	0.9
Building Materials	0.8
Packaging & Containers	0.7
Home Furnishings	0.7
Machinery-Construction & Mining	0.7
Miscellaneous Manufacturing	0.6
Agriculture	0.6
Environmental Control	0.5
Apparel	0.5
Housewares	0.4
Auto Parts & Equipment	0.3
Mining	0.3
Commercial Services	0.2
Electronics	0.2
Private Equity	0.2
99.8%
*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Aerospace/Defense — 3.6%
Airbus SE	63,458	$ 7,326,642
BAE Systems PLC	868,208	8,618,625
L3Harris Technologies, Inc.	35,663	8,098,354
Northrop Grumman Corp.	11,370	6,063,507
Raytheon Technologies Corp.	152,000	15,005,440
		45,112,568
Agriculture — 0.6%
Altria Group, Inc.	80,564	3,752,671
British American Tobacco PLC ADR	94,980	3,919,825
		7,672,496
Apparel — 0.5%
Ralph Lauren Corp.	55,102	6,233,138
Auto Manufacturers — 1.9%
General Motors Co.	587,437	23,826,445
Auto Parts & Equipment — 0.3%
Lear Corp.	30,468	4,394,704
Banks — 9.7%
Bank of America Corp.	542,144	20,520,151
Citigroup, Inc.	457,237	22,134,843
Citizens Financial Group, Inc.	99,380	4,211,724
First Citizens BancShares, Inc., Class A	17,287	14,114,144
JPMorgan Chase & Co.	224,846	31,069,220
PNC Financial Services Group, Inc.	34,120	5,741,031
Wells Fargo & Co.	525,948	25,219,207
		123,010,320
Beverages — 1.5%
Coca-Cola Co.	150,820	9,593,660
Constellation Brands, Inc., Class A	34,317	8,831,480
		18,425,140
Building Materials — 0.8%
Vulcan Materials Co.	53,250	9,762,323
Chemicals — 2.3%
Linde PLC	37,630	12,661,743
PPG Industries, Inc.	123,456	16,693,720
		29,355,463
Commercial Services — 0.2%
Robert Half International, Inc.	36,519	2,876,967
Computers — 3.7%
Apple, Inc.	118,810	17,587,444
Cognizant Technology Solutions Corp., Class A	302,811	18,837,872
Leidos Holdings, Inc.	94,083	10,286,095
		46,711,411
Cosmetics/Personal Care — 2.1%
Procter & Gamble Co.	68,920	10,280,107
Unilever PLC ADR	331,955	16,723,893
		27,004,000
Diversified Financial Services — 4.8%
Apollo Global Management, Inc.	353,945	24,560,244
Capital One Financial Corp.	20,436	2,109,813
Charles Schwab Corp.	57,025	4,706,843
Mastercard, Inc., Class A	21,980	7,833,672
Raymond James Financial, Inc.	40,976	4,790,094
Visa, Inc., Class A	80,420	17,451,140
		61,451,806
Security Description	Shares or Principal Amount	Value

Electric — 3.5%
American Electric Power Co., Inc.	56,644	$ 5,483,139
Edison International	148,317	9,886,811
Exelon Corp.	50,380	2,084,221
Public Service Enterprise Group, Inc.	186,060	11,265,933
Sempra Energy	93,959	15,615,046
		44,335,150
Electronics — 0.2%
Fortive Corp.	30,840	2,083,242
Environmental Control — 0.5%
Waste Management, Inc.	40,630	6,814,464
Food — 2.7%
Kraft Heinz Co.	323,780	12,740,743
Mondelez International, Inc., Class A	190,131	12,854,757
Nestle SA ADR	75,490	8,982,555
		34,578,055
Healthcare-Products — 4.0%
Baxter International, Inc.	171,180	9,676,805
Koninklijke Philips NV	515,738	7,768,462
Medtronic PLC	247,046	19,526,516
Zimmer Biomet Holdings, Inc.	117,232	14,079,563
		51,051,346
Healthcare-Services — 4.3%
Elevance Health, Inc.	25,034	13,341,119
Humana, Inc.	22,381	12,307,312
Laboratory Corp. of America Holdings	71,963	17,321,494
UnitedHealth Group, Inc.	20,580	11,272,901
		54,242,826
Home Furnishings — 0.7%
Panasonic Holdings Corp.#	935,900	8,739,346
Housewares — 0.4%
Newell Brands, Inc.	372,690	4,833,789
Insurance — 6.6%
Allstate Corp.	37,056	4,961,798
Chubb, Ltd.	42,450	9,321,596
Equitable Holdings, Inc.	80,539	2,556,308
Fidelity National Financial, Inc.	213,816	8,629,614
Hartford Financial Services Group, Inc.	84,512	6,454,181
MetLife, Inc.	190,402	14,603,833
Prudential Financial, Inc.	54,201	5,855,334
Prudential PLC	491,988	5,869,892
Travelers Cos., Inc.	50,330	9,553,137
Willis Towers Watson PLC	65,372	16,091,972
		83,897,665
Machinery-Construction & Mining — 0.7%
Komatsu, Ltd.	375,200	8,737,644
Media — 3.2%
Comcast Corp., Class A	719,491	26,362,150
Fox Corp., Class A	254,939	8,272,771
Walt Disney Co.†	54,430	5,327,064
		39,961,985
Mining — 0.3%
Freeport-McMoRan, Inc.	88,130	3,507,574
Miscellaneous Manufacturing — 0.6%
Siemens AG	59,295	8,114,140

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 5.3%
BP PLC	3,950,670	$ 23,635,587
Chesapeake Energy Corp.#	46,070	4,768,245
ConocoPhillips	61,278	7,568,446
EQT Corp.	294,469	12,488,430
Hess Corp.	35,595	5,122,476
Pioneer Natural Resources Co.	22,850	5,392,372
Shell PLC	280,930	8,218,919
		67,194,475
Packaging & Containers — 0.7%
Sealed Air Corp.	164,415	8,751,810
Pharmaceuticals — 9.6%
AmerisourceBergen Corp.	27,587	4,708,825
AstraZeneca PLC	121,167	16,395,642
Bayer AG	237,365	13,721,719
Becton Dickinson & Co.	47,540	11,853,624
Cardinal Health, Inc.	131,247	10,522,072
Cigna Corp.	36,734	12,081,445
Eli Lilly & Co.	11,270	4,182,072
Johnson & Johnson	53,730	9,563,940
Merck & Co., Inc.	105,010	11,563,701
Novo Nordisk A/S ADR	36,593	4,559,488
Pfizer, Inc.	152,860	7,662,872
Sanofi	164,438	14,856,407
		121,671,807
Pipelines — 3.5%
Enbridge, Inc.	293,680	12,126,047
Enterprise Products Partners LP	732,206	18,166,031
Williams Cos., Inc.	398,800	13,838,360
		44,130,438
Private Equity — 0.2%
Blackstone, Inc.	21,370	1,955,996
REITS — 0.9%
American Tower Corp.	28,700	6,349,875
AvalonBay Communities, Inc.	25,500	4,459,950
Boston Properties, Inc.	12,060	869,285
		11,679,110
Retail — 3.1%
Dollar General Corp.	32,643	8,346,162
Home Depot, Inc.	30,940	10,024,251
Ross Stores, Inc.	84,687	9,965,119
Walmart, Inc.	67,829	10,338,496
		38,674,028
Semiconductors — 2.0%
Broadcom, Inc.	11,050	6,088,881
Intel Corp.	155,110	4,664,158
Samsung Electronics Co., Ltd. GDR	9,827	11,749,356
Texas Instruments, Inc.	18,880	3,407,085
		25,909,480
Security Description	Shares or Principal Amount	Value

Software — 6.5%
Activision Blizzard, Inc.	73,535	$ 5,437,913
Fidelity National Information Services, Inc.	193,175	14,020,641
Microsoft Corp.	132,905	33,909,382
Oracle Corp.	90,890	7,546,597
SAP SE ADR	69,090	7,660,008
SS&C Technologies Holdings, Inc.	246,679	13,261,463
		81,836,004
Telecommunications — 3.6%
Cisco Systems, Inc.	453,127	22,529,474
Rogers Communications, Inc., Class B	108,336	4,983,706
Verizon Communications, Inc.	461,274	17,980,461
		45,493,641
Transportation — 1.6%
Union Pacific Corp.	52,733	11,465,736
United Parcel Service, Inc., Class B	47,780	9,065,300
		20,531,036
Total Long-Term Investment Securities (cost $1,191,988,838)		1,224,561,832
SHORT-TERM INVESTMENTS — 3.1%
Unaffiliated Investment Companies — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.95%(1)	35,951,980	35,959,170
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(1)	3,002,733	3,002,733
Total Short-Term Investments (cost $38,957,475)		38,961,903
TOTAL INVESTMENTS (cost $1,230,946,313)(2)	99.8%	1,263,523,735
Other assets less liabilities	0.2	2,712,934
NET ASSETS	100.0%	$1,266,236,669
#	The security or a portion thereof is out on loan.
At November 30, 2022, the Fund had loaned securities with a total value of $11,413,830. This was secured by collateral of $12,051,445 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities.
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	01/12/2023 to 02/09/2023	$ 60,374
United States Treasury Notes/Bonds	0.13% to 4.50%	02/28/2023 to 02/15/2052	11,991,071
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 29,167,301	$ 15,945,267	$—	$ 45,112,568
Healthcare-Products	43,282,884	7,768,462	—	51,051,346
Home Furnishings	—	8,739,346	—	8,739,346
Insurance	78,027,773	5,869,892	—	83,897,665
Machinery-Construction & Mining	—	8,737,644	—	8,737,644
Miscellaneous Manufacturing	—	8,114,140	—	8,114,140
Oil & Gas	35,339,969	31,854,506	—	67,194,475
Pharmaceuticals	76,698,039	44,973,768	—	121,671,807
Semiconductors	14,160,124	11,749,356	—	25,909,480
Other Industries	804,133,361	—	—	804,133,361
Short-Term Investments	38,961,903	—	—	38,961,903
Total Investments at Value	$1,119,771,354	$143,752,381	$—	$1,263,523,735
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	53.6%
Domestic Fixed Income Investment Companies	19.5
U.S. Government & Agency Obligations	14.1
International Equity Investment Companies	9.8
Short-Term Investments	3.2
Purchased Options	0.6
International Fixed Income Investment Companies	0.4
101.2%
*	Calculated as a percentage of net assets

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.3%
Domestic Equity Investment Companies — 53.6%
VALIC Company I Blue Chip Growth Fund	253,276	$ 3,877,660
VALIC Company I Capital Appreciation Fund	299,164	5,558,474
VALIC Company I Dividend Value Fund	724,731	9,580,944
VALIC Company I Growth Fund	401,098	5,519,106
VALIC Company I Large Capital Growth Fund	347,269	6,330,717
VALIC Company I Mid Cap Index Fund	64,116	1,745,229
VALIC Company I Mid Cap Strategic Growth Fund	91,469	1,648,265
VALIC Company I Mid Cap Value Fund	113,194	2,348,768
VALIC Company I Small Cap Growth Fund	40,320	595,534
VALIC Company I Small Cap Index Fund	50,435	893,196
VALIC Company I Small Cap Special Values Fund	93,203	1,165,036
VALIC Company I Small Cap Value Fund	31,121	422,618
VALIC Company I Stock Index Fund	256,240	12,109,899
VALIC Company I Systematic Core Fund	381,590	9,722,925
VALIC Company I Systematic Value Fund	1,099,155	14,541,816
VALIC Company I U.S. Socially Responsible Fund	389,871	8,117,123
Total Domestic Equity Investment Companies (cost $84,989,797)		84,177,310
Domestic Fixed Income Investment Companies — 19.5%
VALIC Company I Core Bond Fund	2,056,494	19,947,992
VALIC Company I Government Securities Fund	743,532	7,018,940
VALIC Company I High Yield Bond Fund	189,717	1,299,560
VALIC Company I Inflation Protected Fund	227,735	2,416,271
Total Domestic Fixed Income Investment Companies (cost $35,053,907)		30,682,763
International Equity Investment Companies — 9.8%
VALIC Company I Emerging Economies Fund	128,296	833,925
VALIC Company I Global Real Estate Fund	264,536	1,769,748
VALIC Company I International Equities Index Fund	386,822	2,761,906
VALIC Company I International Growth Fund	255,483	2,961,049
VALIC Company I International Opportunities Fund	29,359	441,562
VALIC Company I International Socially Responsible Fund	94,681	2,024,276
VALIC Company I International Value Fund	481,742	4,595,820
Total International Equity Investment Companies (cost $16,239,927)		15,388,286
International Fixed Income Investment Companies — 0.4%
VALIC Company I International Government Bond Fund (cost $678,657)	58,383	573,908
Total Affiliated Investment Companies (cost $136,962,288)		130,822,267
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.1%
U.S. Government — 14.1%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$2,445,600	1,960,475
0.88%, 11/15/2030	4,882,600	3,967,303
1.25%, 08/15/2031	6,333,600	5,213,839
1.38%, 11/15/2031	2,670,500	2,208,691
1.50%, 02/15/2030(2)	2,393,500	2,067,666
1.63%, 05/15/2031	246,500	210,700
1.88%, 02/15/2032	1,976,000	1,701,521
2.75%, 08/15/2032	1,213,900	1,124,375
2.88%, 05/15/2032	4,005,700	3,754,718
Total U.S. Government & Agency Obligations (cost $25,185,157)		22,209,288
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/21/2023; Strike Price: $3,000.00; Counterparty: Citibank N.A.)	2,000	$ 38,019
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/21/2023; Strike Price: $3,000.00; Counterparty: Goldman Sachs International)	4,000	76,038
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/19/2023; Strike Price: $3,225.00; Counterparty: UBS AG)	3,500	139,853
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: Bank of America International)	1,500	108,815
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: Citibank, N.A.)	4,000	290,172
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: UBS AG)	3,500	253,901
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: $3,425.00; Counterparty: UBS AG)	500	36,272
Total Purchased Options (cost $1,642,760)		943,070
Total Long-Term Investment Securities (cost $163,790,205)		153,974,625
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 3.2%
AllianceBernstein Government STIF Portfolio, Class AB 3.65%(3) (cost $5,021,164)	5,021,164	5,021,163
TOTAL INVESTMENTS (cost $168,811,369)(4)	101.2%	158,995,788
Other assets less liabilities	(1.2)	(1,955,695)
NET ASSETS	100.0%	$157,040,093
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of November 30, 2022.
(4)	See Note 5 for cost of investments on a tax basis.
STIF—Short Term Index Fund

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	S&P 500 E-Mini Index	December 2022	$5,972,382	$6,121,875	$149,493
						Unrealized (Depreciation)
100	Short	S&P 500 E-Mini Index	December 2022	$19,590,544	$20,406,250	$(815,706)
Net Unrealized Appreciation (Depreciation)						$(666,213)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$130,822,267	$ —	$—	$130,822,267
U.S. Government & Agency Obligations	—	22,209,288	—	22,209,288
Purchased Options	—	943,070	—	943,070
Short-Term Investments	5,021,163	—	—	5,021,163
Total Investments at Value	$135,843,430	$23,152,358	$—	$158,995,788
Other Financial Instruments:†
Futures Contracts	$ 149,493	$ —	$—	$ 149,493
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 815,706	$ —	$—	$ 815,706
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Emerging Economies Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Banks	15.7%
Semiconductors	14.2
Internet	9.1
Oil & Gas	6.5
Telecommunications	4.4
Retail	4.0
Chemicals	3.8
Food	3.6
Electric	3.0
Beverages	2.9
Diversified Financial Services	2.9
Insurance	2.3
Real Estate	2.1
Auto Manufacturers	2.1
Transportation	2.0
Engineering & Construction	1.9
Mining	1.7
Gas	1.7
Software	1.6
Electronics	1.6
Iron/Steel	1.5
Home Furnishings	1.3
Computers	1.1
Miscellaneous Manufacturing	1.1
Aerospace/Defense	0.9
Electrical Components & Equipment	0.8
Pharmaceuticals	0.8
Energy - Alternate Sources	0.8
Short-Term Investments	0.6
Healthcare-Services	0.5
Distribution/Wholesale	0.5
Commercial Services	0.5
Airlines	0.4
Auto Parts & Equipment	0.4
Agriculture	0.3
98.6%
Country Allocation*
South Korea	16.8%
China	14.0
Cayman Islands	13.2
India	10.7
Taiwan	10.4
Brazil	7.7
South Africa	6.0
Mexico	5.3
Bermuda	2.0
Thailand	1.9
United Kingdom	1.3
Malaysia	1.1
Poland	1.1
Hong Kong	1.1
United Arab Emirates	1.1
Chile	0.8
Indonesia	0.8
Saudi Arabia	0.7
United States	0.6
Panama	0.4
Qatar	0.4
Hungary	0.3
Czech Republic	0.3

Greece	0.3%
Colombia	0.3
98.6%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Bermuda — 2.0%
Brilliance China Automotive Holdings, Ltd.†	4,380,000	$ 2,495,343
China Resources Gas Group, Ltd.	439,500	1,559,263
Credicorp, Ltd.	34,428	5,286,420
Kunlun Energy Co., Ltd.	2,612,000	2,007,034
		11,348,060
Brazil — 7.7%
Ambev SA ADR	1,393,109	4,248,983
Atacadao SA	454,823	1,399,698
Banco do Brasil SA†	775,165	5,269,990
BB Seguridade Participacoes SA	598,537	3,612,433
Centrais Eletricas Brasileiras SA (Preference Shares)†	186,021	1,759,355
Cia Energetica de Minas Gerais ADR	1,286,324	2,817,050
EDP - Energias do Brasil SA†	622,917	2,547,197
Gerdau SA (Preference Shares)†	308,376	1,876,041
Localiza Rent a Car SA†	112,829	1,306,719
Lojas Renner SA†	328,577	1,465,802
Marfrig Global Foods SA	448,054	755,484
Petroleo Brasileiro SA (Preference Shares)†	1,602,192	8,231,173
Raia Drogasil SA	461,474	2,049,770
Sao Martinho SA†	342,656	1,892,438
Sendas Distribuidora SA	464,179	1,793,440
SLC Agricola SA	226,716	1,960,749
TIM SA	705,453	1,767,252
		44,753,574
Cayman Islands — 13.2%
Alibaba Group Holding, Ltd.†	1,480,644	16,159,362
Bosideng International Holdings, Ltd.	4,576,000	2,256,613
JD Logistics, Inc.*†	807,700	1,462,935
JD.com, Inc., Class A	432,950	12,329,462
KE Holdings, Inc. ADR†	137,000	2,318,040
Longfor Group Holdings, Ltd.*#	884,500	2,684,980
Meituan, Class B†	237,000	5,090,094
NetEase, Inc.	467,200	6,601,236
SITC International Holdings Co., Ltd.	597,000	1,306,747
Tencent Holdings, Ltd.	506,800	19,043,875
Want Want China Holdings, Ltd.	2,193,000	1,488,928
WH Group, Ltd.*	2,308,000	1,367,262
Wuxi Biologics Cayman, Inc.*†	488,500	3,198,634
Zhen Ding Technology Holding, Ltd.	442,000	1,737,378
		77,045,546
Chile — 0.8%
Banco de Chile†	16,346,379	1,546,527
Banco Santander Chile ADR	112,227	1,751,863
Cencosud SA	1,075,292	1,598,750
		4,897,140
China — 14.0%
Bank of Jiangsu Co, Ltd., Class A	4,122,276	4,297,361
China Construction Bank Corp.	15,900,000	9,658,661
China Merchants Energy Shipping Co., Ltd., Class A†	1,589,380	1,468,740
China Railway Group, Ltd.	4,411,000	2,484,731
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	350,700	2,914,980
China State Construction Engineering Corp., Ltd., Class A	3,441,340	2,842,849
China Yangtze Power Co., Ltd., Class A†	810,400	2,411,227
Chongqing Fuling Zhacai Group Co., Ltd., Class A	595,100	2,123,046
ENN Natural Gas Co., Ltd., Class A	912,135	2,378,641
Fangda Special Steel Technology Co., Ltd., Class A	2,401,800	2,057,059
Guangzhou Automobile Group Co., Ltd.	4,632,000	3,335,940
Haier Smart Home Co., Ltd.	1,705,800	5,653,771
Security Description	Shares or Principal Amount	Value

China (continued)
Hubei Xingfa Chemicals Group Co., Ltd., Class A	309,700	$ 1,341,234
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	340,700	1,384,560
Kweichow Moutai Co, Ltd., Class A	16,099	3,617,671
Nongfu Spring Co., Ltd.*	295,200	1,724,201
PetroChina Co., Ltd.	11,718,000	5,332,258
PICC Property & Casualty Co., Ltd.	6,202,000	6,251,600
Poly Developments and Holdings Group Co., Ltd., Class A	1,023,100	2,385,344
TBEA Co., Ltd., Class A	1,052,100	3,185,404
Tongwei Co., Ltd. Class A	466,068	2,841,737
Tsingtao Brewery Co., Ltd.	320,000	3,022,705
Xiamen Xiangyu Co., Ltd.†	1,210,045	1,998,819
YTO Express Group Co., Ltd., Class A	750,430	2,051,299
Zhuhai Huafa Properties Co., Ltd., Class A	1,191,000	1,873,078
Zhuzhou CRRC Times Electric Co, Ltd.	591,500	2,743,704
		81,380,620
Colombia — 0.3%
Ecopetrol SA ADR#	147,932	1,460,089
Czech Republic — 0.3%
CEZ AS	54,180	1,862,225
Greece — 0.3%
Hellenic Telecommunications Organization SA†	115,451	1,771,746
Hong Kong — 1.1%
China Resources Pharmaceutical Group, Ltd.*	2,378,500	1,964,456
Lenovo Group, Ltd.	5,024,000	4,327,217
		6,291,673
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	262,156	1,902,549
India — 10.7%
Bharat Electronics, Ltd.	3,935,171	5,119,896
GAIL India, Ltd.	3,659,854	4,268,461
HCL Technologies, Ltd.†	206,525	2,846,846
HDFC Bank, Ltd. ADR	98,459	6,948,252
Housing Development Finance Corp., Ltd.	360,145	12,011,529
ICICI Bank, Ltd. ADR	490,869	11,643,413
Oil & Natural Gas Corp., Ltd.	2,825,634	4,912,615
Power Grid Corp. of India, Ltd.	1,097,291	3,039,495
Reliance Industries, Ltd. GDR*	72,020	4,764,123
Tata Power Co., Ltd.	1,008,822	2,812,980
UPL, Ltd.	405,800	3,961,689
		62,329,299
Indonesia — 0.8%
Telkom Indonesia Persero Tbk PT	18,784,100	4,830,073
Malaysia — 1.1%
CIMB Group Holdings Bhd†	2,351,300	3,078,913
Petronas Chemicals Group Bhd	1,873,600	3,611,050
		6,689,963
Mexico — 5.3%
America Movil SAB de CV, Series L ADR#	393,269	7,653,015
Arca Continental SAB de CV	421,333	3,507,105
Grupo Aeroportuario del Pacifico SAB de CV, Class B	150,203	2,439,728
Grupo Aeroportuario del Sureste SAB de CV, Class B	130,253	3,230,334
Grupo Financiero Banorte SAB de CV, Class O	877,387	7,041,742
Wal-Mart de Mexico SAB de CV	1,756,627	6,942,200
		30,814,124

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Panama — 0.4%
Copa Holdings SA, Class A†	24,407	$ 2,138,785
Poland — 1.1%
Bank Polska Kasa Opieki SA	140,280	2,686,155
Dino Polska SA*†	25,696	2,105,674
Powszechny Zaklad Ubezpieczen SA	230,414	1,647,029
		6,438,858
Qatar — 0.4%
Industries Qatar QSC	516,339	2,115,647
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 0.7%
Etihad Etisalat Co.	168,444	1,641,092
SABIC Agri-Nutrients Co.	33,401	1,289,676
Sahara International Petrochemical Co.	130,026	1,250,496
		4,181,264
South Africa — 6.0%
Absa Group, Ltd.	258,444	3,085,188
African Rainbow Minerals, Ltd.	129,785	2,188,752
Anglo American Platinum, Ltd.	18,592	1,884,245
Bidvest Group, Ltd.	133,502	1,796,468
Clicks Group, Ltd.	142,350	2,433,834
FirstRand, Ltd.	1,970,348	7,641,921
Mr. Price Group, Ltd.	159,143	1,564,060
MTN Group, Ltd.	320,712	2,624,725
Sanlam, Ltd.	555,793	1,809,531
Shoprite Holdings, Ltd.	309,631	4,567,429
Truworths International, Ltd.	516,307	1,721,656
Vodacom Group, Ltd.#	225,892	1,652,243
Woolworths Holdings, Ltd.	442,207	1,700,762
		34,670,814
South Korea — 16.8%
BGF retail Co., Ltd.	14,799	2,320,467
Hana Financial Group, Inc.†	223,238	7,648,385
Hite Jinro Co., Ltd.	72,023	1,445,987
Hyundai Glovis Co., Ltd.†	12,690	1,721,454
Industrial Bank of Korea†	413,876	3,534,645
Kia Corp.	121,061	6,379,776
Korea Gas Corp.	58,174	1,554,576
LG Chem, Ltd.#	11,077	6,333,984
LG Innotek Co., Ltd.	7,718	1,866,851
Orion Corp.	21,990	1,972,417
Pan Ocean Co., Ltd.†	349,728	1,455,587
POSCO Holdings, Inc.	31,356	7,146,531
Samsung Electro-Mechanics Co., Ltd.†	36,143	3,952,124
Samsung Electronics Co., Ltd.	603,327	28,974,007
Samsung Fire & Marine Insurance Co., Ltd.†	12,052	1,886,858
Shinhan Financial Group Co., Ltd.†	242,737	7,084,869
SK Hynix, Inc.	123,052	8,139,441
SK Telecom Co., Ltd.†	44,752	1,703,654
S-Oil Corp.†	43,112	2,846,700
		97,968,313
Taiwan — 10.4%
ASE Technology Holding Co., Ltd.	1,216,000	3,903,748
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Compeq Manufacturing Co., Ltd.†	1,026,000	$ 1,675,901
Fubon Financial Holding Co., Ltd.	1,583,715	3,152,458
Gold Circuit Electronics, Ltd.	540,000	1,733,959
Largan Precision Co., Ltd.†	43,000	3,256,987
Lite-On Technology Corp.†	927,000	1,985,518
Taiwan Semiconductor Manufacturing Co., Ltd.	2,581,000	41,234,570
Uni-President Enterprises Corp.	730,000	1,573,114
Wiwynn Corp.	59,000	1,711,681
		60,227,936
Thailand — 1.9%
Indorama Ventures PCL	1,384,800	1,668,907
Krung Thai Bank PCL	6,100,500	3,044,627
PTT Exploration & Production PCL	1,208,500	6,374,053
		11,087,587
United Arab Emirates — 1.1%
Dubai Islamic Bank PJSC	1,072,713	1,666,412
Emaar Properties PJSC	1,846,261	3,066,505
Fertiglobe PLC	1,194,070	1,499,908
		6,232,825
United Kingdom — 1.3%
Airtel Africa PLC*	1,007,319	1,498,644
Anglo American PLC	140,498	5,842,936
		7,341,580
Total Long-Term Investment Securities (cost $639,705,527)		569,780,290
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(3)(4) (cost $3,721,486)	3,721,486	3,721,486
TOTAL INVESTMENTS (cost $643,427,013)(5)	98.6%	573,501,776
Other assets less liabilities	1.4	8,170,882
NET ASSETS	100.0%	$581,672,658
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $20,770,909 representing 3.6% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.00%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.00
Sberbank of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.00
Severstal PAO GDR
	10/30/2020	51,320	695,308
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	11/20/2020	10,696	$154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	$0	$0.00	0.00%
				$0		0.00%
(3)	The rate shown is the 7-day yield as of November 30, 2022.
(4)	At November 30, 2022, the Fund had loaned securities with a total value of $18,138,184. This was secured by collateral of $3,721,486, which was received in cash and subsequently invested in short-term investments currently valued at $3,721,486 as reported in the Portfolio of Investments. Additional collateral of $15,315,316 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
Government National Mtg. Assoc.	1.75% to 2.50%	11/20/2051 to 02/20/2052	$ 160,199
United States Treasury Bills	0.00%	12/15/2022	235,777
United States Treasury Notes/Bonds	0.00% to 6.13%	03/31/2023 to 11/15/2051	14,919,340
(5)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
147	Long	MSCI Emerging Markets Index	December 2022	$6,979,119	$7,221,375	$242,256
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 7,781,763	$ 3,566,297	$—	$ 11,348,060
Brazil	44,753,574	—	—	44,753,574
Cayman Islands	2,318,040	74,727,506	—	77,045,546
Chile	4,897,140	—	—	4,897,140
Colombia	1,460,089	—	—	1,460,089
India	23,355,788	38,973,511	—	62,329,299
Mexico	30,814,124	—	—	30,814,124
Panama	2,138,785	—	—	2,138,785
Russia	—	—	0	0
Thailand	11,087,587	—	—	11,087,587
Other Countries	—	323,906,086	—	323,906,086
Short-Term Investments	3,721,486	—	—	3,721,486
Total Investments at Value	$132,328,376	$441,173,400	$ 0	$573,501,776
Other Financial Instruments:†
Futures Contracts	$ 242,256	$ —	$—	$ 242,256
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Global Real Estate Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
REITS	82.8%
Real Estate	13.2
Short-Term Investments	1.7
Engineering & Construction	0.6
Healthcare-Services	0.5
Home Builders	0.5
Lodging	0.3
Telecommunications	0.2
99.8%
Country Allocation*
United States	62.2%
Japan	11.1
United Kingdom	4.5
Australia	4.0
Singapore	3.0
Canada	3.0
Hong Kong	2.9
Germany	2.5
France	1.9
Switzerland	1.1
Cayman Islands	0.9
Sweden	0.9
Bermuda	0.7
Spain	0.6
Netherlands	0.3
Ireland	0.2
99.8%
*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Australia — 4.0%
Goodman Group	226,935	$ 2,998,800
Ingenia Communities Group	994,079	2,973,804
NEXTDC, Ltd.#†	113,650	779,106
Scentre Group	2,720,778	5,564,859
Stockland †	1,719,430	4,492,943
		16,809,512
Bermuda — 0.7%
Hongkong Land Holdings, Ltd.	772,100	3,105,074
Canada — 3.0%
Allied Properties Real Estate Investment Trust	73,920	1,443,065
Canadian Apartment Properties REIT	128,003	4,158,444
Chartwell Retirement Residences	350,505	2,167,938
Granite Real Estate Investment Trust	41,763	2,474,143
Summit Industrial Income REIT	140,250	2,351,141
		12,594,731
Cayman Islands — 0.9%
CK Asset Holdings, Ltd.	596,500	3,582,939
France — 1.9%
Gecina SA	45,817	4,497,949
Klepierre SA	156,710	3,651,416
		8,149,365
Germany — 2.5%
Instone Real Estate Group SE*	116,133	1,027,769
Vonovia SE	385,517	9,459,420
		10,487,189
Hong Kong — 2.9%
Fortune Real Estate Investment Trust	1,637,000	1,165,531
Henderson Land Development Co., Ltd.	409,000	1,356,057
Link REIT	415,600	2,827,622
Sino Land Co., Ltd.	2,000,000	2,491,076
Sun Hung Kai Properties, Ltd.	256,004	3,095,753
Swire Properties, Ltd.	538,800	1,208,545
		12,144,584
Ireland — 0.2%
Dalata Hotel Group PLC†	260,924	941,762
Japan — 11.1%
Comforia Residential REIT, Inc.†	1,580	3,625,108
Hoshino Resorts REIT, Inc.	445	2,226,686
Hulic REIT, Inc.†	2,083	2,611,714
Japan Metropolitan Fund Investment Corp.	5,688	4,574,618
Kenedix Office Investment Corp.†	996	2,444,075
Kenedix Retail REIT Corp.†	740	1,427,312
Mitsubishi Estate Co., Ltd.	465,100	6,606,499
Mitsubishi Estate Logistics REIT Investment Corp.	734	2,351,769
Mitsui Fudosan Co., Ltd.	401,100	8,155,273
Nippon Prologis REIT, Inc.	1,397	3,443,883
Open House Group Co., Ltd.#	49,100	2,085,616
Sumitomo Realty & Development Co., Ltd.#	109,900	2,995,943
United Urban Investment Corp.#	3,578	4,013,100
		46,561,596
Netherlands — 0.3%
CTP NV*	98,573	1,086,493
Singapore — 3.0%
CapitaLand Ascendas REIT#	1,893,200	3,912,232
CapitaLand India Trust	2,631,900	2,279,714
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Far East Hospitality Trust†	4,605,600	$ 2,148,188
Lendlease Global Commercial REIT	4,448,162	2,384,431
Mapletree Industrial Trust	1,133,700	1,871,773
		12,596,338
Spain — 0.6%
Cellnex Telecom SA*	75,032	2,597,721
Sweden — 0.9%
Castellum AB	286,879	3,534,247
Switzerland — 1.1%
PSP Swiss Property AG	41,061	4,530,360
United Kingdom — 4.5%
Big Yellow Group PLC	261,368	3,436,862
Capital & Counties Properties PLC	1,188,998	1,454,280
Derwent London PLC	78,060	2,241,730
LondonMetric Property PLC	1,207,113	2,592,557
Segro PLC	524,476	5,094,202
Tritax EuroBox PLC*	1,187,256	915,467
UNITE Group PLC	272,173	3,052,257
		18,787,355
United States — 60.5%
Agree Realty Corp.	67,849	4,746,038
Alexandria Real Estate Equities, Inc.	56,489	8,790,253
American Homes 4 Rent, Class A	66,317	2,193,103
American Tower Corp.	101,100	22,368,375
AvalonBay Communities, Inc.	55,270	9,666,723
Brixmor Property Group, Inc.	255,648	5,925,921
Crown Castle, Inc.	65,185	9,219,115
CubeSmart	159,574	6,604,768
Digital Realty Trust, Inc.	78,229	8,797,633
Equinix, Inc.	19,342	13,358,552
Equity LifeStyle Properties, Inc.	78,850	5,237,217
Essential Properties Realty Trust, Inc.	98,732	2,291,570
Federal Realty Investment Trust	24,161	2,684,287
Gaming and Leisure Properties, Inc.	83,517	4,393,829
Healthcare Realty Trust, Inc.	263,386	5,407,315
Healthpeak Properties, Inc.	192,622	5,058,254
Hilton Worldwide Holdings, Inc.	4,151	592,016
Host Hotels & Resorts, Inc.	229,148	4,340,063
Invitation Homes, Inc.	306,859	10,012,809
Kilroy Realty Corp.	109,622	4,737,863
Kimco Realty Corp.	314,365	7,205,246
Lamar Advertising Co., Class A	19,923	1,995,089
Life Storage, Inc.	56,384	6,060,716
Outfront Media, Inc.	107,387	1,964,108
Prologis, Inc.	179,811	21,179,938
Realty Income Corp.	157,676	9,944,625
Rexford Industrial Realty, Inc.	161,177	8,911,476
Ryman Hospitality Properties, Inc.	18,872	1,727,354
SBA Communications Corp.	44,960	13,456,528
Sun Communities, Inc.	71,344	10,480,434
Terreno Realty Corp.	54,910	3,219,922
UDR, Inc.	257,296	10,670,065
Ventas, Inc.	139,321	6,482,606
VICI Properties, Inc.	292,324	9,997,481
Welltower, Inc.	60,575	4,302,642
		254,023,934
Total Long-Term Investment Securities (cost $470,901,995)		411,533,200

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.41%(1)	3,883,848	$ 3,883,849
State Street Navigator Securities Lending Government Money Market Portfolio 3.86% (1)(2)	3,227,528	3,227,528
Total Short-Term Investments (cost $7,111,377)		7,111,377
TOTAL INVESTMENTS (cost $478,013,372)(3)	99.8%	418,644,577
Other assets less liabilities	0.2	1,042,318
NET ASSETS	100.0%	$419,686,895
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $5,627,450 representing 1.3% of net assets.
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $7,155,489. This was secured by collateral of $3,227,528, which was received in cash and subsequently invested in short-term investments currently valued at $3,227,528 as reported in the Portfolio of Investments. Additional collateral of $4,295,432 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Notes/Bonds	0.13% to 4.50%	01/31/2023 to 11/15/2051	$4,295,432
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$ 12,594,731	$ —	$—	$ 12,594,731
United States	254,023,934	—	—	254,023,934
Other Countries	—	144,914,535	—	144,914,535
Short-Term Investments	7,111,377	—	—	7,111,377
Total Investments at Value	$273,730,042	$144,914,535	$—	$418,644,577
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Short-Term Investments	5.9%
Foreign Government Obligations	5.7
Banks	5.7
Oil & Gas	5.6
Internet	5.2
Software	4.3
Computers	4.2
Semiconductors	3.9
Telecommunications	3.7
Pharmaceuticals	3.7
Collateralized Mortgage Obligations	3.6
Investment Companies	3.5
Retail	3.2
Diversified Financial Services	3.0
Auto Manufacturers	2.5
Electric	2.3
Insurance	2.3
REITS	2.0
Media	1.9
Mining	1.8
Healthcare-Products	1.7
Commercial Services	1.5
Biotechnology	1.5
Food	1.4
Healthcare-Services	1.4
Electronics	1.4
Aerospace/Defense	1.4
Chemicals	1.4
Agriculture	1.2
Pipelines	1.2
Transportation	1.2
Beverages	1.0
Cosmetics/Personal Care	1.0
Airlines	1.0
Entertainment	0.7
Iron/Steel	0.7
Miscellaneous Manufacturing	0.6
Private Equity	0.5
Gas	0.5
Building Materials	0.5
Machinery-Construction & Mining	0.5
Lodging	0.5
Real Estate	0.4
Distribution/Wholesale	0.4
Household Products/Wares	0.4
Electrical Components & Equipment	0.3
Toys/Games/Hobbies	0.3
Advertising	0.3
Auto Parts & Equipment	0.3
Leisure Time	0.3
Apparel	0.3
Machinery-Diversified	0.2
Engineering & Construction	0.2
Office/Business Equipment	0.2
Packaging & Containers	0.2
Home Furnishings	0.1
Hand/Machine Tools	0.1
Environmental Control	0.1
Home Builders	0.1
Metal Fabricate/Hardware	0.1
Water	0.1
Energy-Alternate Sources	0.1
101.3%

Country Allocation*
United States	58.0%
Japan	6.3
Canada	5.9
United Kingdom	3.0
Bermuda	2.7
France	2.3
Cayman Islands	2.3
Netherlands	2.1
Switzerland	1.3
Hong Kong	1.3
Germany	1.2
India	1.1
Australia	1.1
Taiwan	1.0
Brazil	1.0
Mexico	0.9
South Korea	0.8
Panama	0.8
China	0.6
Denmark	0.6
Luxembourg	0.6
Norway	0.5
Israel	0.5
Sweden	0.5
Colombia	0.5
SupraNational	0.4
Italy	0.4
Spain	0.4
Peru	0.4
Saudi Arabia	0.3
Ireland	0.3
Singapore	0.3
Finland	0.2
South Africa	0.2
Malaysia	0.2
Thailand	0.2
Belgium	0.2
Jersey	0.2
Indonesia	0.1
United Arab Emirates	0.1
Qatar	0.1
New Zealand	0.1
Philippines	0.1
Portugal	0.1
Austria	0.1
101.3%
*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.1%
Australia — 1.1%
Aristocrat Leisure, Ltd.	5,272	$ 127,506
ASX, Ltd.#	2,710	130,942
BHP Group, Ltd.	11,850	369,560
Brambles, Ltd.	16,102	131,766
Computershare, Ltd.	11,480	217,269
Goodman Group	11,558	152,732
Lottery Corp., Ltd.†	43,072	136,378
Macquarie Group, Ltd.	1,078	133,360
Northern Star Resources, Ltd.#	20,953	152,081
Origin Energy, Ltd.#	31,978	173,468
Scentre Group	63,959	130,817
Sonic Healthcare, Ltd.	5,703	126,515
South32, Ltd.	48,179	133,196
Transurban Group	13,597	133,486
Treasury Wine Estates, Ltd.	14,489	136,108
		2,385,184
Austria — 0.1%
OMV AG	2,397	127,153
Belgium — 0.2%
Anheuser-Busch InBev SA NV	2,275	133,697
Groupe Bruxelles Lambert NV	1,589	128,859
KBC Group NV	2,249	125,867
		388,423
Bermuda — 0.2%
Arch Capital Group, Ltd.†	2,834	169,785
Everest Re Group, Ltd.	357	120,644
Jardine Matheson Holdings, Ltd.	2,400	116,141
		406,570
Brazil — 0.4%
Itau Unibanco Holding SA (Preference Shares)†	20,000	100,205
Itausa SA (Preference Shares)	62,289	106,589
Petroleo Brasileiro SA	19,100	111,854
Petroleo Brasileiro SA (Preference Shares)†	90,900	466,994
		785,642
Canada — 1.6%
ARC Resources, Ltd.	14,100	209,432
Bank of Montreal#	1,300	126,970
Canadian National Railway Co.	1,000	128,380
CCL Industries, Inc.#	2,500	118,834
CGI, Inc.†	1,400	122,229
Constellation Software, Inc.	100	161,210
Dollarama, Inc.	6,000	367,230
Fairfax Financial Holdings, Ltd.	200	114,750
First Quantum Minerals, Ltd.	5,500	130,759
Hydro One, Ltd.*	7,100	198,567
Imperial Oil, Ltd.#	2,100	119,476
Loblaw Cos., Ltd.	2,100	189,525
Manulife Financial Corp.	7,100	127,891
Metro Inc/CN	2,200	126,523
National Bank of Canada#	1,700	121,236
Northland Power, Inc.#	4,100	116,128
Royal Bank of Canada	1,300	129,290
Shaw Communications, Inc.	4,500	122,808
Suncor Energy, Inc.#	3,300	108,508
Teck Resources, Ltd., Class B	3,500	129,733
Thomson Reuters Corp.	1,200	141,299
Security Description	Shares or Principal Amount	Value

Canada (continued)
Toronto-Dominion Bank	1,900	$ 126,460
Tourmaline Oil Corp.	2,000	121,726
		3,358,964
Cayman Islands — 1.1%
Alibaba Group Holding, Ltd.†	13,400	146,244
China Mengniu Dairy Co., Ltd.	30,000	134,238
CK Asset Holdings, Ltd.	20,500	123,135
CK Hutchison Holdings, Ltd.	55,500	325,321
KE Holdings, Inc. ADR†	10,200	172,584
Li Ning Co., Ltd.	42,500	340,591
NetEase, Inc.	9,500	134,229
Pinduoduo, Inc. ADR†	9,600	787,584
Wuxi Biologics Cayman, Inc.*†	21,500	140,779
		2,304,705
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,212	120,315
China — 0.6%
BYD Co., Ltd.	16,500	414,463
China Shenhua Energy Co., Ltd.	42,000	129,707
Contemporary Amperex Technology Co., Ltd., Class A	2,100	113,891
Haier Smart Home Co., Ltd.	42,400	140,532
Nongfu Spring Co., Ltd.*#	38,000	221,950
PICC Property & Casualty Co., Ltd.	150,000	151,200
Zijin Mining Group Co., Ltd.	116,000	151,444
		1,323,187
Cyprus — 0.0%
TCS Group Holding PLC GDR†(1)(2)	1,847	0
Denmark — 0.6%
AP Moller - Maersk A/S, Series A	71	151,666
Novo Nordisk A/S, Class B	9,274	1,161,009
		1,312,675
Finland — 0.2%
Elisa Oyj	2,444	127,199
Nokia Oyj	27,020	132,356
Sampo Oyj, Class A	2,593	131,896
Stora Enso Oyj, Class R	8,531	126,400
		517,851
France — 1.8%
Air Liquide SA	894	130,891
BNP Paribas SA	2,347	132,876
Capgemini SE	742	135,096
Carrefour SA	7,235	123,933
Cie Generale des Etablissements Michelin SCA	4,617	130,502
Eiffage SA	1,289	127,963
Engie SA	8,775	134,306
EssilorLuxottica SA	734	137,742
Hermes International	99	162,726
L'Oreal SA	1,173	443,635
Orange SA	12,172	123,938
Sanofi	1,415	127,840
Societe Generale SA	5,353	135,998
Thales SA	1,021	129,882
TotalEnergies SE	25,539	1,595,334
Vinci SA	1,238	126,046
		3,898,708

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany — 1.2%
Allianz SE	631	$ 134,594
Bayer AG	12,081	698,385
Bayerische Motoren Werke AG	1,702	152,868
Beiersdorf AG	1,450	157,115
Deutsche Boerse AG	2,967	544,265
Hannover Rueck SE	723	136,829
HeidelbergCement AG	2,462	133,418
Infineon Technologies AG	4,611	151,570
Mercedes-Benz Group AG	5,854	393,223
RWE AG	3,042	133,376
		2,635,643
Hong Kong — 0.6%
AIA Group, Ltd.	14,200	144,826
BOC Hong Kong Holdings, Ltd.	37,000	118,297
CSPC Pharmaceutical Group, Ltd.	180,000	232,888
Hang Seng Bank, Ltd.	8,300	128,532
Hong Kong & China Gas Co., Ltd.	149,000	127,524
Lenovo Group, Ltd.	154,000	132,642
Link REIT	18,800	127,910
Power Assets Holdings, Ltd.	25,000	129,209
Sun Hung Kai Properties, Ltd.	10,500	126,972
		1,268,800
India — 1.1%
Asian Paints, Ltd.	3,059	120,625
Avenue Supermarts, Ltd.*†	2,335	116,659
Cipla, Ltd.†	8,492	119,821
Hindalco Industries, Ltd.	22,605	126,803
Hindustan Unilever, Ltd.†	3,951	130,671
Housing Development Finance Corp., Ltd.	3,914	130,540
Infosys, Ltd.†	6,429	131,470
ITC, Ltd.	61,096	257,071
Kotak Mahindra Bank, Ltd.	5,123	123,553
Larsen & Toubro, Ltd.†	4,830	124,003
Mahindra & Mahindra, Ltd.	18,836	305,427
Maruti Suzuki India, Ltd.†	1,054	116,798
Nestle India, Ltd.	477	118,625
Sun Pharmaceutical Industries, Ltd.	9,360	121,339
Tata Consultancy Services, Ltd.†	9,390	396,171
		2,439,576
Indonesia — 0.1%
Astra International Tbk PT	290,300	112,200
Bank Central Asia Tbk PT	241,000	143,397
		255,597
Ireland — 0.3%
Accenture PLC, Class A	400	120,372
Aon PLC, Class A	500	154,140
CRH PLC	3,219	128,862
James Hardie Industries PLC	5,567	110,413
Linde PLC	500	168,240
		682,027
Israel — 0.2%
Bank Leumi Le-Israel BM	12,315	113,288
Check Point Software Technologies, Ltd.†	2,273	301,923
Israel Discount Bank, Ltd., Class A	20,484	122,900
		538,111
Japan — 4.5%
AGC, Inc.	4,100	138,550
Security Description	Shares or Principal Amount	Value

Japan (continued)
Asahi Group Holdings, Ltd.	4,200	$ 135,066
Asahi Kasei Corp.	18,300	136,393
Astellas Pharma, Inc.	8,400	130,692
Canon, Inc.	19,400	451,568
Central Japan Railway Co.	1,100	132,872
Daiichi Sankyo Co., Ltd.	3,700	122,545
East Japan Railway Co.	2,200	125,212
ENEOS Holdings, Inc.	35,000	118,482
Hankyu Hanshin Holdings, Inc.†	4,100	128,173
Hitachi, Ltd.	2,900	155,848
Hoya Corp.	1,400	144,936
Japan Post Holdings Co., Ltd.	17,600	137,636
KDDI Corp.	19,900	595,593
Kikkoman Corp.	2,100	119,225
Kirin Holdings Co., Ltd.	8,000	126,246
Komatsu, Ltd.	6,200	144,385
Kyocera Corp.	2,600	133,293
Kyowa Kirin Co., Ltd.	5,200	120,969
Marubeni Corp.	20,400	231,408
Mitsubishi Corp.	4,000	134,847
Mitsubishi Electric Corp.	13,300	134,322
Mitsubishi Heavy Industries, Ltd.	6,700	267,240
Mitsubishi UFJ Financial Group, Inc.	24,800	135,900
Mitsui & Co., Ltd.	5,000	145,858
Nintendo Co., Ltd.	14,000	602,500
Nippon Telegraph & Telephone Corp.	26,100	723,231
Nitori Holdings Co., Ltd.#	1,400	160,552
Nitto Denko Corp.	3,000	189,994
Olympus Corp.	27,700	572,365
Ono Pharmaceutical Co., Ltd.	5,200	133,516
ORIX Corp.	8,100	130,744
Panasonic Holdings Corp.	13,900	129,797
Resona Holdings, Inc.	30,300	146,151
Secom Co., Ltd.	2,100	130,196
Sekisui House, Ltd.	7,200	134,950
Shimadzu Corp.	4,600	141,841
Shimano, Inc.	800	137,827
Shionogi & Co., Ltd.	2,600	132,171
Shiseido Co., Ltd.#	3,500	149,601
SoftBank Corp.	11,900	129,762
Sompo Holdings, Inc.	2,800	123,193
Sumitomo Corp.	8,600	141,415
Sumitomo Mitsui Financial Group, Inc.	4,100	138,983
Takeda Pharmaceutical Co., Ltd.	4,500	132,218
TIS, Inc.	4,300	122,802
Tokyo Gas Co., Ltd.	8,800	162,282
Tokyu Corp.#	10,400	132,719
Toshiba Corp.	4,800	163,059
Unicharm Corp.	4,000	148,449
West Japan Railway Co.	3,000	127,497
Yakult Honsha Co., Ltd.	2,100	134,018
		9,619,092
Jersey — 0.2%
Glencore PLC	49,669	336,017
Luxembourg — 0.1%
Tenaris SA	7,794	135,982
Malaysia — 0.2%
CIMB Group Holdings Bhd†	104,700	137,100
Malayan Banking Bhd	66,600	129,232
Public Bank Bhd	129,100	130,860
		397,192

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV	16,000	$ 127,691
Grupo Financiero Banorte SAB de CV, Class O	13,900	111,559
Wal-Mart de Mexico SAB de CV	30,300	119,746
		358,996
Netherlands — 1.5%
BNP Paribas Emissions- und Handelsgesellschaft mbH†	10,859	132,032
CNH Industrial NV	19,412	315,621
Heineken NV	1,419	130,821
Koninklijke KPN NV	42,655	130,826
LyondellBasell Industries NV, Class A	1,420	120,714
NN Group NV	3,053	131,124
Prosus NV	2,370	155,861
QIAGEN NV†	2,872	141,696
Stellantis NV	47,631	744,571
STMicroelectronics NV	11,891	460,119
Universal Music Group NV#	15,847	379,641
Wolters Kluwer NV	4,409	486,998
		3,330,024
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	10,278	154,423
Norway — 0.3%
Equinor ASA#	18,535	713,918
Philippines — 0.1%
SM Prime Holdings, Inc.	216,300	140,062
Portugal — 0.1%
EDP - Energias de Portugal SA	27,372	130,062
Qatar — 0.1%
Commercial Bank PSQC	69,262	113,080
Masraf Al Rayan QSC	114,264	111,500
		224,580
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	563	0
Saudi Arabia — 0.3%
Al Rajhi Bank†	5,270	113,686
Alinma Bank	11,903	110,149
Banque Saudi Fransi	10,578	121,391
Riyad Bank	12,331	114,007
Sahara International Petrochemical Co.	14,248	137,027
Saudi British Bank	10,345	113,568
		709,828
Singapore — 0.3%
CapitaLand Ascendas REIT	65,100	134,527
Capitaland Investment, Ltd.	51,900	141,284
DBS Group Holdings, Ltd.	4,800	124,807
Singapore Telecommunications, Ltd.	66,100	132,961
United Overseas Bank, Ltd.	5,900	136,116
		669,695
South Africa — 0.2%
FirstRand, Ltd.	32,165	124,751
Naspers, Ltd., Class N	1,753	269,938
Sasol, Ltd.	6,804	118,704
		513,393
South Korea — 0.6%
Hana Financial Group, Inc.†	4,810	164,796
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Hyundai Mobis Co., Ltd.†	827	$ 135,237
KB Financial Group, Inc.	3,534	141,944
Kia Corp.	3,582	188,767
KT&G Corp.†	1,791	135,834
Samsung C&T Corp.	1,382	129,651
Shinhan Financial Group Co., Ltd.†	10,112	295,143
SK Hynix, Inc.	1,970	130,309
		1,321,681
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	22,397	133,289
Industria de Diseno Textil SA	13,389	347,135
Red Electrica Corp. SA	8,542	150,125
Repsol SA	9,171	141,563
Telefonica SA	32,753	121,960
		894,072
Sweden — 0.5%
Boliden AB	3,676	139,080
Epiroc AB, Class A	7,425	144,568
Investor AB, Class A	6,881	133,260
Sandvik AB	7,270	133,191
Svenska Handelsbanken AB, Class A	12,358	125,621
Swedish Match AB	11,213	123,064
Telefonaktiebolaget LM Ericsson, Class B	21,459	135,140
Volvo AB, Class B	9,278	172,499
		1,106,423
Switzerland — 1.3%
ABB, Ltd.	5,611	176,755
Alcon, Inc.	2,047	141,624
Baloise Holding AG	852	129,598
Barry Callebaut AG	62	127,079
Cie Financiere Richemont SA	1,259	167,474
Garmin, Ltd.	1,373	127,675
Nestle SA	1,082	128,757
Partners Group Holding AG	152	152,164
Roche Holding AG	372	120,914
Roche Holding AG (BR)#	582	233,050
SGS SA	54	126,266
Sonova Holding AG	1,026	262,950
Straumann Holding AG	1,238	145,732
Swiss Life Holding AG	243	130,928
Swisscom AG	240	129,009
TE Connectivity, Ltd.	1,018	128,390
UBS Group AG	13,504	251,283
Zurich Insurance Group AG	348	168,518
		2,848,166
Taiwan — 1.0%
ASE Technology Holding Co., Ltd.	47,000	150,885
China Steel Corp.	143,000	136,116
Chunghwa Telecom Co., Ltd.†	35,000	129,163
Delta Electronics, Inc.	14,000	138,581
First Financial Holding Co., Ltd.†	152,740	130,680
Fubon Financial Holding Co., Ltd.	73,345	145,997
Hon Hai Precision Industry Co., Ltd.	38,000	124,785
Hua Nan Financial Holdings Co., Ltd.	179,154	132,847
Largan Precision Co., Ltd.†	2,000	151,488
MediaTek, Inc.	7,000	169,918
Mega Financial Holding Co., Ltd.†	129,000	134,732
Quanta Computer, Inc.	57,000	133,305
Shanghai Commercial & Savings Bank, Ltd.	84,000	139,042
Taiwan Cooperative Financial Holding Co., Ltd.	148,620	129,327

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Uni-President Enterprises Corp.	59,000	$ 127,142
United Microelectronics Corp.†	103,000	156,872
		2,230,880
Thailand — 0.2%
Airports of Thailand PCL†	59,700	127,388
Bangkok Dusit Medical Services PCL	146,800	126,271
CP ALL PCL†	73,200	135,594
		389,253
United Arab Emirates — 0.1%
Emaar Properties PJSC	78,671	130,667
First Abu Dhabi Bank PJSC	24,240	116,250
		246,917
United Kingdom — 2.5%
3i Group PLC	20,676	342,333
Auto Trader Group PLC*	20,041	139,025
BAE Systems PLC	15,837	157,212
BP PLC	22,160	132,576
British American Tobacco PLC	3,069	125,937
BT Group PLC	90,824	132,997
Burberry Group PLC	7,141	188,464
Coca-Cola Europacific Partners PLC	2,557	135,751
Compass Group PLC	5,729	129,889
Diageo PLC	2,810	130,568
GSK PLC	14,370	244,106
Haleon PLC†	37,642	129,620
HSBC Holdings PLC	131,196	808,710
Imperial Brands PLC	6,011	154,409
InterContinental Hotels Group PLC	2,271	133,625
National Grid PLC	10,750	132,735
NatWest Group PLC	116,521	370,490
Next PLC	2,018	144,007
Pearson PLC	11,549	138,861
Reckitt Benckiser Group PLC	2,013	145,642
RELX PLC	4,543	127,196
Rio Tinto PLC	2,061	140,013
Shell PLC	4,841	141,629
SSE PLC	20,030	416,339
Standard Chartered PLC	34,566	258,032
United Utilities Group PLC	10,879	134,982
Vodafone Group PLC	98,921	109,913
		5,345,061
United States — 33.9%
3M Co.	1,013	127,608
A.O. Smith Corp.	2,122	128,890
Adobe, Inc.†	444	153,149
Air Products and Chemicals, Inc.	430	133,369
Albemarle Corp.	1,537	427,271
Alphabet, Inc., Class A†	33,215	3,354,383
Alphabet, Inc., Class C†	8,598	872,267
Altria Group, Inc.	2,611	121,620
Amazon.com, Inc.†	7,837	756,584
Ameren Corp.	1,466	130,943
American Financial Group, Inc.	1,537	218,592
Ameriprise Financial, Inc.	494	163,983
Amphenol Corp., Class A	1,557	125,229
Annaly Capital Management, Inc.	6,520	141,288
APA Corp.	6,335	296,795
Apple, Inc.	24,510	3,628,215
Archer-Daniels-Midland Co.	2,381	232,147
Security Description	Shares or Principal Amount	Value

United States (continued)
Arista Networks, Inc.†	962	$ 134,007
Arrow Electronics, Inc.†	1,140	123,964
Assurant, Inc.	980	125,656
AT&T, Inc.	6,485	125,002
Automatic Data Processing, Inc.	1,550	409,417
AutoZone, Inc.†	161	415,219
AvalonBay Communities, Inc.	710	124,179
Bank of New York Mellon Corp.	2,867	131,595
Becton Dickinson & Co.	538	134,145
Berkshire Hathaway, Inc., Class B†	1,899	605,021
Best Buy Co., Inc.	1,742	148,593
BioMarin Pharmaceutical, Inc.†	1,440	145,411
Blackstone, Inc.	1,319	120,728
Booking Holdings, Inc.†	193	401,334
BorgWarner, Inc.	3,435	146,022
Brown & Brown, Inc.	2,130	126,927
Brown-Forman Corp., Class B	1,769	129,172
Cadence Design Systems, Inc.†	6,227	1,071,293
Camden Property Trust	1,065	128,151
Campbell Soup Co.	2,337	125,427
Carlisle Cos., Inc.	527	138,659
Celanese Corp.	1,292	138,632
Centene Corp.†	1,454	126,571
CF Industries Holdings, Inc.	4,637	501,677
Charter Communications, Inc., Class A†	341	133,430
Cheniere Energy, Inc.	2,444	428,580
Chevron Corp.	648	118,785
Church & Dwight Co., Inc.	1,664	136,232
Cigna Corp.	402	132,214
Cintas Corp.	289	133,454
Cisco Systems, Inc.	2,668	132,653
CMS Energy Corp.	2,083	127,209
Coca-Cola Co.	3,909	248,651
Cognizant Technology Solutions Corp., Class A	2,257	140,408
Colgate-Palmolive Co.	11,467	888,463
Conagra Brands, Inc.	3,301	125,372
ConocoPhillips	1,247	154,017
Consolidated Edison, Inc.	2,110	206,864
Constellation Brands, Inc., Class A	486	125,072
Costco Wholesale Corp.	922	497,188
CVS Health Corp.	2,403	244,818
Danaher Corp.	481	131,510
Datadog, Inc., Class A†	1,688	127,917
Dell Technologies, Inc., Class C	5,758	257,901
Devon Energy Corp.	13,678	937,217
Discover Financial Services	2,904	314,677
Dominion Energy, Inc.	1,769	108,104
Domino's Pizza, Inc.	330	128,281
Dover Corp.	893	126,761
Dropbox, Inc., Class A†	5,552	130,805
DTE Energy Co.	1,057	122,623
Duke Energy Corp.	1,269	126,811
eBay, Inc.	12,079	548,870
Edwards Lifesciences Corp.†	1,733	133,874
Elevance Health, Inc.	286	152,415
Emerson Electric Co.	3,406	326,193
Enphase Energy, Inc.†	420	134,648
Erie Indemnity Co., Class A	449	126,793
Etsy, Inc.†	2,466	325,734
Exelon Corp.	21,717	898,432
Expeditors International of Washington, Inc.	1,340	155,520
Extra Space Storage, Inc.	863	138,675
Exxon Mobil Corp.	2,235	248,845

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
FactSet Research Systems, Inc.	849	$ 391,635
Fair Isaac Corp.†	612	379,269
Fidelity National Financial, Inc.	3,007	121,362
Fortinet, Inc.†	17,247	916,850
Gartner, Inc.†	1,510	529,059
Gen Digital, Inc.	5,776	132,617
General Dynamics Corp.	477	120,390
General Mills, Inc.	1,608	137,162
Genuine Parts Co.	881	161,514
Gilead Sciences, Inc.	1,905	167,316
Halliburton Co.	3,205	121,437
Hershey Co.	2,631	618,732
Hewlett Packard Enterprise Co.	9,320	156,390
Hologic, Inc.†	5,323	405,400
Home Depot, Inc.	431	139,640
Host Hotels & Resorts, Inc.	6,907	130,819
HP, Inc.	21,908	658,116
Humana, Inc.	215	118,228
Huntington Ingalls Industries, Inc.	531	123,171
IDEXX Laboratories, Inc.†	362	154,165
Illinois Tool Works, Inc.	606	137,847
Interpublic Group of Cos., Inc.	4,027	138,368
Intuit, Inc.	329	134,097
J.M. Smucker Co.	795	122,438
Jack Henry & Associates, Inc.	1,743	330,037
JB Hunt Transport Services, Inc.	686	126,149
Johnson & Johnson	693	123,354
Kellogg Co.	1,700	124,015
Keurig Dr Pepper, Inc.	3,212	124,208
Keysight Technologies, Inc.†	1,397	252,703
Kimberly-Clark Corp.	969	131,425
KLA Corp.	2,784	1,094,530
Knight-Swift Transportation Holdings, Inc.	2,461	136,413
Kroger Co.	15,188	747,098
Lennox International, Inc.	507	132,038
Liberty Media Corp. - Liberty Formula One, Series C†	4,086	249,001
Liberty Media Corp. - Liberty SiriusXM, Series C†	3,008	131,841
Live Nation Entertainment, Inc.†	1,680	122,237
Lockheed Martin Corp.	2,166	1,050,922
Lowe's Cos., Inc.	5,364	1,140,118
LPL Financial Holdings, Inc.	1,690	400,040
Lululemon Athletica, Inc.†	1,202	457,133
Lumen Technologies, Inc.	20,065	109,756
M&T Bank Corp.	1,506	256,050
Marathon Petroleum Corp.	5,688	692,855
Marsh & McLennan Cos., Inc.	770	133,349
Masco Corp.	3,106	157,723
Mastercard, Inc., Class A	411	146,480
McCormick & Co., Inc.	1,504	128,111
McDonald's Corp.	2,736	746,353
McKesson Corp.	816	311,451
Medical Properties Trust, Inc.#	11,463	150,395
Merck & Co., Inc.	1,497	164,850
Meta Platforms, Inc., Class A†	4,850	572,785
MetLife, Inc.	1,822	139,747
Mettler-Toledo International, Inc.†	481	706,858
Microsoft Corp.	9,935	2,534,816
Mid-America Apartment Communities, Inc.	773	127,452
Moderna, Inc.†	7,077	1,244,915
Molina Healthcare, Inc.†	823	277,162
Molson Coors Beverage Co., Class B	2,320	127,855
Mondelez International, Inc., Class A	1,879	127,039
Security Description	Shares or Principal Amount	Value

United States (continued)
Monster Beverage Corp.†	1,213	$ 124,769
Moody's Corp.	459	136,906
Motorola Solutions, Inc.	525	142,905
MSCI, Inc.	757	384,427
NIKE, Inc., Class B	1,240	136,016
NiSource, Inc.	4,588	128,189
Norfolk Southern Corp.	508	130,302
NRG Energy, Inc.	5,119	217,302
Nucor Corp.	5,496	824,125
Old Dominion Freight Line, Inc.	438	132,543
Omnicom Group, Inc.	1,821	145,243
ON Semiconductor Corp.†	8,836	664,467
Oracle Corp.	1,563	129,776
Otis Worldwide Corp.	1,623	126,740
Owens Corning	2,081	184,876
PACCAR, Inc.	1,539	162,995
Packaging Corp. of America	955	129,775
Paychex, Inc.	7,236	897,481
PepsiCo, Inc.	888	164,733
PerkinElmer, Inc.	911	127,294
Pfizer, Inc.	56,012	2,807,882
Philip Morris International, Inc.	1,320	131,564
Principal Financial Group, Inc.	2,597	232,899
Procter & Gamble Co.	883	131,708
Prologis, Inc.	1,105	130,158
Public Storage	3,677	1,095,599
PulteGroup, Inc.	3,309	148,177
QUALCOMM, Inc.	11,131	1,407,960
Quest Diagnostics, Inc.	964	146,364
Raymond James Financial, Inc.	1,973	230,644
Regeneron Pharmaceuticals, Inc.†	1,859	1,397,410
Regions Financial Corp.	10,254	237,995
Republic Services, Inc.	1,082	150,712
Robert Half International, Inc.	2,254	177,570
Rockwell Automation, Inc.	525	138,715
Rollins, Inc.	3,618	146,312
Sealed Air Corp.	2,734	145,531
SEI Investments Co.	2,259	140,690
Simon Property Group, Inc.	1,239	147,986
Snap-on, Inc.	1,116	268,510
Southwest Airlines Co.†	3,204	127,872
SS&C Technologies Holdings, Inc.	2,427	130,475
Steel Dynamics, Inc.	3,944	409,900
Synchrony Financial	4,034	151,598
Synopsys, Inc.†	3,446	1,170,055
Sysco Corp.	1,444	124,920
Target Corp.	745	124,467
Texas Instruments, Inc.	11,927	2,152,346
Thermo Fisher Scientific, Inc.	239	133,893
Tyson Foods, Inc., Class A	1,766	117,050
UGI Corp.	4,592	177,481
Ulta Beauty, Inc.†	1,112	516,902
Union Pacific Corp.	604	131,328
United Parcel Service, Inc., Class B	2,231	423,288
UnitedHealth Group, Inc.	1,739	952,555
Vail Resorts, Inc.	551	141,905
Valero Energy Corp.	6,221	831,250
Veeva Systems, Inc., Class A†	712	135,536
VeriSign, Inc.†	1,840	367,650
Vertex Pharmaceuticals, Inc.†	566	179,082
Visa, Inc., Class A	661	143,437
Vistra Corp.	5,199	126,492
W.R. Berkley Corp.	4,607	351,422

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Walgreens Boots Alliance, Inc.	3,205	$ 133,007
Walmart, Inc.	842	128,338
Waters Corp.†	1,296	449,194
WP Carey, Inc.	1,535	120,958
WW Grainger, Inc.	200	120,612
Yum! Brands, Inc.	1,116	143,585
		73,132,285
Total Common Stocks (cost $129,548,461)		129,697,133
CORPORATE BONDS & NOTES — 25.8%
Bermuda — 0.1%
Geopark, Ltd.
5.50%, 01/17/2027*	$ 348,000	304,935
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao
4.13%, 09/20/2031*	288,000	236,160
Banco do Brasil SA
3.25%, 09/30/2026*	278,000	251,697
		487,857
Canada — 0.8%
Air Canada
3.88%, 08/15/2026*	383,000	350,445
First Quantum Minerals, Ltd.
6.50%, 03/01/2024*	450,000	443,256
Taseko Mines, Ltd.
7.00%, 02/15/2026*#	550,000	461,452
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	398,200
		1,653,353
Cayman Islands — 1.2%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047#	480,000	367,452
Tencent Holdings, Ltd.
3.68%, 04/22/2041*	400,000	291,808
Weibo Corp.
3.38%, 07/08/2030#	1,603,000	1,178,426
XP, Inc.
3.25%, 07/01/2026*	797,000	710,663
		2,548,349
Colombia — 0.2%
Ecopetrol SA
4.13%, 01/16/2025	245,000	230,587
5.88%, 05/28/2045	130,000	89,513
		320,100
France — 0.5%
Altice France SA
8.13%, 02/01/2027*	1,228,000	1,169,670
Hong Kong — 0.7%
Xiaomi Best Time International, Ltd.
3.38%, 04/29/2030*	2,085,000	1,556,082
Israel — 0.3%
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	608,000	587,996
Italy — 0.4%
Telecom Italia SpA
5.30%, 05/30/2024*	928,000	898,768
Security Description	Shares or Principal Amount	Value

Japan — 0.7%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	$ 1,745,000	$ 1,572,202
Luxembourg — 0.5%
Amaggi Luxembourg International SARL
5.25%, 01/28/2028	435,000	395,850
Kenbourne Invest SA
6.88%, 11/26/2024	498,000	460,650
Rumo Luxembourg Sarl
4.20%, 01/18/2032*#	265,000	209,485
		1,065,985
Mexico — 0.7%
Braskem Idesa SAPI
7.45%, 11/15/2029*	230,000	181,692
Petroleos Mexicanos
5.35%, 02/12/2028	1,527,000	1,275,045
		1,456,737
Netherlands — 0.6%
Embraer Netherlands Finance BV
6.95%, 01/17/2028*	736,000	731,591
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/2025#	582,000	583,164
		1,314,755
Norway — 0.2%
Var Energi ASA
7.50%, 01/15/2028*	200,000	204,369
8.00%, 11/15/2032*	205,000	214,402
		418,771
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030	1,574,000	1,316,349
South Korea — 0.2%
SK Hynix, Inc.
2.38%, 01/19/2031	545,000	400,033
SupraNational — 0.4%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/2028*	130,000	123,966
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	954,000	829,544
		953,510
United Kingdom — 0.5%
HSBC Holdings PLC
4.29%, 09/12/2026	1,093,000	1,041,262
United States — 17.0%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*	220,000	218,883
Allegiant Travel Co.
7.25%, 08/15/2027*	430,000	418,880
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026	430,000	409,575
Antares Holdings LP
2.75%, 01/15/2027*	1,547,000	1,241,387
Ares Capital Corp.
2.88%, 06/15/2028	1,530,000	1,256,868
Ashtead Capital, Inc.
5.50%, 08/11/2032*	200,000	191,703

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	$ 607,000	$ 525,232
Bank of America Corp.
4.57%, 04/27/2033	1,180,000	1,099,731
5.02%, 07/22/2033	490,000	473,055
BAT Capital Corp.
7.75%, 10/19/2032	540,000	594,970
Blackstone Private Credit Fund
2.63%, 12/15/2026	438,000	372,184
Blackstone Secured Lending Fund
2.85%, 09/30/2028	1,473,000	1,169,672
Block Financial LLC
3.88%, 08/15/2030	947,000	834,343
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	773,044
Boeing Co.
4.88%, 05/01/2025	467,000	462,668
Broadcom, Inc.
1.95%, 02/15/2028*	510,000	431,055
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	520,000	410,182
CNX Resources Corp.
7.25%, 03/14/2027*#	38,000	37,858
CommScope, Inc.
6.00%, 03/01/2026*	703,000	680,124
Consolidated Communications, Inc.
5.00%, 10/01/2028*	389,000	293,814
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	1,277,000	1,304,143
Diamondback Energy, Inc.
6.25%, 03/15/2033	480,000	496,752
DISH DBS Corp.
5.75%, 12/01/2028*	812,000	658,573
DPL, Inc.
4.13%, 07/01/2025	212,000	199,737
Ford Motor Co.
6.10%, 08/19/2032#	840,000	806,083
Glencore Funding LLC
4.88%, 03/12/2029*#	390,000	375,733
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	799,992
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	409,739
Horizon Therapeutics USA, Inc.
5.50%, 08/01/2027*	440,000	436,700
HP, Inc.
4.75%, 01/15/2028	320,000	311,052
Intel Corp.
4.15%, 08/05/2032#	325,000	306,633
Jabil, Inc.
3.60%, 01/15/2030	1,119,000	994,776
JPMorgan Chase & Co.
4.91%, 07/25/2033	1,640,000	1,581,476
Level 3 Financing, Inc.
3.75%, 07/15/2029*#	411,000	297,225
Liberty Interactive LLC
8.25%, 02/01/2030	449,000	224,500
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	587,730
Mativ Holdings, Inc.
6.88%, 10/01/2026*	465,000	407,001
Security Description	Shares or Principal Amount	Value

United States (continued)
Meta Platforms, Inc.
4.45%, 08/15/2052*	$ 460,000	$ 377,995
MicroStrategy, Inc.
6.13%, 06/15/2028*#	437,000	323,227
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	1,137,150	1,131,453
New Fortress Energy, Inc.
6.75%, 09/15/2025*	1,645,000	1,606,721
Nexstar Media, Inc.
4.75%, 11/01/2028*	260,000	231,379
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028*	498,000	400,596
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	290,000	242,150
Owl Rock Capital Corp.
2.63%, 01/15/2027	1,095,000	907,172
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025*	1,444,000	1,311,032
Philip Morris International, Inc.
5.63%, 11/17/2029	140,000	142,374
5.75%, 11/17/2032	220,000	226,551
ROBLOX Corp.
3.88%, 05/01/2030*	223,000	182,476
ROCC Holdings LLC
9.25%, 08/15/2026*	120,000	120,058
Sabre GLBL, Inc.
11.25%, 12/15/2027*	230,000	235,750
Scientific Games International, Inc.
8.63%, 07/01/2025*	648,000	668,250
Select Medical Corp.
6.25%, 08/15/2026*#	754,000	729,766
SVB Financial Group
1.80%, 02/02/2031	330,000	237,482
Talos Production, Inc.
12.00%, 01/15/2026	380,000	397,100
TEGNA, Inc.
4.75%, 03/15/2026*	240,000	234,587
TransDigm, Inc.
6.25%, 03/15/2026*	470,000	467,716
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.88%, 02/15/2025*	820,000	823,446
Universal Health Services, Inc.
1.65%, 09/01/2026*	792,000	679,777
Univision Communications, Inc.
5.13%, 02/15/2025*	640,000	617,600
Valero Energy Corp.
3.65%, 12/01/2051	879,000	640,330
Vontier Corp.
1.80%, 04/01/2026	604,000	509,244
World Acceptance Corp.
7.00%, 11/01/2026*	490,000	287,873
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025*	850,000	815,940
		36,641,118
Total Corporate Bonds & Notes (cost $62,931,947)		55,707,832

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES — 0.2%
Panama — 0.2%
Carnival Corp.
5.75%, 12/01/2027* (cost $376,495)		$ 380,000	$ 381,900
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Bermuda — 2.4%
Bellemeade Re, Ltd. FRS
Series 2020-2A, Class M2 10.02%, (1 ML+6.00%), 08/26/2030*		2,780,000	2,796,049
Eagle RE, Ltd. FRS
Series 2021-2, Class M1B 5.60%, (SOFR30A+2.05%), 04/25/2034*		2,500,000	2,428,301
			5,224,350
United States — 1.2%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 5.82%, (1 ML+1.80%), 07/25/2030		2,595,000	2,500,676
Total Collateralized Mortgage Obligations (cost $8,054,917)			7,725,026
FOREIGN GOVERNMENT OBLIGATIONS — 5.7%
Brazil — 0.4%
Federative Republic of Brazil
Series F 10.00%, 01/01/2033	BRL	4,690,000	806,379
Canada — 3.5%
Government of Canada
0.25%, 02/01/2023	CAD	10,120,000	7,475,702
Colombia — 0.3%
Republic of Colombia
7.00%, 03/26/2031	COP	4,830,000,000	697,113
Japan — 1.1%
Government of Japan
0.10%, 09/20/2023 to 12/20/2023	JPY	197,600,000	1,433,462
0.60%, 12/20/2023	JPY	131,500,000	959,029
			2,392,491
Peru — 0.4%
Republic of Peru
5.35%, 08/12/2040	PEN	2,170,000	431,706
6.15%, 08/12/2032	PEN	1,840,000	431,388
			863,094
Total Foreign Government Obligations (cost $12,276,167)			12,234,779
Total Long-Term Investment Securities (cost $213,187,987)			205,746,670
SHORT-TERM INVESTMENTS — 5.9%
Sovereign — 1.4%
Federal Home Loan Bank 3.25%, 12/01/2022		3,100,000	3,100,000
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(3)	4,973,125	$ 4,973,125
State Street Navigator Securities Lending Government Money Market Portfolio 3.86% (3)(4)	4,670,293	4,670,293
		9,643,418
Total Short-Term Investments (cost $12,743,418)		12,743,418
TOTAL INVESTMENTS (cost $225,931,405)(5)	101.3%	218,490,088
Other assets less liabilities	(1.3)	(2,854,835)
NET ASSETS	100.0%	$215,635,253
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $35,271,841 representing 16.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
	02/03/2020	28	$9,349
	04/28/2020	457	123,804
	12/15/2020	78	25,736
		563	158,889	$0	$0.00	0.00%
TCS Group Holding PLC GDR	12/10/2021	1,847	160,236	0	0.00	0.00
				$0		0.00%
(3)	The rate shown is the 7-day yield as of November 30, 2022.
(4)	At November 30, 2022, the Fund had loaned securities with a total value of $6,133,458. This was secured by collateral of $4,670,293, which was received in cash and subsequently invested in short-term investments currently valued at $4,670,293 as reported in the Portfolio of Investments. Additional collateral of $1,652,324 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022	$ 15,845
United States Treasury Notes/Bonds	0.00% to 5.38%	01/31/2023 to 11/15/2051	1,636,479
(5)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

1 ML—1 Month USD LIBOR
ADR—American Depositary Receipt
BR—Bearer Shares
FRS—Floating Rate Security
GDR—Global Depositary Receipt
QSC—Qatar Shareholding Company
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
JPY—Japanese Yen
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
69	Long	U.S. Treasury 10 Year Notes	March 2023	$7,808,971	$7,831,500	$22,529
						Unrealized (Depreciation)
131	Long	U.S. Treasury Ultra Bonds	March 2023	$18,084,646	$17,852,844	$(231,802)
37	Short	S&P 500 E-Mini Index	December 2022	7,356,607	7,550,313	(193,706)
						$(425,508)
Net Unrealized Appreciation (Depreciation)						$(402,979)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	USD	2,448,763	EUR	2,340,000	02/03/2023	$ —	$ (1,620)
HSBC Bank PLC	CAD	10,740,000	USD	7,800,600	01/25/2023	—	(190,404)
	USD	2,295,001	AUD	3,590,000	12/07/2022	142,075	—
	USD	2,342,476	NZD	3,860,000	01/11/2023	91,311	—
	USD	1,543,795	THB	55,000,000	02/10/2023	27,185	—
						260,571	(190,404)
JPMorgan Chase Bank, N.A.	AUD	3,590,000	USD	2,265,792	12/07/2022	—	(171,283)
	GBP	9,180,000	USD	10,872,861	12/05/2022	—	(192,165)
	USD	2,285,010	AUD	3,410,000	12/07/2022	29,872	—
	USD	712,872	CAD	970,000	01/25/2023	8,848	—
	USD	2,292,334	EUR	2,200,000	02/03/2023	8,399	—
	USD	10,582,146	GBP	9,180,000	12/05/2022	482,880	—
						529,999	(363,448)
Unrealized Appreciation (Depreciation)						$ 790,570	$ (555,472)
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
NZD—New Zealand Dollar
THB—Thailand Baht
USD—United States Dollar

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 290,429	$ 116,141	$—	$ 406,570
Brazil	785,642	—	—	785,642
Canada	3,358,964	—	—	3,358,964
Cayman Islands	960,168	1,344,537	—	2,304,705
Chile	120,315	—	—	120,315
Cyprus	—	—	0	0
Ireland	442,752	239,275	—	682,027
Israel	301,923	236,188	—	538,111
Mexico	358,996	—	—	358,996
Netherlands	120,714	3,209,310	—	3,330,024
Russia	—	—	0	0
Switzerland	256,065	2,592,101	—	2,848,166
United Kingdom	135,751	5,209,310	—	5,345,061
United States	73,132,285	—	—	73,132,285
Other Countries	—	36,486,267	—	36,486,267
Corporate Bonds & Notes	—	55,707,832	—	55,707,832
Convertible Bonds & Notes	—	381,900	—	381,900
Collateralized Mortgage Obligations	—	7,725,026	—	7,725,026
Foreign Government Obligations	—	12,234,779	—	12,234,779
Short-Term Investments:
Sovereign	—	3,100,000	—	3,100,000
Other Short-Term Investments	9,643,418	—	—	9,643,418
Total Investments at Value	$89,907,422	$128,582,666	$ 0	$218,490,088
Other Financial Instruments:†
Futures Contracts	$ 22,529	$ —	$—	$ 22,529
Forward Foreign Currency Contracts	—	790,570	—	790,570
Total Other Financial Instruments	$ 22,529	$ 790,570	$—	$ 813,099
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 425,508	$ —	$—	$ 425,508
Forward Foreign Currency Contracts	—	555,472	—	555,472
Total Other Financial Instruments	$ 425,508	$ 555,472	$—	$ 980,980
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	58.3%
Collateralized Mortgage Obligations	26.0
Repurchase Agreements	7.3
Other Asset Backed Securities	3.7
Foreign Government Obligations	1.8
Electric	1.3
Banks	0.8
Airlines	0.5
Telecommunications	0.4
Auto Loan Receivables	0.3
Municipal Securities	0.2
REITS	0.2
Pharmaceuticals	0.1
Biotechnology	0.1
Oil & Gas	0.1
Transportation	0.1
Diversified Financial Services	0.1
101.3%
Credit Quality†#
Aaa	92.6%
Aa	0.1
A	2.0
Baa	2.0
Not Rated@	3.3
100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 3.7%
Airlines — 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 540,170	$ 476,537
3.35%, 04/15/2031	247,359	217,580
		694,117
Banks — 0.8%
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	198,877
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	940,398
		1,139,275
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.50%, 02/01/2025	144,000	140,618
Diversified Financial Services — 0.1%
American Express Co.
3.63%, 12/05/2024	104,000	101,689
Electric — 1.3%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	915,239
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	910,366
		1,825,605
Oil & Gas — 0.1%
Chevron USA, Inc.
3.90%, 11/15/2024	116,000	114,497
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	166,232
REITS — 0.2%
Boston Properties LP
2.75%, 10/01/2026	240,000	217,747
Telecommunications — 0.4%
AT&T, Inc.
1.65%, 02/01/2028	580,000	497,910
Transportation — 0.1%
Norfolk Southern Corp.
2.90%, 02/15/2023	89,000	88,686
5.59%, 05/17/2025	19,000	19,254
		107,940
Total Corporate Bonds & Notes (cost $5,491,974)		5,005,630
ASSET BACKED SECURITIES — 4.0%
Auto Loan Receivables — 0.3%
ACC Auto Trust
Series 2021-A, Class A 1.08%, 04/15/2027*	94,281	92,797
DT Auto Owner Trust
Series 2021-3A, Class A 0.33%, 04/15/2025*	145,235	143,626
US Auto Funding
Series 2021-1A, Class A 0.79%, 07/15/2024*	101,156	100,792
		337,215
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 3.7%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	$ 568,738	$ 509,047
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	858,546
AMSR Trust VRS
Series 2021-SFR1, Class A 1.95%, 06/17/2038*(1)	300,000	246,585
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,317,633	1,128,165
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	612,064	587,804
Progress Residential Trust
Series 2021-SFR6, Class A 1.52%, 07/17/2038*	998,857	859,349
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	700,000	604,101
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	257,828	247,538
		5,041,135
Total Asset Backed Securities (cost $6,091,673)		5,378,350
COLLATERALIZED MORTGAGE OBLIGATIONS — 26.0%
Commercial and Residential — 3.5%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	418,709
BANK VRS
Series 2022-BNK41, Class A4 3.92%, 04/15/2065(1)	500,000	454,994
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	175,390	162,494
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,057,700
COMM Mtg. Trust VRS
Series 2020-CBM, Class A1 2.24%, 02/10/2037*(1)	600,000	546,773
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.55%, 09/10/2035*(1)	398,000	368,098
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,014,207
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	806,574
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,868
		4,836,417
U.S. Government Agency — 22.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	544,313

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K145, Class A2 2.58%, 05/25/2032	$ 430,000	$ 370,294
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,799,583
Series KJ14, Class A2 2.81%, 09/25/2024	370,000	359,306
Series K146, Class A2 2.92%, 06/25/2032	705,000	625,911
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K149, Class A2 3.53%, 08/25/2032(1)	2,000,000	1,868,356
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,012,121
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,581,511
Series 4594, Class GN 2.50%, 02/15/2045	389,288	350,326
Series 3981, Class PA 3.00%, 04/15/2031	47,923	46,622
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,613,053
Series 4150, Class IG 3.00%, 01/15/2033(2)	1,304,051	93,274
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	910,774
Series 4365, Class HZ 3.00%, 01/15/2040	477,166	444,663
Series 4599, Class PA 3.00%, 09/15/2045	615,459	570,820
Series 4057, Class WY 3.50%, 06/15/2027	1,000,000	964,840
Series 3813, Class D 4.00%, 02/15/2026	355,314	350,718
Series 3917, Class B 4.50%, 08/15/2026	465,000	458,189
Series 3927, Class AY 4.50%, 09/15/2026	1,494,968	1,466,002
Series 3786, Class PB 4.50%, 07/15/2040	227,265	224,743
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 2.63%, (6.50%-1 ML), 05/15/2042(2)(3)	156,840	16,587
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	280,737	257,311
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	78,438	72,161
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	164,775
Series 2020-12, Class JC 2.00%, 03/25/2050	823,352	712,223
Series 2013-23, Class KJ 2.25%, 05/25/2042	738,136	670,575
Series 2012-93, Class ME 2.50%, 01/25/2042	605,599	553,788
Series 2013-73, Class TD 2.50%, 09/25/2042	262,840	243,159
Series 2019-M22, Class A2 2.52%, 08/25/2029	335,676	300,675
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-M31, Class A2 2.85%, 04/25/2034	$ 1,000,000	$ 855,576
Series 2013-106, Class PY 3.00%, 10/25/2033	2,510,301	2,369,484
Series 2012-87, Class CZ 3.00%, 08/25/2042	2,428,652	2,219,286
Series 2016-30, Class PA 3.00%, 04/25/2045	375,748	349,756
Series 2016-25, Class LA 3.00%, 07/25/2045	279,861	260,753
Series 2016-33, Class JA 3.00%, 07/25/2045	277,661	257,282
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,714,596
Series 2016-38, Class NA 3.00%, 01/25/2046	513,158	470,795
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	755,159
Series 2010-117, Class DY 4.50%, 10/25/2025	511,625	506,304
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	240,896
Series 2007-116, Class PB 5.50%, 08/25/2035	27,766	28,395
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	802,797
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	78,135	15,275
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	393,140
Series 2004-18, Class Z 4.50%, 03/16/2034	115,386	114,165
Series 2008-6, Class GL 4.50%, 02/20/2038	437,045	433,297
Series 2005-21, Class Z 5.00%, 03/20/2035	212,580	214,520
		30,648,149
Total Collateralized Mortgage Obligations (cost $39,346,887)		35,484,566
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.3%
U.S. Government — 30.0%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,300,781
2.00%, 11/15/2041 to 02/15/2050	5,500,000	3,870,059
2.88%, 08/15/2045	1,000,000	823,320
3.00%, 02/15/2048	750,000	631,846
3.13%, 02/15/2043	2,000,000	1,746,250
3.25%, 05/15/2042	500,000	449,141
3.75%, 08/15/2041 to 11/15/2043	5,000,000	4,850,390
3.88%, 08/15/2040	1,500,000	1,495,898
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2024	2,040,000	1,894,097
United States Treasury Notes
0.38%, 07/15/2024	2,000,000	1,871,875
0.63%, 08/15/2030	1,000,000	798,828
0.75%, 04/30/2026	4,000,000	3,585,313
1.25%, 06/30/2028	1,500,000	1,307,461
1.88%, 02/15/2032	1,500,000	1,291,641

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.00%, 06/30/2024	$ 3,000,000	$ 2,884,453
2.75%, 02/15/2024 to 05/15/2025	12,500,000	12,105,469
		40,906,822
U.S. Government Agency — 28.3%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	436,701
3.35%, 10/21/2025	1,000,000	977,931
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,587,649	1,310,484
3.50%, 06/01/2033	494,501	473,163
3.70%, 05/01/2037	3,000,000	2,679,390
4.00%, 05/01/2052 to 08/01/2052	4,829,199	4,580,666
4.50%, 09/01/2039 to 06/01/2041	1,069,272	1,070,062
5.00%, 10/01/2034	18,105	18,136
5.50%, 12/01/2036	2,973	3,013
6.00%, 11/01/2033	33,381	34,828
6.50%, 02/01/2032	10,513	10,919
8.00%, 08/01/2030 to 06/01/2031	608	612
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	524,901
2.04%, 06/01/2037	247,699	183,527
2.14%, 10/01/2029	1,000,000	874,707
2.50%, 01/01/2052	2,295,611	1,986,524
2.53%, 04/01/2034	2,500,000	2,051,937
2.55%, 09/01/2034	700,000	580,507
3.00%, 03/01/2043 to 03/01/2052	4,729,621	4,256,744
3.30%, 02/01/2030	2,817,165	2,604,850
3.43%, 05/01/2032	2,000,000	1,849,597
3.69%, 05/01/2030	1,423,613	1,371,906
4.00%, 09/01/2040 to 07/01/2048	3,724,607	3,610,213
5.00%, 12/01/2036	3,709	3,708
5.50%, 12/01/2033 to 10/01/2034	13,561	13,786
6.50%, 07/01/2032	2,313	2,430
7.00%, 09/01/2031	4,219	4,244
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,121,169	1,053,559
Government National Mtg. Assoc.
2.50%, 03/20/2051	1,469,327	1,265,434
3.50%, 09/15/2048 to 09/20/2051	4,638,256	4,294,019
4.50%, 03/15/2038 to 08/15/2040	388,869	389,460
5.00%, 09/15/2035 to 05/15/2036	28,788	29,534
6.00%, 01/15/2032	3,578	3,694
7.50%, 01/15/2031	3,120	3,200
		38,554,386
Total U.S. Government & Agency Obligations (cost $87,623,405)		79,461,208
Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Sovereign — 1.8%
Israel Government AID
Zero Coupon, 02/15/2024 (cost $2,574,717)	$ 2,641,000	$ 2,495,529
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	257,467
Total Long-Term Investment Securities (cost $141,403,656)		128,082,750
REPURCHASE AGREEMENTS — 7.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $9,934,983 and collateralized by $10,864,700 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $10,133,451 (cost $9,934,671)	9,934,671	9,934,671
TOTAL INVESTMENTS (cost $151,338,327)(5)	101.3%	138,017,421
Other assets less liabilities	(1.3)	(1,757,721)
NET ASSETS	100.0%	$136,259,700
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $8,179,523 representing 6.0% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2022.
(4)	Principal Only
(5)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$ 5,005,630	$—	$ 5,005,630
Asset Backed Securities	—	5,378,350	—	5,378,350
Collateralized Mortgage Obligations	—	35,484,566	—	35,484,566
U.S. Government & Agency Obligations	—	79,461,208	—	79,461,208
Foreign Government Obligations	—	2,495,529	—	2,495,529
Municipal Securities	—	257,467	—	257,467
Repurchase Agreements	—	9,934,671	—	9,934,671
Total Investments at Value	$—	$138,017,421	$—	$138,017,421
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Growth Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Software	17.9%
Internet	15.1
Computers	10.2
Semiconductors	9.3
Healthcare-Products	7.0
Diversified Financial Services	5.5
Healthcare-Services	5.4
Pharmaceuticals	3.4
Commercial Services	3.2
Auto Manufacturers	3.0
Apparel	2.9
Retail	2.7
Distribution/Wholesale	2.1
Aerospace/Defense	1.9
Entertainment	1.7
Machinery-Diversified	1.4
Pipelines	1.1
REITS	1.0
Banks	0.9
Unaffiliated Investment Companies	0.7
Oil & Gas	0.6
Biotechnology	0.5
Private Equity	0.4
Short-Term Investments	0.4
Transportation	0.3
Chemicals	0.3
Telecommunications	0.3
Insurance	0.2
Beverages	0.2
Electronics	0.2
Building Materials	0.1
Energy-Alternate Sources	0.1
Environmental Control	0.1
Cosmetics/Personal Care	0.1
Miscellaneous Manufacturing	0.1
100.3%
*	Calculated as a percentage of net assets

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 1.9%
L3Harris Technologies, Inc.	1,138	$ 258,417
TransDigm Group, Inc.	26,452	16,625,082
		16,883,499
Apparel — 2.9%
LVMH Moet Hennessy Louis Vuitton SE	22,885	17,718,957
NIKE, Inc., Class B	71,676	7,862,141
		25,581,098
Auto Manufacturers — 3.0%
Tesla, Inc.†	133,773	26,045,603
Auto Parts & Equipment — 0.0%
Aptiv PLC†	1,572	167,685
Banks — 0.9%
Bank of America Corp.	43,532	1,647,686
Comerica, Inc.	833	59,759
First Republic Bank	2,586	330,000
Goldman Sachs Group, Inc.	4,831	1,865,491
JPMorgan Chase & Co.	19,091	2,637,994
Morgan Stanley	9,286	864,248
Regions Financial Corp.	5,951	138,123
Signature Bank	890	124,155
SVB Financial Group†	836	193,768
Zions Bancorp NA	1,023	53,012
		7,914,236
Beverages — 0.2%
Keurig Dr Pepper, Inc.	2,886	111,601
Monster Beverage Corp.†	2,831	291,197
PepsiCo, Inc.	8,204	1,521,924
		1,924,722
Biotechnology — 0.5%
Amgen, Inc.	3,104	888,986
Bio-Rad Laboratories, Inc., Class A†	167	69,257
Illumina, Inc.†	1,089	237,489
Incyte Corp.†	1,124	89,549
Moderna, Inc.†	4,762	837,683
Regeneron Pharmaceuticals, Inc.†	1,517	1,140,329
Vertex Pharmaceuticals, Inc.†	2,178	689,119
		3,952,412
Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	824	53,840
Johnson Controls International PLC	5,947	395,119
Martin Marietta Materials, Inc.	512	187,638
Masco Corp.	1,532	77,795
Vulcan Materials Co.	903	165,547
		879,939
Chemicals — 0.3%
Albemarle Corp.	1,127	313,295
Celanese Corp.	607	65,131
CF Industries Holdings, Inc.	1,692	183,057
Linde PLC	3,597	1,210,319
Sherwin-Williams Co.	1,769	440,799
		2,212,601
Commercial Services — 3.2%
Automatic Data Processing, Inc.	3,116	823,060
Cintas Corp.	560	258,597
CoStar Group, Inc.†	2,802	227,074
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Equifax, Inc.	1,732	$ 341,845
Gartner, Inc.†	1,120	392,414
MarketAxess Holdings, Inc.	256	68,588
Moody's Corp.	1,474	439,650
PayPal Holdings, Inc.†	8,839	693,066
Quanta Services, Inc.	1,093	163,819
Robert Half International, Inc.	1,054	83,034
Rollins, Inc.	1,442	58,314
S&P Global, Inc.	67,491	23,810,825
United Rentals, Inc.†	594	209,700
Verisk Analytics, Inc.	1,133	208,143
		27,778,129
Computers — 10.2%
Accenture PLC, Class A	5,192	1,562,429
Apple, Inc.	586,040	86,751,501
EPAM Systems, Inc.†	812	299,287
Fortinet, Inc.†	9,262	492,368
HP, Inc.	6,439	193,428
NetApp, Inc.	2,208	149,283
Seagate Technology Holdings PLC	2,018	106,893
		89,555,189
Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc., Class A	1,936	456,489
Distribution/Wholesale — 2.1%
Copart, Inc.†	273,644	18,213,745
Fastenal Co.	3,904	201,095
LKQ Corp.	1,586	86,167
Pool Corp.	560	184,470
		18,685,477
Diversified Financial Services — 5.5%
American Express Co.	3,735	588,599
Ameriprise Financial, Inc.	934	310,041
BlackRock, Inc.	1,109	794,044
Capital One Financial Corp.	2,607	269,147
Cboe Global Markets, Inc.	870	110,351
Charles Schwab Corp.	14,695	1,212,925
Discover Financial Services	3,866	418,920
Franklin Resources, Inc.	1,809	48,499
Intercontinental Exchange, Inc.	4,506	488,045
Mastercard, Inc., Class A	24,597	8,766,371
Nasdaq, Inc.	3,742	256,177
Raymond James Financial, Inc.	1,622	189,612
Synchrony Financial	3,887	146,073
T. Rowe Price Group, Inc.	2,236	279,299
Visa, Inc., Class A	156,448	33,949,216
		47,827,319
Electric — 0.0%
NRG Energy, Inc.	3,328	141,274
Electrical Components & Equipment — 0.0%
Generac Holdings, Inc.†	904	95,390
Electronics — 0.2%
Agilent Technologies, Inc.	2,537	393,184
Amphenol Corp., Class A	4,462	358,879
Garmin, Ltd.	1,114	103,591
Keysight Technologies, Inc.†	1,910	345,500
Mettler-Toledo International, Inc.†	201	295,382
Trimble, Inc.†	1,962	117,229
		1,613,765

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,917	$ 614,571
SolarEdge Technologies, Inc.†	590	176,327
		790,898
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	795	100,599
Entertainment — 1.7%
Caesars Entertainment, Inc.†	1,942	98,673
Evolution AB*	142,221	14,571,383
Live Nation Entertainment, Inc.†	865	62,937
		14,732,993
Environmental Control — 0.1%
Pentair PLC	1,350	61,789
Republic Services, Inc.	1,279	178,152
Waste Management, Inc.	2,715	455,360
		695,301
Food — 0.0%
Hershey Co.	935	219,884
Healthcare-Products — 7.0%
Abbott Laboratories	13,136	1,413,171
ABIOMED, Inc.†	354	133,738
Align Technology, Inc.†	1,028	202,166
Bio-Techne Corp.	2,220	188,678
Danaher Corp.	79,283	21,676,765
Edwards Lifesciences Corp.†	5,527	426,961
Hologic, Inc.†	2,615	199,158
IDEXX Laboratories, Inc.†	813	346,232
Intuitive Surgical, Inc.†	74,236	20,072,672
PerkinElmer, Inc.	1,786	249,558
ResMed, Inc.	1,202	276,700
STERIS PLC	594	110,330
Stryker Corp.	1,954	457,021
Thermo Fisher Scientific, Inc.	27,803	15,575,797
Waters Corp.†	627	217,318
West Pharmaceutical Services, Inc.	1,048	245,924
		61,792,189
Healthcare-Services — 5.4%
Catalent, Inc.†	1,522	76,298
Charles River Laboratories International, Inc.†	720	164,570
HCA Healthcare, Inc.	1,767	424,469
IQVIA Holdings, Inc.†	1,927	420,125
Laboratory Corp. of America Holdings	678	163,195
Lonza Group AG	36,778	19,438,434
Molina Healthcare, Inc.†	403	135,718
Quest Diagnostics, Inc.	759	115,239
UnitedHealth Group, Inc.	48,112	26,353,829
		47,291,877
Home Builders — 0.0%
D.R. Horton, Inc.	2,372	203,992
NVR, Inc.†	22	102,058
		306,050
Household Products/Wares — 0.0%
Avery Dennison Corp.	587	113,485
Housewares — 0.0%
Newell Brands, Inc.	2,823	36,614
Security Description	Shares or Principal Amount	Value

Insurance — 0.2%
Aon PLC, Class A	1,791	$ 552,129
Arch Capital Group, Ltd.†	2,299	137,733
Arthur J. Gallagher & Co.	1,310	260,834
Brown & Brown, Inc.	2,289	136,402
Cincinnati Financial Corp.	1,059	117,507
Marsh & McLennan Cos., Inc.	4,308	746,059
		1,950,664
Internet — 14.2%
Alphabet, Inc., Class A†	403,344	40,733,710
Alphabet, Inc., Class C†	75,885	7,698,533
Amazon.com, Inc.†	589,163	56,877,796
CDW Corp.	1,129	212,975
eBay, Inc.	5,987	272,049
Etsy, Inc.†	1,792	236,705
F5, Inc.†	447	69,111
Match Group, Inc.†	242,484	12,259,991
Meta Platforms, Inc., Class A†	32,278	3,812,032
Netflix, Inc.†	6,294	1,923,006
VeriSign, Inc.†	621	124,082
		124,219,990
Iron/Steel — 0.0%
Nucor Corp.	2,000	299,900
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	1,592	227,051
Machinery-Diversified — 1.4%
Chart Industries, Inc.†	75,226	10,756,566
Deere & Co.	1,811	798,651
Dover Corp.	935	132,723
IDEX Corp.	438	104,020
Nordson Corp.	459	108,549
Otis Worldwide Corp.	2,379	185,776
Rockwell Automation, Inc.	849	224,323
Xylem, Inc.	1,045	117,406
		12,428,014
Media — 0.0%
FactSet Research Systems, Inc.	311	143,461
Mining — 0.0%
Freeport-McMoRan, Inc.	8,905	354,419
Miscellaneous Manufacturing — 0.1%
A.O. Smith Corp.	909	55,213
Illinois Tool Works, Inc.	1,635	371,913
		427,126
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	535	144,600
Oil & Gas — 0.6%
APA Corp.	2,541	119,046
Devon Energy Corp.	9,267	634,975
Diamondback Energy, Inc.	2,516	372,418
EOG Resources, Inc.	3,815	541,463
EQT Corp.	59,973	2,543,455
Hess Corp.	2,800	402,948
Occidental Petroleum Corp.	4,324	300,475
Pioneer Natural Resources Co.	1,892	446,493
		5,361,273
Packaging & Containers — 0.0%
Sealed Air Corp.	1,130	60,150

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 3.4%
AbbVie, Inc.	13,513	$ 2,178,025
AstraZeneca PLC ADR	102,937	6,996,628
DexCom, Inc.†	5,556	646,052
Eli Lilly & Co.	11,162	4,141,995
Pfizer, Inc.	42,892	2,150,176
Zoetis, Inc.	85,909	13,242,013
		29,354,889
Pipelines — 1.1%
Cheniere Energy, Inc.	54,470	9,551,859
ONEOK, Inc.	2,719	181,955
Targa Resources Corp.	3,207	238,569
		9,972,383
Private Equity — 0.4%
Blackstone, Inc.	40,643	3,720,054
Real Estate — 0.0%
CBRE Group, Inc., Class A†	2,273	180,931
REITS — 1.0%
American Tower Corp.	3,360	743,400
AvalonBay Communities, Inc.	831	145,342
Camden Property Trust	1,507	181,337
Crown Castle, Inc.	2,758	390,064
Equinix, Inc.	593	409,555
Essex Property Trust, Inc.	406	89,474
Extra Space Storage, Inc.	1,895	304,508
Federal Realty Investment Trust	433	48,106
Invitation Homes, Inc.	3,775	123,178
Iron Mountain, Inc.	2,510	136,368
Mid-America Apartment Communities, Inc.	1,013	167,023
Prologis, Inc.	38,501	4,535,033
Public Storage	1,320	393,307
SBA Communications Corp.	855	255,902
Simon Property Group, Inc.	2,779	331,924
UDR, Inc.	2,378	98,616
Weyerhaeuser Co.	4,401	143,957
		8,497,094
Retail — 2.7%
Advance Auto Parts, Inc.	412	62,208
AutoZone, Inc.†	276	711,804
Bath & Body Works, Inc.	2,100	89,250
CarMax, Inc.†	1,194	82,816
Chipotle Mexican Grill, Inc.†	6,747	10,977,099
Costco Wholesale Corp.	3,197	1,723,982
Domino's Pizza, Inc.	340	132,168
Home Depot, Inc.	11,054	3,581,386
Lowe's Cos., Inc.	9,045	1,922,515
McDonald's Corp.	4,685	1,278,021
O'Reilly Automotive, Inc.†	903	780,680
Starbucks Corp.	8,282	846,420
Target Corp.	3,610	603,123
Tractor Supply Co.	1,571	355,533
Ulta Beauty, Inc.†	410	190,584
Yum! Brands, Inc.	1,893	243,553
		23,581,142
Semiconductors — 9.3%
Advanced Micro Devices, Inc.†	153,844	11,942,910
Applied Materials, Inc.	12,312	1,349,395
ASML Holding NV	43,294	26,327,947
Broadcom, Inc.	3,257	1,794,705
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
KLA Corp.	2,007	$ 789,052
Lam Research Corp.	1,939	915,945
Marvell Technology, Inc.	376,715	17,524,782
Microchip Technology, Inc.	3,753	297,200
Monolithic Power Systems, Inc.	629	240,253
NVIDIA Corp.	96,671	16,359,633
NXP Semiconductors NV	2,341	411,641
ON Semiconductor Corp.†	4,660	350,432
Qorvo, Inc.†	716	71,063
QUALCOMM, Inc.	15,893	2,010,306
Skyworks Solutions, Inc.	1,067	102,027
Teradyne, Inc.	2,218	207,272
Texas Instruments, Inc.	6,337	1,143,575
		81,838,138
Software — 17.9%
Adobe, Inc.†	6,623	2,284,471
Akamai Technologies, Inc.†	945	89,643
ANSYS, Inc.†	764	194,285
Autodesk, Inc.†	1,968	397,438
Broadridge Financial Solutions, Inc.	730	108,850
Cadence Design Systems, Inc.†	110,278	18,972,227
Ceridian HCM Holding, Inc.†	888	60,775
Intuit, Inc.	75,739	30,870,459
Microsoft Corp.	322,737	82,343,118
MSCI, Inc.	1,140	578,926
Oracle Corp.	21,498	1,784,979
Paychex, Inc.	2,402	297,920
Paycom Software, Inc.†	516	174,976
PTC, Inc.†	748	95,153
Salesforce, Inc.†	8,590	1,376,548
ServiceNow, Inc.†	39,980	16,643,674
Synopsys, Inc.†	1,450	492,333
Take-Two Interactive Software, Inc.†	1,375	145,324
Tyler Technologies, Inc.†	365	125,100
		157,036,199
Telecommunications — 0.3%
Arista Networks, Inc.†	3,489	486,017
Cisco Systems, Inc.	26,372	1,311,216
Motorola Solutions, Inc.	1,394	379,447
		2,176,680
Transportation — 0.3%
Expeditors International of Washington, Inc.	2,316	268,795
JB Hunt Transport Services, Inc.	693	127,436
Old Dominion Freight Line, Inc.	1,297	392,485
Union Pacific Corp.	3,624	787,966
United Parcel Service, Inc., Class B	4,454	845,058
		2,421,740
Total Common Stocks (cost $809,210,309)		862,190,615
CONVERTIBLE PREFERRED STOCKS — 0.9%
Internet — 0.9%
ByteDance, Ltd., Series E-1†(1)(2) (cost $5,246,961)	47,885	7,800,275

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.7%
SPDR Portfolio S&P 500 Growth ETF # (cost $5,477,996)	103,400	$ 5,684,932
Total Long-Term Investment Securities (cost $819,935,266)		875,675,822
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 3.49%(3)	860,705	860,705
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(3)(4)	2,601,500	2,601,500
		3,462,205
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(5)	$ 70,000	67,314
Total Short-Term Investments (cost $3,529,826)		3,529,519
TOTAL INVESTMENTS (cost $823,465,092)(6)	100.3%	879,205,341
Other assets less liabilities	(0.3)	(2,353,581)
NET ASSETS	100.0%	$876,851,760
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Growth Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $14,571,383 representing 1.7% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,961	$7,800,275	$162.90	0.89%
(3)	The rate shown is the 7-day yield as of November 30, 2022.
(4)	At November 30, 2022, the Fund had loaned securities with a total value of $2,710,514. This was secured by collateral of $2,601,500, which was received in cash and subsequently invested in short-term investments currently valued at $2,601,500 as reported in the Portfolio of Investments. Additional collateral of $48,467 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Notes/Bonds	0.25% to 4.38%	09/30/2025 to 08/15/2050	$48,467
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2022	$408,632	$408,125	$(507)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ 7,862,141	$17,718,957	$ —	$ 25,581,098
Entertainment	161,610	14,571,383	—	14,732,993
Healthcare-Services	27,853,443	19,438,434	—	47,291,877
Other Industries	774,584,647	—	—	774,584,647
Convertible Preferred Stocks	—	—	7,800,275	7,800,275
Unaffiliated Investment Companies	5,684,932	—	—	5,684,932
Short-Term Investments:
U.S. Government	—	67,314	—	67,314
Other Short-Term Investments	3,462,205	—	—	3,462,205
Total Investments at Value	$819,608,978	$51,796,088	$7,800,275	$879,205,341
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 507	$ —	$ —	$ 507
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I High Yield Bond Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Retail	9.0%
Software	6.2
Diversified Financial Services	5.5
Pipelines	5.3
Media	4.9
Telecommunications	4.5
Oil & Gas	4.5
Commercial Services	3.9
Home Builders	3.3
Short-Term Investments	3.2
Leisure Time	3.2
Entertainment	3.1
Packaging & Containers	3.0
Healthcare-Products	2.9
Internet	2.9
Healthcare-Services	2.6
Food	2.5
Auto Manufacturers	2.5
Mining	2.4
Banks	2.3
Oil & Gas Services	2.3
Aerospace/Defense	2.1
Lodging	1.8
Computers	1.6
Electronics	1.4
Pharmaceuticals	1.2
Building Materials	1.2
Electric	1.1
Insurance	0.9
Semiconductors	0.9
REITS	0.8
Auto Parts & Equipment	0.8
Metal Fabricate/Hardware	0.8
Agriculture	0.7
Advertising	0.6
Gas	0.6
Repurchase Agreements	0.6
Food Service	0.5
Distribution/Wholesale	0.5
Machinery-Diversified	0.4
Toys/Games/Hobbies	0.4
Transportation	0.4
Environmental Control	0.4
Office/Business Equipment	0.3
Electrical Components & Equipment	0.3
Airlines	0.2
Chemicals	0.2
Biotechnology	0.2
100.9%
Credit Quality†#
Baa	3.3%
Ba	42.4
B	42.9
Caa	8.7
Not Rated@	2.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.0%
Advertising — 0.6%
Lamar Media Corp.
3.75%, 02/15/2028		$ 2,975,000	$ 2,688,656
Aerospace/Defense — 2.1%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*		1,775,000	1,868,187
TransDigm, Inc.
5.50%, 11/15/2027		2,330,000	2,196,025
6.25%, 03/15/2026*		4,210,000	4,189,539
8.00%, 12/15/2025*		845,000	859,788
			9,113,539
Agriculture — 0.7%
Darling Ingredients, Inc.
6.00%, 06/15/2030*		3,070,000	2,993,833
Auto Manufacturers — 2.4%
Ford Motor Co.
3.25%, 02/12/2032		1,065,000	841,696
4.75%, 01/15/2043		625,000	462,524
Ford Motor Credit Co. LLC
4.13%, 08/04/2025		975,000	922,594
4.54%, 08/01/2026		2,665,000	2,508,005
4.95%, 05/28/2027		720,000	681,386
5.13%, 06/16/2025		3,265,000	3,161,538
5.58%, 03/18/2024		1,901,000	1,879,614
			10,457,357
Auto Parts & Equipment — 0.8%
Adient Global Holdings, Ltd.
3.50%, 08/15/2024	EUR	1,085,000	1,095,681
4.88%, 08/15/2026*		2,580,000	2,408,198
			3,503,879
Banks — 2.3%
Barclays PLC
8.00%, 03/15/2029(1)		3,400,000	3,204,500
Credit Suisse Group AG
6.25%, 12/18/2024(1)		3,610,000	2,743,600
Societe Generale SA
4.75%, 05/26/2026*(1)		2,170,000	1,804,073
UBS Group AG
4.88%, 02/12/2027(1)		2,700,000	2,268,633
			10,020,806
Biotechnology — 0.2%
Grifols Escrow Issuer SA
4.75%, 10/15/2028*		935,000	785,755
Building Materials — 1.2%
Builders FirstSource, Inc.
4.25%, 02/01/2032*		1,085,000	879,567
5.00%, 03/01/2030*		3,585,000	3,180,088
Standard Industries, Inc.
4.38%, 07/15/2030*		1,350,000	1,107,000
			5,166,655
Chemicals — 0.2%
Avient Corp.
7.13%, 08/01/2030*		940,000	917,722
Commercial Services — 3.8%
APX Group, Inc.
6.75%, 02/15/2027*		540,000	529,200
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Block, Inc.
2.75%, 06/01/2026	$ 1,300,000	$ 1,161,810
3.50%, 06/01/2031#	1,135,000	921,064
Herc Holdings, Inc.
5.50%, 07/15/2027*	2,755,000	2,604,108
Service Corp. International
3.38%, 08/15/2030	3,150,000	2,622,375
Signal Parent, Inc.
6.13%, 04/01/2029*	1,332,000	579,420
United Rentals North America, Inc.
3.75%, 01/15/2032	305,000	253,426
3.88%, 02/15/2031	1,010,000	868,913
4.88%, 01/15/2028	4,935,000	4,732,961
Williams Scotsman International, Inc.
4.63%, 08/15/2028*	2,559,000	2,326,643
		16,599,920
Computers — 1.3%
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	2,055,000	1,683,685
Presidio Holdings, Inc.
4.88%, 02/01/2027*	3,231,000	3,015,266
8.25%, 02/01/2028*	840,000	751,773
		5,450,724
Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	2,350,000	2,126,774
Diversified Financial Services — 5.5%
Credit Acceptance Corp.
5.13%, 12/31/2024*	1,470,000	1,383,402
6.63%, 03/15/2026#	1,565,000	1,478,925
Enact Holdings, Inc.
6.50%, 08/15/2025*	3,340,000	3,247,248
goeasy, Ltd.
4.38%, 05/01/2026*	540,000	473,990
LD Holdings Group LLC
6.13%, 04/01/2028*	1,390,000	701,950
6.50%, 11/01/2025*	1,400,000	910,000
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*	1,580,000	1,231,775
OneMain Finance Corp.
4.00%, 09/15/2030	1,260,000	946,252
5.38%, 11/15/2029	4,135,000	3,453,552
6.88%, 03/15/2025	980,000	951,869
7.13%, 03/15/2026	475,000	460,178
PennyMac Financial Services, Inc.
4.25%, 02/15/2029*	1,360,000	1,064,798
5.38%, 10/15/2025*	2,825,000	2,581,654
SLM Corp.
3.13%, 11/02/2026	3,011,000	2,589,460
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	2,965,000	2,453,538
		23,928,591
Electric — 1.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 to 01/15/2032*	2,420,000	2,036,901
4.75%, 03/15/2028*	1,865,000	1,722,820
FirstEnergy Corp.
2.25%, 09/01/2030	235,000	186,784
2.65%, 03/01/2030	75,000	62,007

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.40%, 07/15/2027	$ 410,000	$ 386,638
7.38%, 11/15/2031	515,000	579,896
		4,975,046
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027*	1,320,000	1,249,989
Electronics — 1.4%
Coherent Corp.
5.00%, 12/15/2029*	3,142,000	2,772,815
Imola Merger Corp.
4.75%, 05/15/2029*	3,785,000	3,378,113
		6,150,928
Entertainment — 2.9%
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	1,940,000	1,917,307
8.13%, 07/01/2027*#	2,615,000	2,624,937
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	640,000	632,227
Cinemark USA, Inc.
5.25%, 07/15/2028*#	1,800,000	1,437,750
5.88%, 03/15/2026*#	620,000	542,903
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*	3,058,000	2,688,472
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	2,925,000	2,665,502
		12,509,098
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,650,000	1,552,650
Food — 2.5%
B&G Foods, Inc.
5.25%, 09/15/2027	2,890,000	2,324,716
Performance Food Group, Inc.
4.25%, 08/01/2029*	1,525,000	1,355,222
5.50%, 10/15/2027*	3,715,000	3,584,975
Post Holdings, Inc.
5.63%, 01/15/2028*	2,974,000	2,837,285
5.75%, 03/01/2027*	984,000	959,247
		11,061,445
Food Service — 0.5%
Aramark Services, Inc.
5.00%, 02/01/2028*	2,275,000	2,127,512
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	751,000	728,470
5.63%, 05/20/2024	5,000	4,931
5.88%, 08/20/2026	1,979,000	1,884,998
		2,618,399
Healthcare-Products — 2.5%
Avantor Funding, Inc.
4.63%, 07/15/2028*	3,380,000	3,109,600
Medline Borrower LP
3.88%, 04/01/2029*	7,305,000	6,280,547
5.25%, 10/01/2029*#	1,789,000	1,458,035
		10,848,182
Security Description		Shares or Principal Amount	Value

Healthcare-Services — 2.6%
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029*		$ 575,000	$ 470,063
3.50%, 04/01/2030*#		615,000	501,225
5.00%, 07/15/2027*		545,000	519,249
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*		3,410,000	2,498,473
HCA, Inc.
7.50%, 11/15/2095		892,000	950,534
IQVIA, Inc.
5.00%, 05/15/2027*		1,550,000	1,480,109
Tenet Healthcare Corp.
6.13%, 06/15/2030*		5,275,000	4,998,484
			11,418,137
Home Builders — 3.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 to 04/01/2030*		2,629,000	2,043,906
6.63%, 01/15/2028*		2,056,000	1,824,061
Century Communities, Inc.
3.88%, 08/15/2029*		2,915,000	2,352,405
KB Home
4.00%, 06/15/2031		1,215,000	969,436
4.80%, 11/15/2029		760,000	657,400
6.88%, 06/15/2027		575,000	573,494
M/I Homes, Inc.
3.95%, 02/15/2030		1,910,000	1,460,718
4.95%, 02/01/2028		720,000	626,381
STL Holding Co. LLC
7.50%, 02/15/2026*		1,840,000	1,583,446
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*		430,000	375,381
5.75%, 01/15/2028*		2,055,000	1,909,281
			14,375,909
Insurance — 0.9%
AssuredPartners, Inc.
5.63%, 01/15/2029*		1,015,000	862,750
MGIC Investment Corp.
5.25%, 08/15/2028		2,310,000	2,101,877
NMI Holdings, Inc.
7.38%, 06/01/2025*		975,000	980,236
			3,944,863
Internet — 2.9%
Endurance International Group Holdings, Inc.
6.00%, 02/15/2029*		3,250,000	2,182,892
Gen Digital, Inc.
6.75%, 09/30/2027*		2,275,000	2,284,806
7.13%, 09/30/2030*		1,600,000	1,612,928
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*		4,845,000	4,094,406
Uber Technologies, Inc.
4.50%, 08/15/2029*		1,250,000	1,088,156
8.00%, 11/01/2026*		1,335,000	1,350,198
			12,613,386
Leisure Time — 3.2%
Carnival Corp.
5.75%, 03/01/2027*		1,454,000	1,081,173
6.00%, 05/01/2029*		2,890,000	2,051,900
7.63%, 03/01/2026*#		480,000	404,400
7.63%, 03/01/2026*	EUR	360,000	308,174
10.50%, 06/01/2030*#		950,000	813,333

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time (continued)
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	$ 2,045,000	$ 1,595,100
NCL Corp., Ltd.
5.88%, 02/15/2027*	1,865,000	1,660,465
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	840,000	696,025
5.50%, 08/31/2026*	4,325,000	3,751,937
8.25%, 01/15/2029*	625,000	634,438
11.63%, 08/15/2027*	880,000	904,200
		13,901,145
Lodging — 1.8%
Boyd Gaming Corp.
4.75%, 12/01/2027	475,000	441,750
4.75%, 06/15/2031*	3,175,000	2,770,188
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	1,310,000	1,232,261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*#	1,290,000	1,181,769
5.50%, 03/01/2025*	2,110,000	2,025,452
		7,651,420
Machinery-Diversified — 0.2%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*	1,195,000	1,084,486
Media — 4.9%
Belo Corp.
7.25%, 09/15/2027	713,000	690,975
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*	6,670,000	5,317,126
4.50%, 08/15/2030*	1,605,000	1,352,212
4.50%, 05/01/2032	1,240,000	1,023,329
DISH DBS Corp.
5.88%, 11/15/2024	785,000	745,954
Scripps Escrow, Inc.
5.88%, 07/15/2027*	3,385,000	3,012,650
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	3,925,000	3,543,686
4.13%, 07/01/2030*	1,125,000	949,298
UPC Broadband Finco BV
4.88%, 07/15/2031*	2,800,000	2,394,322
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	2,510,000	2,096,178
		21,125,730
Metal Fabricate/Hardware — 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*	2,398,000	2,235,116
6.38%, 06/15/2030*	1,147,000	1,103,815
		3,338,931
Mining — 2.4%
Constellium SE
3.75%, 04/15/2029*#	415,000	341,010
5.63%, 06/15/2028*	250,000	228,613
5.88%, 02/15/2026*	1,899,000	1,821,654
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	75,000	63,187
5.88%, 04/15/2030*	4,160,000	3,896,048
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	1,210,000	1,107,150
Security Description		Shares or Principal Amount	Value

Mining (continued)
Novelis Corp.
3.88%, 08/15/2031*		$ 1,070,000	$ 877,400
4.75%, 01/30/2030*		2,530,000	2,249,419
			10,584,481
Office/Business Equipment — 0.3%
Xerox Holdings Corp.
5.00%, 08/15/2025*		1,490,000	1,385,536
Oil & Gas — 4.1%
Apache Corp.
4.38%, 10/15/2028		2,775,000	2,490,563
5.10%, 09/01/2040		1,777,000	1,461,583
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*#		3,550,000	3,418,046
Occidental Petroleum Corp.
5.55%, 03/15/2026		1,015,000	1,015,000
6.38%, 09/01/2028		288,000	294,048
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028		1,020,000	905,414
Range Resources Corp.
4.75%, 02/15/2030*		895,000	803,236
4.88%, 05/15/2025		2,230,000	2,160,959
SM Energy Co.
6.50%, 07/15/2028#		465,000	454,728
6.75%, 09/15/2026		2,735,000	2,680,300
Southwestern Energy Co.
4.75%, 02/01/2032		2,560,000	2,238,155
			17,922,032
Oil & Gas Services — 2.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*		1,854,000	1,719,585
Enerflex, Ltd.
9.00%, 10/15/2027*		3,955,000	3,907,421
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027		385,000	367,560
Weatherford International, Ltd.
8.63%, 04/30/2030*		4,125,000	3,955,875
			9,950,441
Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*		1,325,000	1,166,000
5.25%, 04/30/2025 to 08/15/2027*		2,765,000	2,320,982
Berry Global, Inc.
5.63%, 07/15/2027*#		1,835,000	1,798,300
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		385,000	370,932
Graphic Packaging International LLC
3.75%, 02/01/2030*		1,190,000	1,010,215
Mauser Packaging Solutions Holding Co.
7.25%, 04/15/2025*#		1,525,000	1,391,563
Silgan Holdings, Inc.
2.25%, 06/01/2028	EUR	2,300,000	2,046,330
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,445,000	1,357,823
			11,462,145

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 1.1%
Owens & Minor, Inc.
6.63%, 04/01/2030*	$ 2,905,000	$ 2,581,586
Prestige Brands, Inc.
5.13%, 01/15/2028*	2,400,000	2,262,000
		4,843,586
Pipelines — 5.3%
Buckeye Partners LP
3.95%, 12/01/2026	1,926,000	1,699,695
4.13%, 03/01/2025*	945,000	907,417
4.13%, 12/01/2027	765,000	676,294
4.50%, 03/01/2028*	960,000	852,000
Cheniere Energy Partners LP
4.00%, 03/01/2031	790,000	690,263
4.50%, 10/01/2029	1,379,000	1,265,922
DT Midstream, Inc.
4.13%, 06/15/2029*	3,313,000	2,919,084
EnLink Midstream LLC
5.38%, 06/01/2029	775,000	738,188
5.63%, 01/15/2028*	2,445,000	2,383,875
6.50%, 09/01/2030*	190,000	192,968
EnLink Midstream Partners LP
5.05%, 04/01/2045	852,000	647,137
EQM Midstream Partners LP
4.50%, 01/15/2029*	1,415,000	1,243,643
4.75%, 01/15/2031*	2,535,000	2,134,065
6.00%, 07/01/2025*	1,225,000	1,200,500
6.50%, 07/01/2027*	685,000	664,450
6.50%, 07/15/2048	1,035,000	801,772
7.50%, 06/01/2027 to 06/01/2030*	290,000	292,805
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,700,000	1,468,375
4.13%, 08/15/2031*	1,335,000	1,151,437
Western Midstream Operating LP
4.30%, 02/01/2030	1,380,000	1,229,704
		23,159,594
REITS — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	3,095,000	2,700,388
5.25%, 10/01/2025*	970,000	921,752
		3,622,140
Retail — 9.0%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029*	2,295,000	1,956,815
3.88%, 01/15/2028*	4,015,000	3,583,337
4.00%, 10/15/2030*	1,535,000	1,292,716
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	2,315,000	2,019,838
4.75%, 03/01/2030	355,000	303,496
5.00%, 02/15/2032*	880,000	743,500
FirstCash, Inc.
4.63%, 09/01/2028*	1,960,000	1,724,710
Gap, Inc.
3.63%, 10/01/2029*	1,760,000	1,352,111
3.88%, 10/01/2031*#	1,760,000	1,328,800
LBM Acquisition LLC
6.25%, 01/15/2029*	5,652,000	3,893,176
Michaels Cos., Inc.
5.25%, 05/01/2028*	3,935,000	2,882,132
Security Description		Shares or Principal Amount	Value

Retail (continued)
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*		$ 5,215,000	$ 4,764,580
7.75%, 02/15/2029*		1,400,000	1,295,000
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*		3,650,000	3,015,467
SRS Distribution, Inc.
4.63%, 07/01/2028*		2,150,000	1,921,455
6.00%, 12/01/2029*		1,025,000	839,613
Staples, Inc.
7.50%, 04/15/2026*		3,685,000	3,287,518
Yum! Brands, Inc.
3.63%, 03/15/2031		683,000	569,451
4.63%, 01/31/2032		993,000	878,805
5.38%, 04/01/2032		1,399,000	1,297,670
			38,950,190
Semiconductors — 0.9%
Entegris Escrow Corp.
4.75%, 04/15/2029*		4,220,000	3,819,457
Software — 5.9%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*#		3,805,000	2,849,572
Black Knight InfoServ LLC
3.63%, 09/01/2028*		1,955,000	1,757,056
Dun & Bradstreet Corp.
5.00%, 12/15/2029*		3,370,000	2,899,379
Fair Isaac Corp.
4.00%, 06/15/2028*		2,075,000	1,898,625
MSCI, Inc.
3.63%, 09/01/2030*		1,515,000	1,272,034
3.88%, 02/15/2031*		420,000	364,888
4.00%, 11/15/2029*		1,140,000	1,006,654
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*		2,205,000	1,819,654
6.90%, 12/01/2027*		260,000	260,325
Open Text Holdings, Inc.
4.13%, 02/15/2030 to 12/01/2031*		2,330,000	1,859,691
PTC, Inc.
3.63%, 02/15/2025*		2,905,000	2,769,228
4.00%, 02/15/2028*		1,275,000	1,163,501
ROBLOX Corp.
3.88%, 05/01/2030*		3,205,000	2,622,587
SS&C Technologies, Inc.
5.50%, 09/30/2027*		3,115,000	2,977,213
			25,520,407
Telecommunications — 4.1%
Altice France SA
5.50%, 01/15/2028*		525,000	437,540
8.13%, 02/01/2027*		3,590,000	3,419,475
Embarq Corp.
8.00%, 06/01/2036		3,305,000	1,404,063
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		1,200,000	1,068,000
5.88%, 10/15/2027*		2,025,000	1,926,828
5.88%, 11/01/2029		757,036	604,270
6.75%, 05/01/2029*		1,745,000	1,466,027
Iliad Holding SASU
6.50%, 10/15/2026*		760,000	722,946
7.00%, 10/15/2028*		655,000	618,327
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	1,975,000	1,757,183

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Lorca Telecom Bondco SA
4.00%, 09/18/2027*	EUR	2,460,000	$ 2,316,416
Sprint LLC
7.63%, 02/15/2025		$ 1,000,000	1,035,824
Telecom Italia Capital SA
6.38%, 11/15/2033		1,375,000	1,129,219
			17,906,118
Toys/Games/Hobbies — 0.4%
Mattel, Inc.
3.38%, 04/01/2026*		920,000	844,845
5.88%, 12/15/2027*		1,035,000	1,012,065
			1,856,910
Transportation — 0.4%
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/2029*		1,875,000	1,556,250
Total Corporate Bonds & Notes (cost $451,802,090)			408,840,754
CONVERTIBLE BONDS & NOTES — 1.2%
Airlines — 0.2%
JetBlue Airways Corp.
0.50%, 04/01/2026		1,249,000	936,126
Auto Manufacturers — 0.1%
Ford Motor Co.
Zero Coupon, 03/15/2026		510,000	526,830
Commercial Services — 0.1%
Block, Inc.
0.13%, 03/01/2025		500,000	488,125
Healthcare-Products — 0.4%
Insulet Corp.
0.38%, 09/01/2026		726,000	1,034,913
NuVasive, Inc.
0.38%, 03/15/2025		1,035,000	888,547
			1,923,460
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025		641,000	793,238
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029*		625,000	738,125
Total Convertible Bonds & Notes (cost $5,746,975)			5,405,904
LOANS(2)(3)(4) — 1.5%
Computers — 0.3%
McAfee Corp. FRS
BTL-B 7.63%, (SOFR12+ 3.75%), 03/01/2029		1,342,275	1,271,432
Entertainment — 0.2%
Crown Finance US, Inc. FRS
BTL 13.88%, (SOFR4+ 10.00%), 09/07/2023		60,497	58,228
BTL 14.21%, (SOFR4+ 10.00%), 09/07/2023		719,914	692,918
			751,146
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.2%
Southwestern Energy Co. FRS
BTL 6.20%, (SOFR4+2.50%), 06/22/2027	$ 704,675	$ 694,986
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 8.36%, (SOFR12+4.18%), 04/13/2029	1,945,125	1,870,636
Pharmaceuticals — 0.1%
Owens & Minor, Inc. FRS
BTL-B 7.83%, (SOFR6+ 3.75%), 03/29/2029	170,733	169,880
BTL-B 7.94%, (SOFR12+ 3.75%), 03/29/2029	346,667	344,933
		514,813
Software — 0.3%
Ascend Learning LLC FRS
BTL 7.57%, (1 ML+3.50%), 12/11/2028	6,094	5,756
Dun & Bradstreet Corp. FRS
BTL 7.29%, (1 ML+3.25%), 02/06/2026	1,393,417	1,372,805
		1,378,561
Total Loans (cost $6,550,442)		6,481,574
COMMON STOCKS — 0.4%
Coal — 0.0%
Foresight Energy LLC†(5)	3,805	43,756
Telecommunications — 0.4%
Frontier Communications Parent, Inc.†	59,553	1,534,681
Total Common Stocks (cost $1,607,521)		1,578,437
Total Long-Term Investment Securities (cost $465,707,028)		422,306,669
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(6)(7) (cost $14,185,025)	14,185,025	14,185,025

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $2,461,749 and collateralized by $2,692,100 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $2,510,908
(cost $2,461,672)	$ 2,461,672	$ 2,461,672
TOTAL INVESTMENTS (cost $482,353,725)(8)	100.9%	438,953,366
Other assets less liabilities	(0.9)	(4,015,411)
NET ASSETS	100.0%	$434,937,955
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $316,996,941 representing 72.9% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Foresight Energy LLC	08/25/2020	3,805	$2,584	$43,756	$11.50	0.01%
(6)	The rate shown is the 7-day yield as of November 30, 2022.
(7)	At November 30, 2022, the Fund had loaned securities with a total value of $14,751,541. This was secured by collateral of $14,185,025, which was received in cash and subsequently invested in short-term investments currently valued at $14,185,025 as reported in the Portfolio of Investments. Additional collateral of $813,151 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	02/23/2023	$ 542
United States Treasury Notes/Bonds	0.13% to 5.00%	04/15/2023 to 08/15/2046	812,609
(8)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
BTL—Bank Term Loan
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
SOFR6—Secured Overnight Financing Rate 6 month
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	CDX North American High Yield Index Series 39	$4,675,000	USD	$4,675,000	5.000%	Quarterly	Dec 2027	$(87,857)	$175,516	$87,659
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	EUR	7,566,000	USD	7,802,498	12/30/2022	$—	$(90,014)
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$408,840,754	$—	$408,840,754
Convertible Bonds & Notes	—	5,405,904	—	5,405,904
Loans	—	6,481,574	—	6,481,574
Common Stocks:
Coal	—	43,756	—	43,756
Other Industries	1,534,681	—	—	1,534,681
Short-Term Investments	14,185,025	—	—	14,185,025
Repurchase Agreements	—	2,461,672	—	2,461,672
Total Investments at Value	$15,719,706	$423,233,660	$—	$438,953,366
Other Financial Instruments:†
Swaps	$ —	$ 175,516	$—	$ 175,516
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 90,014	$—	$ 90,014
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	58.5%
Foreign Government Obligations	32.2
Repurchase Agreements	5.7
Other Asset Backed Securities	3.3
Collateralized Mortgage Obligations	2.0
Municipal Securities	1.0
Banks	0.5
Oil & Gas	0.4
Auto Loan Receivables	0.2
Pipelines	0.2
Food	0.2
Semiconductors	0.2
Trucking & Leasing	0.2
Office/Business Equipment	0.1
Credit Card Receivables	0.1
Energy-Alternate Sources	0.1
104.9%
Credit Quality†#
Aaa	81.6%
Aa	5.6
Baa	1.8
Ba	0.2
B	0.3
Not Rated@	10.5
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 1.9%
Banks — 0.5%
Barclays PLC
5.75%, 08/09/2033	$ 2,210,000	$ 2,116,853
Credit Suisse Group AG
6.44%, 08/11/2028*	2,215,000	2,009,334
		4,126,187
Energy-Alternate Sources — 0.1%
FS Luxembourg SARL
10.00%, 12/15/2025*	400,000	403,492
Food — 0.2%
NBM US Holdings, Inc.
7.00%, 05/14/2026	1,595,000	1,579,804
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	1,386,000	1,175,300
Oil & Gas — 0.4%
Hess Corp.
7.88%, 10/01/2029	1,325,000	1,483,377
Petroleos Mexicanos
5.95%, 01/28/2031	880,000	659,091
6.84%, 01/23/2030	1,500,000	1,230,848
		3,373,316
Pipelines — 0.2%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	580,000	529,088
Energy Transfer LP
5.80%, 06/15/2038	1,159,000	1,074,677
		1,603,765
Semiconductors — 0.2%
Broadcom, Inc.
2.45%, 02/15/2031*	1,800,000	1,420,136
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/2029*	1,398,000	1,179,938
Total Corporate Bonds & Notes (cost $16,526,064)		14,861,938
LOANS(1)(2)(3) — 0.0%
Commercial Services — 0.0%
WW International, Inc. FRS
BTL -B 7.58%, (1 ML+ 3.50%), 04/13/2028 (cost $89,366)	94,500	57,125
ASSET BACKED SECURITIES — 3.6%
Auto Loan Receivables — 0.2%
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A 1.00%, 05/15/2030*	540,000	509,309
Tricolor Auto Securitization Trust
Series 2021-1A, Class B 1.00%, 06/17/2024*	710,000	705,490
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	780,000	728,405
		1,943,204
Security Description	Shares or Principal Amount	Value

Credit Card Receivables — 0.1%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	$ 770,000	$ 730,318
Other Asset Backed Securities — 3.3%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(4)	1,285,918	1,186,385
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 4.98%, (1 ML+1.10%), 05/15/2036*	305,000	296,373
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	665,000	629,626
Bain Capital Credit CLO, Ltd. FRS
Series 2017-2A, Class AR2 5.54%, (3 ML+1.18%), 07/25/2034*	1,940,000	1,881,763
Battery Park CLO II, Ltd. FRS
Series 2022-1A, Class A1 6.39%, (3M TSFR+2.21%), 10/20/2035*	1,695,000	1,683,342
Benefit Street Partners CLO XXVII, Ltd. FRS
Series 2022-27A, Class A1 4.29%, (3M TSFR+1.80%), 07/20/2035*	1,980,000	1,957,943
BlueMountain CLO XXXI, Ltd. FRS
Series 2021-31A, Class A1 5.38%, (3 ML+1.15%), 04/19/2034*	2,370,000	2,295,795
Harriman Park CLO, Ltd. FRS
Series 2020-1A, Class A1R 5.36%, (3 ML+1.12%), 04/20/2034*	2,515,000	2,449,429
Nassau, Ltd. FRS
Series 2021-IA, Class A1 5.33%, (3 ML+1.25%), 08/26/2034*	2,010,000	1,901,808
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	537,925	444,394
OZLM XVIII, Ltd. FRS
Series 2018-18A, Class A 5.10%, (3 ML+1.02%), 04/15/2031*	1,365,000	1,332,529
PRET LLC
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(4)	642,834	573,946
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 1.99%, 06/27/2060*(4)	744,709	685,961
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(4)	1,295,579	1,157,831
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 5.43%, (3 ML+1.07%), 04/25/2034*	1,960,000	1,882,935
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(4)	182,992	165,423
Venture 37 CLO, Ltd. FRS
Series 2019-37A, Class A1R 5.23%, (3 ML+1.15%), 07/15/2032*	2,040,000	1,981,525
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 5.32%, (3 ML+1.24%), 04/15/2034*	760,000	734,983
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.41%, (3 ML+1.17%), 07/20/2032*	1,530,000	1,488,375

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	$ 1,713,313	$ 1,376,525
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	312,638	266,090
		26,372,981
Total Asset Backed Securities (cost $30,629,615)		29,046,503
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Commercial and Residential — 1.9%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(4)	387,796	356,620
BANK VRS
Series 2020-BN29, Class XA 1.45%, 11/15/2053(5)(6)	10,931,645	823,127
Benchmark Mtg. Trust VRS
Series 2020-B22, Class XA 1.63%, 01/15/2054(5)(6)	3,884,621	341,805
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(6)	308,520	256,162
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 6.19%, (1M TSFR+2.39%), 03/15/2035*	1,135,000	1,080,947
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 4.94%, (1 ML+1.07%), 12/15/2037*	750,000	734,004
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(6)	1,032,491	837,898
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(6)	443,147	401,415
Series 2021-RPL2, Class M3 3.51%, 01/25/2060*(6)	376,575	241,598
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(6)	293,267	228,035
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(6)	811,153	651,351
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(4)	446,009	400,711
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(4)	579,937	513,029
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(6)	392,858	339,222
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(6)	313,492	271,389
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(6)	1,304,564	1,040,468
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(4)	819,450	739,826
Series 2021-3, Class A1 1.87%, 04/25/2026*(4)	605,273	535,841
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2020-6, Class A1 2.36%, 11/25/2025*(4)	$ 263,725	$ 241,073
Series 2021-9, Class A1 2.36%, 10/25/2026*(4)	1,537,361	1,369,914
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(6)	1,092,786	888,781
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(6)	247,573	228,091
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(4)	970,000	911,227
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	1,809,080	1,460,179
		14,892,713
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.32%, (1 ML+0.45%), 01/15/2041	167,503	166,699
Series 4001, Class FM 4.37%, (1 ML+0.50%), 02/15/2042	161,965	158,748
Series 3355, Class BF 4.57%, (1 ML+0.70%), 08/15/2037	191,484	190,384
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.42%, (1 ML+0.40%), 09/25/2042	225,919	220,272
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 4.44%, (1 ML+0.55%), 02/16/2040	152,295	151,778
		887,881
Total Collateralized Mortgage Obligations (cost $18,242,013)		15,780,594
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.5%
U.S. Government — 53.3%
United States Treasury Bonds TIPS
0.13%, 02/15/2051(7)	541,476	372,173
0.25%, 02/15/2050(7)	42,556,587	30,363,682
0.63%, 02/15/2043(7)	25,798,237	21,371,891
0.75%, 02/15/2045(7)	32,186,815	26,909,519
0.88%, 02/15/2047(7)	10,542,791	8,976,747
1.00%, 02/15/2046(7)	11,159,809	9,815,836
1.38%, 02/15/2044(7)	12,715,298	12,143,607
2.13%, 02/15/2040(7)	3,295,512	3,575,180
United States Treasury Notes TIPS
0.13%, 10/15/2024 to 01/15/2032(7)	177,854,188	163,397,824
0.25%, 07/15/2029(7)	11,602,600	10,780,447
0.50%, 01/15/2028(7)	22,824,514	21,763,828
0.63%, 01/15/2026 to 07/15/2032(7)	16,923,116	16,051,897
0.75%, 07/15/2028(7)	23,623,153	22,821,873
0.88%, 01/15/2029(7)(8)	71,939,133	69,525,238
1.63%, 10/15/2027(7)	8,410,783	8,503,433
		426,373,175

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 5.2%
Uniform Mtg. Backed Securities
4.50%, December 30 TBA		$ 21,350,000	$ 20,779,555
4.50%, January 30 TBA		21,350,000	20,777,886
			41,557,441
Total U.S. Government & Agency Obligations (cost $542,400,713)			467,930,616
FOREIGN GOVERNMENT OBLIGATIONS — 32.2%
Regional(State/Province) — 4.6%
Province of Ontario, Canada
2.00%, 12/01/2036(7)	CAD	50,574,365	36,556,865
Sovereign — 27.6%
Commonwealth of Australia
1.25%, 08/21/2040(7)	AUD	24,765,000	19,348,778
1.49%, 11/21/2027(7)	AUD	23,826,600	16,237,154
2.00%, 08/21/2035(7)	AUD	18,820,000	17,007,525
5.94%, 09/20/2025(7)	AUD	16,144,172	12,089,308
Federative Republic of Brazil
24.98%, 05/15/2027(7)	BRL	11,416,000	8,769,985
Government of Canada
2.00%, 12/01/2041(7)	CAD	5,581,001	4,689,925
4.00%, 12/01/2031(7)	CAD	28,406,320	26,326,238
4.25%, 12/01/2026(7)	CAD	28,096,261	23,280,326
Government of New Zealand
2.50%, 09/20/2040(7)	NZD	15,000,000	11,450,548
3.48%, 09/20/2025(7)	NZD	49,015,500	31,731,954
Government of Romania
3.38%, 02/08/2038(7)	EUR	2,765,000	2,001,560
4.63%, 04/03/2049(7)	EUR	1,850,000	1,443,736
Republic of Italy
0.55%, 05/21/2026*(7)	EUR	34,827,492	36,031,289
United Mexican States
1.13%, 01/17/2030#(7)	EUR	1,500,000	1,293,986
2.75%, 11/27/2031(7)	MXN	198,355,524	8,981,463
			220,683,775
Total Foreign Government Obligations (cost $273,127,565)			257,240,640
MUNICIPAL SECURITIES — 1.0%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,677,019
Commonwealth of Massachusetts General Obligation Bonds
2.66%, 09/01/2039		2,077,302	1,621,146
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,622,463
7.55%, 04/01/2039		1,275,000	1,638,424
State of Connecticut General Obligation Bonds
5.85%, 03/15/2032		1,630,000	1,745,101
Total Municipal Securities (cost $9,357,374)			8,304,153
Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 11/01/2014†(9) (cost $0)	$ 1,000,000	$ 2,100
Total Long-Term Investment Securities (cost $890,372,710)		793,223,669
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(10)(11) (cost $267,750)	267,750	267,750
REPURCHASE AGREEMENTS — 5.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $45,855,861 and collateralized by $50,146,700 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $46,771,576 (cost $45,854,421)	45,854,421	45,854,421
TOTAL INVESTMENTS (cost $936,494,881)(12)	104.9%	839,345,840
Other assets less liabilities	(4.9)	(39,419,103)
NET ASSETS	100.0%	$799,926,737
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $83,818,473 representing 10.5% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(2)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2022.
(5)	Interest Only
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Securities classified as Level 3 (see Note 2).
(10)	The rate shown is the 7-day yield as of November 30, 2022.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

(11)	At November 30, 2022, the Fund had loaned securities with a total value of $261,386. This was secured by collateral of $267,750, which was received in cash and subsequently invested in short-term investments currently valued at $267,750 as reported in the Portfolio of Investments.
(12)	See Note 5 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
1M TSFR—1 Month Term Secured Overnight Financing Rate
3 ML—3 Month USD LIBOR
3M TSFR—3 Month Term Secured Overnight Financing Rate
BTL—Bank Term Loan
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	75,000,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ —	$ (436,394)	$ (436,394)
Goldman Sachs International	12,000,000	USD	Fixed 3.490	12-Month USA CPI	Maturity	Maturity	Apr 2027	—	(105,375)	(105,375)
								$—	$(541,769)	$(541,769)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
203	Long	Australian 10 Year Bonds	December 2022	$16,474,841	$16,625,224	$150,383
31	Long	U.S. Treasury 10 Year Notes	March 2023	3,491,310	3,518,500	27,190
219	Long	U.S. Treasury 2 Year Notes	March 2023	44,864,659	44,973,704	109,045
73	Long	U.S. Treasury Ultra Bonds	March 2023	9,879,299	9,948,531	69,232
39	Short	Euro-BUND	December 2022	5,892,949	5,717,390	175,559
						$531,409
						Unrealized (Depreciation)
521	Short	Canada 10 Year Bonds	March 2023	$48,596,965	$48,701,290	$(104,325)
48	Short	Euro Buxl 30 Year Bonds	December 2022	7,618,480	7,906,896	(288,416)
180	Short	Euro-BTP	December 2022	21,945,672	22,345,845	(400,173)
181	Short	U.S. Treasury 5 Year Notes	March 2023	19,562,277	19,651,226	(88,949)
						$(881,863)
Net Unrealized Appreciation (Depreciation)						$(350,454)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	45,473,000	USD	8,517,298	12/21/2022	$ —	$ (214,205)
Citibank, N.A.	MXN	171,635,000	USD	8,380,124	12/21/2022	—	(486,639)
Commonwealth Bank of Australia Sydney	AUD	8,214,000	USD	5,419,416	12/21/2022	—	(160,290)
Deutsche Bank AG	EUR	49,108,000	USD	49,437,515	12/21/2022	—	(1,746,174)
	USD	2,880,139	CAD	3,955,000	12/21/2022	60,978	—
						60,978	(1,746,174)
Goldman Sachs International	CAD	3,145,000	USD	2,308,235	12/21/2022	—	(30,530)
	EUR	2,014,000	USD	1,994,944	12/21/2022	—	(104,184)
	USD	2,007,235	AUD	2,990,000	12/21/2022	23,849	—

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,464,273	CAD	1,975,000	12/21/2022	$ 4,426	$ —
	USD	1,502,496	NZD	2,525,000	12/21/2022	88,979	—
						117,254	(134,714)
HSBC Bank PLC	USD	1,420,313	EUR	1,412,000	12/21/2022	51,369	—
Morgan Stanley & Co. International PLC	AUD	2,525,000	USD	1,633,919	12/21/2022	—	(81,294)
Natwest Markets PLC	AUD	25,335,000	USD	16,553,433	12/21/2022	—	(656,438)
State Street Bank & Trust Company	CAD	2,155,000	USD	1,619,808	12/21/2022	17,252	—
	USD	16,235,954	CAD	22,120,000	12/21/2022	213,482	—
						230,734	—
Toronto Dominion Bank	CAD	151,213,000	USD	113,739,737	12/21/2022	1,290,891	—
	NZD	70,628,000	USD	42,049,580	12/21/2022	—	(2,466,336)
						1,290,891	(2,466,336)
UBS AG	AUD	59,063,000	USD	39,476,233	12/21/2022	—	(644,809)
	EUR	84,000	USD	86,626	12/30/2022	—	(999)
	USD	3,847,783	CAD	5,206,000	12/21/2022	23,635	—
	USD	9,260,719	EUR	9,220,000	12/21/2022	348,990	—
						372,625	(645,808)
Unrealized Appreciation (Depreciation)						$ 2,123,851	$ (6,591,898)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 14,861,938	$ —	$ 14,861,938
Loans	—	57,125	—	57,125
Asset Backed Securities	—	29,046,503	—	29,046,503
Collateralized Mortgage Obligations	—	15,780,594	—	15,780,594
U.S. Government & Agency Obligations	—	467,930,616	—	467,930,616
Foreign Government Obligations	—	257,240,640	—	257,240,640
Municipal Securities	—	8,304,153	—	8,304,153
Escrows and Litigation Trusts	—	—	2,100	2,100
Short-Term Investments	267,750	—	—	267,750
Repurchase Agreements	—	45,854,421	—	45,854,421
Total Investments at Value	$267,750	$839,075,990	$2,100	$839,345,840
Other Financial Instruments:†
Futures Contracts	$531,409	$ —	$ —	$ 531,409
Forward Foreign Currency Contracts	—	2,123,851	—	2,123,851
Total Other Financial Instruments	$531,409	$ 2,123,851	$ —	$ 2,655,260
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 541,769	$ —	$ 541,769
Futures Contracts	881,863	—	—	881,863
Forward Foreign Currency Contracts	—	6,591,898	—	6,591,898
Total Other Financial Instruments	$881,863	$ 7,133,667	$ —	$ 8,015,530
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Equities Index Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Banks	9.7%
Pharmaceuticals	8.7
Insurance	4.9
Oil & Gas	4.7
Short-Term Investments	4.7
Food	4.1
Unaffiliated Investment Companies	4.1
Auto Manufacturers	3.3
Telecommunications	3.0
Mining	3.0
Semiconductors	3.0
Chemicals	2.8
Commercial Services	2.5
Electric	2.4
Apparel	2.2
Beverages	2.0
Cosmetics/Personal Care	2.0
Machinery-Diversified	2.0
Healthcare-Products	1.9
Repurchase Agreements	1.7
Retail	1.6
Transportation	1.6
Building Materials	1.5
Distribution/Wholesale	1.5
Diversified Financial Services	1.4
Electronics	1.3
Aerospace/Defense	1.3
Computers	1.3
Software	1.2
Miscellaneous Manufacturing	1.1
Agriculture	1.1
Electrical Components & Equipment	1.0
Machinery-Construction & Mining	1.0
Real Estate	0.9
Engineering & Construction	0.9
Biotechnology	0.9
Entertainment	0.9
REITS	0.8
Internet	0.8
Home Furnishings	0.8
Healthcare-Services	0.7
Auto Parts & Equipment	0.6
Investment Companies	0.5
Forest Products & Paper	0.5
Iron/Steel	0.4
Household Products/Wares	0.4
Toys/Games/Hobbies	0.4
Media	0.4
Private Equity	0.4
Food Service	0.4
Office/Business Equipment	0.3
Hand/Machine Tools	0.3
Lodging	0.3
Gas	0.3
Advertising	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Energy-Alternate Sources	0.2
Leisure Time	0.2
Home Builders	0.1
Holding Companies-Diversified	0.1
Pipelines	0.1
103.1%

Country Allocation*
Japan	20.2%
United Kingdom	13.4
United States	10.5
France	10.2
Switzerland	9.4
Germany	7.6
Australia	7.3
Netherlands	5.1
Sweden	3.0
Denmark	2.6
Spain	2.3
Hong Kong	2.0
Italy	1.7
Singapore	1.2
Finland	1.2
Jersey	0.9
Belgium	0.8
Norway	0.7
Israel	0.7
Ireland	0.6
Cayman Islands	0.6
Luxembourg	0.2
New Zealand	0.2
Austria	0.2
Portugal	0.2
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1
103.1%
*	Calculated as a percentage of net assets

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.6%
Australia — 7.3%
Ampol, Ltd.	26,244	$ 510,821
APA Group	129,781	994,003
Aristocrat Leisure, Ltd.	66,290	1,603,262
ASX, Ltd.#	21,295	1,028,932
Aurizon Holdings, Ltd.	202,719	526,368
Australia & New Zealand Banking Group, Ltd.	328,260	5,573,940
BHP Group, Ltd.	557,567	17,388,563
BlueScope Steel, Ltd.	52,828	636,643
Brambles, Ltd.	158,124	1,293,965
Cochlear, Ltd.	7,235	1,067,154
Coles Group, Ltd.	147,167	1,701,199
Commonwealth Bank of Australia	187,942	13,939,718
Computershare, Ltd.	59,765	1,131,107
CSL, Ltd.	53,055	10,899,382
Dexus	118,305	654,237
Domino's Pizza Enterprises, Ltd.#	6,671	307,137
Endeavour Group, Ltd.	147,748	704,426
Evolution Mining, Ltd.	201,435	371,842
Fortescue Metals Group, Ltd.	186,515	2,482,452
Goodman Group	185,190	2,447,167
GPT Group	210,540	651,738
IDP Education, Ltd.#	22,945	473,300
Insurance Australia Group, Ltd.#†	271,147	888,525
Lendlease Corp., Ltd.#	75,834	398,787
Lottery Corp., Ltd.†	244,669	774,689
Macquarie Group, Ltd.	40,143	4,966,128
Medibank Private, Ltd.	302,925	606,343
Mineral Resources, Ltd.	18,755	1,135,043
Mirvac Group	433,648	667,851
National Australia Bank, Ltd.	353,537	7,648,194
Newcrest Mining, Ltd.	98,368	1,342,059
Northern Star Resources, Ltd.	128,158	930,193
Orica, Ltd.	49,504	502,675
Origin Energy, Ltd.	193,723	1,050,870
Qantas Airways, Ltd.†	101,779	439,050
QBE Insurance Group, Ltd.	163,366	1,447,746
Ramsay Health Care, Ltd.#	20,141	899,875
REA Group, Ltd.#	5,820	498,984
Reece, Ltd.#	24,869	265,827
Rio Tinto, Ltd.	40,886	3,073,353
Santos, Ltd.	354,385	1,784,209
Scentre Group	570,911	1,167,695
SEEK, Ltd.#	36,993	569,647
Sonic Healthcare, Ltd.	50,233	1,114,365
South32, Ltd.	511,698	1,414,647
Stockland †	262,575	686,119
Suncorp Group, Ltd.	138,880	1,136,688
Telstra Group, Ltd.†	447,284	1,208,304
Transurban Group	338,210	3,320,311
Treasury Wine Estates, Ltd.	79,498	746,798
Vicinity, Ltd.	426,146	594,349
Washington H. Soul Pattinson & Co., Ltd.#†	23,845	464,265
Wesfarmers, Ltd.	124,915	4,171,736
Westpac Banking Corp.	385,615	6,288,858
WiseTech Global, Ltd.	16,153	642,342
Woodside Energy Group, Ltd.	209,129	5,276,852
Woolworths Group, Ltd.	133,700	3,154,448
		127,665,181
Austria — 0.2%
Erste Group Bank AG	37,821	1,190,668
OMV AG	16,199	859,301
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	7,490	$ 679,883
voestalpine AG	12,782	348,035
		3,077,887
Belgium — 0.8%
Ageas SA/NV#	17,762	716,624
Anheuser-Busch InBev SA NV	95,667	5,622,167
D'ieteren Group	2,736	521,937
Elia Group SA	3,633	517,655
Groupe Bruxelles Lambert NV	10,954	888,307
KBC Group NV	27,512	1,539,724
Proximus SADP#	16,753	174,430
Sofina SA	1,697	371,497
Solvay SA, Class A	8,151	799,807
UCB SA	13,906	1,114,762
Umicore SA	23,037	836,538
Warehouses De Pauw CVA	16,361	438,736
		13,542,184
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	69,500	352,716
Hongkong Land Holdings, Ltd.	124,400	500,287
Jardine Matheson Holdings, Ltd.	17,486	846,183
		1,699,186
Cayman Islands — 0.6%
Budweiser Brewing Co. APAC, Ltd.*	189,500	550,010
Chow Tai Fook Jewellery Group, Ltd.	219,800	388,217
CK Asset Holdings, Ltd.	220,808	1,326,306
CK Hutchison Holdings, Ltd.	295,808	1,733,917
ESR Group, Ltd.*	221,400	505,517
Futu Holdings, Ltd. ADR†	6,533	401,714
Grab Holdings, Ltd., Class A†	142,995	431,845
Sands China, Ltd.†	267,200	729,492
Sea, Ltd. ADR†	39,799	2,323,067
SITC International Holdings Co., Ltd.	147,000	321,762
WH Group, Ltd.*	917,000	543,232
Wharf Real Estate Investment Co., Ltd.	184,000	855,535
Xinyi Glass Holdings, Ltd.	199,000	386,988
		10,497,602
Denmark — 2.6%
AP Moller - Maersk A/S, Series A	341	728,426
AP Moller - Maersk A/S, Series B	553	1,206,580
Carlsberg A/S, Class B	10,721	1,347,083
Chr. Hansen Holding A/S	11,602	722,276
Coloplast A/S, Class B	13,066	1,548,189
Danske Bank A/S	75,868	1,374,687
Demant A/S†	10,149	290,437
DSV A/S	20,618	3,265,725
Genmab A/S†	7,242	3,340,598
GN Store Nord A/S	14,355	346,982
Novo Nordisk A/S, Class B	182,331	22,825,960
Novozymes A/S, Class B	22,527	1,315,559
Orsted A/S*	20,835	1,829,865
Pandora A/S	9,992	760,296
ROCKWOOL A/S, Class B	979	216,949
Tryg A/S	39,604	921,478
Vestas Wind Systems A/S	111,228	2,880,671
		44,921,761
Finland — 1.2%
Elisa Oyj	15,645	814,247
Fortum Oyj	48,817	772,540

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kesko Oyj, Class B	30,042	$ 648,803
Kone Oyj, Class B	37,386	1,879,408
Neste Oyj	46,596	2,397,601
Nokia Oyj	596,019	2,919,570
Nordea Bank Abp	375,641	3,966,545
Orion Oyj, Class B	11,747	622,130
Sampo Oyj, Class A	52,741	2,682,738
Stora Enso Oyj, Class R	60,622	898,209
UPM-Kymmene Oyj	58,786	2,168,754
Wartsila Oyj Abp	52,133	454,868
		20,225,413
France — 10.2%
Accor SA†	18,711	502,930
Aeroports de Paris†	3,270	502,265
Air Liquide SA	57,596	8,432,634
Alstom SA	34,903	924,455
Amundi SA*	6,694	379,555
Arkema SA	6,536	585,324
AXA SA	205,855	5,888,855
BioMerieux	4,613	468,400
BNP Paribas SA	122,355	6,927,129
Bollore SE	97,341	551,222
Bouygues SA	25,244	778,676
Bureau Veritas SA	32,343	853,966
Capgemini SE	18,038	3,284,185
Carrefour SA	66,495	1,139,035
Cie de Saint-Gobain	54,830	2,555,834
Cie Generale des Etablissements Michelin SCA	74,721	2,112,033
Covivio	5,201	301,040
Credit Agricole SA	133,310	1,362,883
Danone SA	70,710	3,695,036
Dassault Aviation SA	2,758	438,394
Dassault Systemes SE	73,362	2,752,430
Edenred	27,490	1,518,820
Eiffage SA	9,156	908,945
Electricite de France SA	61,657	769,917
Engie SA	201,168	3,078,985
EssilorLuxottica SA	31,684	5,945,783
Eurazeo SE	4,793	304,334
Gecina SA	5,056	496,358
Getlink SE	48,397	802,166
Hermes International	3,489	5,734,841
Ipsen SA	4,153	464,618
Kering SA	8,240	4,997,506
Klepierre SA	23,665	551,406
La Francaise des Jeux SAEM*	11,555	466,621
Legrand SA	29,457	2,435,898
L'Oreal SA	26,579	10,052,330
LVMH Moet Hennessy Louis Vuitton SE	30,577	23,674,571
Orange SA	219,735	2,237,387
Pernod Ricard SA	23,075	4,615,407
Publicis Groupe SA	25,092	1,659,569
Remy Cointreau SA	2,530	436,569
Renault SA†	21,169	773,418
Safran SA	37,646	4,632,061
Sanofi	125,418	11,331,085
Sartorius Stedim Biotech	3,046	1,044,635
Schneider Electric SE	59,756	8,861,724
SEB SA	2,740	217,899
Societe Generale SA	87,591	2,225,333
Sodexo SA	9,732	934,792
Security Description	Shares or Principal Amount	Value

France (continued)
Teleperformance	6,470	$ 1,465,631
Thales SA	11,737	1,493,072
TotalEnergies SE	273,069	17,057,685
Ubisoft Entertainment SA†	10,327	291,136
Valeo	22,681	432,438
Veolia Environnement SA	73,303	1,891,580
Vinci SA	58,771	5,983,742
Vivendi SE	79,258	717,377
Wendel SE	2,955	276,772
Worldline SA*†	26,295	1,258,741
		176,477,433
Germany — 7.6%
adidas AG	19,042	2,428,181
Allianz SE	44,987	9,595,874
BASF SE	101,161	5,110,541
Bayer AG	108,205	6,255,171
Bayerische Motoren Werke AG	36,467	3,275,346
Bayerische Motoren Werke AG (Preference Shares)	6,542	563,261
Bechtle AG	9,019	322,477
Beiersdorf AG	11,088	1,201,440
BNP Paribas Emissions- und Handelsgesellschaft mbH†	430,310	5,232,053
Brenntag SE	16,994	1,062,134
Carl Zeiss Meditec AG	4,433	596,552
Commerzbank AG†	117,089	978,988
Continental AG	12,099	721,602
Covestro AG*	21,251	848,132
Daimler Truck Holding AG†	49,786	1,624,568
Delivery Hero SE*†	17,944	773,532
Deutsche Bank AG	227,635	2,403,541
Deutsche Boerse AG	20,926	3,838,658
Deutsche Lufthansa AG†	65,830	524,793
Deutsche Post AG	109,176	4,306,321
Deutsche Telekom AG	356,987	7,242,620
E.ON SE	247,278	2,353,409
Evonik Industries AG	23,095	450,461
Fresenius Medical Care AG & Co. KGaA	22,561	702,654
Fresenius SE & Co. KGaA	46,074	1,271,864
GEA Group AG	16,601	670,169
Hannover Rueck SE	6,633	1,255,307
HeidelbergCement AG	15,929	863,205
HelloFresh SE†	18,155	443,707
Henkel AG & Co. KGaA	11,431	758,194
Henkel AG & Co. KGaA (Preference Shares)	19,597	1,395,590
Infineon Technologies AG	143,834	4,728,041
KION Group AG	7,947	222,864
Knorr-Bremse AG	7,989	452,182
LEG Immobilien SE	8,006	503,650
Mercedes-Benz Group AG	88,374	5,936,228
Merck KGaA	14,234	2,578,999
MTU Aero Engines AG	5,878	1,225,753
Muenchener Rueckversicherungs-Gesellschaft AG	15,431	4,861,959
Nemetschek SE	6,361	309,539
Porsche Automobil Holding SE (Preference Shares)	16,842	1,022,547
Puma SE	11,612	588,815
Rational AG	563	348,312
Rheinmetall AG	4,791	970,399
RWE AG	70,755	3,102,235
SAP SE	115,012	12,447,795
Sartorius AG	2,677	995,427
Scout24 SE*	8,821	475,711
Siemens AG	84,257	11,530,029

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens Energy AG	47,955	$ 788,688
Siemens Healthineers AG*	31,018	1,637,613
Symrise AG	14,605	1,656,264
Telefonica Deutschland Holding AG	114,657	273,365
Uniper SE	10,076	46,227
United Internet AG	10,683	224,680
Volkswagen AG	3,246	619,628
Volkswagen AG (Preference Shares)	20,440	2,977,371
Vonovia SE	78,890	1,935,722
Zalando SE*†	24,499	758,552
		132,288,940
Hong Kong — 2.0%
AIA Group, Ltd.	1,326,600	13,529,974
BOC Hong Kong Holdings, Ltd.	407,000	1,301,272
CLP Holdings, Ltd.	181,000	1,317,587
Galaxy Entertainment Group, Ltd.	240,000	1,454,099
Hang Lung Properties, Ltd.	223,000	411,891
Hang Seng Bank, Ltd.	84,100	1,302,351
Henderson Land Development Co., Ltd.	159,231	527,937
Hong Kong & China Gas Co., Ltd.	1,231,523	1,054,023
Hong Kong Exchanges & Clearing, Ltd.	132,700	5,295,917
Link REIT	232,400	1,581,182
MTR Corp., Ltd.	170,500	825,714
New World Development Co., Ltd.	166,750	399,091
Power Assets Holdings, Ltd.	153,000	790,757
Sino Land Co., Ltd.	382,000	475,796
Sun Hung Kai Properties, Ltd.	159,500	1,928,769
Swire Pacific, Ltd., Class A	55,000	431,227
Swire Properties, Ltd.	128,800	288,902
Techtronic Industries Co., Ltd.	151,500	1,824,372
		34,740,861
Ireland — 0.6%
CRH PLC	84,054	3,364,823
DCC PLC	10,848	581,320
Flutter Entertainment PLC#†	18,393	2,770,819
James Hardie Industries PLC	48,986	971,562
Kerry Group PLC, Class A	17,538	1,656,838
Kingspan Group PLC	17,006	953,489
Smurfit Kappa Group PLC	27,227	992,393
		11,291,244
Isle of Man — 0.1%
Entain PLC	64,796	1,113,567
Israel — 0.7%
Azrieli Group, Ltd.	4,674	334,162
Bank Hapoalim BM	139,878	1,364,849
Bank Leumi Le-Israel BM	170,036	1,564,188
Bezeq The Israeli Telecommunication Corp., Ltd.	228,449	423,094
Check Point Software Technologies, Ltd.†	11,288	1,499,385
CyberArk Software, Ltd.†	4,484	668,430
Elbit Systems, Ltd.	2,920	512,402
ICL Group, Ltd.	77,869	652,504
Israel Discount Bank, Ltd., Class A	136,064	816,360
Mizrahi Tefahot Bank, Ltd.†	16,927	630,488
NICE, Ltd.†	6,991	1,356,802
Teva Pharmaceutical Industries, Ltd. ADR†	122,295	1,072,527
Tower Semiconductor, Ltd.†	11,998	533,400
Wix.com, Ltd.†	6,306	570,630
ZIM Integrated Shipping Services, Ltd.#	9,225	193,910
		12,193,131
Security Description	Shares or Principal Amount	Value

Italy — 1.7%
Amplifon SpA	13,713	$ 390,284
Assicurazioni Generali SpA	122,324	2,187,436
Atlantia SpA	54,499	1,300,933
DiaSorin SpA	2,773	371,202
Enel SpA	895,810	4,880,838
Eni SpA	277,985	4,126,507
FinecoBank Banca Fineco SpA	67,086	1,101,451
Infrastrutture Wireless Italiane SpA*	37,012	371,366
Intesa Sanpaolo SpA#	1,819,068	4,098,750
Mediobanca Banca di Credito Finanziario SpA#	66,578	647,106
Moncler SpA	22,561	1,185,282
Nexi SpA*†	57,646	508,830
Poste Italiane SpA*	57,538	570,211
Prysmian SpA	28,019	986,432
Recordati Industria Chimica e Farmaceutica SpA	11,516	493,818
Snam SpA	221,805	1,137,847
Telecom Italia SpA#†	1,097,366	240,513
Terna - Rete Elettrica Nazionale SpA#	154,762	1,193,254
UniCredit SpA	228,562	3,148,943
		28,941,003
Japan — 20.2%
Advantest Corp.	20,800	1,430,141
Aeon Co., Ltd.	71,900	1,484,670
AGC, Inc.	21,300	719,787
Aisin Corp.	16,200	446,923
Ajinomoto Co., Inc.	50,200	1,578,980
ANA Holdings, Inc.#†	17,600	378,215
Asahi Group Holdings, Ltd.	50,200	1,614,363
Asahi Intecc Co., Ltd.#	23,900	425,598
Asahi Kasei Corp.	137,900	1,027,790
Astellas Pharma, Inc.	202,200	3,145,945
Azbil Corp.	12,600	387,164
Bandai Namco Holdings, Inc.	22,000	1,460,126
Bridgestone Corp.	62,900	2,388,672
Brother Industries, Ltd.	26,000	422,086
Canon, Inc.#	110,200	2,565,093
Capcom Co., Ltd.	19,300	587,697
Central Japan Railway Co.	15,900	1,920,603
Chiba Bank, Ltd.†	58,300	354,523
Chubu Electric Power Co., Inc.	70,800	663,000
Chugai Pharmaceutical Co., Ltd.	73,900	1,964,362
Concordia Financial Group, Ltd.	119,700	414,152
CyberAgent, Inc.#	47,296	429,759
Dai Nippon Printing Co., Ltd.	24,500	509,648
Daifuku Co., Ltd.	11,091	576,874
Dai-ichi Life Holdings, Inc.	107,900	2,006,150
Daiichi Sankyo Co., Ltd.	193,000	6,392,209
Daikin Industries, Ltd.	27,500	4,550,994
Daito Trust Construction Co., Ltd.	6,800	758,495
Daiwa House Industry Co., Ltd.	66,000	1,527,843
Daiwa House REIT Investment Corp.	243	542,663
Daiwa Securities Group, Inc.	146,900	653,221
Denso Corp.	47,800	2,649,193
Dentsu Group, Inc.#	23,800	770,866
Disco Corp.	3,200	961,693
East Japan Railway Co.	33,300	1,895,261
Eisai Co., Ltd.	27,800	1,906,963
ENEOS Holdings, Inc.	337,500	1,142,504
FANUC Corp.	21,200	3,175,439
Fast Retailing Co., Ltd.#	6,400	3,803,087
Fuji Electric Co., Ltd.	14,000	578,539
FUJIFILM Holdings Corp.	39,600	2,142,270

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitsu, Ltd.	21,700	$ 2,946,580
GLP J-REIT	469	525,966
GMO Payment Gateway, Inc.	4,600	414,407
Hakuhodo DY Holdings, Inc.	25,800	253,178
Hamamatsu Photonics KK	15,500	817,359
Hankyu Hanshin Holdings, Inc.†	25,200	787,792
Hikari Tsushin, Inc.	2,200	308,661
Hirose Electric Co., Ltd.	3,235	437,189
Hitachi Construction Machinery Co., Ltd.	11,900	281,463
Hitachi, Ltd.	106,600	5,728,765
Honda Motor Co., Ltd.	179,600	4,387,588
Hoshizaki Corp.#	12,000	406,525
Hoya Corp.	40,300	4,172,096
Hulic Co., Ltd.#	42,300	356,187
Ibiden Co., Ltd.	12,400	508,697
Idemitsu Kosan Co., Ltd.	22,976	539,760
Iida Group Holdings Co., Ltd.	16,200	260,174
Inpex Corp.	114,400	1,269,242
Isuzu Motors, Ltd.	64,100	841,690
Ito En, Ltd.	5,943	229,935
ITOCHU Corp.#	130,900	4,124,101
Itochu Techno-Solutions Corp.	10,600	262,589
Japan Airlines Co., Ltd.†	15,800	312,976
Japan Exchange Group, Inc.	55,200	801,293
Japan Metropolitan Fund Investment Corp.	768	617,670
Japan Post Bank Co., Ltd.#	45,400	347,029
Japan Post Holdings Co., Ltd.	261,900	2,048,115
Japan Post Insurance Co., Ltd.	21,900	363,805
Japan Real Estate Investment Corp.	137	607,721
Japan Tobacco, Inc.	132,100	2,703,355
JFE Holdings, Inc.	54,100	604,085
JSR Corp.	19,900	422,689
Kajima Corp.	46,500	526,808
Kakaku.com, Inc.	14,700	263,419
Kansai Electric Power Co., Inc.	77,500	660,596
Kao Corp.	52,400	2,091,134
KDDI Corp.	177,700	5,318,436
Keio Corp.#	11,300	423,033
Keisei Electric Railway Co., Ltd.#	14,200	404,983
Keyence Corp.	21,500	9,143,098
Kikkoman Corp.	16,000	908,379
Kintetsu Group Holdings Co., Ltd.#	18,900	674,513
Kirin Holdings Co., Ltd.	90,500	1,428,153
Kobayashi Pharmaceutical Co., Ltd.	5,901	366,237
Kobe Bussan Co., Ltd.#	16,640	437,134
Koei Tecmo Holdings Co., Ltd.	12,860	224,190
Koito Manufacturing Co., Ltd.	23,100	368,610
Komatsu, Ltd.	101,700	2,368,386
Konami Group Corp.	10,300	487,480
Kose Corp.	3,679	391,904
Kubota Corp.	112,300	1,669,001
Kurita Water Industries, Ltd.	11,500	513,805
Kyocera Corp.	35,400	1,814,836
Kyowa Kirin Co., Ltd.	29,700	690,919
Lasertec Corp.†	8,225	1,554,761
LIXIL Corp.	32,700	508,595
M3, Inc.†	48,600	1,522,123
Makita Corp.#	24,700	568,981
Marubeni Corp.	170,200	1,930,672
Mazda Motor Corp.	62,500	501,403
McDonald's Holdings Co. Japan, Ltd.#	9,500	351,568
MEIJI Holdings Co., Ltd.	12,300	590,238
Security Description	Shares or Principal Amount	Value

Japan (continued)
Minebea Mitsumi, Inc.	40,000	$ 665,416
MISUMI Group, Inc.	31,300	776,686
Mitsubishi Chemical Group Corp.	140,800	752,479
Mitsubishi Corp.	139,100	4,689,289
Mitsubishi Electric Corp.	212,800	2,149,157
Mitsubishi Estate Co., Ltd.	130,200	1,849,422
Mitsubishi HC Capital, Inc.	72,800	347,156
Mitsubishi Heavy Industries, Ltd.	35,300	1,407,996
Mitsubishi UFJ Financial Group, Inc.	1,316,600	7,214,738
Mitsui & Co., Ltd.	153,800	4,486,579
Mitsui Chemicals, Inc.	20,300	462,011
Mitsui Fudosan Co., Ltd.	99,800	2,029,160
Mitsui OSK Lines, Ltd.#	37,800	932,839
Mizuho Financial Group, Inc.	265,620	3,312,480
MonotaRO Co., Ltd.	27,600	476,557
MS&AD Insurance Group Holdings, Inc.	49,000	1,465,968
Murata Manufacturing Co., Ltd.	63,300	3,482,218
NEC Corp.	27,000	959,215
Nexon Co., Ltd.	54,600	1,160,799
NGK Insulators, Ltd.	26,200	346,968
Nidec Corp.	49,300	3,118,115
Nihon M&A Center Holdings, Inc.	33,348	454,964
Nintendo Co., Ltd.	121,800	5,241,750
Nippon Building Fund, Inc.#	169	789,823
Nippon Express Holdings, Inc.	8,400	496,743
Nippon Paint Holdings Co., Ltd.	91,200	752,963
Nippon Prologis REIT, Inc.	235	579,322
Nippon Sanso Holdings Corp.	19,100	319,542
Nippon Shinyaku Co., Ltd.	5,400	320,291
Nippon Steel Corp.	89,000	1,425,048
Nippon Telegraph & Telephone Corp.	131,600	3,646,633
Nippon Yusen KK#	53,500	1,188,425
Nissan Chemical Corp.	14,100	702,246
Nissan Motor Co., Ltd.	255,300	920,923
Nisshin Seifun Group, Inc.	21,700	255,066
Nissin Foods Holdings Co., Ltd.	6,800	518,134
Nitori Holdings Co., Ltd.#	8,900	1,020,649
Nitto Denko Corp.	15,700	994,303
Nomura Holdings, Inc.	320,100	1,160,738
Nomura Real Estate Holdings, Inc.	13,000	315,868
Nomura Real Estate Master Fund, Inc.	467	585,267
Nomura Research Institute, Ltd.	37,000	821,153
NTT Data Corp.	69,600	1,076,059
Obayashi Corp.	71,500	534,668
OBIC Co., Ltd.	7,700	1,226,367
Odakyu Electric Railway Co., Ltd.#	32,399	425,872
Oji Holdings Corp.	89,400	344,671
Olympus Corp.	135,900	2,808,102
Omron Corp.	20,400	1,064,423
Ono Pharmaceutical Co., Ltd.	39,900	1,024,480
Open House Group Co., Ltd.	9,100	386,540
Oracle Corp. Japan	4,300	254,859
Oriental Land Co., Ltd.	22,000	3,177,802
ORIX Corp.	131,600	2,124,192
Osaka Gas Co., Ltd.	41,200	637,079
Otsuka Corp.	12,500	419,742
Otsuka Holdings Co., Ltd.	43,100	1,478,235
Pan Pacific International Holdings Corp.	41,800	729,949
Panasonic Holdings Corp.	243,230	2,271,259
Persol Holdings Co., Ltd.	19,574	455,398
Rakuten Group, Inc.#	95,700	461,501
Recruit Holdings Co., Ltd.	158,783	5,068,098
Renesas Electronics Corp.†	128,300	1,270,662

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Resona Holdings, Inc.	237,700	$ 1,146,541
Ricoh Co., Ltd.	63,000	501,853
Rohm Co., Ltd.	9,600	769,754
SBI Holdings, Inc.	27,000	517,527
SCSK Corp.	17,142	277,050
Secom Co., Ltd.	23,100	1,432,158
Seiko Epson Corp.	30,800	486,673
Sekisui Chemical Co., Ltd.	40,800	576,640
Sekisui House, Ltd.	67,700	1,268,908
Seven & i Holdings Co., Ltd.	83,000	3,386,667
SG Holdings Co., Ltd.	31,656	493,359
Sharp Corp.#	26,900	192,335
Shimadzu Corp.	26,100	804,791
Shimano, Inc.#	8,000	1,378,269
Shimizu Corp.	60,800	327,968
Shin-Etsu Chemical Co., Ltd.	41,400	5,363,166
Shionogi & Co., Ltd.	29,200	1,484,382
Shiseido Co., Ltd.	44,000	1,880,697
Shizuoka Financial Group, Inc.	49,200	358,071
SMC Corp.	6,300	2,881,812
SoftBank Corp.	316,400	3,450,145
SoftBank Group Corp.	132,800	5,827,868
Sompo Holdings, Inc.	34,500	1,517,920
Sony Group Corp.	138,900	11,497,072
Square Enix Holdings Co., Ltd.	9,400	420,799
Subaru Corp.	67,600	1,164,390
SUMCO Corp.	38,504	583,099
Sumitomo Chemical Co., Ltd.	163,800	596,714
Sumitomo Corp.	124,100	2,040,645
Sumitomo Electric Industries, Ltd.	78,600	922,603
Sumitomo Metal Mining Co., Ltd.	27,200	928,412
Sumitomo Mitsui Financial Group, Inc.	143,800	4,874,588
Sumitomo Mitsui Trust Holdings, Inc.	37,200	1,196,384
Sumitomo Realty & Development Co., Ltd.	34,100	929,587
Suntory Beverage & Food, Ltd.	15,300	520,335
Suzuki Motor Corp.	40,600	1,462,923
Sysmex Corp.	18,500	1,133,745
T&D Holdings, Inc.	58,300	711,248
Taisei Corp.	19,900	604,170
Takeda Pharmaceutical Co., Ltd.	165,500	4,862,690
TDK Corp.	42,800	1,543,518
Terumo Corp.	71,100	2,105,458
TIS, Inc.	24,856	709,850
Tobu Railway Co., Ltd.#	20,800	502,039
Toho Co., Ltd.	12,300	476,526
Tokio Marine Holdings, Inc.	202,300	4,176,368
Tokyo Electric Power Co. Holdings, Inc.†	168,100	614,331
Tokyo Electron, Ltd.	16,500	5,653,839
Tokyo Gas Co., Ltd.	43,700	805,877
Tokyu Corp.#	58,300	743,993
Toppan, Inc.	28,800	449,675
Toray Industries, Inc.	152,600	827,663
Toshiba Corp.	43,000	1,460,734
Tosoh Corp.	28,600	338,576
TOTO, Ltd.	15,600	542,596
Toyota Industries Corp.	16,100	923,316
Toyota Motor Corp.	1,168,100	17,140,274
Toyota Tsusho Corp.	23,400	905,941
Trend Micro, Inc.#	14,700	729,774
Unicharm Corp.	44,400	1,647,781
USS Co., Ltd.	24,099	404,943
Welcia Holdings Co., Ltd.	10,400	230,024
Security Description	Shares or Principal Amount	Value

Japan (continued)
West Japan Railway Co.	24,100	$ 1,024,226
Yakult Honsha Co., Ltd.	14,100	899,837
Yamaha Corp.	15,500	618,555
Yamaha Motor Co., Ltd.	32,700	818,061
Yamato Holdings Co., Ltd.	32,100	536,877
Yaskawa Electric Corp.	26,400	869,355
Yokogawa Electric Corp.	25,100	473,430
Z Holdings Corp.	292,400	796,786
ZOZO, Inc.	13,793	347,422
		351,672,298
Jersey — 0.9%
Experian PLC	101,429	3,606,277
Ferguson PLC	23,617	2,677,853
Glencore PLC	1,085,905	7,346,277
WPP PLC	120,281	1,279,227
		14,909,634
Luxembourg — 0.2%
ArcelorMittal SA	58,010	1,573,930
Aroundtown SA	110,029	263,525
Eurofins Scientific SE	14,803	1,038,862
Tenaris SA	51,941	906,216
		3,782,533
Netherlands — 5.1%
ABN AMRO Bank NV CVA*	46,585	604,871
Adyen NV*#†	2,388	3,723,213
Aegon NV#	196,929	973,574
AerCap Holdings NV†	14,866	912,772
Airbus SE	65,105	7,516,799
Akzo Nobel NV	19,975	1,445,111
Argenx SE †	6,065	2,430,592
ASM International NV	5,152	1,446,150
ASML Holding NV#	44,769	27,231,691
CNH Industrial NV	112,557	1,830,070
Davide Campari-Milano NV	57,568	610,563
Euronext NV*	9,418	723,797
EXOR NV†	11,929	941,605
Ferrari NV	13,883	3,076,980
Heineken Holding NV	11,089	835,065
Heineken NV	28,549	2,631,998
IMCD NV	6,264	932,282
JDE Peet's NV	11,033	342,894
Just Eat Takeaway.com NV *#†	20,098	470,465
Koninklijke Ahold Delhaize NV	115,177	3,339,324
Koninklijke DSM NV	19,251	2,503,756
Koninklijke KPN NV	363,347	1,114,408
Koninklijke Philips NV	97,353	1,466,409
NN Group NV	30,729	1,319,790
OCI NV	11,589	491,554
Prosus NV	91,357	6,008,024
QIAGEN NV†	25,052	1,235,993
Randstad NV#	13,152	766,796
Stellantis NV	242,388	3,789,026
STMicroelectronics NV	75,277	2,912,822
Universal Music Group NV#	79,784	1,911,355
Wolters Kluwer NV	28,914	3,193,710
		88,733,459
New Zealand — 0.2%
Auckland International Airport, Ltd.†	137,690	698,061
Fisher & Paykel Healthcare Corp., Ltd.	63,480	953,762
Mercury NZ, Ltd.	76,098	264,807

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Meridian Energy, Ltd.	141,623	$ 439,640
Spark New Zealand, Ltd.	205,629	670,187
Xero, Ltd.†	14,804	731,931
		3,758,388
Norway — 0.7%
Adevinta ASA#†	31,975	258,656
Aker BP ASA#	34,788	1,213,667
DNB Bank ASA	102,454	2,006,293
Equinor ASA	107,641	4,146,041
Gjensidige Forsikring ASA	22,027	426,856
Kongsberg Gruppen ASA	9,835	407,303
Mowi ASA#	45,503	720,527
Norsk Hydro ASA	147,927	1,116,194
Orkla ASA	82,614	587,692
Salmar ASA	6,479	230,567
Telenor ASA	76,967	745,278
Yara International ASA	18,198	833,121
		12,692,195
Portugal — 0.2%
EDP - Energias de Portugal SA	305,340	1,450,868
Galp Energia SGPS SA	55,136	677,577
Jeronimo Martins SGPS SA	31,125	691,746
		2,820,191
Singapore — 1.2%
CapitaLand Ascendas REIT	369,424	763,402
CapitaLand Integrated Commercial Trust†	584,068	898,919
Capitaland Investment, Ltd.	286,200	779,105
City Developments, Ltd.	45,100	276,256
DBS Group Holdings, Ltd.	199,500	5,187,299
Genting Singapore, Ltd.	665,900	434,434
Keppel Corp., Ltd.	160,200	895,310
Mapletree Logistics Trust	360,078	430,303
Mapletree Pan Asia Commercial Trust	259,300	328,746
Oversea-Chinese Banking Corp., Ltd.	372,900	3,423,100
Singapore Airlines, Ltd.#	147,349	597,286
Singapore Exchange, Ltd.	94,300	632,078
Singapore Technologies Engineering, Ltd.	172,000	436,371
Singapore Telecommunications, Ltd.	909,500	1,829,464
United Overseas Bank, Ltd.	129,800	2,994,558
UOL Group, Ltd.†	51,200	252,865
Venture Corp., Ltd.	30,552	392,431
Wilmar International, Ltd.	211,200	640,960
		21,192,887
Spain — 2.3%
Acciona SA	2,715	533,097
ACS Actividades de Construccion y Servicios SA#	25,435	721,098
Aena SME SA*†	8,250	1,075,254
Amadeus IT Group SA†	49,618	2,701,428
Banco Bilbao Vizcaya Argentaria SA	734,404	4,370,578
Banco Santander SA	1,881,277	5,682,225
CaixaBank SA	487,644	1,821,530
Cellnex Telecom SA*	59,857	2,072,339
EDP Renovaveis SA	31,698	739,168
Enagas SA#	27,411	492,322
Endesa SA	34,937	648,381
Ferrovial SA	53,999	1,464,437
Grifols SA#†	32,810	353,096
Iberdrola SA	655,858	7,423,581
Industria de Diseno Textil SA	120,144	3,114,962
Security Description	Shares or Principal Amount	Value

Spain (continued)
Naturgy Energy Group SA#	15,998	$ 447,993
Red Electrica Corp. SA	44,637	784,493
Repsol SA	159,817	2,466,934
Siemens Gamesa Renewable Energy SA†	26,256	492,543
Telefonica SA	577,085	2,148,845
		39,554,304
SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.*	291,769	215,964
HKT Trust & HKT, Ltd.	417,000	507,044
Unibail-Rodamco-Westfield †	12,959	700,222
		1,423,230
Sweden — 3.0%
Alfa Laval AB	31,909	917,979
Assa Abloy AB, Class B	110,393	2,549,056
Atlas Copco AB, Class A	295,991	3,730,322
Atlas Copco AB, Class B	171,694	1,956,910
Boliden AB	30,085	1,138,254
Electrolux AB, Class B	24,221	344,833
Embracer Group AB†	73,796	315,070
Epiroc AB, Class A	72,711	1,415,720
Epiroc AB, Class B	42,877	720,151
EQT AB	32,839	763,953
Essity AB, Class B	66,987	1,647,697
Evolution AB*	20,112	2,060,593
Fastighets AB Balder, Class B†	69,487	313,810
Getinge AB, Class B	25,140	591,725
H & M Hennes & Mauritz AB, Class B	80,333	908,418
Hexagon AB, Class B	214,380	2,479,831
Holmen AB, Class B	10,318	428,163
Husqvarna AB, Class B	46,081	365,029
Industrivarden AB, Class A	14,464	375,513
Industrivarden AB, Class C†	16,941	437,095
Indutrade AB	30,044	653,691
Investment AB Latour, Class B	16,305	325,854
Investor AB, Class A	54,847	1,062,184
Investor AB, Class B	200,847	3,759,084
Kinnevik AB, Class B†	26,641	416,134
L E Lundbergforetagen AB, Class B	8,370	367,175
Lifco AB, Class B	25,621	442,388
Nibe Industrier AB, Class B	166,697	1,591,044
Sagax AB, Class B	20,936	467,850
Sandvik AB	117,434	2,151,462
Securitas AB, Class B	52,926	432,452
Skandinaviska Enskilda Banken AB, Class A	179,256	2,073,828
Skanska AB, Class B	37,421	611,480
SKF AB, Class B	42,166	700,365
Svenska Cellulosa AB SCA, Class B	66,642	912,624
Svenska Handelsbanken AB, Class A	160,435	1,630,843
Swedbank AB, Class A	99,611	1,622,817
Swedish Match AB	167,964	1,843,424
Swedish Orphan Biovitrum AB†	18,580	402,441
Tele2 AB, Class B	62,434	553,096
Telefonaktiebolaget LM Ericsson, Class B	321,476	2,024,529
Telia Co. AB	292,393	803,299
Volvo AB, Class A	21,831	420,359
Volvo AB, Class B	166,436	3,094,430
Volvo Car AB, Class B†	65,546	331,315
		52,154,290
Switzerland — 9.4%
ABB, Ltd.	180,907	5,698,842

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Adecco Group AG	17,749	$ 608,431
Alcon, Inc.	55,037	3,807,802
Bachem Holding AG#	3,655	361,878
Baloise Holding AG	5,038	766,331
Barry Callebaut AG	393	805,514
Chocoladefabriken Lindt & Spruengli AG†	11	1,139,902
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	119	1,259,167
Cie Financiere Richemont SA	57,494	7,647,913
Clariant AG	23,762	388,437
Coca-Cola HBC AG	22,137	543,812
Credit Suisse Group AG#	291,567	889,583
EMS-Chemie Holding AG	773	544,073
Geberit AG	3,951	1,914,436
Givaudan SA	1,017	3,468,568
Holcim AG	61,055	3,155,853
Julius Baer Group, Ltd.	24,334	1,409,207
Kuehne & Nagel International AG	5,977	1,453,183
Logitech International SA#	19,026	1,154,495
Lonza Group AG	8,202	4,335,038
Nestle SA	310,045	36,895,105
Novartis AG	238,272	21,243,379
Partners Group Holding AG	2,497	2,499,690
Roche Holding AG	77,380	25,151,373
Roche Holding AG (BR)#	2,934	1,174,859
Schindler Holding AG	2,583	463,501
Schindler Holding AG (Participation Certificate)#	4,479	853,546
SGS SA	702	1,641,459
SIG Group AG	33,683	747,947
Sika AG	16,086	4,148,029
Sonova Holding AG	5,907	1,513,887
Straumann Holding AG	12,294	1,447,200
Swatch Group AG	3,185	844,704
Swatch Group AG	5,776	281,337
Swiss Life Holding AG	3,473	1,871,246
Swiss Prime Site AG	8,439	706,290
Swiss Re AG	33,221	2,997,782
Swisscom AG	2,850	1,531,978
Temenos AG	6,988	433,937
UBS Group AG	387,397	7,208,714
VAT Group AG*	2,968	841,670
Zurich Insurance Group AG	16,572	8,024,944
		163,875,042
United Kingdom — 13.4%
3i Group PLC	107,050	1,772,429
Abrdn PLC#	240,165	562,604
Admiral Group PLC	19,770	482,658
Anglo American PLC	139,956	5,820,396
Antofagasta PLC	43,376	744,821
Ashtead Group PLC	48,777	2,972,887
Associated British Foods PLC	39,185	753,400
AstraZeneca PLC	170,659	23,092,624
Auto Trader Group PLC*	103,958	721,160
AVEVA Group PLC#	13,267	508,630
Aviva PLC	311,196	1,688,102
BAE Systems PLC	347,608	3,450,674
Barclays PLC	1,843,124	3,597,698
Barratt Developments PLC	112,475	542,743
Berkeley Group Holdings PLC	12,265	565,741
BP PLC	2,128,051	12,731,444
British American Tobacco PLC	237,236	9,735,037
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
British Land Co. PLC	96,958	$ 468,189
BT Group PLC	764,295	1,119,188
Bunzl PLC	37,111	1,363,083
Burberry Group PLC	43,693	1,153,138
Coca-Cola Europacific Partners PLC	22,639	1,201,905
Compass Group PLC	196,482	4,454,673
Croda International PLC	15,347	1,260,364
Diageo PLC	251,909	11,705,068
GSK PLC	447,961	7,609,605
Haleon PLC†	559,165	1,925,481
Halma PLC	41,758	1,116,098
Hargreaves Lansdown PLC	39,178	404,318
Hikma Pharmaceuticals PLC	18,272	333,346
HSBC Holdings PLC	2,213,774	13,646,001
Imperial Brands PLC	99,444	2,554,500
Informa PLC	161,401	1,212,458
InterContinental Hotels Group PLC	20,241	1,190,974
Intertek Group PLC	17,753	869,548
J Sainsbury PLC	193,195	521,622
JD Sports Fashion PLC	284,036	444,846
Johnson Matthey PLC	20,226	512,589
Kingfisher PLC	222,121	648,779
Land Securities Group PLC#	77,481	583,923
Legal & General Group PLC	657,597	2,027,764
Lloyds Banking Group PLC	7,670,112	4,416,746
London Stock Exchange Group PLC	36,298	3,649,789
M&G PLC	283,192	663,504
Melrose Industries PLC	480,942	783,631
Mondi PLC	53,409	995,355
National Grid PLC	401,638	4,959,189
NatWest Group PLC	589,508	1,874,398
Next PLC	14,367	1,025,246
Ocado Group PLC#†	63,579	482,394
Pearson PLC	73,804	887,390
Persimmon PLC	35,111	538,933
Phoenix Group Holdings PLC	82,459	593,970
Prudential PLC	302,810	3,612,816
Reckitt Benckiser Group PLC	78,758	5,698,185
RELX PLC	212,023	5,936,250
Rentokil Initial PLC	205,284	1,356,802
Rio Tinto PLC	123,837	8,412,827
Rolls-Royce Holdings PLC†	920,388	1,018,291
Sage Group PLC	111,967	1,079,852
Schroders PLC	80,531	431,420
Segro PLC	133,074	1,292,539
Severn Trent PLC	27,510	908,367
Shell PLC	819,269	23,968,623
Smith & Nephew PLC	96,084	1,257,516
Smiths Group PLC	41,303	794,117
Spirax-Sarco Engineering PLC	8,126	1,118,870
SSE PLC	117,594	2,444,283
St. James's Place PLC	59,871	845,921
Standard Chartered PLC	277,845	2,074,086
Taylor Wimpey PLC	392,509	495,377
Tesco PLC	831,449	2,307,662
Unilever PLC	281,065	14,110,672
United Utilities Group PLC	75,004	930,615
Vodafone Group PLC	2,942,519	3,269,504
Whitbread PLC	22,219	706,017
		233,011,665
Total Common Stocks (cost $1,468,685,046)		1,608,255,509

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 4.1%
United States — 4.1%
iShares MSCI EAFE ETF# (cost $73,346,114)	1,060,800	$ 71,200,896
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	94,272	83,687
RIGHTS — 0.0%
Switzerland — 0.0%
Credit Suisse Group AG Expires 12/08/2022#† (cost $0)	291,567	27,115
Total Long-Term Investment Securities (cost $1,542,031,160)		1,679,567,207
SHORT-TERM INVESTMENTS — 4.7%
U.S. Government — 0.5%
United States Treasury Bills
1.91%, 05/18/2023	$ 200,000	195,820
1.93%, 04/20/2023	100,000	98,305
1.97%, 04/20/2023	500,000	491,524
2.01%, 04/20/2023	100,000	98,305
2.70%, 06/15/2023	3,500,000	3,417,061
2.79%, 06/15/2023	250,000	244,076
2.82%, 05/18/2023	10,000	9,791
2.86%, 05/18/2023	500,000	489,551
3.97%, 10/05/2023	500,000	480,814
4.41%, 11/02/2023	850,000	814,336
4.55%, 11/02/2023	1,600,000	1,532,867
		7,872,450
Unaffiliated Investment Companies — 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(1)(2)	72,857,369	72,857,369
Total Short-Term Investments (cost $80,776,793)		80,729,819
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $29,807,879 and collateralized by $34,426,700 of United States Treasury Notes, bearing interest at 0.63% due 07/31/2026 and having an approximate value of $30,403,149 (cost $29,806,944)	29,806,944	29,806,944
TOTAL INVESTMENTS (cost $1,652,614,897)(3)	103.1%	1,790,103,970
Other assets less liabilities	(3.1)	(53,276,713)
NET ASSETS	100.0%	$1,736,827,257
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $23,986,814 representing 1.4% of net assets.
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $96,119,954. This was secured by collateral of $72,857,369, which was received in cash and subsequently invested in short-term investments currently valued at $72,857,369 as reported in the Portfolio of Investments. Additional collateral of $26,040,351 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022 to 02/09/2023	$ 263,376
United States Treasury Notes/Bonds	0.00% to 6.63%	12/31/2022 to 02/15/2052	25,776,975
(3)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
555	Long	MSCI EAFE Index	December 2022	$49,417,612	$54,939,450	$5,521,838
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 1,208,304	$ 126,456,877	$—	$ 127,665,181
Cayman Islands	3,156,626	7,340,976	—	10,497,602
Israel	4,004,882	8,188,249	—	12,193,131
Japan	358,071	351,314,227	—	351,672,298
Netherlands	912,772	87,820,687	—	88,733,459
United Kingdom	1,201,905	231,809,760	—	233,011,665
Other Countries	—	784,482,173	—	784,482,173
Unaffiliated Investment Companies	71,200,896	—	—	71,200,896
Warrants	83,687	—	—	83,687
Rights	27,115	—	—	27,115
Short-Term Investments:
U.S. Government	—	7,872,450	—	7,872,450
Other Short-Term Investments	72,857,369	—	—	72,857,369
Repurchase Agreements	—	29,806,944	—	29,806,944
Total Investments at Value	$155,011,627	$1,635,092,343	$—	$1,790,103,970
Other Financial Instruments:†
Futures Contracts	$ 5,521,838	$ —	$—	$ 5,521,838
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Foreign Government Obligations	56.0%
U.S. Government & Agency Obligations	30.9
Electric	2.4
Oil & Gas	1.7
Diversified Financial Services	0.7
Food	0.7
Short-Term Investments	0.5
Transportation	0.4
Internet	0.4
Forest Products & Paper	0.4
Commercial Services	0.4
Pipelines	0.4
Healthcare-Services	0.4
Chemicals	0.3
Banks	0.2
Cosmetics/Personal Care	0.2
96.0%
Country Allocation*
United States	31.4%
Japan	9.0
Germany	5.4
France	3.9
Spain	3.4
United Kingdom	3.1
Italy	2.6
Netherlands	2.3
Mexico	1.9
Turkey	1.7
Indonesia	1.7
United Arab Emirates	1.4
Egypt	1.3
Colombia	1.3
Canada	1.3
Panama	1.2
Romania	1.2
Belgium	1.1
Ivory Coast	1.0
Qatar	0.9
Chile	0.9
Saudi Arabia	0.9
Peru	0.9
Dominican Republic	0.9
Austria	0.8
Singapore	0.8
Malaysia	0.8
Ecuador	0.8
Cayman Islands	0.7
South Africa	0.7
Guatemala	0.7
Ireland	0.7
Finland	0.7
Poland	0.7
Sweden	0.6
British Virgin Islands	0.6
Norway	0.6
Oman	0.6
Philippines	0.6
Angola	0.5
Argentina	0.5
Morocco	0.5
Hungary	0.4
Australia	0.4
Luxembourg	0.4

Jersey	0.4%
Mauritius	0.4
Senegal	0.3
Mongolia	0.3
Israel	0.2
Uruguay	0.2
Paraguay	0.2
Brazil	0.2
96.0%
Credit Quality†#
Aaa	40.3%
Aa	11.4
A	10.9
Baa	16.5
Ba	6.9
B	4.7
Not Rated@	9.3
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.6%
Brazil — 0.2%
Natura Cosmeticos SA
4.13%, 05/03/2028	$ 200,000	$ 159,187
British Virgin Islands — 0.6%
China Cinda 2020 I Management, Ltd.
2.50%, 01/20/2028	200,000	163,934
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	420,000	348,815
		512,749
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	200,000	128,277
Grupo Aval, Ltd.
4.38%, 02/04/2030*	255,000	197,880
Termocandelaria Power, Ltd.
7.88%, 01/30/2029	348,500	317,553
		643,710
Chile — 0.7%
Agrosuper SA
4.60%, 01/20/2032#	300,000	253,347
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049	400,000	332,788
		586,135
Colombia — 0.5%
Ecopetrol SA
6.88%, 04/29/2030	300,000	268,617
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031*	240,000	177,600
		446,217
Jersey — 0.4%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036	400,000	318,505
Luxembourg — 0.4%
Minerva Luxembourg SA
4.38%, 03/18/2031*	400,000	328,087
Malaysia — 0.8%
Petronas Capital, Ltd.
3.50%, 03/18/2025 to 04/21/2030	700,000	662,533
Mauritius — 0.4%
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	312,113
Mexico — 0.8%
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/2051*	250,000	180,778
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	200,400
6.75%, 09/21/2047	500,000	317,381
		698,559
Netherlands — 1.2%
Braskem Netherlands Finance BV
4.50%, 01/31/2030	300,000	255,799
Minejesa Capital BV
5.63%, 08/10/2037	250,000	192,385
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	420,000	357,000
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Prosus NV
4.99%, 01/19/2052	$ 300,000	$ 208,970
		1,014,154
Peru — 0.7%
Auna SAA
6.50%, 11/20/2025	380,000	301,564
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	262,875
		564,439
Singapore — 0.8%
BOC Aviation, Ltd.
2.63%, 09/17/2030*	580,000	461,709
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	255,960	218,816
		680,525
United Arab Emirates — 0.4%
DP World, Ltd.
4.70%, 09/30/2049	400,000	322,572
Total Corporate Bonds & Notes (cost $8,561,721)		7,249,485
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 30.9%
United States — 30.9%
United States Treasury Bonds
1.38%, 11/15/2040	1,000,000	663,164
1.88%, 02/15/2041	1,000,000	722,656
2.00%, 11/15/2041 to 08/15/2051	1,600,000	1,116,601
2.38%, 05/15/2051	1,000,000	743,672
2.50%, 02/15/2045	500,000	385,488
2.88%, 05/15/2049 to 05/15/2052	900,000	747,109
3.00%, 02/15/2047	1,200,000	1,008,047
3.13%, 08/15/2044	900,000	777,832
3.38%, 05/15/2044 to 11/15/2048	1,150,000	1,039,908
3.75%, 11/15/2043	500,000	479,805
United States Treasury Notes
0.25%, 07/31/2025	1,000,000	903,047
0.88%, 01/31/2024	2,300,000	2,201,891
2.00%, 08/15/2025	2,000,000	1,890,625
2.13%, 03/31/2024	2,000,000	1,935,469
2.13%, 05/15/2025#	500,000	475,742
2.25%, 11/15/2024 to 11/15/2025#	4,100,000	3,908,293
2.38%, 08/15/2024#	2,050,000	1,977,930
2.38%, 05/15/2027	1,200,000	1,125,891
2.50%, 05/15/2024	1,700,000	1,649,730
2.75%, 02/15/2024	1,200,000	1,173,375
3.13%, 11/15/2028	1,200,000	1,155,328
Total U.S. Government & Agency Obligations (cost $29,684,435)		26,081,603
FOREIGN GOVERNMENT OBLIGATIONS — 56.0%
Angola — 0.5%
Republic of Angola
8.75%, 04/14/2032	500,000	449,530
Argentina — 0.5%
Republic of Argentina
1.50%, 07/09/2035(1)	1,400,000	327,267
5.00%, 01/09/2038(1)	250,000	74,809
		402,076

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia — 0.4%
Commonwealth of Australia
3.00%, 03/21/2047	AUD	600,000	$ 348,014
Austria — 0.8%
Republic of Austria
0.75%, 10/20/2026*	EUR	700,000	690,857
Belgium — 1.1%
Kingdom of Belgium
0.90%, 06/22/2029*	EUR	1,000,000	955,379
Canada — 1.3%
Government of Canada
1.00%, 09/01/2026	CAD	550,000	374,649
1.25%, 03/01/2025	CAD	1,000,000	703,111
			1,077,760
Chile — 0.2%
Republic of Chile
3.13%, 01/21/2026		$ 200,000	191,232
Colombia — 0.8%
Republic of Colombia
3.13%, 04/15/2031		300,000	218,922
4.50%, 03/15/2029		500,000	425,892
			644,814
Dominican Republic — 0.9%
Dominican Republic
5.50%, 02/22/2029		300,000	274,736
5.88%, 01/30/2060		600,000	444,750
			719,486
Ecuador — 0.8%
Republic of Ecuador
2.50%, 07/31/2035(1)		775,000	339,760
5.50%, 07/31/2030(1)		500,000	303,923
			643,683
Egypt — 1.3%
Arab Republic of Egypt
5.63%, 04/16/2030	EUR	500,000	367,646
7.50%, 02/16/2061		400,000	254,000
7.63%, 05/29/2032		630,000	473,962
			1,095,608
Finland — 0.7%
Republic of Finland
0.50%, 09/15/2028*	EUR	600,000	562,018
France — 3.9%
Government of France
0.75%, 11/25/2028	EUR	1,000,000	955,448
1.25%, 05/25/2034	EUR	500,000	452,974
1.75%, 05/25/2066*	EUR	250,000	209,007
5.50%, 04/25/2029	EUR	450,347	558,659
6.00%, 10/25/2025	EUR	1,000,000	1,150,298
			3,326,386
Germany — 5.4%
Federal Republic of Germany
0.25%, 08/15/2028 to 02/15/2029	EUR	1,600,000	1,511,552
0.50%, 02/15/2026 to 02/15/2028	EUR	1,300,000	1,271,633
Security Description		Shares or Principal Amount	Value

Germany (continued)
4.75%, 07/04/2034 to 07/04/2040	EUR	650,000	$ 943,280
5.50%, 01/04/2031	EUR	600,000	786,824
			4,513,289
Guatemala — 0.7%
Republic of Guatemala
4.90%, 06/01/2030		$ 650,000	611,627
Hungary — 0.4%
Republic of Hungary
3.13%, 09/21/2051		600,000	360,163
Indonesia — 1.7%
Republic of Indonesia
3.05%, 03/12/2051#		200,000	141,921
3.85%, 10/15/2030		800,000	749,572
4.13%, 01/15/2025		400,000	395,414
8.50%, 10/12/2035		100,000	125,354
			1,412,261
Ireland — 0.7%
Republic of Ireland
1.00%, 05/15/2026	EUR	600,000	601,384
Israel — 0.2%
Israel Government USAID
3.15%, 06/30/2023		200,000	197,536
Italy — 2.6%
Republic of Italy
1.25%, 12/01/2026	EUR	500,000	485,130
2.00%, 02/01/2028	EUR	500,000	489,148
2.70%, 03/01/2047*	EUR	500,000	429,343
2.80%, 12/01/2028	EUR	400,000	404,001
3.00%, 08/01/2029	EUR	190,000	192,470
4.75%, 09/01/2028*	EUR	150,000	167,430
			2,167,522
Ivory Coast — 1.0%
Republic of Ivory Coast
4.88%, 01/30/2032	EUR	200,000	163,374
6.13%, 06/15/2033		200,000	178,000
6.38%, 03/03/2028		550,000	529,177
			870,551
Japan — 9.0%
Government of Japan
0.10%, 06/20/2030 to 12/20/2030	JPY	120,000,000	857,705
0.90%, 06/20/2042	JPY	130,000,000	907,129
1.50%, 03/20/2034	JPY	90,000,000	722,177
1.70%, 09/20/2032	JPY	130,000,000	1,062,810
2.00%, 09/20/2041	JPY	100,000,000	836,998
2.20%, 03/20/2051	JPY	33,000,000	279,003
2.30%, 12/20/2036 to 03/20/2039	JPY	230,000,000	2,005,895
2.50%, 03/20/2038	JPY	100,000,000	892,990
			7,564,707
Mexico — 1.1%
United Mexican States
4.40%, 02/12/2052		400,000	307,171
5.00%, 04/27/2051		250,000	212,485
10.00%, 11/20/2036	MXN	8,000,000	435,953
			955,609

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mongolia — 0.3%
Republic of Mongolia
5.13%, 04/07/2026		$ 300,000	$ 241,366
Morocco — 0.5%
Kingdom of Morocco
3.00%, 12/15/2032		500,000	396,090
Netherlands — 1.1%
Kingdom of the Netherlands
0.25%, 07/15/2029*	EUR	1,000,000	921,071
Norway — 0.6%
Kingdom of Norway
3.00%, 03/14/2024*	NOK	5,000,000	504,829
Oman — 0.6%
Sultanate of Oman
5.38%, 03/08/2027		200,000	194,796
6.75%, 10/28/2027		300,000	309,694
			504,490
Panama — 1.2%
Republic of Panama
3.87%, 07/23/2060		200,000	132,730
4.50%, 04/01/2056		500,000	370,848
6.40%, 02/14/2035		300,000	312,005
6.70%, 01/26/2036		200,000	211,263
			1,026,846
Paraguay — 0.2%
Republic of Paraquay
5.00%, 04/15/2026		180,000	179,100
Peru — 0.2%
Republic of Peru
2.78%, 01/23/2031		200,000	167,517
Philippines — 0.6%
Republic of the Philippines
3.56%, 09/29/2032		300,000	270,321
5.50%, 03/30/2026		200,000	204,647
			474,968
Poland — 0.7%
Republic of Poland
2.50%, 07/25/2026	PLN	2,000,000	381,566
4.00%, 01/22/2024		180,000	177,751
			559,317
Qatar — 0.9%
State of Qatar
3.25%, 06/02/2026		300,000	288,007
4.40%, 04/16/2050*		250,000	228,442
4.40%, 04/16/2050		300,000	274,131
			790,580
Romania — 1.2%
Government of Romania
3.00%, 02/14/2031		200,000	159,292
5.25%, 11/25/2027*		320,000	310,603
6.00%, 05/25/2034		150,000	141,145
6.13%, 01/22/2044		440,000	401,092
			1,012,132
Security Description		Shares or Principal Amount	Value

Saudi Arabia — 0.9%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		$ 300,000	$ 215,109
4.63%, 10/04/2047		600,000	535,452
			750,561
Senegal — 0.3%
Republic of Senegal
6.25%, 05/23/2033		350,000	292,250
South Africa — 0.7%
Republic of South Africa
4.30%, 10/12/2028		500,000	453,000
4.67%, 01/17/2024		180,000	177,300
			630,300
Spain — 3.4%
Kingdom of Spain
1.00%, 10/31/2050*	EUR	500,000	311,662
1.30%, 10/31/2026*	EUR	700,000	698,846
1.40%, 04/30/2028*	EUR	500,000	489,493
1.95%, 07/30/2030*	EUR	1,000,000	985,860
6.00%, 01/31/2029	EUR	300,000	372,761
			2,858,622
Sweden — 0.6%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	6,000,000	533,023
Turkey — 1.7%
Hazine Mustesarligi Varlik Kiralama AS
9.76%, 11/13/2025*		200,000	207,750
Republic of Turkey
5.13%, 02/17/2028		350,000	301,525
6.88%, 03/17/2036		300,000	248,190
8.60%, 09/24/2027		300,000	301,950
9.88%, 01/15/2028		350,000	365,155
			1,424,570
United Arab Emirates — 1.0%
Emirate of Abu Dhabi
2.70%, 09/02/2070		400,000	246,141
3.13%, 10/11/2027		650,000	621,395
			867,536
United Kingdom — 3.1%
United Kingdom Gilt Treasury
0.88%, 10/22/2029 to 01/31/2046	GBP	900,000	765,093
1.25%, 07/22/2027	GBP	400,000	440,293
3.25%, 01/22/2044	GBP	400,000	458,824
4.25%, 03/07/2036	GBP	500,000	654,300
4.75%, 12/07/2030	GBP	200,000	268,319
			2,586,829
Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/2050		200,000	196,842
Total Foreign Government Obligations (cost $55,440,167)			47,280,331
Total Long-Term Investment Securities (cost $93,686,323)			80,611,419

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(2)(3) (cost $396,559)	396,559	$ 396,559
TOTAL INVESTMENTS (cost $94,082,882)(4)	96.0%	81,007,978
Other assets less liabilities	4.0	3,385,326
NET ASSETS	100.0%	$84,393,304
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $9,018,644 representing 10.7% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2022.
(2)	The rate shown is the 7-day yield as of November 30, 2022.
(3)	At November 30, 2022, the Fund had loaned securities with a total value of $6,769,784. This was secured by collateral of $396,559, which was received in cash and subsequently invested in short-term investments currently valued at $396,559 as reported in the Portfolio of Investments. Additional collateral of $6,689,125 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
Federal Home Loan Mtg. Corp.	1.50% to 4.50%	02/25/2034 to 08/25/2052	$1,108,921
Federal National Mtg. Assoc.	1.50% to 4.50%	09/25/2032 to 12/25/2052	1,534,825
Government National Mtg. Assoc.	1.25% to 4.59%	11/20/2033 to 10/16/2064	4,045,379
(4)	See Note 5 for cost of investments on a tax basis.
USAID—United States Agency for International Development
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
PLN—Polish Zloty
SEK—Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 7,249,485	$—	$ 7,249,485
U.S. Government & Agency Obligations	—	26,081,603	—	26,081,603
Foreign Government Obligations	—	47,280,331	—	47,280,331
Short-Term Investments	396,559	—	—	396,559
Total Investments at Value	$396,559	$80,611,419	$—	$81,007,978
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Growth Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Apparel	14.1%
Transportation	10.7
Semiconductors	10.6
Internet	9.7
Beverages	7.6
Banks	7.3
Retail	5.4
Machinery-Diversified	5.0
Food	4.7
Private Equity	4.6
Electric	4.0
Healthcare-Products	2.8
Commercial Services	2.8
Insurance	2.7
Chemicals	2.6
Short-Term Investments	2.1
Entertainment	2.0
Computers	1.3
Biotechnology	0.8
100.8%
Country Allocation*
Netherlands	11.7%
Denmark	10.6
Canada	9.1
France	8.5
India	7.3
Switzerland	6.9
Germany	6.4
United States	5.8
Japan	5.6
Italy	5.4
United Kingdom	5.0
Taiwan	4.9
Bermuda	4.7
Sweden	2.8
Hong Kong	2.7
China	2.0
Cayman Islands	1.4
100.8%
*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Bermuda — 4.7%
AutoStore Holdings, Ltd.*#†	1,548,308	$ 2,889,582
Brookfield Infrastructure Partners LP	424,932	15,939,199
		18,828,781
Canada — 9.1%
Brookfield Corp.#	383,743	18,093,483
Canada Goose Holdings, Inc.#†	583,297	10,942,652
Shopify, Inc., Class A†	174,355	7,127,632
		36,163,767
Cayman Islands — 1.4%
Grab Holdings, Ltd., Class A†	1,860,464	5,618,601
China — 2.0%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	788,774	7,850,233
Denmark — 10.6%
Chr. Hansen Holding A/S	162,172	10,095,924
DSV A/S	201,450	31,908,055
		42,003,979
France — 8.5%
Hermes International	15,313	25,169,854
Pernod Ricard SA	42,549	8,510,550
		33,680,404
Germany — 6.4%
adidas AG	113,503	14,473,578
HelloFresh SE†	202,516	4,949,476
Puma SE	119,232	6,045,948
		25,469,002
Hong Kong — 2.7%
AIA Group, Ltd.	1,054,318	10,752,974
India — 7.3%
HDFC Bank, Ltd.	1,457,494	29,132,658
Italy — 5.4%
Moncler SpA	409,273	21,501,870
Japan — 5.6%
Change, Inc.#	143,100	2,325,803
Keyence Corp.	46,700	19,859,660
		22,185,463
Netherlands — 11.7%
Adyen NV*†	7,029	10,959,156
ASML Holding NV	37,452	22,780,970
Davide Campari-Milano NV#	1,182,077	12,537,047
		46,277,173
Sweden — 2.8%
Evolution AB*	78,906	8,084,386
Vitrolife AB	174,141	3,146,613
		11,230,999
Security Description	Shares or Principal Amount	Value

Switzerland — 6.9%
Chocoladefabriken Lindt & Spruengli AG†	53	$ 5,492,254
Kuehne & Nagel International AG	43,962	10,688,445
Straumann Holding AG	95,830	11,280,718
		27,461,417
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,212,000	19,363,153
United Kingdom — 5.0%
Diageo PLC	191,191	8,883,778
Rightmove PLC	1,615,900	10,898,705
		19,782,483
United States — 3.7%
MercadoLibre, Inc.†	15,792	14,702,115
Total Long-Term Investment Securities (cost $372,100,860)		392,005,072
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(1)(2) (cost $8,440,395)	8,440,395	8,440,395
TOTAL INVESTMENTS (cost $380,541,255)(3)	100.8%	400,445,467
Other assets less liabilities	(0.8)	(3,226,912)
NET ASSETS	100.0%	$397,218,555
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $21,933,124 representing 5.5% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $13,863,044. This was secured by collateral of $8,440,395, which was received in cash and subsequently invested in short-term investments currently valued at $8,440,395 as reported in the Portfolio of Investments. Additional collateral of $5,343,196 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022	$ 198,872
United States Treasury Notes/Bonds	0.00% to 5.38%	06/30/2023 to 08/15/2051	5,144,324
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$15,939,199	$ 2,889,582	$—	$ 18,828,781
Canada	36,163,767	—	—	36,163,767
Cayman Islands	5,618,601	—	—	5,618,601
China	7,850,233	—	—	7,850,233
Japan	2,325,803	19,859,660	—	22,185,463
United States	14,702,115	—	—	14,702,115
Other Countries	—	286,656,112	—	286,656,112
Short-Term Investments	8,440,395	—	—	8,440,395
Total Investments at Value	$91,040,113	$309,405,354	$—	$400,445,467
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Opportunities Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Banks	6.2%
Retail	5.8
Commercial Services	4.9
Internet	4.4
Software	3.9
Food	3.7
Computers	3.7
Machinery-Diversified	3.3
Engineering & Construction	3.1
Building Materials	3.0
Oil & Gas	3.0
Chemicals	3.0
Distribution/Wholesale	2.9
Diversified Financial Services	2.8
Electronics	2.4
Short-Term Investments	2.3
Repurchase Agreements	2.2
Real Estate	2.1
Healthcare-Products	2.1
Pharmaceuticals	2.0
Insurance	1.9
Unaffiliated Investment Companies	1.9
Semiconductors	1.9
Mining	1.8
Packaging & Containers	1.8
Environmental Control	1.5
Electric	1.4
Apparel	1.4
Healthcare-Services	1.4
Aerospace/Defense	1.3
Oil & Gas Services	1.3
Home Builders	1.0
REITS	0.9
Transportation	0.9
Hand/Machine Tools	0.9
Entertainment	0.8
Advertising	0.8
Cosmetics/Personal Care	0.8
Lodging	0.7
Beverages	0.7
Metal Fabricate/Hardware	0.7
Electrical Components & Equipment	0.6
Food Service	0.5
Home Furnishings	0.5
Gas	0.5
Auto Parts & Equipment	0.4
Miscellaneous Manufacturing	0.4
Pipelines	0.4
Machinery-Construction & Mining	0.4
Biotechnology	0.4
Media	0.4
Agriculture	0.3
Leisure Time	0.3
Iron/Steel	0.2
Private Equity	0.1
Telecommunications	0.1
Holding Companies-Diversified	0.1
Textiles	0.1
Auto Manufacturers	0.1
Forest Products & Paper	0.1
Water	0.1
98.6%

Country Allocation*
Japan	28.0%
United Kingdom	10.2
Canada	6.8
United States	6.4
Australia	4.2
Germany	3.5
France	3.3
Brazil	3.2
Italy	2.6
Mexico	2.6
South Korea	2.4
Taiwan	2.1
Spain	1.9
Cayman Islands	1.9
South Africa	1.6
Bermuda	1.4
Denmark	1.4
Norway	1.2
Ireland	1.2
Sweden	1.2
Switzerland	1.2
India	1.2
Netherlands	1.0
Indonesia	0.9
Singapore	0.8
Luxembourg	0.7
Israel	0.6
Hong Kong	0.5
Austria	0.5
British Virgin Islands	0.5
Thailand	0.5
Finland	0.5
Philippines	0.4
Jersey	0.4
New Zealand	0.3
Portugal	0.3
Mauritius	0.2
Faroe Islands	0.2
Malaysia	0.2
China	0.2
Chile	0.1
Belgium	0.1
Czech Republic	0.1
Greece	0.1
98.6%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.2%
Australia — 4.2%
ALS, Ltd.	38,073	$ 318,763
Ansell, Ltd.	30,083	595,845
ASX, Ltd.#	1,795	86,731
AUB Group, Ltd.	84,851	1,352,270
carsales.com, Ltd.	17,797	281,830
Cedar Woods Properties, Ltd.†	59,142	180,223
Codan, Ltd.	54,645	149,661
Deterra Royalties, Ltd.	119,286	377,514
Domino's Pizza Enterprises, Ltd.#	6,957	320,305
HUB24, Ltd.#	151,613	2,852,210
Iluka Resources, Ltd.	79,787	561,707
Imdex, Ltd.	243,771	406,138
IPH, Ltd.	515,819	3,232,480
IRESS, Ltd.	47,316	309,661
Nick Scali, Ltd.†	12,367	96,869
Omni Bridgeway, Ltd.#†	173,773	515,459
Pinnacle Investment Management Group, Ltd.#	34,523	210,790
Pro Medicus, Ltd.#	73,052	3,025,799
Reliance Worldwide Corp, Ltd.	146,736	313,190
SEEK, Ltd.#	22,897	352,586
Seven Group Holdings, Ltd.#	29,705	429,391
Steadfast Group, Ltd.	233,063	849,708
Webjet, Ltd.#†	103,756	460,043
WiseTech Global, Ltd.	17,912	712,291
		17,991,464
Austria — 0.5%
Mayr-Melnhof Karton AG	4,168	705,934
Vienna Insurance Group AG Wiener Versicherung Gruppe	58,859	1,380,718
		2,086,652
Belgium — 0.1%
Melexis NV	5,325	468,517
Bermuda — 1.4%
Cafe de Coral Holdings, Ltd.	486,000	704,701
China Resources Gas Group, Ltd.	214,300	760,296
Credicorp, Ltd.	2,112	324,298
DFI Retail Group Holdings, Ltd.	190,400	488,632
Golar LNG, Ltd.†	63,567	1,593,625
Hiscox, Ltd.	60,775	747,807
Midland Holdings, Ltd.†	1,156,000	85,929
Shangri-La Asia, Ltd.†	888,000	554,578
VTech Holdings, Ltd.	114,549	727,709
		5,987,575
Brazil — 3.2%
3R Petroleum Oleo e Gas SA†	336,581	2,399,170
Arezzo Industria e Comercio SA	60,544	1,045,011
Cielo SA	1,279,556	1,181,087
Energisa SA	34,600	288,769
Equatorial Energia SA	42,000	222,976
Gerdau SA (Preference Shares)†	80,200	487,906
Hypera SA	21,681	185,669
Iguatemi SA	248,128	904,657
JHSF Participacoes SA	1,207,161	1,288,730
Localiza Rent a Car SA†	19,500	225,837
Localiza Rent a Car SA†	110	1,211
Lojas Renner SA†	53,117	236,958
Multiplan Empreendimentos Imobiliarios SA	121,527	536,987
Petro Rio SA†	382,789	2,659,205
Sendas Distribuidora SA	52,900	204,389
SLC Agricola SA	124,856	1,079,815
Security Description	Shares or Principal Amount	Value

Brazil (continued)
Suzano SA	33,800	$ 346,184
TOTVS SA†	49,800	296,150
Transmissora Alianca de Energia Eletrica SA	25,842	172,003
		13,762,714
British Virgin Islands — 0.5%
Arcos Dorados Holdings, Inc.	262,072	1,962,919
Canada — 6.8%
Agnico Eagle Mines, Ltd.	20,114	1,013,064
Aritzia, Inc.†	83,553	3,178,387
ATS Corp.†	205,172	6,836,270
Capital Power Corp.	135,541	4,659,269
Dollarama, Inc.	25,534	1,562,810
Enerplus Corp.	112,629	2,094,080
Granite Real Estate Investment Trust	30,322	1,796,350
Jamieson Wellness, Inc.*	85,300	2,100,239
Major Drilling Group International, Inc.†	240,050	1,643,579
SunOpta, Inc.#†	229,736	2,157,057
TMX Group, Ltd.	5,833	611,595
Vermilion Energy, Inc.	73,924	1,461,279
		29,113,979
Cayman Islands — 1.9%
Afya, Ltd., Class A†	16,880	253,538
Airtac International Group	9,000	279,849
ASMPT, Ltd.	111,800	834,896
Burning Rock Biotech, Ltd. ADR#†	8,509	21,358
China Literature, Ltd.*#†	68,200	247,170
CIMC Enric Holdings, Ltd.#	740,000	795,867
ESR Group, Ltd.*	201,400	459,851
Haitian International Holdings, Ltd.	424,000	1,101,927
Inter & Co., Inc. BDR	170,898	420,547
Pacific Textiles Holdings, Ltd.†	1,161,000	381,382
Shenguan Holdings Group, Ltd.	352,000	12,187
Silergy Corp.	6,000	92,790
Tingyi Cayman Islands Holding Corp.	400,000	653,436
Trip.com Group, Ltd.†	11,224	357,960
Vipshop Holdings, Ltd. ADR†	24,248	270,365
Xtep International Holdings, Ltd.#	1,529,500	1,746,260
		7,929,383
Chile — 0.1%
Aguas Andinas SA, Class A	1,102,768	255,104
Banco Santander Chile†	4,809,576	186,982
Falabella SA	91,258	162,943
		605,029
China — 0.2%
Guangzhou Kingmed Diagnostics Group Co., Ltd.	20,200	193,957
Zhejiang Supor Co., Ltd., Class A	69,600	447,975
		641,932
Czech Republic — 0.1%
Komercni Banka AS	13,898	414,788
Denmark — 1.4%
Carlsberg A/S, Class B	4,134	519,433
Demant A/S†	8,477	242,589
Jyske Bank A/S†	79,600	4,891,331
SimCorp A/S	2,217	143,813
		5,797,166
Faroe Islands — 0.2%
Bakkafrost P/F	16,833	925,410

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland — 0.5%
Valmet Oyj	73,614	$ 1,913,183
France — 3.3%
Alten SA	4,235	538,008
Cie Plastic Omnium SA	9,685	152,882
IPSOS	49,180	2,831,476
Legrand SA	18,954	1,567,369
LISI	16,984	359,781
Rothschild & Co.	40,749	1,607,597
SEB SA	5,055	402,000
Sodexo SA	15,579	1,496,416
SOITEC †	14,538	2,403,973
Somfy SA	2,811	422,554
Verallia SA*	57,128	1,739,897
Virbac SA	2,727	698,458
		14,220,411
Germany — 3.5%
Amadeus Fire AG†	4,261	501,033
CANCOM SE	13,579	404,486
CTS Eventim AG & Co. KGaA†	24,515	1,517,485
GEA Group AG	38,797	1,566,204
Gerresheimer AG	17,319	1,270,717
HUGO BOSS AG	43,310	2,405,332
K +S AG	105,291	2,298,921
LEG Immobilien SE	20,075	1,262,901
MTU Aero Engines AG	1,235	257,537
Rational AG	93	57,536
Scout24 SE*	14,472	780,467
Symrise AG	22,691	2,573,247
TAG Immobilien AG†	23,908	141,624
		15,037,490
Greece — 0.1%
Hellenic Telecommunications Organization SA†	26,035	399,541
Hong Kong — 0.5%
China Resources Beer Holdings Co., Ltd.	136,000	942,107
Swire Properties, Ltd.	250,800	562,552
Techtronic Industries Co., Ltd.	55,000	662,314
		2,166,973
India — 1.2%
Bharat Heavy Electricals, Ltd.	432,413	446,696
CESC, Ltd.	926,095	854,075
Dabur India, Ltd.	75,568	548,028
Embassy Office Parks REIT	100,620	420,778
Hero MotoCorp, Ltd.	17,641	621,363
Ipca Laboratories, Ltd.	46,185	492,878
Mahindra & Mahindra, Ltd.	26,446	428,823
MOIL, Ltd.	182,216	362,213
Shriram Transport Finance Co., Ltd.†	50,222	839,307
Spencer's Retail, Ltd.†	20,426	17,525
		5,031,686
Indonesia — 0.9%
AKR Corporindo Tbk PT	17,790,500	1,566,415
Indocement Tunggal Prakarsa Tbk PT	764,100	485,052
Kalbe Farma Tbk PT	6,621,400	874,805
United Tractors Tbk PT	422,200	826,494
		3,752,766
Ireland — 1.2%
DCC PLC	13,093	701,625
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Flutter Entertainment PLC†	5,807	$ 873,192
Glenveagh Properties PLC*†	2,024,297	1,960,298
Grafton Group PLC	67,194	634,606
Greencore Group PLC†	36,933	28,719
ICON PLC†	1,183	254,865
Kerry Group PLC, Class A	6,448	609,151
Kingspan Group PLC (ISE)	2,305	129,236
Kingspan Group PLC (LSE)	127	7,196
		5,198,888
Israel — 0.6%
Inmode, Ltd.†	70,149	2,693,020
Italy — 2.6%
Azimut Holding SpA	84,863	1,746,712
Brunello Cucinelli SpA	34,138	2,284,447
Carel Industries SpA*	4,115	102,434
Cembre SpA#†	16,618	488,599
Enav SpA*	146,487	648,663
FinecoBank Banca Fineco SpA	29,081	477,466
Gruppo MutuiOnline SpA	5,303	148,318
Infrastrutture Wireless Italiane SpA*	38,967	390,982
Italgas SpA	185,313	1,100,313
Reply SpA†	19,416	2,335,156
Tinexta Spa#	50,262	1,215,077
Unipol Gruppo SpA	61,870	321,063
		11,259,230
Japan — 28.0%
ABC-Mart, Inc.	3,000	151,542
Aeon Delight Co., Ltd.	8,400	179,172
AEON Financial Service Co., Ltd.	73,400	788,772
Air Water, Inc.	22,700	268,298
Amano Corp.	7,241	131,334
Amvis Holdings, Inc.	187,000	4,431,767
Arata Corp.†	4,500	132,608
Argo Graphics, Inc.†	19,600	546,889
Ariake Japan Co., Ltd.	12,900	434,665
As One Corp.#	10,000	450,507
Asante, Inc.	5,000	58,248
Asics Corp.	232,100	5,073,274
Azbil Corp.	23,700	728,238
Bank of Kyoto, Ltd.	17,600	735,372
BayCurrent Consulting, Inc.	87,600	2,885,362
BML, Inc.	17,100	433,592
Central Automotive Products, Ltd.†	1,600	27,654
Chiba Bank, Ltd.†	118,100	718,167
COMSYS Holdings Corp.	10,900	196,139
Comture Corp.#	19,000	363,837
Cosmos Pharmaceutical Corp.#	1,900	193,844
Daifuku Co., Ltd.	2,300	119,629
Daikyonishikawa Corp.	9,387	40,637
Daiseki Co., Ltd.	62,880	2,166,797
Daito Pharmaceutical Co., Ltd.#	18,200	345,270
Demae-Can Co., Ltd.#†	17,500	65,585
DeNA Co., Ltd.	9,700	131,105
Digital Garage, Inc.	10,000	295,626
dip Corp.†	85,400	2,564,278
DMG Mori Co., Ltd.#	212,700	2,865,696
Doshisha Co., Ltd.	3,500	38,923
DTS Corp.†	23,900	577,548
Eiken Chemical Co., Ltd.†	21,800	303,771
Elecom Co., Ltd.†	24,300	260,068
Ezaki Glico Co., Ltd.†	13,200	344,061

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Seal International, Inc.	47,800	$ 655,168
Fuji Soft, Inc.#†	5,600	334,015
Fujimi, Inc.	80,400	4,163,270
Fujitec Co., Ltd.#†	41,400	914,854
Fukuda Denshi Co., Ltd.#†	18,000	549,606
Fukui Computer Holdings, Inc.	6,100	131,766
Fukuoka Financial Group, Inc.	223,100	4,371,661
Fukushima Galilei Co., Ltd.	17,600	561,859
FULLCAST Holdings Co., Ltd.†	21,800	492,772
GungHo Online Entertainment, Inc.#	9,300	140,301
Hachijuni Bank, Ltd.	112,800	428,799
Hamakyorex Co., Ltd.†	3,100	77,679
Heian Ceremony Service Co., Ltd.†	10,400	56,802
Hogy Medical Co., Ltd.	2,600	65,548
IHI Corp.	144,100	3,968,923
Insource Co., Ltd.	123,200	3,052,925
Inter Action Corp.#	13,600	160,511
Iriso Electronics Co., Ltd.†	3,600	126,282
Iwatani Corp.	14,200	599,785
JAFCO Group Co., Ltd.†	7,300	127,404
Japan Exchange Group, Inc.	3,600	52,258
Japan Pure Chemical Co., Ltd.†	1,300	23,675
JCR Pharmaceuticals Co., Ltd.	61,200	863,621
JCU Corp.†	24,300	601,195
Jeol, Ltd.	7,000	236,034
JGC Holdings Corp.	7,560	105,017
JM Holdings Co., Ltd.#	7,500	96,415
JMDC, Inc.†	53,200	2,025,329
Kakaku.com, Inc.	15,900	284,923
Kansai Paint Co., Ltd.	30,000	413,714
Katitas Co., Ltd.	81,100	1,897,224
Kato Sangyo Co., Ltd.†	21,200	543,212
Kawai Musical Instruments Manufacturing Co., Ltd.†	3,200	60,401
KH Neochem Co., Ltd.#†	11,800	240,487
Kikkoman Corp.	3,200	181,676
Kissei Pharmaceutical Co., Ltd.	56,100	1,038,828
Kitanotatsujin Corp.	32,700	72,615
Kobayashi Pharmaceutical Co., Ltd.	7,900	490,302
Koito Manufacturing Co., Ltd.	36,800	587,223
Konami Group Corp.	2,300	108,855
Kureha Corp.	5,400	386,134
Lion Corp.	31,200	332,977
Mebuki Financial Group, Inc.	1,930,500	4,388,292
Medipal Holdings Corp.	22,000	293,827
Meitec Corp.	32,600	609,731
METAWATER Co., Ltd.	31,800	416,837
MISUMI Group, Inc.	6,700	166,255
Mitsubishi Pencil Co., Ltd.#†	6,900	70,306
Mitsui High-Tec, Inc.#†	32,300	1,905,165
MonotaRO Co., Ltd.	19,900	343,604
Morinaga & Co., Ltd.	25,100	675,259
Nabtesco Corp.	23,600	594,894
Nakanishi, Inc.†	65,800	1,377,441
NGK Spark Plug Co., Ltd.	22,500	440,617
Nihon Kohden Corp.	15,000	350,749
Nihon Parkerizing Co., Ltd.†	30,200	219,746
Nippon Television Holdings, Inc.	22,300	172,377
Nishimatsuya Chain Co., Ltd.†	39,000	396,889
Nissei ASB Machine Co., Ltd.†	4,200	129,540
Nitto Denko Corp.	3,600	227,993
NOF Corp.	9,100	385,349
Nohmi Bosai, Ltd.†	19,200	223,681
Security Description	Shares or Principal Amount	Value

Japan (continued)
NS Solutions Corp.	104,000	$ 2,621,561
Obara Group, Inc.#†	3,300	84,154
OBIC Business Consultants Co., Ltd.	2,600	89,445
OBIC Co., Ltd.	19,100	3,042,028
Omron Corp.	5,000	260,888
Oracle Corp. Japan	7,600	450,448
PALTAC Corp.	13,800	435,620
Paramount Bed Holdings Co., Ltd.	39,300	771,167
Park24 Co., Ltd.†	10,200	148,659
Pasona Group, Inc.†	17,600	267,383
PCA Corp.	40,200	380,174
Pole To Win Holdings, Inc.	49,300	338,108
Proto Corp.	32,800	302,473
Rakuten Group, Inc.#	3,200	15,432
Resona Holdings, Inc.	146,100	704,710
Rinnai Corp.	2,600	193,886
Ryohin Keikaku Co., Ltd.	35,600	378,786
S Foods, Inc.†	24,200	514,686
Sagami Rubber Industries Co., Ltd.†	7,700	41,472
San-A Co., Ltd.	2,600	82,173
San-Ai Obbli Co., Ltd.†	89,700	849,918
Sankyu, Inc.†	18,100	656,130
Santen Pharmaceutical Co., Ltd.	58,800	480,358
SCSK Corp.	24,800	400,818
Seino Holdings Co., Ltd.	107,000	943,697
Senko Group Holdings Co., Ltd.†	18,600	137,979
Seria Co., Ltd.	5,400	99,217
SG Holdings Co., Ltd.	31,000	483,135
Shima Seiki Manufacturing, Ltd.	5,600	86,343
Shimadzu Corp.	18,100	558,112
Shimamura Co., Ltd.	1,700	153,835
Shizuoka Financial Group, Inc.	141,000	1,026,179
SHO-BOND Holdings Co., Ltd.#†	70,100	3,092,449
SK Kaken Co., Ltd.	3,200	892,172
SMS Co., Ltd.	110,100	2,942,325
Sohgo Security Services Co., Ltd.	16,300	443,577
Stanley Electric Co., Ltd.	25,000	513,627
Sugi Holdings Co., Ltd.	6,900	313,161
Sundrug Co., Ltd.	30,800	822,434
Suzuken Co., Ltd.	9,700	260,035
T Hasegawa Co., Ltd.	89,600	2,023,529
Taisei Lamick Co., Ltd.†	6,500	145,256
Takasago International Corp.†	4,800	99,880
Takuma Co., Ltd.	28,100	262,896
TBS Holdings, Inc.	26,100	298,704
TechnoPro Holdings, Inc.	171,300	4,766,607
Temairazu, Inc.	7,600	286,817
THK Co., Ltd.	3,300	64,887
TIS, Inc.	16,200	462,648
Toei Co., Ltd.	2,300	318,498
Toho Co., Ltd.	17,500	677,984
Toho Titanium Co., Ltd.#	162,800	3,289,878
Tokyo Seimitsu Co., Ltd.	40,000	1,299,946
Toshiba TEC Corp.†	6,300	170,697
TOTO, Ltd.	3,600	125,215
Toyo Seikan Group Holdings, Ltd.	40,600	473,390
Trancom Co., Ltd.†	2,600	150,672
TS Tech Co., Ltd.	29,000	341,470
Unicharm Corp.	25,300	938,938
USS Co., Ltd.	14,100	236,926
Yamato Holdings Co., Ltd.	38,700	647,263
Zenkoku Hosho Co., Ltd.†	5,400	200,694
Zojirushi Corp.#	5,100	59,899

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ZOZO, Inc.	38,500	$ 969,748
Zuken, Inc.†	16,100	390,204
		119,040,272
Jersey — 0.4%
Breedon Group PLC	2,187,176	1,596,519
Luxembourg — 0.7%
Befesa SA*	13,030	552,190
Eurofins Scientific SE	1,046	73,408
Subsea 7 SA	201,643	2,268,937
		2,894,535
Malaysia — 0.2%
Alliance Bank Malaysia Bhd	980,700	854,494
Mauritius — 0.2%
MakeMyTrip, Ltd.†	32,000	950,080
Mexico — 2.6%
Banco del Bajio SA*	660,313	2,145,487
Bolsa Mexicana de Valores SAB de CV	220,500	435,309
Corp Inmobiliaria Vesta SAB de CV	1,063,114	2,374,291
GCC SAB de CV#	35,011	250,470
Genomma Lab Internacional SAB de CV, Class B	462,783	372,980
Gruma SAB de CV, Class B	26,942	333,542
Grupo Aeroportuario del Centro Norte SAB de CV	513,523	4,457,861
Grupo Aeroportuario del Sureste SAB de CV ADR	1,083	267,815
Operadora De Sites Mexicanos SAB de CV	249,400	276,881
Prologis Property Mexico SA de CV	70,158	214,467
		11,129,103
Netherlands — 1.0%
Aalberts NV†	9,794	393,860
ASM International NV	2,580	724,198
Euronext NV*	7,276	559,179
IMCD NV	6,554	975,443
Just Eat Takeaway.com NV (LSE)*#†	2,264	52,608
Just Eat Takeaway.com NV (XAMS)*#†	37,830	885,546
Wolters Kluwer NV	5,541	612,034
		4,202,868
New Zealand — 0.3%
Arvida Group, Ltd.#	144,926	112,487
Fletcher Building, Ltd.	52,767	169,546
Freightways, Ltd.	63,863	403,051
Mainfreight, Ltd.	7,844	355,631
Ryman Healthcare, Ltd.†	48,611	204,135
		1,244,850
Norway — 1.2%
Aker Solutions ASA	494,255	1,803,309
Borregaard ASA	4,031	64,313
TOMRA Systems ASA	177,158	3,417,593
		5,285,215
Philippines — 0.4%
Metropolitan Bank & Trust Co.	814,572	831,538
Universal Robina Corp.	407,030	961,402
		1,792,940
Security Description	Shares or Principal Amount	Value

Portugal — 0.3%
Galp Energia SGPS SA#	69,302	$ 851,665
NOS SGPS SA	67,342	271,221
		1,122,886
Russia — 0.0%
Detsky Mir PJSC*(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 0.8%
CapitaLand India Trust	375,700	325,426
Capitaland Investment, Ltd.	155,800	424,125
CDL Hospitality Trusts	13,672	11,963
City Developments, Ltd.	87,100	533,524
Mapletree Pan Asia Commercial Trust	307,900	390,363
Singapore Technologies Engineering, Ltd.	370,200	939,213
Venture Corp., Ltd.	67,563	867,827
		3,492,441
South Africa — 1.6%
AVI, Ltd.†	123,513	524,615
Clicks Group, Ltd.	106,289	1,817,280
Motus Holdings, Ltd.	318,528	2,150,304
Transaction Capital, Ltd.	945,362	2,095,021
		6,587,220
South Korea — 2.4%
Amorepacific Corp.	6,299	634,972
CJ CheilJedang Corp.	5,422	1,636,185
Doosan Bobcat, Inc.	25,412	696,058
Douzone Bizon Co., Ltd.	13,675	378,259
Hite Jinro Co., Ltd.	55,890	1,122,089
LEENO Industrial, Inc.†	11,098	1,470,965
LS Electric Co., Ltd.†	19,129	846,531
NCSoft Corp.	1,413	514,430
Orion Corp.	11,066	992,577
Samsung Fire & Marine Insurance Co., Ltd.†	5,206	815,050
Samyang Foods Co., Ltd.	10,288	881,059
		9,988,175
Spain — 1.9%
Amadeus IT Group SA†	19,161	1,043,212
Banco de Sabadell SA	2,863,676	2,672,063
Cellnex Telecom SA*#	45,823	1,586,461
Melia Hotels International SA†	356,531	1,947,414
Viscofan SA	11,853	742,580
		7,991,730
Sweden — 1.2%
Catena AB	52,414	1,860,964
Essity AB, Class B	26,968	663,339
Fortnox AB	464,277	2,077,532
Karnov Group AB†	37,488	197,856
Saab AB, Series B	4,373	161,654
Thule Group AB*	8,663	201,916
		5,163,261
Switzerland — 1.2%
DKSH Holding AG	1,430	107,966
Julius Baer Group, Ltd.	12,219	707,615
Kardex Holding AG†	2,862	468,984
Partners Group Holding AG	104	104,112
SIG Group AG	49,679	1,103,146
Sika AG	5,263	1,357,147

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sonova Holding AG	3,210	$ 822,681
Straumann Holding AG	352	41,436
Temenos AG	2,586	160,584
VAT Group AG*	945	267,985
		5,141,656
Taiwan — 2.1%
Advantech Co., Ltd.	83,571	918,684
Chroma ATE, Inc.†	164,000	1,062,569
E.Sun Financial Holding Co., Ltd.†	609,206	491,566
Eclat Textile Co., Ltd.	16,000	241,255
Lotes Co., Ltd.	100,000	2,847,441
Tripod Technology Corp.†	209,000	661,227
Voltronic Power Technology Corp.	10,675	605,890
Wafer Works Corp.†	1,136,000	1,731,854
Win Semiconductors Corp.	88,000	455,844
		9,016,330
Thailand — 0.5%
AEON Thana Sinsap Thailand PCL†	76,700	349,081
Land & Houses PCL	5,876,900	1,599,837
		1,948,918
Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS†	65,688	106,409
United Kingdom — 10.2%
4imprint Group PLC†	3,096	159,204
Abcam PLC ADR†	15,453	247,866
Admiral Group PLC	6,643	162,180
Allfunds Group PLC	20,345	151,593
Auto Trader Group PLC*	54,244	376,292
Babcock International Group PLC†	43,488	149,391
Beazley PLC	322,287	2,541,080
Bellway PLC	19,157	464,984
Big Yellow Group PLC	32,960	433,408
Britvic PLC	20,451	198,189
Bunzl PLC	24,163	887,505
Burberry Group PLC	17,930	473,205
Capricorn Energy PLC†	16,867	50,700
Coats Group PLC†	166,994	134,217
Compass Group PLC	41,888	949,692
ConvaTec Group PLC*	118,361	328,381
Cranswick PLC	33,131	1,242,917
Croda International PLC	21,671	1,779,720
Dechra Pharmaceuticals PLC†	26,826	887,924
EMIS Group PLC	15,264	345,371
Essentra PLC	356,036	1,051,898
Forterra PLC*	449,304	1,096,183
Future PLC	64,854	1,106,201
Greggs PLC	52,666	1,481,657
Halma PLC	17,429	465,838
Hargreaves Lansdown PLC	13,670	141,075
Helios Towers PLC†	95,511	132,589
Howden Joinery Group PLC	52,145	369,993
Inchcape PLC	298,365	3,001,538
Intertek Group PLC	15,559	762,085
Johnson Service Group PLC	70,097	81,035
Keywords Studios PLC	112,792	4,011,158
Marshalls PLC†	33,309	116,577
Moneysupermarket.com Group PLC	220,476	504,961
Noble Corp. PLC†	64,343	2,336,177
PageGroup PLC	241,843	1,405,783
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
PZ Cussons PLC†	11,372	$ 28,408
Rathbones Group PLC	25,414	651,974
Rightmove PLC	91,706	618,526
Rotork PLC	69,539	256,824
RS Group PLC	657,206	7,423,716
Sage Group PLC	20,315	195,926
Savills PLC	81,073	928,144
Schroders PLC	118,998	637,495
Shaftesbury PLC#	41,369	180,274
Smith & Nephew PLC	55,990	732,779
Spirax-Sarco Engineering PLC	3,375	464,704
Tate & Lyle PLC	11,761	104,804
UNITE Group PLC	88,052	987,450
		43,239,591
United States — 0.0%
PerkinElmer, Inc.	645	90,126
Thoughtworks Holding, Inc.†	3,936	35,896
		126,022
Total Common Stocks (cost $400,768,399)		392,276,231
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
United States — 1.9%
iShares MSCI India Small-Cap ETF (cost $9,014,303)	148,968	8,124,715
Total Long-Term Investment Securities (cost $409,782,702)		400,400,946
SHORT-TERM INVESTMENTS — 2.3%
Unaffiliated Investment Companies — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(3)(4) (cost $9,612,769)	9,612,769	9,612,769
REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $9,440,121 and collateralized by $10,323,500 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $9,628,677 (cost $9,439,824)	$ 9,439,824	9,439,824
TOTAL INVESTMENTS (cost $428,835,295)(5)	98.6%	419,453,539
Other assets less liabilities	1.4	6,154,760
NET ASSETS	100.0%	$425,608,299
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $16,482,229 representing 3.9% of net assets.

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.00%
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021
		205,642	256,066	0	0.00	0.00
				$0		0.00%
(3)	The rate shown is the 7-day yield as of November 30, 2022.
(4)	At November 30, 2022, the Fund had loaned securities with a total value of $20,243,114. This was secured by collateral of $9,612,769, which was received in cash and subsequently invested in short-term investments currently valued at $9,612,769 as reported in the Portfolio of Investments. Additional collateral of $11,845,823 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	01/24/2023 to 02/23/2023	$ 1,559,648
United States Treasury Notes/Bonds	0.13% to 6.62%	12/31/2022 to 02/15/2052	10,286,175
(5)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BDR—Brazilian Depositary Receipt
ETF—Exchange Traded Fund
ISE—Irish Stock Exchange
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 1,917,923	$ 4,069,652	$—	$ 5,987,575
Brazil	13,762,714	—	—	13,762,714
British Virgin Islands	1,962,919	—	—	1,962,919
Canada	29,113,979	—	—	29,113,979
Cayman Islands	965,808	6,963,575	—	7,929,383
Chile	605,029	—	—	605,029
Ireland	254,865	4,944,023	—	5,198,888
Israel	2,693,020	—	—	2,693,020
Japan	1,918,351	117,121,921	—	119,040,272
Mauritius	950,080	—	—	950,080
Mexico	11,129,103	—	—	11,129,103
Russia	—	—	0	0
Thailand	1,948,918	—	—	1,948,918
United Kingdom	2,584,043	40,655,548	—	43,239,591
United States	126,022	—	—	126,022
Other Countries	—	148,588,738	—	148,588,738
Unaffiliated Investment Companies	8,124,715	—	—	8,124,715
Short-Term Investments	9,612,769	—	—	9,612,769
Repurchase Agreements	—	9,439,824	—	9,439,824
Total Investments at Value	$87,670,258	$331,783,281	$ 0	$419,453,539
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Insurance	7.4%
Banks	6.7
Pharmaceuticals	5.3
Repurchase Agreements	4.9
Chemicals	4.2
Telecommunications	4.0
Oil & Gas	3.5
Commercial Services	3.1
Food	3.1
Semiconductors	2.8
Healthcare-Products	2.6
Cosmetics/Personal Care	2.3
Diversified Financial Services	2.2
Auto Manufacturers	2.2
Machinery-Diversified	2.1
Distribution/Wholesale	2.1
Electric	2.0
Transportation	1.9
Engineering & Construction	1.8
Software	1.8
Retail	1.7
Real Estate	1.7
REITS	1.7
Electrical Components & Equipment	1.5
Building Materials	1.5
Mining	1.5
Iron/Steel	1.4
Electronics	1.3
Apparel	1.3
Auto Parts & Equipment	1.3
Investment Companies	1.2
Biotechnology	1.2
Machinery-Construction & Mining	1.1
Healthcare-Services	0.9
Computers	0.9
Beverages	0.9
Gas	0.9
Home Furnishings	0.8
Private Equity	0.8
Internet	0.7
Water	0.6
Food Service	0.6
Media	0.6
Short-Term Investments	0.5
Advertising	0.5
Metal Fabricate/Hardware	0.5
Entertainment	0.5
Forest Products & Paper	0.5
Toys/Games/Hobbies	0.4
Office/Business Equipment	0.4
Household Products/Wares	0.4
Home Builders	0.4
Lodging	0.3
Hand/Machine Tools	0.3
Leisure Time	0.3
Miscellaneous Manufacturing	0.3
Pipelines	0.2
Energy-Alternate Sources	0.2
Holding Companies-Diversified	0.1
97.9%
Country Allocation*
Japan	21.8%
United Kingdom	11.2

France	9.8%
Switzerland	8.6
Australia	7.0
Germany	6.0
Netherlands	5.9
United States	5.4
Sweden	3.1
Denmark	2.9
Hong Kong	2.6
Italy	1.9
Spain	1.8
Finland	1.4
Singapore	1.2
Norway	1.1
Belgium	1.0
Cayman Islands	0.9
Israel	0.8
Ireland	0.8
Austria	0.6
Portugal	0.6
Jersey	0.6
Luxembourg	0.5
New Zealand	0.3
SupraNational	0.1
97.9%
*	Calculated as a percentage of net assets

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.5%
Australia — 7.0%
Ampol, Ltd.	24,450	$ 475,902
APA Group	78,325	599,897
ASX, Ltd.	5,887	284,448
Aurizon Holdings, Ltd.	124,984	324,526
BlueScope Steel, Ltd.	52,281	630,051
Brambles, Ltd.	53,194	435,299
Cochlear, Ltd.	2,474	364,912
Coles Group, Ltd.	49,058	567,093
Computershare, Ltd.	18,983	359,271
CSL, Ltd.	12,823	2,634,300
Dexus	29,402	162,596
Evolution Mining, Ltd.	146,743	270,883
Fortescue Metals Group, Ltd.	80,670	1,073,691
Goodman Group	53,320	704,590
GPT Group	64,357	199,221
Lendlease Corp., Ltd.	15,962	83,939
Macquarie Group, Ltd.	12,862	1,591,170
Mineral Resources, Ltd.	12,454	753,709
Mirvac Group	130,811	201,459
Newcrest Mining, Ltd.	54,459	742,998
Northern Star Resources, Ltd.	67,951	493,200
Origin Energy, Ltd.	28,376	153,928
QBE Insurance Group, Ltd.	38,536	341,505
Ramsay Health Care, Ltd.	9,762	436,154
Santos, Ltd.	215,263	1,083,776
Scentre Group	288,584	590,246
Sonic Healthcare, Ltd.	33,490	742,939
South32, Ltd.	305,749	845,278
Stockland †	89,385	233,567
Suncorp Group, Ltd.	57,148	467,738
Telstra Group, Ltd.†	201,740	544,985
Transurban Group	137,701	1,351,853
Vicinity, Ltd.	173,414	241,862
Washington H. Soul Pattinson & Co., Ltd.†	33,670	655,558
WiseTech Global, Ltd.	3,358	133,535
Woodside Energy Group, Ltd.	67,944	1,714,398
		22,490,477
Austria — 0.6%
Erste Group Bank AG	10,063	316,800
OMV AG	17,561	931,551
Verbund AG	1,691	153,495
voestalpine AG	25,828	703,259
		2,105,105
Belgium — 1.0%
Ageas SA/NV	2,665	107,522
D'ieteren Group	1,167	222,624
Elia Group SA	840	119,689
Groupe Bruxelles Lambert NV	8,502	689,464
KBC Group NV	12,810	716,919
Proximus SADP	14,455	150,503
Sofina SA	282	61,734
Solvay SA, Class A	3,781	371,006
UCB SA	8,370	670,974
Umicore SA	5,185	188,282
		3,298,717
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	8,500	43,138
Hongkong Land Holdings, Ltd.	14,100	56,704
		99,842
Security Description	Shares or Principal Amount	Value

Cayman Islands — 0.9%
Chow Tai Fook Jewellery Group, Ltd.	110,800	$ 195,698
CK Asset Holdings, Ltd.	107,808	647,560
CK Hutchison Holdings, Ltd.	110,000	644,779
ESR Group, Ltd.*	63,800	145,673
Futu Holdings, Ltd. ADR†	1,189	73,112
Sea, Ltd. ADR†	7,846	457,971
SITC International Holdings Co., Ltd.	32,000	70,043
WH Group, Ltd.*	441,000	261,249
Wharf Real Estate Investment Co., Ltd.	57,000	265,030
Xinyi Glass Holdings, Ltd.	43,000	83,620
		2,844,735
Denmark — 2.9%
Chr. Hansen Holding A/S	2,681	166,904
Demant A/S†	2,709	77,524
DSV A/S	5,403	855,792
Genmab A/S†	1,709	788,329
Novo Nordisk A/S, Class B	47,461	5,941,628
Novozymes A/S, Class B	4,455	260,169
Orsted A/S*	4,983	437,639
Pandora A/S	3,873	294,698
Vestas Wind Systems A/S	21,644	560,554
		9,383,237
Finland — 1.4%
Elisa Oyj	350	18,216
Kone Oyj, Class B	5,520	277,492
Neste Oyj	16,160	831,514
Nokia Oyj	142,575	698,397
Nordea Bank Abp	129,319	1,365,532
Orion Oyj, Class B	5,734	303,677
Sampo Oyj, Class A	5,815	295,787
UPM-Kymmene Oyj	16,793	619,533
		4,410,148
France — 9.8%
Accor SA†	5,321	143,022
Aeroports de Paris†	1,616	248,214
Air Liquide SA	18,961	2,776,081
Alstom SA	5,687	150,628
Amundi SA*	2,319	131,489
Arkema SA	3,642	326,155
AXA SA	89,317	2,555,075
BioMerieux	1,051	106,718
BNP Paribas SA	34,568	1,957,067
Bouygues SA	21,980	677,995
Bureau Veritas SA	1,582	41,770
Capgemini SE	5,513	1,003,754
Carrefour SA	32,989	565,089
Cie Generale des Etablissements Michelin SCA	34,654	979,516
Covivio	2,116	122,477
Credit Agricole SA	43,081	440,435
Danone SA	28,824	1,506,233
Dassault Systemes SE	22,871	858,085
Edenred	7,442	411,170
Eiffage SA	6,233	618,770
EssilorLuxottica SA	11,448	2,148,318
Eurazeo SE	2,946	187,058
Gecina SA	1,629	159,922
Getlink SE	17,604	291,781
Hermes International	1,352	2,222,271
Ipsen SA	3,833	428,818
Klepierre SA	10,717	249,711
Legrand SA	5,563	460,023

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
L'Oreal SA	9,553	$ 3,612,999
Publicis Groupe SA	9,462	625,811
Sartorius Stedim Biotech	1,282	439,666
Schneider Electric SE	14,510	2,151,811
Sodexo SA	3,285	315,535
Ubisoft Entertainment SA†	1,260	35,522
Valeo	4,414	84,158
Veolia Environnement SA	22,993	593,333
Vinci SA	12,565	1,279,300
Vivendi SE	18,899	171,058
Wendel SE	1,393	130,472
Worldline SA*†	6,614	316,612
		31,523,922
Germany — 6.0%
adidas AG	5,624	717,156
Bayerische Motoren Werke AG	23,239	2,087,250
Bayerische Motoren Werke AG (Preference Shares)	3,887	334,668
Beiersdorf AG	8,478	918,634
Brenntag SE	2,501	156,314
Carl Zeiss Meditec AG	842	113,308
Commerzbank AG†	35,196	294,276
Continental AG	4,401	262,482
Covestro AG*	5,526	220,544
Delivery Hero SE*†	3,027	130,488
Deutsche Boerse AG	6,083	1,115,863
Evonik Industries AG	7,662	149,445
Hannover Rueck SE	1,706	322,863
HeidelbergCement AG	6,870	372,291
HelloFresh SE†	3,798	92,823
Henkel AG & Co. KGaA	4,370	289,853
Henkel AG & Co. KGaA (Preference Shares)	11,874	845,601
Infineon Technologies AG	33,428	1,098,829
KION Group AG	1,780	49,918
Knorr-Bremse AG	1,173	66,392
Merck KGaA	7,406	1,341,862
Muenchener Rueckversicherungs-Gesellschaft AG	5,888	1,855,176
Nemetschek SE	1,545	75,183
Puma SE	5,773	292,734
SAP SE	29,849	3,230,569
Sartorius AG	1,172	435,801
Siemens Healthineers AG*	14,328	756,455
Symrise AG	3,954	448,399
Telefonica Deutschland Holding AG	111,457	265,736
United Internet AG	5,332	112,140
Vonovia SE	30,597	750,758
Zalando SE*†	4,410	136,545
		19,340,356
Hong Kong — 2.6%
AIA Group, Ltd.	310,600	3,167,805
BOC Hong Kong Holdings, Ltd.	131,500	420,436
Hang Lung Properties, Ltd.	53,000	97,893
Hang Seng Bank, Ltd.	22,900	354,623
Henderson Land Development Co., Ltd.	92,503	306,697
Hong Kong & China Gas Co., Ltd.	420,252	359,681
Hong Kong Exchanges & Clearing, Ltd.	30,800	1,229,196
Link REIT	40,100	272,829
MTR Corp., Ltd.	80,000	387,432
New World Development Co., Ltd.	51,250	122,659
Power Assets Holdings, Ltd.	45,500	235,160
Sun Hung Kai Properties, Ltd.	53,000	640,908
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Swire Pacific, Ltd., Class A	32,000	$ 250,895
Swire Properties, Ltd.	56,400	126,507
Techtronic Industries Co., Ltd.	32,000	385,346
		8,358,067
Ireland — 0.8%
CRH PLC	25,808	1,033,138
DCC PLC	7,665	410,750
James Hardie Industries PLC	6,365	126,240
Kerry Group PLC, Class A	8,238	778,255
Smurfit Kappa Group PLC	3,683	134,241
		2,482,624
Israel — 0.8%
Bank Hapoalim BM	47,744	465,858
Bank Leumi Le-Israel BM	64,704	595,222
Check Point Software Technologies, Ltd.†	3,853	511,794
CyberArk Software, Ltd.†	413	61,566
ICL Group, Ltd.	30,860	258,592
Mizrahi Tefahot Bank, Ltd.†	2,702	100,643
NICE, Ltd.†	1,827	354,581
Wix.com, Ltd.†	989	89,495
ZIM Integrated Shipping Services, Ltd.#	3,260	68,525
		2,506,276
Italy — 1.9%
Amplifon SpA	4,628	131,717
Assicurazioni Generali SpA	80,258	1,435,198
DiaSorin SpA	895	119,807
FinecoBank Banca Fineco SpA	15,005	246,359
Infrastrutture Wireless Italiane SpA*	5,868	58,877
Mediobanca Banca di Credito Finanziario SpA	58,473	568,330
Moncler SpA	11,217	589,305
Nexi SpA*†	8,177	72,177
Poste Italiane SpA*	46,399	459,821
Prysmian SpA	2,958	104,139
Recordati Industria Chimica e Farmaceutica SpA	15,885	681,165
Snam SpA	199,615	1,024,014
Terna - Rete Elettrica Nazionale SpA	79,232	610,899
		6,101,808
Japan — 21.8%
Advantest Corp.	2,700	185,643
Aeon Co., Ltd.	26,900	555,461
Aisin Corp.	4,000	110,351
Ajinomoto Co., Inc.	28,600	899,578
ANA Holdings, Inc.†	6,400	137,533
Astellas Pharma, Inc.	87,000	1,353,596
Bridgestone Corp.	21,100	801,288
Canon, Inc.	28,800	670,369
Central Japan Railway Co.	6,300	760,994
Chiba Bank, Ltd.†	8,200	49,864
Chubu Electric Power Co., Inc.	3,400	31,839
Chugai Pharmaceutical Co., Ltd.	28,400	754,910
Dai-ichi Life Holdings, Inc.	29,300	544,765
Daiichi Sankyo Co., Ltd.	54,200	1,795,118
Daikin Industries, Ltd.	4,900	810,904
Denso Corp.	16,300	903,386
Dentsu Group, Inc.	4,600	148,991
East Japan Railway Co.	10,600	603,296
Eisai Co., Ltd.	10,900	747,694
ENEOS Holdings, Inc.	318,700	1,078,862
FANUC Corp.	4,800	718,967
Fast Retailing Co., Ltd.	1,000	594,232

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
FUJIFILM Holdings Corp.	10,400	$ 562,616
Fujitsu, Ltd.	3,100	420,940
Hankyu Hanshin Holdings, Inc.†	8,200	256,345
Hitachi, Ltd.	26,900	1,445,626
Hoya Corp.	9,500	983,497
Idemitsu Kosan Co., Ltd.	24,600	577,912
Inpex Corp.	63,800	707,847
Isuzu Motors, Ltd.	28,300	371,604
Ito En, Ltd.	5,900	228,272
ITOCHU Corp.	18,500	582,856
Japan Airlines Co., Ltd.†	3,800	75,273
JFE Holdings, Inc.	46,200	515,873
Kajima Corp.	23,400	265,104
Kao Corp.	17,900	714,338
KDDI Corp.	53,500	1,601,217
Keio Corp.	2,100	78,617
Keyence Corp.	4,800	2,041,250
Kintetsu Group Holdings Co., Ltd.	3,100	110,634
Kobayashi Pharmaceutical Co., Ltd.	400	24,825
Komatsu, Ltd.	26,600	619,460
Kose Corp.	1,300	138,482
Kubota Corp.	27,700	411,677
Kyocera Corp.	6,400	328,106
Kyowa Kirin Co., Ltd.	16,800	390,823
Lasertec Corp.†	800	151,223
M3, Inc.†	8,000	250,555
Marubeni Corp.	56,700	643,179
Mazda Motor Corp.	45,300	363,417
MEIJI Holdings Co., Ltd.	8,500	407,888
Mitsubishi Chemical Group Corp.	62,000	331,347
Mitsubishi Corp.	40,300	1,358,579
Mitsubishi Electric Corp.	33,800	341,360
Mitsubishi Estate Co., Ltd.	39,100	555,395
Mitsubishi UFJ Financial Group, Inc.	271,400	1,487,225
Mitsui & Co., Ltd.	48,100	1,403,150
Mitsui Fudosan Co., Ltd.	27,400	557,104
Mizuho Financial Group, Inc.	46,500	579,890
MS&AD Insurance Group Holdings, Inc.	13,600	406,881
Murata Manufacturing Co., Ltd.	15,300	841,674
Nexon Co., Ltd.	8,700	184,962
Nidec Corp.	9,100	575,555
Nintendo Co., Ltd.	30,100	1,295,375
Nippon Express Holdings, Inc.	2,600	153,754
Nippon Paint Holdings Co., Ltd.	12,500	103,202
Nippon Shinyaku Co., Ltd.	1,600	94,901
Nippon Steel Corp.	56,300	901,463
Nippon Telegraph & Telephone Corp.	52,000	1,440,919
Nippon Yusen KK	11,600	257,677
Nisshin Seifun Group, Inc.	17,100	200,997
Nissin Foods Holdings Co., Ltd.	2,100	160,012
Nitori Holdings Co., Ltd.	1,000	114,680
Nomura Holdings, Inc.	65,900	238,965
NTT Data Corp.	12,900	199,442
Obayashi Corp.	17,100	127,872
Odakyu Electric Railway Co., Ltd.	5,900	77,553
Ono Pharmaceutical Co., Ltd.	30,800	790,827
Oriental Land Co., Ltd.	5,600	808,895
ORIX Corp.	46,000	742,499
Osaka Gas Co., Ltd.	29,200	451,522
Otsuka Holdings Co., Ltd.	29,000	994,636
Pan Pacific International Holdings Corp.	4,000	69,852
Rakuten Group, Inc.	8,300	40,026
Security Description	Shares or Principal Amount	Value

Japan (continued)
Recruit Holdings Co., Ltd.	31,500	$ 1,005,429
Renesas Electronics Corp.†	13,500	133,702
Resona Holdings, Inc.	68,300	329,444
Secom Co., Ltd.	4,000	247,993
Sekisui House, Ltd.	11,400	213,671
SG Holdings Co., Ltd.	4,800	74,808
Shimano, Inc.	1,600	275,654
Shin-Etsu Chemical Co., Ltd.	11,500	1,489,768
Shionogi & Co., Ltd.	13,100	665,939
Shiseido Co., Ltd.	13,300	568,483
Shizuoka Financial Group, Inc.	4,700	34,206
SMC Corp.	1,500	686,146
SoftBank Corp.	72,600	791,658
SoftBank Group Corp.	28,400	1,246,321
Sony Group Corp.	29,500	2,441,783
Subaru Corp.	39,100	673,486
Sumitomo Chemical Co., Ltd.	46,600	169,761
Sumitomo Corp.	39,800	654,453
Sumitomo Electric Industries, Ltd.	44,800	525,860
Sumitomo Metal Mining Co., Ltd.	20,100	686,069
Sumitomo Mitsui Financial Group, Inc.	46,100	1,562,716
Sumitomo Realty & Development Co., Ltd.	11,500	313,497
Suntory Beverage & Food, Ltd.	17,800	605,357
Suzuki Motor Corp.	17,900	644,983
Sysmex Corp.	4,800	294,161
TDK Corp.	4,100	147,860
Terumo Corp.	19,900	589,291
Tobu Railway Co., Ltd.	400	9,655
Tokio Marine Holdings, Inc.	50,600	1,044,608
Tokyo Electron, Ltd.	3,200	1,096,502
Tokyo Gas Co., Ltd.	25,900	477,625
Tokyu Corp.	14,000	178,660
Toppan, Inc.	600	9,368
Toray Industries, Inc.	43,700	237,018
TOTO, Ltd.	800	27,825
Toyota Industries Corp.	5,200	298,214
Toyota Tsusho Corp.	5,400	209,063
Unicharm Corp.	18,400	682,864
Welcia Holdings Co., Ltd.	1,500	33,177
West Japan Railway Co.	7,800	331,492
Yakult Honsha Co., Ltd.	6,600	421,200
Yamaha Motor Co., Ltd.	26,600	665,457
Z Holdings Corp.	39,900	108,727
		70,319,242
Jersey — 0.6%
Ferguson PLC	8,777	995,195
WPP PLC	79,185	842,158
		1,837,353
Luxembourg — 0.5%
Aroundtown SA	45,646	109,324
Eurofins Scientific SE	2,454	172,220
Tenaris SA	69,384	1,210,545
		1,492,089
Netherlands — 5.9%
ABN AMRO Bank NV CVA*	20,953	272,059
Adyen NV*†	497	774,890
Akzo Nobel NV	7,750	560,682
Argenx SE †	1,425	571,079
ASM International NV	633	177,681
ASML Holding NV	9,577	5,825,413
BNP Paribas Emissions- und Handelsgesellschaft mbH†	116,180	1,412,609

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
CNH Industrial NV	37,283	$ 606,186
EXOR NV†	8,358	659,731
Ferrari NV	6,324	1,401,630
JDE Peet's NV	9,655	300,067
Just Eat Takeaway.com NV *†	4,786	112,033
Koninklijke Ahold Delhaize NV	29,715	861,526
Koninklijke DSM NV	6,229	810,134
Koninklijke KPN NV	162,616	498,753
NN Group NV	14,734	632,815
Prosus NV	21,872	1,438,396
QIAGEN NV†	8,125	400,864
STMicroelectronics NV	16,055	621,244
Universal Music Group NV	24,562	588,423
Wolters Kluwer NV	6,025	665,494
		19,191,709
New Zealand — 0.3%
Auckland International Airport, Ltd.†	66,347	336,366
Fisher & Paykel Healthcare Corp., Ltd.	13,669	205,371
Mercury NZ, Ltd.	17,150	59,679
Meridian Energy, Ltd.	32,734	101,616
Spark New Zealand, Ltd.	27,294	88,957
Xero, Ltd.†	2,150	106,299
		898,288
Norway — 1.1%
Aker BP ASA	15,872	553,735
DNB Bank ASA	11,133	218,010
Equinor ASA	49,586	1,909,919
Mowi ASA	19,894	315,016
Orkla ASA	41,957	298,470
Telenor ASA	20,071	194,349
Yara International ASA	4,126	188,892
		3,678,391
Portugal — 0.6%
EDP - Energias de Portugal SA	141,009	670,026
Galp Energia SGPS SA	65,041	799,301
Jeronimo Martins SGPS SA	16,614	369,242
		1,838,569
Singapore — 1.2%
DBS Group Holdings, Ltd.	54,900	1,427,482
Keppel Corp., Ltd.	31,100	173,809
Oversea-Chinese Banking Corp., Ltd.	113,200	1,039,139
Singapore Telecommunications, Ltd.	308,200	619,946
United Overseas Bank, Ltd.	24,700	569,842
		3,830,218
Spain — 1.8%
Aena SME SA*†	5,918	771,316
Amadeus IT Group SA†	14,862	809,154
Cellnex Telecom SA*	13,789	477,396
Enagas SA	30,770	552,652
Ferrovial SA	32,681	886,299
Grifols SA†	15,495	166,755
Industria de Diseno Textil SA	29,331	760,462
Red Electrica Corp. SA	35,053	616,054
Telefonica SA	255,256	950,476
		5,990,564
SupraNational — 0.1%
Unibail-Rodamco-Westfield †	3,797	205,166
Security Description	Shares or Principal Amount	Value

Sweden — 3.1%
Assa Abloy AB, Class B	15,992	$ 369,267
Atlas Copco AB, Class A	68,959	869,078
Boliden AB	19,793	748,860
Embracer Group AB†	10,243	43,732
Epiroc AB, Class B	22,606	379,684
EQT AB	3,203	74,513
Essity AB, Class B	34,817	856,403
H & M Hennes & Mauritz AB, Class B	20,848	235,753
Hexagon AB, Class B	40,043	463,196
Industrivarden AB, Class A	1,269	32,946
Industrivarden AB, Class C†	3,113	80,318
Investor AB, Class B	103,503	1,937,179
Sandvik AB	31,143	570,559
Skandinaviska Enskilda Banken AB, Class A	64,601	747,374
Svenska Cellulosa AB SCA, Class B	5,511	75,470
Svenska Handelsbanken AB, Class A	57,867	588,226
Telefonaktiebolaget LM Ericsson, Class B	91,950	579,065
Volvo AB, Class B	60,551	1,125,783
Volvo Car AB, Class B†	20,585	104,051
		9,881,457
Switzerland — 8.6%
ABB, Ltd.	74,124	2,335,017
Adecco Group AG	6,866	235,365
Alcon, Inc.	20,304	1,404,757
Bachem Holding AG	1,085	107,425
Baloise Holding AG	3,303	502,420
Clariant AG	33,012	539,646
Coca-Cola HBC AG	38,444	944,406
EMS-Chemie Holding AG	853	600,381
Geberit AG	1,807	875,572
Givaudan SA	421	1,435,857
Julius Baer Group, Ltd.	14,086	815,735
Kuehne & Nagel International AG	2,659	646,481
Logitech International SA	7,111	431,495
Lonza Group AG	2,989	1,579,789
Partners Group Holding AG	1,132	1,133,220
Schindler Holding AG	223	40,016
Schindler Holding AG (Participation Certificate)	3,474	662,027
SGS SA	319	745,905
Sika AG	5,917	1,525,792
Sonova Holding AG	2,426	621,752
Straumann Holding AG	4,706	553,971
Swatch Group AG	4,150	1,100,635
Swiss Life Holding AG	2,679	1,443,440
Swiss Prime Site AG	3,413	285,646
Swiss Re AG	17,311	1,562,102
Swisscom AG	2,680	1,440,597
Temenos AG	2,540	157,727
VAT Group AG*	713	202,194
Zurich Insurance Group AG	7,810	3,781,970
		27,711,340
United Kingdom — 11.2%
3i Group PLC	57,351	949,562
Abrdn PLC	119,489	279,912
Admiral Group PLC	6,456	157,615
Antofagasta PLC	55,678	956,061
Ashtead Group PLC	15,723	958,294
Auto Trader Group PLC*	27,182	188,562
AVEVA Group PLC	7,982	306,013
Aviva PLC	176,464	957,240
Barratt Developments PLC	43,774	211,229

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Berkeley Group Holdings PLC	5,167	$ 238,336
British Land Co. PLC	73,716	355,959
BT Group PLC	377,407	552,652
Bunzl PLC	13,917	511,170
Burberry Group PLC	32,307	852,641
Coca-Cola Europacific Partners PLC	14,865	789,183
Compass Group PLC	66,260	1,502,258
Croda International PLC	6,275	515,331
Halma PLC	20,659	552,169
Hargreaves Lansdown PLC	17,936	185,100
Hikma Pharmaceuticals PLC	31,754	579,306
Informa PLC	75,897	570,144
InterContinental Hotels Group PLC	11,885	699,309
Intertek Group PLC	11,056	541,527
J Sainsbury PLC	188,195	508,122
JD Sports Fashion PLC	147,296	230,689
Johnson Matthey PLC	13,093	331,817
Kingfisher PLC	99,076	289,385
Land Securities Group PLC	64,520	486,245
Legal & General Group PLC	294,866	909,248
Lloyds Banking Group PLC	2,500,028	1,439,613
London Stock Exchange Group PLC	10,185	1,024,109
M&G PLC	82,420	193,106
Mondi PLC	29,418	548,247
National Grid PLC	182,519	2,253,637
Next PLC	8,256	589,158
Ocado Group PLC†	19,155	145,335
Pearson PLC	32,547	391,332
Persimmon PLC	14,556	223,426
Phoenix Group Holdings PLC	22,927	165,148
Prudential PLC	76,893	917,408
RELX PLC	74,580	2,088,101
Rentokil Initial PLC	86,618	572,492
Sage Group PLC	75,798	731,024
Schroders PLC	87,960	471,218
Segro PLC	60,345	586,127
Severn Trent PLC	13,793	455,438
Smith & Nephew PLC	54,117	708,266
Smiths Group PLC	37,497	720,941
Spirax-Sarco Engineering PLC	3,722	512,483
SSE PLC	65,337	1,358,081
St. James's Place PLC	36,890	521,221
Standard Chartered PLC	90,834	678,067
Taylor Wimpey PLC	149,098	188,173
United Utilities Group PLC	82,444	1,022,927
Vodafone Group PLC	976,414	1,084,917
Whitbread PLC	10,679	339,329
		36,094,403
Total Long-Term Investment Securities (cost $268,940,242)		297,914,103
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government — 0.5%
United States Treasury Bills
1.91%, 04/20/2023(1)	$ 1,500,000	$ 1,474,573
4.55%, 11/02/2023(1)	120,000	114,965
		1,589,538
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(2)(3)	71,720	71,720
Total Short-Term Investments (cost $1,675,625)		1,661,258
REPURCHASE AGREEMENTS — 4.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $15,569,377 and collateralized by $17,026,300 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $15,880,345 (cost $15,568,888)	15,568,888	15,568,888
TOTAL INVESTMENTS (cost $286,184,755)(4)	97.9%	315,144,249
Other assets less liabilities	2.1	6,888,007
NET ASSETS	100.0%	$322,032,256
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $5,926,019 representing 1.8% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of November 30, 2022.
(3)	At November 30, 2022, the Fund had loaned securities with a total value of $68,525. This was secured by collateral of $71,720, which was received in cash and subsequently invested in short-term investments currently valued at $71,720 as reported in the Portfolio of Investments.
(4)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
237	Long	MSCI EAFE Index	December 2022	$21,763,540	$23,460,630	$1,697,090
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 544,985	$ 21,945,492	$—	$ 22,490,477
Cayman Islands	531,083	2,313,652	—	2,844,735
Israel	731,380	1,774,896	—	2,506,276
Japan	34,206	70,285,036	—	70,319,242
United Kingdom	789,183	35,305,220	—	36,094,403
Other Countries	—	163,658,970	—	163,658,970
Short-Term Investments:
U.S. Government	—	1,589,538	—	1,589,538
Other Short-Term Investments	71,720	—	—	71,720
Repurchase Agreements	—	15,568,888	—	15,568,888
Total Investments at Value	$2,702,557	$312,441,692	$—	$315,144,249
Other Financial Instruments:†
Futures Contracts	$1,697,090	$ —	$—	$ 1,697,090
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Value Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Banks	17.8%
Chemicals	5.2
Short-Term Investments	5.1
Home Furnishings	4.4
Oil & Gas	3.3
Media	3.3
Telecommunications	3.2
Machinery-Construction & Mining	3.0
Food	3.0
Unaffiliated Investment Companies	3.0
Aerospace/Defense	2.7
Apparel	2.7
Airlines	2.5
Beverages	2.5
Machinery-Diversified	2.4
Lodging	2.4
Electrical Components & Equipment	2.3
Semiconductors	2.2
Healthcare-Products	2.1
Oil & Gas Services	2.0
Energy-Alternate Sources	2.0
Computers	1.9
Commercial Services	1.9
Engineering & Construction	1.8
Food Service	1.7
Software	1.6
Healthcare-Services	1.6
Pharmaceuticals	1.6
Diversified Financial Services	1.6
Entertainment	1.5
Insurance	1.5
Real Estate	1.5
Auto Parts & Equipment	1.4
Retail	1.3
Packaging & Containers	1.1
Electric	1.1
Building Materials	1.0
Miscellaneous Manufacturing	0.4
101.6%
Country Allocation*
United States	14.0%
Japan	12.0
United Kingdom	11.2
South Korea	8.9
Netherlands	6.7
China	5.5
France	5.5
Thailand	4.9
Italy	4.5
Cayman Islands	3.5
Germany	3.1
Luxembourg	2.7
Australia	2.5
British Virgin Islands	2.3
Ireland	2.3
Norway	2.1
Bermuda	2.0
Israel	1.9
Canada	1.8
India	1.6

Isle of Man	1.5%
Brazil	1.1
101.6%
*	Calculated as a percentage of net assets

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.5%
Australia — 2.5%
Qantas Airways, Ltd.†	3,122,818	$ 13,471,080
Bermuda — 2.0%
Axalta Coating Systems, Ltd.†	398,286	10,689,996
Brazil — 1.1%
CPFL Energia SA	832,500	5,598,822
British Virgin Islands — 2.3%
Nomad Foods, Ltd.†	714,902	12,503,636
Canada — 1.8%
SNC-Lavalin Group, Inc.	538,900	9,723,156
Cayman Islands — 3.5%
China Resources Land, Ltd.	1,654,000	7,716,002
Topsports International Holdings, Ltd.*	10,751,000	6,874,717
Xinyi Glass Holdings, Ltd.	2,007,000	3,902,939
		18,493,658
China — 5.5%
LONGi Green Energy Technology Co., Ltd., Class A	1,598,791	10,351,048
Midea Group Co., Ltd., Class A	1,892,412	12,777,038
Oppein Home Group, Inc., Class A	387,380	5,950,688
		29,078,774
France — 5.5%
Cie de Saint-Gobain	37,340	1,740,559
Sanofi	94,541	8,541,454
Sodexo SA	91,872	8,824,617
Worldline SA*†	207,771	9,945,992
		29,052,622
Germany — 3.1%
Rheinmetall AG	70,339	14,246,906
Siemens AG	14,751	2,018,579
Siemens Energy AG	23,220	381,886
		16,647,371
India — 1.6%
Tech Mahindra, Ltd.	645,809	8,689,136
Ireland — 2.3%
Greencore Group PLC†	4,343,345	3,377,348
ICON PLC†	40,277	8,677,277
		12,054,625
Isle of Man — 1.5%
Entain PLC	470,843	8,091,782
Israel — 1.9%
Check Point Software Technologies, Ltd.†	77,440	10,286,355
Italy — 4.5%
Prysmian SpA	348,336	12,263,454
UniCredit SpA	849,690	11,706,345
		23,969,799
Japan — 12.0%
Asahi Group Holdings, Ltd.	417,300	13,419,792
Hitachi, Ltd.	295,300	15,869,645
Mitsubishi UFJ Financial Group, Inc.	2,844,900	15,589,556
ORIX Corp.	520,900	8,407,991
Showa Denko KK	648,900	10,439,413
		63,726,397
Luxembourg — 2.7%
Samsonite International SA*†	5,332,600	14,246,582
Security Description	Shares or Principal Amount	Value

Netherlands — 6.7%
BNP Paribas Emissions- und Handelsgesellschaft mbH†	1,297,221	$ 15,772,650
CNH Industrial NV	329,541	5,358,025
NN Group NV	184,584	7,927,759
OCI NV#	156,848	6,652,794
		35,711,228
Norway — 2.1%
DNB Bank ASA	576,829	11,295,680
South Korea — 8.9%
Coway Co, Ltd.†	104,226	4,571,601
Hana Financial Group, Inc.†	400,934	13,736,450
Samsung Electronics Co., Ltd.	244,441	11,738,966
SK Telecom Co., Ltd.†	449,907	17,127,407
		47,174,424
Thailand — 4.9%
Minor International PCL†	14,785,400	12,892,416
SCB X PCL	4,503,200	13,408,082
		26,300,498
United Kingdom — 11.2%
ConvaTec Group PLC*	3,960,060	10,986,800
Informa PLC	2,349,549	17,650,005
NatWest Group PLC	4,176,843	13,280,677
Shell PLC	603,461	17,654,920
		59,572,402
United States — 5.9%
Baker Hughes Co.	357,720	10,381,034
Berry Global Group, Inc.	100,462	5,887,073
Cognex Corp.	151,527	7,543,014
Gentex Corp.	256,253	7,405,712
		31,216,833
Total Common Stocks (cost $520,660,395)		497,594,856
UNAFFILIATED INVESTMENT COMPANIES — 3.0%
United States — 3.0%
iShares MSCI ACWI ex US ETF# (cost $15,172,463)	337,666	15,856,795
Total Long-Term Investment Securities (cost $535,832,858)		513,451,651
SHORT-TERM INVESTMENTS — 5.1%
Unaffiliated Investment Companies — 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(1)	15,668,798	15,668,798
State Street Navigator Securities Lending Government Money Market Portfolio 3.86% (1)(2)	11,333,399	11,333,399
Total Short-Term Investments (cost $27,002,197)		27,002,197
TOTAL INVESTMENTS (cost $562,835,055)(3)	101.6%	540,453,848
Other assets less liabilities	(1.6)	(8,326,034)
NET ASSETS	100.0%	$532,127,814
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $42,054,091 representing 7.9% of net assets.

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $11,996,794. This was secured by collateral of $11,333,399, which was received in cash and subsequently invested in short-term investments currently valued at $11,333,399 as reported in the Portfolio of Investments. Additional collateral of $676,923 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Notes/Bonds	0.13% to 6.62%	12/31/2022 to 05/15/2052	$676,923
(3)	See Note 5 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$ 10,689,996	$ —	$—	$ 10,689,996
Brazil	5,598,822	—	—	5,598,822
British Virgin Islands	12,503,636	—	—	12,503,636
Canada	9,723,156	—	—	9,723,156
Ireland	8,677,277	3,377,348	—	12,054,625
Israel	10,286,355	—	—	10,286,355
Thailand	26,300,498	—	—	26,300,498
United States	31,216,833	—	—	31,216,833
Other Countries	—	379,220,935	—	379,220,935
Unaffiliated Investment Companies	15,856,795	—	—	15,856,795
Short-Term Investments	27,002,197	—	—	27,002,197
Total Investments at Value	$157,855,565	$382,598,283	$—	$540,453,848
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Software	19.4%
Computers	9.4
Healthcare-Products	8.8
Internet	7.7
Electronics	7.4
Diversified Financial Services	6.8
Retail	4.3
Commercial Services	4.2
Insurance	3.7
Apparel	3.3
Semiconductors	3.1
Household Products/Wares	2.5
Pharmaceuticals	2.3
Healthcare-Services	2.0
Cosmetics/Personal Care	2.0
Auto Parts & Equipment	1.8
REITS	1.6
Food	1.6
Transportation	1.5
Beverages	1.4
Chemicals	1.2
Machinery-Diversified	1.2
Electric	1.0
Private Equity	0.4
98.6%
*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Apparel — 3.3%
LVMH Moet Hennessy Louis Vuitton SE	9,683	$ 7,497,167
NIKE, Inc., Class B	140,314	15,391,042
		22,888,209
Auto Parts & Equipment — 1.8%
Aptiv PLC†	117,916	12,578,100
Beverages — 1.4%
PepsiCo, Inc.	50,962	9,453,961
Chemicals — 1.2%
Sherwin-Williams Co.	33,810	8,424,776
Commercial Services — 4.2%
Equifax, Inc.	50,365	9,940,540
Gartner, Inc.†	15,816	5,541,452
Moody's Corp.	30,670	9,147,941
Verisk Analytics, Inc.	21,723	3,990,732
		28,620,665
Computers — 9.4%
Accenture PLC, Class A	82,161	24,724,710
Apple, Inc.	240,452	35,594,109
Cognizant Technology Solutions Corp., Class A	70,275	4,371,808
		64,690,627
Cosmetics/Personal Care — 2.0%
Colgate-Palmolive Co.	86,275	6,684,587
Estee Lauder Cos., Inc., Class A	29,548	6,967,123
		13,651,710
Diversified Financial Services — 6.8%
Charles Schwab Corp.	129,190	10,663,342
Mastercard, Inc., Class A	23,462	8,361,857
Visa, Inc., Class A	126,517	27,454,189
		46,479,388
Electric — 1.0%
Xcel Energy, Inc.	94,317	6,622,940
Electronics — 7.4%
Agilent Technologies, Inc.	65,499	10,151,035
Amphenol Corp., Class A	216,749	17,433,122
Fortive Corp.	199,051	13,445,895
TE Connectivity, Ltd.	77,999	9,837,234
		50,867,286
Food — 1.6%
McCormick & Co., Inc.	126,817	10,802,272
Healthcare-Products — 8.8%
Abbott Laboratories	60,867	6,548,072
Boston Scientific Corp.†	321,146	14,538,279
Danaher Corp.	33,771	9,233,329
STERIS PLC	51,476	9,561,152
Stryker Corp.	28,548	6,677,092
Thermo Fisher Scientific, Inc.	24,872	13,933,792
		60,491,716
Healthcare-Services — 2.0%
ICON PLC†	65,281	14,064,139
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 2.5%
Church & Dwight Co., Inc.	209,636	$ 17,162,899
Insurance — 3.7%
Aon PLC, Class A	55,071	16,977,288
Marsh & McLennan Cos., Inc.	49,772	8,619,515
		25,596,803
Internet — 7.7%
Alphabet, Inc., Class A†	459,149	46,369,457
Tencent Holdings, Ltd.	175,300	6,587,197
		52,956,654
Machinery-Diversified — 1.2%
Otis Worldwide Corp.	107,456	8,391,239
Pharmaceuticals — 2.3%
Becton Dickinson & Co.	41,385	10,318,936
Cigna Corp.	15,603	5,131,671
		15,450,607
Private Equity — 0.4%
Blackstone, Inc.	31,382	2,872,394
REITS — 1.6%
American Tower Corp.	50,371	11,144,584
Retail — 4.3%
Ross Stores, Inc.	113,314	13,333,658
Starbucks Corp.	72,187	7,377,512
TJX Cos., Inc.	110,845	8,873,142
		29,584,312
Semiconductors — 3.1%
Analog Devices, Inc.	47,762	8,210,766
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	63,156	5,240,685
Texas Instruments, Inc.	43,690	7,884,297
		21,335,748
Software — 19.4%
Adobe, Inc.†	41,730	14,393,929
Black Knight, Inc.†	157,965	9,792,250
Electronic Arts, Inc.	121,887	15,940,382
Fidelity National Information Services, Inc.	101,631	7,376,378
Fiserv, Inc.†	124,107	12,951,807
Microsoft Corp.	285,053	72,728,422
		133,183,168
Transportation — 1.5%
Canadian Pacific Railway, Ltd.	123,824	10,142,424
TOTAL INVESTMENTS (cost $522,086,859)(1)	98.6%	677,456,621
Other assets less liabilities	1.4	9,321,026
NET ASSETS	100.0%	$686,777,647
†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ 15,391,042	$ 7,497,167	$—	$ 22,888,209
Internet	46,369,457	6,587,197	—	52,956,654
Other Industries	601,611,758	—	—	601,611,758
Total Investments at Value	$663,372,257	$14,084,364	$—	$677,456,621
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
REITS	7.6%
Banks	7.1
Retail	5.8
Insurance	4.6
Healthcare-Products	4.4
Commercial Services	4.1
Machinery-Diversified	3.2
Electronics	3.1
Oil & Gas	2.9
Software	2.6
Diversified Financial Services	2.6
Semiconductors	2.6
Chemicals	2.5
Computers	2.4
Building Materials	2.4
Iron/Steel	2.3
Apparel	2.1
Healthcare-Services	2.0
Electric	1.9
Miscellaneous Manufacturing	1.8
Transportation	1.8
Food	1.7
Engineering & Construction	1.7
Pharmaceuticals	1.5
Auto Parts & Equipment	1.5
Gas	1.4
Electrical Components & Equipment	1.4
Biotechnology	1.3
Energy-Alternate Sources	1.2
Telecommunications	1.2
Leisure Time	1.1
Entertainment	1.1
Media	1.1
Hand/Machine Tools	1.1
Mining	0.9
Distribution/Wholesale	0.9
Packaging & Containers	0.9
Environmental Control	0.9
Repurchase Agreements	0.9
Short-Term Investments	0.8
Lodging	0.8
Home Builders	0.7
Oil & Gas Services	0.7
Aerospace/Defense	0.7
Metal Fabricate/Hardware	0.6
Pipelines	0.6
Agriculture	0.5
Water	0.5
Beverages	0.5
Home Furnishings	0.5
Machinery-Construction & Mining	0.4
Savings & Loans	0.4
Real Estate	0.4
Internet	0.3
Toys/Games/Hobbies	0.3
Trucking & Leasing	0.2
Cosmetics/Personal Care	0.1
Airlines	0.1
Household Products/Wares	0.1
Housewares	0.1
Office/Business Equipment	0.1
101.0%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.7%
Curtiss-Wright Corp.	51,982	$ 9,182,620
Hexcel Corp.	113,865	6,826,207
Mercury Systems, Inc.†	78,083	3,968,178
		19,977,005
Agriculture — 0.5%
Darling Ingredients, Inc.†	217,126	15,596,161
Airlines — 0.1%
JetBlue Airways Corp.†	438,463	3,490,165
Apparel — 2.1%
Capri Holdings, Ltd.†	186,882	10,717,683
Carter's, Inc.	52,796	3,856,220
Columbia Sportswear Co.	47,916	4,292,794
Crocs, Inc.†	83,467	8,430,167
Deckers Outdoor Corp.†	35,920	14,327,770
Hanesbrands, Inc.#	472,430	3,174,730
PVH Corp.	90,658	6,090,404
Skechers USA, Inc., Class A†	182,614	7,700,832
Under Armour, Inc., Class A†	255,464	2,554,640
Under Armour, Inc., Class C†	270,241	2,356,502
		63,501,742
Auto Parts & Equipment — 1.5%
Adient PLC†	128,364	4,998,494
Dana, Inc.	172,735	3,041,863
Fox Factory Holding Corp.†	57,219	6,070,936
Gentex Corp.	318,340	9,200,026
Goodyear Tire & Rubber Co.†	382,884	4,295,959
Lear Corp.	80,384	11,594,588
Visteon Corp.†	38,074	5,589,263
		44,791,129
Banks — 7.1%
Associated Banc-Corp	203,497	5,006,026
Bank of Hawaii Corp.	54,403	4,388,690
Bank OZK	150,566	6,948,621
Cadence Bank	247,033	7,124,432
Cathay General Bancorp	100,760	4,682,317
Commerce Bancshares, Inc.	147,701	11,065,759
Cullen/Frost Bankers, Inc.	86,823	12,595,413
East West Bancorp, Inc.	190,787	13,395,155
First Financial Bankshares, Inc.	175,619	6,489,122
First Horizon Corp.	726,510	18,053,774
FNB Corp.	474,858	6,695,498
Fulton Financial Corp.	226,583	4,212,178
Glacier Bancorp, Inc.	149,963	8,682,858
Hancock Whitney Corp.	116,050	6,364,182
Home BancShares, Inc.	258,201	6,571,215
International Bancshares Corp.	71,628	3,773,363
Old National Bancorp	396,544	7,577,956
PacWest Bancorp	159,450	4,164,834
Pinnacle Financial Partners, Inc.	103,460	8,679,259
Prosperity Bancshares, Inc.	123,493	9,332,366
Synovus Financial Corp.	196,815	8,291,816
Texas Capital Bancshares, Inc.†	67,538	4,051,605
UMB Financial Corp.	58,861	5,033,793
Umpqua Holdings Corp.	293,864	5,956,623
United Bankshares, Inc.	182,208	7,814,901
Valley National Bancorp	568,976	7,203,236
Security Description	Shares or Principal Amount	Value

Banks (continued)
Webster Financial Corp.	238,060	$ 12,936,180
Wintrust Financial Corp.	82,230	7,518,289
		214,609,461
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	12,876	4,949,148
Celsius Holdings, Inc.†	54,277	6,043,201
Coca-Cola Consolidated, Inc.	6,232	3,064,898
		14,057,247
Biotechnology — 1.3%
Arrowhead Pharmaceuticals, Inc.†	143,308	4,614,518
Exelixis, Inc.†	435,726	7,442,200
Halozyme Therapeutics, Inc.†	186,538	10,681,166
United Therapeutics Corp.†	61,623	17,247,661
		39,985,545
Building Materials — 2.4%
Builders FirstSource, Inc.†	211,308	13,508,920
Eagle Materials, Inc.	51,021	6,956,203
Lennox International, Inc.	43,653	11,368,551
Louisiana-Pacific Corp.	100,014	6,380,893
MDU Resources Group, Inc.	275,315	8,669,669
Owens Corning	130,297	11,575,586
Simpson Manufacturing Co., Inc.	58,442	5,438,028
Trex Co., Inc.†	149,283	6,850,597
		70,748,447
Chemicals — 2.5%
Ashland, Inc.	67,434	7,543,842
Avient Corp.	115,731	4,005,450
Cabot Corp.	76,223	5,611,537
Chemours Co.	210,040	6,521,742
Ingevity Corp.†	48,423	3,790,068
NewMarket Corp.	9,354	2,956,051
Olin Corp.	182,754	10,413,323
RPM International, Inc.	174,663	18,098,580
Sensient Technologies Corp.	56,914	4,252,045
Valvoline, Inc.	239,666	7,904,185
Westlake Corp.	46,763	5,034,037
		76,130,860
Commercial Services — 4.1%
ASGN, Inc.†	67,965	6,157,629
Avis Budget Group, Inc.†	39,046	8,730,686
Brink's Co.	63,963	3,821,789
Euronet Worldwide, Inc.†	63,771	5,927,514
FTI Consulting, Inc.†	46,763	8,081,582
Graham Holdings Co., Class B	5,251	3,379,964
Grand Canyon Education, Inc.†	43,275	4,893,104
GXO Logistics, Inc.†	160,592	7,525,341
H&R Block, Inc.	216,073	9,444,551
HealthEquity, Inc.†	114,226	7,251,066
Insperity, Inc.	48,395	5,737,227
John Wiley & Sons, Inc., Class A	58,192	2,758,883
ManpowerGroup, Inc.	70,053	6,131,039
Paylocity Holding Corp.†	55,382	12,063,861
Progyny, Inc.†	100,981	3,698,934
R1 RCM, Inc.†	185,894	1,682,341
Service Corp. International	213,474	15,252,717
WEX, Inc.†	59,807	10,115,756
		122,653,984

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 2.4%
CACI International, Inc., Class A†	31,704	$ 9,901,159
ExlService Holdings, Inc.†	44,764	8,379,821
Genpact, Ltd.	228,544	10,538,164
KBR, Inc.	188,251	9,726,929
Kyndryl Holdings, Inc.†	276,311	3,235,602
Lumentum Holdings, Inc.†	93,418	5,132,385
Maximus, Inc.	81,979	5,763,123
NCR Corp.†	185,347	4,424,233
Qualys, Inc.†	47,266	5,828,843
Science Applications International Corp.	75,389	8,301,083
		71,231,342
Cosmetics/Personal Care — 0.1%
Coty, Inc., Class A†	488,554	3,844,920
Distribution/Wholesale — 0.9%
IAA, Inc.†	181,078	6,766,885
Univar Solutions, Inc.†	225,821	7,481,449
Watsco, Inc.	44,958	12,092,803
		26,341,137
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	51,754	8,302,377
Evercore, Inc., Class A	48,757	5,615,831
Federated Hermes, Inc.	114,642	4,351,810
Interactive Brokers Group, Inc., Class A	139,239	11,180,892
Janus Henderson Group PLC	179,426	4,537,684
Jefferies Financial Group, Inc.	251,772	9,564,818
Navient Corp.	149,829	2,482,666
SEI Investments Co.	139,412	8,682,579
SLM Corp.	340,346	5,942,441
Stifel Financial Corp.	143,708	9,233,239
Western Union Co.	522,269	7,656,464
		77,550,801
Electric — 1.9%
ALLETE, Inc.	77,269	5,115,208
Black Hills Corp.	88,111	6,311,391
Hawaiian Electric Industries, Inc.	148,208	6,088,385
IDACORP, Inc.	68,450	7,565,778
NorthWestern Corp.	76,020	4,440,328
OGE Energy Corp.	271,052	10,966,764
Ormat Technologies, Inc.#	65,884	5,957,890
PNM Resources, Inc.	116,211	5,694,339
Portland General Electric Co.	120,825	5,948,215
		58,088,298
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	44,290	8,339,364
Belden, Inc.	58,928	4,740,168
Energizer Holdings, Inc.	89,718	3,058,487
EnerSys	55,046	4,160,377
Littelfuse, Inc.	33,516	8,261,694
Novanta, Inc.†	48,257	7,612,542
Universal Display Corp.	58,828	6,625,209
		42,797,841
Electronics — 3.1%
Arrow Electronics, Inc.†	86,882	9,447,549
Avnet, Inc.	128,170	5,789,439
Coherent Corp.†	175,500	6,435,585
Hubbell, Inc.	72,674	18,463,556
Jabil, Inc.	186,235	13,444,305
Security Description	Shares or Principal Amount	Value

Electronics (continued)
National Instruments Corp.	179,141	$ 7,348,364
nVent Electric PLC	225,406	9,018,494
TD SYNNEX Corp.	57,097	5,841,023
Vicor Corp.†	30,105	1,625,369
Vishay Intertechnology, Inc.	176,927	4,076,398
Vontier Corp.	213,839	4,197,659
Woodward, Inc.	81,455	7,803,389
		93,491,130
Energy-Alternate Sources — 1.2%
First Solar, Inc.†	134,216	23,156,286
SunPower Corp.#†	115,494	2,800,730
Sunrun, Inc.†	287,165	9,355,836
		35,312,852
Engineering & Construction — 1.7%
AECOM	189,070	16,070,950
Arcosa, Inc.	1	61
Dycom Industries, Inc.†	40,010	3,646,511
EMCOR Group, Inc.	66,812	10,349,179
Fluor Corp.†	192,365	6,465,388
MasTec, Inc.†	79,817	7,249,778
TopBuild Corp.†	43,837	6,754,405
		50,536,272
Entertainment — 1.1%
Churchill Downs, Inc.	44,914	9,969,112
Light & Wonder, Inc.†	127,712	8,271,906
Marriott Vacations Worldwide Corp.	53,189	7,924,097
Penn Entertainment, Inc.†	214,676	7,554,448
		33,719,563
Environmental Control — 0.9%
Clean Harbors, Inc.†	68,122	8,174,640
Stericycle, Inc.†	124,801	6,505,876
Tetra Tech, Inc.	72,188	11,159,543
		25,840,059
Food — 1.7%
Flowers Foods, Inc.	261,245	7,850,412
Grocery Outlet Holding Corp.†	119,422	3,614,904
Ingredion, Inc.	88,709	8,690,821
Lancaster Colony Corp.	26,829	5,557,359
Performance Food Group Co.†	209,856	12,797,019
Pilgrim's Pride Corp.†	61,492	1,608,631
Post Holdings, Inc.†	73,624	6,891,942
Sprouts Farmers Market, Inc.†	145,482	4,994,397
		52,005,485
Gas — 1.4%
National Fuel Gas Co.	123,848	8,202,453
New Jersey Resources Corp.	130,282	6,481,529
ONE Gas, Inc.	73,297	6,373,174
Southwest Gas Holdings, Inc.	83,462	5,713,809
Spire, Inc.	71,070	5,266,287
UGI Corp.	283,480	10,956,502
		42,993,754
Hand/Machine Tools — 1.1%
Kennametal, Inc.	110,123	2,909,450
Lincoln Electric Holdings, Inc.	78,416	11,596,158
MSA Safety, Inc.	49,794	7,021,452
Regal Rexnord Corp.	90,004	11,800,424
		33,327,484

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 4.4%
Azenta, Inc.	101,569	$ 6,115,470
Bruker Corp.	136,383	9,193,578
Envista Holdings Corp.†	221,213	7,547,788
Globus Medical, Inc., Class A†	104,299	7,706,653
Haemonetics Corp.†	69,478	5,927,168
ICU Medical, Inc.†	27,180	4,327,871
Inari Medical, Inc.†	65,056	4,786,821
Integra LifeSciences Holdings Corp.†	98,358	5,403,789
Lantheus Holdings, Inc.†	93,069	5,777,724
LivaNova PLC†	72,495	4,014,048
Masimo Corp.†	65,430	9,483,424
Neogen Corp.†	292,586	4,845,224
NuVasive, Inc.†	70,485	2,737,637
Omnicell, Inc.†	59,962	3,094,639
Patterson Cos., Inc.	117,285	3,335,585
Penumbra, Inc.†	51,297	10,747,234
QuidelOrtho Corp.†	73,424	6,432,677
Repligen Corp.†	69,870	12,495,551
Shockwave Medical, Inc.†	48,641	12,335,358
STAAR Surgical Co.†	65,038	3,714,320
Tandem Diabetes Care, Inc.†	86,948	3,656,163
		133,678,722
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	122,988	10,953,311
Amedisys, Inc.†	43,924	4,001,037
Chemed Corp.	20,180	10,493,600
Encompass Health Corp.	135,088	7,899,946
LHC Group, Inc.†	42,008	6,864,527
Medpace Holdings, Inc.†	33,995	7,135,211
Sotera Health Co.†	134,057	1,118,035
Syneos Health, Inc.†	138,980	4,903,215
Tenet Healthcare Corp.†	146,069	6,745,467
		60,114,349
Home Builders — 0.7%
KB Home	114,382	3,590,451
Taylor Morrison Home Corp.†	153,883	4,676,504
Thor Industries, Inc.	73,829	6,359,630
Toll Brothers, Inc.	144,770	6,935,931
		21,562,516
Home Furnishings — 0.5%
Leggett & Platt, Inc.	179,551	6,393,811
Tempur Sealy International, Inc.	233,133	7,406,636
		13,800,447
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	32,450	3,197,623
Housewares — 0.1%
Scotts Miracle-Gro Co.#	54,760	3,062,727
Insurance — 4.6%
American Financial Group, Inc.	94,546	13,446,332
Brighthouse Financial, Inc.†	97,232	5,419,712
CNO Financial Group, Inc.	154,882	3,636,629
Essent Group, Ltd.	145,810	5,845,523
First American Financial Corp.	141,025	7,707,016
Hanover Insurance Group, Inc.	48,244	7,106,341
Kemper Corp.	86,448	4,920,620
Kinsale Capital Group, Inc.	29,149	8,984,013
MGIC Investment Corp.	410,824	5,640,614
Old Republic International Corp.	388,988	9,530,206
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Primerica, Inc.	50,708	$ 7,557,013
Reinsurance Group of America, Inc.	90,720	13,099,968
RenaissanceRe Holdings, Ltd.	59,172	11,178,182
RLI Corp.	54,668	7,110,667
Selective Insurance Group, Inc.	81,680	7,851,082
Unum Group	254,532	10,736,160
Voya Financial, Inc.	132,572	8,747,101
		138,517,179
Internet — 0.3%
TripAdvisor, Inc.†	141,042	2,875,846
Ziff Davis, Inc.†	63,891	5,894,584
		8,770,430
Iron/Steel — 2.3%
Cleveland-Cliffs, Inc.†	700,364	10,841,635
Commercial Metals Co.	163,130	8,029,258
Reliance Steel & Aluminum Co.	81,631	17,247,814
Steel Dynamics, Inc.	234,874	24,410,455
United States Steel Corp.	321,179	8,443,796
		68,972,958
Leisure Time — 1.1%
Brunswick Corp.	100,687	7,470,975
Harley-Davidson, Inc.	180,077	8,487,029
Polaris, Inc.	75,794	8,645,064
Topgolf Callaway Brands Corp.†	187,619	3,930,618
YETI Holdings, Inc.†	116,673	5,237,451
		33,771,137
Lodging — 0.8%
Boyd Gaming Corp.	109,936	6,742,375
Choice Hotels International, Inc.	39,271	4,838,973
Travel & Leisure Co.	113,490	4,411,356
Wyndham Hotels & Resorts, Inc.	122,291	8,966,376
		24,959,080
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	88,506	8,148,747
Terex Corp.	91,794	4,214,263
		12,363,010
Machinery-Diversified — 3.2%
AGCO Corp.	83,828	11,125,652
Chart Industries, Inc.†	48,556	6,943,022
Cognex Corp.	234,760	11,686,353
Crane Holdings Co.	64,558	6,839,275
Enovis Corp.†	64,492	3,490,952
Esab Corp.	69,911	3,309,587
Flowserve Corp.	176,944	5,548,964
Graco, Inc.	228,965	16,020,681
Middleby Corp.†	72,953	10,519,093
Toro Co.	141,578	15,713,742
Watts Water Technologies, Inc., Class A	36,967	5,857,421
		97,054,742
Media — 1.1%
Cable One, Inc.	6,606	4,784,660
New York Times Co., Class A	224,027	8,210,589
Nexstar Media Group, Inc.	52,523	9,956,260
TEGNA, Inc.	302,068	5,962,822
World Wrestling Entertainment, Inc., Class A	58,550	4,676,974
		33,591,305

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.6%
Timken Co.	90,490	$ 6,875,430
Valmont Industries, Inc.	28,907	9,789,645
Worthington Industries, Inc.	40,900	2,320,666
		18,985,741
Mining — 0.9%
Alcoa Corp.	243,599	12,211,618
MP Materials Corp.†	124,983	4,155,685
Royal Gold, Inc.	88,868	9,982,542
		26,349,845
Miscellaneous Manufacturing — 1.8%
Axon Enterprise, Inc.†	91,420	16,824,023
Carlisle Cos., Inc.	70,029	18,425,330
Donaldson Co., Inc.	167,284	10,190,941
ITT, Inc.	111,966	9,463,366
		54,903,660
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	151,649	2,473,395
Oil & Gas — 2.9%
Antero Resources Corp.†	381,295	13,936,332
CNX Resources Corp.†	256,498	4,455,370
HF Sinclair Corp.	196,701	12,262,340
Matador Resources Co.	151,923	10,081,610
Murphy Oil Corp.	197,838	9,337,954
PBF Energy, Inc., Class A	154,039	6,126,131
PDC Energy, Inc.	130,388	9,690,436
Range Resources Corp.	335,474	9,685,135
Southwestern Energy Co.†	1,508,649	10,439,851
		86,015,159
Oil & Gas Services — 0.7%
ChampionX Corp.	274,749	8,473,259
NOV, Inc.	531,810	11,944,453
		20,417,712
Packaging & Containers — 0.9%
AptarGroup, Inc.	88,458	9,388,932
Greif, Inc., Class A	36,051	2,534,746
Silgan Holdings, Inc.	113,408	5,999,283
Sonoco Products Co.	132,012	8,101,577
		26,024,538
Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	183,376	4,567,896
Jazz Pharmaceuticals PLC†	84,863	13,315,853
Neurocrine Biosciences, Inc.†	129,485	16,452,364
Option Care Health, Inc.†	209,287	6,301,632
Perrigo Co. PLC	182,258	5,874,175
		46,511,920
Pipelines — 0.6%
Antero Midstream Corp.	453,446	5,137,543
DT Midstream, Inc.	130,968	7,901,300
Equitrans Midstream Corp.	585,937	4,916,011
		17,954,854
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	64,875	10,910,029
REITS — 7.6%
Annaly Capital Management, Inc.	583,630	12,647,262
Security Description	Shares or Principal Amount	Value

REITS (continued)
Apartment Income REIT Corp.	208,752	$ 7,943,014
Brixmor Property Group, Inc.	405,719	9,404,566
Corporate Office Properties Trust	152,209	4,226,844
Cousins Properties, Inc.	205,025	5,408,560
Douglas Emmett, Inc.	237,992	4,122,021
EastGroup Properties, Inc.	58,984	9,156,676
EPR Properties	101,563	4,226,036
First Industrial Realty Trust, Inc.	178,810	9,038,846
Healthcare Realty Trust, Inc.	515,221	10,577,487
Highwoods Properties, Inc.	142,409	4,243,788
Independence Realty Trust, Inc.	300,323	5,441,853
JBG SMITH Properties	134,740	2,776,991
Kilroy Realty Corp.	142,407	6,154,831
Kite Realty Group Trust	296,656	6,763,757
Lamar Advertising Co., Class A	117,945	11,811,012
Life Storage, Inc.	114,248	12,280,518
Macerich Co.	290,783	3,692,944
Medical Properties Trust, Inc.#	810,980	10,640,058
National Retail Properties, Inc.	239,790	11,116,664
National Storage Affiliates Trust	115,539	4,599,608
Omega Healthcare Investors, Inc.	316,961	9,597,579
Park Hotels & Resorts, Inc.	304,413	3,905,619
Pebblebrook Hotel Trust	177,971	2,963,217
Physicians Realty Trust	306,413	4,574,746
PotlatchDeltic Corp.	109,123	5,214,988
Rayonier, Inc.	198,239	7,112,815
Rexford Industrial Realty, Inc.	231,606	12,805,496
Sabra Health Care REIT, Inc.	312,707	4,037,047
SL Green Realty Corp.#	87,057	3,652,912
Spirit Realty Capital, Inc.	184,592	7,645,801
STORE Capital Corp.	359,765	11,476,503
		229,260,059
Retail — 5.8%
AutoNation, Inc.†	52,299	6,480,369
BJ's Wholesale Club Holdings, Inc.†	183,021	13,770,500
Casey's General Stores, Inc.	50,432	12,255,985
Cracker Barrel Old Country Store, Inc.	30,854	3,542,039
Dick's Sporting Goods, Inc.	77,045	9,213,041
FirstCash Holdings, Inc.	51,582	4,841,487
Five Below, Inc.†	75,127	12,084,929
Foot Locker, Inc.	108,763	4,328,767
GameStop Corp., Class A#†	342,194	8,968,905
Gap, Inc.	288,949	4,201,318
Kohl's Corp.	173,922	5,579,418
Lithia Motors, Inc.	37,268	8,918,605
Macy's, Inc.	365,189	8,581,942
MSC Industrial Direct Co., Inc., Class A	64,081	5,500,072
Murphy USA, Inc.	29,086	8,603,930
Nordstrom, Inc.#	152,184	3,191,298
Ollie's Bargain Outlet Holdings, Inc.†	78,689	4,792,160
Papa John's International, Inc.	43,549	3,625,890
RH †	27,066	7,763,341
Texas Roadhouse, Inc.	90,512	8,989,652
Victoria's Secret & Co.†	112,480	5,174,080
Wendy's Co.	230,490	5,199,854
Williams-Sonoma, Inc.	93,098	10,883,156
Wingstop, Inc.	40,500	6,703,155
		173,193,893

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.4%
New York Community Bancorp, Inc.	921,016	$ 8,611,500
Washington Federal, Inc.	88,442	3,119,349
		11,730,849
Semiconductors — 2.6%
Amkor Technology, Inc.	135,908	3,808,142
Cirrus Logic, Inc.†	75,737	5,658,311
IPG Photonics Corp.†	44,864	4,083,970
Lattice Semiconductor Corp.†	185,912	13,539,971
MACOM Technology Solutions Holdings, Inc.†	69,180	4,751,974
MKS Instruments, Inc.	77,419	6,492,357
Power Integrations, Inc.	77,417	6,230,520
Semtech Corp.†	85,942	2,641,857
Silicon Laboratories, Inc.†	46,335	6,738,963
SiTime Corp.†	21,614	2,279,413
Synaptics, Inc.†	53,642	5,684,443
Wolfspeed, Inc.†	167,389	15,219,008
		77,128,929
Software — 2.6%
ACI Worldwide, Inc.†	154,407	3,227,106
Aspen Technology, Inc.†	39,179	9,030,760
Blackbaud, Inc.†	60,309	3,574,514
CommVault Systems, Inc.†	60,664	4,003,824
Concentrix Corp.	57,780	7,071,116
Dynatrace, Inc.†	272,319	10,552,361
Envestnet, Inc.†	74,731	4,410,624
Fair Isaac Corp.†	34,190	21,188,227
Manhattan Associates, Inc.†	84,915	10,694,195
Teradata Corp.†	139,180	4,752,997
		78,505,724
Telecommunications — 1.2%
Calix, Inc.†	76,846	5,479,120
Ciena Corp.†	202,684	9,112,672
Frontier Communications Parent, Inc.†	301,832	7,778,211
Iridium Communications, Inc.†	171,909	9,128,368
Viasat, Inc.†	102,290	3,487,066
		34,985,437
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	478,265	8,718,771
Transportation — 1.8%
Kirby Corp.†	81,099	5,659,899
Knight-Swift Transportation Holdings, Inc.	217,523	12,057,300
Landstar System, Inc.	49,318	8,531,028
RXO, Inc.†	155,752	2,959,288
Ryder System, Inc.	69,312	6,479,979
Saia, Inc.†	35,759	8,710,535
Werner Enterprises, Inc.	79,851	3,511,847
XPO Logistics, Inc.†	155,752	6,015,142
		53,925,018
Trucking & Leasing — 0.2%
GATX Corp.	47,792	5,388,548
Security Description	Shares or Principal Amount	Value

Water — 0.5%
Essential Utilities, Inc.	322,878	$ 15,575,635
Total Long-Term Investment Securities (cost $2,209,430,488)		2,984,998,625
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(1)(2)	16,523,612	16,523,612
U.S. Government — 0.3%
United States Treasury Bills
0.36%, 12/29/2022(3)	$ 6,000,000	5,982,272
0.36%, 12/29/2022(3)	300,000	299,114
0.54%, 12/29/2022(3)	2,500,000	2,492,613
		8,773,999
Total Short-Term Investments (cost $25,320,823)		25,297,611
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $25,333,639 and collateralized by $27,704,200 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $25,839,569 (cost $25,332,844)	25,332,844	25,332,844
TOTAL INVESTMENTS (cost $2,260,084,155)(4)	101.0%	3,035,629,080
Other assets less liabilities	(1.0)	(28,742,916)
NET ASSETS	100.0%	$3,006,886,164
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $37,137,858. This was secured by collateral of $16,523,612, which was received in cash and subsequently invested in short-term investments currently valued at $16,523,612 as reported in the Portfolio of Investments. Additional collateral of $20,699,188 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022 to 04/20/2023	$ 2,440,075
United States Treasury Notes/Bonds	0.13% to 6.12%	08/31/2023 to 02/15/2052	18,259,113
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
93	Long	S&P Mid Cap 400 E-Mini Index	December 2022	$21,698,683	$23,992,140	$2,293,457
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,984,998,625	$ —	$—	$2,984,998,625
Short-Term Investments:
U.S. Government	—	8,773,999	—	8,773,999
Other Short-Term Investments	16,523,612	—	—	16,523,612
Repurchase Agreements	—	25,332,844	—	25,332,844
Total Investments at Value	$3,001,522,237	$34,106,843	$—	$3,035,629,080
Other Financial Instruments:†
Futures Contracts	$ 2,293,457	$ —	$—	$ 2,293,457
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Software	12.0%
Healthcare-Products	8.3
Semiconductors	7.2
Electronics	6.5
Retail	6.0
Computers	5.0
Commercial Services	4.4
Insurance	4.2
Internet	4.2
Biotechnology	3.8
Pharmaceuticals	3.5
Machinery-Diversified	3.1
Aerospace/Defense	2.8
Healthcare-Services	2.6
Oil & Gas	2.3
Short-Term Investments	1.8
Diversified Financial Services	1.7
Energy-Alternate Sources	1.7
Distribution/Wholesale	1.7
Lodging	1.6
Miscellaneous Manufacturing	1.6
Transportation	1.3
Apparel	1.3
Environmental Control	1.2
Home Builders	1.1
Telecommunications	1.1
Electrical Components & Equipment	1.1
Media	0.8
REITS	0.7
Food Service	0.6
Entertainment	0.5
Airlines	0.4
Packaging & Containers	0.3
Electric	0.3
Auto Parts & Equipment	0.2
Engineering & Construction	0.2
Hand/Machine Tools	0.2
97.3%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.5%
Aerospace/Defense — 2.8%
HEICO Corp.	22,220	$ 3,606,528
Hexcel Corp.	162,166	9,721,852
L3Harris Technologies, Inc.	21,012	4,771,405
		18,099,785
Airlines — 0.4%
Ryanair Holdings PLC ADR†	31,264	2,366,372
Apparel — 1.3%
Gildan Activewear, Inc.	106,696	3,082,447
On Holding AG, Class A†	264,349	5,133,658
		8,216,105
Auto Parts & Equipment — 0.2%
Visteon Corp.†	10,896	1,599,533
Biotechnology — 3.8%
Abcam PLC ADR#†	44,146	708,102
Argenx SE ADR†	2,470	982,986
BioMarin Pharmaceutical, Inc.†	26,296	2,655,370
Corteva, Inc.	32,081	2,154,560
Horizon Therapeutics PLC†	63,370	6,355,377
Illumina, Inc.†	18,508	4,036,225
Moderna, Inc.†	25,138	4,422,025
Sarepta Therapeutics, Inc.†	16,727	2,054,243
Seagen, Inc.†	10,030	1,217,542
		24,586,430
Commercial Services — 4.4%
Cimpress PLC†	12,522	370,526
Global Payments, Inc.	28,579	2,965,929
Quanta Services, Inc.	79,597	11,929,998
Rentokil Initial PLC	65,261	431,335
Rentokil Initial PLC ADR	101,308	3,348,230
Ritchie Bros. Auctioneers, Inc.	46,633	2,557,820
WEX, Inc.†	39,373	6,659,549
		28,263,387
Computers — 5.0%
Amdocs, Ltd.	76,058	6,758,514
EPAM Systems, Inc.†	30,788	11,347,841
Leidos Holdings, Inc.	69,813	7,632,655
Zscaler, Inc.†	47,945	6,398,260
		32,137,270
Distribution/Wholesale — 1.7%
Ferguson PLC	92,579	10,853,036
Diversified Financial Services — 1.7%
Cboe Global Markets, Inc.	14,320	1,816,349
Charles Schwab Corp.	42,376	3,497,715
LPL Financial Holdings, Inc.	24,821	5,875,379
		11,189,443
Electric — 0.3%
Alliant Energy Corp.	34,348	1,933,792
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	47,584	6,776,913
Electronics — 6.5%
Flex, Ltd.†	258,444	5,680,599
Keysight Technologies, Inc.†	61,772	11,173,937
National Instruments Corp.	94,824	3,889,680
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Sensata Technologies Holding PLC	138,566	$ 6,249,327
TE Connectivity, Ltd.	115,972	14,626,389
		41,619,932
Energy-Alternate Sources — 1.7%
Enphase Energy, Inc.†	33,952	10,884,672
Engineering & Construction — 0.2%
Frontdoor, Inc.†	56,149	1,312,202
Entertainment — 0.5%
Entain PLC	175,691	3,019,379
Environmental Control — 1.2%
Waste Connections, Inc.	55,260	7,985,070
Food Service — 0.6%
Aramark	97,095	4,039,152
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	8,162	1,070,120
Healthcare-Products — 8.3%
Avantor, Inc.†	129,589	2,887,243
Boston Scientific Corp.†	314,659	14,244,613
Cooper Cos., Inc.	20,617	6,522,188
DENTSPLY SIRONA, Inc.	61,707	1,867,254
ICU Medical, Inc.†	19,204	3,057,853
IDEXX Laboratories, Inc.†	19,127	8,145,615
Intuitive Surgical, Inc.†	17,694	4,784,281
PerkinElmer, Inc.	18,970	2,650,678
STERIS PLC	15,810	2,936,549
Teleflex, Inc.	20,136	4,714,240
Waters Corp.†	4,686	1,624,168
		53,434,682
Healthcare-Services — 2.6%
Catalent, Inc.†	120,978	6,064,627
Centene Corp.†	60,170	5,237,799
Tenet Healthcare Corp.†	117,458	5,424,210
		16,726,636
Home Builders — 1.1%
D.R. Horton, Inc.	82,758	7,117,188
Insurance — 4.2%
Aon PLC, Class A	3,814	1,175,780
Arthur J. Gallagher & Co.	53,600	10,672,296
Intact Financial Corp.	48,941	7,322,504
Ryan Specialty Holdings, Inc.†	46,258	1,863,272
W.R. Berkley Corp.	77,235	5,891,486
		26,925,338
Internet — 4.2%
Expedia Group, Inc.†	63,377	6,771,199
GoDaddy, Inc., Class A†	85,521	6,767,277
Palo Alto Networks, Inc.†	62,661	10,646,104
Upwork, Inc.†	27,369	335,270
Wayfair, Inc., Class A#†	7,569	277,328
Ziff Davis, Inc.†	19,803	1,827,025
		26,624,203
Lodging — 1.6%
Las Vegas Sands Corp.†	224,447	10,513,097

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 3.1%
Ingersoll Rand, Inc.	94,846	$ 5,118,839
Westinghouse Air Brake Technologies Corp.	143,557	14,512,177
		19,631,016
Media — 0.8%
Liberty Media Corp. - Liberty Formula One, Series C†	79,635	4,852,957
Miscellaneous Manufacturing — 1.6%
Teledyne Technologies, Inc.†	24,973	10,491,157
Oil & Gas — 2.3%
Diamondback Energy, Inc.	42,269	6,256,657
Valero Energy Corp.	61,374	8,200,794
		14,457,451
Packaging & Containers — 0.3%
Sealed Air Corp.	41,974	2,234,276
Pharmaceuticals — 3.5%
Ascendis Pharma A/S ADR†	14,598	1,796,430
DexCom, Inc.†	92,187	10,719,504
Elanco Animal Health, Inc.†	94,633	1,217,927
McKesson Corp.	19,280	7,358,790
Neurocrine Biosciences, Inc.†	9,024	1,146,590
		22,239,241
REITS — 0.7%
Lamar Advertising Co., Class A	42,205	4,226,409
Retail — 6.0%
Burlington Stores, Inc.†	12,053	2,358,531
CarMax, Inc.†	52,933	3,671,433
Dollar Tree, Inc.†	7,857	1,180,828
Lululemon Athletica, Inc.†	14,756	5,611,854
O'Reilly Automotive, Inc.†	12,640	10,927,786
Tractor Supply Co.	45,355	10,264,290
Wingstop, Inc.	28,378	4,696,843
		38,711,565
Semiconductors — 7.2%
Analog Devices, Inc.	38,106	6,550,803
KLA Corp.	8,736	3,434,558
Lam Research Corp.	15,872	7,497,615
Microchip Technology, Inc.	65,849	5,214,582
Monolithic Power Systems, Inc.	19,232	7,345,855
NXP Semiconductors NV	27,346	4,808,521
ON Semiconductor Corp.†	153,149	11,516,805
		46,368,739
Software — 12.0%
Atlassian Corp., Class A†	36,898	4,853,932
Broadridge Financial Solutions, Inc.	23,638	3,524,662
Ceridian HCM Holding, Inc.†	52,093	3,565,245
Constellation Software, Inc.	5,188	8,363,589
Datadog, Inc., Class A†	93,570	7,090,735
Dynatrace, Inc.†	37,839	1,466,261
Fidelity National Information Services, Inc.	35,772	2,596,332
Gitlab, Inc., Class A#†	113,868	4,503,479
HubSpot, Inc.†	19,603	5,940,297
Security Description	Shares or Principal Amount	Value

Software (continued)
MSCI, Inc.	20,323	$ 10,320,629
Paycom Software, Inc.†	20,962	7,108,214
SS&C Technologies Holdings, Inc.	115,283	6,197,614
Synopsys, Inc.†	10,880	3,694,195
Topicus.com, Inc.†	14,338	797,296
ZoomInfo Technologies, Inc.†	240,095	6,866,717
		76,889,197
Telecommunications — 1.1%
Maxar Technologies, Inc.	139,615	3,378,683
NICE, Ltd. ADR†	17,743	3,445,158
		6,823,841
Transportation — 1.3%
JB Hunt Transport Services, Inc.	37,225	6,845,305
TFI International, Inc.	13,371	1,451,422
		8,296,727
Total Long-Term Investment Securities (cost $636,574,469)		612,516,313
SHORT-TERM INVESTMENTS — 1.8%
Commercial Paper — 1.7%
Credit Agricole SA
3.77%, 12/01/2022	$11,400,000	11,398,813
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(1)(2)	579,944	579,944
Total Short-Term Investments (cost $11,979,944)		11,978,757
TOTAL INVESTMENTS (cost $648,554,413)(3)	97.3%	624,495,070
Other assets less liabilities	2.7	17,009,053
NET ASSETS	100.0%	$641,504,123
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $5,546,200. This was secured by collateral of $579,944, which was received in cash and subsequently invested in short-term investments currently valued at $579,944 as reported in the Portfolio of Investments. Additional collateral of $4,939,691 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022 to 02/09/2023	$ 216,077
United States Treasury Notes/Bonds	0.13% to 6.12%	02/28/2023 to 02/15/2052	4,723,614
(3)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 27,832,052	$ 431,335	$—	$ 28,263,387
Entertainment	—	3,019,379	—	3,019,379
Other Industries	581,233,547	—	—	581,233,547
Short-Term Investments:
Commercial Paper	—	11,398,813	—	11,398,813
Other Short-Term Investments	579,944	—	—	579,944
Total Investments at Value	$609,645,543	$14,849,527	$—	$624,495,070
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Value Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Banks	8.7%
Insurance	7.8
REITS	6.3
Healthcare-Services	4.3
Oil & Gas	4.2
Electric	3.8
Aerospace/Defense	3.6
Chemicals	3.5
Semiconductors	3.5
Electronics	3.4
Machinery-Diversified	3.4
Retail	3.2
Diversified Financial Services	3.2
Computers	3.0
Miscellaneous Manufacturing	3.0
Healthcare-Products	2.9
Commercial Services	2.6
Building Materials	2.1
Transportation	2.0
Lodging	1.8
Internet	1.7
Auto Parts & Equipment	1.6
Software	1.5
Food	1.5
Distribution/Wholesale	1.5
Leisure Time	1.3
Apparel	1.3
Short-Term Investments	1.3
Oil & Gas Services	1.2
Pharmaceuticals	1.1
Electrical Components & Equipment	0.9
Home Builders	0.8
Home Furnishings	0.8
Biotechnology	0.7
Environmental Control	0.7
Iron/Steel	0.7
Beverages	0.6
Airlines	0.6
Gas	0.6
Engineering & Construction	0.5
Machinery-Construction & Mining	0.4
Household Products/Wares	0.4
Entertainment	0.4
Metal Fabricate/Hardware	0.3
Food Service	0.3
Toys/Games/Hobbies	0.2
Media	0.2
Advertising	0.2
Telecommunications	0.2
99.8%
*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.2%
Taboola.com, Ltd.†	488,953	$ 1,359,289
Aerospace/Defense — 3.6%
Curtiss-Wright Corp.	43,014	7,598,423
Hexcel Corp.	57,721	3,460,374
Howmet Aerospace, Inc.	297,869	11,220,725
L3Harris Technologies, Inc.	10,575	2,401,371
Spirit AeroSystems Holdings, Inc., Class A	157,252	4,121,575
		28,802,468
Airlines — 0.6%
Alaska Air Group, Inc.†	55,695	2,642,171
JetBlue Airways Corp.†	283,513	2,256,763
		4,898,934
Apparel — 1.3%
Columbia Sportswear Co.	57,561	5,156,890
Steven Madden, Ltd.	148,791	5,139,241
		10,296,131
Auto Parts & Equipment — 1.6%
Gentex Corp.	244,831	7,075,616
Lear Corp.	12,579	1,814,395
Visteon Corp.†	26,087	3,829,571
		12,719,582
Banks — 8.7%
Ameris Bancorp	111,442	5,893,053
Atlantic Union Bankshares Corp.	49,899	1,779,897
Cadence Bank	215,644	6,219,173
East West Bancorp, Inc.	92,754	6,512,258
Fifth Third Bancorp	192,813	7,010,681
First Republic Bank	16,677	2,128,152
Huntington Bancshares, Inc.	468,983	7,259,857
KeyCorp	373,802	7,031,215
SouthState Corp.	65,464	5,751,012
State Street Corp.	7,422	591,311
Synovus Financial Corp.	149,274	6,288,914
Triumph Financial, Inc.†	34,764	2,077,497
Truist Financial Corp.	29,033	1,359,035
Webster Financial Corp.	90,399	4,912,282
Western Alliance Bancorp	72,836	4,992,179
		69,806,516
Beverages — 0.6%
Coca-Cola Europacific Partners PLC	42,080	2,234,027
Keurig Dr Pepper, Inc.	74,104	2,865,602
		5,099,629
Biotechnology — 0.7%
Corteva, Inc.	84,982	5,707,391
Building Materials — 2.1%
Builders FirstSource, Inc.†	98,897	6,322,485
Fortune Brands Home & Security, Inc.	48,259	3,153,243
Masco Corp.	76,853	3,902,595
Mohawk Industries, Inc.†	17,639	1,787,360
PGT Innovations, Inc.†	80,488	1,592,858
		16,758,541
Chemicals — 3.5%
Axalta Coating Systems, Ltd.†	105,128	2,821,636
Celanese Corp.	38,177	4,096,392
DuPont de Nemours, Inc.	66,628	4,697,940
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
FMC Corp.	67,725	$ 8,847,594
PPG Industries, Inc.	33,243	4,495,118
Valvoline, Inc.	99,367	3,277,124
		28,235,804
Commercial Services — 2.6%
ASGN, Inc.†	26,990	2,445,294
EVERTEC, Inc.	33,284	1,124,001
FleetCor Technologies, Inc.†	20,681	4,057,612
Global Payments, Inc.	19,627	2,036,890
Herc Holdings, Inc.	32,280	4,137,327
Monro, Inc.	90,413	4,111,079
Robert Half International, Inc.	16,823	1,325,316
TransUnion	29,210	1,842,567
		21,080,086
Computers — 3.0%
Check Point Software Technologies, Ltd.†	30,635	4,069,247
Cognizant Technology Solutions Corp., Class A	44,313	2,756,712
Leidos Holdings, Inc.	57,919	6,332,284
Lumentum Holdings, Inc.†	73,242	4,023,915
NetApp, Inc.	35,658	2,410,837
Science Applications International Corp.	22,780	2,508,306
Western Digital Corp.†	49,666	1,825,226
		23,926,527
Distribution/Wholesale — 1.5%
Copart, Inc.†	58,110	3,867,801
Ferguson PLC	23,451	2,749,161
LKQ Corp.	69,149	3,756,865
Resideo Technologies, Inc.†	93,048	1,507,378
		11,881,205
Diversified Financial Services — 3.2%
AerCap Holdings NV†	123,885	7,606,539
Ameriprise Financial, Inc.	33,397	11,086,134
Discover Financial Services	48,068	5,208,649
SLM Corp.	84,724	1,479,281
		25,380,603
Electric — 3.8%
Alliant Energy Corp.	64,960	3,657,248
American Electric Power Co., Inc.	35,329	3,419,847
CenterPoint Energy, Inc.	255,279	7,941,730
DTE Energy Co.	33,313	3,864,641
Entergy Corp.	44,630	5,189,130
Evergy, Inc.	51,352	3,040,552
FirstEnergy Corp.	72,144	2,975,219
		30,088,367
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	50,731	7,225,109
Electronics — 3.4%
Allegion PLC	37,999	4,318,586
Flex, Ltd.†	291,456	6,406,203
Garmin, Ltd.	34,909	3,246,188
National Instruments Corp.	123,435	5,063,304
nVent Electric PLC	49,931	1,997,739
TE Connectivity, Ltd.	49,075	6,189,339
		27,221,359

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.5%
Fluor Corp.†	71,542	$ 2,404,527
Frontdoor, Inc.†	74,677	1,745,201
		4,149,728
Entertainment — 0.4%
International Game Technology PLC	71,260	1,748,720
Live Nation Entertainment, Inc.†	15,669	1,140,077
		2,888,797
Environmental Control — 0.7%
Clean Harbors, Inc.†	46,826	5,619,120
Food — 1.5%
US Foods Holding Corp.†	330,254	12,080,691
Food Service — 0.3%
Sovos Brands, Inc.†	157,384	2,264,756
Gas — 0.6%
ONE Gas, Inc.	53,166	4,622,784
Healthcare-Products — 2.9%
Avanos Medical, Inc.†	108,623	2,921,959
Avantor, Inc.†	83,552	1,861,538
DENTSPLY SIRONA, Inc.	92,503	2,799,141
Envista Holdings Corp.†	52,230	1,782,087
ICU Medical, Inc.†	30,081	4,789,798
Integra LifeSciences Holdings Corp.†	94,951	5,216,608
Zimmer Biomet Holdings, Inc.	29,312	3,520,371
		22,891,502
Healthcare-Services — 4.3%
Centene Corp.†	18,505	1,610,860
Encompass Health Corp.	84,897	4,964,777
HCA Healthcare, Inc.	19,307	4,637,928
Humana, Inc.	8,558	4,706,044
ICON PLC†	28,273	6,091,135
IQVIA Holdings, Inc.†	9,461	2,062,687
Laboratory Corp. of America Holdings	6,897	1,660,108
Molina Healthcare, Inc.†	16,309	5,492,382
Syneos Health, Inc.†	91,682	3,234,541
		34,460,462
Home Builders — 0.8%
Meritage Homes Corp.†	54,831	4,737,947
NVR, Inc.†	441	2,045,803
		6,783,750
Home Furnishings — 0.8%
Tempur Sealy International, Inc.	107,858	3,426,648
Whirlpool Corp.	19,811	2,902,906
		6,329,554
Household Products/Wares — 0.4%
Avery Dennison Corp.	15,020	2,903,817
Insurance — 7.8%
Aegon NV	1,407,565	6,854,842
Aflac, Inc.	29,678	2,134,740
Allstate Corp.	13,318	1,783,280
Aon PLC, Class A	14,684	4,526,783
Arch Capital Group, Ltd.†	33,323	1,996,381
Everest Re Group, Ltd.	31,032	10,486,954
Globe Life, Inc.	64,270	7,709,829
Hanover Insurance Group, Inc.	26,152	3,852,190
James River Group Holdings, Ltd.	181,231	4,353,169
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Kemper Corp.	137,558	$ 7,829,801
RenaissanceRe Holdings, Ltd.	9,056	1,710,769
Travelers Cos., Inc.	7,479	1,419,589
Voya Financial, Inc.#	116,641	7,695,973
		62,354,300
Internet — 1.7%
Cargurus, Inc.†	114,768	1,501,166
Expedia Group, Inc.†	28,830	3,080,197
F5, Inc.†	41,828	6,467,027
Gen Digital, Inc.	94,651	2,173,187
		13,221,577
Iron/Steel — 0.7%
Reliance Steel & Aluminum Co.	25,884	5,469,030
Leisure Time — 1.3%
Harley-Davidson, Inc.	116,664	5,498,374
Polaris, Inc.#	33,075	3,772,535
Topgolf Callaway Brands Corp.†	53,243	1,115,441
		10,386,350
Lodging — 1.8%
Las Vegas Sands Corp.†	56,121	2,628,707
Marriott International, Inc., Class A	22,851	3,778,413
Wyndham Hotels & Resorts, Inc.	105,112	7,706,812
		14,113,932
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	55,329	3,368,983
Machinery-Diversified — 3.4%
Dover Corp.	52,060	7,389,917
Esab Corp.	77,171	3,653,275
Flowserve Corp.	104,675	3,282,608
Ingersoll Rand, Inc.	54,559	2,944,549
Middleby Corp.†	44,887	6,472,257
Otis Worldwide Corp.	42,091	3,286,886
		27,029,492
Media — 0.2%
Nexstar Media Group, Inc.	8,000	1,516,480
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.	23,505	2,286,096
Miscellaneous Manufacturing — 3.0%
Eaton Corp. PLC	40,388	6,601,419
ITT, Inc.	22,749	1,922,745
John Bean Technologies Corp.	38,235	3,512,267
Parker-Hannifin Corp.	18,856	5,636,813
Textron, Inc.	84,926	6,062,018
		23,735,262
Oil & Gas — 4.2%
Coterra Energy, Inc.	183,886	5,132,258
Delek US Holdings, Inc.	50,654	1,569,261
Devon Energy Corp.	64,486	4,418,581
Diamondback Energy, Inc.	55,589	8,228,284
Marathon Oil Corp.	155,100	4,750,713
Marathon Petroleum Corp.	32,126	3,913,268
Pioneer Natural Resources Co.	14,921	3,521,207
Valero Energy Corp.	15,742	2,103,446
		33,637,018

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services — 1.2%
Halliburton Co.	126,202	$ 4,781,794
Schlumberger, Ltd.	97,847	5,044,013
		9,825,807
Pharmaceuticals — 1.1%
AmerisourceBergen Corp.	38,592	6,587,269
Cigna Corp.	5,605	1,843,428
		8,430,697
REITS — 6.3%
American Assets Trust, Inc.	89,370	2,617,647
American Homes 4 Rent, Class A	58,698	1,941,143
Americold Realty Trust, Inc.	95,149	2,840,198
Cousins Properties, Inc.	60,079	1,584,884
Equity Residential	36,373	2,359,153
Essential Properties Realty Trust, Inc.	197,280	4,578,869
Essex Property Trust, Inc.	13,124	2,892,267
First Industrial Realty Trust, Inc.	86,791	4,387,285
Gaming and Leisure Properties, Inc.	100,752	5,300,563
Healthpeak Properties, Inc.	79,224	2,080,422
Kilroy Realty Corp.	28,661	1,238,729
Lamar Advertising Co., Class A	31,263	3,130,677
Prologis, Inc.	23,137	2,725,307
Regency Centers Corp.	66,559	4,421,514
Ryman Hospitality Properties, Inc.	45,830	4,194,820
Welltower, Inc.	60,545	4,300,511
		50,593,989
Retail — 3.2%
AutoZone, Inc.†	3,402	8,773,758
Burlington Stores, Inc.†	8,856	1,732,942
Darden Restaurants, Inc.	16,788	2,467,668
Denny's Corp.†	275,517	3,454,983
Domino's Pizza, Inc.	5,182	2,014,399
Five Below, Inc.†	14,185	2,281,799
Ross Stores, Inc.	40,249	4,736,100
		25,461,649
Semiconductors — 3.5%
Allegro MicroSystems, Inc.†	118,017	3,675,049
Cirrus Logic, Inc.†	47,780	3,569,644
KLA Corp.	4,187	1,646,119
Microchip Technology, Inc.	57,832	4,579,716
MKS Instruments, Inc.	52,279	4,384,117
NXP Semiconductors NV	14,470	2,544,405
Qorvo, Inc.†	35,841	3,557,219
Synaptics, Inc.†	37,840	4,009,905
		27,966,174
Security Description	Shares or Principal Amount	Value

Software — 1.5%
Fair Isaac Corp.†	4,828	$ 2,992,008
Progress Software Corp.	84,535	4,507,406
SS&C Technologies Holdings, Inc.	52,776	2,837,238
Take-Two Interactive Software, Inc.†	18,028	1,905,379
		12,242,031
Telecommunications — 0.2%
Maxar Technologies, Inc.	53,779	1,301,452
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	26,787	1,682,759
Transportation — 2.0%
Expeditors International of Washington, Inc.	29,249	3,394,639
Knight-Swift Transportation Holdings, Inc.	89,332	4,951,673
Landstar System, Inc.	18,151	3,139,760
Norfolk Southern Corp.	16,608	4,259,952
		15,746,024
Total Long-Term Investment Securities (cost $697,761,090)		785,851,604
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional Liquid Reserves Fund, Administration Class 3.70%(1)	8,464,764	8,466,457
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(1)(2)	1,714,757	1,714,757
Total Short-Term Investments (cost $10,180,441)		10,181,214
TOTAL INVESTMENTS (cost $707,941,531)(3)	99.8%	796,032,818
Other assets less liabilities	0.2	1,374,580
NET ASSETS	100.0%	$797,407,398
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $1,713,376. This was secured by collateral of $1,714,757, which was received in cash and subsequently invested in short-term investments currently valued at $1,714,757 as reported in the Portfolio of Investments.
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$785,851,604	$—	$—	$785,851,604
Short-Term Investments	10,181,214	—	—	10,181,214
Total Investments at Value	$796,032,818	$—	$—	$796,032,818
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	43.4%
Domestic Equity Investment Companies	40.7
International Equity Investment Companies	15.1
Short-Term Investments	0.8
100.0%
*	Calculated as a percentage of net assets

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Fixed Income Investment Companies — 43.4%
VALIC Company I Core Bond Fund (cost $475,299,971)	44,767,987	$ 434,249,471
Domestic Equity Investment Companies — 40.7%
VALIC Company I Blue Chip Growth Fund	2,009,114	30,759,534
VALIC Company I Large Capital Growth Fund	1,850,716	33,738,562
VALIC Company I Small Cap Growth Fund	2,580,524	38,114,334
VALIC Company I Small Cap Value Fund	2,885,252	39,181,723
VALIC Company I Stock Index Fund	4,215,212	199,210,922
VALIC Company I Systematic Value Fund	5,022,499	66,447,663
Total Domestic Equity Investment Companies (cost $407,760,039)		407,452,738
International Equity Investment Companies — 15.1%
VALIC Company I International Equities Index Fund (cost $143,826,240)	21,136,834	150,916,997
Total Long-Term Investment Securities (cost $1,026,886,250)		992,619,206
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(2) (cost $7,633,783)	7,633,783	$ 7,633,783
TOTAL INVESTMENTS (cost $1,034,520,033)(3)	100.0%	1,000,252,989
Other assets less liabilities	0.0	70,967
NET ASSETS	100.0%	$1,000,323,956
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of November 30, 2022.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$ 992,619,206	$—	$—	$ 992,619,206
Short-Term Investments	7,633,783	—	—	7,633,783
Total Investments at Value	$1,000,252,989	$—	$—	$1,000,252,989
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Internet	18.4%
Software	17.0
Semiconductors	15.0
Computers	13.7
Biotechnology	5.3
Retail	5.0
Auto Manufacturers	3.7
Telecommunications	3.5
Beverages	3.2
Commercial Services	2.4
Media	2.2
Repurchase Agreements	1.6
Electric	1.4
Electronics	1.3
Healthcare-Products	1.3
Food	1.2
Transportation	0.9
Short-Term Investments	0.9
Pharmaceuticals	0.8
Distribution/Wholesale	0.5
Lodging	0.5
Energy-Alternate Sources	0.4
100.2%
*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Auto Manufacturers — 3.7%
Lucid Group, Inc.#†	97,716	$ 990,840
PACCAR, Inc.	20,251	2,144,784
Tesla, Inc.†	109,103	21,242,354
		24,377,978
Beverages — 3.2%
Keurig Dr Pepper, Inc.	82,473	3,189,231
Monster Beverage Corp.†	30,686	3,156,362
PepsiCo, Inc.	80,365	14,908,511
		21,254,104
Biotechnology — 5.3%
Amgen, Inc.	31,154	8,922,506
Biogen, Inc.†	8,451	2,578,992
Gilead Sciences, Inc.	72,995	6,411,151
Illumina, Inc.†	9,161	1,997,831
Moderna, Inc.†	22,783	4,007,757
Regeneron Pharmaceuticals, Inc.†	6,243	4,692,863
Seagen, Inc.†	10,742	1,303,971
Vertex Pharmaceuticals, Inc.†	14,936	4,725,750
		34,640,821
Commercial Services — 2.4%
Automatic Data Processing, Inc.	24,200	6,392,188
Cintas Corp.	5,943	2,744,359
PayPal Holdings, Inc.†	67,352	5,281,070
Verisk Analytics, Inc.	9,141	1,679,293
		16,096,910
Computers — 13.7%
Apple, Inc.	564,140	83,509,644
Cognizant Technology Solutions Corp., Class A	30,155	1,875,942
Crowdstrike Holdings, Inc., Class A†	12,512	1,472,037
Fortinet, Inc.†	45,923	2,441,267
Zscaler, Inc.†	8,262	1,102,564
		90,401,454
Distribution/Wholesale — 0.5%
Copart, Inc.†	27,684	1,842,647
Fastenal Co.	33,469	1,723,988
		3,566,635
Electric — 1.4%
American Electric Power Co., Inc.	29,920	2,896,256
Constellation Energy Corp.	19,023	1,828,491
Exelon Corp.	57,858	2,393,586
Xcel Energy, Inc.	31,856	2,236,928
		9,355,261
Electronics — 1.3%
Honeywell International, Inc.	39,236	8,614,264
Energy-Alternate Sources — 0.4%
Enphase Energy, Inc.†	7,889	2,529,135
Food — 1.2%
Kraft Heinz Co.	71,369	2,808,370
Mondelez International, Inc., Class A	79,821	5,396,698
		8,205,068
Healthcare-Products — 1.3%
Align Technology, Inc.†	4,549	894,606
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	4,849	$ 2,065,044
Intuitive Surgical, Inc.†	20,798	5,623,571
		8,583,221
Internet — 18.4%
Airbnb, Inc., Class A†	23,247	2,374,449
Alphabet, Inc., Class A†	210,481	21,256,476
Alphabet, Inc., Class C†	216,343	21,947,997
Amazon.com, Inc.†	357,619	34,524,538
Baidu, Inc. ADR†	10,600	1,151,160
Booking Holdings, Inc.†	2,312	4,807,688
eBay, Inc.	31,995	1,453,853
JD.com, Inc. ADR	29,390	1,680,520
Match Group, Inc.†	16,481	833,279
MercadoLibre, Inc.†	2,932	2,729,648
Meta Platforms, Inc., Class A†	119,881	14,157,946
Netflix, Inc.†	25,899	7,912,922
Palo Alto Networks, Inc.†	17,408	2,957,619
Pinduoduo, Inc. ADR†	27,261	2,236,493
VeriSign, Inc.†	6,248	1,248,413
		121,273,001
Lodging — 0.5%
Marriott International, Inc., Class A	18,902	3,125,446
Media — 2.2%
Charter Communications, Inc., Class A†	9,357	3,661,300
Comcast Corp., Class A	256,474	9,397,207
Sirius XM Holdings, Inc.#	226,797	1,471,913
		14,530,420
Pharmaceuticals — 0.8%
AstraZeneca PLC ADR	34,469	2,342,858
DexCom, Inc.†	22,864	2,658,626
		5,001,484
Retail — 5.0%
Costco Wholesale Corp.	25,798	13,911,571
Dollar Tree, Inc.†	13,042	1,960,082
Lululemon Athletica, Inc.†	7,124	2,709,328
O'Reilly Automotive, Inc.†	3,688	3,188,424
Ross Stores, Inc.	20,379	2,397,997
Starbucks Corp.	66,824	6,829,413
Walgreens Boots Alliance, Inc.	50,333	2,088,820
		33,085,635
Semiconductors — 15.0%
Advanced Micro Devices, Inc.†	94,017	7,298,540
Analog Devices, Inc.	29,955	5,149,564
Applied Materials, Inc.	50,104	5,491,398
ASML Holding NV	5,014	3,049,114
Broadcom, Inc.	23,586	12,996,594
Intel Corp.	239,131	7,190,669
KLA Corp.	8,259	3,247,026
Lam Research Corp.	7,978	3,768,648
Marvell Technology, Inc.	49,655	2,309,951
Microchip Technology, Inc.	32,176	2,548,017
Micron Technology, Inc.	64,247	3,703,840
NVIDIA Corp.	123,011	20,817,151
NXP Semiconductors NV	15,294	2,689,297
QUALCOMM, Inc.	65,402	8,272,699
Skyworks Solutions, Inc.	9,344	893,473
Texas Instruments, Inc.	53,214	9,602,998
		99,028,979

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 17.0%
Activision Blizzard, Inc.	45,561	$ 3,369,236
Adobe, Inc.†	27,256	9,401,412
ANSYS, Inc.†	5,071	1,289,555
Atlassian Corp., Class A†	8,438	1,110,019
Autodesk, Inc.†	12,572	2,538,915
Cadence Design Systems, Inc.†	15,950	2,744,038
Datadog, Inc., Class A†	16,937	1,283,486
DocuSign, Inc.†	11,645	548,130
Electronic Arts, Inc.	16,193	2,117,721
Fiserv, Inc.†	37,249	3,887,306
Intuit, Inc.	16,428	6,695,888
Microsoft Corp.	261,798	66,795,142
NetEase, Inc. ADR	9,458	672,653
Paychex, Inc.	20,961	2,599,793
Splunk, Inc.†	9,475	736,018
Synopsys, Inc.†	8,905	3,023,604
Workday, Inc., Class A†	11,706	1,965,437
Zoom Video Communications, Inc., Class A†	14,617	1,102,560
		111,880,913
Telecommunications — 3.5%
Cisco Systems, Inc.	241,167	11,990,823
T-Mobile US, Inc.†	73,034	11,061,730
		23,052,553
Transportation — 0.9%
CSX Corp.	124,704	4,076,574
Old Dominion Freight Line, Inc.	6,509	1,969,688
		6,046,262
Total Long-Term Investment Securities (cost $292,438,623)		644,649,544
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(1)(2)	2,508,040	2,508,040
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.5%
United States Treasury Bills
1.91%, 04/20/2023(3)	$ 3,500,000	$ 3,440,669
Total Short-Term Investments (cost $5,982,009)		5,948,709
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $10,459,312 and collateralized by $11,438,000 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $10,668,165 (cost $10,458,984)	10,458,984	10,458,984
TOTAL INVESTMENTS (cost $308,879,616)(4)	100.2%	661,057,237
Other assets less liabilities	(0.2)	(1,217,642)
NET ASSETS	100.0%	$659,839,595
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $2,462,753. This was secured by collateral of $2,508,040, which was received in cash and subsequently invested in short-term investments currently valued at $2,508,040 as reported in the Portfolio of Investments.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
61	Long	NASDAQ 100 E-Mini Index	December 2022	$13,998,902	$14,691,545	$692,643
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$644,649,544	$ —	$—	$644,649,544
Short-Term Investments:
U.S. Government	—	3,440,669	—	3,440,669
Other Short-Term Investments	2,508,040	—	—	2,508,040
Repurchase Agreements	—	10,458,984	—	10,458,984
Total Investments at Value	$647,157,584	$13,899,653	$—	$661,057,237
Other Financial Instruments:†
Futures Contracts	$ 692,643	$ —	$—	$ 692,643
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Internet	26.2%
Software	22.5
Semiconductors	21.7
Computers	9.1
Commercial Services	3.9
Diversified Financial Services	3.6
Telecommunications	3.0
Short-Term Investments	2.0
Electronics	2.0
Retail	1.4
Auto Manufacturers	1.0
Advertising	0.5
Medical Labs & Testing Services	0.4
Automotive - Cars & Lt. Trucks	0.3
E-Commerce/Services	0.2
Medical - Biomedical/Gene	0.2
Biotechnology	0.2
Healthcare-Services	0.2
Entertainment Software	0.2
Therapeutics	0.2
Repurchase Agreements	0.1
Real Estate	0.1
Entertainment	0.1
Pharmaceuticals	0.1
99.2%
*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.4%
Advertising — 0.5%
Trade Desk, Inc., Class A†	176,960	$ 9,226,694
Apparel — 0.0%
boohoo Group PLC†	831,683	425,592
Auto Manufacturers — 1.0%
Rivian Automotive, Inc., Class A†	34,943	1,119,574
Tesla, Inc.†	87,795	17,093,686
		18,213,260
Auto Parts & Equipment — 0.0%
Mobileye Global, Inc., Class A#†	6,900	196,719
Biotechnology — 0.0%
Flame Biosciences, Inc.†(1)(2)	48,560	222,890
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	12,842	9,796
Ginkgo Bioworks, Inc., Earnout Shares 17.50†(1)	12,842	8,939
Ginkgo Bioworks, Inc., Earnout Shares 20.00†(1)	12,842	8,219
		249,844
Commercial Services — 3.9%
Adyen NV*†	781	1,217,684
Automatic Data Processing, Inc.	40,690	10,747,857
Block, Inc.†	164,998	11,181,914
FleetCor Technologies, Inc.†	42,030	8,246,286
Global Payments, Inc.	168,404	17,476,967
PayPal Holdings, Inc.†	174,467	13,679,958
WEX, Inc.†	63,101	10,672,903
		73,223,569
Computers — 9.1%
Accenture PLC, Class A	85,455	25,715,973
Apple, Inc.	385,215	57,023,377
Crowdstrike Holdings, Inc., Class A†	101,305	11,918,533
DXC Technology Co.†	233,795	6,936,698
Fortinet, Inc.†	288,755	15,350,216
Genpact, Ltd.	231,907	10,693,232
Pure Storage, Inc., Class A†	789,516	23,045,972
Rapid7, Inc.†	39,831	1,171,031
Seagate Technology Holdings PLC	117,530	6,225,564
Western Digital Corp.†	40,000	1,470,000
Zscaler, Inc.†	67,865	9,056,584
		168,607,180
Diversified Financial Services — 3.6%
Mastercard, Inc., Class A	72,840	25,960,176
Visa, Inc., Class A	190,177	41,268,409
		67,228,585
E-Commerce/Services — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	25,355
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	485,576
		510,931
Electronics — 2.0%
Flex, Ltd.†	1,035,146	22,752,509
Hon Hai Precision Industry Co., Ltd.	1,768,000	5,805,772
Hoya Corp.	90,000	9,317,335
		37,875,616
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA†	24,182	1,496,873
Security Description	Shares or Principal Amount	Value

Entertainment Software — 0.2%
Epic Games, Inc.(1)(2)	3,904	$ 2,685,288
Healthcare-Services — 0.1%
Bright Health Group, Inc.#†	181,044	178,690
Ginkgo Bioworks Holdings, Inc.†	440,922	877,435
Verily Life Sciences LLC Series B†(1)(2)	6,986	1,052,441
		2,108,566
Internet — 26.2%
Airbnb, Inc., Class A†	68,569	7,003,638
Alibaba Group Holding, Ltd. ADR†	210,408	18,423,324
Alphabet, Inc., Class A†	740,111	74,743,810
Alphabet, Inc., Class C†	538,290	54,609,520
Amazon.com, Inc.†	1,351,925	130,514,839
Auto1 Group SE*†	338,692	2,924,155
Baidu, Inc. ADR†	106,136	11,526,370
Booking Holdings, Inc.†	6,879	14,304,537
Cargurus, Inc.†	230,742	3,018,105
Coupang, Inc.†	138,871	2,705,207
Deliveroo PLC*†	2,316,765	2,434,929
Delivery Hero SE*†	250,500	10,798,581
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR#†	264,176	182,731
DoorDash, Inc., Class A†	43,623	2,541,040
Etsy, Inc.†	54,401	7,185,828
F5, Inc.†	65,807	10,174,420
Gen Digital, Inc.	81,400	1,868,944
GoDaddy, Inc., Class A†	63,799	5,048,415
Kanzhun, Ltd. ADR†	62,428	1,174,895
MercadoLibre, Inc.†	1,395	1,298,724
Meta Platforms, Inc., Class A†	346,006	40,863,309
Naspers, Ltd., Class N	47,531	7,319,128
Netflix, Inc.†	50,405	15,400,240
Okta, Inc.†	36,243	1,932,477
Opendoor Technologies, Inc.#†	115,128	212,987
Palo Alto Networks, Inc.†	187,031	31,776,567
Pinterest, Inc., Class A†	106,712	2,712,619
Sea, Ltd. ADR†	21,100	1,231,607
Tencent Holdings, Ltd.	102,300	3,844,097
Tongcheng Travel Holdings, Ltd.†	1,307,400	2,828,828
Trainline PLC*†	1,389,149	5,639,901
Trip.com Group, Ltd. ADR†	152,552	4,874,036
VeriSign, Inc.†	25,603	5,115,735
VK Co., Ltd. GDR†(1)(2)	1,166,135	0
Wayfair, Inc., Class A#†	22,196	813,261
		487,046,804
Pharmaceuticals — 0.0%
Longboard Pharmaceuticals, Inc.#†	32,938	176,877
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	62,149
		239,026
Real Estate — 0.1%
KE Holdings, Inc. ADR†	94,282	1,595,251
Retail — 1.4%
Warby Parker, Inc., Class A†	286,472	4,878,618
Zalando SE*†	709,359	21,963,584
		26,842,202
Semiconductors — 21.7%
Advanced Micro Devices, Inc.†	596,032	46,269,964
Analog Devices, Inc.	34,680	5,961,839
Applied Materials, Inc.	121,815	13,350,924
ASML Holding NV	14,120	8,586,654

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
ASPEED Technology, Inc.	46,000	$ 3,218,943
Broadcom, Inc.	34,495	19,007,780
Infineon Technologies AG	287,140	9,438,726
Intel Corp.	181,765	5,465,674
KLA Corp.	56,266	22,120,978
Lam Research Corp.	32,634	15,415,649
Marvell Technology, Inc.	539,066	25,077,350
Microchip Technology, Inc.	50,595	4,006,618
Micron Technology, Inc.	390,470	22,510,595
Monolithic Power Systems, Inc.	20,145	7,694,584
NVIDIA Corp.	230,687	39,039,161
NXP Semiconductors NV	57,230	10,063,323
ON Semiconductor Corp.†	673,699	50,662,165
QUALCOMM, Inc.	155,613	19,683,488
Rohm Co., Ltd.	75,100	6,021,719
Samsung Electronics Co., Ltd.	81,951	3,935,592
SK Hynix, Inc.	68,206	4,511,578
STMicroelectronics NV	108,930	4,215,015
Taiwan Semiconductor Manufacturing Co., Ltd.	111,000	1,773,358
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	175,450	14,558,841
Texas Instruments, Inc.	228,267	41,193,063
		403,783,581
Software — 22.5%
Alignment Healthcare, Inc.†	131,699	1,751,597
Alteryx, Inc., Class A†	66,715	2,992,168
Aspen Technology, Inc.†	48,779	11,243,559
Ceridian HCM Holding, Inc.†	208,487	14,268,850
Datadog, Inc., Class A†	80,895	6,130,223
Doximity, Inc., Class A#†	129,570	4,404,084
Fiserv, Inc.†	45,570	4,755,685
Five9, Inc.†	33,736	2,162,815
Gitlab, Inc., Class A#†	72,860	2,881,613
Guidewire Software, Inc.†	67,888	4,026,437
HashiCorp, Inc., Class A#†	205,686	5,615,228
HubSpot, Inc.†	37,688	11,420,595
Intuit, Inc.	23,028	9,385,982
Microsoft Corp.	669,962	170,934,105
MongoDB, Inc.†	81,357	12,422,400
Oracle Corp.	136,730	11,352,692
Paycom Software, Inc.†	23,840	8,084,144
Qualtrics International, Inc., Class A†	454,264	4,660,749
Salesforce, Inc.†	375,648	60,197,592
SentinelOne, Inc., Class A†	101,994	1,478,913
ServiceNow, Inc.†	53,069	22,092,625
Snowflake, Inc., Class A†	94,622	13,521,484
Take-Two Interactive Software, Inc.†	19,285	2,038,232
TeamViewer AG†	261,802	3,356,763
Veeva Systems, Inc., Class A†	30,149	5,739,164
Workday, Inc., Class A†	90,534	15,200,658
Zoom Video Communications, Inc., Class A†	96,855	7,305,773
		419,424,130
Telecommunications — 3.0%
Arista Networks, Inc.†	180,715	25,173,599
Cisco Systems, Inc.	125,475	6,238,617
Harmonic, Inc.†	353,852	5,428,090
Motorola Solutions, Inc.	35,660	9,706,652
Nokia Oyj ADR	1,937,169	9,550,243
		56,097,201
Total Common Stocks (cost $2,065,103,649)		1,777,076,912
Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 1.6%
Automotive - Cars & Lt. Trucks — 0.3%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	$ 2,601,300
Waymo LLC Series A-2†(1)(2)	21,059	1,931,573
Waymo LLC Series B-2†(1)(2)	10,055	922,265
		5,455,138
Biotechnology — 0.2%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	1,104,005
Freenome Holdings, Inc. Series C†(1)(2)	53,807	627,928
Insitro, Inc. Series B†(1)(2)	52,029	951,668
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	109,150
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	93,232
PrognomIQ, Inc. Series B†(1)(2)	216,177	661,502
		3,547,485
E-Commerce/Services — 0.2%
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	1,001,112
Rappi, Inc. Series E†(1)(2)	39,184	2,019,151
Rappi, Inc. Series F†(1)(2)	14,609	752,802
		3,773,065
Healthcare-Services — 0.1%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,433,854
Medical - Biomedical/Gene — 0.2%
National Resilience, Inc. Series B†(1)(2)	69,360	4,212,233
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	379,881
RefleXion Medical, Inc. Series D†(1)(2)	67,040	158,921
		538,802
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	550,994
Medical Labs & Testing Services — 0.4%
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,572,662
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,400,798
Tempus Labs, Inc. Series F†(1)(2)	10,551	646,143
Tempus Labs, Inc. Series G†(1)(2)	6,661	412,849
		7,032,452
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	521,723

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Software — 0.0%
Mesosphere, Inc. Series D†(1)(2)	151,129	$ 101,256
Therapeutics — 0.2%
Color Health, Inc. Series D-1†(1)(2)	26,210	2,620,188
Total Convertible Preferred Stocks (cost $17,272,432)		29,787,190
ESCROWS AND LITIGATION TRUSTS — 0.1%
Exact Sciences Expense Fund †(1)	220	198
Exact Sciences CMO Milestone †(1)	216,096	114,531
Exact Sciences FDA Milestone †(1)	108,048	57,266
Acerta Pharma B.V. (Escrow Shares) †(1)	1,007,214	883,326
Total Escrows and Litigation Trusts (cost $1,007,213)		1,055,321
Total Long-Term Investment Securities (cost $2,083,383,294)		1,807,919,423
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(3)	673,791	673,791
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(3)(4)	8,769,938	8,769,938
T. Rowe Price Government Reserve Fund 3.86%(3)	28,517,462	28,517,462
Total Short-Term Investments (cost $37,961,191)		37,961,191
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $2,222,605 and collateralized by $2,430,600 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $2,267,008 (cost $2,222,536)	$ 2,222,536	2,222,536
TOTAL INVESTMENTS (cost $2,123,567,021)(5)	99.2%	1,848,103,150
Other assets less liabilities	0.8	14,106,734
NET ASSETS	100.0%	$1,862,209,884
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At November 30, 2022, the aggregate value of these securities was $44,978,834 representing 2.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,883	$1,657,725
	03/29/2021	1,021	903,585
		3,904	2,561,310	$ 2,685,288	$687.83	0.15%
Flame Biosciences, Inc.	09/28/2020	48,560	318,068	222,890	4.59	0.01
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233	25,355	48.48	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	485,576	48.48	0.02
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	1,052,441	150.65	0.06
VK Co., Ltd. GDR	08/07/2018 - 01/27/2022	1,166,135	24,375,243	0	0.00	0.00
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	1,433,854	6.58	0.08
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	2,620,187	99.97	0.14
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	1,104,005	11.67	0.06
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	627,928	11.67	0.03
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	2,601,300	29.00	0.14
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	521,723	2.89	0.03
Insitro, Inc. Series B	05/21/2020	52,029	324,177	951,668	18.29	0.05
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	550,994	1.02	0.03
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	20,650	993,098	1,001,112	48.48	0.05
Mesosphere, Inc. Series D	05/04/2018	151,129	1,670,656	101,256	0.67	0.01
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	4,212,233	60.73	0.23
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	109,150	3.06	0.01
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	93,232	3.06	0.00
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	661,502	3.06	0.04

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Rappi, Inc. Series E	09/08/2020	39,184	$2,341,089	$ 2,019,151	$ 51.53	0.11%
Rappi, Inc. Series F	07/08/2021	14,609	941,157	752,802	51.53	0.04
RefleXion Medical, Inc. Series C	04/23/2018	160,251	271,145	379,881	2.37	0.02
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	158,921	2.37	0.01
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	3,572,662	58.88	0.19
Tempus Labs, Inc. Series E	08/23/3018	39,722	665,057	2,400,798	60.44	0.13
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	646,143	61.24	0.03
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	412,849	61.98	0.02
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,931,574	91.72	0.10
Waymo LLC Series B-2	06/11/2021	10,055	922,265	922,265	91.72	0.05
				$34,258,740		1.84%
(3)	The rate shown is the 7-day yield as of November 30, 2022.
(4)	At November 30, 2022, the Fund had loaned securities with a total value of $11,989,823. This was secured by collateral of $8,769,938, which was received in cash and subsequently invested in short-term investments currently valued at $8,769,938 as reported in the Portfolio of Investments. Additional collateral of $3,026,641 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022 to 02/09/2023	$ 135,528
United States Treasury Notes/Bonds	0.13% to 6.62%	12/31/2022 to 05/15/2052	2,891,113
(5)	See Note 5 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights
GDR—Global Depositary Receipt

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$ —	$ 425,592	$ —	$ 425,592
Biotechnology	—	—	249,844	249,844
Commercial Services	72,005,885	1,217,684	—	73,223,569
E-Commerce/Services	—	—	510,931	510,931
Electronics	22,752,509	15,123,107	—	37,875,616
Entertainment	—	1,496,873	—	1,496,873
Entertainment Software	—	—	2,685,288	2,685,288
Healthcare-Services	1,056,125	—	1,052,441	2,108,566
Internet	451,257,185	35,789,619	—	487,046,804
Pharmaceuticals	176,877	—	62,149	239,026
Retail	4,878,618	21,963,584	—	26,842,202
Semiconductors	370,668,650	33,114,931	—	403,783,581
Software	416,067,367	3,356,763	—	419,424,130
Other Industries	321,164,890	—	—	321,164,890
Convertible Preferred Stocks	—	—	29,787,190	29,787,190
Escrows and Litigation Trusts	—	—	1,055,321	1,055,321
Short-Term Investments	37,961,191	—	—	37,961,191
Repurchase Agreements	—	2,222,536	—	2,222,536
Total Investments at Value	$1,697,989,297	$114,710,689	$35,403,164	$1,848,103,150
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
Balance as of May 31, 2022	$ 5,324,841	$29,401,486	$1,084,494
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	440,287	911,921	—
Change in unrealized depreciation(1)	(1,204,475)	(526,217)	—
Net purchases	—	—	(29,173)
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of November 30, 2022	$ 4,560,653	$29,787,190	$1,055,321
(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2022 includes:
Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
$(764,189)	$385,704	$(29,173)

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$1,052,441	Market Approach	Market Transaction Price*	$150.6500
	$0	Market Approach	Market - Last Sale	$0.8560
			Discount for Geo-political uncertainty	100%
	$222,890	Market Approach &	Market - Merger/Acquisition Est. Value	$150,000,000.00
		Cost Approach	Cost - Liquidation Est. Value	$53,000,000.00
			Cost - Sept 2020 Post Money Value	$199,700,000.00
			Discount for Uncertainty	30%
	$510,931	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			Gross Merchandise Value Multiple*	1.33x
			Discount for Lack of Marketability	10.0%
	$2,685,288	Market Approach	Transaction Price*	$930.0000
			Sales Multiple*	3.95x
			Discount for Lack of Marketability	10.0%
	$62,149	Income Approach	Estimated Future Cash Distribution*	$1.15
	$26,953	Market Approach	Market - Earnout Probability of Additional shares*	$0.639984-$0.762767 ($0.703218)#
Preferred Securities	$2,601,300	Market Approach	Contractual Floor of Announced Tender*	$29.00
	$14,323,539	Market Approach	Market Transaction Price*	$1.01584 -$99.969($57.3605)#
	$7,032,452	Market Approach	Market Transaction Price*	$57.3069
			Future Dividend Payout Adjustment	$1.5731-$4.6731 ($3.3281)
	$1,001,112	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			Gross Merchandise Value Multiple*	1.33x
			Discount for Lack of Marketability	10.0%
	$2,771,954	Market Approach	Transaction Price*	$64.4231
			Sales Multiple*	4.05x
			Gross Merchandise Volume Multiple*	0.60x
			Discount for Lack of Marketability	10.0%
	$1,433,854	Market Approach	Market Transaction Price*	$8.1000
			Sales Multiple*	5.3x
			Discount for Lack of Marketability	10.0%
	$521,723	Market Approach	Market Transaction Price*	$3.1600
			Gross Profit Multiple*	6.05x
			Discount for Lack of Marketability	10.0%
	$101,256	Market Approach	Sales Multiple*	3.4x
			Gross Profit Multiple*	4.5x
			Discount for Lack of Marketability	10.0%
Escrow and Litigation Trusts	$1,055,320	Income Approach	Estimated Future Cash Distribution*	$0.53-$0.9000 ($0.82)#
(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
(2) The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.
# The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Financial Statements

VALIC Company I Small Cap Growth Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Software	14.3%
Biotechnology	11.0
Retail	8.1
Healthcare-Products	6.2
Computers	5.0
Machinery-Diversified	4.7
Oil & Gas	4.3
Pharmaceuticals	3.1
Diversified Financial Services	2.8
Metal Fabricate/Hardware	2.8
Healthcare-Services	2.8
Environmental Control	2.7
Food	2.6
Miscellaneous Manufacturing	2.2
Semiconductors	2.1
Leisure Time	2.1
Entertainment	1.9
REITS	1.9
Banks	1.9
Hand/Machine Tools	1.4
Distribution/Wholesale	1.3
Transportation	1.2
Aerospace/Defense	1.2
Energy-Alternate Sources	1.2
Machinery-Construction & Mining	0.9
Commercial Services	0.9
Building Materials	0.9
Lodging	0.9
Telecommunications	0.7
Household Products/Wares	0.6
Engineering & Construction	0.6
Auto Parts & Equipment	0.6
Home Furnishings	0.6
Electrical Components & Equipment	0.5
Home Builders	0.5
Airlines	0.5
Insurance	0.5
Internet	0.4
Electronics	0.4
Short-Term Investments	0.3
Cosmetics/Personal Care	0.2
Agriculture	0.1
Retail - Restaurants	0.1
Medical - Biomedical/Gene	0.1
Human Resources	0.1
99.2%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 1.2%
Hexcel Corp.	106,125	$ 6,362,194
Airlines — 0.5%
Frontier Group Holdings, Inc.†	201,452	2,626,934
Audio/Video Products — 0.0%
Zagg, Inc.†(1)	20,000	6,000
Auto Parts & Equipment — 0.6%
Fox Factory Holding Corp.†	30,007	3,183,743
Banks — 1.9%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	55,008
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	27,018
First Financial Bankshares, Inc.	173,288	6,402,991
Grasshopper Bancorp, Inc.†(1)(2)	5,208	20,832
Pinnacle Financial Partners, Inc.	42,885	3,597,623
		10,103,472
Biotechnology — 11.0%
ACADIA Pharmaceuticals, Inc.†	139,590	2,174,812
ADC Therapeutics SA#†	169,704	621,117
Allogene Therapeutics, Inc.#†	154,423	1,522,611
Amicus Therapeutics, Inc.†	530,010	6,413,121
Apellis Pharmaceuticals, Inc.†	69,276	3,458,951
Arrowhead Pharmaceuticals, Inc.†	130,399	4,198,848
Atara Biotherapeutics, Inc.†	335,420	1,519,453
Blueprint Medicines Corp.†	75,418	3,604,226
Cogent Biosciences, Inc. CVR†(1)	30,000	0
Fate Therapeutics, Inc.†	65,942	1,372,912
Flame Biosciences, Inc.†(1)(2)	3,800	17,442
Halozyme Therapeutics, Inc.†	191,449	10,962,370
Intra-Cellular Therapies, Inc.†	76,507	4,148,210
Kronos Bio, Inc.†	203,656	386,946
REGENXBIO, Inc.†	159,059	3,801,510
Relay Therapeutics, Inc.†	178,048	3,308,132
REVOLUTION Medicines, Inc.†	118,400	2,793,056
Sage Therapeutics, Inc.†	66,184	2,716,191
Sana Biotechnology, Inc.#†	95,281	475,452
Seer, Inc.†	59,965	387,374
Twist Bioscience Corp.†	152,084	4,159,497
Verve Therapeutics, Inc.†	86,943	2,019,686
		60,061,917
Building Materials — 0.9%
Simpson Manufacturing Co., Inc.	51,248	4,768,626
Commercial Services — 0.9%
Bright Horizons Family Solutions, Inc.†	33,187	2,462,476
Remitly Global, Inc.†	234,003	2,447,671
		4,910,147
Computer Software — 0.0%
Plex Systems Holdings, Inc. (Escrow Payment)†(1)	1,134	1,117
Plex Systems Holdings, Inc. (Hold Back Payment)†(1)	7,941	7,544
		8,661
Computers — 5.0%
CyberArk Software, Ltd.†	47,954	7,148,503
ExlService Holdings, Inc.†	35,240	6,596,928
Globant SA†	28,152	5,275,122
KBR, Inc.	127,602	6,593,195
Super Micro Computer, Inc.†	17,425	1,572,258
		27,186,006
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	20,966	$ 1,152,291
Distribution/Wholesale — 1.3%
SiteOne Landscape Supply, Inc.†	21,577	2,708,561
WESCO International, Inc.†	32,966	4,249,977
		6,958,538
Diversified Financial Services — 2.8%
Air Lease Corp.	102,903	3,974,114
Evercore, Inc., Class A	32,771	3,774,564
Flywire Corp.†	69,361	1,504,440
Focus Financial Partners, Inc., Class A†	162,630	6,205,961
		15,459,079
E-Commerce/Products — 0.0%
Rover Group, Inc.†(1)	8,145	267
Electrical Components & Equipment — 0.5%
Littelfuse, Inc.	12,195	3,006,067
Electronics — 0.4%
Coherent Corp.†	56,186	2,060,341
Energy-Alternate Sources — 1.2%
Shoals Technologies Group, Inc., Class A†	217,303	6,295,268
Engineering & Construction — 0.6%
MasTec, Inc.†	35,575	3,231,277
Entertainment — 1.9%
Marriott Vacations Worldwide Corp.	43,392	6,464,540
Six Flags Entertainment Corp.†	156,994	3,781,986
		10,246,526
Environmental Control — 2.7%
Casella Waste Systems, Inc., Class A†	94,956	8,174,762
Evoqua Water Technologies Corp.†	144,580	6,287,784
		14,462,546
Food — 2.6%
Grocery Outlet Holding Corp.†	176,961	5,356,609
Performance Food Group Co.†	141,554	8,631,963
		13,988,572
Hand/Machine Tools — 1.4%
MSA Safety, Inc.	54,434	7,675,738
Healthcare-Products — 6.2%
CONMED Corp.	64,828	5,371,000
iRhythm Technologies, Inc.†	56,405	6,150,965
Natera, Inc.†	108,616	4,466,290
Nevro Corp.†	69,704	3,255,874
NuVasive, Inc.†	115,761	4,496,157
Rapid Micro Biosystems, Inc., Class A#†	106,424	218,169
Shockwave Medical, Inc.†	39,160	9,930,976
		33,889,431
Healthcare-Services — 2.8%
Acadia Healthcare Co., Inc.†	82,270	7,326,966
Accolade, Inc.#†	241,018	2,128,189
Amedisys, Inc.†	38,251	3,484,283
Cano Health, Inc.#†	786,794	1,494,909
Personalis, Inc.†	217,689	552,930
		14,987,277
Home Builders — 0.5%
Winnebago Industries, Inc.	47,490	2,782,439

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Furnishings — 0.6%
Sonos, Inc.†	173,791	$ 3,046,556
Household Products/Wares — 0.6%
Helen of Troy, Ltd.†	33,760	3,326,710
Human Resources — 0.0%
Checkr, Inc.(1)(2)	5,868	45,184
Insurance — 0.5%
Kinsale Capital Group, Inc.	8,246	2,541,500
Internet — 0.4%
Bumble, Inc., Class A†	100,858	2,456,901
Leisure Time — 2.1%
Life Time Group Holdings, Inc.†	333,059	4,273,147
Planet Fitness, Inc., Class A†	91,263	7,151,369
		11,424,516
Lodging — 0.9%
Boyd Gaming Corp.	77,701	4,765,402
Machinery-Construction & Mining — 0.9%
Bloom Energy Corp., Class A†	238,117	5,069,511
Machinery-Diversified — 4.7%
Applied Industrial Technologies, Inc.	85,741	11,359,825
Cactus, Inc., Class A	167,375	9,103,527
Chart Industries, Inc.†	36,280	5,187,677
		25,651,029
Metal Fabricate/Hardware — 2.8%
Advanced Drainage Systems, Inc.	39,076	3,800,532
Valmont Industries, Inc.	23,044	7,804,081
Xometry, Inc., Class A†	86,823	3,666,535
		15,271,148
Miscellaneous Manufacturing — 2.2%
Fabrinet †	15,632	2,085,465
ITT, Inc.	69,143	5,843,966
John Bean Technologies Corp.	45,668	4,195,063
		12,124,494
Oil & Gas — 4.3%
Chord Energy Corp.	24,268	3,701,598
Matador Resources Co.	172,151	11,423,940
SM Energy Co.	164,591	7,095,518
Venture Global LNG, Inc. Series B†(1)(2)	4	59,181
Venture Global LNG, Inc. Series C†(1)(2)	59	872,919
		23,153,156
Pharmaceuticals — 3.1%
Alector, Inc.†	146,629	1,244,880
Arvinas, Inc.†	95,626	3,924,491
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	331,462	2,273,830
G1 Therapeutics, Inc.†	167,592	998,848
Heron Therapeutics, Inc.#†	537,669	1,457,083
PMV Pharmaceuticals, Inc.#†	153,969	1,536,611
Revance Therapeutics, Inc.†	243,076	5,277,180
		16,712,923
Security Description	Shares or Principal Amount	Value

REITS — 1.9%
CubeSmart	88,132	$ 3,647,784
Terreno Realty Corp.	112,191	6,578,880
		10,226,664
Retail — 8.1%
Burlington Stores, Inc.†	22,622	4,426,673
Floor & Decor Holdings, Inc., Class A†	40,308	3,008,186
Freshpet, Inc.†	71,798	4,811,902
Lithia Motors, Inc.	15,762	3,772,004
National Vision Holdings, Inc.†	199,762	8,082,371
Papa John's International, Inc.	42,197	3,513,322
Petco Health & Wellness Co., Inc.†	287,659	3,175,755
Rush Enterprises, Inc., Class A	102,172	5,264,923
Texas Roadhouse, Inc.	81,875	8,131,825
		44,186,961
Semiconductors — 2.1%
MKS Instruments, Inc.	50,163	4,206,669
Power Integrations, Inc.	39,821	3,204,794
Wolfspeed, Inc.†	44,667	4,061,124
		11,472,587
Software — 14.3%
ACV Auctions, Inc., Class A†	325,284	2,875,510
Blackline, Inc.†	81,227	5,498,256
Clear Secure, Inc., Class A#	119,772	3,722,514
Confluent, Inc., Class A†	144,404	3,325,624
Coupa Software, Inc.†	27,024	1,708,998
DigitalOcean Holdings, Inc.†	81,859	2,441,854
Elastic NV†	64,329	3,936,291
Envestnet, Inc.†	100,201	5,913,863
Everbridge, Inc.†	73,728	2,406,482
Evolent Health, Inc., Class A†	244,191	7,030,259
Five9, Inc.†	54,548	3,497,072
Global-e Online, Ltd.†	93,875	2,024,884
HashiCorp, Inc., Class A#†	186,312	5,086,317
JFrog, Ltd.†	112,202	2,466,200
New Relic, Inc.†	83,851	4,718,296
Outset Medical, Inc.†	218,145	4,598,497
Paycor HCM, Inc.#†	146,926	4,249,100
SentinelOne, Inc., Class A†	190,130	2,756,885
ServiceTitan, Inc.†(1)(2)	191	13,162
Smartsheet, Inc., Class A†	130,118	3,999,827
Sprout Social, Inc., Class A†	34,603	2,051,958
Vertex, Inc., Class A†	210,874	3,622,815
		77,944,664
Telecommunications — 0.7%
Ciena Corp.†	87,389	3,929,009
NII Holdings, Inc.†(1)	3,000	0
		3,929,009
Transportation — 1.2%
Saia, Inc.†	26,404	6,431,750
Total Common Stocks (cost $660,626,929)		535,194,022
CONVERTIBLE PREFERRED STOCKS — 0.4%
Agriculture — 0.1%
Farmer's Business Network, Inc. Series C†(1)(2)	8,287	515,102
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	94,692

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	$ 81,291
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	117,920
Human Resources — 0.1%
Checkr, Inc. Series C†(1)(2)	8,994	69,254
Checkr, Inc. Series D†(1)(2)	12,252	94,340
		163,594
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	86,528
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	333,772
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	59,775
Retail - Restaurants — 0.1%
Cava Group, Inc. Series E†(1)(2)	6,606	386,187
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	124,626
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	120,888
Seismic Software, Inc. Series F†(1)(2)	875	9,056
		129,944
Software — 0.0%
ServiceTitan, Inc. Series A1†(1)(2)	4	276
ServiceTitan, Inc. Series D†(1)(2)	1,942	133,823
		134,099
Transportation — 0.0%
Convoy, Inc. Series C†(1)(2)	12,094	62,647
Convoy, Inc. Series D†(1)(2)	7,659	39,674
Haul Hub, Inc.†(1)(2)	2,168	40,910
		143,231
Total Convertible Preferred Stocks (cost $1,354,506)		2,370,761
Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Banks — 0.0%
Dogwood State Bank Expires 10/12/2028†(1)(2)	456	$ 3,680
Grasshopper Bancorp, Inc. Expires 05/24/2024†(1)(2)	1,009	726
Total Warrants (cost $0)		4,406
Total Long-Term Investment Securities (cost $661,981,435)		537,569,189
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(3)(4) (cost $1,936,461)	1,936,461	1,936,461
TOTAL INVESTMENTS (cost $663,917,896)(5)	99.2%	539,505,650
Other assets less liabilities	0.8	4,078,587
NET ASSETS	100.0%	$543,584,237
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$ 45,184	$ 7.70	0.01%
Dogwood State Bank (Non-Voting Shares)	05/06/2019	3,056	30,560	55,008	18.00	0.01
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	27,018	18.00	0.01
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	17,442	4.59	0.00
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	20,832	4.00	0.00
ServiceTitan, Inc.	11/09/2018	191	5,022	13,162	68.91	0.00
Venture Global LNG, Inc. Series B	03/08/2018	4	12,080	59,181	14,795.24	0.01
Venture Global LNG, Inc.
Series C	05/25/2017	28	99,904

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Series C	10/16/2017	27	$101,817
Series C	03/08/2018	4	12,080
		59	213,801	$ 872,919	$ 14,795.24	0.16%
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	117,920	6.58	0.02
Cava Group, Inc. Series E	06/23/2020	6,606	149,692	386,187	58.46	0.07
Checkr, Inc. Series C	04/10/2018	8,994	40,926	69,254	7.70	0.01
Checkr, Inc. Series D	09/06/2019	12,252	123,527	94,340	7.70	0.02
Convoy, Inc. Series C	09/14/2018	12,094	85,875	62,647	5.18	0.01
Convoy, Inc. Series D	10/30/2019	7,659	103,703	39,674	5.18	0.01
Farmer's Business Network, Inc. Series C	11/03/2017	8,287	153,012	515,102	62.16	0.10
Flexe, Inc. Series C	11/18/2020	4,643	56,492	94,692	20.39	0.02
Haul Hub, Inc.	02/14/2020	2,168	31,609	40,910	18.87	0.01
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	124,626	2.89	0.02
Kardium, Inc. Series D	01/08/2021	58,843	59,775	59,775	1.02	0.01
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	333,772	60.73	0.06
Nuro, Inc. Series C	10/30/2020	6,234	81,382	86,528	13.88	0.02
Seismic Software, Inc. Series E	12/13/2018	11,680	73,632	120,888	10.35	0.02
Seismic Software, Inc. Series F	09/25/2020	875	7,692	9,056	10.35	0.00
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
ServiceTitan, Inc. Series A1	11/09/2018	4	$105	$ 276	$ 68.91	0.00%
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,064	133,823	68.91	0.02
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,639	81,291	31.17	0.02
Warrants
Dogwood State Bank Expires 10/12/2028	05/06/2019	456	0	3,680	8.07	0.00
Grasshopper Bancorp, Inc. Expires 05/24/2024	10/12/2018	1,009	0	726	0.72	0.00
				$3,485,913		0.64%
(3)	The rate shown is the 7-day yield as of November 30, 2022.
(4)	At November 30, 2022, the Fund had loaned securities with a total value of $6,386,727. This was secured by collateral of $1,936,461, which was received in cash and subsequently invested in short-term investments currently valued at $1,936,461 as reported in the Portfolio of Investments. Additional collateral of $4,452,262 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022 to 02/09/2023	$ 46,756
United States Treasury Notes/Bonds	0.13% to 6.62%	12/31/2022 to 05/15/2052	4,405,506
(5)	See Note 5 for cost of investments on a tax basis.
CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Audio/Video Products	$ —	$—	$ 6,000	$ 6,000
Banks	10,000,614	—	102,858	10,103,472
Biotechnology	60,044,475	—	17,442	60,061,917
Computer Software	—	—	8,661	8,661
E-Commerce/Products	—	—	267	267
Human Resources	—	—	45,184	45,184
Oil & Gas	22,221,056	—	932,100	23,153,156
Pharmaceuticals	16,712,923	—	0	16,712,923
Software	77,931,502	—	13,162	77,944,664
Telecommunications	3,929,009	—	0	3,929,009
Other Industries	343,228,769	—	—	343,228,769
Convertible Preferred Stocks	—	—	2,370,761	2,370,761
Warrants	—	—	4,406	4,406
Short-Term Investments	1,936,461	—	—	1,936,461
Total Investments at Value	$536,004,809	$—	$3,500,841	$539,505,650
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Banks	9.5%
REITS	6.8
Biotechnology	6.6
Commercial Services	5.2
Software	4.8
Retail	4.6
Oil & Gas	3.9
Healthcare-Products	3.7
Short-Term Investments	3.2
Diversified Financial Services	2.7
Pharmaceuticals	2.6
Semiconductors	2.4
Insurance	2.4
Repurchase Agreements	2.1
Chemicals	1.9
Computers	1.8
Transportation	1.8
Machinery-Diversified	1.8
Electronics	1.7
Telecommunications	1.7
Internet	1.7
Food	1.6
Electric	1.6
Engineering & Construction	1.6
Healthcare-Services	1.4
Auto Parts & Equipment	1.4
Building Materials	1.3
Gas	1.2
Home Builders	1.2
Oil & Gas Services	1.1
Miscellaneous Manufacturing	1.1
Entertainment	1.0
Savings & Loans	1.0
Metal Fabricate/Hardware	0.9
Mining	0.9
Energy-Alternate Sources	0.9
Electrical Components & Equipment	0.8
Aerospace/Defense	0.8
Apparel	0.7
Real Estate	0.6
Environmental Control	0.6
Beverages	0.6
Coal	0.6
Iron/Steel	0.5
Leisure Time	0.5
Media	0.5
Distribution/Wholesale	0.5
Water	0.5
Machinery-Construction & Mining	0.4
Home Furnishings	0.4
Packaging & Containers	0.3
Hand/Machine Tools	0.3
Household Products/Wares	0.3
Cosmetics/Personal Care	0.3
Agriculture	0.3
Pipelines	0.3
Auto Manufacturers	0.3
Airlines	0.3
Lodging	0.2
Trucking & Leasing	0.2
Forest Products & Paper	0.2
Textiles	0.1
Investment Companies	0.1
Office Furnishings	0.1
Office/Business Equipment	0.1

Advertising	0.1%
Food Service	0.1
102.7%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.1%
AdTheorent Holding Co, Inc.†	13,068	$ 25,221
Advantage Solutions, Inc.†	29,671	73,584
Boston Omaha Corp., Class A†	7,871	225,504
Clear Channel Outdoor Holdings, Inc.†	132,612	149,852
Entravision Communications Corp., Class A	21,358	118,751
Quotient Technology, Inc.†	32,577	96,102
Stagwell, Inc.#†	28,083	209,499
		898,513
Aerospace/Defense — 0.8%
AAR Corp.†	12,160	566,170
Aerojet Rocketdyne Holdings, Inc.†	28,542	1,484,184
AeroVironment, Inc.†	8,869	815,859
AerSale Corp.†	5,711	90,519
AEye, Inc.#†	9,498	8,453
Archer Aviation, Inc., Class A#†	51,160	128,412
Astra Space, Inc.†	54,699	27,027
Astronics Corp.†	9,092	76,373
Barnes Group, Inc.	17,606	749,840
Ducommun, Inc.†	3,979	200,183
Joby Aviation, Inc.#†	90,310	372,077
Kaman Corp.	10,077	205,268
Kratos Defense & Security Solutions, Inc.†	44,438	423,050
Momentus, Inc.#†	19,963	21,560
Moog, Inc., Class A	10,295	895,974
National Presto Industries, Inc.	1,843	127,388
Redwire Corp.†	6,957	14,749
Rocket Lab USA, Inc.#†	77,541	324,897
Triumph Group, Inc.†	23,033	263,728
		6,795,711
Agriculture — 0.3%
22nd Century Group, Inc.#†	58,203	68,679
Alico, Inc.	2,254	69,716
Andersons, Inc.	11,519	443,481
AppHarvest, Inc.#†	26,721	24,097
Benson Hill, Inc.#†	61,560	191,452
Fresh Del Monte Produce, Inc.	10,973	303,733
Local Bounti Corp.#†	15,444	32,432
Tejon Ranch Co.†	7,473	146,471
Turning Point Brands, Inc.	5,405	119,018
Universal Corp.	8,690	494,548
Vector Group, Ltd.	51,697	573,837
Vital Farms, Inc.†	10,740	153,260
		2,620,724
Airlines — 0.3%
Allegiant Travel Co.†	5,574	460,468
Frontier Group Holdings, Inc.†	13,415	174,932
Hawaiian Holdings, Inc.†	18,208	253,091
SkyWest, Inc.†	17,948	331,141
Spirit Airlines, Inc.	39,205	851,140
Sun Country Airlines Holdings, Inc.†	11,909	240,562
Wheels Up Experience, Inc.†	57,232	73,257
		2,384,591
Apparel — 0.7%
Crocs, Inc.†	21,819	2,203,719
Ermenegildo Zegna NV	17,007	186,907
Fossil Group, Inc.†	16,960	80,899
Kontoor Brands, Inc.#	19,978	868,044
Oxford Industries, Inc.	5,437	613,620
PLBY Group, Inc.#†	11,186	40,494
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Rocky Brands, Inc.	2,476	$ 70,021
Steven Madden, Ltd.	28,074	969,676
Superior Group of Cos., Inc.	4,201	42,010
Torrid Holdings, Inc.†	5,252	21,323
Urban Outfitters, Inc.†	22,965	664,607
Weyco Group, Inc.	2,122	54,323
Wolverine World Wide, Inc.	27,836	311,763
		6,127,406
Auto Manufacturers — 0.3%
Blue Bird Corp.†	6,281	74,179
Canoo, Inc.#†	50,842	68,128
Cenntro Electric Group, Ltd.†	66,183	41,298
Fisker, Inc.#†	58,453	452,426
Hyliion Holdings Corp.#†	47,715	144,099
Hyzon Motors, Inc.#†	31,569	51,142
Lightning eMotors, Inc.#†	14,076	9,598
Lordstown Motors Corp., Class A#†	60,150	99,849
Mullen Automotive, Inc.#†	118,821	22,826
Nikola Corp.#†	115,909	303,682
Proterra, Inc.#†	79,503	440,447
REV Group, Inc.	12,133	168,527
TuSimple Holdings, Inc., Class A†	50,312	113,202
Wabash National Corp.	17,487	438,399
Workhorse Group, Inc.#†	54,876	126,215
Xos, Inc.†	20,020	12,813
		2,566,830
Auto Parts & Equipment — 1.4%
Adient PLC†	34,138	1,329,334
Aeva Technologies, Inc.†	34,836	58,524
American Axle & Manufacturing Holdings, Inc.†	40,640	423,062
Cepton, Inc.#†	16,977	23,089
Dana, Inc.	46,424	817,527
Dorman Products, Inc.†	9,476	849,429
Douglas Dynamics, Inc.	8,086	314,707
Fox Factory Holding Corp.†	15,254	1,618,449
Gentherm, Inc.†	11,912	852,780
Goodyear Tire & Rubber Co.†	100,905	1,132,154
Holley, Inc.†	18,489	50,660
indie Semiconductor, Inc., Class A#†	36,686	301,192
Luminar Technologies, Inc.#†	88,657	679,113
Methode Electronics, Inc.	13,037	595,530
Microvast Holdings, Inc.#†	60,241	131,928
Miller Industries, Inc.	3,985	109,946
Motorcar Parts of America, Inc.†	6,717	75,700
Shyft Group, Inc.	12,415	304,540
Solid Power, Inc.†	47,118	172,923
Standard Motor Products, Inc.	7,252	278,549
Titan International, Inc.†	18,399	263,658
Velodyne Lidar, Inc.†	69,428	68,352
Visteon Corp.†	10,004	1,468,587
XPEL, Inc.†	7,743	530,783
		12,450,516
Banks — 9.5%
1st Source Corp.	5,798	331,066
ACNB Corp.	2,975	116,918
Alerus Financial Corp.	5,450	128,947
Amalgamated Financial Corp.	4,993	133,163
American National Bankshares, Inc.	3,731	143,905
Ameris Bancorp	23,799	1,258,491
Arrow Financial Corp.	5,243	184,396
Associated Banc-Corp	53,661	1,320,061

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Atlantic Union Bankshares Corp.	26,932	$ 960,664
BancFirst Corp.	7,069	720,614
Bancorp, Inc.†	19,830	594,305
Bank First Corp.#	2,294	217,999
Bank of Marin Bancorp	5,633	202,168
Bank of N.T. Butterfield & Son, Ltd.	17,877	622,120
BankUnited, Inc.	27,994	1,027,940
Bankwell Financial Group, Inc.	2,026	59,949
Banner Corp.	12,293	868,132
Bar Harbor Bankshares	5,313	160,825
BayCom Corp.	4,572	86,685
BCB Bancorp, Inc.	5,167	97,398
Blue Foundry Bancorp#†	9,427	123,211
Blue Ridge Bankshares, Inc.	6,120	79,744
Bridgewater Bancshares, Inc.†	7,315	140,960
Business First Bancshares, Inc.	7,612	179,034
Byline Bancorp, Inc.	8,839	201,441
Cadence Bank	65,226	1,881,118
Cambridge Bancorp	2,457	218,452
Camden National Corp.	5,173	226,474
Capital Bancorp, Inc.	3,233	80,243
Capital City Bank Group, Inc.	4,863	171,178
Capstar Financial Holdings, Inc.	7,314	130,921
Carter Bankshares, Inc.†	8,736	161,965
Cathay General Bancorp	25,894	1,203,294
Central Pacific Financial Corp.	9,730	206,179
Citizens & Northern Corp.	5,424	133,105
City Holding Co.	5,292	539,361
Civista Bancshares, Inc.	5,419	123,878
CNB Financial Corp.	5,792	147,986
Coastal Financial Corp.†	3,750	187,200
Colony Bankcorp, Inc.	5,885	80,683
Columbia Banking System, Inc.	28,332	964,988
Community Bank System, Inc.	19,201	1,250,753
Community Trust Bancorp, Inc.	5,639	270,164
ConnectOne Bancorp, Inc.	13,347	350,225
CrossFirst Bankshares, Inc.†	16,385	227,260
Customers Bancorp, Inc.†	10,975	354,163
CVB Financial Corp.	47,947	1,375,120
Dime Community Bancshares, Inc.	11,731	418,445
Eagle Bancorp, Inc.	11,401	537,671
Eastern Bankshares, Inc.	56,082	1,099,768
Enterprise Bancorp, Inc.	3,356	117,393
Enterprise Financial Services Corp.	12,685	663,933
Equity Bancshares, Inc., Class A	5,461	199,654
Esquire Financial Holdings, Inc.	2,490	111,652
Farmers & Merchants Bancorp, Inc.	4,355	124,901
Farmers National Banc Corp.	11,318	172,147
FB Financial Corp.	12,869	550,922
Financial Institutions, Inc.	5,431	137,513
First Bancorp	12,690	617,115
First Bancorp, Inc.	3,497	109,946
First BanCorp/Puerto Rico	66,716	1,026,092
First Bancshares, Inc.	7,080	242,065
First Bank	5,574	85,505
First Busey Corp.	18,561	483,885
First Business Financial Services, Inc.	2,884	110,515
First Commonwealth Financial Corp.	33,581	494,312
First Community Bankshares, Inc.	5,737	211,982
First Financial Bancorp	33,516	885,828
First Financial Bankshares, Inc.	46,738	1,726,969
First Financial Corp.	3,986	191,607
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Foundation, Inc.	18,392	$ 257,672
First Guaranty Bancshares, Inc.	2,181	54,503
First Internet Bancorp	3,169	82,267
First Interstate BancSystem, Inc., Class A	32,868	1,433,702
First Merchants Corp.	20,585	910,063
First Mid Bancshares, Inc.	6,701	232,190
First of Long Island Corp.	7,925	154,141
Five Star Bancorp	4,526	122,202
Fulton Financial Corp.	58,337	1,084,485
FVCBankcorp, Inc.#†	4,296	84,932
German American Bancorp, Inc.	9,956	396,846
Glacier Bancorp, Inc.	39,975	2,314,552
Great Southern Bancorp, Inc.	3,354	210,128
Guaranty Bancshares, Inc.	2,925	104,130
Hancock Whitney Corp.	30,997	1,699,875
Hanmi Financial Corp.	10,884	294,412
HarborOne Bancorp, Inc.	16,053	234,855
HBT Financial, Inc.	3,650	71,723
Heartland Financial USA, Inc.	14,772	720,726
Heritage Commerce Corp.	21,126	300,200
Heritage Financial Corp.	12,440	409,276
Hilltop Holdings, Inc.	17,931	534,344
Home BancShares, Inc.	68,383	1,740,347
HomeStreet, Inc.	6,456	176,249
Hope Bancorp, Inc.	41,677	567,641
Horizon Bancorp, Inc.	14,492	235,640
Independent Bank Corp.	16,477	1,491,498
Independent Bank Corp.	7,234	177,522
Independent Bank Group, Inc.	12,870	848,648
International Bancshares Corp.	19,274	1,015,354
John Marshall Bancorp, Inc.	4,152	120,242
Kearny Financial Corp.	21,731	210,139
Lakeland Bancorp, Inc.	22,377	418,002
Lakeland Financial Corp.	8,824	696,743
Live Oak Bancshares, Inc.	11,772	392,596
Luther Burbank Corp.	5,337	63,297
Macatawa Bank Corp.	9,444	104,923
Mercantile Bank Corp.	5,536	192,708
Merchants Bancorp	5,657	144,763
Metrocity Bankshares, Inc.	6,713	151,042
Metropolitan Bank Holding Corp.†	3,707	235,543
Mid Penn Bancorp, Inc.	5,153	170,049
Midland States Bancorp, Inc.	7,612	204,839
MidWestOne Financial Group, Inc.	5,087	177,485
MVB Financial Corp.	3,682	87,926
National Bank Holdings Corp., Class A	10,509	488,774
NBT Bancorp, Inc.	15,037	694,108
Nicolet Bankshares, Inc.†	4,419	365,540
Northeast Bank	2,352	99,584
OFG Bancorp	16,755	485,392
Old National Bancorp	105,468	2,015,493
Old Second Bancorp, Inc.	15,232	265,951
Origin Bancorp, Inc.	8,077	330,511
Orrstown Financial Services, Inc.	3,683	99,110
Park National Corp.	5,160	780,863
Parke Bancorp, Inc.	3,634	79,040
Pathward Financial, Inc.	10,322	449,317
PCB Bancorp	4,184	77,906
PCSB Financial Corp.#	4,495	89,810
Peapack-Gladstone Financial Corp.	6,252	257,707
Peoples Bancorp, Inc.	10,003	300,090
Peoples Financial Services Corp.	2,516	143,261
Pioneer Bancorp, Inc.†	4,174	49,045

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	4,779	$ 361,245
Premier Financial Corp.	12,738	371,695
Primis Financial Corp.	7,967	98,392
Provident Bancorp, Inc.	5,185	35,984
QCR Holdings, Inc.	5,753	302,665
RBB Bancorp	5,258	118,147
Red River Bancshares, Inc.	1,568	82,320
Renasant Corp.	19,684	802,517
Republic Bancorp, Inc., Class A	3,129	137,895
Republic First Bancorp, Inc.#†	17,392	44,350
S&T Bancorp, Inc.	14,046	525,601
Sandy Spring Bancorp, Inc.	15,712	547,092
Seacoast Banking Corp. of Florida	21,759	748,074
ServisFirst Bancshares, Inc.	18,041	1,367,869
Shore Bancshares, Inc.	6,398	127,384
Sierra Bancorp	4,940	106,902
Silvergate Capital Corp., Class A#†	11,271	309,164
Simmons First National Corp., Class A	44,195	1,025,766
SmartFinancial, Inc.	5,579	167,258
South Plains Financial, Inc.	3,588	111,084
Southern First Bancshares, Inc.†	2,725	134,887
Southside Bancshares, Inc.	10,996	399,595
SouthState Corp.	26,964	2,368,787
Stellar Bancorp, Inc.	16,301	551,137
Sterling Bancorp, Inc.†	6,156	39,645
Stock Yards Bancorp, Inc.	10,295	762,036
Summit Financial Group, Inc.	4,002	113,497
Texas Capital Bancshares, Inc.†	17,984	1,078,860
Third Coast Bancshares, Inc.†	4,594	90,226
Tompkins Financial Corp.	4,991	416,948
Towne Bank	24,217	782,209
TriCo Bancshares	11,217	611,326
Triumph Financial, Inc.†	8,396	501,745
TrustCo Bank Corp.	6,743	261,898
Trustmark Corp.	22,029	805,821
UMB Financial Corp.	15,834	1,354,124
United Bankshares, Inc.	46,954	2,013,857
United Community Banks, Inc.	38,230	1,489,823
Unity Bancorp, Inc.	2,531	72,159
Univest Financial Corp.	10,490	295,923
USCB Financial Holdings, Inc.†	3,876	51,473
Valley National Bancorp	154,924	1,961,338
Veritex Holdings, Inc.	18,887	616,849
Walker & Dunlop, Inc.	11,037	985,714
Washington Trust Bancorp, Inc.	6,146	305,825
WesBanco, Inc.	20,993	849,167
West BanCorp, Inc.	5,825	140,033
Westamerica BanCorp	9,367	578,412
		85,991,306
Beverages — 0.6%
BRC, Inc., Class A#†	9,374	57,275
Celsius Holdings, Inc.†	19,976	2,224,128
Coca-Cola Consolidated, Inc.	1,689	830,650
Duckhorn Portfolio, Inc.†	13,284	213,341
MGP Ingredients, Inc.#	5,048	631,303
National Beverage Corp.	8,491	437,541
Primo Water Corp.	56,664	886,792
Vintage Wine Estates, Inc.#†	11,504	38,193
Vita Coco Co., Inc.†	10,024	118,684
		5,437,907
Security Description	Shares or Principal Amount	Value

Biotechnology — 6.6%
2seventy bio, Inc.†	13,442	$ 210,636
4D Molecular Therapeutics, Inc.#†	10,790	260,794
Aadi Bioscience, Inc.†	5,206	69,656
Absci Corp.†	18,938	47,345
ACADIA Pharmaceuticals, Inc.†	43,228	673,492
Adicet Bio, Inc.†	10,175	184,982
ADMA Biologics, Inc.†	66,823	223,189
Aerovate Therapeutics, Inc.†	3,302	62,210
Affimed NV†	51,130	109,418
Agenus, Inc.†	101,747	274,717
Akero Therapeutics, Inc.†	10,071	468,302
Albireo Pharma, Inc.#†	6,188	136,631
Allogene Therapeutics, Inc.#†	28,654	282,528
Allovir, Inc.#†	11,168	83,872
Alpha Teknova, Inc.†	2,260	10,667
Alpine Immune Sciences, Inc.†	5,616	35,268
ALX Oncology Holdings, Inc.#†	7,713	85,614
Amicus Therapeutics, Inc.†	99,158	1,199,812
AN2 Therapeutics, Inc.†	1,726	17,208
AnaptysBio, Inc.†	7,286	201,312
Anavex Life Sciences Corp.#†	24,863	219,292
ANI Pharmaceuticals, Inc.†	4,532	190,117
Apellis Pharmaceuticals, Inc.†	33,718	1,683,540
Arbutus Biopharma Corp.#†	38,828	91,246
Arcellx, Inc.†	10,633	212,022
Arcturus Therapeutics Holdings, Inc.#†	8,310	153,236
Arcus Biosciences, Inc.†	18,466	649,449
Arcutis Biotherapeutics, Inc.†	14,692	253,143
Arrowhead Pharmaceuticals, Inc.†	37,010	1,191,722
Atara Biotherapeutics, Inc.†	33,341	151,035
Atea Pharmaceuticals, Inc.#†	27,434	128,665
Athira Pharma, Inc.†	12,224	38,017
Aura Biosciences, Inc.#†	6,589	94,091
Aurinia Pharmaceuticals, Inc.†	48,232	247,430
Avid Bioservices, Inc.†	21,961	343,909
Avidity Biosciences, Inc.†	18,413	214,327
Axsome Therapeutics, Inc.#†	10,694	773,069
Beam Therapeutics, Inc.†	22,852	1,055,534
Berkeley Lights, Inc.†	20,080	59,035
BioCryst Pharmaceuticals, Inc.†	66,691	890,992
Biohaven, Ltd.†	11,353	179,604
Bluebird Bio, Inc.†	27,768	216,313
Blueprint Medicines Corp.†	21,485	1,026,768
Bridgebio Pharma, Inc.†	37,614	352,443
C4 Therapeutics, Inc.†	15,124	129,613
Cara Therapeutics, Inc.†	16,106	190,051
Caribou Biosciences, Inc.†	20,166	187,745
Cassava Sciences, Inc.#†	13,714	477,659
Celldex Therapeutics, Inc.†	16,477	611,132
Celularity, Inc.#†	24,220	41,416
Century Therapeutics, Inc.†	7,241	76,031
Cerevel Therapeutics Holdings, Inc.†	19,539	565,849
Chinook Therapeutics, Inc.†	17,929	406,092
CinCor Pharma, Inc.†	7,206	85,031
Cogent Biosciences, Inc.†	23,017	289,554
Crinetics Pharmaceuticals, Inc.†	18,921	338,118
CTI BioPharma Corp.†	36,002	216,732
Cullinan Oncology, Inc.†	10,920	135,736
Cytek Biosciences, Inc.†	41,056	529,212
Cytokinetics, Inc.†	29,521	1,254,643
Day One Biopharmaceuticals, Inc.†	9,955	211,345
Deciphera Pharmaceuticals, Inc.†	16,197	257,694
Denali Therapeutics, Inc.†	35,426	1,130,444

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Design Therapeutics, Inc.†	12,183	$ 170,562
DICE Therapeutics, Inc.†	10,208	355,340
Dynavax Technologies Corp.#†	42,551	528,058
Dyne Therapeutics, Inc.†	11,390	133,263
Edgewise Therapeutics, Inc.†	10,688	95,658
Editas Medicine, Inc.†	24,839	263,293
Eiger BioPharmaceuticals, Inc.†	14,988	68,046
Emergent BioSolutions, Inc.†	18,106	222,704
Enochian Biosciences, Inc.†	7,105	10,693
EQRx, Inc.†	72,281	271,777
Erasca, Inc.†	23,320	176,066
Esperion Therapeutics, Inc.#†	23,950	160,465
Evolus, Inc.†	12,733	92,187
EyePoint Pharmaceuticals, Inc.#†	9,379	30,013
Fate Therapeutics, Inc.†	29,887	622,247
FibroGen, Inc.†	31,445	451,865
Generation Bio Co.†	17,290	92,156
Geron Corp.†	129,176	299,688
Gossamer Bio, Inc.#†	22,644	193,833
GreenLight Biosciences Holdings PBC†	26,052	38,557
Halozyme Therapeutics, Inc.†	48,796	2,794,059
HilleVax, Inc.†	4,660	93,200
Humacyte, Inc.#†	6,345	19,796
Icosavax, Inc.†	7,992	26,693
Ideaya Biosciences, Inc.†	12,787	228,632
IGM Biosciences, Inc.†	3,804	83,726
Imago Biosciences, Inc.#†	9,461	337,663
ImmunityBio, Inc.#†	29,432	162,170
ImmunoGen, Inc.†	77,197	400,652
Immunovant, Inc.†	14,401	188,797
Inhibrx, Inc.†	10,496	314,670
Innoviva, Inc.†	22,751	298,721
Inovio Pharmaceuticals, Inc.†	88,876	181,307
Insmed, Inc.†	42,878	792,814
Instil Bio, Inc.#†	25,020	33,277
Intellia Therapeutics, Inc.†	27,113	1,395,235
Intercept Pharmaceuticals, Inc.†	8,793	131,104
Intra-Cellular Therapies, Inc.†	32,941	1,786,061
Invivyd, Inc.†	18,457	41,713
Iovance Biotherapeutics, Inc.†	54,213	346,963
iTeos Therapeutics, Inc.†	8,460	170,469
IVERIC bio, Inc.†	42,609	1,006,425
Janux Therapeutics, Inc.#†	6,170	84,159
Karuna Therapeutics, Inc.†	10,736	2,526,288
Karyopharm Therapeutics, Inc.†	27,394	144,914
Keros Therapeutics, Inc.†	6,469	322,415
Kezar Life Sciences, Inc.†	18,927	147,820
Kiniksa Pharmaceuticals, Ltd., Class A†	11,201	188,513
Kinnate Biopharma, Inc.†	10,506	83,208
Kodiak Sciences, Inc.†	11,989	88,479
Kronos Bio, Inc.†	14,628	27,793
Krystal Biotech, Inc.†	7,671	596,344
Kymera Therapeutics, Inc.†	13,595	393,983
Lexicon Pharmaceuticals, Inc.†	29,942	64,076
Ligand Pharmaceuticals, Inc.†	5,437	396,357
Liquidia Corp.†	17,159	86,138
MacroGenics, Inc.†	21,673	139,357
MeiraGTx Holdings PLC†	10,865	66,928
Mersana Therapeutics, Inc.†	32,409	215,844
Monte Rosa Therapeutics, Inc.#†	10,309	87,420
Myriad Genetics, Inc.†	28,594	579,314
Nektar Therapeutics#†	65,247	182,692
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
NeoGenomics, Inc.†	45,256	$ 507,320
NGM Biopharmaceuticals, Inc.†	14,294	79,046
Nkarta, Inc.#†	11,656	98,843
Nurix Therapeutics, Inc.†	16,683	206,702
Nuvalent, Inc., Class A†	6,084	200,042
Nuvation Bio, Inc.†	41,850	79,934
OmniAb, Inc. Earnout Shares 12.50†(1)	2,061	0
OmniAb, Inc. Earnout Shares 15.00†(1)	2,062	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	25,515	69,911
Pardes Biosciences, Inc.†	12,345	11,113
PepGen, Inc.†	3,443	51,507
Phathom Pharmaceuticals, Inc.#†	8,280	82,634
Point Biopharma Global, Inc.†	26,627	181,330
Praxis Precision Medicines, Inc.†	13,603	30,063
Precigen, Inc.†	36,292	66,051
Prothena Corp. PLC†	12,755	797,315
Provention Bio, Inc.#†	21,214	191,775
PTC Therapeutics, Inc.†	25,259	1,047,996
Rallybio Corp.†	5,736	33,039
RAPT Therapeutics, Inc.†	9,349	165,290
Recursion Pharmaceuticals, Inc., Class A#†	49,136	461,878
REGENXBIO, Inc.†	14,440	345,116
Relay Therapeutics, Inc.†	27,506	511,062
Replimune Group, Inc.†	14,603	298,923
REVOLUTION Medicines, Inc.†	26,773	631,575
Rigel Pharmaceuticals, Inc.†	62,048	41,671
Rocket Pharmaceuticals, Inc.†	15,734	297,058
Sage Therapeutics, Inc.†	18,730	768,679
Sana Biotechnology, Inc.#†	32,004	159,700
Sangamo Therapeutics, Inc.†	45,961	168,217
Seer, Inc.†	18,548	119,820
Singular Genomics Systems, Inc.#†	20,045	40,892
Sorrento Therapeutics, Inc.†	136,704	177,715
SpringWorks Therapeutics, Inc.†	12,483	301,839
Stoke Therapeutics, Inc.†	8,070	60,848
Sutro Biopharma, Inc.†	17,591	131,757
Syndax Pharmaceuticals, Inc.†	19,131	458,379
Talaris Therapeutics, Inc.#†	8,293	12,108
Tango Therapeutics, Inc.†	16,768	125,928
Tarsus Pharmaceuticals, Inc.†	6,608	111,080
Tenaya Therapeutics, Inc.†	10,048	26,627
TG Therapeutics, Inc.†	47,893	422,416
Theravance Biopharma, Inc.†	23,150	249,094
Theseus Pharmaceuticals, Inc.†	6,109	40,258
TransMedics Group, Inc.†	10,970	678,714
Travere Therapeutics, Inc.†	21,897	440,787
Twist Bioscience Corp.†	20,182	551,978
Tyra Biosciences, Inc.#†	4,719	33,080
Vaxart, Inc.#†	44,525	52,540
VBI Vaccines, Inc.#†	69,324	36,048
Ventyx Biosciences, Inc.†	8,059	233,630
Vera Therapeutics, Inc.†	5,037	84,118
Veracyte, Inc.†	25,764	714,693
Vericel Corp.†	16,967	387,357
Veru, Inc.†	23,366	132,719
Verve Therapeutics, Inc.†	16,359	380,020
Vir Biotechnology, Inc.†	26,073	735,780
Viridian Therapeutics, Inc.†	9,538	241,025
VistaGen Therapeutics, Inc.†	70,017	9,669
Xencor, Inc.†	20,641	613,451
Zentalis Pharmaceuticals, Inc.†	16,880	373,386
		59,281,709

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials — 1.3%
AAON, Inc.	15,771	$ 1,250,010
American Woodmark Corp.†	5,941	322,002
Apogee Enterprises, Inc.	7,990	385,518
Boise Cascade Co.	14,206	1,051,812
Caesarstone, Ltd.	8,137	51,019
Gibraltar Industries, Inc.†	11,420	577,966
Griffon Corp.	16,564	584,875
JELD-WEN Holding, Inc.†	29,995	310,148
Masonite International Corp.†	8,003	602,386
Modine Manufacturing Co.†	17,893	378,795
PGT Innovations, Inc.†	20,774	411,117
Simpson Manufacturing Co., Inc.	15,590	1,450,650
SmartRent, Inc.†	43,596	105,938
SPX Technologies, Inc.†	15,746	1,053,407
Summit Materials, Inc., Class A†	42,646	1,291,747
UFP Industries, Inc.	21,503	1,760,236
View, Inc.†	40,206	56,288
		11,643,914
Chemicals — 1.9%
AdvanSix, Inc.	9,787	402,833
American Vanguard Corp.	10,498	241,454
Amyris, Inc.#†	70,790	122,467
Avient Corp.	32,735	1,132,958
Balchem Corp.	11,457	1,613,146
Cabot Corp.	19,999	1,472,326
Codexis, Inc.†	22,010	120,395
Danimer Scientific, Inc.#†	32,582	86,668
Diversey Holdings, Ltd.†	28,100	144,434
Ecovyst, Inc.†	27,332	253,914
H.B. Fuller Co.	19,086	1,532,797
Hawkins, Inc.	6,972	290,035
Ingevity Corp.†	13,739	1,075,352
Innospec, Inc.	8,903	987,254
Intrepid Potash, Inc.†	4,003	144,308
Koppers Holdings, Inc.	7,303	217,556
Kronos Worldwide, Inc.	7,966	73,367
Lightwave Logic, Inc.#†	40,192	318,723
Mativ Holdings, Inc.	19,566	406,386
Minerals Technologies, Inc.	11,656	702,740
Origin Materials, Inc.†	37,775	210,407
Orion Engineered Carbons SA	21,752	408,503
Perimeter Solutions SA†	43,813	474,933
Quaker Chemical Corp.	4,871	958,564
Rayonier Advanced Materials, Inc.†	22,206	171,874
Rogers Corp.†	6,747	735,693
Sensient Technologies Corp.	15,086	1,127,075
Stepan Co.	7,681	856,969
Terawulf, Inc.†	7,795	6,470
Trinseo PLC	12,579	310,072
Tronox Holdings PLC	42,069	594,435
Unifi, Inc.†	5,011	43,896
Valhi, Inc.#	866	19,277
		17,257,281
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	5,954	1,019,503
Arch Resources, Inc.	5,479	847,875
CONSOL Energy, Inc.	12,343	955,965
NACCO Industries, Inc., Class A	1,457	65,944
Peabody Energy Corp.†	42,336	1,352,212
Ramaco Resources, Inc.	8,061	92,299
Security Description	Shares or Principal Amount	Value

Coal (continued)
SunCoke Energy, Inc.	29,966	$ 253,512
Warrior Met Coal, Inc.	18,517	681,796
		5,269,106
Commercial Services — 5.2%
2U, Inc.†	26,849	215,597
Aaron's Co., Inc.	10,892	132,773
ABM Industries, Inc.	24,111	1,137,557
Adtalem Global Education, Inc.†	16,135	671,216
AirSculpt Technologies, Inc.#	4,450	15,931
Alarm.com Holdings, Inc.†	17,295	863,020
Alight, Inc., Class A†	122,088	1,053,619
Alta Equipment Group, Inc.	7,455	89,758
American Public Education, Inc.†	6,734	86,532
AMN Healthcare Services, Inc.†	15,562	1,925,019
API Group Corp.†	74,402	1,430,006
Arlo Technologies, Inc.†	31,217	119,249
ASGN, Inc.†	17,644	1,598,546
Bakkt Holdings, Inc.#†	22,887	40,510
Barrett Business Services, Inc.	2,506	246,415
Bird Global, Inc., Class A†	61,639	14,251
BrightView Holdings, Inc.†	15,969	110,026
Brink's Co.	16,689	997,168
Carriage Services, Inc.	4,777	120,142
Cass Information Systems, Inc.	4,834	210,182
CBIZ, Inc.†	17,425	865,151
Chegg, Inc.†	44,729	1,334,713
Cimpress PLC†	6,342	187,660
Cipher Mining, Inc.#†	14,048	10,980
CompoSecure, Inc.#†	2,795	14,003
Core Scientific, Inc.#†	96,543	12,869
CoreCivic, Inc.†	41,990	557,627
CorVel Corp.†	3,186	487,362
Coursera, Inc.†	41,031	571,972
CRA International, Inc.	2,498	307,903
Cross Country Healthcare, Inc.†	13,161	470,901
Custom Truck One Source, Inc.†	21,455	146,752
Deluxe Corp.	15,564	301,008
Distribution Solutions Group, Inc.†	1,770	62,747
Ennis, Inc.	9,138	212,276
European Wax Center, Inc., Class A	8,767	127,122
EVERTEC, Inc.	22,501	759,859
Evo Payments, Inc., Class A†	17,005	573,239
First Advantage Corp.†	21,112	280,790
Forrester Research, Inc.†	4,067	143,077
Franklin Covey Co.†	4,373	227,221
GEO Group, Inc.#†	42,579	503,284
Graham Holdings Co., Class B	1,339	861,888
Green Dot Corp., Class A†	17,290	352,370
Greenidge Generation Holdings, Inc.#†	4,799	3,070
Hackett Group, Inc.	9,692	223,885
HealthEquity, Inc.†	29,849	1,894,815
Heidrick & Struggles International, Inc.	7,027	208,702
Herc Holdings, Inc.	9,229	1,182,881
Huron Consulting Group, Inc.†	7,391	575,463
I3 Verticals, Inc., Class A†	7,921	208,243
ICF International, Inc.	6,636	719,143
Information Services Group, Inc.	12,621	67,649
Insperity, Inc.	13,048	1,546,840
John Wiley & Sons, Inc., Class A	15,445	732,247
Kelly Services, Inc., Class A	12,135	206,174
Kforce, Inc.	7,330	432,983
Korn Ferry	19,516	1,112,997

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Laureate Education, Inc.	48,348	$ 506,687
Legalzoom.com, Inc.#†	34,493	305,263
Lifecore Biomedical, Inc.†	9,420	80,164
LiveRamp Holdings, Inc.†	23,754	521,638
Marathon Digital Holdings, Inc.#†	39,896	252,143
MarketWise, Inc.†	6,121	11,630
Medifast, Inc.	3,911	492,982
MoneyGram International, Inc.†	33,722	368,244
Moneylion, Inc.†	44,805	33,451
Monro, Inc.	11,490	522,450
Multiplan Corp.#†	135,871	202,448
National Research Corp.	5,060	196,024
Paya Holdings, Inc.†	31,463	292,921
Payoneer Global, Inc.#†	77,845	420,363
Paysafe, Ltd.#†	121,602	172,675
Perdoceo Education Corp.†	24,183	347,026
PFSweb, Inc.	6,069	67,791
Priority Technology Holdings, Inc.†	6,442	38,394
PROG Holdings, Inc.†	17,979	354,007
Progyny, Inc.†	26,901	985,384
Quad/Graphics, Inc.†	12,106	44,792
R1 RCM, Inc.†	54,035	489,017
Remitly Global, Inc.†	35,476	371,079
Rent the Runway, Inc., Class A†	16,799	22,343
Rent-A-Center, Inc.	19,089	459,854
Repay Holdings Corp.†	31,504	279,125
Resources Connection, Inc.	11,539	222,703
Riot Blockchain, Inc.#†	48,583	225,911
Sabre Corp.†	117,268	716,507
ShotSpotter, Inc.†	3,211	107,665
SP Plus Corp.†	8,346	291,192
Spire Global, Inc.†	44,971	56,663
Sterling Check Corp.#†	8,513	123,779
StoneCo, Ltd., Class A†	99,663	1,164,064
Strategic Education, Inc.	8,165	667,897
Stride, Inc.†	14,597	516,880
Target Hospitality Corp.#†	10,512	152,004
Textainer Group Holdings, Ltd.	16,217	494,294
Transcat, Inc.†	2,560	204,877
TriNet Group, Inc.†	13,465	975,809
Triton International, Ltd.	22,101	1,491,154
TrueBlue, Inc.†	11,570	249,681
Udemy, Inc.†	25,946	368,174
Universal Technical Institute, Inc.†	11,904	86,185
V2X, Inc.†	4,324	174,733
Viad Corp.†	7,308	216,390
Vivint Smart Home, Inc.†	34,131	316,736
Wejo Group, Ltd.†	8,246	7,778
Willdan Group, Inc.†	4,175	73,230
WW International, Inc.†	19,501	80,539
ZipRecruiter, Inc. Class A†	28,733	475,818
		46,863,941
Computers — 1.8%
3D Systems Corp.†	45,561	461,988
Cantaloupe, Inc.†	21,003	76,241
Cerberus Cyber Sentinel Corp.†	16,424	50,422
Conduent, Inc.†	61,046	246,626
Corsair Gaming, Inc.†	13,777	232,418
Desktop Metal, Inc., Class A#†	95,074	194,902
Diebold Nixdorf, Inc.†	26,272	56,485
Security Description	Shares or Principal Amount	Value

Computers (continued)
ExlService Holdings, Inc.†	11,644	$ 2,179,757
Grid Dynamics Holdings, Inc.†	17,477	222,657
Insight Enterprises, Inc.†	11,293	1,173,456
Integral Ad Science Holding Corp.†	13,731	136,623
IronNet, Inc.#†	23,307	10,185
KnowBe4, Inc., Class A†	26,191	646,656
Markforged Holding Corp.#†	39,595	45,138
Maximus, Inc.	21,779	1,531,064
Mitek Systems, Inc.†	15,180	155,291
NetScout Systems, Inc.†	24,571	916,007
NextNav, Inc.†	24,078	79,217
OneSpan, Inc.†	14,249	179,110
PAR Technology Corp.#†	9,534	232,344
Parsons Corp.†	12,098	598,851
Qualys, Inc.†	13,868	1,710,202
Rapid7, Inc.†	20,887	614,078
Rigetti Computing, Inc.†	11,975	15,567
Rimini Street, Inc.†	17,496	73,483
SecureWorks Corp., Class A†	3,621	25,999
Super Micro Computer, Inc.†	16,328	1,473,275
Telos Corp.†	19,370	79,417
Tenable Holdings, Inc.†	39,529	1,509,217
TTEC Holdings, Inc.	6,779	325,053
Unisys Corp.†	23,813	102,396
Varonis Systems, Inc.†	39,176	832,098
Velo3D, Inc.#†	20,272	41,152
Vuzix Corp.†	21,324	88,921
		16,316,296
Cosmetics/Personal Care — 0.3%
Beauty Health Co.#†	35,866	385,559
e.l.f. Beauty, Inc.†	17,409	956,799
Edgewell Personal Care Co.	18,530	800,681
Honest Co., Inc.†	23,378	67,329
Inter Parfums, Inc.	6,455	615,097
		2,825,465
Distribution/Wholesale — 0.5%
A-Mark Precious Metals, Inc.	6,505	224,423
G-III Apparel Group, Ltd.†	15,689	339,353
Global Industrial Co.	4,676	115,076
H&E Equipment Services, Inc.	11,473	481,063
Hudson Technologies, Inc.†	15,509	175,097
KAR Auction Services, Inc.†	41,322	567,764
MRC Global, Inc.†	29,854	351,083
Resideo Technologies, Inc.†	52,005	842,481
ScanSource, Inc.†	9,078	271,069
ThredUp, Inc., Class A#†	21,108	26,385
Titan Machinery, Inc.†	7,279	320,494
Veritiv Corp.	4,867	654,806
VSE Corp.	3,812	186,941
		4,556,035
Diversified Financial Services — 2.7%
Amerant Bancorp, Inc.	9,972	293,775
Applied Digital Corp.#†	2,900	5,655
Artisan Partners Asset Management, Inc., Class A	21,611	749,686
AssetMark Financial Holdings, Inc.†	7,748	192,615
Associated Capital Group, Inc., Class A	610	24,675
Atlanticus Holdings Corp.†	1,514	43,603
B. Riley Financial, Inc.	7,393	324,701
BGC Partners, Inc., Class A	114,906	495,245
Blucora, Inc.†	17,122	428,906
Bread Financial Holdings, Inc.	18,009	738,909

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
BrightSphere Investment Group, Inc.	11,622	$ 236,624
Brookfield Business Corp., Class A	9,340	207,161
Cohen & Steers, Inc.	9,134	605,127
Columbia Financial, Inc.†	12,243	270,325
Consumer Portfolio Services, Inc.†	3,428	29,549
Cowen, Inc., Class A#	9,447	365,221
Cryptyde, Inc.†	7,126	2,102
Curo Group Holdings Corp.	7,901	28,207
Diamond Hill Investment Group, Inc.	1,062	188,994
Enact Holdings, Inc.	10,801	267,865
Encore Capital Group, Inc.†	8,506	428,702
Enova International, Inc.†	11,255	454,027
EZCORP, Inc., Class A†	17,970	180,059
Federal Agricultural Mtg. Corp., Class C	3,274	412,033
Federated Hermes, Inc.	30,699	1,165,334
Finance of America Cos., Inc., Class A#†	13,959	19,124
First Western Financial, Inc.†	2,839	86,306
Flywire Corp.†	20,107	436,121
Focus Financial Partners, Inc., Class A†	20,861	796,056
GCM Grosvenor, Inc., Class A#	14,782	129,638
Hamilton Lane, Inc., Class A	12,695	937,907
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,646	994,156
Home Point Capital, Inc.	2,856	4,512
Houlihan Lokey, Inc.	17,986	1,768,923
International Money Express, Inc.†	11,512	250,041
LendingClub Corp.†	36,913	380,573
LendingTree, Inc.†	3,772	90,339
Moelis & Co., Class A	22,920	990,602
Mr. Cooper Group, Inc.†	25,311	1,143,045
Navient Corp.	40,068	663,927
Nelnet, Inc., Class A	5,242	516,547
NerdWallet, Inc., Class A†	9,211	116,980
Oportun Financial Corp.†	10,001	55,406
Oppenheimer Holdings, Inc., Class A	2,936	122,314
OppFi, Inc.†	4,954	12,335
PennyMac Financial Services, Inc.	10,086	601,731
Perella Weinberg Partners	14,749	141,148
Piper Sandler Cos.	6,112	878,050
PJT Partners, Inc., Class A	8,491	653,892
PRA Group, Inc.†	13,852	476,232
Radian Group, Inc.	58,279	1,140,520
Regional Management Corp.	2,767	81,460
Sculptor Capital Management, Inc.	9,226	92,721
Silvercrest Asset Management Group, Inc., Class A	3,566	67,397
StepStone Group, Inc., Class A	19,159	574,387
StoneX Group, Inc.†	6,187	627,795
Sunlight Financial Holdings, Inc.#†	8,739	15,818
SWK Holdings Corp.†	1,280	24,896
Velocity Financial, Inc.†	3,095	31,476
Victory Capital Holdings, Inc. Class A	5,932	172,028
Virtus Investment Partners, Inc.	2,496	484,074
WisdomTree, Inc.#	48,985	272,846
World Acceptance Corp.†	1,403	99,487
		24,089,910
Electric — 1.6%
ALLETE, Inc.	20,613	1,364,581
Altus Power, Inc.†	15,063	107,700
Ameresco, Inc., Class A†	11,436	749,287
Avista Corp.	26,052	1,075,427
Black Hills Corp.	23,378	1,674,566
Security Description	Shares or Principal Amount	Value

Electric (continued)
Clearway Energy, Inc., Class A	12,522	$ 412,224
Clearway Energy, Inc., Class C	29,497	1,045,374
FTC Solar, Inc.#†	15,195	32,213
MGE Energy, Inc.	13,091	942,683
NorthWestern Corp.	20,275	1,184,263
Ormat Technologies, Inc.#	17,670	1,597,898
Otter Tail Corp.	14,791	881,987
PNM Resources, Inc.	30,732	1,505,868
Portland General Electric Co.	32,178	1,584,123
Unitil Corp.	5,714	313,241
Via Renewables, Inc.#	4,422	28,566
		14,500,001
Electrical Components & Equipment — 0.8%
Belden, Inc.	15,530	1,249,233
Blink Charging Co.#†	12,876	178,719
Encore Wire Corp.	6,638	969,878
Energizer Holdings, Inc.	23,978	817,410
EnerSys	14,671	1,108,834
ESS Tech, Inc.#†	29,004	93,393
Insteel Industries, Inc.	6,731	198,497
nLight, Inc.†	15,974	173,478
Novanta, Inc.†	12,774	2,015,098
Powell Industries, Inc.	3,286	86,488
		6,891,028
Electronics — 1.7%
Advanced Energy Industries, Inc.	13,512	1,251,752
Akoustis Technologies, Inc.#†	18,687	71,011
Allied Motion Technologies, Inc.	4,804	170,254
Atkore, Inc.†	14,822	1,810,507
Badger Meter, Inc.	10,523	1,218,774
Benchmark Electronics, Inc.	12,559	362,578
Berkshire Grey, Inc.#†	17,550	16,660
Brady Corp., Class A	16,409	785,991
Charge Enterprises, Inc.#†	46,772	99,157
Comtech Telecommunications Corp.	9,303	108,566
CTS Corp.	11,401	484,542
Enovix Corp.#†	39,117	510,477
Evolv Technologies Holdings, Inc.†	30,224	105,482
FARO Technologies, Inc.†	6,577	196,784
GoPro, Inc., Class A†	46,467	254,639
Identiv, Inc.†	7,935	66,257
Itron, Inc.†	16,224	862,792
Kimball Electronics, Inc.†	8,620	199,036
Knowles Corp.†	32,217	502,585
Mesa Laboratories, Inc.#	1,811	306,367
MicroVision, Inc.#†	59,537	180,397
Mirion Technologies, Inc.†	49,257	314,260
Napco Security Technologies, Inc.†	10,564	278,678
OSI Systems, Inc.†	5,824	515,308
Plexus Corp.†	9,874	1,088,312
Sanmina Corp.†	20,509	1,355,440
Stoneridge, Inc.†	9,468	224,297
TTM Technologies, Inc.†	36,441	585,607
Turtle Beach Corp.†	5,569	53,184
Vicor Corp.†	7,916	427,385
Vishay Intertechnology, Inc.	47,553	1,095,621
Vishay Precision Group, Inc.†	4,467	181,226
		15,683,926
Energy-Alternate Sources — 0.9%
Aemetis, Inc.†	10,612	58,472
Alto Ingredients, Inc.†	25,972	90,642

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Archaea Energy, Inc.†	21,426	$ 555,791
Array Technologies, Inc.†	54,216	1,135,283
Cleanspark, Inc.#†	16,407	36,916
Energy Vault Holdings, Inc.†	22,807	85,298
Eneti, Inc.	8,436	77,274
Fluence Energy, Inc.#†	12,918	221,931
FuelCell Energy, Inc.#†	140,068	484,635
FutureFuel Corp.	9,292	82,141
Gevo, Inc.#†	70,776	154,292
Green Plains, Inc.†	18,960	655,258
Heliogen, Inc.†	32,672	37,246
Montauk Renewables, Inc.†	23,157	279,505
REX American Resources Corp.†	5,696	168,089
Shoals Technologies Group, Inc., Class A†	40,220	1,165,173
Stem, Inc.†	51,822	677,314
Sunnova Energy International, Inc.#†	35,702	815,077
SunPower Corp.†	29,424	713,532
TPI Composites, Inc.†	13,154	158,900
		7,652,769
Engineering & Construction — 1.6%
908 Devices, Inc.†	7,862	84,124
Arcosa, Inc.	17,420	1,064,362
Atlas Technical Consultants, Inc.†	6,714	36,323
Comfort Systems USA, Inc.	12,746	1,615,683
Concrete Pumping Holdings, Inc.†	9,440	66,646
Construction Partners, Inc., Class A†	14,343	410,210
Dycom Industries, Inc.†	10,384	946,398
EMCOR Group, Inc.	17,589	2,724,536
Exponent, Inc.	18,286	1,890,955
Fluor Corp.†	51,185	1,720,328
Frontdoor, Inc.†	29,767	695,655
Granite Construction, Inc.	15,909	573,042
Great Lakes Dredge & Dock Corp.†	23,501	172,027
IES Holdings, Inc.†	3,126	105,721
Latham Group, Inc.†	15,485	53,423
MYR Group, Inc.†	5,895	563,149
NV5 Global, Inc.†	4,863	702,752
Primoris Services Corp.	19,074	407,230
Sterling Infrastructure, Inc.†	10,531	344,890
Tutor Perini Corp.†	15,124	108,137
		14,285,591
Entertainment — 1.0%
Accel Entertainment, Inc.†	20,683	176,840
Bally's Corp.#†	13,069	326,725
Cinemark Holdings, Inc.†	39,189	533,362
Everi Holdings, Inc.†	31,025	518,738
Golden Entertainment, Inc.†	7,232	320,450
IMAX Corp.†	16,918	285,745
International Game Technology PLC	35,324	866,851
Liberty Media Corp. - Liberty Braves, Series A#†	3,600	119,232
Liberty Media Corp. - Liberty Braves, Series C†	13,546	441,329
Light & Wonder, Inc.†	33,963	2,199,784
Lions Gate Entertainment Corp., Class A†	20,964	160,165
Lions Gate Entertainment Corp., Class B†	41,522	295,637
Madison Square Garden Entertainment Corp.†	9,259	445,543
Monarch Casino & Resort, Inc.†	4,785	406,007
NeoGames SA#†	4,677	64,589
RCI Hospitality Holdings, Inc.	3,095	281,707
Red Rock Resorts, Inc., Class A	18,240	821,894
Reservoir Media, Inc.†	7,354	46,477
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Rush Street Interactive, Inc.#†	21,838	$ 77,088
SeaWorld Entertainment, Inc.†	15,127	863,147
		9,251,310
Environmental Control — 0.6%
Casella Waste Systems, Inc., Class A†	17,955	1,545,746
Centrus Energy Corp., Class A†	3,829	145,502
Energy Recovery, Inc.†	19,789	458,709
Evoqua Water Technologies Corp.†	42,303	1,839,757
Harsco Corp.†	28,243	211,258
Heritage-Crystal Clean, Inc.†	5,638	178,161
Li-Cycle Holdings Corp.†	49,143	313,041
Montrose Environmental Group, Inc.†	9,877	455,922
Pure Cycle Corp.†	7,001	74,281
PureCycle Technologies, Inc.#†	38,209	265,170
		5,487,547
Food — 1.6%
B&G Foods, Inc.	25,445	337,910
Beyond Meat, Inc.#†	22,078	322,118
Boxed, Inc.†	20,674	7,596
Calavo Growers, Inc.	6,204	216,892
Cal-Maine Foods, Inc.	13,634	794,589
Chefs' Warehouse, Inc.†	12,262	476,379
Hain Celestial Group, Inc.†	27,039	506,711
HF Foods Group, Inc.†	12,573	55,824
Hostess Brands, Inc.†	48,941	1,292,042
Ingles Markets, Inc., Class A	5,113	516,924
J&J Snack Foods Corp.	5,467	896,697
John B. Sanfilippo & Son, Inc.	3,211	271,939
Krispy Kreme, Inc.#	25,827	398,252
Lancaster Colony Corp.	6,992	1,448,323
Mission Produce, Inc.†	14,411	228,991
Natural Grocers by Vitamin Cottage, Inc.	3,333	33,597
Seneca Foods Corp., Class A†	1,943	124,896
Simply Good Foods Co.†	32,383	1,292,082
SpartanNash Co.	12,845	421,958
Sprouts Farmers Market, Inc.†	38,681	1,327,919
SunOpta, Inc.†	35,117	328,344
Tattooed Chef, Inc.#†	17,604	26,582
Tootsie Roll Industries, Inc.	5,615	252,394
TreeHouse Foods, Inc.†	18,289	904,025
United Natural Foods, Inc.†	20,898	996,417
Utz Brands, Inc.#	23,631	450,407
Village Super Market, Inc., Class A	3,044	68,612
Weis Markets, Inc.	5,910	515,411
Whole Earth Brands, Inc.†	14,618	63,296
		14,577,127
Food Service — 0.1%
Healthcare Services Group, Inc.	26,653	371,810
Sovos Brands, Inc.†	13,775	198,222
		570,032
Forest Products & Paper — 0.2%
Clearwater Paper Corp.†	6,012	234,649
Glatfelter Corp.	15,822	54,902
Resolute Forest Products, Inc.†	16,523	348,635
Sylvamo Corp.	12,767	690,567
		1,328,753
Gas — 1.2%
Brookfield Infrastructure Corp., Class A	35,218	1,651,020
Chesapeake Utilities Corp.	6,261	749,629

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
New Jersey Resources Corp.	34,621	$ 1,722,395
Northwest Natural Holding Co.	12,468	624,771
ONE Gas, Inc.	19,338	1,681,439
South Jersey Industries, Inc.	44,167	1,532,595
Southwest Gas Holdings, Inc.	24,094	1,649,475
Spire, Inc.	18,336	1,358,698
		10,970,022
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	6,852	177,741
Enerpac Tool Group Corp.	21,021	526,366
Franklin Electric Co., Inc.	16,578	1,380,947
Kennametal, Inc.	29,262	773,102
Luxfer Holdings PLC	9,756	143,023
		3,001,179
Healthcare-Products — 3.7%
Adaptive Biotechnologies Corp.†	40,086	351,955
Akoya Biosciences, Inc.#†	5,670	73,597
Alphatec Holdings, Inc.†	26,061	267,386
AngioDynamics, Inc.†	13,381	173,284
Artivion, Inc.†	14,003	179,098
AtriCure, Inc.†	16,392	746,820
Atrion Corp.	494	298,771
Avanos Medical, Inc.†	16,646	447,777
Axogen, Inc.†	14,578	159,629
Axonics, Inc.†	17,625	1,206,960
BioLife Solutions, Inc.†	12,119	256,559
Bionano Genomics, Inc.#†	104,962	210,974
Bioventus, Inc., Class A†	11,362	22,156
Butterfly Network, Inc.†	47,790	154,362
Cardiovascular Systems, Inc.†	14,283	200,105
CareDx, Inc.†	18,307	237,076
Castle Biosciences, Inc.†	8,822	208,111
Cerus Corp.†	62,050	248,200
CONMED Corp.	10,467	867,191
Cue Health Inc†	39,148	125,274
Cutera, Inc.#†	5,967	283,910
Glaukos Corp.†	16,450	766,076
Haemonetics Corp.†	18,261	1,557,846
Inari Medical, Inc.†	17,348	1,276,466
Inogen, Inc.†	8,265	184,475
Inspire Medical Systems, Inc.†	10,150	2,451,935
Integer Holdings Corp.†	11,848	880,543
iRadimed Corp.	2,562	75,733
iRhythm Technologies, Inc.†	10,731	1,170,216
Lantheus Holdings, Inc.†	24,570	1,525,306
LeMaitre Vascular, Inc.	7,006	328,231
LivaNova PLC†	19,304	1,068,862
MaxCyte, Inc.†	31,284	187,391
Meridian Bioscience, Inc.†	15,457	494,624
Merit Medical Systems, Inc.†	20,099	1,447,128
MiMedx Group, Inc.†	40,568	131,846
NanoString Technologies, Inc.†	16,699	116,726
Nautilus Biotechnology, Inc.†	17,138	31,020
Neogen Corp.†	38,923	644,565
Nevro Corp.†	12,549	586,164
NuVasive, Inc.†	18,827	731,241
OmniAb, Inc.†	26,641	94,309
Omnicell, Inc.†	15,791	814,974
OraSure Technologies, Inc.†	25,809	130,077
Orthofix Medical, Inc.†	6,964	125,282
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
OrthoPediatrics Corp.†	5,366	$ 236,050
Owlet, Inc.†	5,922	4,916
Pacific Biosciences of California, Inc.#†	81,218	873,093
Paragon 28, Inc.†	16,579	339,869
Patterson Cos., Inc.	31,343	891,395
PROCEPT BioRobotics Corp.†	9,205	394,894
Pulmonx Corp.†	12,297	74,028
Quanterix Corp.†	12,205	162,326
Quantum-Si, Inc.†	32,841	78,162
RxSight, Inc.†	7,403	94,536
SeaSpine Holdings Corp.†	12,886	96,516
Shockwave Medical, Inc.†	12,801	3,246,334
SI-BONE, Inc.†	12,213	149,976
Silk Road Medical, Inc.†	12,426	661,684
SomaLogic, Inc.#†	53,808	150,662
STAAR Surgical Co.†	17,243	984,748
Surmodics, Inc.†	4,901	177,073
Tactile Systems Technology, Inc.†	6,973	59,689
Tenon Medical, Inc.†	1,160	2,216
Treace Medical Concepts, Inc.†	11,991	277,592
Utah Medical Products, Inc.	1,238	110,256
Varex Imaging Corp.†	13,889	295,002
Vicarious Surgical, Inc.#†	19,615	68,653
ViewRay, Inc.†	53,233	256,583
Zimvie, Inc.†	7,482	66,889
Zynex, Inc.#	7,949	109,060
		33,402,433
Healthcare-Services — 1.4%
23andMe Holding Co. Class A#†	92,854	283,205
Accolade, Inc.†	23,398	206,604
Addus HomeCare Corp.†	5,557	612,826
Agiliti, Inc.†	10,026	165,529
American Well Corp., Class A†	82,479	301,048
ATI Physical Therapy, Inc.†	26,899	10,655
Aveanna Healthcare Holdings, Inc.†	16,009	10,862
Babylon Holdings, Ltd. Class A†	39,153	22,043
Bright Health Group, Inc.#†	69,409	68,507
Brookdale Senior Living, Inc.†	66,879	210,669
Cano Health, Inc.#†	58,210	110,599
CareMax, Inc.#†	21,442	84,910
Clover Health Investments Corp.#†	138,898	181,956
Community Health Systems, Inc.†	44,966	154,233
DocGo, Inc.†	28,953	212,805
Ensign Group, Inc.	19,371	1,840,245
Fulgent Genetics, Inc.†	7,751	281,129
Innovage Holding Corp.#†	6,877	44,563
Inotiv, Inc.#†	6,260	37,811
Invitae Corp.#†	84,925	252,227
Joint Corp.†	5,056	75,385
LHC Group, Inc.†	10,725	1,752,572
LifeStance Health Group, Inc.#†	25,980	132,238
Medpace Holdings, Inc.†	9,126	1,915,456
ModivCare, Inc.†	4,548	350,196
Nano-X Imaging, Ltd.#†	16,448	175,171
National HealthCare Corp.	4,522	278,736
Oncology Institute, Inc.#†	12,510	17,639
OPKO Health, Inc.†	145,163	217,745
Oscar Health, Inc., Class A†	42,478	122,337
P3 Health Partners, Inc.#†	8,740	41,777
Pediatrix Medical Group, Inc. †	29,867	477,275

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Pennant Group, Inc.†	9,282	$ 95,976
RadNet, Inc.†	17,949	354,852
Science 37 Holdings, Inc.†	22,385	13,346
Select Medical Holdings Corp.	37,441	920,300
Sema4 Holdings Corp.†	56,844	23,545
Surgery Partners, Inc.†	17,991	509,325
Thorne HealthTech, Inc.†	4,944	23,731
U.S. Physical Therapy, Inc.	4,622	399,387
		12,989,415
Holding Companies-Diversified — 0.0%
Professional Holding Corp., Class A†	4,648	139,301
Home Builders — 1.2%
Beazer Homes USA, Inc.†	10,716	146,273
Cavco Industries, Inc.†	3,204	735,735
Century Communities, Inc.	10,311	496,578
Dream Finders Homes, Inc., Class A#†	7,535	74,144
Forestar Group, Inc.†	6,550	97,136
Green Brick Partners, Inc.†	9,764	236,094
Hovnanian Enterprises, Inc., Class A†	1,858	89,203
Installed Building Products, Inc.	8,558	726,831
KB Home	28,309	888,620
Landsea Homes Corp.†	3,396	18,644
LCI Industries	8,934	883,215
LGI Homes, Inc.†	7,379	733,030
M/I Homes, Inc.†	9,694	437,975
MDC Holdings, Inc.	20,568	667,020
Meritage Homes Corp.†	13,061	1,128,601
Skyline Champion Corp.†	19,181	997,220
Taylor Morrison Home Corp.†	39,470	1,199,493
Tri Pointe Homes, Inc.†	36,278	668,966
Winnebago Industries, Inc.	11,161	653,923
		10,878,701
Home Furnishings — 0.4%
Aterian, Inc.†	23,711	25,608
Ethan Allen Interiors, Inc.	8,136	231,469
iRobot Corp.†	9,652	502,773
Lovesac Co.†	5,008	130,458
MillerKnoll, Inc.	27,332	557,300
Purple Innovation, Inc.#†	19,738	99,677
Sleep Number Corp.†	7,668	224,289
Snap One Holdings Corp.†	6,475	52,512
Sonos, Inc.†	45,892	804,487
Traeger, Inc.#†	11,514	36,845
Universal Electronics, Inc.†	4,354	95,222
Vizio Holding Corp., Class A†	24,398	251,055
Weber, Inc., Class A#	9,719	66,089
Xperi, Inc.†	14,989	160,532
		3,238,316
Household Products/Wares — 0.3%
ACCO Brands Corp.	33,081	184,261
Central Garden & Pet Co.†	3,544	145,481
Central Garden & Pet Co., Class A†	14,425	563,585
Helen of Troy, Ltd.†	8,548	842,320
Leafly Holdings, Inc.#†	10,969	7,741
Quanex Building Products Corp.	11,905	282,982
WD-40 Co.#	4,912	822,760
		2,849,130
Security Description	Shares or Principal Amount	Value

Housewares — 0.0%
Lifetime Brands, Inc.	4,600	$ 38,686
Tupperware Brands Corp.†	15,864	73,450
		112,136
Insurance — 2.4%
Ambac Financial Group, Inc.†	15,918	258,827
American Equity Investment Life Holding Co.	26,036	1,054,718
AMERISAFE, Inc.	6,871	407,931
Argo Group International Holdings, Ltd.	11,421	310,423
BRP Group, Inc., Class A†	21,436	643,937
CNO Financial Group, Inc.	40,820	958,454
Crawford & Co., Class A	5,559	35,188
Doma Holdings, Inc.#†	49,238	19,449
Donegal Group, Inc., Class A	5,595	83,198
eHealth, Inc.†	8,898	31,677
Employers Holdings, Inc.	9,774	454,198
Enstar Group, Ltd.†	4,041	880,898
Essent Group, Ltd.	37,895	1,519,211
Genworth Financial, Inc., Class A†	180,608	908,458
Goosehead Insurance, Inc., Class A†	6,850	278,179
Greenlight Capital Re, Ltd., Class A†	9,398	73,586
HCI Group, Inc.	2,321	86,852
Hippo Holdings, Inc.#†	5,705	85,176
Horace Mann Educators Corp.	14,782	570,437
Investors Title Co.	467	71,703
Jackson Financial, Inc., Class A	27,493	1,026,864
James River Group Holdings, Ltd.	13,221	317,568
Kinsale Capital Group, Inc.	7,783	2,398,798
Lemonade, Inc.#†	16,699	331,475
MBIA, Inc.†	17,268	219,476
Mercury General Corp.	9,622	349,086
National Western Life Group, Inc., Class A	816	172,013
NI Holdings, Inc.†	3,041	41,054
NMI Holdings, Inc., Class A†	29,924	644,264
Palomar Holdings, Inc.†	8,731	547,783
ProAssurance Corp.	19,387	387,546
RLI Corp.	14,042	1,826,443
Root, Inc., Class A#†	2,790	20,283
Safety Insurance Group, Inc.	5,118	469,525
Selective Insurance Group, Inc.	21,461	2,062,831
Selectquote, Inc.†	48,076	28,850
SiriusPoint, Ltd.†	33,126	215,982
Stewart Information Services Corp.	9,648	427,021
Tiptree, Inc.	8,906	123,526
Trean Insurance Group, Inc.†	8,126	22,428
Trupanion, Inc.#†	14,023	732,982
United Fire Group, Inc.	7,678	234,563
Universal Insurance Holdings, Inc.	9,407	103,383
		21,436,244
Internet — 1.7%
1-800-Flowers.com, Inc., Class A†	9,674	81,842
1stdibs.com, Inc.†	8,512	51,242
aka Brands Holding Corp.†	4,021	7,238
Allbirds, Inc., Class A†	34,711	99,968
Arena Group Holdings, Inc.†	4,077	55,936
BARK, Inc.#†	42,919	71,246
Blade Air Mobility, Inc.†	20,180	99,286
Bumble, Inc., Class A†	31,021	755,672
Cargurus, Inc.†	36,699	480,023
CarParts.com, Inc.†	18,261	98,975
Cars.com, Inc.†	24,237	358,223
Cogent Communications Holdings, Inc.	15,468	897,917

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
ContextLogic, Inc., Class A†	208,054	$ 152,649
Couchbase, Inc.†	9,527	129,567
DHI Group, Inc.†	15,374	86,402
Edgio, Inc.†	49,373	71,097
ePlus, Inc.†	9,535	473,508
Eventbrite, Inc., Class A†	27,720	202,079
EverQuote, Inc., Class A†	7,061	76,259
Figs, Inc., Class A#†	45,858	359,068
Focus Universal, Inc.#†	6,365	69,951
fuboTV, Inc.#†	64,053	178,708
Gambling.com Group, Ltd.†	3,119	31,970
Groupon, Inc.#†	7,846	65,357
HealthStream, Inc.†	8,691	220,751
Innovid Corp.#†	27,498	81,394
Inspirato, Inc.†	7,376	13,719
Lands' End, Inc.†	5,488	63,441
Liquidity Services, Inc.†	8,780	146,538
Lulu's Fashion Lounge Holdings, Inc.†	5,986	23,046
Magnite, Inc.†	47,061	522,848
Marqeta, Inc., Class A†	156,114	1,044,403
MediaAlpha, Inc., Class A†	8,657	102,759
Nerdy, Inc.#†	19,487	41,118
Open Lending Corp., Class A†	37,935	268,200
OptimizeRx Corp.†	6,358	134,090
Overstock.com, Inc.#†	15,315	407,685
Perficient, Inc.†	12,287	872,991
Poshmark, Inc., Class A†	16,525	294,641
Q2 Holdings, Inc.†	20,089	546,421
QuinStreet, Inc.†	18,658	265,503
RealReal, Inc.#†	30,987	46,171
Revolve Group, Inc.#†	14,684	387,951
Rover Group, Inc.†	33,344	160,718
RumbleON, Inc., Class B#†	3,723	28,406
Shutterstock, Inc.	8,720	469,310
Solo Brands, Inc., Class A#†	7,902	34,374
Squarespace, Inc., Class A†	11,267	230,861
Stitch Fix, Inc., Class A†	29,225	118,069
TechTarget, Inc.†	9,858	450,116
TrueCar, Inc.†	32,307	80,444
Tucows, Inc., Class A#†	3,563	109,384
Upwork, Inc.†	43,112	528,122
Vacasa, Inc. Class A†	40,207	63,125
Vivid Seats, Inc. Class A#†	9,217	71,893
Yelp, Inc.†	24,730	765,394
Ziff Davis, Inc.†	16,429	1,515,740
		15,063,809
Investment Companies — 0.1%
Cannae Holdings, Inc.†	25,645	594,195
Compass Diversified Holdings	22,267	435,542
		1,029,737
Iron/Steel — 0.5%
ATI, Inc.†	44,635	1,361,814
Carpenter Technology Corp.	17,184	705,575
Commercial Metals Co.	43,519	2,142,005
Haynes International, Inc.	4,396	219,624
Schnitzer Steel Industries, Inc., Class A	9,321	319,990
		4,749,008
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.5%
Acushnet Holdings Corp.	12,134	$ 551,490
Bowlero Corp.†	14,524	202,755
Camping World Holdings, Inc., Class A	13,840	381,015
Clarus Corp.	10,373	86,303
F45 Training Holdings, Inc.#†	13,011	35,000
Johnson Outdoors, Inc., Class A	1,917	108,426
Life Time Group Holdings, Inc.†	15,117	193,951
Lindblad Expeditions Holdings, Inc.#†	12,075	109,641
Malibu Boats, Inc., Class A†	7,317	422,264
Marine Products Corp.	2,990	34,833
MasterCraft Boat Holdings, Inc.†	6,412	164,917
OneSpaWorld Holdings, Ltd.†	23,862	237,904
Topgolf Callaway Brands Corp.†	50,309	1,053,974
Virgin Galactic Holdings, Inc.#†	82,074	417,757
Vista Outdoor, Inc.†	20,093	562,001
Xponential Fitness, Inc., Class A†	6,238	138,109
		4,700,340
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	4,244	91,458
Century Casinos, Inc.†	9,800	73,206
Full House Resorts, Inc.†	11,820	90,423
Hilton Grand Vacations, Inc.†	31,595	1,390,812
Marcus Corp.#	8,555	138,933
Sonder Holdings, Inc.†	68,092	120,523
		1,905,355
Machinery-Construction & Mining — 0.4%
Argan, Inc.	4,818	182,843
Astec Industries, Inc.	8,210	363,210
Babcock & Wilcox Enterprises, Inc.†	21,848	99,627
Bloom Energy Corp., Class A†	63,240	1,346,380
Hyster-Yale Materials Handling, Inc.	3,897	114,104
Manitowoc Co., Inc.†	12,479	122,544
NuScale Power Corp.†	11,271	122,854
Terex Corp.	23,979	1,100,876
Transphorm, Inc.†	8,180	47,035
		3,499,473
Machinery-Diversified — 1.8%
Alamo Group, Inc.	3,618	544,509
Albany International Corp., Class A	11,213	1,136,662
Altra Industrial Motion Corp.	23,377	1,370,360
Applied Industrial Technologies, Inc.	13,765	1,823,725
Cactus, Inc., Class A	21,197	1,152,905
Chart Industries, Inc.†	13,209	1,888,755
CIRCOR International, Inc.†	6,644	183,042
Columbus McKinnon Corp.	10,075	324,717
CSW Industrials, Inc.	5,257	635,834
DXP Enterprises, Inc.†	5,475	141,419
Eastman Kodak Co.†	20,551	86,931
Gorman-Rupp Co.	8,180	226,422
GrafTech International, Ltd.	69,688	376,315
Hydrofarm Holdings Group, Inc.#†	15,699	39,405
Ichor Holdings, Ltd.†	10,087	300,391
Kadant, Inc.	4,173	805,556
Lindsay Corp.	3,958	698,547
Mueller Water Products, Inc., Class A	56,075	653,835
Sarcos Technology and Robotics Corp.†	39,338	45,829
Tennant Co.	6,663	423,300
Thermon Group Holdings, Inc.†	11,910	241,892

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Watts Water Technologies, Inc., Class A	9,841	$ 1,559,307
Zurn Elkay Water Solutions Corp.	44,659	1,081,194
		15,740,852
Media — 0.5%
AMC Networks, Inc., Class A†	10,878	217,125
Audacy, Inc.†	43,353	12,447
Cumulus Media, Inc., Class A†	6,409	46,914
E.W. Scripps Co., Class A†	21,029	315,014
Gannett Co, Inc.†	51,779	129,448
Gray Television, Inc.	29,517	345,349
iHeartMedia, Inc., Class A†	43,348	348,518
Liberty Latin America, Ltd., Class A†	13,752	106,440
Liberty Latin America, Ltd., Class C†	53,618	417,684
Scholastic Corp.	10,703	440,107
Sinclair Broadcast Group, Inc., Class A	14,410	267,450
TEGNA, Inc.	80,124	1,581,648
Thryv Holdings, Inc.†	9,138	175,267
Urban One, Inc.†	2,977	14,855
Urban One, Inc.†	3,788	16,667
Value Line, Inc.	332	18,592
WideOpenWest, Inc.†	19,274	200,064
		4,653,589
Medical - Biomedical/Gene — 0.0%
Contra Radius Health, Inc.†(1)	16,856	1,348
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	8,825	367,385
Fathom Digital Manufacturing C#†	3,500	8,505
Helios Technologies, Inc.	11,700	617,058
Hillman Solutions Corp.†	48,395	385,224
Janus International Group, Inc.†	29,368	321,580
Mueller Industries, Inc.	20,120	1,383,652
Northwest Pipe Co.†	3,513	131,597
Olympic Steel, Inc.	3,451	121,096
Omega Flex, Inc.#	1,173	112,737
Proto Labs, Inc.†	9,899	262,521
RBC Bearings, Inc.†	10,257	2,430,601
Ryerson Holding Corp.	6,986	206,017
Standex International Corp.	4,292	450,875
TimkenSteel Corp.†	16,681	311,935
Tredegar Corp.	9,775	101,074
Worthington Industries, Inc.	11,302	641,275
Xometry, Inc., Class A†	12,149	513,052
		8,366,184
Mining — 0.9%
5E Advanced Materials, Inc.†	11,864	132,877
Arconic Corp.†	36,924	879,899
Century Aluminum Co.†	18,680	168,307
Coeur Mining, Inc.†	100,178	350,623
Compass Minerals International, Inc.	12,332	546,924
Constellium SE†	45,455	565,915
Dakota Gold Corp.†	18,478	62,456
Energy Fuels, Inc.#†	56,104	389,362
Hecla Mining Co.	198,952	1,084,288
Hycroft Mining Holding Corp.†	54,277	39,096
Ivanhoe Electric, Inc.†	5,216	54,925
Kaiser Aluminum Corp.	5,695	514,828
Livent Corp.†	58,281	1,631,285
Novagold Resources, Inc.†	85,998	496,208
Pan American Silver Corp. CVR#†	171,891	97,978
Security Description	Shares or Principal Amount	Value

Mining (continued)
Piedmont Lithium, Inc.#†	6,244	$ 360,029
PolyMet Mining Corp.†	10,508	31,524
United States Lime & Minerals, Inc.	729	101,316
Uranium Energy Corp.†	115,433	447,880
Ur-Energy, Inc.#†	75,298	99,393
		8,055,113
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.#†	31,418	67,235
Chase Corp.	2,714	257,830
EnPro Industries, Inc.	7,485	889,218
ESCO Technologies, Inc.	9,267	871,191
Fabrinet †	13,280	1,771,685
Federal Signal Corp.	21,481	1,043,762
Hillenbrand, Inc.	24,913	1,245,650
John Bean Technologies Corp.	11,375	1,044,907
LSB Industries, Inc.†	11,403	175,948
Materion Corp.	7,342	591,471
Myers Industries, Inc.	13,048	304,540
NL Industries, Inc.	3,007	20,448
Park Aerospace Corp.	7,046	93,219
Sight Sciences, Inc.†	7,742	86,478
Smith & Wesson Brands, Inc.	16,329	192,192
Sturm Ruger & Co., Inc.#	6,200	340,566
Trinity Industries, Inc.	29,544	904,933
		9,901,273
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	9,892	163,119
Office Furnishings — 0.1%
CompX International, Inc.	572	11,309
HNI Corp.	14,811	429,519
Interface, Inc.	21,062	228,102
Kimball International, Inc., Class B	13,002	93,094
Steelcase, Inc., Class A	31,296	248,177
		1,010,201
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	62,257	237,822
Xerox Holdings Corp.	41,118	670,634
		908,456
Oil & Gas — 3.9%
Amplify Energy Corp.†	12,826	106,199
Battalion Oil Corp.†	902	10,211
Berry Corp.	28,107	253,244
Borr Drilling, Ltd.†	70,139	327,549
Brigham Minerals, Inc., Class A	18,827	667,041
California Resources Corp.	27,318	1,239,691
Callon Petroleum Co.†	17,698	741,900
Chord Energy Corp.	14,940	2,278,798
Civitas Resources, Inc.	26,519	1,786,320
CNX Resources Corp.†	67,332	1,169,557
Comstock Resources, Inc.	32,964	604,889
Crescent Energy Co., Class A#	11,684	164,160
CVR Energy, Inc.	10,634	391,863
Delek US Holdings, Inc.	25,346	785,219
Denbury, Inc.†	18,022	1,617,655
Diamond Offshore Drilling, Inc.†	36,385	348,204
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A#†	16,127	255,452
Empire Petroleum Corp.†	3,634	49,858
Gulfport Energy Corp.†	4,026	326,468

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Helmerich & Payne, Inc.	36,968	$ 1,888,325
HighPeak Energy, Inc.#	2,424	58,128
Kosmos Energy, Ltd.†	162,362	1,079,707
Laredo Petroleum, Inc.†	6,066	387,193
Magnolia Oil & Gas Corp., Class A	60,000	1,564,800
Matador Resources Co.	40,479	2,686,186
Murphy Oil Corp.	53,003	2,501,742
Nabors Industries, Ltd.†	3,259	515,997
Noble Corp. PLC†	26,571	986,581
Northern Oil and Gas, Inc.	24,069	875,871
Par Pacific Holdings, Inc.†	17,583	411,970
Patterson-UTI Energy, Inc.	77,142	1,384,699
PBF Energy, Inc., Class A	34,812	1,384,473
Permian Resources Corp.	73,972	751,556
Ranger Oil Corp. Class A	7,159	311,918
Riley Exploration Permian, Inc.	3,737	121,490
Ring Energy, Inc.†	31,085	83,930
SandRidge Energy, Inc.†	11,427	233,111
SilverBow Resources, Inc.†	4,219	147,285
Sitio Royalties Corp.#	4,193	132,247
SM Energy Co.	43,556	1,877,699
Talos Energy, Inc.†	23,786	467,395
Tellurian, Inc.#†	183,470	493,534
VAALCO Energy, Inc.	38,209	197,923
Valaris, Ltd.†	21,907	1,446,081
Vertex Energy, Inc.#†	19,445	161,199
W&T Offshore, Inc.†	33,995	233,546
		35,508,864
Oil & Gas Services — 1.1%
Archrock, Inc.	48,679	423,994
Aris Water Solution, Inc., Class A#	7,917	125,247
Bristow Group, Inc.†	8,400	218,400
ChampionX Corp.	73,478	2,266,062
DMC Global, Inc.†	6,751	124,151
Dril-Quip, Inc.†	12,262	288,647
Expro Group Holdings NV†	27,876	484,206
Helix Energy Solutions Group, Inc.†	51,426	328,098
Liberty Energy, Inc.	51,338	848,617
National Energy Services Reunited Corp.†	13,715	87,639
Newpark Resources, Inc.†	31,015	124,370
NexTier Oilfield Solutions, Inc.†	63,157	643,570
NOW, Inc.†	39,662	494,982
Oceaneering International, Inc.†	35,965	546,308
Oil States International, Inc.†	22,633	152,773
ProFrac Holding Corp., Class A#†	4,953	116,792
ProPetro Holding Corp.†	31,409	344,871
RPC, Inc.	26,733	247,548
Select Energy Services, Inc., Class A	25,674	210,270
Solaris Oilfield Infrastructure, Inc., Class A	11,355	124,564
TETRA Technologies, Inc.†	44,758	170,528
Tidewater, Inc.†	15,335	466,184
US Silica Holdings, Inc.†	26,649	348,835
Weatherford International PLC†	25,417	1,103,098
		10,289,754
Packaging & Containers — 0.3%
Greif, Inc., Class A	9,289	653,110
Greif, Inc., Class B	1,938	145,621
Karat Packaging, Inc.	2,039	28,179
Matthews International Corp., Class A	10,744	340,155
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
O-I Glass, Inc.†	55,970	$ 918,468
Pactiv Evergreen, Inc.	15,543	180,921
Ranpak Holdings Corp.†	15,623	84,520
TriMas Corp.	15,061	411,918
UFP Technologies, Inc.†	2,457	294,963
		3,057,855
Pharmaceuticals — 2.6%
AbCellera Biologics, Inc.†	74,461	958,313
Aclaris Therapeutics, Inc.†	23,228	353,530
AdaptHealth Corp.†	25,969	579,368
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	19,622	591,407
Alector, Inc.†	22,360	189,836
Alkermes PLC†	58,627	1,452,777
Amneal Pharmaceuticals, Inc.†	37,029	94,794
Amphastar Pharmaceuticals, Inc.†	13,770	406,077
Amylyx Pharmaceuticals, Inc.†	12,675	486,340
Anika Therapeutics, Inc.†	5,241	165,301
Arvinas, Inc.†	17,490	717,790
Beachbody Co., Inc.†	37,633	26,343
BellRing Brands, Inc.†	47,422	1,181,282
Bioxcel Therapeutics, Inc.†	6,876	113,935
Catalyst Pharmaceuticals, Inc.†	34,450	577,727
Chimerix, Inc.†	30,273	65,692
Coherus Biosciences, Inc.†	26,482	181,667
Collegium Pharmaceutical, Inc.†	12,214	267,120
Contra Zogenix, Inc. CVR†(1)	21,827	14,842
Corcept Therapeutics, Inc.†	30,659	775,060
Eagle Pharmaceuticals, Inc.†	3,729	135,437
Embecta Corp.	20,929	688,983
Enanta Pharmaceuticals, Inc.†	7,042	308,369
Foghorn Therapeutics, Inc.†	7,225	48,769
Fulcrum Therapeutics, Inc.#†	12,278	84,104
Gelesis Holdings, Inc.†	5,630	2,083
Harmony Biosciences Holdings, Inc.†	9,428	563,512
Herbalife Nutrition, Ltd.†	35,220	617,054
Heron Therapeutics, Inc.#†	37,002	100,275
Heska Corp.†	3,471	223,359
Ironwood Pharmaceuticals, Inc.†	49,145	595,146
Jounce Therapeutics, Inc.†	15,150	13,332
KalVista Pharmaceuticals, Inc.†	8,801	47,437
Kura Oncology, Inc.†	22,813	359,761
Lyell Immunopharma, Inc.†	62,211	261,908
Madrigal Pharmaceuticals, Inc.†	4,577	320,893
MannKind Corp.#†	89,489	418,809
Mirum Pharmaceuticals, Inc.†	6,500	121,225
Morphic Holding, Inc.†	9,253	254,643
Nature's Sunshine Products, Inc.†	4,825	42,943
Ocugen, Inc.#†	76,959	120,056
Ocular Therapeutix, Inc.#†	27,705	82,284
Option Care Health, Inc.†	56,205	1,692,333
Outlook Therapeutics, Inc.#†	42,591	44,295
Owens & Minor, Inc.	26,536	546,907
Pacira BioSciences, Inc.†	16,154	779,431
PetIQ, Inc.†	9,848	116,896
Phibro Animal Health Corp., Class A	7,333	90,269
PMV Pharmaceuticals Inc#†	13,242	132,155
Prestige Consumer Healthcare, Inc.†	17,909	1,100,687
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	48,209
Prometheus Biosciences, Inc.†	11,007	452,498
Protagonist Therapeutics, Inc.†	16,544	130,863
Reata Pharmaceuticals, Inc., Class A#†	9,941	393,465

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Relmada Therapeutics, Inc.#†	9,848	$ 45,793
Revance Therapeutics, Inc.†	25,795	560,009
Senseonics Holdings, Inc.#†	164,709	182,827
Seres Therapeutics, Inc.†	25,334	164,671
SIGA Technologies, Inc.	16,936	155,472
Supernus Pharmaceuticals, Inc.†	17,621	647,043
Tricida, Inc.#†	11,972	2,873
USANA Health Sciences, Inc.†	4,039	222,307
Vanda Pharmaceuticals, Inc.†	19,959	217,753
Vaxcyte, Inc.†	24,263	1,117,554
Xeris Biopharma Holdings, Inc.†	47,603	71,405
Y-mAbs Therapeutics, Inc.†	13,200	59,004
		23,584,302
Pipelines — 0.3%
Equitrans Midstream Corp.	147,845	1,240,419
Excelerate Energy, Inc., Class A	6,670	189,161
Golar LNG, Ltd.†	36,300	910,041
Kinetik Holdings, Inc.#	6,353	216,193
NextDecade Corp.#†	11,598	62,977
		2,618,791
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	1,957	31,703
Real Estate — 0.6%
American Realty Investors, Inc.†	537	11,347
Angel Oak Mtg., Inc.#	4,289	31,310
Anywhere Real Estate, Inc.†	40,329	304,484
Compass, Inc., Class A#†	98,203	293,627
Cushman & Wakefield PLC†	57,167	652,847
Douglas Elliman, Inc.	27,179	111,978
eXp World Holdings, Inc.#	25,046	327,351
FRP Holdings, Inc.†	2,409	146,708
Kennedy-Wilson Holdings, Inc.	42,468	722,805
Legacy Housing Corp.†	3,145	55,100
Marcus & Millichap, Inc.	9,187	342,124
McGrath RentCorp	8,712	854,822
Newmark Group, Inc., Class A	50,936	431,937
Offerpad Solutions, Inc.#†	24,547	17,428
Radius Global Infrastructure, Inc., Class A†	27,593	349,327
RE/MAX Holdings, Inc., Class A	6,576	136,781
Redfin Corp.#†	38,217	204,843
RMR Group, Inc., Class A	5,503	159,092
St. Joe Co.	12,391	476,186
Stratus Properties, Inc.	2,120	51,516
Transcontinental Realty Investors, Inc.†	451	19,100
		5,700,713
REITS — 6.8%
Acadia Realty Trust	33,498	515,199
AFC Gamma, Inc.	5,685	99,374
Agree Realty Corp.	28,371	1,984,551
Alexander & Baldwin, Inc.	26,047	514,428
Alexander's, Inc.#	769	187,821
American Assets Trust, Inc.	17,757	520,103
Apartment Investment & Management Co., Class A	53,857	451,322
Apollo Commercial Real Estate Finance, Inc.	50,597	625,379
Apple Hospitality REIT, Inc.	77,368	1,319,898
Arbor Realty Trust, Inc.	59,388	883,693
Ares Commercial Real Estate Corp.	18,458	229,987
Armada Hoffler Properties, Inc.	24,132	293,204
ARMOUR Residential REIT, Inc.#	41,038	241,303
Security Description	Shares or Principal Amount	Value

REITS (continued)
Ashford Hospitality Trust, Inc.#†	12,369	$ 80,522
Blackstone Mtg. Trust, Inc., Class A	61,236	1,547,434
Bluerock Homes Trust, Inc.†	1,288	31,582
Braemar Hotels & Resorts, Inc.	24,614	90,826
Brandywine Realty Trust	61,037	421,766
BrightSpire Capital, Inc.	33,695	240,582
Broadmark Realty Capital, Inc.	46,820	190,557
Broadstone Net Lease, Inc.	59,992	1,018,064
BRT Apartments Corp.	4,324	89,204
CareTrust REIT, Inc.	34,726	687,575
CBL & Associates Properties, Inc.	9,574	292,007
Centerspace	5,522	356,169
Chatham Lodging Trust	17,237	230,459
Chimera Investment Corp.	83,619	572,790
City Office REIT, Inc.	14,653	144,918
Claros Mtg. Trust, Inc.	33,078	571,588
Clipper Realty, Inc.	4,304	32,624
Community Healthcare Trust, Inc.	8,526	300,627
Corporate Office Properties Trust	40,515	1,125,102
CTO Realty Growth, Inc.#	6,357	133,306
DiamondRock Hospitality Co.	75,429	709,787
Diversified Healthcare Trust	85,529	84,674
Dynex Capital, Inc.#	15,743	206,233
Easterly Government Properties, Inc.	32,786	519,330
Ellington Financial, Inc.	20,441	278,815
Elme Communities	31,437	621,195
Empire State Realty Trust, Inc., Class A	48,497	373,912
Equity Commonwealth	38,312	1,037,872
Essential Properties Realty Trust, Inc.	50,550	1,173,265
Farmland Partners, Inc.	17,445	231,670
Four Corners Property Trust, Inc.	29,218	792,977
Franklin BSP Realty Trust, Inc.#	30,273	441,986
Franklin Street Properties Corp.	35,507	103,680
Getty Realty Corp.	15,169	500,880
Gladstone Commercial Corp.	14,086	267,493
Gladstone Land Corp.#	11,589	238,038
Global Medical REIT, Inc.	21,946	221,655
Global Net Lease, Inc.	37,473	507,010
Granite Point Mtg. Trust, Inc.	18,670	119,675
Hersha Hospitality Trust Class A	11,294	108,761
Independence Realty Trust, Inc.	79,716	1,444,454
INDUS Realty Trust, Inc.#	1,921	122,944
Industrial Logistics Properties Trust	23,366	95,100
Innovative Industrial Properties, Inc.	9,987	1,210,524
InvenTrust Properties Corp.	24,367	626,476
Invesco Mtg. Capital, Inc.#	11,940	156,772
iStar, Inc.	24,555	197,177
Kite Realty Group Trust	78,351	1,786,403
KKR Real Estate Finance Trust, Inc.	20,537	339,887
Ladder Capital Corp.	40,853	453,468
LTC Properties, Inc.	14,372	564,676
LXP Industrial Trust	99,341	1,068,909
Macerich Co.	77,457	983,704
MFA Financial, Inc.	36,909	412,643
National Health Investors, Inc.	15,458	869,667
Necessity Retail REIT, Inc.	48,055	321,007
NETSTREIT Corp.	21,917	428,039
New York Mtg. Trust, Inc.	136,711	384,158
Nexpoint Real Estate Finance, Inc.	2,889	54,515
NexPoint Residential Trust, Inc.	8,139	391,405
Office Properties Income Trust	17,234	263,508
One Liberty Properties, Inc.	5,867	139,869

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Orchid Island Capital, Inc.#	12,797	$ 138,975
Orion Office REIT, Inc.	20,518	190,612
Outfront Media, Inc.	52,656	963,078
Paramount Group, Inc.	69,039	450,134
Pebblebrook Hotel Trust	46,710	777,721
PennyMac Mtg. Investment Trust#	32,580	497,497
Phillips Edison & Co., Inc.	42,131	1,357,882
Physicians Realty Trust	80,908	1,207,956
Piedmont Office Realty Trust, Inc., Class A	44,205	460,174
Plymouth Industrial REIT, Inc.	13,548	280,444
Postal Realty Trust, Inc., Class A#	6,362	98,547
PotlatchDeltic Corp.	28,615	1,367,511
Ready Capital Corp.	26,634	356,896
Redwood Trust, Inc.	41,958	331,468
Retail Opportunity Investments Corp.	43,367	661,347
RLJ Lodging Trust	57,679	699,069
RPT Realty	30,381	340,267
Ryman Hospitality Properties, Inc.	19,352	1,771,289
Sabra Health Care REIT, Inc.	83,004	1,071,582
Safehold, Inc.	11,567	341,449
Saul Centers, Inc.	4,246	183,003
Service Properties Trust	59,065	463,660
SITE Centers Corp.	70,042	951,871
STAG Industrial, Inc.	64,880	2,135,201
Summit Hotel Properties, Inc.	37,668	322,061
Sunstone Hotel Investors, Inc.	76,284	838,361
Tanger Factory Outlet Centers, Inc.	36,465	709,244
Terreno Realty Corp.	26,730	1,567,447
TPG RE Finance Trust, Inc.	24,788	183,679
Two Harbors Investment Corp.	31,059	509,368
UMH Properties, Inc.	17,807	313,581
Uniti Group, Inc.	85,337	650,268
Universal Health Realty Income Trust	4,608	241,874
Urban Edge Properties	41,146	647,227
Urstadt Biddle Properties, Inc., Class A	10,690	204,500
Veris Residential, Inc.†	30,975	497,458
Whitestone REIT	16,818	163,639
Xenia Hotels & Resorts, Inc.	41,134	634,286
		61,458,803
Retail — 4.6%
Abercrombie & Fitch Co., Class A†	17,846	427,947
Academy Sports & Outdoors, Inc.	29,755	1,502,032
American Eagle Outfitters, Inc.	55,442	877,092
America's Car-Mart, Inc.†	2,171	157,962
Arko Corp.	29,996	282,862
Asbury Automotive Group, Inc.†	7,966	1,494,581
Aspen Aerogels, Inc.†	11,056	133,335
Beacon Roofing Supply, Inc.†	18,474	1,078,697
Bed Bath & Beyond, Inc.†	28,659	97,441
Big 5 Sporting Goods Corp.#	7,715	95,743
Big Lots, Inc.#	10,202	198,939
Biglari Holdings, Inc., Class B†	265	38,123
BJ's Restaurants, Inc.†	8,154	261,580
Bloomin' Brands, Inc.	31,742	714,830
BlueLinx Holdings, Inc.†	3,236	224,578
Boot Barn Holdings, Inc.†	10,614	714,853
Brinker International, Inc.†	15,621	522,522
Buckle, Inc.	10,860	477,297
Build-A-Bear Workshop, Inc.	5,099	121,101
Caleres, Inc.	12,673	306,180
Cato Corp., Class A	6,452	67,101
Security Description	Shares or Principal Amount	Value

Retail (continued)
Cheesecake Factory, Inc.#	17,704	$ 620,348
Chico's FAS, Inc.†	44,030	258,456
Children's Place, Inc.†	4,605	163,477
Chuy's Holdings, Inc.†	6,779	214,827
Citi Trends, Inc.†	2,914	88,061
Clean Energy Fuels Corp.†	60,957	412,069
Conn's, Inc.†	4,692	46,732
Container Store Group, Inc.†	11,888	56,468
Cracker Barrel Old Country Store, Inc.	8,183	939,408
Dave & Buster's Entertainment, Inc.†	15,442	612,430
Denny's Corp.†	20,270	254,186
Designer Brands, Inc., Class A	20,166	308,540
Destination XL Group, Inc.†	20,934	139,420
Dillard's, Inc., Class A#	1,473	529,838
Dine Brands Global, Inc.	5,315	396,446
Duluth Holdings, Inc., Class B†	4,743	41,549
El Pollo Loco Holdings, Inc.	7,013	76,442
EVgo, Inc.#†	24,436	156,390
Express, Inc.#†	23,099	32,801
First Watch Restaurant Group, Inc.†	3,565	55,899
FirstCash Holdings, Inc.	13,880	1,302,777
Foot Locker, Inc.	29,386	1,169,563
Franchise Group, Inc.	9,902	257,947
Genesco, Inc.†	4,713	246,019
GMS, Inc.†	15,554	763,701
Group 1 Automotive, Inc.	5,499	1,063,177
GrowGeneration Corp.#†	20,640	140,146
Guess?, Inc.	12,242	254,144
Haverty Furniture Cos., Inc.#	5,301	167,141
Hibbett, Inc.	4,620	307,969
Jack in the Box, Inc.	7,615	550,564
JOANN, Inc.	3,964	19,939
Kura Sushi USA, Inc., Class A†	1,663	109,259
La-Z-Boy, Inc.	15,458	420,921
LL Flooring Holdings, Inc.†	10,358	70,538
MarineMax, Inc.†	7,605	251,193
Movado Group, Inc.	5,554	178,783
Murphy USA, Inc.	7,774	2,299,627
National Vision Holdings, Inc.†	28,212	1,141,458
Noodles & Co.†	14,706	81,030
Nu Skin Enterprises, Inc., Class A	17,956	748,945
ODP Corp.†	15,281	735,475
ONE Group Hospitality, Inc.†	8,114	53,471
OneWater Marine, Inc., Class A†	4,054	132,525
Papa John's International, Inc.	11,729	976,557
Party City Holdco, Inc.#†	39,208	27,838
Patrick Industries, Inc.	7,895	441,567
PC Connection, Inc.	4,045	224,700
PetMed Express, Inc.#	7,257	143,689
Portillo's, Inc., Class A†	8,403	169,657
PriceSmart, Inc.	8,848	628,562
Qurate Retail, Inc., Series A†	125,899	295,863
Rite Aid Corp.†	19,619	99,468
Rush Enterprises, Inc., Class A	15,268	786,760
Rush Enterprises, Inc., Class B	2,357	124,897
Ruth's Hospitality Group, Inc.	11,559	202,398
Sally Beauty Holdings, Inc.†	38,513	452,913
Shake Shack, Inc., Class A†	13,484	709,258
Shoe Carnival, Inc.	6,205	163,874
Signet Jewelers, Ltd.	16,466	1,070,290
Sonic Automotive, Inc., Class A	7,168	380,908
Sportsman's Warehouse Holdings, Inc.†	15,632	153,506
Sweetgreen, Inc., Class A#†	31,511	451,553

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Texas Roadhouse, Inc.	24,113	$ 2,394,903
Tile Shop Holdings, Inc.†	13,084	54,953
Tilly's, Inc., Class A	8,129	77,226
TravelCenters of America, Inc.†	4,539	232,170
Volta, Inc.#†	43,937	21,630
Warby Parker, Inc., Class A†	30,012	511,104
Wingstop, Inc.	10,780	1,784,198
Winmark Corp.	1,012	242,880
World Fuel Services Corp.	22,050	627,322
Zumiez, Inc.†	5,626	130,805
		41,246,344
Savings & Loans — 1.0%
Axos Financial, Inc.†	20,610	826,667
Banc of California, Inc.	18,950	321,582
Berkshire Hills Bancorp, Inc.	15,837	493,798
Brookline Bancorp, Inc.	27,021	384,239
Capitol Federal Financial, Inc.	46,755	391,339
Flushing Financial Corp.	10,223	213,252
Greene County Bancorp, Inc.	1,217	92,821
Hingham Institution for Savings	525	154,077
Home Bancorp, Inc.	2,627	112,908
HomeTrust Bancshares, Inc.	5,114	130,918
Northfield Bancorp, Inc.	15,560	248,182
Northwest Bancshares, Inc.	43,694	668,081
OceanFirst Financial Corp.	20,874	487,617
Pacific Premier Bancorp, Inc.	33,716	1,245,806
Provident Financial Services, Inc.	26,293	592,381
Southern Missouri Bancorp, Inc.	2,827	146,608
Washington Federal, Inc.	23,304	821,932
Waterstone Financial, Inc.	6,933	116,128
WSFS Financial Corp.	22,726	1,102,438
		8,550,774
Semiconductors — 2.4%
ACM Research, Inc., Class A†	17,239	156,185
Alpha & Omega Semiconductor, Ltd.†	7,918	277,763
Ambarella, Inc.†	13,099	971,946
Amkor Technology, Inc.	36,494	1,022,562
Arteris, Inc.†	6,242	30,898
Atomera, Inc.#†	7,416	63,258
Axcelis Technologies, Inc.†	11,750	938,355
AXT, Inc.†	14,590	77,473
CEVA, Inc.†	8,216	223,229
Cohu, Inc.†	17,274	618,755
Diodes, Inc.†	16,008	1,476,418
FormFactor, Inc.†	27,725	639,616
Impinj, Inc.†	7,558	964,023
Kulicke & Soffa Industries, Inc.	20,526	984,222
MACOM Technology Solutions Holdings, Inc.†	18,178	1,248,647
MaxLinear, Inc.†	26,156	957,310
Onto Innovation, Inc.†	17,828	1,425,349
Ouster, Inc.#†	51,374	60,621
Photronics, Inc.†	21,551	405,159
Power Integrations, Inc.	20,394	1,641,309
Rambus, Inc.†	39,420	1,512,940
Rockley Photonics Holdings, Ltd.#†	36,651	7,697
Semtech Corp.†	22,760	699,642
Silicon Laboratories, Inc.†	12,212	1,776,113
SiTime Corp.†	5,827	614,515
SkyWater Technology, Inc.#†	3,927	38,759
SMART Global Holdings, Inc.†	17,663	298,681
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Synaptics, Inc.†	14,265	$ 1,511,662
Ultra Clean Holdings, Inc.†	16,239	578,595
Veeco Instruments, Inc.†	18,243	362,671
		21,584,373
Software — 4.8%
1Life Healthcare, Inc.†	64,839	1,101,615
8x8, Inc.#†	42,982	183,963
ACI Worldwide, Inc.†	41,185	860,766
ACV Auctions, Inc., Class A†	41,482	366,701
Adeia, Inc.	37,474	414,088
Agilysys, Inc.†	7,125	473,100
Alignment Healthcare, Inc.†	30,330	403,389
Alkami Technology, Inc.†	12,896	162,103
Allscripts Healthcare Solutions, Inc.†	39,286	744,077
Altair Engineering, Inc., Class A†	18,689	917,069
American Software, Inc., Class A	12,913	191,242
Amplitude, Inc., Class A#†	20,106	287,918
Apollo Medical Holdings, Inc.†	13,997	398,355
Appfolio, Inc., Class A†	6,850	781,516
Appian Corp., Class A†	14,396	547,480
Asana, Inc., Class A#†	26,481	480,895
Avaya Holdings Corp.#†	30,695	29,651
AvePoint, Inc.†	46,311	218,588
Avid Technology, Inc.†	12,875	361,530
AvidXchange Holdings, Inc.†	52,712	454,377
Bandwidth, Inc., Class A†	8,338	190,607
Benefitfocus, Inc.†	9,274	96,171
BigCommerce Holdings, Inc., Series 1†	23,060	199,238
Blackbaud, Inc.†	16,702	989,928
Blackline, Inc.†	19,862	1,344,459
Blend Labs, Inc., Class A#†	66,520	87,806
Box, Inc., Class A†	50,281	1,380,213
Brightcove, Inc.†	14,795	81,816
BTRS Holdings, Inc.†	36,066	341,545
C3.ai, Inc., Class A#†	24,747	321,958
Cardlytics, Inc.†	11,483	51,559
Cerence, Inc.†	14,131	289,827
Clear Secure, Inc., Class A#	22,372	695,322
CommVault Systems, Inc.†	16,010	1,056,660
Computer Programs & Systems, Inc.†	5,128	151,789
Consensus Cloud Solutions, Inc.†	5,748	326,429
CS Disco, Inc.†	7,995	62,521
CSG Systems International, Inc.	11,385	704,048
Cvent Holding Corp.†	16,275	91,140
Daily Journal Corp.†	435	119,625
Digi International, Inc.†	12,287	521,829
Digimarc Corp.#†	4,916	109,528
Digital Turbine, Inc.†	33,764	616,531
DigitalOcean Holdings, Inc.†	25,080	748,136
Domo, Inc., Class B†	10,924	156,213
Donnelley Financial Solutions, Inc.†	9,304	355,227
Duck Creek Technologies, Inc.†	27,772	310,769
Duolingo, Inc.†	8,465	589,757
E2open Parent Holdings, Inc.†	71,637	421,942
Ebix, Inc.	9,477	179,968
eGain Corp.†	7,582	66,722
Enfusion, Inc., Class A†	9,355	89,340
EngageSmart, Inc.†	12,548	212,940
Envestnet, Inc.†	19,768	1,166,707
Everbridge, Inc.†	14,234	464,598
EverCommerce, Inc.†	8,685	57,929
Evolent Health, Inc., Class A†	29,477	848,643

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Faraday Future Intelligent Electric, Inc.#†	35,711	$ 11,467
Fastly, Inc., Class A†	40,122	387,578
ForgeRock, Inc., Class A#†	10,876	236,553
Health Catalyst, Inc.†	19,723	206,697
Hims & Hers Health, Inc.†	43,638	270,119
HireRight Holdings Corp.#†	7,624	96,596
IBEX Holdings, Ltd.†	2,031	52,420
Inspired Entertainment, Inc.†	7,759	94,970
Instructure Holdings, Inc.†	6,222	156,234
Intapp, Inc.†	5,117	118,254
IonQ, Inc.#†	42,725	220,461
Kaleyra, Inc.#†	10,337	12,094
Latch, Inc.#†	39,079	35,089
LivePerson, Inc.†	25,294	296,952
LiveVox Holdings, Inc.#†	8,129	18,372
Loyalty Ventures, Inc.#†	7,212	17,381
Matterport, Inc.†	79,546	250,570
MeridianLink, Inc.†	8,265	121,330
MicroStrategy, Inc., Class A#†	3,383	670,138
Model N, Inc.†	13,183	512,555
Momentive Global, Inc.†	46,858	371,584
N-able, Inc.†	24,517	275,326
NextGen Healthcare, Inc.†	20,357	423,426
Nutex Health, Inc.†	13,943	21,612
Olo, Inc., Class A†	32,335	229,902
ON24, Inc.†	14,958	114,429
Outbrain, Inc.#†	13,899	53,928
Outset Medical, Inc.†	17,236	363,335
PagerDuty, Inc.†	30,595	680,433
PDF Solutions, Inc.†	10,689	335,314
Pear Therapeutics, Inc.#†	24,639	45,582
Phreesia, Inc.†	17,659	491,273
Playstudios, Inc.†	28,493	119,101
Porch Group, Inc.#†	29,013	59,186
PowerSchool Holdings, Inc., Class A†	16,398	334,683
Privia Health Group, Inc.†	16,043	383,909
Progress Software Corp.	15,720	838,190
PROS Holdings, Inc.†	14,726	350,773
PubMatic, Inc., Class A#†	15,350	240,534
Rackspace Technology, Inc.#†	20,709	101,060
Red Violet, Inc.#†	3,456	78,797
Sapiens International Corp. NV	11,050	215,033
Schrodinger, Inc.†	19,405	349,290
Sharecare, Inc.#†	105,860	202,193
Simulations Plus, Inc.	5,615	227,913
Skillsoft Corp.#†	29,187	56,039
Skillz, Inc.#†	112,999	110,615
SolarWinds Corp.†	17,363	151,753
Sprout Social, Inc., Class A†	16,524	979,873
SPS Commerce, Inc.†	13,041	1,855,213
Sumo Logic, Inc.†	40,774	309,882
Upland Software, Inc.†	10,475	78,981
UserTesting, Inc.#†	17,011	126,222
Verint Systems, Inc.†	22,880	899,870
Veritone, Inc.#†	11,247	75,805
Verra Mobility Corp.†	51,525	816,671
Viant Technology, Inc., Class A†	5,100	19,482
Vimeo, Inc.†	51,478	220,326
Weave Communications, Inc.†	11,237	44,274
WM Technology, Inc.#†	26,682	31,218
Workiva, Inc.†	17,144	1,381,121
Yext, Inc.†	40,946	218,242
Security Description	Shares or Principal Amount	Value

Software (continued)
Zeta Global Holdings Corp. Class A†	39,291	$ 329,259
Zuora, Inc., Class A†	43,733	335,869
		43,611,214
Telecommunications — 1.7%
A10 Networks, Inc.	23,700	443,427
ADTRAN Holdings, Inc.	25,294	512,709
Anterix, Inc.†	6,618	225,012
ATN International, Inc.	3,932	190,348
Aviat Networks, Inc.†	3,970	124,896
Calix, Inc.†	20,413	1,455,447
Cambium Networks Corp.†	4,130	87,928
Casa Systems, Inc.†	12,717	34,845
Clearfield, Inc.†	4,157	547,144
CommScope Holding Co., Inc.†	73,751	654,909
Consolidated Communications Holdings, Inc.†	26,711	123,405
Credo Technology Group Holding, Ltd.†	34,665	482,883
Cyxtera Technologies, Inc.†	13,266	26,001
DigitalBridge Group, Inc.	58,284	841,038
DZS, Inc.†	6,332	74,844
EchoStar Corp., Class A†	12,088	210,331
Extreme Networks, Inc.†	45,410	952,248
Globalstar, Inc.†	245,994	467,389
Gogo, Inc.†	17,987	282,216
Harmonic, Inc.†	33,097	507,708
IDT Corp., Class B†	5,290	147,856
Infinera Corp.†	68,066	459,445
Inseego Corp.#†	30,984	39,350
InterDigital, Inc.	10,678	535,715
Iridium Communications, Inc.†	45,801	2,432,033
KORE Group Holdings, Inc.#†	12,617	30,028
Maxar Technologies, Inc.	26,448	640,042
NETGEAR, Inc.†	10,181	200,871
Ondas Holdings, Inc.#†	12,793	33,134
Ooma, Inc.†	8,236	129,717
Planet Labs PBC#†	55,908	302,462
Preformed Line Products Co.	899	84,812
Ribbon Communications, Inc.†	25,999	65,777
Shenandoah Telecommunications Co.	17,415	339,070
Starry Group Holdings, Inc., Class A†	8,551	1,608
Telephone & Data Systems, Inc.	36,261	382,191
Terran Orbital Corp.†	8,611	20,322
United States Cellular Corp.†	5,368	114,124
Viavi Solutions, Inc.†	81,842	927,270
		15,130,555
Textiles — 0.1%
UniFirst Corp.	5,384	1,043,204
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	11,446	108,737
Vinco Ventures, Inc.†	81,818	54,867
		163,604
Transportation — 1.8%
Air Transport Services Group, Inc.†	21,240	595,570
ArcBest Corp.	8,793	727,797
Ardmore Shipping Corp.†	12,534	189,013
Atlas Air Worldwide Holdings, Inc.†	10,072	1,014,955
Costamare, Inc.	18,996	183,121
Covenant Logistics Group, Inc.	3,634	139,509

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
CryoPort, Inc.†	15,726	$ 310,588
Daseke, Inc.†	14,638	85,339
DHT Holdings, Inc.	49,251	498,913
Dorian LPG, Ltd.	11,043	215,007
Eagle Bulk Shipping, Inc.	4,826	248,298
FLEX LNG, Ltd.#	10,253	385,718
Forward Air Corp.	9,667	1,086,281
Frontline, Ltd.#	44,841	620,151
Genco Shipping & Trading, Ltd.	13,184	195,519
Golden Ocean Group, Ltd.	44,144	372,575
Heartland Express, Inc.	16,798	281,198
Hub Group, Inc., Class A†	12,084	1,016,869
International Seaways, Inc.	17,718	763,291
Marten Transport, Ltd.	20,970	446,871
Matson, Inc.	13,863	883,905
Nordic American Tankers, Ltd.	71,293	258,081
P.A.M. Transportation Services, Inc.†	2,371	66,459
Radiant Logistics, Inc.†	13,625	72,757
Safe Bulkers, Inc.	26,348	75,092
Saia, Inc.†	9,552	2,326,772
Scorpio Tankers, Inc.	17,537	894,738
SFL Corp., Ltd.	41,301	404,337
Teekay Corp.†	25,095	111,673
Teekay Tankers, Ltd., Class A†	8,220	277,343
Universal Logistics Holdings, Inc.	2,583	98,076
Werner Enterprises, Inc.	22,785	1,002,084
		15,847,900
Trucking & Leasing — 0.2%
GATX Corp.	12,768	1,439,592
Greenbrier Cos., Inc.	11,449	439,527
		1,879,119
Water — 0.5%
American States Water Co.	13,275	1,300,817
Artesian Resources Corp., Class A	2,954	161,170
California Water Service Group	19,515	1,267,109
Global Water Resources, Inc.	4,893	62,532
Middlesex Water Co.	6,244	583,502
SJW Group	9,714	725,539
York Water Co.	5,101	233,065
		4,333,734
Total Common Stocks (cost $759,083,879)		878,011,585
WARRANTS — 0.0%
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	57,851
Chord Energy Corp. Expires 09/01/2025†	1,151	23,699
Nabors Industries, Ltd. Expires 06/11/2026†	1,334	38,686
Total Warrants (cost $0)		120,236
Total Long-Term Investment Securities (cost $759,083,879)		878,131,821
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(2)(3)	26,035,022	$ 26,035,022
U.S. Government — 0.3%
United States Treasury Bills
3.09%, 08/10/2023(4)	$ 2,500,000	2,423,070
3.97%, 10/05/2023(4)	100,000	96,163
		2,519,233
Total Short-Term Investments (cost $28,577,498)		28,554,255
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $19,087,522 and collateralized by $20,873,600 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $19,468,702 (cost $19,086,923)	19,086,923	19,086,923
TOTAL INVESTMENTS (cost $806,748,300)(5)	102.7%	925,772,999
Other assets less liabilities	(2.7)	(24,016,546)
NET ASSETS	100.0%	$901,756,453
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2022.
(3)	At November 30, 2022, the Fund had loaned securities with a total value of $39,356,339. This was secured by collateral of $26,035,022, which was received in cash and subsequently invested in short-term investments currently valued at $26,035,022 as reported in the Portfolio of Investments. Additional collateral of $13,671,851 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
Government National Mtg. Assoc.	1.75% to 2.50%	11/20/2051 to 02/20/2052	$ 75,824
United States Treasury Bills	0.00%	12/15/2022 to 04/20/2023	787,308
United States Treasury Notes/Bonds	0.13% to 6.62%	12/31/2022 to 05/15/2052	12,808,719
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.
CVR—Contingent Value Rights

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
244	Long	E-Mini Russell 2000 Index	December 2022	$22,677,863	$23,027,500	$349,637
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 59,280,955	$ —	$ 754	$ 59,281,709
Medical - Biomedical/Gene	—	—	1,348	1,348
Oil & Gas	35,508,864	—	0	35,508,864
Pharmaceuticals	23,521,251	—	63,051	23,584,302
Therapeutics	—	—	0	0
Other Industries	759,635,362	—	—	759,635,362
Warrants	120,236	—	—	120,236
Short-Term Investments:
U.S. Government	—	2,519,233	—	2,519,233
Other Short-Term Investments	26,035,022	—	—	26,035,022
Repurchase Agreements	—	19,086,923	—	19,086,923
Total Investments at Value	$904,101,690	$21,606,156	$65,153	$925,772,999
Other Financial Instruments:†
Futures Contracts	$ 349,637	$ —	$ —	$ 349,637
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Chemicals	9.9%
Banks	7.1
Oil & Gas	6.5
Commercial Services	6.0
Building Materials	5.9
Household Products/Wares	5.9
Insurance	5.8
Metal Fabricate/Hardware	5.5
Food	4.8
Machinery-Diversified	4.8
Short-Term Investments	4.6
Retail	3.7
REITS	3.6
Packaging & Containers	3.0
Hand/Machine Tools	2.7
Healthcare-Products	2.3
Pharmaceuticals	2.1
Computers	2.1
Electrical Components & Equipment	1.8
Auto Parts & Equipment	1.7
Miscellaneous Manufacturing	1.4
Electronics	1.2
Investment Companies	1.1
Transportation	1.1
Beverages	0.9
Diversified Financial Services	0.9
Software	0.8
Apparel	0.8
Electric	0.8
Oil & Gas Services	0.6
Media	0.4
Environmental Control	0.2
Machinery-Construction & Mining	0.1
Energy-Alternate Sources	0.1
Telecommunications	0.1
Housewares	0.1
100.4%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.8%
Apparel — 0.8%
Delta Apparel, Inc.†	25,888	$ 341,722
Levi Strauss & Co., Class A#	8,042	132,934
Steven Madden, Ltd.	31,124	1,075,023
Urban Outfitters, Inc.†	4,807	139,114
		1,688,793
Auto Parts & Equipment — 1.7%
Douglas Dynamics, Inc.	78,568	3,057,867
Holley, Inc.#†	240,018	657,649
		3,715,516
Banks — 7.1%
Associated Banc-Corp	76,578	1,883,819
CVB Financial Corp.	24,097	691,102
First Hawaiian, Inc.	42,424	1,126,357
Hancock Whitney Corp.	44,589	2,445,261
Renasant Corp.	45,324	1,847,860
SouthState Corp.	26,137	2,296,135
UMB Financial Corp.	58,981	5,044,055
		15,334,589
Beverages — 0.9%
Primo Water Corp.	128,056	2,004,076
Building Materials — 5.9%
Eagle Materials, Inc.	43,532	5,935,153
Griffon Corp.	60,190	2,125,309
JELD-WEN Holding, Inc.†	28,103	290,585
Simpson Manufacturing Co., Inc.	26,852	2,498,578
UFP Industries, Inc.	23,900	1,956,454
		12,806,079
Chemicals — 9.9%
Avient Corp.	136,027	4,707,894
Diversey Holdings, Ltd.†	82,385	423,459
Ecovyst, Inc.†	161,199	1,497,539
Element Solutions, Inc.	21,172	414,124
Innospec, Inc.	69,233	7,677,247
Mativ Holdings, Inc.	134,009	2,783,367
Minerals Technologies, Inc.	9,799	590,782
NewMarket Corp.	9,979	3,153,564
		21,247,976
Commercial Services — 6.0%
API Group Corp.†	137,100	2,635,062
CBIZ, Inc.†	48,998	2,432,751
Custom Truck One Source, Inc.†	188,860	1,291,802
Ennis, Inc.	53,993	1,254,257
Euronet Worldwide, Inc.†	5,972	555,097
GXO Logistics, Inc.†	16,923	793,012
Korn Ferry	45,122	2,573,308
Viad Corp.†	43,270	1,281,225
		12,816,514
Computers — 2.1%
Kyndryl Holdings, Inc.†	119,891	1,403,923
Maximus, Inc.	25,116	1,765,655
Parsons Corp.†	28,136	1,392,732
		4,562,310
Diversified Financial Services — 0.9%
Air Lease Corp.	41,747	1,612,269
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
GlassBridge Enterprises, Inc.†	292	$ 13,140
Westwood Holdings Group, Inc.	26,724	321,223
		1,946,632
Electric — 0.8%
Hawaiian Electric Industries, Inc.	39,314	1,615,019
Electrical Components & Equipment — 1.8%
Belden, Inc.	48,566	3,906,649
Electronics — 1.2%
Atkore, Inc.†	20,676	2,525,573
Energy-Alternate Sources — 0.1%
Alto Ingredients, Inc.†	82,987	289,625
Environmental Control — 0.2%
Harsco Corp.†	47,864	358,023
Food — 4.8%
J&J Snack Foods Corp.	41,332	6,779,275
Nomad Foods, Ltd.†	139,139	2,433,541
Tootsie Roll Industries, Inc.	23,873	1,073,091
		10,285,907
Hand/Machine Tools — 2.7%
Franklin Electric Co., Inc.	69,589	5,796,764
Healthcare-Products — 2.3%
Azenta, Inc.	34,111	2,053,823
Patterson Cos., Inc.	49,531	1,408,662
Varex Imaging Corp.†	68,707	1,459,337
		4,921,822
Household Products/Wares — 5.9%
ACCO Brands Corp.	159,364	887,658
Central Garden & Pet Co.†	36,118	1,482,644
Central Garden & Pet Co., Class A†	51,269	2,003,080
Helen of Troy, Ltd.†	23,308	2,296,770
Quanex Building Products Corp.	114,047	2,710,897
Spectrum Brands Holdings, Inc.	63,004	3,356,223
		12,737,272
Housewares — 0.1%
Tupperware Brands Corp.†	53,736	248,798
Insurance — 5.8%
CNO Financial Group, Inc.	15,810	371,219
Doma Holdings, Inc.#†	36,452	14,399
Enstar Group, Ltd.†	13,413	2,923,900
Hanover Insurance Group, Inc.	22,528	3,318,374
Jackson Financial, Inc., Class A	51,650	1,929,128
National Western Life Group, Inc., Class A	2,949	621,649
ProAssurance Corp.	51,365	1,026,786
Stewart Information Services Corp.	53,693	2,376,452
		12,581,907
Investment Companies — 1.1%
MidCap Financial Investment Corp.#	82,596	1,023,364
New Mountain Finance Corp.#	106,244	1,356,736
		2,380,100
Machinery-Construction & Mining — 0.1%
Babcock & Wilcox Enterprises, Inc.†	69,888	318,689
Machinery-Diversified — 4.8%
Alamo Group, Inc.	8,627	1,298,363
Columbus McKinnon Corp.	41,238	1,329,101
CSW Industrials, Inc.	35,623	4,308,602

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Enovis Corp.†	13,917	$ 753,327
Kadant, Inc.	12,974	2,504,501
NN, Inc.†	38,481	73,499
		10,267,393
Media — 0.4%
DallasNews Corp.	18,100	79,459
Thryv Holdings, Inc.†	36,652	702,985
		782,444
Metal Fabricate/Hardware — 5.5%
Hillman Solutions Corp.†	241,869	1,925,277
Janus International Group, Inc.†	105,800	1,158,510
Mayville Engineering Co., Inc.†	64,863	828,949
Mueller Industries, Inc.	116,418	8,006,066
		11,918,802
Miscellaneous Manufacturing — 1.4%
Hillenbrand, Inc.	26,233	1,311,650
Myers Industries, Inc.	70,581	1,647,361
		2,959,011
Oil & Gas — 6.5%
Berry Corp.	88,143	794,168
Callon Petroleum Co.†	19,272	807,882
Chord Energy Corp.	14,370	2,191,856
Magnolia Oil & Gas Corp., Class A	99,035	2,582,833
Northern Oil and Gas, Inc.	35,791	1,302,435
Patterson-UTI Energy, Inc.	195,722	3,513,210
Southwestern Energy Co.†	393,367	2,722,100
		13,914,484
Oil & Gas Services — 0.6%
Forum Energy Technologies, Inc.†	10,077	292,838
Liberty Energy, Inc.	66,176	1,093,889
		1,386,727
Packaging & Containers — 3.0%
Matthews International Corp., Class A	8,512	269,490
Silgan Holdings, Inc.	70,341	3,721,039
TriMas Corp.	86,519	2,366,294
		6,356,823
Pharmaceuticals — 2.1%
Owens & Minor, Inc.	54,663	1,126,605
Perrigo Co. PLC	23,648	762,175
Premier, Inc., Class A	27,835	928,297
Prestige Consumer Healthcare, Inc.†	29,192	1,794,140
		4,611,217
REITS — 3.6%
AGNC Investment Corp.	167,615	1,674,474
Apollo Commercial Real Estate Finance, Inc.	101,864	1,259,039
Elme Communities	61,653	1,218,263
New York Mtg. Trust, Inc.	486,393	1,366,765
Two Harbors Investment Corp.	136,780	2,243,192
		7,761,733
Security Description	Shares or Principal Amount	Value

Retail — 3.7%
Denny's Corp.†	184,381	$ 2,312,138
Dine Brands Global, Inc.	38,705	2,887,006
Franchise Group, Inc.	19,584	510,163
Jack in the Box, Inc.	31,543	2,280,559
		7,989,866
Software — 0.8%
Concentrix Corp.	6,552	801,834
E2open Parent Holdings, Inc.#†	128,821	758,755
Synchronoss Technologies, Inc.†	185,801	172,795
		1,733,384
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Telecommunications — 0.1%
AST SpaceMobile, Inc.†	49,165	283,682
Transportation — 1.1%
Nordic American Tankers, Ltd.	147,097	532,491
Werner Enterprises, Inc.	41,169	1,810,613
		2,343,104
Total Long-Term Investment Securities (cost $187,676,373)		206,397,303
SHORT-TERM INVESTMENTS — 4.6%
Unaffiliated Investment Companies — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(2)	9,295,193	9,295,193
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(2)(3)	720,224	720,224
Total Short-Term Investments (cost $10,015,417)		10,015,417
TOTAL INVESTMENTS (cost $197,691,790)(4)	100.4%	216,412,720
Other assets less liabilities	(0.4)	(938,154)
NET ASSETS	100.0%	$215,474,566
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2022.
(3)	At November 30, 2022, the Fund had loaned securities with a total value of $815,121. This was secured by collateral of $720,224, which was received in cash and subsequently invested in short-term investments currently valued at $720,224 as reported in the Portfolio of Investments. Additional collateral of $127,582 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Notes/Bonds	0.13% to 3.00%	06/30/2023 to 11/15/2029	$127,582
(4)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Special Purpose Acquisition Company	$ —	$—	$ 0	$ 0
Other Industries	206,397,303	—	—	206,397,303
Short-Term Investments	10,015,417	—	—	10,015,417
Total Investments at Value	$216,412,720	$—	$ 0	$216,412,720
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Value Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Banks	17.3%
REITS	11.5
Biotechnology	6.7
Commercial Services	5.8
Retail	4.1
Diversified Financial Services	3.2
Software	3.0
Oil & Gas	2.9
Electric	2.5
Insurance	2.5
Transportation	2.4
Savings & Loans	2.3
Pharmaceuticals	2.1
Gas	1.9
Repurchase Agreements	1.8
Distribution/Wholesale	1.8
Semiconductors	1.7
Home Builders	1.6
Electronics	1.4
Telecommunications	1.4
Building Materials	1.4
Healthcare-Products	1.3
Oil & Gas Services	1.2
Engineering & Construction	1.2
Media	1.1
Electrical Components & Equipment	1.0
Iron/Steel	0.9
Chemicals	0.9
Office/Business Equipment	0.9
Entertainment	0.8
Computers	0.8
Agriculture	0.8
Coal	0.7
Household Products/Wares	0.7
Home Furnishings	0.7
Machinery-Construction & Mining	0.6
Food	0.6
Short-Term Investments	0.5
Trucking & Leasing	0.5
Healthcare-Services	0.5
Auto Parts & Equipment	0.5
Miscellaneous Manufacturing	0.5
Machinery-Diversified	0.5
Internet	0.4
Mining	0.4
Energy-Alternate Sources	0.4
Metal Fabricate/Hardware	0.4
Apparel	0.3
Cosmetics/Personal Care	0.3
Real Estate	0.3
Auto Manufacturers	0.3
Packaging & Containers	0.3
Airlines	0.2
Water	0.2
Office Furnishings	0.2
Advertising	0.1
Lodging	0.1
Environmental Control	0.1
100.5%
*	Calculated as a percentage of net assets

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Advertising — 0.1%
Entravision Communications Corp., Class A	111,626	$ 620,641
Agriculture — 0.8%
Andersons, Inc.	35,300	1,359,050
Darling Ingredients, Inc.†	44,100	3,167,703
		4,526,753
Airlines — 0.2%
Hawaiian Holdings, Inc.†	27,400	380,860
SkyWest, Inc.†	49,800	918,810
		1,299,670
Apparel — 0.3%
Deckers Outdoor Corp.†	3,000	1,196,640
Kontoor Brands, Inc.#	8,400	364,980
Wolverine World Wide, Inc.	19,700	220,640
		1,782,260
Auto Manufacturers — 0.3%
Wabash National Corp.	66,000	1,654,620
Auto Parts & Equipment — 0.5%
Adient PLC†	26,000	1,012,440
American Axle & Manufacturing Holdings, Inc.†	21,500	223,815
Dana, Inc.	26,100	459,621
Goodyear Tire & Rubber Co.†	105,904	1,188,243
		2,884,119
Banks — 17.3%
1st Source Corp.	4,127	235,652
Amalgamated Financial Corp.	15,600	416,052
American National Bankshares, Inc.	2,800	107,996
Ameris Bancorp	39,876	2,108,643
Associated Banc-Corp	44,200	1,087,320
Atlantic Union Bankshares Corp.	33,800	1,205,646
Bancorp, Inc.†	11,500	344,655
Bank of N.T. Butterfield & Son, Ltd.	38,418	1,336,946
BankUnited, Inc.	4,500	165,240
Banner Corp.	9,300	656,766
Bar Harbor Bankshares	4,500	136,215
BayCom Corp.	4,100	77,736
Bridgewater Bancshares, Inc.†	19,100	368,057
Business First Bancshares, Inc.	31,700	745,584
Byline Bancorp, Inc.	54,600	1,244,334
Cadence Bank	53,250	1,535,730
Capital Bancorp, Inc.	4,200	104,244
Capital City Bank Group, Inc.	11,700	411,840
Capstar Financial Holdings, Inc.	66,089	1,182,993
Cathay General Bancorp	13,690	636,174
Central Pacific Financial Corp.	20,900	442,871
Civista Bancshares, Inc.	7,600	173,736
Colony Bankcorp, Inc.	2,600	35,646
Columbia Banking System, Inc.	39,400	1,341,964
Community Bank System, Inc.	11,080	721,751
Community Trust Bancorp, Inc.	18,518	887,197
ConnectOne Bancorp, Inc.	91,285	2,395,318
CrossFirst Bankshares, Inc.†	4,000	55,480
Customers Bancorp, Inc.†	50,300	1,623,181
CVB Financial Corp.	113,900	3,266,652
Dime Community Bancshares, Inc.	15,972	569,721
Eastern Bankshares, Inc.	95,600	1,874,716
Enterprise Financial Services Corp.	30,259	1,583,756
Equity Bancshares, Inc., Class A	8,300	303,448
Esquire Financial Holdings, Inc.	1,400	62,776
Security Description	Shares or Principal Amount	Value

Banks (continued)
Farmers National Banc Corp.	1,706	$ 25,948
FB Financial Corp.	13,826	591,891
Financial Institutions, Inc.	23,100	584,892
First Bancorp	11,100	539,793
First BanCorp/Puerto Rico	201,500	3,099,070
First Bancshares, Inc.	8,900	304,291
First Business Financial Services, Inc.	1,452	55,641
First Citizens BancShares, Inc., Class A	1,625	1,326,747
First Commonwealth Financial Corp.	105,800	1,557,376
First Financial Corp.	30,300	1,456,521
First Foundation, Inc.	18,100	253,581
First Horizon Corp.	17,308	430,104
First Internet Bancorp	18,900	490,644
First Interstate BancSystem, Inc., Class A	41,187	1,796,577
First Merchants Corp.	36,200	1,600,402
Flagstar Bancorp, Inc.	7,200	270,288
FNB Corp.	23,900	336,990
Glacier Bancorp, Inc.	15,000	868,500
Hancock Whitney Corp.	91,021	4,991,592
Hanmi Financial Corp.	5,800	156,890
HBT Financial, Inc.	7,900	155,235
Heartland Financial USA, Inc.	5,400	263,466
Heritage Commerce Corp.	82,500	1,172,325
Home BancShares, Inc.	98,000	2,494,100
Horizon Bancorp, Inc.	12,800	208,128
Independent Bank Corp.	15,500	1,403,060
Independent Bank Corp.	14,800	363,192
Kearny Financial Corp.	64,700	625,649
Luther Burbank Corp.	8,500	100,810
Mercantile Bank Corp.	2,200	76,582
Merchants Bancorp	32,628	834,951
Metropolitan Bank Holding Corp.†	4,200	266,868
Midland States Bancorp, Inc.	19,500	524,745
MidWestOne Financial Group, Inc.	2,200	76,758
MVB Financial Corp.	5,100	121,788
National Bank Holdings Corp., Class A	18,300	851,133
Nicolet Bankshares, Inc.†	2,200	181,984
Northeast Bank	1,300	55,042
OFG Bancorp	151,180	4,379,685
Old National Bancorp	344,261	6,578,828
Old Second Bancorp, Inc.	133,700	2,334,402
Origin Bancorp, Inc.	9,700	396,924
Orrstown Financial Services, Inc.	6,200	166,842
Peapack-Gladstone Financial Corp.	41,600	1,714,752
Peoples Bancorp, Inc.	3,690	110,700
Pinnacle Financial Partners, Inc.	12,700	1,065,403
Preferred Bank	1,600	120,944
Premier Financial Corp.	14,120	412,022
QCR Holdings, Inc.	26,916	1,416,051
Republic Bancorp, Inc., Class A	5,800	255,606
Sandy Spring Bancorp, Inc.	8,000	278,560
Shore Bancshares, Inc.	3,300	65,703
Sierra Bancorp	13,300	287,812
Simmons First National Corp., Class A	13,100	304,051
SmartFinancial, Inc.	24,050	721,019
South Plains Financial, Inc.	4,000	123,840
SouthState Corp.	55,840	4,905,544
TriCo Bancshares	19,400	1,057,300
Trustmark Corp.	7,500	274,350
UMB Financial Corp.	11,960	1,022,819
United Community Banks, Inc.	44,000	1,714,680
Valley National Bancorp	62,920	796,567
Veritex Holdings, Inc.	144,047	4,704,575

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Walker & Dunlop, Inc.	1,300	$ 116,103
Webster Financial Corp.	5,400	293,436
WesBanco, Inc.	5,500	222,475
Western Alliance Bancorp	27,300	1,871,142
Wintrust Financial Corp.	29,200	2,669,756
		100,341,481
Biotechnology — 6.7%
2seventy bio, Inc.†	23,833	373,463
Akero Therapeutics, Inc.†	10,600	492,900
Allogene Therapeutics, Inc.#†	44,900	442,714
Allovir, Inc.#†	84,810	636,923
ANI Pharmaceuticals, Inc.†	10,200	427,890
Arcus Biosciences, Inc.†	82,330	2,895,546
Avidity Biosciences, Inc.†	26,600	309,624
BioCryst Pharmaceuticals, Inc.†	67,200	897,792
Biohaven, Ltd.†	2,350	37,177
Bluebird Bio, Inc.†	71,500	556,985
Bridgebio Pharma, Inc.†	54,700	512,539
Cara Therapeutics, Inc.†	39,500	466,100
Century Therapeutics, Inc.†	21,500	225,750
CinCor Pharma, Inc.†	24,600	290,280
CTI BioPharma Corp.†	78,120	470,282
Cytokinetics, Inc.†	29,600	1,258,000
EQRx, Inc.†	265,700	999,032
Fate Therapeutics, Inc.†	16,400	341,448
FibroGen, Inc.†	25,700	369,309
Generation Bio Co.†	24,300	129,519
Intra-Cellular Therapies, Inc.†	12,500	677,750
Iovance Biotherapeutics, Inc.†	94,600	605,440
iTeos Therapeutics, Inc.†	42,200	850,330
IVERIC bio, Inc.†	61,000	1,440,820
Karyopharm Therapeutics, Inc.†	58,300	308,407
Kezar Life Sciences, Inc.†	212,805	1,662,007
Kymera Therapeutics, Inc.†	51,300	1,486,674
Lexicon Pharmaceuticals, Inc.†	681,896	1,459,258
MacroGenics, Inc.†	22,700	145,961
Myriad Genetics, Inc.†	10,500	212,730
NeoGenomics, Inc.†	106,500	1,193,865
NGM Biopharmaceuticals, Inc.†	74,700	413,091
Nuvalent, Inc., Class A#†	58,600	1,926,768
Prothena Corp. PLC†	39,200	2,450,392
REGENXBIO, Inc.†	37,700	901,030
Relay Therapeutics, Inc.†	114,200	2,121,836
SpringWorks Therapeutics, Inc.#†	59,600	1,441,128
Syndax Pharmaceuticals, Inc.†	60,500	1,449,580
Theravance Biopharma, Inc.†	72,300	777,948
Travere Therapeutics, Inc.†	94,600	1,904,298
Twist Bioscience Corp.†	90,000	2,461,500
Veracyte, Inc.†	36,300	1,006,962
		39,031,048
Building Materials — 1.4%
Boise Cascade Co.	30,400	2,250,816
Builders FirstSource, Inc.†	8,350	533,816
Louisiana-Pacific Corp.	4,800	306,240
Summit Materials, Inc., Class A†	48,000	1,453,920
UFP Industries, Inc.	41,200	3,372,632
		7,917,424
Chemicals — 0.9%
AdvanSix, Inc.	20,500	843,780
Avient Corp.	22,100	764,881
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Ecovyst, Inc.†	22,000	$ 204,380
H.B. Fuller Co.	12,300	987,813
Minerals Technologies, Inc.	13,660	823,561
Tronox Holdings PLC	103,800	1,466,694
		5,091,109
Coal — 0.7%
Arch Resources, Inc.	9,900	1,532,025
CONSOL Energy, Inc.	3,900	302,055
Peabody Energy Corp.†	61,200	1,954,728
Warrior Met Coal, Inc.	7,500	276,150
		4,064,958
Commercial Services — 5.8%
2U, Inc.†	186,400	1,496,792
ABM Industries, Inc.	80,900	3,816,862
API Group Corp.†	28,300	543,926
Avis Budget Group, Inc.†	11,102	2,482,407
Barrett Business Services, Inc.	28,000	2,753,240
Carriage Services, Inc.	10,000	251,500
Cimpress PLC†	1,300	38,467
CRA International, Inc.	800	98,608
Ennis, Inc.	19,800	459,954
Green Dot Corp., Class A†	19,700	401,486
Heidrick & Struggles International, Inc.	73,900	2,194,830
Huron Consulting Group, Inc.†	14,400	1,121,184
Information Services Group, Inc.	310,000	1,661,600
Insperity, Inc.	1,300	154,115
John Wiley & Sons, Inc., Class A	16,900	801,229
Kelly Services, Inc., Class A	136,300	2,315,737
Korn Ferry	42,000	2,395,260
LiveRamp Holdings, Inc.†	142,000	3,118,320
Marathon Digital Holdings, Inc.#†	42,012	265,516
PROG Holdings, Inc.†	130,093	2,561,531
Rent-A-Center, Inc.	4,900	118,041
Repay Holdings Corp.†	148,700	1,317,482
Riot Blockchain, Inc.#†	128,200	596,130
SP Plus Corp.†	6,000	209,340
Stride, Inc.†	14,500	513,445
TrueBlue, Inc.†	69,000	1,489,020
V2X, Inc.†	10,700	432,387
WW International, Inc.†	5,700	23,541
		33,631,950
Computers — 0.8%
3D Systems Corp.#†	124,200	1,259,388
KBR, Inc.	34,500	1,782,615
SecureWorks Corp., Class A†	9,811	70,443
Super Micro Computer, Inc.†	14,900	1,344,427
Unisys Corp.†	23,000	98,900
		4,555,773
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.	39,900	1,724,079
Distribution/Wholesale — 1.8%
G-III Apparel Group, Ltd.†	58,400	1,263,192
KAR Auction Services, Inc.†	3,700	50,838
MRC Global, Inc.†	147,400	1,733,424
Resideo Technologies, Inc.†	40,400	654,480
ScanSource, Inc.†	54,900	1,639,314
Titan Machinery, Inc.†	25,300	1,113,959

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Veritiv Corp.	18,500	$ 2,488,990
WESCO International, Inc.†	10,700	1,379,444
		10,323,641
Diversified Financial Services — 3.2%
AssetMark Financial Holdings, Inc.†	18,600	462,396
BGC Partners, Inc., Class A	71,000	306,010
Blucora, Inc.†	51,800	1,297,590
Bread Financial Holdings, Inc.	61,000	2,502,830
Cowen, Inc., Class A	12,291	475,170
Encore Capital Group, Inc.†	56,800	2,862,720
Enova International, Inc.†	20,902	843,187
First Western Financial, Inc.†	3,900	118,560
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,700	541,748
LendingClub Corp.†	43,600	449,516
Mr. Cooper Group, Inc.†	25,400	1,147,064
PennyMac Financial Services, Inc.	13,100	781,546
Radian Group, Inc.	176,600	3,456,062
Stifel Financial Corp.	17,550	1,127,587
Victory Capital Holdings, Inc. Class A	29,100	843,900
Virtus Investment Partners, Inc.	5,900	1,144,246
		18,360,132
Electric — 2.5%
Avista Corp.	24,680	1,018,790
Black Hills Corp.	12,100	866,723
Clearway Energy, Inc., Class A	57,700	1,899,484
Clearway Energy, Inc., Class C	63,900	2,264,616
IDACORP, Inc.	19,000	2,100,070
NorthWestern Corp.	16,900	987,129
Otter Tail Corp.	4,300	256,409
Portland General Electric Co.	69,775	3,435,023
Unitil Corp.	14,300	783,926
Via Renewables, Inc.#	28,900	186,694
Vistra Corp.	34,429	837,658
		14,636,522
Electrical Components & Equipment — 1.0%
Belden, Inc.	19,500	1,568,580
Encore Wire Corp.	23,600	3,448,196
Powell Industries, Inc.	33,700	886,984
		5,903,760
Electronics — 1.4%
Allied Motion Technologies, Inc.	12,700	450,088
Benchmark Electronics, Inc.	66,621	1,923,348
Comtech Telecommunications Corp.	90,100	1,051,467
GoPro, Inc., Class A†	62,600	343,048
OSI Systems, Inc.†	21,800	1,928,864
Sanmina Corp.†	24,000	1,586,160
TTM Technologies, Inc.†	54,400	874,208
		8,157,183
Energy-Alternate Sources — 0.4%
Green Plains, Inc.†	54,000	1,866,240
REX American Resources Corp.†	14,800	436,748
		2,302,988
Engineering & Construction — 1.2%
Arcosa, Inc.	12,100	739,310
Comfort Systems USA, Inc.	10,100	1,280,276
Great Lakes Dredge & Dock Corp.†	12,800	93,696
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
MasTec, Inc.†	19,850	$ 1,802,976
MYR Group, Inc.†	11,200	1,069,936
Primoris Services Corp.	44,600	952,210
Sterling Infrastructure, Inc.†	21,800	713,950
Tutor Perini Corp.†	16,000	114,400
		6,766,754
Entertainment — 0.8%
IMAX Corp.†	18,800	317,532
International Game Technology PLC	14,100	346,014
Light & Wonder, Inc.†	30,500	1,975,485
Lions Gate Entertainment Corp., Class A†	26,500	202,460
Marriott Vacations Worldwide Corp.	5,100	759,798
RCI Hospitality Holdings, Inc.	5,400	491,508
SeaWorld Entertainment, Inc.†	11,600	661,896
		4,754,693
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	10,900	344,440
Food — 0.6%
Seneca Foods Corp., Class A†	5,200	334,256
SpartanNash Co.	10,100	331,785
Sprouts Farmers Market, Inc.†	41,350	1,419,546
United Natural Foods, Inc.†	23,500	1,120,480
		3,206,067
Gas — 1.9%
Brookfield Infrastructure Corp., Class A	13,250	621,160
Chesapeake Utilities Corp.	6,600	790,218
New Jersey Resources Corp.	79,500	3,955,125
Northwest Natural Holding Co.	10,700	536,177
ONE Gas, Inc.	14,200	1,234,690
Southwest Gas Holdings, Inc.	19,100	1,307,586
Spire, Inc.	37,100	2,749,110
		11,194,066
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	11,500	168,590
Healthcare-Products — 1.3%
Alphatec Holdings, Inc.†	166,300	1,706,238
AngioDynamics, Inc.†	20,500	265,475
Bioventus, Inc., Class A#†	34,000	66,300
Cue Health Inc#†	29,400	94,080
Inari Medical, Inc.†	20,500	1,508,390
Lantheus Holdings, Inc.†	25,500	1,583,040
Orthofix Medical, Inc.†	4,400	79,156
Pacific Biosciences of California, Inc.#†	63,100	678,325
SeaSpine Holdings Corp.†	83,439	624,958
Utah Medical Products, Inc.	5,900	525,454
Varex Imaging Corp.†	13,000	276,120
		7,407,536
Healthcare-Services — 0.5%
Fulgent Genetics, Inc.†	31,000	1,124,370
ModivCare, Inc.†	7,500	577,500
Tenet Healthcare Corp.†	26,700	1,233,006
		2,934,876
Holding Companies-Diversified — 0.0%
Professional Holding Corp., Class A†	1,900	56,943
Home Builders — 1.6%
Forestar Group, Inc.†	40,911	606,710
KB Home	11,500	360,985

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
Meritage Homes Corp.†	16,300	$ 1,408,483
Taylor Morrison Home Corp.†	150,276	4,566,888
Tri Pointe Homes, Inc.†	112,700	2,078,188
		9,021,254
Home Furnishings — 0.7%
MillerKnoll, Inc.	159,944	3,261,258
Sleep Number Corp.†	5,700	166,725
Universal Electronics, Inc.†	8,400	183,708
Xperi, Inc.†	21,060	225,553
		3,837,244
Household Products/Wares — 0.7%
ACCO Brands Corp.	178,500	994,245
Central Garden & Pet Co., Class A†	73,400	2,867,738
		3,861,983
Housewares — 0.0%
Lifetime Brands, Inc.	29,400	247,254
Tupperware Brands Corp.†	4,300	19,909
		267,163
Insurance — 2.5%
American Equity Investment Life Holding Co.	40,300	1,632,553
CNO Financial Group, Inc.	26,220	615,645
Employers Holdings, Inc.	19,900	924,753
Essent Group, Ltd.	100,200	4,017,018
Jackson Financial, Inc., Class A	28,000	1,045,800
James River Group Holdings, Ltd.	27,700	665,354
NMI Holdings, Inc., Class A†	78,900	1,698,717
RLI Corp.	12,731	1,655,921
Stewart Information Services Corp.	46,795	2,071,147
		14,326,908
Internet — 0.4%
Bumble, Inc., Class A†	15,900	387,324
Cars.com, Inc.†	35,000	517,300
Overstock.com, Inc.#†	15,100	401,962
QuinStreet, Inc.†	33,000	469,590
Yelp, Inc.†	21,900	677,805
		2,453,981
Iron/Steel — 0.9%
ATI, Inc.†	11,800	360,018
Commercial Metals Co.	86,300	4,247,686
Schnitzer Steel Industries, Inc., Class A	24,900	854,817
		5,462,521
Lodging — 0.1%
Bluegreen Vacations Holding Corp.	17,800	383,590
Full House Resorts, Inc.†	29,291	224,076
		607,666
Machinery-Construction & Mining — 0.6%
Argan, Inc.	63,000	2,390,850
Terex Corp.	27,800	1,276,298
		3,667,148
Machinery-Diversified — 0.5%
AGCO Corp.	11,060	1,467,883
Albany International Corp., Class A	6,100	618,357
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Columbus McKinnon Corp.	16,100	$ 518,903
DXP Enterprises, Inc.†	5,800	149,814
		2,754,957
Media — 1.1%
AMC Networks, Inc., Class A†	82,200	1,640,712
E.W. Scripps Co., Class A†	45,800	686,084
Gray Television, Inc.	138,900	1,625,130
Liberty Latin America, Ltd., Class A†	101,600	786,384
Liberty Latin America, Ltd., Class C†	165,450	1,288,855
Sinclair Broadcast Group, Inc., Class A	17,771	329,830
		6,356,995
Metal Fabricate/Hardware — 0.4%
AZZ, Inc.	7,600	316,388
Mueller Industries, Inc.	22,600	1,554,202
Olympic Steel, Inc.	5,300	185,977
		2,056,567
Mining — 0.4%
Arconic Corp.†	65,600	1,563,248
Constellium SE†	65,400	814,230
		2,377,478
Miscellaneous Manufacturing — 0.5%
EnPro Industries, Inc.	7,800	926,640
Hillenbrand, Inc.	9,200	460,000
Materion Corp.	2,325	187,302
Myers Industries, Inc.	6,258	146,062
Sight Sciences, Inc.#†	102,900	1,149,393
		2,869,397
Office Furnishings — 0.2%
HNI Corp.	12,000	348,000
Steelcase, Inc., Class A	66,800	529,724
		877,724
Office/Business Equipment — 0.9%
Xerox Holdings Corp.	311,900	5,087,089
Oil & Gas — 2.9%
Antero Resources Corp.†	4,300	157,165
Berry Corp.	12,300	110,823
Chord Energy Corp.	12,930	1,972,213
CNX Resources Corp.†	26,600	462,042
CVR Energy, Inc.	25,300	932,305
Delek US Holdings, Inc.	19,192	594,568
Helmerich & Payne, Inc.	22,200	1,133,976
Matador Resources Co.	11,700	776,412
Murphy Oil Corp.	75,100	3,544,720
Nabors Industries, Ltd.†	1,200	189,996
Ovintiv, Inc.	62,850	3,504,516
Par Pacific Holdings, Inc.†	7,900	185,097
Patterson-UTI Energy, Inc.	19,800	355,410
PBF Energy, Inc., Class A	16,200	644,274
Range Resources Corp.	11,900	343,553
SM Energy Co.	28,300	1,220,013
Southwestern Energy Co.†	33,829	234,097
Talos Energy, Inc.†	10,700	210,255
W&T Offshore, Inc.†	13,700	94,119
		16,665,554
Oil & Gas Services — 1.2%
Bristow Group, Inc.†	3,233	84,058
ChampionX Corp.	39,000	1,202,760

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Dril-Quip, Inc.†	22,400	$ 527,296
NexTier Oilfield Solutions, Inc.†	80,166	816,891
NOW, Inc.†	270,829	3,379,946
Select Energy Services, Inc., Class A	65,200	533,988
Solaris Oilfield Infrastructure, Inc., Class A	17,400	190,878
US Silica Holdings, Inc.†	17,100	223,839
		6,959,656
Packaging & Containers — 0.3%
Greif, Inc., Class A	15,700	1,103,867
O-I Glass, Inc.†	30,100	493,941
		1,597,808
Pharmaceuticals — 2.1%
AdaptHealth Corp.†	114,400	2,552,264
Agios Pharmaceuticals, Inc.†	23,600	711,304
Amphastar Pharmaceuticals, Inc.†	15,100	445,299
BellRing Brands, Inc.†	97,500	2,428,725
Eagle Pharmaceuticals, Inc.†	26,400	958,848
Embecta Corp.	22,300	734,116
Enanta Pharmaceuticals, Inc.†	3,300	144,507
Herbalife Nutrition, Ltd.†	164,900	2,889,048
Jounce Therapeutics, Inc.†	71,200	62,656
Lyell Immunopharma, Inc.#†	57,800	243,338
Owens & Minor, Inc.	11,100	228,771
Prometheus Biosciences, Inc.†	8,800	361,768
Revance Therapeutics, Inc.†	10,700	232,297
Supernus Pharmaceuticals, Inc.†	12,800	470,016
		12,462,957
Real Estate — 0.3%
Anywhere Real Estate, Inc.†	97,300	734,615
Kennedy-Wilson Holdings, Inc.	54,900	934,398
		1,669,013
REITS — 11.5%
Agree Realty Corp.	82,250	5,753,388
Alexander & Baldwin, Inc.	24,499	483,855
American Assets Trust, Inc.	13,300	389,557
Apple Hospitality REIT, Inc.	116,100	1,980,666
Arbor Realty Trust, Inc.#	68,900	1,025,232
Ares Commercial Real Estate Corp.	157,700	1,964,942
Armada Hoffler Properties, Inc.	13,200	160,380
Blackstone Mtg. Trust, Inc., Class A	157,600	3,982,552
Broadstone Net Lease, Inc.	29,200	495,524
Centerspace	11,400	735,300
City Office REIT, Inc.	20,500	202,745
Corporate Office Properties Trust	33,800	938,626
DiamondRock Hospitality Co.	131,034	1,233,030
Dynex Capital, Inc.#	136,100	1,782,910
Ellington Financial, Inc.#	25,650	349,866
Equity Commonwealth	69,900	1,893,591
Essential Properties Realty Trust, Inc.	38,700	898,227
First Industrial Realty Trust, Inc.	17,000	859,350
Getty Realty Corp.	29,346	969,005
Global Medical REIT, Inc.	24,700	249,470
Healthcare Realty Trust, Inc.	92,475	1,898,512
Independence Realty Trust, Inc.	149,800	2,714,376
Kite Realty Group Trust	105,674	2,409,367
KKR Real Estate Finance Trust, Inc.	118,400	1,959,520
Ladder Capital Corp.	148,200	1,645,020
Macerich Co.	95,600	1,214,120
NETSTREIT Corp.	43,800	855,414
Security Description	Shares or Principal Amount	Value

REITS (continued)
NexPoint Residential Trust, Inc.	1,337	$ 64,296
Paramount Group, Inc.	48,700	317,524
Pebblebrook Hotel Trust	59,800	995,670
Phillips Edison & Co., Inc.	22,400	721,952
Physicians Realty Trust	74,900	1,118,257
Piedmont Office Realty Trust, Inc., Class A	95,000	988,950
Plymouth Industrial REIT, Inc.	12,900	267,030
PotlatchDeltic Corp.	59,000	2,819,610
Ready Capital Corp.	60,900	816,060
Redwood Trust, Inc.#	93,500	738,650
Retail Opportunity Investments Corp.	19,150	292,038
RLJ Lodging Trust	297,926	3,610,863
Ryman Hospitality Properties, Inc.	24,900	2,279,097
Sabra Health Care REIT, Inc.	108,850	1,405,254
Service Properties Trust	75,100	589,535
SITE Centers Corp.	155,900	2,118,681
STAG Industrial, Inc.	102,800	3,383,148
Terreno Realty Corp.	21,600	1,266,624
TPG RE Finance Trust, Inc.	91,400	677,274
UMH Properties, Inc.	54,417	958,283
Uniti Group, Inc.	145,300	1,107,186
Xenia Hotels & Resorts, Inc.	69,701	1,074,789
		66,655,316
Retail — 4.1%
Abercrombie & Fitch Co., Class A†	6,300	151,074
Academy Sports & Outdoors, Inc.	138,300	6,981,384
Bed Bath & Beyond, Inc.†	14,100	47,940
BJ's Wholesale Club Holdings, Inc.†	5,700	428,868
Bloomin' Brands, Inc.	29,400	662,088
BlueLinx Holdings, Inc.†	19,461	1,350,593
Conn's, Inc.#†	47,100	469,116
Dillard's, Inc., Class A#	1,400	503,580
Genesco, Inc.†	10,700	558,540
GMS, Inc.†	41,890	2,056,799
Group 1 Automotive, Inc.	3,400	657,356
ODP Corp.†	28,490	1,371,224
Rite Aid Corp.†	73,500	372,645
Rush Enterprises, Inc., Class A	78,600	4,050,258
Signet Jewelers, Ltd.	35,400	2,301,000
Sonic Automotive, Inc., Class A	15,100	802,414
World Fuel Services Corp.	24,800	705,560
Zumiez, Inc.†	18,800	437,100
		23,907,539
Savings & Loans — 2.3%
Axos Financial, Inc.†	37,300	1,496,103
Banc of California, Inc.	37,616	638,344
Berkshire Hills Bancorp, Inc.	4,600	143,428
Brookline Bancorp, Inc.	86,700	1,232,874
Capitol Federal Financial, Inc.	55,800	467,046
HomeTrust Bancshares, Inc.	18,400	471,040
Northfield Bancorp, Inc.	53,600	854,920
OceanFirst Financial Corp.	265,598	6,204,369
Washington Federal, Inc.	48,000	1,692,960
Waterstone Financial, Inc.	9,400	157,450
		13,358,534
Semiconductors — 1.7%
Alpha & Omega Semiconductor, Ltd.†	7,600	266,608
Amkor Technology, Inc.	105,800	2,964,516
Cohu, Inc.†	54,400	1,948,608
Photronics, Inc.†	60,100	1,129,880

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Rambus, Inc.†	57,500	$ 2,206,850
Veeco Instruments, Inc.†	68,600	1,363,768
		9,880,230
Software — 3.0%
Adeia, Inc.	52,500	580,125
Allscripts Healthcare Solutions, Inc.†	148,700	2,816,378
Avaya Holdings Corp.#†	532,300	514,202
Avid Technology, Inc.†	44,400	1,246,752
Brightcove, Inc.†	52,900	292,537
Computer Programs & Systems, Inc.†	31,900	944,240
CSG Systems International, Inc.	25,511	1,577,600
Donnelley Financial Solutions, Inc.†	21,900	836,142
E2open Parent Holdings, Inc.†	44,100	259,749
eGain Corp.†	162,800	1,432,640
Evolent Health, Inc., Class A†	41,800	1,203,422
Fastly, Inc., Class A†	22,300	215,418
Health Catalyst, Inc.†	264,200	2,768,816
IBEX Holdings, Ltd.†	7,500	193,575
Phreesia, Inc.†	20,200	561,964
SolarWinds Corp.†	16,900	147,706
Upland Software, Inc.†	91,200	687,648
Verint Systems, Inc.†	33,818	1,330,062
		17,608,976
Telecommunications — 1.4%
ATN International, Inc.	6,000	290,460
Calix, Inc.†	34,500	2,459,850
EchoStar Corp., Class A†	102,100	1,776,540
Gogo, Inc.†	65,000	1,019,850
Harmonic, Inc.†	95,800	1,469,572
NETGEAR, Inc.†	56,200	1,108,826
		8,125,098
Transportation — 2.4%
ArcBest Corp.	40,070	3,316,594
Atlas Air Worldwide Holdings, Inc.†	18,100	1,823,937
Covenant Logistics Group, Inc.	4,900	188,111
Dorian LPG, Ltd.	40,200	782,694
Forward Air Corp.	1,400	157,318
Heartland Express, Inc.	29,400	492,156
Hub Group, Inc., Class A†	44,300	3,727,845
Matson, Inc.	28,800	1,836,288
Radiant Logistics, Inc.†	62,800	335,352
Safe Bulkers, Inc.	47,800	136,230
Werner Enterprises, Inc.	22,500	989,550
		13,786,075
Trucking & Leasing — 0.5%
GATX Corp.	5,300	597,575
Greenbrier Cos., Inc.	63,100	2,422,409
		3,019,984
Security Description	Shares or Principal Amount	Value

Water — 0.2%
American States Water Co.	12,600	$ 1,234,674
Total Long-Term Investment Securities (cost $540,400,757)		568,461,565
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(1)(2) (cost $3,069,135)	3,069,135	3,069,135
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $10,607,724 and collateralized by $11,600,400 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $10,819,635 (cost $10,607,391)	$10,607,391	10,607,391
TOTAL INVESTMENTS (cost $554,077,283)(3)	100.5%	582,138,091
Other assets less liabilities	(0.5)	(2,852,285)
NET ASSETS	100.0%	$579,285,806
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $6,362,387. This was secured by collateral of $3,069,135, which was received in cash and subsequently invested in short-term investments currently valued at $3,069,135 as reported in the Portfolio of Investments. Additional collateral of $3,364,982 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
Government National Mtg. Assoc.	1.75% to 2.50%	11/20/2051 to 02/20/2052	$ 15,923
United States Treasury Bills	0.00%	12/15/2022 to 02/09/2023	128,516
United States Treasury Notes/Bonds	0.13% to 6.62%	12/31/2022 to 05/15/2052	3,220,543
(3)	See Note 5 for cost of investments on a tax basis.
CVR—Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
105	Long	E-Mini Russell 2000 Index	December 2022	$9,736,214	$9,909,375	$173,161
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$568,461,565	$ —	$—	$568,461,565
Short-Term Investments	3,069,135	—	—	3,069,135
Repurchase Agreements	—	10,607,391	—	10,607,391
Total Investments at Value	$571,530,700	$10,607,391	$—	$582,138,091
Other Financial Instruments:†
Futures Contracts	$ 173,161	$ —	$—	$ 173,161
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Software	8.7%
Computers	7.6
Internet	7.3
Pharmaceuticals	6.5
Retail	5.3
Semiconductors	4.8
Repurchase Agreements	4.7
Banks	4.6
Oil & Gas	4.1
Insurance	3.8
Diversified Financial Services	3.7
Healthcare-Products	3.5
Electric	2.7
Healthcare-Services	2.6
REITS	2.5
Telecommunications	2.0
Auto Manufacturers	1.9
Beverages	1.8
Commercial Services	1.8
Biotechnology	1.8
Chemicals	1.6
Aerospace/Defense	1.6
Transportation	1.4
Cosmetics/Personal Care	1.3
Media	1.3
Food	1.2
Miscellaneous Manufacturing	1.1
Electronics	1.1
Machinery-Diversified	0.8
Agriculture	0.8
Apparel	0.5
Building Materials	0.4
Oil & Gas Services	0.4
Pipelines	0.4
Machinery-Construction & Mining	0.3
Short-Term Investments	0.3
Lodging	0.3
Distribution/Wholesale	0.3
Household Products/Wares	0.3
Environmental Control	0.3
Electrical Components & Equipment	0.3
Mining	0.3
Airlines	0.2
Home Builders	0.2
Packaging & Containers	0.2
Energy-Alternate Sources	0.2
Iron/Steel	0.1
Auto Parts & Equipment	0.1
Leisure Time	0.1
Advertising	0.1
Gas	0.1
Water	0.1
Real Estate	0.1
Hand/Machine Tools	0.1
Entertainment	0.1
99.7%
*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	56,386	$ 1,937,423
Omnicom Group, Inc.	29,539	2,356,031
		4,293,454
Aerospace/Defense — 1.6%
Boeing Co.†	80,489	14,397,872
General Dynamics Corp.	32,428	8,184,503
Howmet Aerospace, Inc.	53,311	2,008,225
L3Harris Technologies, Inc.	27,593	6,265,818
Lockheed Martin Corp.	34,029	16,510,531
Northrop Grumman Corp.	20,971	11,183,625
Raytheon Technologies Corp.	212,912	21,018,673
TransDigm Group, Inc.	7,430	4,669,755
		84,239,002
Agriculture — 0.8%
Altria Group, Inc.	259,677	12,095,755
Archer-Daniels-Midland Co.	80,833	7,881,217
Philip Morris International, Inc.	223,533	22,279,534
		42,256,506
Airlines — 0.2%
Alaska Air Group, Inc.†	18,279	867,156
American Airlines Group, Inc.†	93,707	1,352,192
Delta Air Lines, Inc.†	92,460	3,270,310
Southwest Airlines Co.†	85,560	3,414,699
United Airlines Holdings, Inc.†	47,116	2,081,114
		10,985,471
Apparel — 0.5%
NIKE, Inc., Class B	182,218	19,987,492
Ralph Lauren Corp.	6,185	699,647
Tapestry, Inc.	36,310	1,371,429
VF Corp.	47,617	1,562,790
		23,621,358
Auto Manufacturers — 1.9%
Cummins, Inc.	20,331	5,106,334
Ford Motor Co.	569,498	7,916,022
General Motors Co.	210,249	8,527,699
PACCAR, Inc.	50,141	5,310,433
Tesla, Inc.†	384,068	74,778,040
		101,638,528
Auto Parts & Equipment — 0.1%
Aptiv PLC†	39,068	4,167,384
BorgWarner, Inc.	34,151	1,451,759
		5,619,143
Banks — 4.6%
Bank of America Corp.	1,008,048	38,154,617
Bank of New York Mellon Corp.	106,041	4,867,282
Citigroup, Inc.	279,273	13,519,606
Citizens Financial Group, Inc.	71,471	3,028,941
Comerica, Inc.	18,864	1,353,303
Fifth Third Bancorp	98,948	3,597,749
First Republic Bank	26,347	3,362,141
Goldman Sachs Group, Inc.	49,224	19,007,848
Huntington Bancshares, Inc.	207,964	3,219,283
JPMorgan Chase & Co.	422,875	58,432,868
KeyCorp	134,488	2,529,719
M&T Bank Corp.	25,324	4,305,586
Morgan Stanley	193,101	17,971,910
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	30,049	$ 2,797,862
PNC Financial Services Group, Inc.	59,140	9,950,896
Regions Financial Corp.	134,739	3,127,292
Signature Bank	9,075	1,265,963
State Street Corp.	53,010	4,223,307
SVB Financial Group†	8,520	1,974,766
Truist Financial Corp.	191,264	8,953,068
US Bancorp	194,967	8,849,552
Wells Fargo & Co.	546,955	26,226,492
Zions Bancorp NA	21,698	1,124,390
		241,844,441
Beverages — 1.8%
Brown-Forman Corp., Class B	26,366	1,925,245
Coca-Cola Co.	561,247	35,700,922
Constellation Brands, Inc., Class A	23,164	5,961,255
Keurig Dr Pepper, Inc.	122,518	4,737,771
Molson Coors Beverage Co., Class B	27,138	1,495,575
Monster Beverage Corp.†	55,463	5,704,924
PepsiCo, Inc.	199,007	36,917,789
		92,443,481
Biotechnology — 1.8%
Amgen, Inc.	77,136	22,091,751
Biogen, Inc.†	20,925	6,385,682
Bio-Rad Laboratories, Inc., Class A†	3,091	1,281,869
Corteva, Inc.	103,621	6,959,186
Gilead Sciences, Inc.	180,735	15,873,955
Illumina, Inc.†	22,654	4,940,384
Incyte Corp.†	26,622	2,120,975
Moderna, Inc.†	48,513	8,533,922
Regeneron Pharmaceuticals, Inc.†	15,457	11,619,027
Vertex Pharmaceuticals, Inc.†	36,981	11,700,788
		91,507,539
Building Materials — 0.4%
Carrier Global Corp.	121,356	5,378,498
Fortune Brands Home & Security, Inc.	18,647	1,218,395
Johnson Controls International PLC	99,326	6,599,219
Martin Marietta Materials, Inc.	8,994	3,296,121
Masco Corp.	32,520	1,651,366
Mohawk Industries, Inc.†	7,604	770,513
Vulcan Materials Co.	19,165	3,513,520
		22,427,632
Chemicals — 1.6%
Air Products and Chemicals, Inc.	31,984	9,920,158
Albemarle Corp.	16,890	4,695,251
Celanese Corp.	14,374	1,542,330
CF Industries Holdings, Inc.	28,733	3,108,623
Dow, Inc.	103,560	5,278,453
DuPont de Nemours, Inc.	72,230	5,092,937
Eastman Chemical Co.	17,709	1,533,954
Ecolab, Inc.	35,753	5,356,872
FMC Corp.	18,163	2,372,814
International Flavors & Fragrances, Inc.	36,763	3,890,261
Linde PLC	71,864	24,180,799
LyondellBasell Industries NV, Class A	36,691	3,119,102
Mosaic Co.	49,787	2,554,073
PPG Industries, Inc.	33,887	4,582,200
Sherwin-Williams Co.	34,011	8,474,861
		85,702,688

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.8%
Automatic Data Processing, Inc.	59,918	$ 15,826,741
Cintas Corp.	12,402	5,726,996
CoStar Group, Inc.†	57,096	4,627,060
Equifax, Inc.	17,650	3,483,581
FleetCor Technologies, Inc.†	10,817	2,122,295
Gartner, Inc.†	11,405	3,995,970
Global Payments, Inc.	39,966	4,147,671
MarketAxess Holdings, Inc.	5,428	1,454,270
Moody's Corp.	22,756	6,787,432
PayPal Holdings, Inc.†	166,763	13,075,887
Quanta Services, Inc.	20,623	3,090,975
Robert Half International, Inc.	15,800	1,244,724
Rollins, Inc.	33,373	1,349,604
S&P Global, Inc.	49,129	17,332,711
United Rentals, Inc.†	10,092	3,562,779
Verisk Analytics, Inc.	22,633	4,157,908
		91,986,604
Computers — 7.6%
Accenture PLC, Class A	91,213	27,448,728
Apple, Inc.	2,178,347	322,460,707
Cognizant Technology Solutions Corp., Class A	74,664	4,644,848
DXC Technology Co.†	33,148	983,501
EPAM Systems, Inc.†	8,272	3,048,894
Fortinet, Inc.†	94,375	5,016,975
Hewlett Packard Enterprise Co.	187,363	3,143,951
HP, Inc.	131,228	3,942,089
International Business Machines Corp.	130,238	19,392,438
Leidos Holdings, Inc.	19,689	2,152,598
NetApp, Inc.	31,685	2,142,223
Seagate Technology Holdings PLC	28,162	1,491,741
Western Digital Corp.†	45,159	1,659,593
		397,528,286
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	120,279	9,319,217
Estee Lauder Cos., Inc., Class A	33,426	7,881,517
Procter & Gamble Co.	344,572	51,396,359
		68,597,093
Distribution/Wholesale — 0.3%
Copart, Inc.†	61,690	4,106,086
Fastenal Co.	82,869	4,268,582
LKQ Corp.	37,589	2,042,210
Pool Corp.	5,709	1,880,602
WW Grainger, Inc.	6,529	3,937,379
		16,234,859
Diversified Financial Services — 3.7%
American Express Co.	86,491	13,630,117
Ameriprise Financial, Inc.	15,597	5,177,424
BlackRock, Inc.	21,741	15,566,556
Capital One Financial Corp.	55,347	5,714,024
Cboe Global Markets, Inc.	15,294	1,939,891
Charles Schwab Corp.	220,185	18,174,070
CME Group, Inc.	51,830	9,147,995
Discover Financial Services	39,391	4,268,409
Franklin Resources, Inc.	40,961	1,098,164
Intercontinental Exchange, Inc.	80,529	8,722,096
Invesco, Ltd.	65,596	1,253,540
Mastercard, Inc., Class A	123,033	43,848,961
Nasdaq, Inc.	48,875	3,345,982
Raymond James Financial, Inc.	28,009	3,274,252
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Synchrony Financial	69,470	$ 2,610,683
T. Rowe Price Group, Inc.	32,544	4,065,071
Visa, Inc., Class A	235,767	51,161,439
		192,998,674
Electric — 2.7%
AES Corp.	96,316	2,785,459
Alliant Energy Corp.	36,184	2,037,159
Ameren Corp.	37,257	3,327,795
American Electric Power Co., Inc.	74,080	7,170,944
CenterPoint Energy, Inc.	90,774	2,823,979
CMS Energy Corp.	41,846	2,555,535
Consolidated Edison, Inc.	51,131	5,012,883
Constellation Energy Corp.	47,131	4,530,232
Dominion Energy, Inc.	120,046	7,336,011
DTE Energy Co.	27,937	3,240,971
Duke Energy Corp.	111,029	11,095,128
Edison International	55,002	3,666,433
Entergy Corp.	29,333	3,410,548
Evergy, Inc.	33,097	1,959,673
Eversource Energy	49,957	4,139,437
Exelon Corp.	143,010	5,916,324
FirstEnergy Corp.	78,275	3,228,061
NextEra Energy, Inc.	283,319	23,997,119
NRG Energy, Inc.	33,908	1,439,395
PG&E Corp.†	232,162	3,644,944
Pinnacle West Capital Corp.	16,301	1,276,694
PPL Corp.	106,157	3,133,755
Public Service Enterprise Group, Inc.	71,935	4,355,664
Sempra Energy	45,323	7,532,229
Southern Co.	153,284	10,368,130
WEC Energy Group, Inc.	45,485	4,509,383
Xcel Energy, Inc.	78,876	5,538,673
		140,032,558
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	33,105	4,714,814
Emerson Electric Co.	85,265	8,165,829
Generac Holdings, Inc.†	9,205	971,312
		13,851,955
Electronics — 1.1%
Agilent Technologies, Inc.	43,074	6,675,609
Allegion PLC	12,666	1,439,491
Amphenol Corp., Class A	85,773	6,898,722
Fortive Corp.	51,291	3,464,707
Garmin, Ltd.	22,248	2,068,842
Honeywell International, Inc.	97,146	21,328,404
Keysight Technologies, Inc.†	25,948	4,693,734
Mettler-Toledo International, Inc.†	3,245	4,768,722
TE Connectivity, Ltd.	46,120	5,816,654
Trimble, Inc.†	35,712	2,133,792
		59,288,677
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	19,533	6,262,084
SolarEdge Technologies, Inc.†	8,023	2,397,754
		8,659,838
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	18,401	2,328,463

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	30,919	$ 1,570,994
Live Nation Entertainment, Inc.†	20,488	1,490,707
		3,061,701
Environmental Control — 0.3%
Pentair PLC	23,715	1,085,436
Republic Services, Inc.	29,612	4,124,655
Waste Management, Inc.	54,238	9,096,797
		14,306,888
Food — 1.2%
Campbell Soup Co.	29,040	1,558,577
Conagra Brands, Inc.	69,229	2,629,317
General Mills, Inc.	85,901	7,327,355
Hershey Co.	21,178	4,980,430
Hormel Foods Corp.	41,732	1,961,404
J.M. Smucker Co.	15,366	2,366,518
Kellogg Co.	36,783	2,683,320
Kraft Heinz Co.	114,860	4,519,741
Kroger Co.	93,897	4,618,793
Lamb Weston Holdings, Inc.	20,724	1,800,916
McCormick & Co., Inc.	36,118	3,076,531
Mondelez International, Inc., Class A	197,635	13,362,102
Sysco Corp.	73,466	6,355,544
Tyson Foods, Inc., Class A	41,763	2,768,052
		60,008,600
Forest Products & Paper — 0.0%
International Paper Co.	52,203	1,937,775
Gas — 0.1%
Atmos Energy Corp.	20,172	2,424,674
NiSource, Inc.	58,538	1,635,552
		4,060,226
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,681	1,848,048
Stanley Black & Decker, Inc.	21,315	1,741,862
		3,589,910
Healthcare-Products — 3.5%
Abbott Laboratories	252,524	27,166,532
ABIOMED, Inc.†	6,555	2,476,413
Align Technology, Inc.†	10,475	2,060,014
Baxter International, Inc.	72,620	4,105,209
Bio-Techne Corp.	22,628	1,923,154
Boston Scientific Corp.†	206,437	9,345,403
Cooper Cos., Inc.	7,114	2,250,514
Danaher Corp.	94,408	25,812,091
DENTSPLY SIRONA, Inc.	31,068	940,118
Edwards Lifesciences Corp.†	89,395	6,905,764
Hologic, Inc.†	36,000	2,741,760
IDEXX Laboratories, Inc.†	12,005	5,112,569
Intuitive Surgical, Inc.†	51,496	13,924,003
Medtronic PLC	191,599	15,143,985
PerkinElmer, Inc.	18,201	2,543,226
ResMed, Inc.	21,115	4,860,673
STERIS PLC	14,422	2,678,742
Stryker Corp.	48,553	11,356,061
Teleflex, Inc.	6,764	1,583,588
Thermo Fisher Scientific, Inc.	56,496	31,650,189
Waters Corp.†	8,634	2,992,544
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	10,678	$ 2,505,699
Zimmer Biomet Holdings, Inc.	30,256	3,633,746
		183,711,997
Healthcare-Services — 2.6%
Catalent, Inc.†	25,842	1,295,460
Centene Corp.†	82,422	7,174,835
Charles River Laboratories International, Inc.†	7,334	1,676,332
DaVita, Inc.†	8,031	592,126
Elevance Health, Inc.	34,608	18,443,295
HCA Healthcare, Inc.	31,041	7,456,669
Humana, Inc.	18,249	10,035,125
IQVIA Holdings, Inc.†	26,894	5,863,430
Laboratory Corp. of America Holdings	13,036	3,137,765
Molina Healthcare, Inc.†	8,378	2,821,459
Quest Diagnostics, Inc.	16,815	2,553,022
UnitedHealth Group, Inc.	134,882	73,882,964
Universal Health Services, Inc., Class B	9,477	1,240,065
		136,172,547
Home Builders — 0.2%
D.R. Horton, Inc.	45,597	3,921,342
Lennar Corp., Class A	36,769	3,229,421
NVR, Inc.†	455	2,110,750
PulteGroup, Inc.	33,382	1,494,846
		10,756,359
Home Furnishings — 0.0%
Whirlpool Corp.	7,860	1,151,726
Household Products/Wares — 0.3%
Avery Dennison Corp.	11,717	2,265,248
Church & Dwight Co., Inc.	35,027	2,867,660
Clorox Co.	17,760	2,640,024
Kimberly-Clark Corp.	48,685	6,603,147
		14,376,079
Housewares — 0.0%
Newell Brands, Inc.	54,273	703,921
Insurance — 3.8%
Aflac, Inc.	82,921	5,964,508
Allstate Corp.	38,976	5,218,886
American International Group, Inc.(1)	109,651	6,920,075
Aon PLC, Class A	30,415	9,376,336
Arch Capital Group, Ltd.†	53,229	3,188,949
Arthur J. Gallagher & Co.	30,330	6,039,006
Assurant, Inc.	7,673	983,832
Berkshire Hathaway, Inc., Class B†	260,256	82,917,562
Brown & Brown, Inc.	33,805	2,014,440
Chubb, Ltd.	60,224	13,224,588
Cincinnati Financial Corp.	22,956	2,547,198
Everest Re Group, Ltd.	5,682	1,920,175
Globe Life, Inc.	13,067	1,567,517
Hartford Financial Services Group, Inc.	46,597	3,558,613
Lincoln National Corp.	22,338	869,842
Loews Corp.	28,838	1,676,930
Marsh & McLennan Cos., Inc.	71,958	12,461,687
MetLife, Inc.	96,613	7,410,217
Principal Financial Group, Inc.	33,424	2,997,464
Progressive Corp.	84,344	11,146,060
Prudential Financial, Inc.	53,642	5,794,945
Travelers Cos., Inc.	34,220	6,495,298

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	29,454	$ 2,246,751
Willis Towers Watson PLC	15,857	3,903,359
		200,444,238
Internet — 7.3%
Alphabet, Inc., Class A†	864,619	87,317,873
Alphabet, Inc., Class C†	773,169	78,437,995
Amazon.com, Inc.†	1,278,063	123,384,202
Booking Holdings, Inc.†	5,726	11,906,931
Cars.com, Inc.†	1	15
CDW Corp.	19,502	3,678,857
eBay, Inc.	79,218	3,599,666
Etsy, Inc.†	18,257	2,411,567
Expedia Group, Inc.†	21,924	2,342,360
F5, Inc.†	8,589	1,327,945
Gen Digital, Inc.	85,377	1,960,256
Match Group, Inc.†	40,807	2,063,202
Meta Platforms, Inc., Class A†	328,871	38,839,665
Netflix, Inc.†	64,127	19,592,722
VeriSign, Inc.†	13,459	2,689,243
		379,552,499
Iron/Steel — 0.1%
Nucor Corp.	37,749	5,660,463
Leisure Time — 0.1%
Carnival Corp.#†	142,336	1,413,397
Norwegian Cruise Line Holdings, Ltd.†	60,764	998,960
Royal Caribbean Cruises, Ltd.#†	31,630	1,895,586
		4,307,943
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	39,552	5,640,906
Las Vegas Sands Corp.†	47,382	2,219,373
Marriott International, Inc., Class A	39,780	6,577,623
MGM Resorts International	47,049	1,734,226
Wynn Resorts, Ltd.†	14,923	1,248,458
		17,420,586
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	76,124	17,996,475
Machinery-Diversified — 0.8%
Deere & Co.	40,106	17,686,746
Dover Corp.	20,700	2,938,365
IDEX Corp.	10,884	2,584,841
Ingersoll Rand, Inc.	58,139	3,137,762
Nordson Corp.	7,796	1,843,676
Otis Worldwide Corp.	60,598	4,732,098
Rockwell Automation, Inc.	16,645	4,397,942
Westinghouse Air Brake Technologies Corp.	26,227	2,651,287
Xylem, Inc.	25,982	2,919,078
		42,891,795
Media — 1.3%
Charter Communications, Inc., Class A†	15,985	6,254,771
Comcast Corp., Class A	635,024	23,267,279
DISH Network Corp., Class A†	36,196	580,946
FactSet Research Systems, Inc.	5,477	2,526,485
Fox Corp., Class A	44,194	1,434,095
Fox Corp., Class B	20,294	619,373
News Corp., Class A	55,603	1,064,798
News Corp., Class B	17,225	335,026
Paramount Global, Class B	72,816	1,462,145
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.†	262,884	$ 25,728,457
Warner Bros. Discovery, Inc.†	318,552	3,631,493
		66,904,868
Mining — 0.3%
Freeport-McMoRan, Inc.	206,204	8,206,919
Newmont Corp.	114,448	5,432,847
		13,639,766
Miscellaneous Manufacturing — 1.1%
3M Co.	79,831	10,056,311
A.O. Smith Corp.	18,526	1,125,269
Eaton Corp. PLC	57,434	9,387,587
General Electric Co.	158,122	13,593,748
Illinois Tool Works, Inc.	40,629	9,241,879
Parker-Hannifin Corp.	18,511	5,533,678
Teledyne Technologies, Inc.†	6,758	2,839,036
Textron, Inc.	30,502	2,177,233
Trane Technologies PLC	33,413	5,961,548
		59,916,289
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,468	2,018,451
Oil & Gas — 4.1%
APA Corp.	47,085	2,205,932
Chevron Corp.	259,680	47,601,941
ConocoPhillips	183,570	22,672,731
Coterra Energy, Inc.	114,724	3,201,947
Devon Energy Corp.	94,421	6,469,727
Diamondback Energy, Inc.	25,632	3,794,049
EOG Resources, Inc.	84,507	11,994,078
EQT Corp.	53,348	2,262,489
Exxon Mobil Corp.	600,970	66,912,000
Hess Corp.	40,181	5,782,448
Marathon Oil Corp.	97,707	2,992,765
Marathon Petroleum Corp.	71,901	8,758,261
Occidental Petroleum Corp.	107,457	7,467,187
Phillips 66	69,367	7,522,157
Pioneer Natural Resources Co.	34,416	8,121,832
Valero Energy Corp.	56,810	7,590,952
		215,350,496
Oil & Gas Services — 0.4%
Baker Hughes Co.	145,895	4,233,873
Halliburton Co.	130,780	4,955,254
Schlumberger, Ltd.	203,954	10,513,829
		19,702,956
Packaging & Containers — 0.2%
Amcor PLC	216,698	2,676,220
Ball Corp.	45,323	2,541,714
Packaging Corp. of America	13,517	1,836,825
Sealed Air Corp.	20,941	1,114,690
WestRock Co.	36,670	1,390,526
		9,559,975
Pharmaceuticals — 6.5%
AbbVie, Inc.	254,959	41,094,292
AmerisourceBergen Corp.	23,354	3,986,294
Becton Dickinson & Co.	41,125	10,254,107
Bristol-Myers Squibb Co.	307,902	24,718,372
Cardinal Health, Inc.	39,283	3,149,318
Cigna Corp.	43,997	14,470,173
CVS Health Corp.	189,309	19,286,801

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
DexCom, Inc.†	56,610	$ 6,582,611
Eli Lilly & Co.	113,722	42,199,960
Henry Schein, Inc.†	19,627	1,588,217
Johnson & Johnson	379,126	67,484,428
McKesson Corp.	20,726	7,910,700
Merck & Co., Inc.	365,297	40,226,506
Organon & Co.	36,674	954,257
Pfizer, Inc.	809,297	40,570,059
Viatris, Inc.	174,853	1,928,628
Zoetis, Inc.	67,505	10,405,221
		336,809,944
Pipelines — 0.4%
Kinder Morgan, Inc.	285,895	5,466,312
ONEOK, Inc.	64,437	4,312,124
Targa Resources Corp.	32,669	2,430,247
Williams Cos., Inc.	175,711	6,097,172
		18,305,855
Real Estate — 0.1%
CBRE Group, Inc., Class A†	46,313	3,686,515
REITS — 2.5%
Alexandria Real Estate Equities, Inc.	21,411	3,331,766
American Tower Corp.	67,137	14,854,061
AvalonBay Communities, Inc.	20,164	3,526,684
Boston Properties, Inc.	20,567	1,482,469
Camden Property Trust	15,362	1,848,509
Crown Castle, Inc.	62,444	8,831,455
Digital Realty Trust, Inc.	41,444	4,660,792
Equinix, Inc.	13,133	9,070,306
Equity Residential	48,812	3,165,946
Essex Property Trust, Inc.	9,391	2,069,589
Extra Space Storage, Inc.	19,310	3,102,924
Federal Realty Investment Trust	10,500	1,166,550
Healthpeak Properties, Inc.	77,807	2,043,212
Host Hotels & Resorts, Inc.	103,087	1,952,468
Invitation Homes, Inc.	83,613	2,728,292
Iron Mountain, Inc.	41,916	2,277,296
Kimco Realty Corp.	89,185	2,044,120
Mid-America Apartment Communities, Inc.	16,646	2,744,592
Prologis, Inc.	133,131	15,681,500
Public Storage	22,782	6,788,125
Realty Income Corp.	89,054	5,616,636
Regency Centers Corp.	22,207	1,475,211
SBA Communications Corp.	15,556	4,655,911
Simon Property Group, Inc.	47,204	5,638,046
UDR, Inc.	44,042	1,826,422
Ventas, Inc.	57,638	2,681,896
VICI Properties, Inc.	138,878	4,749,628
Vornado Realty Trust	23,229	587,461
Welltower, Inc.	66,817	4,746,012
Weyerhaeuser Co.	106,753	3,491,891
		128,839,770
Retail — 5.3%
Advance Auto Parts, Inc.	8,744	1,320,257
AutoZone, Inc.†	2,810	7,246,990
Bath & Body Works, Inc.	32,921	1,399,143
Best Buy Co., Inc.	28,898	2,464,999
CarMax, Inc.†	22,952	1,591,951
Chipotle Mexican Grill, Inc.†	4,004	6,514,348
Costco Wholesale Corp.	63,875	34,444,594
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	17,676	$ 2,598,195
Dollar General Corp.	32,733	8,369,173
Dollar Tree, Inc.†	30,438	4,574,527
Domino's Pizza, Inc.	5,175	2,011,678
Genuine Parts Co.	20,395	3,739,015
Home Depot, Inc.	148,202	48,015,966
Lowe's Cos., Inc.	92,162	19,589,033
McDonald's Corp.	106,090	28,940,291
O'Reilly Automotive, Inc.†	9,193	7,947,716
Ross Stores, Inc.	50,459	5,937,511
Starbucks Corp.	165,455	16,909,501
Target Corp.	66,864	11,170,969
TJX Cos., Inc.	168,949	13,524,367
Tractor Supply Co.	16,006	3,622,318
Ulta Beauty, Inc.†	7,472	3,473,284
Walgreens Boots Alliance, Inc.	103,439	4,292,719
Walmart, Inc.	205,541	31,328,559
Yum! Brands, Inc.	41,031	5,279,048
		276,306,152
Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	232,784	18,071,022
Analog Devices, Inc.	74,955	12,885,514
Applied Materials, Inc.	125,445	13,748,772
Broadcom, Inc.	58,230	32,086,477
Intel Corp.	592,082	17,803,906
KLA Corp.	20,448	8,039,131
Lam Research Corp.	19,752	9,330,450
Microchip Technology, Inc.	79,667	6,308,830
Micron Technology, Inc.	159,072	9,170,501
Monolithic Power Systems, Inc.	6,409	2,447,982
NVIDIA Corp.	361,077	61,105,061
NXP Semiconductors NV	37,867	6,658,533
ON Semiconductor Corp.†	62,472	4,697,894
Qorvo, Inc.†	14,882	1,477,038
QUALCOMM, Inc.	161,936	20,483,285
Skyworks Solutions, Inc.	23,136	2,212,264
Teradyne, Inc.	22,608	2,112,717
Texas Instruments, Inc.	131,756	23,776,688
		252,416,065
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,761	1,336,322
Software — 8.7%
Activision Blizzard, Inc.	102,656	7,591,411
Adobe, Inc.†	67,485	23,277,601
Akamai Technologies, Inc.†	22,922	2,174,381
ANSYS, Inc.†	12,556	3,192,991
Autodesk, Inc.†	31,330	6,327,094
Broadridge Financial Solutions, Inc.	16,904	2,520,555
Cadence Design Systems, Inc.†	39,492	6,794,204
Ceridian HCM Holding, Inc.†	22,071	1,510,539
Electronic Arts, Inc.	38,089	4,981,279
Fidelity National Information Services, Inc.	87,671	6,363,161
Fiserv, Inc.†	92,228	9,624,914
Intuit, Inc.	40,676	16,579,131
Jack Henry & Associates, Inc.	10,507	1,989,500
Microsoft Corp.	1,075,423	274,383,424
MSCI, Inc.	11,609	5,895,398
Oracle Corp.	219,040	18,186,891
Paychex, Inc.	46,190	5,728,946
Paycom Software, Inc.†	7,009	2,376,752
PTC, Inc.†	15,244	1,939,189

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Roper Technologies, Inc.	15,286	$ 6,708,873
Salesforce, Inc.†	143,478	22,992,350
ServiceNow, Inc.†	29,129	12,126,403
Synopsys, Inc.†	22,058	7,489,573
Take-Two Interactive Software, Inc.†	22,595	2,388,066
Tyler Technologies, Inc.†	5,996	2,055,069
		455,197,695
Telecommunications — 2.0%
Arista Networks, Inc.†	35,540	4,950,722
AT&T, Inc.	1,027,564	19,811,434
Cisco Systems, Inc.	597,124	29,689,005
Corning, Inc.	109,705	3,744,232
Juniper Networks, Inc.	46,519	1,546,292
Lumen Technologies, Inc.#	137,351	751,310
Motorola Solutions, Inc.	24,064	6,550,221
T-Mobile US, Inc.†	86,799	13,146,576
Verizon Communications, Inc.	605,596	23,606,132
		103,795,924
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	18,718	1,175,865
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	17,863	1,790,230
CSX Corp.	308,765	10,093,528
Expeditors International of Washington, Inc.	23,590	2,737,855
FedEx Corp.	34,472	6,281,488
JB Hunt Transport Services, Inc.	11,975	2,202,083
Norfolk Southern Corp.	33,869	8,687,398
Old Dominion Freight Line, Inc.	13,216	3,999,294
Union Pacific Corp.	90,049	19,579,354
United Parcel Service, Inc., Class B	105,533	20,022,776
		75,394,006
Water — 0.1%
American Water Works Co., Inc.	26,213	3,978,085
Total Long-Term Investment Securities (cost $1,968,630,387)		4,944,532,977
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(2)(3)	1,101,880	1,101,880
U.S. Government — 0.3%
United States Treasury Bills
2.86%, 07/13/2023(4)	$ 100,000	97,268
2.90%, 07/13/2023(4)	900,000	875,413
3.09%, 08/10/2023(4)	2,500,000	2,423,070
3.10%, 08/10/2023(4)	20,000	19,384
3.11%, 08/10/2023(4)	20,000	19,384
4.30%, 10/05/2023(4)	12,800,000	12,308,843
4.45%, 11/02/2023(4)	300,000	287,413
4.51%, 05/25/2023(4)	500,000	488,996
		16,519,771
Total Short-Term Investments (cost $17,674,454)		17,621,651
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 4.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $52,447,525 and collateralized by $60,574,300 of United States Treasury Notes, bearing interest at 0.63% due 07/31/2026 and having an approximate value of $53,494,800	$ 52,445,879	$ 52,445,879
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $135,537,905 and collateralized by $148,220,300 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $138,244,333	135,533,651	135,533,651
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $58,665,879 and collateralized by $61,819,500 of United States Treasury Notes, bearing interest at 2.50% due 01/31/2025 and having an approximate value of $59,837,322	58,664,037	58,664,037
Total Repurchase Agreements (cost $246,643,567)		246,643,567
TOTAL INVESTMENTS (cost $2,232,948,408)(5)	99.7%	5,208,798,195
Other assets less liabilities	0.3	15,136,640
NET ASSETS	100.0%	$5,223,934,835
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of November 30, 2022.
(3)	At November 30, 2022, the Fund had loaned securities with a total value of $1,734,958. This was secured by collateral of $1,101,880, which was received in cash and subsequently invested in short-term investments currently valued at $1,101,880 as reported in the Portfolio of Investments. Additional collateral of $658,642 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022 to 02/09/2023	$ 9,828
United States Treasury Notes/Bonds	0.13% to 6.62%	12/31/2022 to 05/15/2052	648,814
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,333	Long	S&P 500 E-Mini Index	December 2022	$256,905,721	$272,015,313	$15,109,592
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,944,532,977	$ —	$—	$4,944,532,977
Short-Term Investments:
U.S. Government	—	16,519,771	—	16,519,771
Other Short-Term Investments	1,101,880	—	—	1,101,880
Repurchase Agreements	—	246,643,567	—	246,643,567
Total Investments at Value	$4,945,634,857	$263,163,338	$—	$5,208,798,195
Other Financial Instruments:†
Futures Contracts	$ 15,109,592	$ —	$—	$ 15,109,592
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Systematic Core Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Software	8.3%
Computers	8.0
Retail	7.4
Internet	6.6
Pharmaceuticals	6.2
Semiconductors	4.4
Insurance	4.3
Diversified Financial Services	3.7
Banks	3.4
Healthcare-Services	3.3
Oil & Gas	3.1
Healthcare-Products	2.8
Food	2.4
REITS	2.4
Electric	2.3
Commercial Services	2.3
Media	2.0
Biotechnology	2.0
Telecommunications	1.7
Transportation	1.5
Chemicals	1.4
Beverages	1.4
Cosmetics/Personal Care	1.3
Electronics	1.3
Auto Manufacturers	1.3
Miscellaneous Manufacturing	1.1
Unaffiliated Investment Companies	1.1
Machinery-Diversified	1.0
Distribution/Wholesale	0.9
Building Materials	0.9
Agriculture	0.9
Aerospace/Defense	0.8
Apparel	0.8
Iron/Steel	0.6
Pipelines	0.6
Packaging & Containers	0.5
Short-Term Investments	0.5
Home Builders	0.5
Household Products/Wares	0.4
Electrical Components & Equipment	0.3
Gas	0.3
Environmental Control	0.3
Real Estate	0.3
Engineering & Construction	0.3
Hand/Machine Tools	0.3
Lodging	0.3
Machinery-Construction & Mining	0.2
Entertainment	0.2
Home Furnishings	0.2
Private Equity	0.2
Auto Parts & Equipment	0.2
Oil & Gas Services	0.2
Leisure Time	0.2
Airlines	0.2
Mining	0.1
Toys/Games/Hobbies	0.1
Water	0.1
Shipbuilding	0.1
Advertising	0.1
Metal Fabricate/Hardware	0.1
Office/Business Equipment	0.1
Forest Products & Paper	0.1
99.9%
*	Calculated as a percentage of net assets

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	6,177	$ 212,242
Omnicom Group, Inc.	3,298	263,048
		475,290
Aerospace/Defense — 0.8%
Boeing Co.†	557	99,636
Curtiss-Wright Corp.	1,760	310,904
General Dynamics Corp.	3,015	760,956
HEICO Corp.	848	137,639
L3Harris Technologies, Inc.	2,103	477,549
Lockheed Martin Corp.	1,805	875,768
Northrop Grumman Corp.	1,510	805,268
Raytheon Technologies Corp.	10,270	1,013,854
		4,481,574
Agriculture — 0.9%
Altria Group, Inc.	13,711	638,658
Archer-Daniels-Midland Co.	14,317	1,395,908
Bunge, Ltd.	4,216	442,005
Darling Ingredients, Inc.†	1,786	128,288
Philip Morris International, Inc.	21,295	2,122,473
		4,727,332
Airlines — 0.2%
Alaska Air Group, Inc.†	9,807	465,244
Southwest Airlines Co.†	5,485	218,907
United Airlines Holdings, Inc.†	5,254	232,069
		916,220
Apparel — 0.8%
Capri Holdings, Ltd.†	6,871	394,052
Carter's, Inc.	4,707	343,799
Columbia Sportswear Co.	3,330	298,335
Hanesbrands, Inc.#	7,666	51,516
NIKE, Inc., Class B	11,587	1,270,978
PVH Corp.	2,866	192,538
Skechers USA, Inc., Class A†	6,356	268,032
Tapestry, Inc.	16,354	617,691
Under Armour, Inc., Class A†	29,725	297,250
Under Armour, Inc., Class C†	34,802	303,473
VF Corp.	4,024	132,068
		4,169,732
Auto Manufacturers — 1.3%
Cummins, Inc.	1,888	474,190
Ford Motor Co.	91,181	1,267,416
PACCAR, Inc.	2,853	302,161
Tesla, Inc.†	24,452	4,760,805
		6,804,572
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	8,161	365,613
BorgWarner, Inc.	11,113	472,413
Gentex Corp.	6,242	180,394
		1,018,420
Banks — 3.4%
Bank of America Corp.	73,918	2,797,796
Bank of Hawaii Corp.	1,572	126,813
Bank of New York Mellon Corp.	13,957	640,626
Bank OZK	5,475	252,671
Citigroup, Inc.	22,113	1,070,490
Citizens Financial Group, Inc.	6,181	261,951
Security Description	Shares or Principal Amount	Value

Banks (continued)
Comerica, Inc.	2,040	$ 146,350
Commerce Bancshares, Inc.	2,004	150,140
Cullen/Frost Bankers, Inc.	845	122,584
Fifth Third Bancorp	4,933	179,364
First Horizon Corp.	11,556	287,167
FNB Corp.	14,502	204,478
Huntington Bancshares, Inc.	9,786	151,487
JPMorgan Chase & Co.	33,620	4,645,612
KeyCorp	11,620	218,572
M&T Bank Corp.	1,071	182,091
Morgan Stanley	16,480	1,533,794
Pinnacle Financial Partners, Inc.	2,030	170,297
PNC Financial Services Group, Inc.	3,005	505,621
Popular, Inc.	5,631	411,176
Prosperity Bancshares, Inc.	1,772	133,910
Regions Financial Corp.	10,439	242,289
Signature Bank	682	95,139
State Street Corp.	5,482	436,751
Synovus Financial Corp.	5,759	242,627
Truist Financial Corp.	11,429	534,991
US Bancorp	8,799	399,387
Webster Financial Corp.	1,421	77,217
Wells Fargo & Co.	34,294	1,644,397
Western Alliance Bancorp	2,028	138,999
Wintrust Financial Corp.	3,010	275,204
Zions Bancorp NA	3,819	197,901
		18,477,892
Beverages — 1.4%
Boston Beer Co., Inc., Class A†	792	304,421
Brown-Forman Corp., Class A	3,573	260,793
Brown-Forman Corp., Class B	4,466	326,107
Coca-Cola Co.	26,345	1,675,806
Constellation Brands, Inc., Class A	1,663	427,973
Keurig Dr Pepper, Inc.	9,664	373,707
Molson Coors Beverage Co., Class B	16,217	893,719
Monster Beverage Corp.†	6,743	693,585
PepsiCo, Inc.	13,644	2,531,098
		7,487,209
Biotechnology — 2.0%
Amgen, Inc.	6,705	1,920,312
Biogen, Inc.†	3,312	1,010,723
Bio-Rad Laboratories, Inc., Class A†	372	154,272
Corteva, Inc.	9,588	643,930
Exelixis, Inc.†	17,733	302,880
Gilead Sciences, Inc.	18,145	1,593,675
Incyte Corp.†	10,830	862,826
Moderna, Inc.†	4,053	712,963
Regeneron Pharmaceuticals, Inc.†	1,411	1,060,649
Royalty Pharma PLC, Class A	4,546	199,888
Seagen, Inc.†	968	117,506
United Therapeutics Corp.†	2,943	823,716
Vertex Pharmaceuticals, Inc.†	4,686	1,482,650
		10,885,990
Building Materials — 0.9%
Builders FirstSource, Inc.†	11,467	733,085
Carrier Global Corp.	6,799	301,332
Eagle Materials, Inc.	536	73,078
Johnson Controls International PLC	2,769	183,972
Lennox International, Inc.	1,638	426,584
Louisiana-Pacific Corp.	7,101	453,044
Martin Marietta Materials, Inc.	714	261,667

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Masco Corp.	11,900	$ 604,282
MDU Resources Group, Inc.	9,240	290,968
Mohawk Industries, Inc.†	2,923	296,188
Owens Corning	7,543	670,120
Trex Co., Inc.†	5,426	248,999
Vulcan Materials Co.	1,198	219,629
		4,762,948
Chemicals — 1.4%
Air Products and Chemicals, Inc.	1,015	314,812
Albemarle Corp.	1,327	368,893
Celanese Corp.	1,819	195,179
CF Industries Holdings, Inc.	4,102	443,795
Chemours Co.	11,238	348,940
Dow, Inc.	11,749	598,846
DuPont de Nemours, Inc.	2,617	184,525
Eastman Chemical Co.	1,512	130,969
Ecolab, Inc.	1,219	182,643
FMC Corp.	1,603	209,416
Huntsman Corp.	4,439	123,315
International Flavors & Fragrances, Inc.	1,246	131,852
Linde PLC	2,934	987,232
LyondellBasell Industries NV, Class A	3,599	305,951
Mosaic Co.	8,152	418,198
NewMarket Corp.	493	155,798
Olin Corp.	7,094	404,216
PPG Industries, Inc.	927	125,349
RPM International, Inc.	5,109	529,395
Sherwin-Williams Co.	2,998	747,042
Valvoline, Inc.	2,172	71,632
Westlake Corp.	5,320	572,698
		7,550,696
Commercial Services — 2.3%
ADT, Inc.#	53,301	497,831
AMERCO	277	17,534
AMERCO †	2,493	157,483
Automatic Data Processing, Inc.	3,919	1,035,165
Booz Allen Hamilton Holding Corp.	2,383	253,551
Cintas Corp.	1,542	712,065
Equifax, Inc.	708	139,738
Euronet Worldwide, Inc.†	1,960	182,182
FleetCor Technologies, Inc.†	1,809	354,926
FTI Consulting, Inc.†	1,535	265,279
Gartner, Inc.†	3,580	1,254,325
Global Payments, Inc.	4,763	494,304
Grand Canyon Education, Inc.†	5,949	672,653
GXO Logistics, Inc.†	3,447	161,526
H&R Block, Inc.	14,763	645,291
ManpowerGroup, Inc.	5,400	472,608
MarketAxess Holdings, Inc.	347	92,968
Moody's Corp.	3,179	948,200
Morningstar, Inc.	492	120,604
PayPal Holdings, Inc.†	6,661	522,289
Quanta Services, Inc.	1,837	275,330
Robert Half International, Inc.	10,430	821,675
Rollins, Inc.	19,183	775,761
S&P Global, Inc.	1,414	498,859
Service Corp. International	7,701	550,236
Verisk Analytics, Inc.	1,221	224,310
		12,146,693
Security Description	Shares or Principal Amount	Value

Computers — 8.0%
Accenture PLC, Class A	10,511	$ 3,163,075
Amdocs, Ltd.	11,967	1,063,388
Apple, Inc.	191,506	28,348,633
CACI International, Inc., Class A†	2,604	813,229
Cognizant Technology Solutions Corp., Class A	16,965	1,055,393
Dell Technologies, Inc., Class C	6,379	285,716
DXC Technology Co.†	25,748	763,943
EPAM Systems, Inc.†	1,231	453,722
Fortinet, Inc.†	14,383	764,600
Genpact, Ltd.	19,906	917,866
Hewlett Packard Enterprise Co.	42,828	718,654
HP, Inc.	20,380	612,215
International Business Machines Corp.	10,598	1,578,042
Leidos Holdings, Inc.	3,080	336,736
NCR Corp.†	26,807	639,883
NetApp, Inc.	6,713	453,866
Pure Storage, Inc., Class A†	10,699	312,304
Science Applications International Corp.	5,245	577,527
Western Digital Corp.†	7,033	258,463
		43,117,255
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	16,341	1,266,101
Coty, Inc., Class A†	24,673	194,176
Estee Lauder Cos., Inc., Class A	4,510	1,063,413
Procter & Gamble Co.	29,595	4,414,390
		6,938,080
Distribution/Wholesale — 0.9%
Copart, Inc.†	2,336	155,484
Fastenal Co.	19,985	1,029,427
LKQ Corp.	18,871	1,025,262
Pool Corp.	1,561	514,209
Univar Solutions, Inc.†	11,493	380,763
Watsco, Inc.	2,482	667,608
WW Grainger, Inc.	2,133	1,286,327
		5,059,080
Diversified Financial Services — 3.7%
Affiliated Managers Group, Inc.	1,593	255,549
Ally Financial, Inc.	15,569	420,519
American Express Co.	4,554	717,665
Ameriprise Financial, Inc.	2,740	909,543
Apollo Global Management, Inc.	1,286	89,236
BlackRock, Inc.	971	695,236
Capital One Financial Corp.	6,634	684,894
Cboe Global Markets, Inc.	1,639	207,891
Charles Schwab Corp.	11,218	925,934
CME Group, Inc.	2,303	406,479
Credit Acceptance Corp.#†	376	178,209
Discover Financial Services	3,902	422,821
Evercore, Inc., Class A	4,663	537,084
Interactive Brokers Group, Inc., Class A	1,068	85,760
Intercontinental Exchange, Inc.	2,751	297,961
Invesco, Ltd.	25,528	487,840
Janus Henderson Group PLC	6,080	153,763
Jefferies Financial Group, Inc.	22,096	839,427
Lazard, Ltd., Class A	12,212	447,081
LPL Financial Holdings, Inc.	3,763	890,740
Mastercard, Inc., Class A	8,392	2,990,909
Nasdaq, Inc.	4,405	301,566
OneMain Holdings, Inc.	14,182	558,204
Raymond James Financial, Inc.	3,901	456,027
Rocket Cos., Inc., Class A#	24,219	201,018

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
SEI Investments Co.	7,031	$ 437,891
Stifel Financial Corp.	4,678	300,561
Synchrony Financial	13,459	505,789
T. Rowe Price Group, Inc.	5,170	645,785
Tradeweb Markets, Inc., Class A	3,352	206,014
Virtu Financial, Inc., Class A	20,355	451,474
Visa, Inc., Class A	13,540	2,938,180
Western Union Co.	18,784	275,373
		19,922,423
Electric — 2.3%
AES Corp.	8,030	232,228
Alliant Energy Corp.	4,577	257,685
Ameren Corp.	3,279	292,880
American Electric Power Co., Inc.	5,099	493,583
Avangrid, Inc.	4,071	174,117
CenterPoint Energy, Inc.	9,056	281,732
CMS Energy Corp.	4,381	267,548
Consolidated Edison, Inc.	4,922	482,553
Constellation Energy Corp.	4,210	404,665
Dominion Energy, Inc.	5,593	341,788
DTE Energy Co.	2,362	274,016
Duke Energy Corp.	7,462	745,678
Edison International	4,460	297,304
Entergy Corp.	2,252	261,840
Evergy, Inc.	4,647	275,149
Eversource Energy	3,103	257,115
Exelon Corp.	12,423	513,940
FirstEnergy Corp.	9,439	389,264
Hawaiian Electric Industries, Inc.	6,112	251,081
IDACORP, Inc.	2,125	234,876
NextEra Energy, Inc.	11,742	994,547
NRG Energy, Inc.	29,834	1,266,453
OGE Energy Corp.	6,161	249,274
PG&E Corp.†	8,152	127,986
Pinnacle West Capital Corp.	2,643	207,000
PPL Corp.	10,931	322,683
Public Service Enterprise Group, Inc.	5,020	303,961
Sempra Energy	2,813	467,492
Southern Co.	9,840	665,578
Vistra Corp.	24,173	588,129
WEC Energy Group, Inc.	3,111	308,425
Xcel Energy, Inc.	5,120	359,526
		12,590,096
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	4,700	884,963
AMETEK, Inc.	3,018	429,824
Emerson Electric Co.	3,574	342,282
Littelfuse, Inc.	513	126,454
		1,783,523
Electronics — 1.3%
Agilent Technologies, Inc.	3,892	603,182
Allegion PLC	1,934	219,799
Amphenol Corp., Class A	4,845	389,683
Arrow Electronics, Inc.†	2,374	258,149
Avnet, Inc.	5,225	236,013
Fortive Corp.	3,978	268,714
Garmin, Ltd.	2,436	226,524
Honeywell International, Inc.	3,567	783,135
Hubbell, Inc.	1,522	386,679
Jabil, Inc.	2,549	184,012
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Keysight Technologies, Inc.†	4,570	$ 826,667
Mettler-Toledo International, Inc.†	703	1,033,101
National Instruments Corp.	15,777	647,173
nVent Electric PLC	7,973	319,000
Sensata Technologies Holding PLC	4,742	213,864
TD SYNNEX Corp.	1,855	189,766
Trimble, Inc.†	1,673	99,962
		6,885,423
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	522	167,348
Engineering & Construction — 0.3%
AECOM	8,900	756,500
Jacobs Solutions, Inc.	2,046	258,901
MasTec, Inc.†	5,884	534,444
		1,549,845
Entertainment — 0.2%
Madison Square Garden Sports Corp.	1,303	212,180
Marriott Vacations Worldwide Corp.	3,363	501,020
Penn Entertainment, Inc.†	13,232	465,634
Vail Resorts, Inc.	429	110,485
		1,289,319
Environmental Control — 0.3%
Pentair PLC	6,924	316,911
Republic Services, Inc.	3,350	466,622
Stericycle, Inc.†	2,453	127,875
Waste Management, Inc.	4,296	720,525
		1,631,933
Food — 2.4%
Albertsons Cos., Inc., Class A	44,777	938,078
Campbell Soup Co.	5,454	292,716
Conagra Brands, Inc.	13,301	505,172
Flowers Foods, Inc.	34,129	1,025,576
General Mills, Inc.	7,709	657,578
Grocery Outlet Holding Corp.†	3,845	116,388
Hershey Co.	4,715	1,108,827
Hormel Foods Corp.	6,242	293,374
Ingredion, Inc.	4,950	484,951
J.M. Smucker Co.	4,333	667,325
Kellogg Co.	4,766	347,680
Kraft Heinz Co.	21,859	860,152
Kroger Co.	38,900	1,913,491
Lamb Weston Holdings, Inc.	1,619	140,691
McCormick & Co., Inc.	3,526	300,345
Mondelez International, Inc., Class A	10,913	737,828
Pilgrim's Pride Corp.†	12,744	333,383
Post Holdings, Inc.†	8,167	764,513
Seaboard Corp.	44	173,925
Sysco Corp.	5,966	516,119
Tyson Foods, Inc., Class A	11,613	769,710
		12,947,822
Forest Products & Paper — 0.1%
International Paper Co.	7,919	293,953
Gas — 0.3%
Atmos Energy Corp.	2,375	285,475
National Fuel Gas Co.	3,650	241,739
NiSource, Inc.	8,506	237,658
UGI Corp.	26,067	1,007,490
		1,772,362

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	4,126	$ 610,153
MSA Safety, Inc.	1,538	216,873
Regal Rexnord Corp.	1,196	156,807
Snap-on, Inc.	2,276	547,606
		1,531,439
Healthcare-Products — 2.8%
Abbott Laboratories	17,569	1,890,073
ABIOMED, Inc.†	1,385	523,239
Align Technology, Inc.†	1,237	243,268
Baxter International, Inc.	4,167	235,560
Bio-Techne Corp.	1,592	135,304
Boston Scientific Corp.†	6,851	310,145
Bruker Corp.	2,458	165,694
Cooper Cos., Inc.	683	216,067
Danaher Corp.	5,792	1,583,591
DENTSPLY SIRONA, Inc.	5,037	152,420
Edwards Lifesciences Corp.†	9,269	716,030
Envista Holdings Corp.†	5,042	172,033
Globus Medical, Inc., Class A†	3,001	221,744
Hologic, Inc.†	10,744	818,263
IDEXX Laboratories, Inc.†	2,324	989,722
Insulet Corp.†	598	179,023
Intuitive Surgical, Inc.†	646	174,672
Medtronic PLC	6,638	524,668
Novocure, Ltd.†	1,124	86,368
Penumbra, Inc.†	488	102,241
PerkinElmer, Inc.	4,177	583,652
QIAGEN NV†	6,756	334,692
QuidelOrtho Corp.†	1,581	138,511
ResMed, Inc.	2,298	529,000
STERIS PLC	942	174,967
Stryker Corp.	1,603	374,926
Tandem Diabetes Care, Inc.†	2,347	98,691
Teleflex, Inc.	562	131,575
Thermo Fisher Scientific, Inc.	4,417	2,474,492
Waters Corp.†	2,033	704,638
West Pharmaceutical Services, Inc.	854	200,400
Zimmer Biomet Holdings, Inc.	1,012	121,541
		15,307,210
Healthcare-Services — 3.3%
Acadia Healthcare Co., Inc.†	2,391	212,942
Amedisys, Inc.†	2,951	268,807
Catalent, Inc.†	925	46,370
Centene Corp.†	16,520	1,438,066
Charles River Laboratories International, Inc.†	1,225	279,998
Chemed Corp.	1,548	804,960
DaVita, Inc.†	3,383	249,429
Elevance Health, Inc.	4,457	2,375,224
Encompass Health Corp.	2,379	139,124
HCA Healthcare, Inc.	2,521	605,595
Humana, Inc.	1,977	1,087,152
IQVIA Holdings, Inc.†	1,636	356,681
Laboratory Corp. of America Holdings	3,565	858,096
Molina Healthcare, Inc.†	2,153	725,066
Quest Diagnostics, Inc.	5,796	880,007
Syneos Health, Inc.†	7,457	263,083
UnitedHealth Group, Inc.	12,911	7,072,129
Universal Health Services, Inc., Class B	1,879	245,867
		17,908,596
Security Description	Shares or Principal Amount	Value

Home Builders — 0.5%
D.R. Horton, Inc.	1,487	$ 127,882
Lennar Corp., Class A	5,960	523,467
Lennar Corp., Class B	5,027	365,011
NVR, Inc.†	32	148,448
PulteGroup, Inc.	7,717	345,567
Thor Industries, Inc.	5,543	477,474
Toll Brothers, Inc.	10,013	479,723
		2,467,572
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	6,326	473,628
Tempur Sealy International, Inc.	11,995	381,081
Whirlpool Corp.	2,127	311,669
		1,166,378
Household Products/Wares — 0.4%
Avery Dennison Corp.	887	171,484
Church & Dwight Co., Inc.	4,268	349,421
Clorox Co.	3,758	558,627
Kimberly-Clark Corp.	4,920	667,299
Reynolds Consumer Products, Inc.	7,431	237,495
		1,984,326
Insurance — 4.3%
Aflac, Inc.	9,153	658,375
Allstate Corp.	3,469	464,499
American Financial Group, Inc.	2,300	327,106
Aon PLC, Class A	4,358	1,343,484
Arch Capital Group, Ltd.†	5,599	335,436
Arthur J. Gallagher & Co.	3,913	779,117
Assurant, Inc.	1,489	190,920
Assured Guaranty, Ltd.	3,132	208,497
Axis Capital Holdings, Ltd.	3,456	198,927
Berkshire Hathaway, Inc., Class B†	18,399	5,861,921
Brighthouse Financial, Inc.†	2,429	135,392
Brown & Brown, Inc.	5,466	325,719
Chubb, Ltd.	4,387	963,341
Cincinnati Financial Corp.	1,996	221,476
CNA Financial Corp.	6,217	264,720
Equitable Holdings, Inc.	6,909	219,292
Erie Indemnity Co., Class A	1,344	379,532
Everest Re Group, Ltd.	674	227,772
Fidelity National Financial, Inc.	9,799	395,488
First American Financial Corp.	8,486	463,760
Globe Life, Inc.	1,158	138,914
Hanover Insurance Group, Inc.	1,845	271,769
Hartford Financial Services Group, Inc.	5,470	417,744
Lincoln National Corp.	3,800	147,972
Loews Corp.	6,247	363,263
Markel Corp.†	189	250,395
Marsh & McLennan Cos., Inc.	6,495	1,124,804
MetLife, Inc.	12,699	974,013
MGIC Investment Corp.	11,437	157,030
Old Republic International Corp.	20,062	491,519
Primerica, Inc.	749	111,623
Principal Financial Group, Inc.	4,995	447,952
Progressive Corp.	7,044	930,865
Prudential Financial, Inc.	4,714	509,253
RenaissanceRe Holdings, Ltd.	1,250	236,138
Ryan Specialty Holdings, Inc.†	3,509	141,343
Travelers Cos., Inc.	3,861	732,856
Unum Group	11,560	487,601
Voya Financial, Inc.	4,478	295,458
W.R. Berkley Corp.	3,842	293,068

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	196	$ 266,337
Willis Towers Watson PLC	646	159,019
		22,913,710
Internet — 6.6%
Alphabet, Inc., Class A†	79,054	7,983,663
Alphabet, Inc., Class C†	71,626	7,266,458
Amazon.com, Inc.†	108,973	10,520,253
Booking Holdings, Inc.†	237	492,830
CDW Corp.	2,743	517,440
eBay, Inc.	6,857	311,582
Etsy, Inc.†	2,814	371,701
Expedia Group, Inc.†	1,582	169,021
F5, Inc.†	2,299	355,448
Gen Digital, Inc.	13,369	306,952
GoDaddy, Inc., Class A†	4,241	335,590
Match Group, Inc.†	3,280	165,837
Meta Platforms, Inc., Class A†	30,609	3,614,923
Netflix, Inc.†	1,522	465,017
Palo Alto Networks, Inc.†	3,329	565,597
Pinterest, Inc., Class A†	11,825	300,592
Spotify Technology SA†	1,251	99,354
VeriSign, Inc.†	4,199	839,002
Wayfair, Inc., Class A#†	3,500	128,240
Zillow Group, Inc., Class A†	8,302	310,495
Zillow Group, Inc., Class C†	8,704	330,578
		35,450,573
Iron/Steel — 0.6%
Cleveland-Cliffs, Inc.†	20,348	314,987
Nucor Corp.	5,025	753,499
Reliance Steel & Aluminum Co.	4,946	1,045,040
Steel Dynamics, Inc.	6,177	641,976
United States Steel Corp.	19,751	519,254
		3,274,756
Leisure Time — 0.2%
Harley-Davidson, Inc.	14,710	693,283
Polaris, Inc.	1,271	144,970
YETI Holdings, Inc.†	2,498	112,135
		950,388
Lodging — 0.3%
Boyd Gaming Corp.	7,007	429,739
Choice Hotels International, Inc.	747	92,045
Hilton Worldwide Holdings, Inc.	1,607	229,190
Marriott International, Inc., Class A	1,029	170,145
MGM Resorts International	7,404	272,912
Travel & Leisure Co.	4,408	171,339
Wyndham Hotels & Resorts, Inc.	1,614	118,339
		1,483,709
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	3,068	725,306
Oshkosh Corp.	6,385	587,867
		1,313,173
Machinery-Diversified — 1.0%
Cognex Corp.	4,077	202,953
Deere & Co.	1,522	671,202
Dover Corp.	2,414	342,668
Enovis Corp.†	1,979	107,123
Esab Corp.	8,180	387,241
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Gates Industrial Corp. PLC†	30,664	$ 356,316
Graco, Inc.	7,097	496,577
IDEX Corp.	1,139	270,501
Ingersoll Rand, Inc.	6,205	334,884
Middleby Corp.†	1,979	285,352
Nordson Corp.	1,533	362,539
Otis Worldwide Corp.	7,320	571,619
Rockwell Automation, Inc.	350	92,477
Toro Co.	4,273	474,260
Westinghouse Air Brake Technologies Corp.	5,002	505,652
Xylem, Inc.	818	91,902
		5,553,266
Media — 2.0%
Cable One, Inc.	138	99,952
Charter Communications, Inc., Class A†	1,347	527,068
Comcast Corp., Class A	43,580	1,596,771
FactSet Research Systems, Inc.	1,505	694,241
Fox Corp., Class A	18,887	612,883
Fox Corp., Class B	18,427	562,392
Liberty Broadband Corp., Class A†	1,541	138,998
Liberty Broadband Corp., Class C†	1,744	158,460
Liberty Media Corp. - Liberty Formula One, Series A†	6,950	382,042
Liberty Media Corp. - Liberty Formula One, Series C†	6,698	408,176
Liberty Media Corp. - Liberty SiriusXM, Series A†	15,012	657,826
Liberty Media Corp. - Liberty SiriusXM, Series C†	15,662	686,465
New York Times Co., Class A	7,634	279,786
News Corp., Class A	25,911	496,196
News Corp., Class B	27,148	528,029
Nexstar Media Group, Inc.	4,359	826,292
Sirius XM Holdings, Inc.#	95,215	617,945
Walt Disney Co.†	8,998	880,634
Warner Bros. Discovery, Inc.†	36,862	420,227
World Wrestling Entertainment, Inc., Class A	5,282	421,926
		10,996,309
Metal Fabricate/Hardware — 0.1%
Timken Co.	2,712	206,058
Valmont Industries, Inc.	640	216,742
		422,800
Mining — 0.1%
Alcoa Corp.	5,326	266,992
Freeport-McMoRan, Inc.	9,342	371,812
Newmont Corp.	1,849	87,772
		726,576
Miscellaneous Manufacturing — 1.1%
3M Co.	6,953	875,869
A.O. Smith Corp.	5,563	337,896
Carlisle Cos., Inc.	1,773	466,494
Donaldson Co., Inc.	7,867	479,258
Eaton Corp. PLC	3,577	584,661
General Electric Co.	8,312	714,583
Illinois Tool Works, Inc.	3,411	775,900
ITT, Inc.	1,093	92,380
Parker-Hannifin Corp.	1,752	523,743
Teledyne Technologies, Inc.†	432	181,483
Textron, Inc.	8,739	623,790
Trane Technologies PLC	1,657	295,642
		5,951,699
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,111	300,281

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 3.1%
Antero Resources Corp.†	3,990	$ 145,834
APA Corp.	10,081	472,295
Chevron Corp.	18,419	3,376,387
ConocoPhillips	11,732	1,449,019
Coterra Energy, Inc.	4,985	139,131
Devon Energy Corp.	4,936	338,215
Diamondback Energy, Inc.	1,580	233,872
EOG Resources, Inc.	3,454	490,226
EQT Corp.	4,844	205,434
Exxon Mobil Corp.	43,043	4,792,408
Hess Corp.	1,094	157,438
HF Sinclair Corp.	4,922	306,837
Marathon Oil Corp.	22,003	673,952
Marathon Petroleum Corp.	7,812	951,580
Occidental Petroleum Corp.	9,702	674,192
Ovintiv, Inc.	4,126	230,066
PDC Energy, Inc.	3,199	237,750
Phillips 66	7,028	762,116
Pioneer Natural Resources Co.	1,267	298,999
Valero Energy Corp.	6,145	821,095
		16,756,846
Oil & Gas Services — 0.2%
Baker Hughes Co.	4,691	136,133
Halliburton Co.	7,195	272,619
NOV, Inc.	9,061	203,510
Schlumberger, Ltd.	6,733	347,086
		959,348
Packaging & Containers — 0.5%
Amcor PLC	15,603	192,697
AptarGroup, Inc.	1,807	191,795
Ardagh Group SA#†	10,044	112,242
Berry Global Group, Inc.	5,216	305,658
Crown Holdings, Inc.	1,236	101,612
Graphic Packaging Holding Co.	9,181	210,979
Packaging Corp. of America	1,711	232,508
Sealed Air Corp.	2,617	139,303
Silgan Holdings, Inc.	7,815	413,413
Sonoco Products Co.	3,817	234,249
WestRock Co.	12,819	486,096
		2,620,552
Pharmaceuticals — 6.2%
AbbVie, Inc.	24,468	3,943,752
AmerisourceBergen Corp.	3,098	528,798
Becton Dickinson & Co.	1,908	475,741
Bristol-Myers Squibb Co.	30,906	2,481,134
Cardinal Health, Inc.	9,632	772,197
Cigna Corp.	5,451	1,792,779
CVS Health Corp.	23,174	2,360,967
DexCom, Inc.†	1,086	126,280
Elanco Animal Health, Inc.†	23,711	305,161
Eli Lilly & Co.	10,497	3,895,227
Henry Schein, Inc.†	10,640	860,989
Jazz Pharmaceuticals PLC†	4,182	656,198
Johnson & Johnson	35,808	6,373,824
McKesson Corp.	2,711	1,034,734
Merck & Co., Inc.	25,702	2,830,304
Perrigo Co. PLC	6,492	209,237
Pfizer, Inc.	61,426	3,079,285
Premier, Inc., Class A	5,730	191,095
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Viatris, Inc.	83,663	$ 922,803
Zoetis, Inc.	4,862	749,429
		33,589,934
Pipelines — 0.6%
Antero Midstream Corp.	20,176	228,594
Cheniere Energy, Inc.	5,152	903,455
DT Midstream, Inc.	2,453	147,989
Kinder Morgan, Inc.	18,697	357,487
ONEOK, Inc.	3,067	205,244
Targa Resources Corp.	11,785	876,686
Williams Cos., Inc.	11,241	390,063
		3,109,518
Private Equity — 0.2%
Ares Management Corp., Class A	2,488	195,034
Blackstone, Inc.	7,912	724,186
Carlyle Group, Inc.	5,454	170,001
		1,089,221
Real Estate — 0.3%
CBRE Group, Inc., Class A†	9,202	732,479
Jones Lang LaSalle, Inc.†	5,188	872,466
		1,604,945
REITS — 2.4%
AGNC Investment Corp.	15,554	155,384
Alexandria Real Estate Equities, Inc.	1,373	213,653
American Homes 4 Rent, Class A	5,902	195,179
American Tower Corp.	2,026	448,252
Americold Realty Trust, Inc.	7,157	213,636
Annaly Capital Management, Inc.	13,236	286,824
Apartment Income REIT Corp.	2,774	105,551
AvalonBay Communities, Inc.	1,276	223,172
Brixmor Property Group, Inc.	8,790	203,752
Camden Property Trust	2,323	279,527
Cousins Properties, Inc.	6,210	163,820
Crown Castle, Inc.	2,746	388,367
CubeSmart	4,544	188,076
Digital Realty Trust, Inc.	1,468	165,091
Douglas Emmett, Inc.	12,826	222,146
EPR Properties	4,627	192,529
Equinix, Inc.	344	237,584
Equity LifeStyle Properties, Inc.	3,264	216,795
Equity Residential	2,967	192,440
Essex Property Trust, Inc.	762	167,930
Extra Space Storage, Inc.	2,618	420,686
First Industrial Realty Trust, Inc.	3,633	183,648
Gaming and Leisure Properties, Inc.	4,746	249,687
Healthcare Realty Trust, Inc.	4,356	89,429
Healthpeak Properties, Inc.	4,405	115,675
Highwoods Properties, Inc.	6,468	192,746
Host Hotels & Resorts, Inc.	15,374	291,184
Hudson Pacific Properties, Inc.	36,740	424,714
Invitation Homes, Inc.	6,616	215,880
Iron Mountain, Inc.	6,023	327,230
JBG SMITH Properties	5,916	121,929
Kilroy Realty Corp.	4,058	175,387
Lamar Advertising Co., Class A	1,391	139,295
Life Storage, Inc.	3,369	362,134
Medical Properties Trust, Inc.#	6,494	85,201
Mid-America Apartment Communities, Inc.	1,237	203,957
National Retail Properties, Inc.	3,170	146,961
Park Hotels & Resorts, Inc.	12,601	161,671

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Prologis, Inc.	5,046	$ 594,368
Public Storage	2,023	602,773
Rayonier, Inc.	4,068	145,960
Realty Income Corp.	4,794	302,358
Regency Centers Corp.	2,705	179,693
Rexford Industrial Realty, Inc.	3,086	170,625
Rithm Capital Corp.	17,962	162,556
SBA Communications Corp.	499	149,351
Simon Property Group, Inc.	1,071	127,920
SL Green Realty Corp.#	3,834	160,875
Starwood Property Trust, Inc.	6,258	133,984
Sun Communities, Inc.	1,424	209,186
UDR, Inc.	4,926	204,281
VICI Properties, Inc.	9,731	332,800
Vornado Realty Trust	7,287	184,288
Welltower, Inc.	2,773	196,966
Weyerhaeuser Co.	13,179	431,085
WP Carey, Inc.	2,677	210,948
		12,867,139
Retail — 7.4%
Advance Auto Parts, Inc.	3,593	542,507
AutoNation, Inc.†	10,335	1,280,610
AutoZone, Inc.†	752	1,939,408
Bath & Body Works, Inc.	13,167	559,597
Best Buy Co., Inc.	8,259	704,493
Burlington Stores, Inc.†	1,088	212,900
Casey's General Stores, Inc.	3,951	960,172
Chipotle Mexican Grill, Inc.†	77	125,276
Costco Wholesale Corp.	4,925	2,655,806
Darden Restaurants, Inc.	1,737	255,322
Dick's Sporting Goods, Inc.	5,664	677,301
Dollar General Corp.	3,903	997,919
Dollar Tree, Inc.†	4,700	706,363
Domino's Pizza, Inc.	1,977	768,519
Floor & Decor Holdings, Inc., Class A#†	1,674	124,931
GameStop Corp., Class A#†	5,620	147,300
Gap, Inc.	18,446	268,205
Genuine Parts Co.	7,357	1,348,759
Home Depot, Inc.	14,019	4,542,016
Kohl's Corp.	11,845	379,988
Leslie's, Inc.#†	29,890	436,394
Lithia Motors, Inc.	852	203,892
Lowe's Cos., Inc.	11,970	2,544,223
Lululemon Athletica, Inc.†	2,087	793,707
Macy's, Inc.	32,625	766,687
McDonald's Corp.	5,758	1,570,725
MSC Industrial Direct Co., Inc., Class A	7,723	662,865
Nordstrom, Inc.#	7,326	153,626
O'Reilly Automotive, Inc.†	2,329	2,013,514
Penske Automotive Group, Inc.	9,726	1,229,853
Petco Health & Wellness Co., Inc.†	11,806	130,338
Starbucks Corp.	5,327	544,419
Target Corp.	6,673	1,114,858
TJX Cos., Inc.	6,003	480,540
Tractor Supply Co.	5,245	1,186,996
Ulta Beauty, Inc.†	1,545	718,178
Victoria's Secret & Co.†	4,389	201,894
Walgreens Boots Alliance, Inc.	14,275	592,412
Walmart, Inc.	23,787	3,625,615
Wendy's Co.	4,185	94,414
Security Description	Shares or Principal Amount	Value

Retail (continued)
Williams-Sonoma, Inc.	5,638	$ 659,082
Yum! Brands, Inc.	7,732	994,799
		39,916,423
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	17,008	159,025
TFS Financial Corp.	9,616	131,258
		290,283
Semiconductors — 4.4%
Advanced Micro Devices, Inc.†	15,668	1,216,307
Allegro MicroSystems, Inc.†	11,893	370,348
Analog Devices, Inc.	3,966	681,795
Applied Materials, Inc.	13,772	1,509,411
Broadcom, Inc.	4,899	2,699,496
Cirrus Logic, Inc.†	11,371	849,528
Intel Corp.	38,168	1,147,712
KLA Corp.	2,046	804,385
Lam Research Corp.	1,531	723,214
Marvell Technology, Inc.	3,345	155,609
Microchip Technology, Inc.	6,006	475,615
Micron Technology, Inc.	12,385	713,995
MKS Instruments, Inc.	3,100	259,966
Monolithic Power Systems, Inc.	956	365,154
NVIDIA Corp.	29,303	4,958,947
ON Semiconductor Corp.†	16,390	1,232,528
Qorvo, Inc.†	3,734	370,600
QUALCOMM, Inc.	15,866	2,006,890
Skyworks Solutions, Inc.	3,097	296,135
Teradyne, Inc.	6,362	594,529
Texas Instruments, Inc.	12,090	2,181,761
		23,613,925
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	487,116
Software — 8.3%
Activision Blizzard, Inc.	3,046	225,252
Adobe, Inc.†	6,148	2,120,630
Akamai Technologies, Inc.†	4,818	457,036
ANSYS, Inc.†	308	78,324
Atlassian Corp., Class A†	2,978	391,756
Autodesk, Inc.†	2,759	557,180
Black Knight, Inc.†	2,817	174,626
Broadridge Financial Solutions, Inc.	1,852	276,152
Cadence Design Systems, Inc.†	6,631	1,140,797
Concentrix Corp.	5,016	613,858
Datadog, Inc., Class A†	972	73,658
DocuSign, Inc.†	3,787	178,254
Dropbox, Inc., Class A†	30,409	716,436
Electronic Arts, Inc.	4,681	612,181
Fair Isaac Corp.†	1,588	984,115
Fidelity National Information Services, Inc.	8,517	618,164
Fiserv, Inc.†	8,901	928,908
Guidewire Software, Inc.†	2,103	124,729
HubSpot, Inc.†	1,064	322,424
Intuit, Inc.	2,797	1,140,029
Jack Henry & Associates, Inc.	3,021	572,026
Manhattan Associates, Inc.†	4,155	523,281
Microsoft Corp.	93,102	23,754,044
MSCI, Inc.	174	88,362
New Relic, Inc.†	2,559	143,995
Nutanix, Inc., Class A†	14,188	400,953
Oracle Corp.	8,688	721,365

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paychex, Inc.	4,427	$ 549,081
Pegasystems, Inc.	4,890	177,263
Playtika Holding Corp.†	32,146	303,780
PTC, Inc.†	734	93,372
RingCentral, Inc., Class A†	1,914	70,933
Roper Technologies, Inc.	717	314,684
Salesforce, Inc.†	7,344	1,176,876
ServiceNow, Inc.†	2,020	840,926
Smartsheet, Inc., Class A†	3,056	93,941
SS&C Technologies Holdings, Inc.	12,937	695,493
Synopsys, Inc.†	2,382	808,784
Take-Two Interactive Software, Inc.†	442	46,715
Teradata Corp.†	25,032	854,843
Tyler Technologies, Inc.†	207	70,947
VMware, Inc., Class A†	4,329	525,930
Workday, Inc., Class A†	1,335	224,147
Zoom Video Communications, Inc., Class A†	2,623	197,853
		44,984,103
Telecommunications — 1.7%
Arista Networks, Inc.†	3,060	426,258
AT&T, Inc.	74,485	1,436,071
Ciena Corp.†	4,041	181,683
Cisco Systems, Inc.	48,058	2,389,444
Corning, Inc.	5,613	191,572
Juniper Networks, Inc.	10,290	342,040
Lumen Technologies, Inc.	50,275	275,004
Motorola Solutions, Inc.	2,807	764,065
Switch, Inc., Class A	9,918	339,692
T-Mobile US, Inc.†	3,836	581,001
Ubiquiti, Inc.#	2,070	621,062
Verizon Communications, Inc.	39,776	1,550,468
		9,098,360
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,396	150,517
Mattel, Inc.†	21,632	394,351
		544,868
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	6,193	620,662
CSX Corp.	13,194	431,312
Expeditors International of Washington, Inc.	4,830	560,570
FedEx Corp.	3,418	622,828
JB Hunt Transport Services, Inc.	1,401	257,630
Kirby Corp.†	5,995	418,391
Knight-Swift Transportation Holdings, Inc.	18,546	1,028,005
Landstar System, Inc.	4,692	811,622
Norfolk Southern Corp.	1,281	328,576
Old Dominion Freight Line, Inc.	1,356	410,339
RXO, Inc.†	5,709	108,471
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Schneider National, Inc., Class B	10,400	$ 267,904
Union Pacific Corp.	3,884	844,498
United Parcel Service, Inc., Class B	6,371	1,208,770
XPO Logistics, Inc.†	5,709	220,482
		8,140,060
Water — 0.1%
American Water Works Co., Inc.	1,828	277,417
Essential Utilities, Inc.	4,808	231,938
		509,355
Total Common Stocks (cost $452,943,206)		529,737,787
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
Vanguard Russell 1000 ETF (cost $5,817,175)	31,263	5,806,789
Total Long-Term Investment Securities (cost $458,760,381)		535,544,576
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 3.86%(1)(2) (cost $2,578,381)	2,578,381	2,578,381
TOTAL INVESTMENTS (cost $461,338,762)(3)	99.9%	538,122,957
Other assets less liabilities	0.1	512,587
NET ASSETS	100.0%	$538,635,544
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2022.
(2)	At November 30, 2022, the Fund had loaned securities with a total value of $3,439,899. This was secured by collateral of $2,578,381, which was received in cash and subsequently invested in short-term investments currently valued at $2,578,381 as reported in the Portfolio of Investments. Additional collateral of $1,028,580 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
Government National Mtg. Assoc.	1.75% to 2.50%	11/20/2051 to 02/20/2052	$ 6,878
United States Treasury Bills	0.00%	01/12/2023 to 02/09/2023	787
United States Treasury Notes/Bonds	0.13% to 6.13%	02/28/2023 to 02/15/2052	1,020,915
(3)	See Note 5 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$ 2,508,310	$112,242	$—	$ 2,620,552
Other Industries	527,117,235	—	—	527,117,235
Unaffiliated Investment Companies	5,806,789	—	—	5,806,789
Short-Term Investments	2,578,381	—	—	2,578,381
Total Investments at Value	$538,010,715	$112,242	$—	$538,122,957
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Systematic Value Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Insurance	10.0%
Oil & Gas	7.1
Banks	6.5
Pharmaceuticals	6.3
Healthcare-Products	6.2
REITS	5.6
Diversified Financial Services	5.2
Retail	4.0
Semiconductors	3.6
Commercial Services	3.4
Food	3.0
Software	2.7
Aerospace/Defense	2.7
Healthcare-Services	2.5
Chemicals	2.4
Transportation	2.1
Cosmetics/Personal Care	2.0
Computers	1.9
Internet	1.9
Telecommunications	1.6
Electronics	1.5
Agriculture	1.5
Miscellaneous Manufacturing	1.4
Iron/Steel	1.4
Machinery-Diversified	1.4
Electrical Components & Equipment	1.2
Beverages	1.2
Advertising	1.1
Gas	0.9
Electric	0.9
Media	0.9
Real Estate	0.9
Repurchase Agreements	0.8
Biotechnology	0.8
Household Products/Wares	0.5
Auto Parts & Equipment	0.4
Packaging & Containers	0.4
Leisure Time	0.3
Entertainment	0.3
Apparel	0.3
Hand/Machine Tools	0.3
Home Builders	0.2
Office/Business Equipment	0.2
Savings & Loans	0.2
Building Materials	0.1
Distribution/Wholesale	0.1
99.9%
*	Calculated as a percentage of net assets

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 1.1%
Omnicom Group, Inc.	65,664	$ 5,237,361
Aerospace/Defense — 2.7%
General Dynamics Corp.	16,445	4,150,553
Raytheon Technologies Corp.	74,025	7,307,748
TransDigm Group, Inc.	1,414	888,699
		12,347,000
Agriculture — 1.5%
Altria Group, Inc.	35,998	1,676,787
Philip Morris International, Inc.	51,956	5,178,454
		6,855,241
Apparel — 0.3%
Capri Holdings, Ltd.†	21,527	1,234,573
Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	45,909	1,951,592
Banks — 6.5%
Bank of New York Mellon Corp.	53,296	2,446,286
Citigroup, Inc.	132,850	6,431,269
East West Bancorp, Inc.	32,162	2,258,094
JPMorgan Chase & Co.	95,214	13,156,671
KeyCorp	188,128	3,538,688
State Street Corp.	6,432	512,437
US Bancorp	41,532	1,885,137
		30,228,582
Beverages — 1.2%
PepsiCo, Inc.	28,902	5,361,610
Biotechnology — 0.8%
Moderna, Inc.†	12,007	2,112,152
Vertex Pharmaceuticals, Inc.†	4,533	1,434,241
		3,546,393
Building Materials — 0.1%
Builders FirstSource, Inc.†	10,917	697,924
Chemicals — 2.4%
Albemarle Corp.	11,574	3,217,456
LyondellBasell Industries NV, Class A	49,740	4,228,398
Mosaic Co.	9,370	480,681
RPM International, Inc.	5,529	572,915
Westlake Corp.	24,177	2,602,654
		11,102,104
Commercial Services — 3.4%
Avis Budget Group, Inc.†	3,399	760,016
Clarivate PLC†	108,928	1,066,405
Dun & Bradstreet Holdings, Inc.	47,658	641,477
Equifax, Inc.	6,700	1,322,379
Global Payments, Inc.	23,703	2,459,897
Robert Half International, Inc.	7,677	604,794
S&P Global, Inc.	8,980	3,168,144
United Rentals, Inc.†	12,587	4,443,589
WEX, Inc.†	7,784	1,316,586
		15,783,287
Computers — 1.9%
CACI International, Inc., Class A†	3,029	945,957
Dell Technologies, Inc., Class C	25,051	1,122,034
International Business Machines Corp.	4,116	612,872
Security Description	Shares or Principal Amount	Value

Computers (continued)
Leidos Holdings, Inc.	13,019	$ 1,423,367
Science Applications International Corp.	45,053	4,960,786
		9,065,016
Cosmetics/Personal Care — 2.0%
Procter & Gamble Co.	61,216	9,130,978
Distribution/Wholesale — 0.1%
Core & Main, Inc., Class A†	23,207	482,706
Diversified Financial Services — 5.2%
Affiliated Managers Group, Inc.	26,131	4,191,935
Apollo Global Management, Inc.	37,171	2,579,296
Capital One Financial Corp.	11,879	1,226,388
Charles Schwab Corp.	20,212	1,668,298
CME Group, Inc.	6,178	1,090,417
Discover Financial Services	20,876	2,262,123
Intercontinental Exchange, Inc.	19,418	2,103,164
Nasdaq, Inc.	80,564	5,515,411
Synchrony Financial	33,150	1,245,777
Virtu Financial, Inc., Class A	102,682	2,277,487
		24,160,296
Electric — 0.9%
NRG Energy, Inc.	103,588	4,397,311
Electrical Components & Equipment — 1.2%
Emerson Electric Co.	58,010	5,555,618
Electronics — 1.5%
Arrow Electronics, Inc.†	38,395	4,175,072
National Instruments Corp.	44,838	1,839,255
nVent Electric PLC	25,895	1,036,059
		7,050,386
Entertainment — 0.3%
Penn Entertainment, Inc.†	35,501	1,249,280
Food — 3.0%
Campbell Soup Co.	27,512	1,476,569
General Mills, Inc.	47,888	4,084,846
Kellogg Co.	53,260	3,885,317
Mondelez International, Inc., Class A	63,421	4,287,894
		13,734,626
Gas — 0.9%
National Fuel Gas Co.	66,425	4,399,328
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.	9,393	1,231,516
Healthcare-Products — 6.2%
Abbott Laboratories	56,463	6,074,290
Align Technology, Inc.†	8,483	1,668,267
Danaher Corp.	29,508	8,067,782
Hologic, Inc.†	43,078	3,280,821
QuidelOrtho Corp.†	10,443	914,911
Thermo Fisher Scientific, Inc.	15,633	8,757,919
		28,763,990
Healthcare-Services — 2.5%
Centene Corp.†	11,248	979,138
Elevance Health, Inc.	6,600	3,517,272
Laboratory Corp. of America Holdings	2,580	621,006
Quest Diagnostics, Inc.	3,646	553,572

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Syneos Health, Inc.†	17,042	$ 601,242
UnitedHealth Group, Inc.	9,883	5,413,512
		11,685,742
Home Builders — 0.2%
NVR, Inc.†	210	974,192
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	18,067	2,450,427
Insurance — 10.0%
Aflac, Inc.	83,849	6,031,259
Arthur J. Gallagher & Co.	27,861	5,547,404
Berkshire Hathaway, Inc., Class B†	53,352	16,997,947
Brown & Brown, Inc.	53,147	3,167,030
Fidelity National Financial, Inc.	98,690	3,983,128
Globe Life, Inc.	14,559	1,746,498
Loews Corp.	49,467	2,876,506
MetLife, Inc.	70,872	5,435,882
Voya Financial, Inc.	11,500	758,770
		46,544,424
Internet — 1.9%
GoDaddy, Inc., Class A†	14,985	1,185,763
Meta Platforms, Inc., Class A†	64,973	7,673,311
		8,859,074
Iron/Steel — 1.4%
Nucor Corp.	14,641	2,195,418
Reliance Steel & Aluminum Co.	6,657	1,406,558
Steel Dynamics, Inc.	28,252	2,936,230
		6,538,206
Leisure Time — 0.3%
Brunswick Corp.	10,505	779,471
Polaris, Inc.	5,046	575,547
		1,355,018
Machinery-Diversified — 1.4%
Dover Corp.	10,758	1,527,098
Ingersoll Rand, Inc.	80,190	4,327,854
Middleby Corp.†	3,149	454,055
		6,309,007
Media — 0.9%
Altice USA, Inc., Class A†	150,313	685,427
DISH Network Corp., Class A†	54,282	871,226
Paramount Global, Class B	57,524	1,155,082
Warner Bros. Discovery, Inc.†	145,047	1,653,536
		4,365,271
Miscellaneous Manufacturing — 1.4%
3M Co.	49,659	6,255,544
Carlisle Cos., Inc.	1,407	370,196
		6,625,740
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	3,457	934,358
Oil & Gas — 7.1%
Chevron Corp.	39,610	7,260,909
ConocoPhillips	65,219	8,055,199
Coterra Energy, Inc.	25,181	702,802
Devon Energy Corp.	8,705	596,467
Exxon Mobil Corp.	71,284	7,936,760
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
HF Sinclair Corp.	37,509	$ 2,338,311
Marathon Oil Corp.	93,124	2,852,388
Marathon Petroleum Corp.	3,896	474,572
Pioneer Natural Resources Co.	1,881	443,897
Valero Energy Corp.	16,731	2,235,596
		32,896,901
Packaging & Containers — 0.4%
WestRock Co.	49,630	1,881,970
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	104,003	8,349,361
Henry Schein, Inc.†	23,919	1,935,525
Jazz Pharmaceuticals PLC†	17,307	2,715,641
McKesson Corp.	12,503	4,772,145
Pfizer, Inc.	229,589	11,509,297
		29,281,969
Real Estate — 0.9%
CBRE Group, Inc., Class A†	53,124	4,228,670
REITS — 5.6%
AGNC Investment Corp.	499,926	4,994,261
Healthcare Realty Trust, Inc.	141,553	2,906,083
Highwoods Properties, Inc.	57,753	1,721,039
Kimco Realty Corp.	108,912	2,496,263
Omega Healthcare Investors, Inc.	32,829	994,062
Park Hotels & Resorts, Inc.	92,893	1,191,817
Realty Income Corp.	78,123	4,927,218
SBA Communications Corp.	13,207	3,952,855
STORE Capital Corp.	70,244	2,240,784
WP Carey, Inc.	10,130	798,244
		26,222,626
Retail — 4.0%
Advance Auto Parts, Inc.	6,306	952,143
AutoNation, Inc.†	14,872	1,842,790
Macy's, Inc.	39,478	927,733
McDonald's Corp.	18,724	5,107,720
Walmart, Inc.	63,858	9,733,236
		18,563,622
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	97,240	909,194
Semiconductors — 3.6%
Analog Devices, Inc.	38,308	6,585,528
Microchip Technology, Inc.	39,915	3,160,869
ON Semiconductor Corp.†	9,442	710,038
Texas Instruments, Inc.	34,149	6,162,529
		16,618,964
Software — 2.7%
Activision Blizzard, Inc.	18,497	1,367,853
ANSYS, Inc.†	5,793	1,473,160
Black Knight, Inc.†	22,847	1,416,286
Doximity, Inc., Class A#†	39,119	1,329,655
Nutanix, Inc., Class A†	77,962	2,203,206
Oracle Corp.	40,692	3,378,657
Playtika Holding Corp.†	41,585	392,978
VMware, Inc., Class A†	8,180	993,788
		12,555,583

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications — 1.6%
Cisco Systems, Inc.	123,384	$ 6,134,653
Lumen Technologies, Inc.	245,775	1,344,389
		7,479,042
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	33,892	3,396,656
Expeditors International of Washington, Inc.	19,430	2,255,046
Knight-Swift Transportation Holdings, Inc.	16,158	895,638
Landstar System, Inc.	18,928	3,274,165
		9,821,505
Total Long-Term Investment Securities (cost $431,777,349)		460,668,223
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $3,720,707 and collateralized by $4,068,900 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $3,795,043 (cost $3,720,590)	$3,720,590	3,720,590
TOTAL INVESTMENTS (cost $435,497,939)(1)	99.9%	464,388,813
Other assets less liabilities	0.1	535,649
NET ASSETS	100.0%	$464,924,462
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2022, the Fund had loaned securities with a total value of $1,329,655. This was secured by collateral of $1,307,015 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities.
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2022
United States Treasury Bills	0.00%	12/15/2022 to 02/09/2023	$ 62,917
United States Treasury Notes/Bonds	0.13% to 6.13%	08/31/2023 to 02/15/2052	1,244,098
(1)	See Note 5 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$460,668,223	$ —	$—	$460,668,223
Repurchase Agreements	—	3,720,590	—	3,720,590
Total Investments at Value	$460,668,223	$3,720,590	$—	$464,388,813
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO PROFILE — November 30, 2022— (unaudited)

Industry Allocation*
Software	12.8%
Semiconductors	7.5
Diversified Financial Services	7.4
Retail	5.1
Oil & Gas	4.3
Insurance	4.0
Computers	4.0
Commercial Services	3.9
Healthcare-Products	3.8
Banks	3.8
Beverages	3.6
Electric	2.8
Biotechnology	2.7
Pharmaceuticals	2.7
Healthcare-Services	2.7
Telecommunications	2.7
Internet	2.6
Chemicals	2.4
Media	2.2
REITS	2.2
Food	2.0
Repurchase Agreements	2.0
Miscellaneous Manufacturing	1.3
Cosmetics/Personal Care	1.3
Transportation	1.2
Electronics	1.2
Machinery-Diversified	0.7
Household Products/Wares	0.7
Environmental Control	0.7
Machinery-Construction & Mining	0.6
Oil & Gas Services	0.5
Airlines	0.5
Real Estate	0.5
Packaging & Containers	0.5
Auto Manufacturers	0.4
Electrical Components & Equipment	0.3
Auto Parts & Equipment	0.3
Lodging	0.3
Short-Term Investments	0.3
Mining	0.3
Iron/Steel	0.2
Distribution/Wholesale	0.2
Pipelines	0.2
Energy-Alternate Sources	0.1
Gas	0.1
Apparel	0.1
Engineering & Construction	0.1
Toys/Games/Hobbies	0.1
99.9%
*	Calculated as a percentage of net assets

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Airlines — 0.5%
Delta Air Lines, Inc.†	97,554	$ 3,450,485
Apparel — 0.1%
VF Corp.	22,123	726,077
Auto Manufacturers — 0.4%
Cummins, Inc.	5,680	1,426,589
PACCAR, Inc.	14,332	1,517,902
		2,944,491
Auto Parts & Equipment — 0.3%
Aptiv PLC†	19,877	2,120,280
Banks — 3.8%
Bank of New York Mellon Corp.	35,536	1,631,102
Fifth Third Bancorp	14,312	520,384
First Republic Bank	11,160	1,424,128
Huntington Bancshares, Inc.	43,193	668,628
M&T Bank Corp.	12,152	2,066,083
Morgan Stanley	66,819	6,218,844
Northern Trust Corp.	2,463	229,330
PNC Financial Services Group, Inc.	26,230	4,413,460
Regions Financial Corp.	26,074	605,178
State Street Corp.	8,176	651,382
SVB Financial Group†	1,259	291,811
Truist Financial Corp.	92,882	4,347,806
US Bancorp	71,239	3,233,538
		26,301,674
Beverages — 3.6%
Coca-Cola Co.	187,040	11,897,615
Keurig Dr Pepper, Inc.	13,910	537,900
Monster Beverage Corp.†	10,712	1,101,836
PepsiCo, Inc.	62,189	11,536,681
		25,074,032
Biotechnology — 2.7%
Amgen, Inc.	19,789	5,667,569
Biogen, Inc.†	7,487	2,284,808
Bio-Rad Laboratories, Inc., Class A†	1,082	448,716
Illumina, Inc.†	3,569	778,327
Incyte Corp.†	15,488	1,233,929
Moderna, Inc.†	9,557	1,681,172
Regeneron Pharmaceuticals, Inc.†	4,021	3,022,586
Vertex Pharmaceuticals, Inc.†	12,182	3,854,385
		18,971,492
Chemicals — 2.4%
Air Products and Chemicals, Inc.	9,493	2,944,349
Albemarle Corp.	3,141	873,167
CF Industries Holdings, Inc.	7,191	777,994
Ecolab, Inc.	8,927	1,337,532
International Flavors & Fragrances, Inc.	3,042	321,905
Linde PLC	21,115	7,104,775
Mosaic Co.	11,847	607,751
PPG Industries, Inc.	4,259	575,902
Sherwin-Williams Co.	8,893	2,215,958
		16,759,333
Commercial Services — 3.9%
Automatic Data Processing, Inc.	21,256	5,614,560
Cintas Corp.	4,132	1,908,075
CoStar Group, Inc.†	16,212	1,313,820
Gartner, Inc.†	1,969	689,879
Global Payments, Inc.	10,049	1,042,885
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
MarketAxess Holdings, Inc.	1,448	$ 387,948
Moody's Corp.	13,291	3,964,307
PayPal Holdings, Inc.†	37,624	2,950,098
Robert Half International, Inc.	3,880	305,666
S&P Global, Inc.	20,111	7,095,161
Verisk Analytics, Inc.	10,844	1,992,151
		27,264,550
Computers — 4.0%
Cognizant Technology Solutions Corp., Class A	26,528	1,650,307
EPAM Systems, Inc.†	1,360	501,269
Fortinet, Inc.†	34,140	1,814,882
Hewlett Packard Enterprise Co.	434,831	7,296,464
HP, Inc.	199,988	6,007,639
NetApp, Inc.	88,719	5,998,292
Seagate Technology Holdings PLC	45,033	2,385,398
Western Digital Corp.†	70,844	2,603,517
		28,257,768
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	72,140	5,589,407
Estee Lauder Cos., Inc., Class A	14,688	3,463,284
		9,052,691
Distribution/Wholesale — 0.2%
Copart, Inc.†	5,322	354,232
LKQ Corp.	8,659	470,444
Pool Corp.	2,620	863,054
		1,687,730
Diversified Financial Services — 7.4%
American Express Co.	27,989	4,410,786
Ameriprise Financial, Inc.	5,482	1,819,750
BlackRock, Inc.	8,927	6,391,732
Cboe Global Markets, Inc.	4,814	610,608
Charles Schwab Corp.	53,651	4,428,354
CME Group, Inc.	20,259	3,575,713
Intercontinental Exchange, Inc.	32,640	3,535,238
Mastercard, Inc., Class A	30,394	10,832,422
Nasdaq, Inc.	27,036	1,850,885
Raymond James Financial, Inc.	10,089	1,179,404
T. Rowe Price Group, Inc.	13,206	1,649,561
Visa, Inc., Class A	53,810	11,676,770
		51,961,223
Electric — 2.8%
AES Corp.	12,969	375,064
Alliant Energy Corp.	3,881	218,500
CenterPoint Energy, Inc.	47,350	1,473,059
Consolidated Edison, Inc.	33,854	3,319,046
Eversource Energy	44,456	3,683,624
PPL Corp.	37,089	1,094,867
Sempra Energy	32,976	5,480,282
WEC Energy Group, Inc.	38,302	3,797,260
		19,441,702
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,159	592,325
Emerson Electric Co.	18,972	1,816,948
		2,409,273
Electronics — 1.2%
Agilent Technologies, Inc.	10,505	1,628,065
Amphenol Corp., Class A	34,550	2,778,856

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Fortive Corp.	245	$ 16,550
Keysight Technologies, Inc.†	9,031	1,633,618
Mettler-Toledo International, Inc.†	172	252,764
TE Connectivity, Ltd.	14,385	1,814,236
		8,124,089
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,233	1,036,467
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	4,766	603,090
Environmental Control — 0.7%
Republic Services, Inc.	10,074	1,403,208
Waste Management, Inc.	19,656	3,296,704
		4,699,912
Food — 2.0%
Campbell Soup Co.	6,184	331,895
General Mills, Inc.	51,633	4,404,295
Hormel Foods Corp.	23,720	1,114,840
J.M. Smucker Co.	2,921	449,863
Kellogg Co.	20,571	1,500,655
Kraft Heinz Co.	62,334	2,452,843
Kroger Co.	60,765	2,989,030
McCormick & Co., Inc.	7,853	668,919
		13,912,340
Forest Products & Paper — 0.0%
International Paper Co.	6,582	244,324
Gas — 0.1%
Atmos Energy Corp.	6,894	828,659
Healthcare-Products — 3.8%
Align Technology, Inc.†	1,187	233,435
Baxter International, Inc.	24,175	1,366,613
Danaher Corp.	28,207	7,712,076
Edwards Lifesciences Corp.†	27,791	2,146,855
Hologic, Inc.†	4,260	324,441
IDEXX Laboratories, Inc.†	2,332	993,129
ResMed, Inc.	4,404	1,013,801
Stryker Corp.	14,316	3,348,369
Thermo Fisher Scientific, Inc.	15,106	8,462,683
Zimmer Biomet Holdings, Inc.	5,908	709,551
		26,310,953
Healthcare-Services — 2.7%
Catalent, Inc.†	11,248	563,862
Centene Corp.†	26,905	2,342,080
Elevance Health, Inc.	12,206	6,504,822
HCA Healthcare, Inc.	8,650	2,077,903
Humana, Inc.	6,808	3,743,719
IQVIA Holdings, Inc.†	3,727	812,561
Laboratory Corp. of America Holdings	3,620	871,334
Molina Healthcare, Inc.†	4,386	1,477,073
Quest Diagnostics, Inc.	2,604	395,365
		18,788,719
Household Products/Wares — 0.7%
Avery Dennison Corp.	5,388	1,041,662
Church & Dwight Co., Inc.	7,328	599,943
Clorox Co.	1,570	233,381
Kimberly-Clark Corp.	23,402	3,174,013
		5,048,999
Security Description	Shares or Principal Amount	Value

Insurance — 4.0%
Aflac, Inc.	4,834	$ 347,710
Allstate Corp.	12,159	1,628,090
Aon PLC, Class A	8,674	2,674,021
Arch Capital Group, Ltd.†	4,366	261,567
Arthur J. Gallagher & Co.	12,119	2,413,014
Chubb, Ltd.	34,153	7,499,657
Marsh & McLennan Cos., Inc.	32,440	5,617,959
Progressive Corp.	34,449	4,552,436
Prudential Financial, Inc.	1,643	177,493
Travelers Cos., Inc.	14,385	2,730,417
W.R. Berkley Corp.	4,711	359,355
		28,261,719
Internet — 2.6%
Booking Holdings, Inc.†	1,761	3,661,911
eBay, Inc.	153,511	6,975,540
Etsy, Inc.†	22,217	2,934,644
Expedia Group, Inc.†	5,589	597,129
Gen Digital, Inc.	10,498	241,034
Netflix, Inc.†	11,080	3,385,272
VeriSign, Inc.†	1,006	201,009
		17,996,539
Iron/Steel — 0.2%
Nucor Corp.	11,311	1,696,084
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	14,720	2,099,366
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	17,143	4,052,777
Machinery-Diversified — 0.7%
Deere & Co.	9,182	4,049,262
Ingersoll Rand, Inc.	5,505	297,105
Otis Worldwide Corp.	3,139	245,124
Rockwell Automation, Inc.	2,409	636,506
		5,227,997
Media — 2.2%
Charter Communications, Inc., Class A†	3,407	1,333,125
Comcast Corp., Class A	166,759	6,110,050
FactSet Research Systems, Inc.	1,848	852,464
Walt Disney Co.†	68,764	6,729,933
Warner Bros. Discovery, Inc.†	66,879	762,420
		15,787,992
Mining — 0.3%
Newmont Corp.	39,076	1,854,938
Miscellaneous Manufacturing — 1.3%
Eaton Corp. PLC	15,786	2,580,222
Illinois Tool Works, Inc.	23,550	5,356,918
Parker-Hannifin Corp.	4,982	1,489,319
		9,426,459
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	41	11,081
Oil & Gas — 4.3%
Chevron Corp.	56,071	10,278,375
Coterra Energy, Inc.	16,607	463,501
Devon Energy Corp.	32,851	2,250,951
Diamondback Energy, Inc.	4,803	710,940
EOG Resources, Inc.	30,052	4,265,280
EQT Corp.	7,268	308,236
Hess Corp.	11,387	1,638,703

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Marathon Oil Corp.	15,823	$ 484,659
Marathon Petroleum Corp.	16,476	2,006,942
Occidental Petroleum Corp.	25,980	1,805,350
Phillips 66	17,197	1,864,843
Pioneer Natural Resources Co.	9,354	2,207,450
Valero Energy Corp.	13,706	1,831,396
		30,116,626
Oil & Gas Services — 0.5%
Baker Hughes Co.	15,268	443,078
Halliburton Co.	17,788	673,987
Schlumberger, Ltd.	46,407	2,392,281
		3,509,346
Packaging & Containers — 0.5%
Amcor PLC	94,399	1,165,828
Ball Corp.	15,312	858,697
Packaging Corp. of America	5,858	796,043
WestRock Co.	10,724	406,654
		3,227,222
Pharmaceuticals — 2.7%
DexCom, Inc.†	10,591	1,231,521
Eli Lilly & Co.	30,936	11,479,731
Zoetis, Inc.	39,628	6,108,260
		18,819,512
Pipelines — 0.2%
Kinder Morgan, Inc.	23,678	452,723
Williams Cos., Inc.	18,384	637,925
		1,090,648
Real Estate — 0.5%
CBRE Group, Inc., Class A†	41,378	3,293,689
REITS — 2.2%
American Tower Corp.	14,097	3,118,961
Crown Castle, Inc.	13,163	1,861,643
Digital Realty Trust, Inc.	813	91,430
Equinix, Inc.	3,526	2,435,232
Prologis, Inc.	34,534	4,067,760
Public Storage	7,646	2,278,202
Realty Income Corp.	15,996	1,008,868
SBA Communications Corp.	1,596	477,683
		15,339,779
Retail — 5.1%
AutoZone, Inc.†	564	1,454,556
Darden Restaurants, Inc.	2,637	387,613
Dollar General Corp.	10,328	2,640,663
Dollar Tree, Inc.†	7,748	1,164,447
Domino's Pizza, Inc.	839	326,145
Genuine Parts Co.	16,977	3,112,393
Home Depot, Inc.	31,061	10,063,453
Lowe's Cos., Inc.	23,124	4,915,006
O'Reilly Automotive, Inc.†	1,999	1,728,215
Ross Stores, Inc.	5,341	628,476
Target Corp.	17,051	2,848,711
TJX Cos., Inc.	38,366	3,071,198
Tractor Supply Co.	1,388	314,118
Ulta Beauty, Inc.†	1,111	516,437
Security Description	Shares or Principal Amount	Value

Retail (continued)
Walgreens Boots Alliance, Inc.	43,052	$ 1,786,658
Yum! Brands, Inc.	7,533	969,196
		35,927,285
Semiconductors — 7.5%
Advanced Micro Devices, Inc.†	51,536	4,000,740
Analog Devices, Inc.	24,259	4,170,365
Applied Materials, Inc.	34,104	3,737,798
Broadcom, Inc.	13,831	7,621,296
KLA Corp.	4,894	1,924,076
Lam Research Corp.	4,303	2,032,651
Microchip Technology, Inc.	15,215	1,204,876
Micron Technology, Inc.	30,588	1,763,398
Monolithic Power Systems, Inc.	676	258,205
NVIDIA Corp.	67,082	11,352,287
NXP Semiconductors NV	7,328	1,288,555
ON Semiconductor Corp.†	13,667	1,027,758
QUALCOMM, Inc.	34,739	4,394,136
Texas Instruments, Inc.	44,873	8,097,782
		52,873,923
Software — 12.8%
Adobe, Inc.†	15,762	5,436,787
Akamai Technologies, Inc.†	5,141	487,675
ANSYS, Inc.†	3,421	869,960
Autodesk, Inc.†	8,882	1,793,720
Cadence Design Systems, Inc.†	14,541	2,501,634
Electronic Arts, Inc.	14,337	1,874,993
Fidelity National Information Services, Inc.	31,380	2,277,560
Fiserv, Inc.†	33,974	3,545,527
Intuit, Inc.	11,237	4,580,089
Jack Henry & Associates, Inc.	4,174	790,347
Microsoft Corp.	177,157	45,199,837
MSCI, Inc.	2,820	1,432,081
Paychex, Inc.	19,708	2,444,383
Paycom Software, Inc.†	2,743	930,151
PTC, Inc.†	3,118	396,641
Roper Technologies, Inc.	5,178	2,272,572
Salesforce, Inc.†	35,318	5,659,710
ServiceNow, Inc.†	8,184	3,406,999
Synopsys, Inc.†	8,283	2,812,410
Take-Two Interactive Software, Inc.†	5,219	551,596
Tyler Technologies, Inc.†	1,068	366,046
		89,630,718
Telecommunications — 2.7%
Arista Networks, Inc.†	7,492	1,043,636
AT&T, Inc.	183,014	3,528,510
Cisco Systems, Inc.	153,920	7,652,902
Corning, Inc.	18,022	615,091
Motorola Solutions, Inc.	1,566	426,265
Verizon Communications, Inc.	140,074	5,460,085
		18,726,489
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	8,601	540,315
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	8,043	806,069
Expeditors International of Washington, Inc.	10,879	1,262,617
JB Hunt Transport Services, Inc.	6,155	1,131,843
Norfolk Southern Corp.	11,808	3,028,752
Old Dominion Freight Line, Inc.	7,225	2,186,357
		8,415,638

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2022 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
American Water Works Co., Inc.	162	$ 24,585
Total Long-Term Investment Securities (cost $551,557,757)		683,971,080
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
1.01%, 02/23/2023(1) (cost $1,895,522)	$ 1,900,000	1,881,710
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.13% dated 11/30/2022, to be repurchased 12/01/2022 in the amount of $13,818,192 and collateralized by $15,111,200 of United States Treasury Notes, bearing interest at 1.13% due 01/15/2025 and having an approximate value of $14,094,141 (cost $13,817,758)	13,817,758	13,817,758
TOTAL INVESTMENTS (cost $567,271,037)(2)	99.9%	699,670,548
Other assets less liabilities	0.1	845,480
NET ASSETS	100.0%	$700,516,028
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
82	Long	S&P 500 E-Mini Index	December 2022	$16,149,749	$16,733,125	$583,376
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2022 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$683,971,080	$ —	$—	$683,971,080
Short-Term Investments	—	1,881,710	—	1,881,710
Repurchase Agreements	—	13,817,758	—	13,817,758
Total Investments at Value	$683,971,080	$15,699,468	$—	$699,670,548
Other Financial Instruments:†
Futures Contracts	$ 583,376	$ —	$—	$ 583,376
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2022 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$6,993,324	$132,081,156	$693,349,387	$55,938,441	$2,268,875	$3,211,024,094
Investment securities, at value (affiliated)*†	629,905,994	–	–	–	309,319,022	–
Repurchase agreements (cost approximates value)	–	2,627,218	–	–	–	–
Cash	–	2,465	259	–	–	1,814,901
Foreign cash*	–	–	34	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:	–	–	–	–	–	–
Fund shares sold	34,614	68,437	46,669	68,454	1,318	80,805
Dividends and interest	28,715	403,914	481,422	36,479	20,843	18,584,379
Investments sold	–	226,763	1,289,413	–	–	3,192,378
Investments sold on an extended settlement basis	–	–	–	–	–	175,505
Receipts on swap contracts	–	–	–	–	–	–
Securities lending income	–	219	340	–	–	8,788
Prepaid expenses and other assets	22,616	10,918	19,059	9,086	16,760	75,403
Due from investment adviser for expense reimbursements/fee waivers	15,094	5,352	–	–	7,490	–
Variation margin on futures contracts	–	204,063	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	637,000,357	135,630,505	695,186,583	56,052,460	311,634,308	3,234,956,253

LIABILITIES:
Payable for:
Fund shares reacquired	291,116	7,302	211,962	1,320	233,763	577,460
Investments purchased	–	84,963	1,897,807	–	–	2,540,818
Investments purchased on an extended settlement basis	–	–	–	–	–	46,045,863
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	50,314	53,524	394,639	23,871	24,969	1,021,674
Administrative service fee	–	7,140	36,135	2,895	–	165,567
Transfer agent fees and expenses	498	97	220	383	189	1,080
Directors’ fees and expenses	18,259	5,832	15,374	5,639	10,978	81,736
Other accrued expenses	72,252	57,618	98,342	50,132	52,691	261,201
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–
Collateral upon return of securities loaned	–	840,863	–	–	–	15,134,305
Due to custodian	–	–	–	–	–	–
Due to broker	–	204,378	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	432,439	1,261,717	2,654,479	84,240	322,590	65,829,704

NET ASSETS	$636,567,918	$134,368,788	$692,532,104	$55,968,220	$311,311,718	$3,169,126,549

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$631,384	$132,871	$452,437	$30,129	$281,313	$3,267,290
Additional paid-in capital	602,107,264	132,376,389	423,900,018	17,614,814	322,086,742	3,479,873,866
Total accumulated earnings (loss)	33,829,270	1,859,528	268,179,649	38,323,277	(11,056,337)	(314,014,607)

NET ASSETS	$636,567,918	$134,368,788	$692,532,104	$55,968,220	$311,311,718	$3,169,126,549

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	63,138,423	13,287,059	45,243,679	3,012,887	28,131,298	326,728,951
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.08	$10.11	$15.31	$18.58	$11.07	$9.70

*Cost
Investment securities (unaffiliated)	$6,993,324	$137,763,717	$513,430,193	$46,485,807	$–	$3,547,051,475

Investment securities (affiliated)	$635,770,078	$–	$–	$–	$329,417,813	$–

Foreign cash	$–	$–	$34	$–	$–	$–

† Including securities on loan	$–	$828,751	$211,514	$–	$–	$27,695,401

See Notes To Financial Statements

226

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2022 (unaudited) — (continued)

	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$1,263,523,735	$28,173,521	$573,501,776	$418,644,577	$218,490,088	$128,082,750
Investment securities, at value (affiliated)*†	–	130,822,267	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	9,934,671
Cash	–	115	9,831,020	3,398,063	88,230	458,434
Foreign cash*	209,416	–	427,896	11,439	74,036	–
Cash collateral for futures contracts	–	–	422,000	–	1,595,474	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	151,389	–	–	–
Receivable for:	–	–	–	–	–	–
Fund shares sold	24,629	3,158	336,853	176,989	102	725,996
Dividends and interest	3,265,471	79,493	2,001,105	1,095,603	1,465,546	474,711
Investments sold	1,663,851	117,888	–	–	9,447	–
Investments sold on an extended settlement basis	–	526,471	–	–	19,743	–
Receipts on swap contracts	–	–	–	–	–	–
Securities lending income	4,358	–	2,255	1,818	5,112	–
Prepaid expenses and other assets	20,370	9,443	19,023	14,076	16,798	15,634
Due from investment adviser for expense reimbursements/fee waivers	110,559	1,268	–	–	10,311	–
Variation margin on futures contracts	–	178,875	194,040	–	35,578	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	790,570	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	1,268,822,389	159,912,499	586,887,357	423,342,565	222,601,035	139,692,196

LIABILITIES:
Payable for:
Fund shares reacquired	432,990	29,018	54,268	35,381	92,262	60,807
Investments purchased	1,227,263	378,931	–	–	716,467	–
Investments purchased on an extended settlement basis	–	620,660	–	–	225,708	3,250,650
Accrued foreign tax on capital gains	–	–	834,953	–	38,892	–
Investment advisory and management fees	690,958	31,882	346,688	248,005	85,927	58,433
Administrative service fee	67,039	1,505	29,673	22,653	11,463	7,795
Transfer agent fees and expenses	305	88	442	265	97	291
Directors’ fees and expenses	19,525	3,107	14,309	9,292	10,451	5,801
Other accrued expenses	147,581	42,429	212,880	112,546	127,200	48,719
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	596,250	–	–	261,550	–
Collateral upon return of securities loaned	–	–	3,721,486	3,227,528	4,670,293	–
Due to custodian	59	–	–	–	–	–
Due to broker	–	1,168,536	–	–	170,000	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	555,472	–
Swap premiums received	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	2,585,720	2,872,406	5,214,699	3,655,670	6,965,782	3,432,496

NET ASSETS	$1,266,236,669	$157,040,093	$581,672,658	$419,686,895	$215,635,253	$136,259,700

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$957,879	$159,529	$894,252	$627,098	$243,795	$144,311
Additional paid-in capital	1,017,332,201	162,058,642	608,372,699	494,896,924	237,073,537	156,856,560
Total accumulated earnings (loss)	247,946,589	(5,178,078)	(27,594,293)	(75,837,127)	(21,682,079)	(20,741,171)

NET ASSETS	$1,266,236,669	$157,040,093	$581,672,658	$419,686,895	$215,635,253	$136,259,700

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	95,787,880	15,952,927	89,425,217	62,709,763	24,379,479	14,431,070
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.22	$9.84	$6.50	$6.69	$8.84	$9.44

*Cost
Investment securities (unaffiliated)	$1,230,946,313	$31,849,081	$643,427,013	$478,013,372	$225,931,405	$141,403,656

Investment securities (affiliated)	$–	$136,962,288	$–	$–	$–	$–

Foreign cash	$207,953	$–	$420,221	$12,083	$73,661	$–

† Including securities on loan	$11,413,830	$–	$18,138,184	$7,155,489	$6,133,458	$–

See Notes To Financial Statements

227

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2022 (unaudited) — (continued)

	GROWTH FUND	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$879,205,341	$436,491,694	$793,491,419	$1,760,297,026	$81,007,978	$400,445,467
Investment securities, at value (affiliated)*†	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	2,461,672	45,854,421	29,806,944	–	–
Cash	327,477	1,063,255	762	52	3,246,634	4,925,486
Foreign cash*	1,708	439,500	23,542	9,435,257	137,886	400,698
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	801,000	–	–	–
Due from broker	5	379,244	87,223	77,353	–	–
Receivable for:	–	–	–	–	–	–
Fund shares sold	311	40	37,737	3,103,835	47	846,573
Dividends and interest	625,626	6,701,234	3,488,432	7,932,647	685,896	664,203
Investments sold	–	434,787	–	–	585,170	–
Investments sold on an extended settlement basis	–	4,627,830	22,490,673	–	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securities lending income	1,101	5,628	56	29,696	1,393	3,751
Prepaid expenses and other assets	7,701	25,391	40,386	31,982	12,472	23,805
Due from investment adviser for expense reimbursements/fee waivers	109,818	9,803	19,096	–	–	61,301
Variation margin on futures contracts	11,925	–	386,785	924,075	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	2,123,851	–	–	–
Unrealized appreciation on swap contracts	–	175,516	–	–	–	–

TOTAL ASSETS	880,291,013	452,815,594	868,845,383	1,811,638,867	85,677,476	407,371,284

LIABILITIES:
Payable for:
Fund shares reacquired	140,121	396,435	130,752	1,165,465	29,167	156,795
Investments purchased	–	2,513,556	–	–	754,665	–
Investments purchased on an extended settlement basis	–	260,000	60,789,091	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	1,121,154
Investment advisory and management fees	484,522	217,662	285,436	379,721	35,727	286,133
Administrative service fee	45,780	23,511	42,457	91,825	4,766	20,444
Transfer agent fees and expenses	162	474	305	484	226	523
Directors’ fees and expenses	29,545	19,939	13,014	33,006	5,962	17,667
Other accrued expenses	137,623	83,166	123,475	283,740	57,100	109,618
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	–	132,699	–	–	–
Collateral upon return of securities loaned	2,601,500	14,185,025	267,750	72,857,369	396,559	8,440,395
Due to custodian	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	90,014	6,591,898	–	–	–
Swap premiums received	–	87,857	–	–	–	–
Unrealized depreciation on swap contracts	–	–	541,769	–	–	–

TOTAL LIABILITIES	3,439,253	17,877,639	68,918,646	74,811,610	1,284,172	10,152,729

NET ASSETS	$876,851,760	$434,937,955	$799,926,737	$1,736,827,257	$84,393,304	$397,218,555

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$637,203	$635,174	$753,796	$2,432,210	$85,845	$342,654
Additional paid-in capital	633,591,750	471,425,978	818,760,980	1,579,668,812	115,098,907	324,035,707
Total accumulated earnings (loss)	242,622,807	(37,123,197)	(19,588,039)	154,726,235	(30,791,448)	72,840,194

NET ASSETS	$876,851,760	$434,937,955	$799,926,737	$1,736,827,257	$84,393,304	$397,218,555

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	63,720,297	63,517,351	75,379,581	243,220,963	8,584,542	34,265,398
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.76	$6.85	$10.61	$7.14	$9.83	$11.59

*Cost
Investment securities (unaffiliated)	$823,465,092	$479,892,053	$890,640,460	$1,622,807,953	$94,082,882	$380,541,255

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–

Foreign cash	$2,152	$435,973	$22,984	$9,062,452	$145,637	$394,272

† Including securities on loan	$2,710,514	$14,751,541	$261,386	$96,119,954	$6,769,784	$13,863,044

See Notes To Financial Statements

228

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2022 (unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$410,013,715	$299,575,361	$540,453,848	$677,456,621	$3,010,296,236	$624,495,070
Investment securities, at value (affiliated)*†	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	9,439,824	15,568,888	–	–	25,332,844	–
Cash	13,719,626	20	–	9,461,547	49	14,102,215
Foreign cash*	160,856	3,562,270	133,824	–	–	9
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	417,837	–
Receivable for:	–	–	–	–	–	–
Fund shares sold	523,664	1,718,723	188	637,528	60,506	799,599
Dividends and interest	1,547,208	1,564,066	2,149,827	653,863	3,033,105	516,014
Investments sold	620,715	–	2,453,412	–	5,554,630	3,210,305
Investments sold on an extended settlement basis	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securities lending income	3,563	1,282	5,570	–	37,090	1,504
Prepaid expenses and other assets	39,437	18,936	26,577	16,926	88,007	24,856
Due from investment adviser for expense reimbursements/fee waivers	6,190	–	29,466	–	–	–
Variation margin on futures contracts	–	394,605	–	–	551,490	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	436,074,798	322,404,151	545,252,712	688,226,485	3,045,371,794	643,149,572

LIABILITIES:
Payable for:
Fund shares reacquired	5,167	61,163	1,235,605	89,859	2,026,762	69,546
Investments purchased	297,078	–	–	882,705	18,792,092	512,394
Investments purchased on an extended settlement basis	–	–	–	–	–	–
Accrued foreign tax on capital gains	70,759	–	31,779	–	–	–
Investment advisory and management fees	272,796	119,573	295,889	339,143	639,041	330,067
Administrative service fee	22,059	15,951	28,077	35,345	159,532	33,266
Transfer agent fees and expenses	746	197	259	259	659	338
Directors’ fees and expenses	33,188	13,222	21,071	13,193	90,789	21,330
Other accrued expenses	151,937	90,036	152,288	88,334	253,143	98,564
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–
Collateral upon return of securities loaned	9,612,769	71,720	11,333,399	–	16,523,612	579,944
Due to custodian	–	–	–	–	–	–
Due to broker	–	33	26,531	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	10,466,499	371,895	13,124,898	1,448,838	38,485,630	1,645,449

NET ASSETS	$425,608,299	$322,032,256	$532,127,814	$686,777,647	$3,006,886,164	$641,504,123

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$283,046	$150,657	$557,816	$376,778	$1,104,588	$356,058
Additional paid-in capital	423,637,867	284,966,954	534,387,294	447,303,427	1,751,185,661	608,596,731
Total accumulated earnings (loss)	1,687,386	36,914,645	(2,817,296)	239,097,442	1,254,595,915	32,551,334

NET ASSETS	$425,608,299	$322,032,256	$532,127,814	$686,777,647	$3,006,886,164	$641,504,123

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	28,304,592	15,065,698	55,781,610	37,677,762	110,458,754	35,605,825
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.04	$21.38	$9.54	$18.23	$27.22	$18.02

*Cost
Investment securities (unaffiliated)	$419,395,471	$270,615,867	$562,835,055	$522,086,859	$2,234,751,311	$648,554,413

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–

Foreign cash	$159,364	$3,450,791	$132,991	$–	$–	$9

† Including securities on loan	$20,243,114	$68,525	$11,996,794	$–	$37,137,858	$5,546,200

See Notes To Financial Statements

229

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2022 (unaudited) — (continued)

	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$796,032,818	$7,633,783	$650,598,253	$1,845,880,614	$539,505,650	$906,686,076
Investment securities, at value (affiliated)*†	–	992,619,206	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	10,458,984	2,222,536	–	19,086,923
Cash	24,235	–	15	15,386,775	6,225,308	63
Foreign cash*	46	–	–	967,782	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	52,084	–	–	8
Receivable for:	–	–	–	–	–	–
Fund shares sold	97	156,342	520,243	463,530	23,325	77,263
Dividends and interest	1,243,448	68,565	604,793	1,314,902	185,196	1,049,573
Investments sold	6,345,923	–	–	6,010,737	794,245	705,811
Investments sold on an extended settlement basis	–	–	–	513,677	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securities lending income	800	–	18,464	3,715	4,635	90,348
Prepaid expenses and other assets	47,475	31,562	13,774	54,387	28,892	33,593
Due from investment adviser for expense reimbursements/fee waivers	–	23,869	25,814	58,094	13,033	36,186
Variation margin on futures contracts	–	–	631,350	–	–	606,340
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	803,694,842	1,000,533,327	662,923,774	1,872,876,749	546,780,284	928,372,184

LIABILITIES:
Payable for:
Fund shares reacquired	1,502,904	9,074	159,204	215,908	25,826	21,281
Investments purchased	2,112,569	–	–	71,268	723,130	–
Investments purchased on an extended settlement basis	–	–	–	–	–	53,157
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	453,096	79,564	198,187	1,255,053	351,639	222,025
Administrative service fee	43,121	–	34,435	96,872	28,975	48,272
Transfer agent fees and expenses	548	590	359	524	845	592
Directors’ fees and expenses	42,966	28,790	10,449	56,868	24,078	31,331
Other accrued expenses	117,483	91,353	173,505	200,434	105,093	204,051
Line of credit	300,000	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–
Collateral upon return of securities loaned	1,714,757	–	2,508,040	8,769,938	1,936,461	26,035,022
Due to custodian	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	6,287,444	209,371	3,084,179	10,666,865	3,196,047	26,615,731

NET ASSETS	$797,407,398	$1,000,323,956	$659,839,595	$1,862,209,884	$543,584,237	$901,756,453

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$384,345	$738,499	$345,301	$882,610	$368,064	$509,005
Additional paid-in capital	532,993,797	963,062,047	201,657,554	2,179,816,988	669,810,517	571,613,835
Total accumulated earnings (loss)	264,029,256	36,523,410	457,836,740	(318,489,714)	(126,594,344)	329,633,613

NET ASSETS	$797,407,398	$1,000,323,956	$659,839,595	$1,862,209,884	$543,584,237	$901,756,453

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	38,434,491	73,849,899	34,530,125	88,261,007	36,806,393	50,900,500
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.75	$13.55	$19.11	$21.10	$14.77	$17.72

*Cost
Investment securities (unaffiliated)	$707,941,531	$7,633,783	$298,420,632	$2,121,344,485	$663,917,896	$787,661,377

Investment securities (affiliated)	$–	$1,026,886,250	$–	$–	$–	$–

Foreign cash	$49	$–	$–	$953,932	$–	$–

† Including securities on loan	$1,713,376	$–	$2,462,753	$11,989,823	$6,386,727	$39,356,339

See Notes To Financial Statements

230

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2022 (unaudited) — (continued)

	SMALL CAP SPECIAL VALUES FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$216,412,720	$571,530,700	$4,955,234,553	$538,122,957	$460,668,223	$685,852,790
Investment securities, at value (affiliated)*†	–	–	6,920,075	–	–	–
Repurchase agreements (cost approximates value)	–	10,607,391	246,643,567	–	3,720,590	13,817,758
Cash	–	–	46,862	2,183,319	–	21,240
Foreign cash*	–	–	–	–	–	–
Cash collateral for futures contracts	–	948,000	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	–	89,459
Receivable for:	–	–	–	–	–	–
Fund shares sold	2,837	837	1,831,682	160,293	9,030	82,117
Dividends and interest	277,101	942,627	8,238,874	1,132,887	938,587	1,065,630
Investments sold	130,049	2,244,561	–	–	–	–
Investments sold on an extended settlement basis	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securities lending income	284	9,544	500	6,673	323	–
Prepaid expenses and other assets	11,899	32,476	138,632	26,157	23,847	43,312
Due from investment adviser for expense reimbursements/fee waivers	–	–	23,205	93,403	110,832	–
Variation margin on futures contracts	–	260,925	7,948,013	–	–	488,925
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	216,834,890	586,577,061	5,227,025,963	541,725,689	465,471,432	701,461,231

LIABILITIES:
Payable for:
Fund shares reacquired	155,865	913,727	182,069	66,553	157,262	650,858
Investments purchased	283,587	2,818,240	–	–	–	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	128,417	309,822	983,752	318,056	250,408	138,380
Administrative service fee	11,420	31,371	274,001	28,318	24,641	36,920
Transfer agent fees and expenses	305	826	680	445	229	167
Directors’ fees and expenses	6,282	23,361	157,875	21,876	18,592	38,210
Other accrued expenses	54,224	115,440	390,859	76,516	95,838	80,668
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–
Collateral upon return of securities loaned	720,224	3,069,135	1,101,880	2,578,381	–	–
Due to custodian	–	3,038	–	–	–	–
Due to broker	–	6,295	12	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	1,360,324	7,291,255	3,091,128	3,090,145	546,970	945,203

NET ASSETS	$215,474,566	$579,285,806	$5,223,934,835	$538,635,544	$464,924,462	$700,516,028

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$172,338	$426,498	$1,105,456	$211,429	$351,549	$336,482
Additional paid-in capital	166,274,780	470,626,397	1,464,770,981	426,495,469	409,274,154	394,601,333
Total accumulated earnings (loss)	49,027,448	108,232,911	3,758,058,398	111,928,646	55,298,759	305,578,213

NET ASSETS	$215,474,566	$579,285,806	$5,223,934,835	$538,635,544	$464,924,462	$700,516,028

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	17,233,825	42,649,773	110,545,557	21,142,899	35,154,942	33,648,225
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.50	$13.58	$47.26	$25.48	$13.23	$20.82

*Cost
Investment securities (unaffiliated)	$197,691,790	$543,469,892	$1,982,269,682	$461,338,762	$431,777,349	$553,453,279

Investment securities (affiliated)	$–	$–	$4,035,159	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–

† Including securities on loan	$815,121	$6,362,387	$1,734,958	$3,439,899	$1,329,655	$–

See Notes To Financial Statements

231

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended November 30, 2022 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$713,694	$1,692,005	$474,334	$–	$1,506,617
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	–	1,903	18,150	201	–	81,891
Interest (unaffiliated)	381,909	703,771	132,043	17,790	288,467	44,958,942

Total investment income*	381,909	1,419,368	1,842,198	492,325	288,467	46,547,450

EXPENSES:
Investment advisory and management fees	310,870	334,046	2,421,988	312,415	156,444	5,872,736
Administrative service fee	–	44,562	221,823	37,887	–	950,017
Transfer agent fees and expenses	1,681	603	1,441	1,595	892	3,639
Custodian fees	5,999	25,060	15,524	7,652	5,998	77,863
Reports to shareholders	32,835	7,446	38,137	5,487	17,151	109,038
Audit and tax fees	18,182	24,154	18,299	24,322	18,182	24,322
Legal fees	15,897	6,691	15,895	9,180	11,861	46,224
Directors’ fees and expenses	21,618	4,762	23,245	4,599	10,866	94,749
Interest expense	–	–	–	1,717	–	–
License fee	3,284	15	15	2,997	1,804	404
Other expenses	32,605	33,923	45,200	21,672	22,716	113,332

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	442,971	481,262	2,801,567	429,523	245,914	7,292,324

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(170,560)	(33,405)	(12,025)	(63,151)	(58,156)	(58,353)
Fees paid indirectly (Note 7)	–	(300)	–	–	–	–

Net expenses	272,411	447,557	2,789,542	366,372	187,758	7,233,971

Net investment income (loss)	109,498	971,811	(947,344)	125,953	100,709	39,313,479

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	(1,366,876)	(18,701,693)	16,816,455	–	(24,823,098)
Investments (affiliated)	(30,321,662)	–	–	–	(17,968,705)	–
Futures contracts	–	(25,629)	–	–	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	64	(4,174)	–	–	–

Net realized gain (loss) on investments and foreign currencies	(30,321,662)	(1,392,441)	(18,705,867)	16,816,455	(17,968,705)	(24,823,098)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	(2,071,791)	(29,241,235)	(23,800,157)	–	(127,632,682)
Investments (affiliated)	17,784,381	–	–	–	9,127,355	–
Futures contracts	–	(33,621)	–	–	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(444)	(3)	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	17,784,381	(2,105,856)	(29,241,238)	(23,800,157)	9,127,355	(127,632,682)

Net realized and unrealized gain (loss) on investments and foreign currencies	(12,537,281)	(3,498,297)	(47,947,105)	(6,983,702)	(8,841,350)	(152,455,780)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,427,783)	$(2,526,486)	$(48,894,449)	$(6,857,749)	$(8,740,641)	$(113,142,301)

* Net of foreign withholding taxes on interest and dividends of	–	3,766	10,570	–	–	464

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

232

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended November 30, 2022 (unaudited) — (continued)

	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$15,028,504	$–	$16,135,202	$7,600,948	$1,646,253	$–
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	14,265	–	29,902	29,015	22,249	794
Interest (unaffiliated)	55,218	282,607	17,849	52,262	1,774,712	2,913,829

Total investment income*	15,097,987	282,607	16,182,953	7,682,225	3,443,214	2,914,623

EXPENSES:
Investment advisory and management fees	4,195,608	199,397	2,210,684	1,755,594	541,698	475,037
Administrative service fee	406,868	9,760	190,017	161,595	72,263	63,370
Transfer agent fees and expenses	1,408	626	2,012	1,408	604	1,811
Custodian fees	39,311	11,500	197,137	33,300	84,896	10,899
Reports to shareholders	55,199	6,622	36,654	29,350	17,562	8,634
Audit and tax fees	18,299	18,644	23,994	18,976	25,217	21,489
Legal fees	25,812	9,847	16,533	15,733	13,162	10,408
Directors’ fees and expenses	40,710	5,592	18,831	17,773	7,567	6,859
Interest expense	36	–	8,260	5,276	4,114	–
License fee	24,222	148	4,399	12,780	2,265	15
Other expenses	55,720	18,919	57,689	47,855	59,230	23,670

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,863,193	281,055	2,766,210	2,099,640	828,578	622,192

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(670,996)	(28,913)	–	–	(65,004)	–
Fees paid indirectly (Note 7)	–	–	–	(20)	–	–

Net expenses	4,192,197	252,142	2,766,210	2,099,620	763,574	622,192

Net investment income (loss)	10,905,790	30,465	13,416,743	5,582,605	2,679,640	2,292,431

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	8,236,548	(1,538,416)	(35,547,052)	(29,322,768)	(12,159,773)	(9,077,221)
Investments (affiliated)	–	(1,647,543)	–	–	–	–
Futures contracts	–	646,841	(88,702)	–	(2,371,542)	–
Forward contracts	–	–	–	–	928,084	–
Swap contracts	–	–	–	–	(270,439)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(60,169)	–	(599,825)	11,269	57,660	–

Net realized gain (loss) on investments and foreign currencies	8,176,379	(2,539,118)	(36,235,579)	(29,311,499)	(13,816,010)	(9,077,221)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(16,559,570)	(564,237)	(43,814,816)	(44,563,523)	2,470,093	(3,920,972)
Investments (affiliated)	–	(999,606)	–	–	–	–
Futures contracts	–	(798,321)	267,135	–	(153,700)	–
Forward contracts	–	–	–	–	341,446	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,035)	–	78,138	33,498	28,282	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	(336,523)	–	14,941	–

Net unrealized gain (loss) on investments and foreign currencies	(16,560,605)	(2,362,164)	(43,806,066)	(44,530,025)	2,701,062	(3,920,972)

Net realized and unrealized gain (loss) on investments and foreign currencies	(8,384,226)	(4,901,282)	(80,041,645)	(73,841,524)	(11,114,948)	(12,998,193)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,521,564	$(4,870,817)	$(66,624,902)	$(68,258,919)	$(8,435,308)	$(10,705,762)

* Net of foreign withholding taxes on interest and dividends of	124,256	–	1,666,579	339,263	115,496	–

** Net of foreign withholding taxes on capital gains of	$–	$–	$177,943	$–	$34,177	$–

See Notes to Financial Statements

233

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended November 30, 2022 (unaudited) — (continued)

	GROWTH FUND	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,530,222	$–	$–	$16,532,942	$–	$1,183,842
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	4,800	34,329	511	135,074	11,940	15,315
Interest (unaffiliated)	107,470	12,869,856	22,728,002	255,501	1,667,874	32,077

Total investment income*	3,642,492	12,904,185	22,728,513	16,923,517	1,679,814	1,231,234

EXPENSES:
Investment advisory and management fees	3,233,649	1,372,205	1,835,899	2,118,331	303,750	1,758,085
Administrative service fee	307,016	148,385	274,785	505,116	40,520	125,649
Transfer agent fees and expenses	1,006	1,692	1,408	3,017	1,408	1,343
Custodian fees	33,888	18,432	72,565	142,830	11,820	58,612
Reports to shareholders	47,985	24,831	37,062	66,260	7,844	19,642
Audit and tax fees	18,297	24,322	22,521	23,994	24,337	23,112
Legal fees	20,020	13,418	18,457	28,281	9,830	13,164
Directors’ fees and expenses	33,521	15,515	28,966	50,972	4,578	13,119
Interest expense	4,010	3,064	28,187	32,441	45	–
License fee	22,383	271	148	197,113	5,921	2,839
Other expenses	74,280	34,166	46,486	84,873	22,754	47,639

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,796,055	1,656,301	2,366,484	3,253,228	432,807	2,063,204

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(736,470)	(140,722)	(123,591)	–	–	(376,759)
Fees paid indirectly (Note 7)	–	–	–	–	–	–

Net expenses	3,059,585	1,515,579	2,242,893	3,253,228	432,807	1,686,445

Net investment income (loss)	582,907	11,388,606	20,485,620	13,670,289	1,247,007	(455,211)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	204,367	(16,955,283)	(20,221,096)	(9,221,012)	(13,760,368)	(7,022,153)
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	(18,999)	–	5,348,028	(5,328,897)	–	–
Forward contracts	–	516,423	20,949,414	–	–	–
Swap contracts	–	116,977	607,471	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(15,343)	(18,052)	(137,717)	(524,747)	(38,970)	(53,622)

Net realized gain (loss) on investments and foreign currencies	170,025	(16,339,935)	6,546,100	(15,074,656)	(13,799,338)	(7,075,775)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(58,784,064)	(8,355,298)	(47,776,743)	(11,408,901)	2,585,455	(1,715,785)
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	11,736	–	(1,672,104)	7,254,258	–	–
Forward contracts	–	(75,508)	(9,786,056)	–	–	–
Swap contracts	–	175,516	(1,135,157)	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,776)	8,365	203,092	721,734	17,951	(92,698)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(255,615)

Net unrealized gain (loss) on investments and foreign currencies	(58,774,104)	(8,246,925)	(60,166,968)	(3,432,909)	2,603,406	(2,064,098)

Net realized and unrealized gain (loss) on investments and foreign currencies	(58,604,079)	(24,586,860)	(53,620,868)	(18,507,565)	(11,195,932)	(9,139,873)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(58,021,172)	$(13,198,254)	$(33,135,248)	$(4,837,276)	$(9,948,925)	$(9,595,084)

* Net of foreign withholding taxes on interest and dividends of	17,562	1,182	–	1,033,288	297	132,662

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$94,407

See Notes to Financial Statements

234

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended November 30, 2022 (unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,843,943	$3,132,055	$7,462,567	$3,403,386	$24,973,619	$2,607,125
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	38,985	3,231	23,851	–	880,867	11,860
Interest (unaffiliated)	143,338	54,318	223,427	44,366	132,741	93,448

Total investment income*	4,026,266	3,189,604	7,709,845	3,447,752	25,987,227	2,712,433

EXPENSES:
Investment advisory and management fees	1,860,703	714,505	1,879,162	2,186,337	3,938,782	2,180,039
Administrative service fee	150,956	95,315	179,087	227,873	986,840	221,447
Transfer agent fees and expenses	2,525	1,198	1,609	1,609	3,344	1,607
Custodian fees	36,981	29,492	62,637	17,063	57,531	24,201
Reports to shareholders	32,588	21,735	36,529	32,158	127,119	31,275
Audit and tax fees	24,322	19,181	23,112	18,297	19,179	18,297
Legal fees	14,191	14,801	15,936	17,044	45,585	16,623
Directors’ fees and expenses	15,641	9,934	18,601	24,288	104,622	24,291
Interest expense	7,704	9,738	–	6,909	12,730	2,266
License fee	3,133	1,864	3,276	12,911	14,864	15,854
Other expenses	75,725	38,143	51,570	42,097	146,002	52,880

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,224,469	955,906	2,271,519	2,586,586	5,456,598	2,588,780

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(66,565)	–	(187,947)	–	–	–
Fees paid indirectly (Note 7)	(741)	–	–	–	–	(11,601)

Net expenses	2,157,163	955,906	2,083,572	2,586,586	5,456,598	2,577,179

Net investment income (loss)	1,869,103	2,233,698	5,626,273	861,166	20,530,629	135,254

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(31,431,701)	(1,938,797)	(3,619,532)	14,796,120	79,575,645	(43,983,497)
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	–	(1,543,765)	–	–	(1,301,109)	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(454,188)	(68,230)	(369,145)	(12,286)	–	(2,768)

Net realized gain (loss) on investments and foreign currencies	(31,885,889)	(3,550,792)	(3,988,677)	14,783,834	78,274,536	(43,986,265)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(6,944,598)	(8,675,591)	(28,472,443)	(24,969,678)	(25,888,626)	43,115,282
Investments (affiliated)	–	–	–	–	–	–
Futures contracts	–	1,904,039	–	–	5,592,715	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	85,217	212,545	(35,357)	53	–	(165)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	17,869	–	210,264	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(6,841,512)	(6,559,007)	(28,297,536)	(24,969,625)	(20,295,911)	43,115,117

Net realized and unrealized gain (loss) on investments and foreign currencies	(38,727,401)	(10,109,799)	(32,286,213)	(10,185,791)	57,978,625	(871,148)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,858,298)	$(7,876,101)	$(26,659,940)	$(9,324,625)	$78,509,254	$(735,894)

* Net of foreign withholding taxes on interest and dividends of	398,458	226,734	350,145	15,985	–	31,683

** Net of foreign withholding taxes on capital gains of	$63,704	$–	$17,161	$–	$–	$–

See Notes to Financial Statements

235

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended November 30, 2022 (unaudited) — (continued)

	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,582,575	$–	$3,082,465	$4,667,122	$1,365,209	$7,254,339
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	2,858	–	128,476	123,503	35,966	712,046
Interest (unaffiliated)	6,595	958,119	83,468	385,353	16,988	97,983

Total investment income*	7,592,028	958,119	3,294,409	5,175,978	1,418,163	8,064,368

EXPENSES:
Investment advisory and management fees	2,828,582	493,632	1,321,487	8,393,806	2,037,423	1,361,072
Administrative service fee	269,678	–	230,908	648,831	167,780	296,251
Transfer agent fees and expenses	1,909	1,727	2,639	3,018	2,439	3,412
Custodian fees	27,048	5,992	16,330	88,964	39,171	64,548
Reports to shareholders	43,274	49,359	27,965	86,810	32,485	51,849
Audit and tax fees	24,322	18,183	19,179	18,297	24,322	19,179
Legal fees	18,598	20,719	16,696	33,223	13,924	19,085
Directors’ fees and expenses	27,581	34,157	24,907	69,299	16,672	29,753
Interest expense	43	–	5,046	1,216	–	5,373
License fee	16,233	5,075	168,850	15	11,716	81,036
Other expenses	41,684	44,127	44,176	130,389	45,423	61,931

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,298,952	672,971	1,878,183	9,473,868	2,391,355	1,993,489

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(74,367)	(117,435)	(82,140)	(321,502)	(172,100)	(72,086)
Fees paid indirectly (Note 7)	(1,456)	–	–	(29,377)	(11,828)	–

Net expenses	3,223,129	555,536	1,796,043	9,122,989	2,207,427	1,921,403

Net investment income (loss)	4,368,899	402,583	1,498,366	(3,947,011)	(789,264)	6,142,965

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	33,560,877	–	24,323,740	(234,907,299)	(30,179,871)	7,536,926
Investments (affiliated)	–	(35,994,638)	–	–	–	–
Futures contracts	–	–	(6,159,249)	–	–	(1,465,103)
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	537	–	–	(158,359)	–	–

Net realized gain (loss) on investments and foreign currencies	33,561,414	(35,994,638)	18,164,491	(235,065,658)	(30,179,871)	6,071,823

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(37,211,652)	–	(60,481,709)	82,661,032	31,768,492	950,259
Investments (affiliated)	–	13,512,653	–	–	–	–
Futures contracts	–	–	2,731,868	–	–	1,462,082
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,206)	–	–	(45,364)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(37,212,858)	13,512,653	(57,749,841)	82,615,668	31,768,492	2,412,341

Net realized and unrealized gain (loss) on investments and foreign currencies	(3,651,444)	(22,481,985)	(39,585,350)	(152,449,990)	1,588,621	8,484,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$717,455	$(22,079,402)	$(38,086,984)	$(156,397,001)	$799,357	$14,627,129

* Net of foreign withholding taxes on interest and dividends of	48,008	–	6,162	105,172	–	9,467

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

236

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended November 30, 2022 (unaudited) — (continued)

	SMALL CAP SPECIAL VALUES FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,475,590	$5,802,225	$43,493,345	$5,064,692	$6,238,696	$6,596,069
Dividends (affiliated)	–	–	79,013	–	–	–
Securities lending income	7,514	54,874	29,810	53,889	11,990	–
Interest (unaffiliated)	83,183	49,476	393,240	3,004	6,424	59,351

Total investment income*	2,566,287	5,906,575	43,995,408	5,121,585	6,257,110	6,655,420

EXPENSES:
Investment advisory and management fees	801,394	1,690,780	5,989,736	2,056,072	1,521,771	851,512
Administrative service fee	71,271	170,928	1,671,889	183,395	149,726	227,183
Transfer agent fees and expenses	1,408	2,253	4,221	2,003	1,399	993
Custodian fees	6,735	49,953	93,849	14,394	9,457	15,479
Reports to shareholders	12,246	30,748	217,167	21,234	16,505	35,346
Audit and tax fees	18,297	24,322	19,179	19,181	18,297	24,322
Legal fees	10,699	14,740	71,835	15,251	13,777	21,180
Directors’ fees and expenses	7,428	17,009	177,233	19,531	18,282	24,007
Interest expense	–	–	47,480	10	1,483	3,938
License fee	2,417	8,766	25,110	15	9,511	271
Other expenses	20,808	36,970	197,153	47,174	39,972	44,600

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	952,703	2,046,469	8,514,852	2,378,260	1,800,180	1,248,831

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	(73,242)	(1,197,587)	(604,900)	(673,431)	–
Fees paid indirectly (Note 7)	(1,646)	(21,831)	–	–	–	–

Net expenses	951,057	1,951,396	7,317,265	1,773,360	1,126,749	1,248,831

Net investment income (loss)	1,615,230	3,955,179	36,678,143	3,348,225	5,130,361	5,406,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,678,256	11,054,630	339,857,756	6,477,325	(10,338,618)	37,225,561
Investments (affiliated)	–	–	389,362	–	–	–
Futures contracts	–	(259,655)	(4,690,369)	–	–	(1,633,592)
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	3,678,256	10,794,975	335,556,749	6,477,325	(10,338,618)	35,591,969

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(9,529,741)	(7,978,085)	(430,974,779)	(14,471,163)	11,161,245	(37,931,171)
Investments (affiliated)	–	–	(41,587)	–	–	–
Futures contracts	–	473,760	17,019,562	–	–	1,306,671
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(9,529,741)	(7,504,325)	(413,996,804)	(14,471,163)	11,161,245	(36,624,500)

Net realized and unrealized gain (loss) on investments and foreign currencies	(5,851,485)	3,290,650	(78,440,055)	(7,993,838)	822,627	(1,032,531)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,236,255)	$7,245,829	$(41,761,912)	$(4,645,613)	$5,952,988	$4,374,058

* Net of foreign withholding taxes on interest and dividends of	4,069	9,979	10,189	772	–	618

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

237

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		CAPITAL APPRECIATION FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$109,498	$6,434,172	$971,811	$1,467,251	$(947,344)	$(4,258,525)	$125,953	$124,742
Net realized gain (loss) on investments and foreign currencies	(30,321,662)	69,730,013	(1,392,441)	6,692,832	(18,705,867)	110,219,213	16,816,455	11,890,691
Net unrealized gain (loss) on investments and foreign currencies	17,784,381	(130,417,463)	(2,105,856)	(12,552,662)	(29,241,238)	(301,527,448)	(23,800,157)	(21,255,029)

Net increase (decrease) in net assets resulting from operations	(12,427,783)	(54,253,278)	(2,526,486)	(4,392,579)	(48,894,449)	(195,566,760)	(6,857,749)	(9,239,596)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(56,175,238)	–	(21,012,385)	–	(131,758,532)	–	(7,462,951)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(10,062,903)	36,658,425	(4,311,872)	12,588,654	29,767,702	37,466,258	(70,497,825)	8,863,265

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,490,686)	(73,770,091)	(6,838,358)	(12,816,310)	(19,126,747)	(289,859,034)	(77,355,574)	(7,839,282)
NET ASSETS:
Beginning of period	659,058,604	732,828,695	141,207,146	154,023,456	711,658,851	1,001,517,885	133,323,794	141,163,076

End of period	$636,567,918	$659,058,604	$134,368,788	$141,207,146	$692,532,104	$711,658,851	$55,968,220	$133,323,794

See Notes to Financial Statements

238

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$100,709	$4,122,125	$39,313,479	$54,350,517	$10,905,790	$21,331,869	$30,465	$1,132,006
Net realized gain (loss) on investments and foreign currencies	(17,968,705)	22,922,049	(24,823,098)	(42,039,179)	8,176,379	214,907,782	(2,539,118)	15,917,344
Net unrealized gain (loss) on investments and foreign currencies	9,127,355	(55,435,584)	(127,632,682)	(265,015,210)	(16,560,605)	(194,865,994)	(2,362,164)	(30,100,212)

Net increase (decrease) in net assets resulting from operations	(8,740,641)	(28,391,410)	(113,142,301)	(252,703,872)	2,521,564	41,373,657	(4,870,817)	(13,050,862)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(27,633,572)	–	(59,698,714)	–	(22,282,324)	–	(23,460,669)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(10,644,540)	15,104,857	460,590,470	324,403,889	6,918,698	(123,997,575)	(7,459,667)	7,365,628

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,385,181)	(40,920,125)	347,448,169	12,001,303	9,440,262	(104,906,242)	(12,330,484)	(29,145,903)
NET ASSETS:
Beginning of period	330,696,899	371,617,024	2,821,678,380	2,809,677,077	1,256,796,407	1,361,702,649	169,370,577	198,516,480

End of period	$311,311,718	$330,696,899	$3,169,126,549	$2,821,678,380	$1,266,236,669	$1,256,796,407	$157,040,093	$169,370,577

See Notes to Financial Statements

239

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	EMERGING ECONOMIES FUND		GLOBAL REAL ESTATE FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,416,743	$26,021,195	$5,582,605	$8,878,576	$2,679,640	$4,960,527	$2,292,431	$3,118,374
Net realized gain (loss) on investments and foreign currencies	(36,235,579)	45,197,520	(29,311,499)	33,143,481	(13,816,010)	6,939,222	(9,077,221)	(56,441)
Net unrealized gain (loss) on investments and foreign currencies	(43,806,066)	(257,922,397)	(44,530,025)	(76,713,535)	2,701,062	(37,116,152)	(3,920,972)	(15,893,732)

Net increase (decrease) in net assets resulting from operations	(66,624,902)	(186,703,682)	(68,258,919)	(34,691,478)	(8,435,308)	(25,216,403)	(10,705,762)	(12,831,799)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(104,573,209)	–	(8,585,753)	–	(8,463)	–	(3,050,131)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	14,105,654	(139,936,654)	(57,186,224)	153,376,034	(11,105,919)	(27,010,389)	(12,922,701)	32,816,136

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,519,248)	(431,213,545)	(125,445,143)	110,098,803	(19,541,227)	(52,235,255)	(23,628,463)	16,934,206
NET ASSETS:
Beginning of period	634,191,906	1,065,405,451	545,132,038	435,033,235	235,176,480	287,411,735	159,888,163	142,953,957

End of period	$581,672,658	$634,191,906	$419,686,895	$545,132,038	$215,635,253	$235,176,480	$136,259,700	$159,888,163

See Notes to Financial Statements

240

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		HIGH YIELD BOND FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$582,907	$(1,274,403)	$11,388,606	$24,708,076	$20,485,620	$43,413,276	$13,670,289	$45,709,340
Net realized gain (loss) on investments and foreign currencies	170,025	187,660,868	(16,339,935)	6,460,824	6,546,100	34,200,081	(15,074,656)	18,274,395
Net unrealized gain (loss) on investments and foreign currencies	(58,774,104)	(373,036,086)	(8,246,925)	(61,628,108)	(60,166,968)	(94,337,030)	(3,432,909)	(246,071,266)

Net increase (decrease) in net assets resulting from operations	(58,021,172)	(186,649,621)	(13,198,254)	(30,459,208)	(33,135,248)	(16,723,673)	(4,837,276)	(182,087,531)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(297,026,710)	–	(18,654,826)	–	(61,814,022)	–	(46,567,231)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(70,957,019)	59,178,943	(67,088,035)	(34,258,450)	(35,944,931)	147,358,495	178,362,866	(107,329,774)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(128,978,191)	(424,497,388)	(80,286,289)	(83,372,484)	(69,080,179)	68,820,800	173,525,590	(335,984,536)
NET ASSETS:
Beginning of period	1,005,829,951	1,430,327,339	515,224,244	598,596,728	869,006,916	800,186,116	1,563,301,667	1,899,286,203

End of period	$876,851,760	$1,005,829,951	$434,937,955	$515,224,244	$799,926,737	$869,006,916	$1,736,827,257	$1,563,301,667

See Notes to Financial Statements

241

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND		INTERNATIONAL OPPORTUNITIES FUND		INTERNATIONAL SOCIALLY RESPONSIBLE FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,247,007	$2,807,950	$(455,211)	$(115,213)	$1,869,103	$4,718,497	$2,233,698	$7,389,920
Net realized gain (loss) on investments and foreign currencies	(13,799,338)	(6,608,934)	(7,075,775)	61,878,528	(31,885,889)	41,020,115	(3,550,792)	6,805,486
Net unrealized gain (loss) on investments and foreign currencies	2,603,406	(20,284,984)	(2,064,098)	(226,214,388)	(6,841,512)	(152,457,427)	(6,559,007)	(53,267,590)

Net increase (decrease) in net assets resulting from operations	(9,948,925)	(24,085,968)	(9,595,084)	(164,451,073)	(36,858,298)	(106,718,815)	(7,876,101)	(39,072,184)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(4,934,169)	–	(64,513,855)	–	(82,635,155)	–	(23,889,004)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(46,191,770)	(23,941,816)	(18,754,050)	11,617,126	(44,702,584)	(30,441,146)	12,309,130	(5,330,451)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,140,695)	(52,961,953)	(28,349,134)	(217,347,802)	(81,560,882)	(219,795,116)	4,433,029	(68,291,639)
NET ASSETS:
Beginning of period	140,533,999	193,495,952	425,567,689	642,915,491	507,169,181	726,964,297	317,599,227	385,890,866

End of period	$84,393,304	$140,533,999	$397,218,555	$425,567,689	$425,608,299	$507,169,181	$322,032,256	$317,599,227

See Notes to Financial Statements

242

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL VALUE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,626,273	$17,859,601	$861,166	$1,362,661	$20,530,629	$35,973,220	$135,254	$(1,222,220)
Net realized gain (loss) on investments and foreign currencies	(3,988,677)	51,152,114	14,783,834	66,855,456	78,274,536	360,165,231	(43,986,265)	103,473,716
Net unrealized gain (loss) on investments and foreign currencies	(28,297,536)	(154,600,643)	(24,969,625)	(87,172,252)	(20,295,911)	(654,053,686)	43,115,117	(234,759,869)

Net increase (decrease) in net assets resulting from operations	(26,659,940)	(85,588,928)	(9,324,625)	(18,954,135)	78,509,254	(257,915,235)	(735,894)	(132,508,373)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(11,017,251)	–	(77,654,551)	–	(323,636,311)	–	(82,951,314)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(50,451,399)	(32,416,339)	(14,445,036)	144,312,346	(289,122,661)	(65,588,261)	(95,119,495)	62,109,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,111,339)	(129,022,518)	(23,769,661)	47,703,660	(210,613,407)	(647,139,807)	(95,855,389)	(153,349,837)
NET ASSETS:
Beginning of period	609,239,153	738,261,671	710,547,308	662,843,648	3,217,499,571	3,864,639,378	737,359,512	890,709,349

End of period	$532,127,814	$609,239,153	$686,777,647	$710,547,308	$3,006,886,164	$3,217,499,571	$641,504,123	$737,359,512

See Notes to Financial Statements

243

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,368,899	$5,580,168	$402,583	$11,118,695	$1,498,366	$1,941,588	$(3,947,011)	$(16,913,078)
Net realized gain (loss) on investments and foreign currencies	33,561,414	146,289,783	(35,994,638)	107,306,369	18,164,491	84,351,010	(235,065,658)	240,556,953
Net unrealized gain (loss) on investments and foreign currencies	(37,212,858)	(147,496,637)	13,512,653	(191,960,634)	(57,749,841)	(144,071,251)	82,615,668	(878,332,925)

Net increase (decrease) in net assets resulting from operations	717,455	4,373,314	(22,079,402)	(73,535,570)	(38,086,984)	(57,778,653)	(156,397,001)	(654,689,050)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(60,541,269)	–	(91,287,471)	–	(77,357,782)	–	(597,222,179)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(74,440,638)	(13,510,555)	(22,834,588)	37,828,846	(45,874,046)	45,357,549	(90,259,778)	253,572,496

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,723,183)	(69,678,510)	(44,913,990)	(126,994,195)	(83,961,030)	(89,778,886)	(246,656,779)	(998,338,733)
NET ASSETS:
Beginning of period	871,130,581	940,809,091	1,045,237,946	1,172,232,141	743,800,625	833,579,511	2,108,866,663	3,107,205,396

End of period	$797,407,398	$871,130,581	$1,000,323,956	$1,045,237,946	$659,839,595	$743,800,625	$1,862,209,884	$2,108,866,663

See Notes to Financial Statements

244

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP GROWTH FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL CAP VALUE FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(789,264)	$(4,327,090)	$6,142,965	$8,534,654	$1,615,230	$1,657,608	$3,955,179	$3,786,633
Net realized gain (loss) on investments and foreign currencies	(30,179,871)	38,868,704	6,071,823	192,062,971	3,678,256	26,399,907	10,794,975	71,517,357
Net unrealized gain (loss) on investments and foreign currencies	31,768,492	(254,313,422)	2,412,341	(413,011,959)	(9,529,741)	(42,077,435)	(7,504,325)	(101,992,345)

Net increase (decrease) in net assets resulting from operations	799,357	(219,771,808)	14,627,129	(212,414,334)	(4,236,255)	(14,019,920)	7,245,829	(26,688,355)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(45,025,617)	–	(112,456,938)	–	(15,000,749)	–	(35,621,990)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	42,907,176	(62,539,577)	(39,102,914)	(197,439,623)	(16,302,160)	(14,725,936)	48,057,355	84,535,092

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,706,533	(327,337,002)	(24,475,785)	(522,310,895)	(20,538,415)	(43,746,605)	55,303,184	22,224,747
NET ASSETS:
Beginning of period	499,877,704	827,214,706	926,232,238	1,448,543,133	236,012,981	279,759,586	523,982,622	501,757,875

End of period	$543,584,237	$499,877,704	$901,756,453	$926,232,238	$215,474,566	$236,012,981	$579,285,806	$523,982,622

See Notes to Financial Statements

245

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		SYSTEMATIC CORE FUND		SYSTEMATIC VALUE FUND		U.S. SOCIALLY RESPONSIBLE FUND
	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022	For the Six Months Ended November 30, 2022 (unaudited)	For the Year Ended May 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$36,678,143	$67,378,777	$3,348,225	$4,821,975	$5,130,361	$7,995,354	$5,406,589	$8,498,624
Net realized gain (loss) on investments and foreign currencies	335,556,749	368,783,867	6,477,325	21,270,687	(10,338,618)	23,819,506	35,591,969	124,309,620
Net unrealized gain (loss) on investments and foreign currencies	(413,996,804)	(447,315,255)	(14,471,163)	(43,416,498)	11,161,245	(13,066,797)	(36,624,500)	(153,080,829)

Net increase (decrease) in net assets resulting from operations	(41,761,912)	(11,152,611)	(4,645,613)	(17,323,836)	5,952,988	18,748,063	4,374,058	(20,272,585)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(555,116,887)	–	(4,511,036)	–	(20,792,814)	–	(109,071,971)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(277,889,213)	74,802,891	(52,848,817)	(75,220,310)	(27,849,939)	(74,319,216)	(37,362,633)	33,596,209

TOTAL INCREASE (DECREASE) IN NET ASSETS	(319,651,125)	(491,466,607)	(57,494,430)	(97,055,182)	(21,896,951)	(76,363,967)	(32,988,575)	(95,748,347)
NET ASSETS:
Beginning of period	5,543,585,960	6,035,052,567	596,129,974	693,185,156	486,821,413	563,185,380	733,504,603	829,252,950

End of period	$5,223,934,835	$5,543,585,960	$538,635,544	$596,129,974	$464,924,462	$486,821,413	$700,516,028	$733,504,603

See Notes to Financial Statements

246

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad. The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 36 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Aggressive Growth Lifestyle Fund(1)	International Opportunities Fund
Asset Allocation Fund	International Socially Responsible Fund
Blue Chip Growth Fund	International Value Fund
Capital Appreciation Fund	Large Capital Growth Fund
Conservative Growth Lifestyle Fund(1)	Mid Cap Index Fund
Core Bond Fund	Mid Cap Strategic Growth Fund
Dividend Value Fund	Mid Cap Value Fund
Dynamic Allocation Fund(2)	Moderate Growth Lifestyle Fund(1)
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Growth Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
High Yield Bond Fund	Small Cap Value Fund
Inflation Protected Fund	Stock Index Fund
International Equities Index Fund	Systematic Core Fund
International Government Bond Fund	Systematic Value Fund
International Growth Fund	U.S. Socially Responsible Fund

(1)	The Lifestyle Funds represent “Fund of Funds” which invest in VCI mutual funds.
(2)

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of VC I mutual funds, (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of Blue Chip Growth Fund, Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund and Science & Technology Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

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Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of November 30, 2022, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.

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Derivative Instruments

Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is

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recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap

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agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2022, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2022. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2022, please refer to the Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts
Fund	Asset Derivatives				Liability Derivatives
Global Strategy	$35,578	$—	$—	$—	$40,937	$—	$—	$—
Inflation Protected	386,785	—	—	—	132,699	541,769	—	—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
Asset Allocation	$204,063	$—	$—	$—	$—	$—	$—	$—
Dynamic Allocation	178,875	—	943,070	—	596,250	—	—	—
Emerging Economies	194,040	—	—	—	—	—	—	—
Global Strategy	—	—	—	—	220,613	—	—	—
Growth	11,925	—	—	—	—	—	—	—
International Equities Index	924,075	—	—	—	—	—	—	—
International Socially Responsible	394,605	—	—	—	—	—	—	—
Mid Cap Index	551,490	—	—	—	—	—	—	—
Nasdaq-100® Index	631,350	—	—	—	—	—	—	—
Small Cap Index	606,340	—	—	—	—	—	—	—
Small Cap Value	260,925	—	—	—	—	—	—	—
Stock Index	7,948,013	—	—	—	—	—	—	—
U.S. Socially Responsible	488,925	—	—	—	—	—	—	—

	Credit Contracts
	Asset Derivatives				Liability Derivatives
Global Strategy	$—	$—	$—	$—	$—	$—	$—	$—
High Yield Bond	—	175,516	—	—	—	—	—	—
Inflation Protected	—	—	—	—	—	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
Global Strategy	$—	$—	$—	$790,570	$—	$—	$—	$555,472
High Yield Bond	—	—	—	—	—	—	—	90,014
Inflation Protected	—	—	—	2,123,851	—	—	—	6,591,898
International Growth	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts

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(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Asset Allocation	$(290)
Dynamic Allocation	(666,213)
Emerging Economies	242,256
Global Strategy	(402,979)
Growth	(507)
Inflation Protected	(350,454)
International Equities Index	5,521,838
International Socially Responsible	1,697,090
Mid Cap Index	2,293,457
Nasdaq-100® Index	692,643
Small Cap Index	349,637
Small Cap Value	173,161
Stock Index	15,109,592
U.S. Socially Responsible	583,376

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Global Strategy	$(2,742,401)	$—	$—	$—	$—
Inflation Protected	5,348,028	607,471	—	—	—

	Equity Contracts
Asset Allocation	$(25,629)	$—	$—	$—	$—
Dynamic Allocation	646,841	—	—	(624,224)	—
Emerging Economies	(88,702)	—	—	—	—
Global Strategy	370,859	—	—	—	—
Growth	(18,999)	—	—	—	—
International Equities Index	(5,328,897)	—	—	—	—
International Socially Responsible	(1,543,765)	—	—	—	—
Mid Cap Index	(1,301,109)	—	—	—	—
Nasdaq-100® Index	(6,159,249)	—	—	—	—
Small Cap Index	(1,465,103)	—	—	—	—
Small Cap Value	(259,655)	—	—	—	—
Stock Index	(4,690,369)	—	—	—	—
U.S. Socially Responsible	(1,633,592)	—	—	—	—

	Credit Contracts
Global Strategy	$—	$(270,439)	$—	$—	$—
High Yield Bond	—	116,977	—	—	—
Inflation Protected	—	—	—	—	—

	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$—	$928,084
High Yield Bond	—	—	—	—	516,423
Inflation Protected	—	—	—	—	20,949,414
International Growth	—	—	—	(647,722)	—

252

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Global Strategy	$7,436	$—	$—	$—	$—
Inflation Protected	(1,672,104)	(987,366)	—	—	—

	Equity Contracts
Asset Allocation	$(33,621)	$—	$—	$—	$—
Dynamic Allocation	(798,321)	—	—	(160,230)	—
Emerging Economies	267,135	—	—	—	—
Global Strategy	(161,136)	—	—	—	—
Growth	11,736	—	—	—	—
International Equities Index	7,254,258	—	—	—	—
International Socially Responsible	1,904,039	—	—	—	—
Mid Cap Index	5,592,715	—	—	—	—
Nasdaq-100® Index	2,731,868	—	—	—	—
Small Cap Index	1,462,082	—	—	—	—
Small Cap Value	473,760	—	—	—	—
Stock Index	17,019,562	—	—	—	—
U.S. Socially Responsible	1,306,671	—	—	—	—

	Credit Contracts
Global Strategy	$—	$—	$—	$—	$—
High Yield Bond	—	175,516	—	—	—
Inflation Protected	—	(147,791)	—	—	—

	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$—	$341,446
High Yield Bond	—	—	—	—	(75,508)
Inflation Protected	—	—	—	—	(9,786,056)
International Growth	—	—	—	621,272	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

253

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2022.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(2)	Foreign Forward Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Written Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)
Asset Allocation	$396,494	$—	$—	$—	$—	$—	$—
Dynamic Allocation	19,979,479	—	—	1,293,256	—	—	—
Emerging Economies	1,203,563	—	—	—	—	—	—
Global Strategy	29,457,864	35,333,156	—	—	—	—	3,564,433
Growth	390,754	—	—	—	—	—	—
High Yield Bond	—	8,445,042	—	—	—	—	2,270,833
Inflation Protected	295,188,883	306,294,363	—	—	—	87,000,000	10,805,608
International Equities Index	77,552,804	—	—	—	—	—	—
International Growth	—	—	55	—	—	—	—
International Socially Responsible	18,642,317	—	—	—	—	—	—
Mid Cap Index	47,894,040	—	—	—	—	—	—
Nasdaq-100® Index	21,524,429	—	—	—	—	—	—
Small Cap Index	29,063,793	—	—	—	—	—	—
Small Cap Value	13,157,030	—	—	—	—	—	—
Stock Index	116,121,731	—	—	—	—	—	—
U.S. Socially Responsible	19,879,138	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table represents the Fund’s objectives for using derivative instruments the for the six months ended November 30, 2022:

	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	—	—	—	—
Dynamic Allocation	1	—	1	—	—
Emerging Economies	1	—	—	—	—
Global Strategy	1, 2	3	—	—	4, 5
Growth	1	—	—	—	—
High Yield Bond	—	3	—	—	4, 5
Inflation Protected	1, 2	3	—	2	4, 5
International Equities Index	1	—	—	—	—
International Growth	—	—	6	—	—
International Socially Responsible	1	—	—	—	—
Mid Cap Index	1	—	—	—	—
Nasdaq-100® Index	1	—	—	—	—
Small Cap Index	1	—	—	—	—
Small Cap Value	1	—	—	—	—
Stock Index	1	—	—	—	—
U.S. Socially Responsible	1	—	—	—	—

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.

254

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of November 30, 2022. The repurchase agreements held by the Funds and the securities on loan as of November 30, 2022, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$108,815	$108,815	$—	$—	$—	$—	$108,815	$—	$108,815
Citibank, N.A.	—	—	328,191	328,191	—	—	—	—	328,191	(300,000)	28,191
Goldman Sachs International	—	—	76,038	76,038	—	—	—	—	76,038	(76,038)	—
UBS AG	—	—	430,026	430,026	—	—	—	—	430,026	(430,026)	—

Total	$—	$—	$943,070	$943,070	$—	$—	$—	$—	$943,070	$(806,064)	$137,006

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$—	$—	$1,620	$—	$—	$1,620	$ (1,620)	$—	$(1,620)
HSBC Bank USA	260,571	—	—	260,571	190,404	—	—	190,404	70,167	—	70,167
JPMorgan Chase Bank, N.A.	529,999	—	—	529,999	363,448	—	—	363,448	166,551	(166,551)	—

Total	$790,570	$—	$—	$790,570	$555,472	$—	$—	$555,472	$235,098	$(166,551)	$68,547

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
UBS AG	$—	$—	$—	$—	$90,014	$—	$—	$90,014	$(90,014)	$—	$(90,014)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$214,205	$436,394	$—	$650,599	$ (650,599)	$650,599	$ —
CitiBank, N.A.	—	—	—	—	486,639	—	—	486,639	(486,639)	—	(486,639)
Commonwealth Bank of Australia	—	—	—	—	160,290	—	—	160,290	(160,290)	—	(160,290)
Deutsche Bank AG	60,978	—	—	60,978	1,746,174	—	—	1,746,174	(1,685,196)	—	(1,685,196)

255

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$117,254	$—	$—	$117,254	$134,714	$105,375	$—	$240,089	$(122,835)	$10,000	$(112,835)
HSBC Bank PLC	51,369	—	—	51,369	—	—	—	—	51,369	—	51,369
Morgan Stanley & Co. International PLC	—	—	—	—	81,294	—	—	81,294	(81,294)	—	(81,294)
NatWest Markets PLC	—	—	—	—	656,438	—	—	656,438	(656,438)	—	(656,438)
State Street Bank & Trust Company	230,734	—	—	230,734	—	—	—	—	230,734	—	230,734
Toronto Dominion Bank	1,290,891	—	—	1,290,891	2,466,336	—	—	2,466,336	(1,175,445)	—	(1,175,445)
UBS AG	372,625	—	—	372,625	645,808	—	—	645,808	(273,183)	—	(273,183)

Total	$2,123,851	$—	$—	$2,123,851	$6,591,898	$541,769	$—	$7,133,667	$ (5,009,816)	$660,599	$(4,349,217)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

256

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund, and the Moderate Growth Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund and Moderate Growth Lifestyle Fund, the expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually.

257

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk

A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates (e.g. SOFR, which is intended to replace the U.S. dollar LIBOR). It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or net asset value.

Recent Accounting and Regulatory Developments

In March 2020, the FASB issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of USD LIBOR, the FASB issued ASU No. 2022-06, “Reference Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 and ASU 2022-06 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and had a compliance date of September 8, 2022. Adoption of the Rule had no material impact on the Funds.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund(1)	0.10%
Asset Allocation Fund(2)	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Blue Chip Growth Fund(3)	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund(4)	0.10%

258

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Dividend Value Fund(5)	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Dynamic Allocation Fund(6)	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Global Strategy Fund(7)	0.50% on the first $500 million
0.46% on assets over $500 million
Government Securities Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on the next $500 million
0.35% on assets over $1 billion
Growth Fund(8)	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
Inflation Protected Fund(9)	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
International Government Bond Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on the next $500 million
0.35% on assets over $1 billion
International Growth Fund(10)	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
International Socially Responsible Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
International Value Fund(11)	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion

259

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Index Fund	0.35% on the first $500 million
0.25% on the next $2.5 billion
0.20% on the next $2 billion
0.15% on assets over $5 billion
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund(12)	0.10%
Nasdaq-100® Index Fund(13)	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Science & Technology Fund(14)	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Growth Fund(15)	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Index Fund(16)	0.35% on the first $500 million
0.25% on the next $2.5 billion
0.20% on the next $2 billion
0.15% on assets over $5 billion
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Stock Index Fund	0.35% on the first $500 million
0.25% on the next $2.5 billion
0.20% on the next $2 billion
0.15% on assets over $5 billion
Systematic Core Fund(17)	0.75% on the first $500 million
0.725% on assets over $500 million
Systematic Value Fund(18)	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

(1)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2022, VALIC has contractually agreed to waive the Aggressive Growth Lifestyle Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.07% of the Fund’s average daily net assets.

(2)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Asset Allocation Fund’s advisory fees in order that such fees equal: 0.45% on the first $300 million of the Fund’s average monthly net assets, 0.425% on the next $200 million of the Fund’s average monthly net assets and 0.40% on average monthly net assets over $500 million.

(3)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Blue Chip Growth Fund’s advisory fees in order that such fees equal: 0.75% of the Fund’s average daily net assets on Fund’s first $250 million; 0.725% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.70% of the Fund’s average daily net assets on the Fund’s next $300 million; 0.36% of the Fund’s average daily net assets on the Fund’s next $200 million; and 0.65% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

260

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

(4)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2022, VALIC has contractually agreed to waive the Conservative Growth Lifestyle Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.07% of the Fund’s average daily net assets.

(5)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Dividend Value Fund’s advisory fees in order that such fees equal: 0.64% of the Fund’s average daily net assets on Fund’s first $250 million; 0.61% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.56% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.51% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(6)

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

(7)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Global Strategy Fund’s advisory fees in order that such fees equal: 0.44% on the first $500 million and 0.40% on assets over $500 million.

(8)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.57% of the average daily net assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter.

(9)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Inflation Protected Fund’s advisory fees in order that such fees equal: 0.47% on the first $250 million of the Fund’s average monthly net assets, 0.42% on the next $250 million of the Fund’s average monthly net assets and 0.37% on average monthly net assets over $500 million.

(10)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

(11)

Pursuant to an Advisory Fee Wavier Agreement, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

(12)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2022, VALIC has contractually agreed to waive the Moderate Growth Lifestyle Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.07% of the Fund’s average daily net assets.

(13)

Pursuant to an Advisory Fee Waiver effective October 1, 2022, VALIC has contractually agreed to waive the Nasdaq-100® Index Fund’s advisory fees in order that such fees equal: 0.35% on the first $250 million of the Fund’s average daily net assets, 0.33% on the next $250 million of the Fund’s average daily net assets and 0.31% on average daily net assets over $500 million.

(14)

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement effective October 1, 2022, VALIC has contractually agreed to waive the Science & Technology Fund’s advisory fees in order that such fees equal: 0.86% on the first $500 million of the Fund’s average daily net assets and 0.81% on average daily net assets over $500 million. Prior to October 1, 2022, VALIC agreed to waive the Science & Technology Fund’s advisory fees in order that such fees equal: 0.87% of the Fund’s average daily net assets on Fund’s first $500 million and 0.82% of the Fund’s net average daily net assets when the Fund’s assets exceed $500 million.

(15)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Small Cap Growth Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets when the Fund’s assets exceed $100 million.

(16)

Pursuant to an Advisory Fee Waiver Agreement effective October 1, 2022, VALIC has contractually agreed to waive the Small Cap Index Fund’s advisory fees in order that such fees equal: 0.30% on the first $500 million of the Fund’s average daily net assets, 0.20% on the next 2.5 billion of the Fund’s average daily net assets, 0.15% on the next $2.0 billion of the Fund’s average daily net assets and 0.10% on average daily net assets over $5.0 billion.

(17)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Systematic Core Fund’s advisory fees in order that such fees equal: 0.53% on the first $500 million and 0.505% on assets over $500 million.

(18)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Systematic Value Fund’s advisory fees in order that such fees equal: 0.40% of the Fund’s average daily net assets on Fund’s first $250 million; 0.35% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.30% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.25% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

For the six months ended November 30, 2022, the amount of investment advisory fees waived were as follows:

Fund	Amount
Aggressive Growth Lifestyle	$31,488
Asset Allocation	33,405
Conservative Growth Lifestyle	15,805
Dividend Value	670,996
Dynamic Allocation	3,086
Global Strategy	65,004
Growth	736,470
Inflation Protected	123,591
International Growth	376,759
International Value	187,947
Moderate Growth Lifestyle	49,959
Nasdaq-100® Index	53,112
Science & Technology	321,502
Small Cap Growth	75,463
Small Cap Index	72,086
Systematic Core	604,900
Systematic Value	673,431

261

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allspring Global Investments, LLC (“Allspring”)—subadviser for the International Value Fund and Small Cap Special Values Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for a portion of the Growth Fund and a portion of the Dividend Value Fund.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

ClearBridge Investments, LLC (“ClearBridge”)—subadviser for a portion of the Dividend Value Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Capital Appreciation Fund.

Delaware Investments Fund Advisers (“DIFA”)—subadviser for a portion of the International Opportunities Fund.

Franklin Advisers, Inc.—subadviser for the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Systematic Core Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)*—subadviser for the Aggressive Growth Lifestyle Fund, Asset Allocation Fund, Conservative Growth Lifestyle Fund, Emerging Economies Fund, Government Securities Fund, Moderate Growth Lifestyle Fund, Small Cap Value Fund and a portion of the Small Cap Growth Fund.

Janus Henderson Investors U.S. LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Opportunities Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Core Bond Fund and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, U.S. Socially Responsible Fund, a portion of the Growth Fund and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Growth Fund.

Voya Investment Management Co. LLC (“Voya IM”)**—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

Wellington Management Company LLP (“Wellington Management”)—subadviser for the High Yield Bond Fund, Inflation Protected Fund, Systematic Value Fund, a portion of the Mid Cap Value Fund and a portion of the Science & Technology Fund.

*	Effective September 28, 2022, JPMIM replaced PineBridge as subadvisor for the Aggressive, Moderate and Conservative Growth Lifestyle Funds.
**	Effective July 25, 2022, Voya IM replaced Allianz Global Investors U.S. LLC as subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2023 for all funds. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and fee reimbursements will continue until September 30, 2023, subject to termination by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Dynamic Allocation	0.32%
High Yield Bond	0.68%
International Opportunities	0.95%
Small Cap Value	0.77%
Stock Index	0.29%

For the six months ended November 30, 2022, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle(1)	$139,072
Blue Chip Growth(2)	12,025
Capital Appreciation(3)	63,151
Conservative Growth Lifestyle(4)	42,351
Core Bond(5)	58,353
Dynamic Allocation	25,827
High Yield Bond	140,722
International Opportunities	66,565

262

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Amount
Mid Cap Value(6)	$74,367
Moderate Growth Lifestyle(7)	67,476
Nasdaq-100® Index(8)	29,028
Small Cap Growth(9)	96,637
Small Cap Value	73,242
Stock Index	1,197,587

(1)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.09% of the Fund’s average daily net assets.

(2)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.85% of the Fund’s average daily net assets.

(3)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.60% of the Fund’s average daily net assets.

(4)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.13% of the Fund’s average daily net assets.

(5)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.52% of the Fund’s average daily net assets.

(6)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.80% of the Fund’s average daily net assets.

(7)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.13% of the Fund’s average daily net assets.

(8)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.53% of the Fund’s average daily net assets.

(9)

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022. Prior to October 1, 2022, the Fund’s Maximum Expense Limitation was 0.88% of the Fund’s average daily net assets.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended November 30, 2022, the amount recouped by VALIC for the Dynamic Allocation Fund was $0.

At November 30, 2022, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expense Reimbursed
Fund	May 31, 2023	May 31, 2024	November 30, 2024
Dynamic Allocation . . . . . .	$12,578	$26,251	$25,827

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, and the Lifestyle Funds an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2022, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2022, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

263

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

On January 23, 2001, the Board ratified a Deferred Compensation Plan (the “Plan”) for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the Plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the Plan as selected by the Directors. For the six months ended November 30, 2022, no amounts have been deferred under the Plan.

At November 30, 2022, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Blue Chip Growth	0.01	—	90.14	0.56	3.88	0.97	4.44
Capital Appreciation	—	—	90.07	9.93	—	—	—
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	0.00	74.71	0.63	4.72	6.22	13.70
Dividend Value	—	—	99.24	0.76	—	—	—
Dynamic Allocation	4.81	—	95.19	—	—	—	—
Emerging Economies	0.09	0.01	99.76	0.14	—	—	—
Global Real Estate	—	—	99.58	0.42	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Securities	0.28	—	94.57	5.15	—	—	—
Growth	—	—	99.37	0.63	—	—	—
High Yield Bond	0.01	—	99.69	0.30	—	—	—
Inflation Protected	—	—	99.70	0.30	—	—	—
International Equities Index	2.80	0.01	79.12	0.16	7.46	1.76	8.69
International Government Bond	—	—	99.32	0.68	—	—	—
International Growth	—	—	99.25	0.75	—	—	—
International Opportunities	—	—	99.90	0.10	—	—	—
International Socially Responsible	0.29	—	99.08	0.63	—	—	—
International Value	0.04	—	99.10	0.86	—	—	—
Large Capital Growth	—	—	88.93	0.92	4.29	0.95	4.91
Mid Cap Index	0.85	0.03	99.06	0.06	—	—	—
Mid Cap Strategic Growth	—	—	99.74	0.26	—	—	—
Mid Cap Value	0.25	—	99.46	0.29	—	—	—
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100® Index	2.30	0.07	97.63	—	—	—	—
Science & Technology	0.47	0.00	99.53	—	—	—	—
Small Cap Growth	—	—	85.42	0.11	6.08	1.38	7.01
Small Cap Index	2.63	0.14	97.13	0.10	—	—	—
Small Cap Special Values	—	—	99.46	0.54	—	—	—
Small Cap Value	—	—	85.94	0.07	5.88	1.35	6.76
Stock Index	2.72	0.04	87.45	0.23	3.25	0.75	3.81
Systematic Core	0.48	—	97.72	1.80	—	—	—
Systematic Value	—	—	67.17	3.13	12.46	2.95	14.29
U.S. Socially Responsible	0.03	—	98.81	1.16	—	—	—

The VC I Dynamic Allocation Fund and the VC I Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC I Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I Funds and securities issued by AIG or an affiliate thereof. During the six months ended November 30, 2022, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2022
VALIC Company I Blue Chip Growth Fund	$—	$—	$5,919,278	$26,870,598	$5,545,050	$(1,385,335)	$990,934	$26,850,425
VALIC Company I Capital Appreciation Fund	—	—	28,902,135	—	27,048,593	7,774,064	(9,627,606)	—
VALIC Company I Core Bond Fund	—	—	123,355,503	30,274,978	—	—	(4,145,687)	149,484,794
VALIC Company I Dividend Value Fund	—	—	8,273,894	—	7,616,241	558,852	(1,216,505)	—
VALIC Company I Emerging Economies Fund	—	—	10,147,532	—	7,936,070	(4,014,051)	1,802,589	—
VALIC Company I Global Real Estate Fund	—	—	18,344,606	—	14,758,078	(4,042,574)	456,046	—
VALIC Company I Government Securities Fund	—	—	2,039,886	29,377,524	29,794,505	(1,763,253)	140,348	—
VALIC Company I High Yield Bond Fund	—	—	10,820,074	—	10,410,572	(1,097,119)	687,617	—
VALIC Company I Inflation Protected Fund	—	—	23,548,584	—	22,355,751	(1,631,754)	438,921	—

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2022
VALIC Company I International Equities Index Fund	$—	$—	$22,806,542	$96,569,234	$1,584,759	$(208,359)	$11,886,175	$129,468,833
VALIC Company I International Government Bond Fund	—	—	8,689,210	—	7,808,602	(1,878,009)	997,401	—
VALIC Company I International Growth Fund	—	—	3,902,127	—	3,644,843	(421,563)	164,279	—
VALIC Company I International Opportunities Fund	—	—	32,210,899	—	27,389,082	(10,883,860)	6,062,043	—
VALIC Company I International Value Fund	—	—	21,498,433	—	18,706,888	(3,458,608)	667,063	—
VALIC Company I Large Capital Growth Fund	—	—	33,273,609	10,142,997	12,929,885	(925,874)	(92,621)	29,468,226
VALIC Company I Mid Cap Index Fund	—	—	30,343,226	—	28,976,365	(2,855,095)	1,488,234	—
VALIC Company I Mid Cap Strategic Growth Fund	—	—	16,584,783	—	15,675,774	(2,569,211)	1,660,202	—
VALIC Company I Mid Cap Value Fund	—	—	21,211,382	—	19,659,581	3,334,335	(4,886,136)	—
VALIC Company I Nasdaq-100 Index Fund	—	—	11,002,443	2,268,231	12,100,155	(2,990,421)	1,819,902	—
VALIC Company I Science & Technology Fund	—	—	1,955,235	—	1,773,432	(434,783)	252,980	—
VALIC Company I Small Cap Growth Fund	—	—	6,333,849	26,326,439	—	—	379,708	33,039,996
VALIC Company I Small Cap Index Fund	—	—	4,274,210	—	4,261,934	(827,174)	814,898	—
VALIC Company I Small Cap Special Values Fund	—	—	4,144,274	—	3,947,342	692,858	(889,790)	—
VALIC Company I Small Cap Value Fund	—	—	4,080,145	32,254,881	4,245,882	1,211,268	777,575	34,077,987
VALIC Company I Stock Index Fund	—	—	82,154,333	86,753,848	4,033,932	881,355	3,820,656	169,576,260
VALIC Company I Systematic Core Fund	—	—	14,066,794	—	13,207,921	(2,722,803)	1,863,930	—
VALIC Company I Systematic Value Fund	—	—	58,692,796	1,529,603	3,089,603	(664,548)	1,471,225	57,939,473

	$—	$—	$608,575,782	$342,368,333	$308,500,840	$(30,321,662)	$17,784,381	$629,905,994

†	Includes reinvestments of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds from Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at November 30, 2022
VALIC Company I Blue Chip Growth Fund	$—	$—	$1,469,662	$6,645,710	$1,376,747	$(343,963)	$322,719	$6,717,381
VALIC Company I Capital Appreciation Fund	—	—	7,766,752	—	7,263,568	1,836,586	(2,339,770)	—
VALIC Company I Dividend Value Fund	—	—	1,988,234	—	1,830,198	(208,648)	50,612	—
VALIC Company I Large Capital Growth Fund	—	—	4,737,978	4,680,132	2,825,231	(837,816)	803,580	6,558,643
VALIC Company I Mid Cap Index Fund	—	—	7,208,183	219,322	7,125,600	(1,281,335)	979,430	—
VALIC Company I Mid Cap Strategic Growth Fund	—	—	4,198,808	—	3,968,672	(1,050,215)	820,079	—
VALIC Company I Mid Cap Value Fund	—	—	1,983,156	—	1,838,070	342,203	(487,289)	—
VALIC Company I Nasdaq-100 Index Fund	—	—	1,518,114	100,641	1,488,263	(469,228)	338,736	—
VALIC Company I Science & Technology Fund	—	—	495,283	808,115	1,216,532	(410,695)	323,829	—
VALIC Company I Small Cap Growth Fund	—	—	1,616,231	6,630,368	808,115	(332,587)	394,594	7,500,491
VALIC Company I Small Cap Index Fund			920,329	—	889,907	(339,833)	309,411	—
VALIC Company I Small Cap Special Values Fund	—	—	1,078,150	—	1,042,888	185,991	(221,253)	—
VALIC Company I Small Cap Value Fund	—	—	126,339	7,369,205	122,047	16,742	421,922	7,812,161
VALIC Company I Stock Index Fund	—	—	12,004,886	30,042,757	4,359,619	(1,132,920)	2,691,227	39,246,331
VALIC Company I Systematic Core Fund	—	—	3,804,278	—	3,572,001	(711,326)	479,049	—
VALIC Company I Systematic Value Fund	—	—	14,313,339	814,429	1,580,076	(403,762)	553,342	13,697,272
VALIC Company I Core Bond Fund	—	—	152,632,044	50,608,502	1,500,000	(261,664)	(4,257,616)	197,221,266
VALIC Company I Government Securities Fund	—	—	7,416,181	6,085,403	12,627,459	(1,215,182)	341,057	—
VALIC Company I High Yield Bond Fund	—	—	24,335,243	—	23,169,167	(2,861,645)	1,695,569	—
VALIC Company I Inflation Protected Fund	—	—	16,394,215	—	15,504,948	(953,681)	64,414	—
VALIC Company I Emerging Economies Fund	—	—	1,876,556	—	1,467,596	(453,098)	44,138	—
VALIC Company I Global Real Estate Fund	—	—	5,009,803	—	4,030,343	(1,047,691)	68,231	—
VALIC Company I International Equities Index Fund	—	—	7,969,764	22,473,673	2,576,739	79,459	2,619,320	30,565,477
VALIC Company I International Opportunities Fund	—	—	8,473,900	—	7,208,283	(2,873,975)	1,608,358	—
VALIC Company I International Value Fund	—	—	2,717,290	—	2,308,324	(342,960)	(66,006)	—
VALIC Company I International Government Bond Fund	—	—	12,393,306	—	11,065,516	(2,897,462)	1,569,672	—

	$—	$—	$304,448,024	$136,478,257	$122,765,909	$(17,968,705)	$9,127,355	$309,319,022

†	Includes reinvestment of distributions paid.

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Dynamic Allocation Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2022
VALIC Company I Blue Chip Growth Fund	$—	$—	$4,352,660	$298,373	$483,917	$(122,907)	$(166,549)	$3,877,660
VALIC Company I Capital Appreciation Fund	—	—	5,784,500	694,075	720,019	61,823	(261,905)	5,558,474
VALIC Company I Core Bond Fund	—	—	8,294,785	2,133,992	1,026,002	74,740	103,429	9,580,944
VALIC Company I Dividend Value Fund	—	—	5,931,872	654,021	736,150	(133,009)	(197,628)	5,519,106
VALIC Company I Emerging Economies Fund	—	—	6,542,883	632,369	782,333	288,373	(350,575)	6,330,717
VALIC Company I Global Real Estate Fund	—	—	1,766,220	124,320	201,631	9,219	47,101	1,745,229
VALIC Company I Government Securities Fund	—	—	1,710,726	124,321	201,632	(115,792)	130,642	1,648,265
VALIC Company I Growth Fund	—	—	2,428,635	149,187	241,959	(27,061)	39,966	2,348,768
VALIC Company I High Yield Bond Fund	—	—	636,419	69,621	112,915	(127,048)	129,457	595,534
VALIC Company I Inflation Protected Fund	—	—	922,648	74,593	120,979	(29,027)	45,961	893,196
VALIC Company I International Equities Index Fund	—	—	1,233,767	79,566	129,045	(8,155)	(11,097)	1,165,036
VALIC Company I International Government Bond Fund	—	—	436,549	24,866	40,327	6,124	(4,594)	422,618
VALIC Company I International Growth Fund	—	—	12,725,096	901,580	1,462,026	183,738	(238,489)	12,109,899
VALIC Company I International Opportunities Fund	—	—	10,194,941	722,558	1,171,676	(155,589)	132,691	9,722,925
VALIC Company I International Socially Responsible Fund	—	—	17,929,907	1,063,247	4,526,470	(858,802)	933,934	14,541,816
VALIC Company I International Value Fund	—	—	8,424,537	611,664	992,032	(129,920)	202,874	8,117,123
VALIC Company I Large Capital Growth Fund	—	—	21,892,330	1,601,267	2,597,024	(360,687)	(587,894)	19,947,992
VALIC Company I Mid Cap Index Fund	—	—	7,631,912	556,962	903,312	(59,477)	(207,145)	7,018,940
VALIC Company I Mid Cap Strategic Growth Fund	—	—	1,396,486	99,456	161,304	(13,232)	(21,846)	1,299,560
VALIC Company I Mid Cap Value Fund	—	—	2,623,125	179,024	290,351	(14,437)	(81,090)	2,416,271
VALIC Company I Small Cap Growth Fund	—	—	977,433	68,131	110,706	15,131	(116,064)	833,925
VALIC Company I Small Cap Index Fund	—	—	1,385,053	849,187	241,959	(43,907)	(178,626)	1,769,748
VALIC Company I Small Cap Special Values Fund	—	—	2,953,676	213,833	346,808	675	(59,470)	2,761,906
VALIC Company I Small Cap Value Fund	—	—	3,157,674	212,344	344,599	(4,991)	(59,379)	2,961,049
VALIC Company I Stock Index Fund	—	—	492,358	33,322	54,249	(32,782)	2,913	441,562
VALIC Company I Systematic Core Fund	—	—	2,185,662	167,591	272,013	(100,381)	43,417	2,024,276
VALIC Company I Systematic Value Fund	—	—	5,002,934	356,558	578,493	63,248	(248,427)	4,595,820
VALIC Company I U.S. Socially Responsible Fund	—	—	639,455	49,729	80,653	(13,410)	(21,213)	573,908

	$—	$—	$139,654,243	$12,745,757	$18,930,584	$(1,647,543)	$(999,606)	$130,822,267

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2022
VALIC Company I Blue Chip Growth Fund	$—	$—	$6,607,305	$30,838,892	$6,189,581	$(1,546,290)	$1,049,208	$30,759,534
VALIC Company I Capital Appreciation Fund	—	—	38,241,575	—	35,783,335	11,531,799	(13,990,039)	—
VALIC Company I Core Bond Fund	—	—	281,305,607	158,340,756	—	—	(5,396,892)	434,249,471
VALIC Company I Dividend Value Fund	—	—	6,624,396	—	6,097,855	152,962	(679,503)	—
VALIC Company I Emerging Economies Fund	—	—	11,230,694	—	8,783,177	(2,579,000)	131,483	—
VALIC Company I Global Real Estate Fund	—	—	20,261,834	—	16,300,472	(4,421,062)	459,700	—
VALIC Company I Government Securities Fund	—	—	10,792,099	49,593,611	57,086,917	(3,779,258)	480,464	—
VALIC Company I High Yield Bond Fund	—	—	23,087,172	—	22,230,921	(2,078,363)	1,222,110	—
VALIC Company I Inflation Protected Fund	—	—	50,536,520	—	47,807,059	(3,381,349)	651,888	—
VALIC Company I International Equities Index Fund	—	—	53,585,227	95,262,217	8,855,993	(1,034,367)	11,959,913	150,916,997
VALIC Company I International Government Bond Fund	—	—	22,007,368	—	19,684,477	(5,056,745)	2,733,854	—
VALIC Company I International Growth Fund			2,572,485	—	2,402,870	(207,345)	37,730	—
VALIC Company I International Opportunities Fund	—	—	33,311,702	—	28,329,234	(10,026,862)	5,044,394	—
VALIC Company I International Value Fund	—	—	16,774,105	—	14,542,276	(1,826,509)	(405,320)	—
VALIC Company I Large Capital Growth Fund	—	—	36,222,651	13,052,540	14,477,104	(92,485)	(967,040)	33,738,562
VALIC Company I Mid Cap Index Fund	—	—	40,941,716	—	38,780,164	(5,409,674)	3,248,122	—
VALIC Company I Mid Cap Strategic Growth Fund	—	—	20,888,317	—	19,743,431	(4,432,054)	3,287,169	—
VALIC Company I Mid Cap Value Fund	—	—	24,229,229	—	22,456,645	4,273,099	(6,045,683)	—
VALIC Company I Nasdaq-100 Index Fund	—	—	14,440,515	8,173,137	20,318,300	(3,654,331)	1,358,979	—

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2022
VALIC Company I Science & Technology Fund	$—	$—	$2,923,293	$—	$2,651,478	$(1,130,208)	$858,394	$—
VALIC Company I Small Cap Growth Fund	—	—	7,733,016	29,949,356	—	—	431,962	38,114,334
VALIC Company I Small Cap Index Fund	—	—	5,744,108	—	5,727,611	(405,559)	389,062	—
VALIC Company I Small Cap Special Values Fund	—	—	4,393,542	—	4,276,450	841,970	(959,062)	—
VALIC Company I Small Cap Value Fund	—	—	4,985,822	37,105,828	5,188,349	1,536,573	741,849	39,181,723
VALIC Company I Stock Index Fund	—	—	103,932,460	99,520,439	9,358,520	1,733,718	3,382,826	199,210,922
VALIC Company I Systematic Core Fund	—	—	14,770,463	—	13,868,627	(2,702,366)	1,800,530	—
VALIC Company I Systematic Value Fund	—	—	76,109,591	—	10,047,551	(2,300,932)	2,686,555	66,447,663

	$—	$—	$934,252,812	$521,836,776	$440,988,397	$(35,994,638)	$13,512,653	$992,619,206

†	Includes reinvestments of distributions paid.

Stock Index Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2022
American International Group, Inc.
Common Stock	$79,013	$—	$7,660,204	$—	$1,087,904	$389,362	$(41,587)	$6,920,075

On November 8, 2022, the International Growth Fund engaged in an agency cross transaction without receiving prior consent from VALIC as required by Rule 206(3)-2 under the Investment Advisers Act of 1940. The violation resulted in a loss to the Fund in the amount of $249 that was reimbursed by MSIM.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended November 30, 2022, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$342,368,333	$308,500,840	$—	$—
Asset Allocation	22,060,482	27,382,186	9,598,747	5,317,300
Blue Chip Growth	162,110,387	138,700,317	—	—
Capital Appreciation	25,245,684	95,660,714	—	—
Conservative Growth Lifestyle	136,478,257	122,765,909	—	—
Core Bond	430,778,433	212,995,642	808,952,558	324,531,047
Dividend Value	288,573,556	253,185,521	—	—
Dynamic Allocation	12,745,757	18,930,584	11,706,703	11,984,018
Emerging Economies	196,844,613	173,017,344	—	—
Global Real Estate	101,317,882	149,814,322	—	—
Global Strategy	96,564,773	92,807,760	1,129,353	5,444,185
Government Securities	6,659,482	11,021,455	75,596,876	84,907,154
Growth	168,835,781	225,680,903	—	—
High Yield Bond	110,764,319	150,579,392	—	—
Inflation Protected	57,423,702	87,232,449	63,429,841	74,568,141
International Equities Index	239,996,564	18,911,785	—	—
International Government Bond	24,610,296	52,339,734	3,836,910	19,952,684
International Growth	23,422,583	30,505,886	—	—
International Opportunities	110,246,016	150,129,102	—	—
International Socially Responsible	22,752,570	13,590,914	—	—
International Value	149,714,941	199,017,978	—	—
Large Capital Growth	104,018,523	119,910,718	—	—
Mid Cap Index	222,407,387	337,854,204	—	—
Mid Cap Strategic Growth	138,100,164	250,312,436	—	—
Mid Cap Value	267,715,833	331,757,746	—	—
Moderate Growth Lifestyle	521,836,776	440,988,397	—	—
Nasdaq-100® Index	6,525,907	37,493,757	—	—
Science & Technology	657,402,789	724,782,393	—	—

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Small Cap Growth	$144,247,491	$100,770,252	$—	$—
Small Cap Index	89,579,280	96,233,418	—	—
Small Cap Special Values	13,634,246	28,841,072	—	—
Small Cap Value	269,520,201	209,667,059	—	—
Stock Index	69,327,122	515,129,667	—	—
Systematic Core	38,132,943	85,129,079	—	—
Systematic Value	141,815,643	166,852,866	—	—
U.S. Socially Responsible	125,430,822	137,892,801	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, late year ordinary losses, inflation securities, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2022.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$647,056,146	$15,676,705	$(25,833,533)	$(10,156,828)
Asset Allocation	140,566,152	6,730,948	(12,621,768)	(5,890,820)
Blue Chip Growth	514,552,375	232,494,690	(53,697,678)	178,797,012
Capital Appreciation	46,553,417	13,088,791	(3,703,767)	9,385,024
Conservative Growth Lifestyle	332,194,113	4,632,373	(25,238,589)	(20,606,216)
Core Bond	3,550,045,015	16,822,492	(355,843,413)	(339,020,921)
Dividend Value	1,241,936,325	109,493,012	(87,905,602)	21,587,410
Dynamic Allocation	171,585,165	4,524,358	(17,912,056)	(13,387,698)
Emerging Economies	648,183,083	30,871,281	(105,285,454)	(74,414,173)
Global Real Estate	484,906,944	5,102,043	(71,364,410)	(66,262,367)
Global Strategy	226,466,042	9,711,728	(17,710,613)	(7,998,885)
Government Securities	151,338,327	125,405	(13,446,311)	(13,320,906)
Growth	826,788,604	114,244,771	(61,816,298)	52,428,473
High Yield Bond	482,491,882	1,956,049	(45,394,557)	(43,438,508)
Inflation Protected	937,046,548	5,214,500	(114,642,223)	(109,427,723)
International Equities Index	1,671,425,816	303,460,612	(184,782,458)	118,678,154
International Government Bond*	94,121,721	353,047	(13,466,790)	(13,113,743)
International Growth	380,384,003	93,952,539	(73,891,075)	20,061,464
International Opportunities	433,089,782	36,768,452	(50,400,346)	(13,631,894)
International Socially Responsible	288,982,626	58,171,977	(30,106,315)	28,065,662
International Value	569,131,560	42,200,392	(70,878,104)	(28,677,712)
Large Capital Growth	522,221,075	166,255,461	(11,019,914)	155,235,547
Mid Cap Index	2,275,232,132	970,565,776	(204,576,113)	765,989,663
Mid Cap Strategic Growth	650,790,419	50,640,735	(76,936,084)	(26,295,349)
Mid Cap Value	717,970,395	117,993,066	(39,930,643)	78,062,423
Moderate Growth Lifestyle	1,041,126,043	10,241,002	(51,114,056)	(40,873,054)
Nasdaq-100® Index	309,270,306	382,037,302	(27,518,503)	354,518,799
Science & Technology	2,190,981,404	105,895,333	(448,773,591)	(342,878,258)
Small Cap Growth	667,776,815	36,029,838	(164,301,003)	(128,271,165)
Small Cap Index	812,496,783	287,629,557	(172,891,259)	114,738,298
Small Cap Special Values	200,695,060	44,875,036	(29,157,376)	15,717,660
Small Cap Value	560,258,982	64,977,841	(43,098,733)	21,879,108
Stock Index	2,265,034,283	3,104,894,264	(144,110,790)	2,960,783,474
Systematic Core	462,496,135	117,901,495	(42,274,673)	75,626,822
Systematic Value	435,859,947	53,492,617	(24,963,751)	28,528,866
U.S. Socially Responsible	567,561,111	175,781,910	(42,365,802)	133,416,108

@	Includes amounts for derivatives
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2022.

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The tax basis distributable earnings at May 31, 2022 and the tax character of distributions paid during the year ended May 31, 2022 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2022
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,633,259	$61,108,741	$(27,941,209)	$20,649,820	$35,525,418
Asset Allocation	4,645,652	3,530,102	(3,786,378)	17,921,953	3,090,432
Blue Chip Growth	—	123,418,462	208,038,250	1,557,281	130,201,251
Capital Appreciation	3,707,482	12,379,553	33,185,181	387,095	7,075,856
Conservative Growth Lifestyle	7,411,148	20,012,876	(29,733,571)	16,427,673	11,205,899
Core Bond	62,828,287	6,623,104	(211,388,239)	45,753,685	13,945,029
Dividend Value	71,993,020	135,316,517	38,130,688	22,282,324	—
Dynamic Allocation	6,196,305	5,958,100	(11,025,534)	5,673,829	17,786,840
Emerging Economies	37,770,216	63,949,549	(31,388,948)	22,716,543	81,856,666
Global Real Estate	12,302,966	4,597,633	(21,722,260)	8,585,753	—
Global Strategy	—	19,442,418	(10,483,864)	8,463	—
Government Securities	3,863,248	(3,906,416)	(9,399,934)	3,050,131	—
Growth	—	249,024,225	111,197,687	82,705,150	214,321,560
High Yield Bond	24,727,888	(12,560,978)	(35,184,745)	18,654,826	—
Inflation Protected	57,198,847	12,920,674	(49,083,192)	32,988,355	28,825,667
International Equities Index	43,713,647	(2,571,875)	129,674,343	46,567,231	—
International Government Bond*	2,310,533	29,499	(27,371,778)	2,310,533	29,499
International Growth	—	62,410,179	20,998,675	3,080,495	61,433,360
International Opportunities	5,565,445	50,267,559	(6,873,529)	14,327,957	68,307,198
International Socially Responsible	7,031,431	5,747,291	34,736,096	12,301,182	11,587,822
International Value	21,063,184	18,938,205	(472,970)	11,017,251	—
Large Capital Growth	3,295,419	64,927,808	180,204,503	5,010,757	72,643,794
Mid Cap Index	38,791,151	358,772,785	786,285,574	87,318,492	236,317,819
Mid Cap Strategic Growth	—	134,118,979	(69,410,631)	13,540,684	69,410,630
Mid Cap Value	22,712,327	125,347,156	115,275,278	25,507,923	35,033,346
Moderate Growth Lifestyle	23,390,306	91,789,073	(54,385,707)	37,702,204	53,585,267
Nasdaq-100® Index	3,437,308	82,924,001	412,268,640	7,964,274	69,393,508
Science & Technology	46,221,291	300,907,791	(425,464,893)	249,545,091	347,677,088
Small Cap Growth	46,811	42,374,944	(160,039,657)	14,074,880	30,950,737
Small Cap Index	24,728,255	188,369,409	112,325,957	27,460,742	84,996,196
Small Cap Special Values	5,019,722	22,999,590	25,247,401	9,549,045	5,451,704
Small Cap Value	21,845,713	55,071,710	29,857,193	22,392,663	13,229,327
Stock Index	62,765,739	363,623,139	3,374,780,278	80,498,447	474,618,440
Systematic Core	6,535,138	22,104,429	90,097,985	3,664,723	846,313
Systematic Value	24,635,793	7,351,059	17,367,621	13,163,584	7,629,230
U.S. Socially Responsible	12,791,467	118,390,002	170,040,608	9,854,492	99,217,479

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2022.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2022, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Asset Allocation	—	—
Blue Chip Growth	—	—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Dividend Value	—	—
Dynamic Allocation	—	—

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Capital Loss Carryforward Unlimited
Fund	ST	LT
Emerging Economies	$—	$—
Global Real Estate	—	—
Global Strategy	—	—
Government Securities	1,364,555	2,541,861
Growth	—	—
High Yield Bond	—	12,560,978
Inflation Protected	—	—
International Equities Index	—	2,571,875
International Government Bond*	—	—
International Growth	—	—
International Opportunities	—	—
International Socially Responsible	—	—
International Value	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Growth	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small Cap Value	—	—
Stock Index	—	—
Systematic Core	—	—
Systematic Value	—	—
U.S. Socially Responsible	—	—

*	The Capital Loss Carryforward is for the tax period ended September 30, 2022.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2022, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$1,533,625	$—
Asset Allocation	—	—	—
Blue Chip Growth	1,232,732	13,142,217	—
Capital Appreciation	—	4,088,411	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	49,254,261	9,631,747
Dividend Value	—	—	—
Dynamic Allocation	—	—	—
Emerging Economies	4,712,056	24,962,268	1,176,536
Global Real Estate	2,752,264	—	—
Global Strategy	12,087,304	9,958,330	—
Government Securities	—	109,628	474,573
Growth	—	59,560,929	—
High Yield Bond	—	896,214	—
Inflation Protected	—	—	—
International Equities Index	5,169,524	3,340,407	2,355,443
International Government Bond*	2,443,772	3,844,303	4,097,682
International Growth	143,169	747,006	—
International Opportunities	859,687	9,392,762	—
International Socially Responsible	1,540,337	1,087,346	—
International Value	900,368	14,597,917	—
Large Capital Growth	—	—	—

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Mid Cap Index	$—	$7,721,071	$—
Mid Cap Strategic Growth	236,111	31,174,746	—
Mid Cap Value	1,888	—	—
Moderate Growth Lifestyle	—	2,174,766	—
Nasdaq-100® Index	—	2,699,813	—
Science & Technology	5,691,599	78,038,966	—
Small Cap Growth	1,365,246	24,250,062	(15,869,743)
Small Cap Index	159,366	10,242,922	—
Small Cap Special Values	—	—	—
Small Cap Value	—	5,776,162	—
Stock Index	—	—	—
Systematic Core	—	2,136,490	—
Systematic Value	—	—	—
U.S. Socially Responsible	—	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2022.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Asset Allocation
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,015,136	$9,928,433	1,848,062	$21,633,008	361,491	$3,576,512	446,406	$5,555,083
Reinvested dividends	—	—	5,289,570	56,175,238	—	—	1,961,941	21,012,385
Shares redeemed	(2,052,495)	(19,991,336)	(3,493,081)	(41,149,821)	(801,023)	(7,888,384)	(1,132,563)	(13,978,814)

Net increase (decrease)	(1,037,359)	$(10,062,903)	3,644,551	$36,658,425	(439,532)	$(4,311,872)	1,275,784	$12,588,654

	Blue Chip Growth				Capital Appreciation
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,951,374	$75,604,327	1,996,972	$43,859,938	152,208	$2,783,004	579,975	$13,182,241
Reinvested dividends	—	—	7,153,015	131,758,532	—	—	365,473	7,462,951
Shares redeemed	(2,964,799)	(45,836,625)	(5,675,373)	(138,152,212)	(4,067,291)	(73,280,829)	(530,027)	(11,781,927)

Net increase (decrease)	1,986,575	$29,767,702	3,474,614	$37,466,258	(3,915,083)	$(70,497,825)	415,421	$8,863,265

	Conservative Growth Lifestyle				Core Bond
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	612,613	$6,623,483	1,560,370	$20,370,909	60,535,028	$577,057,162	63,204,849	$686,336,348
Reinvested dividends	—	—	2,333,917	27,633,572	—	—	5,595,006	59,698,714
Shares redeemed	(1,586,243)	(17,268,023)	(2,550,225)	(32,899,624)	(11,935,286)	(116,466,692)	(37,740,000)	(421,631,173)

Net increase (decrease)	(973,630)	$(10,644,540)	1,344,062	$15,104,857	48,599,742	$460,590,470	31,059,855	$324,403,889

	Dividend Value				Dynamic Allocation
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,599,663	$104,101,254	32,751,066	$429,264,272	1,384,754	$13,246,613	1,188,437	$13,747,815
Reinvested dividends	—	—	1,710,079	22,282,324	—	—	2,225,870	23,460,669
Shares redeemed	(7,916,924)	(97,182,556)	(42,776,401)	(575,544,171)	(2,129,515)	(20,706,280)	(2,467,204)	(29,842,856)

Net increase (decrease)	682,739	$6,918,698	(8,315,256)	$(123,997,575)	(744,761)	$(7,459,667)	947,103	$7,365,628

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Emerging Economies				Global Real Estate
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,205,343	$64,235,408	11,498,468	$104,550,663	3,421,563	$22,966,118	24,859,496	$205,699,018
Reinvested dividends	—	—	14,247,031	104,573,209	—	—	1,082,693	8,585,753
Shares redeemed	(8,303,268)	(50,129,754)	(36,250,653)	(349,060,526)	(12,768,504)	(80,152,342)	(7,407,738)	(60,908,737)

Net increase (decrease)	1,902,075	$14,105,654	(10,505,154)	$(139,936,654)	(9,346,941)	$(57,186,224)	18,534,451	$153,376,034

	Global Strategy				Government Securities
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	544,207	$4,494,847	988,253	$9,717,507	10,424,307	$100,823,171	5,866,143	$62,380,706
Reinvested dividends	—	—	899	8,463	—	—	298,156	3,050,131
Shares redeemed	(1,835,651)	(15,600,766)	(3,693,280)	(36,736,359)	(12,328,480)	(113,745,872)	(3,088,787)	(32,614,701)

Net increase (decrease)	(1,291,444)	$(11,105,919)	(2,704,128)	$(27,010,389)	(1,904,173)	$(12,922,701)	3,075,512	$32,816,136

	Growth				High Yield Bond
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	260,172	$3,542,793	9,277,337	$220,586,857	6,660,858	$43,736,702	8,215,345	$63,060,447
Reinvested dividends	—	—	18,564,169	297,026,710	—	—	2,569,535	18,654,826
Shares redeemed	(5,577,525)	(74,499,812)	(23,263,519)	(458,434,624)	(16,440,786)	(110,824,737)	(15,469,890)	(115,973,723)

Net increase (decrease)	(5,317,353)	$(70,957,019)	4,577,987	$59,178,943	(9,779,928)	$(67,088,035)	(4,685,010)	$(34,258,450)

	Inflation Protected				International Equities Index
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,809,187	$136,007,552	18,825,609	$226,109,018	53,291,791	$342,384,725	27,318,618	$221,859,947
Reinvested dividends	—	—	5,342,612	61,814,022	—	—	6,370,346	46,567,231
Shares redeemed	(16,309,758)	(171,952,483)	(12,114,326)	(140,564,545)	(24,680,336)	(164,021,859)	(45,782,011)	(375,756,952)

Net increase (decrease)	(3,500,571)	$(35,944,931)	12,053,895	$147,358,495	28,611,455	$178,362,866	(12,093,047)	$(107,329,774)

	International Government Bond				International Growth
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	669,230	$6,650,104	2,357,639	$28,401,421	1,716,136	$18,081,934	2,799,653	$44,097,469
Reinvested dividends	—	—	444,120	4,934,169	—	—	5,036,210	64,513,855
Shares redeemed	(5,599,502)	(52,841,874)	(4,829,500)	(57,277,406)	(3,408,734)	(36,835,984)	(5,493,595)	(96,994,198)

Net increase (decrease)	(4,930,272)	$(46,191,770)	(2,027,741)	$(23,941,816)	(1,692,598)	$(18,754,050)	2,342,268	$11,617,126

	International Opportunities				International Socially Responsible
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,786,448	$25,587,024	2,713,240	$57,757,215	1,704,169	$34,527,083	1,870,196	$46,946,696
Reinvested dividends	—	—	4,996,080	82,635,155	—	—	1,076,081	23,889,004
Shares redeemed	(5,131,225)	(70,289,608)	(7,634,390)	(170,833,516)	(1,116,964)	(22,217,953)	(2,993,044)	(76,166,151)

Net increase (decrease)	(3,344,777)	$(44,702,584)	74,930	$(30,441,146)	587,205	$12,309,130	(46,767)	$(5,330,451)

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Value				Large Capital Growth
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,560,723	$22,846,001	4,434,748	$47,836,783	2,257,014	$39,495,605	6,090,106	$134,452,283
Reinvested dividends	—	—	1,118,503	11,017,251	—	—	4,100,029	77,654,551
Shares redeemed	(8,316,489)	(73,297,400)	(8,427,475)	(91,270,373)	(3,149,210)	(53,940,641)	(3,136,971)	(67,794,488)

Net increase (decrease)	(5,755,766)	$(50,451,399)	(2,874,224)	$(32,416,339)	(892,196)	$(14,445,036)	7,053,164	$144,312,346

	Mid Cap Index				Mid Cap Strategic Growth
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	939,108	$23,843,377	5,783,305	$179,490,408	797,443	$13,740,313	7,585,164	$178,051,589
Reinvested dividends	—	—	11,920,306	323,636,311	—	—	4,452,567	82,951,314
Shares redeemed	(12,455,843)	(312,966,038)	(19,590,026)	(568,714,980)	(6,430,108)	(108,859,808)	(9,271,883)	(198,893,053)

Net increase (decrease)	(11,516,735)	$(289,122,661)	(1,886,415)	$(65,588,261)	(5,632,665)	$(95,119,495)	2,765,848	$62,109,850

	Mid Cap Value				Moderate Growth Lifestyle
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,482,074	$27,608,169	7,329,777	$156,737,641	1,029,753	$13,495,589	1,782,429	$28,668,370
Reinvested dividends	—	—	2,906,446	60,541,269	—	—	6,388,207	91,287,471
Shares redeemed	(5,261,846)	(102,048,807)	(10,368,077)	(230,789,465)	(2,755,681)	(36,330,177)	(5,250,816)	(82,126,995)

Net increase (decrease)	(3,779,772)	$(74,440,638)	(131,854)	$(13,510,555)	(1,725,928)	$(22,834,588)	2,919,820	$37,828,846

	Nasdaq-100® Index				Science & Technology
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,153,104	$23,340,728	3,598,704	$89,778,991	483,142	$10,255,222	789,715	$29,227,845
Reinvested dividends	—	—	3,548,522	77,357,782	—	—	23,193,094	597,222,179
Shares redeemed	(3,694,286)	(69,214,774)	(4,807,314)	(121,779,224)	(4,705,320)	(100,515,000)	(10,409,567)	(372,877,528)

Net increase (decrease)	(2,541,182)	$(45,874,046)	2,339,912	$45,357,549	(4,222,178)	$(90,259,778)	13,573,242	$253,572,496

	Small Cap Growth				Small Cap Index
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,605,616	$67,105,772	1,375,471	$26,455,528	725,682	$12,125,940	2,912,020	$65,541,913
Reinvested dividends	—	—	2,662,662	45,025,617	—	—	5,988,122	112,456,938
Shares redeemed	(1,638,756)	(24,198,596)	(6,402,869)	(134,020,722)	(3,019,461)	(51,228,854)	(17,402,859)	(375,438,474)

Net increase (decrease)	2,966,860	$42,907,176	(2,364,736)	$(62,539,577)	(2,293,779)	$(39,102,914)	(8,502,717)	$(197,439,623)

	Small Cap Special Values				Small Cap Value
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	246,934	$2,890,693	1,178,531	$16,640,482	8,221,851	$104,546,829	10,369,372	$146,345,483
Reinvested dividends	—	—	1,147,724	15,000,749	—	—	2,538,987	35,621,990
Shares redeemed	(1,583,171)	(19,192,853)	(3,369,829)	(46,367,167)	(4,275,178)	(56,489,474)	(6,425,532)	(97,432,381)

Net increase (decrease)	(1,336,237)	$(16,302,160)	(1,043,574)	$(14,725,936)	3,946,673	$48,057,355	6,482,827	$84,535,092

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Stock Index				Systematic Core
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,505,467	$290,999,908	8,429,465	$465,203,476	236,504	$5,721,769	294,100	$8,085,882
Reinvested dividends	—	—	11,326,605	555,116,887	—	—	170,485	4,511,036
Shares redeemed	(12,690,194)	(568,889,121)	(17,619,487)	(945,517,472)	(2,429,411)	(58,570,586)	(3,177,791)	(87,817,228)

Net increase (decrease)	(6,184,727)	$(277,889,213)	2,136,583	$74,802,891	(2,192,907)	$(52,848,817)	(2,713,206)	$(75,220,310)

	Systematic Value				U.S. Socially Responsible
	For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022		For the six months ended November 30, 2022 (unaudited)		For the year ended May 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	480,510	$5,871,021	1,220,315	$16,313,998	773,138	$14,927,662	2,376,083	$60,313,265
Reinvested dividends	—	—	1,633,371	20,792,814	—	—	5,176,648	109,071,971
Shares redeemed	(2,748,740)	(33,720,960)	(8,339,921)	(111,426,028)	(2,664,769)	(52,290,295)	(5,383,253)	(135,789,027)

Net increase (decrease)	(2,268,230)	$(27,849,939)	(5,486,235)	$(74,319,216)	(1,891,631)	$(37,362,633)	2,169,478	$33,596,209

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended November 30, 2022, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Opportunities Fund, the International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Blue Chip Growth Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting the Funds’ social criteria. The Funds’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Funds’ performance, including relative to similar funds that use different criteria, or to funds that do not adhere to such criteria or apply such analyses.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date,

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2022, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	6	$1,717	$2,325,000	4.43%
Dividend Value	1	36	350,000	3.68
Emerging Economies	10	8,260	6,712,500	4.43
Global Real Estate	6	5,276	7,145,833	4.43
Global Strategy	1	54	375,000	5.18
Growth	84	4,010	460,714	3.33
High Yield	19	2,697	1,184,211	4.19
Inflation Protected	1	494	4,850,000	3.67
International Equities Index	2	716	3,500,000	3.68
International Government Bond	1	45	750,000	2.18
International Opportunities	8	7,704	7,825,000	4.62
Large Capital Growth	3	6,909	18,800,000	4.18
Mid Cap Index	4	1,646	4,681,250	3.68
Mid Cap Strategic Growth	4	2,266	6,731,250	3.49
Mid Cap Value	1	43	300,000	5.18
Science & Technology	42	1,216	310,119	3.38
Stock Index	6	39,530	65,008,333	3.81
Systematic Core	1	10	125,000	2.93
Systematic Value	20	1,483	802,500	3.61

As of November 30, 2022, the Mid Cap Value Fund had an outstanding borrowing in the amount of $300,000.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2022, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2022, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Blue Chip Growth	$2,695,282	$—	$—
International Opportunities	12,591	—	—
Large Capital Growth	380,218	597,247	(217,030)
Mid Cap Value	53,718	—	—

Note 12 — Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Funds’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Funds are currently restricted from trading in Russian securities, including those in their funds. In addition, certain index providers have removed Russian securities from their indices. Accordingly, any fund repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against a Fund’s benchmark index. It is unknown when, or if, sanctions may be lifted or a Fund’s ability to trade in Russian securities will resume. Even if a Fund does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Fund’s performance and the value and liquidity of an investment in the Fund. Information related to each Fund’s investments in Russian securities as of November 30, 2022, is presented within the Portfolio of Investments.

276

VALIC Company I

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund														Asset Allocation Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,				Year Ended August 31,								Six Months Ended November 30, 2022#		Year Ended May 31,
			2022		2021(f)		2020		2019		2018		2017				2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$10.27		$12.11		$10.22		$10.09		$11.34		$10.68		$10.41		$10.29		$12.37	$9.45	$9.91	$11.33	$11.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.11		0.17		0.19		0.17		0.17		0.16		0.07		0.12	0.08	0.14	0.18	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.19)		(1.01)		2.32		0.77		(0.24)		1.04		0.93		(0.25)		(0.44)	2.97	(0.30)	(0.55)	0.83

Total income (loss) from investment operations	(0.19)		(0.90)		2.49		0.96		(0.07)		1.21		1.09		(0.18)		(0.32)	3.05	(0.16)	(0.37)	0.99

Distributions from:
Net investment income	–		(0.34)		(0.20)		(0.26)		(0.21)		(0.16)		(0.21)		–		(0.25)	(0.13)	(0.12)	(0.17)	(0.18)
Net realized gain on securities	–		(0.60)		(0.40)		(0.57)		(0.97)		(0.39)		(0.61)		–		(1.51)	–	(0.18)	(0.88)	(0.48)

Total distributions	–		(0.94)		(0.60)		(0.83)		(1.18)		(0.55)		(0.82)		–		(1.76)	(0.13)	(0.30)	(1.05)	(0.66)

Net asset value at end of period	$10.08		$10.27		$12.11		$10.22		$10.09		$11.34		$10.68		$10.11		$10.29	$12.37	$9.45	$9.91	$11.33

TOTAL RETURN(a)	(1.85)%		(7.62)%		24.54%		9.91%		(0.52)%		11.39%		10.61%		(1.75)%		(3.16)%	32.34%	(1.46)%	(3.42)%	8.91%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.09	%@(e)	0.09	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.67	%@	0.63%	0.85%	0.77%	0.76%	0.72%
Ratio of expenses to average net assets(c)	0.14	%@(e)	0.13	%(e)	0.14	%@(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.72	%@	0.68%	0.87%	0.77%	0.76%	0.72%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.04	%@(e)	0.89	%(e)	1.98	%@(e)	1.88	%(e)	1.56	%(e)	1.49	%(e)	1.47	%(e)	1.45	%@	0.95%	0.74%	1.39%	1.69%	1.40%
Ratio of net investment income (loss) to average net assets(c)	(0.02	%)@(e)	0.85	%(e)	1.94	%@(e)	1.83	%(e)	1.52	%(e)	1.45	%(e)	1.44	%(e)	1.40	%@	0.90%	0.72%	1.39%	1.69%	1.40%
Portfolio turnover rate	53%		40%		16%		48%		37%		49%		36%		25%		47%	199%	177%	113%	84%
Number of shares outstanding at end of period (000’s)	63,138		64,176		60,531		59,921		57,377		53,660		53,168		13,287		13,727	12,451	13,614	14,892	14,624
Net assets at end of period (000’s)	$636,568		$659,059		$732,829		$612,613		$579,049		$608,709		$567,843		$134,369		$141,207	$154,023	$128,629	$147,543	$165,665

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

277

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Blue Chip Growth Fund						Capital Appreciation Fund
	Six Months Ended November 30, 2022#	Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,		Year Ended August 31,
		2022	2021	2020	2019	2018			2022	2021(e)	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$16.45	$25.17	$20.80	$19.18	$20.84	$17.27	$19.24		$21.68	$18.62	$14.89	$20.13	$16.55	$15.99

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.02)	(0.11)	(0.11)	(0.05)	(0.01)	(0.01)	0.02		0.02	(0.01)	0.02	0.07	0.04	0.08
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.12)	(4.98)	6.96	3.93	0.86	4.82	(0.68)		(1.34)	3.53	4.28	(0.26)	4.51	2.12

Total income (loss) from investment operations	(1.14)	(5.09)	6.85	3.88	0.85	4.81	(0.66)		(1.32)	3.52	4.30	(0.19)	4.55	2.20

Distributions from:
Net investment income	–	–	–	–	–	(0.01)	–		–	(0.02)	(0.06)	(0.05)	(0.08)	(0.08)
Net realized gain on securities	–	(3.63)	(2.48)	(2.26)	(2.51)	(1.23)	–		(1.12)	(0.44)	(0.51)	(5.00)	(0.89)	(1.56)

Total distributions	–	(3.63)	(2.48)	(2.26)	(2.51)	(1.24)	–		(1.12)	(0.46)	(0.57)	(5.05)	(0.97)	(1.64)

Net asset value at end of period	$15.31	$16.45	$25.17	$20.80	$19.18	$20.84	$18.58		$19.24	$21.68	$18.62	$14.89	$20.13	$16.55

TOTAL RETURN(a)	(6.93)%	(21.75)%	33.74%	21.77%	4.22%	27.87%	(3.43)%		(6.38)%	18.97%	29.44%	(0.35)%	27.94%	14.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84%@	0.79%	0.82%	0.83%	0.82%	0.83%	0.64	%@	0.60%	0.84%@	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.84%@	0.82%	0.82%	0.83%	0.82%	0.83%	0.76	%@	0.71%	0.99%@	1.00%	1.00%	0.99%	0.99%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	–		0.00%	–	0.00%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.28%)@	(0.44)%	(0.45)%	(0.24)%	(0.03)%	(0.07)%	0.22	%@	0.08%	(0.09)%@	0.12%	0.38%	0.22%	0.50%
Ratio of net investment income (loss) to average net assets(c)	(0.29%)@	(0.47)%	(0.45)%	(0.24)%	(0.03)%	(0.07)%	0.11	%@	(0.03)%	(0.24)%@	(0.03)%	0.23%	0.08%	0.36%
Portfolio turnover rate	21%	25%	28%	27%	30%	24%	25%		46%	27%	62%	60%	124%	66%
Number of shares outstanding at end of period (000’s)	45,244	43,257	39,782	39,950	40,727	37,397	3,013		6,928	6,513	6,576	6,923	5,449	5,535
Net assets at end of period (000’s)	$692,532	$711,659	$1,001,518	$831,006	$781,236	$779,336	$55,968		$133,324	$141,163	$122,454	$103,080	$109,697	$91,579

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

278

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Conservative Growth Lifestyle Fund														Core Bond Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,				Year Ended August 31,								Six Months Ended November 30, 2022#		Year Ended May 31,		Year Ended August 31,
			2022		2021(f)		2020		2019		2018		2017				2022	2021(f)	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$11.36		$13.39		$12.31		$11.85		$12.31		$12.07		$11.82		$10.15		$11.37	$11.94	$11.53	$10.74	$11.15	$11.30

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.15		0.31		0.32		0.25		0.31		0.28		0.13		0.21	0.15	0.28	0.33	0.30	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.29)		(1.17)		1.29		0.63		0.17		0.28		0.39		(0.58)		(1.19)	(0.12)	0.52	0.70	(0.45)	(0.12)

Total income (loss) from investment operations	(0.29)		(1.02)		1.60		0.95		0.42		0.59		0.67		(0.45)		(0.98)	0.03	0.80	1.03	(0.15)	0.15

Distributions from:
Net investment income	–		(0.48)		(0.34)		(0.31)		(0.36)		(0.28)		(0.32)		–		(0.13)	(0.29)	(0.39)	(0.24)	(0.26)	(0.30)
Net realized gain on securities	–		(0.53)		(0.18)		(0.18)		(0.52)		(0.07)		(0.10)		–		(0.11)	(0.31)	–	–	(0.00)	–

Total distributions	–		(1.01)		(0.52)		(0.49)		(0.88)		(0.35)		(0.42)		–		(0.24)	(0.60)	(0.39)	(0.24)	(0.26)	(0.30)

Net asset value at end of period	$11.07		$11.36		$13.39		$12.31		$11.85		$12.31		$12.07		$9.70		$10.15	$11.37	$11.94	$11.53	$10.74	$11.15

TOTAL RETURN(a)	(2.55)%		(7.88)%		13.05%		8.14%		3.52%		4.94%		5.76%		(4.43)%		(8.75)%	0.27%	7.05%	9.64%	(1.32)%	1.37%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.12	%@(e)	0.13	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.51	%@	0.50%	0.76%@	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.16	%@(e)	0.14	%(e)	0.15	%@(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.51	%@	0.50%	0.77%@	0.78%	0.78%	0.78%	0.80%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.06	%@(e)	1.14	%(e)	3.13	%@(e)	2.68	%(e)	2.06	%(e)	2.47	%(e)	2.31	%(e)	2.76	%@	1.93%	1.73%@	2.39%	2.99%	2.80%	2.40%
Ratio of net investment income (loss) to average net assets(c)	0.03	%@(e)	1.13	%(e)	3.08	%@(e)	2.62	%(e)	2.01	%(e)	2.43	%(e)	2.27	%(e)	2.76	%@	1.93%	1.72%@	2.37%	2.99%	2.78%	2.37%
Portfolio turnover rate	43%		38%		13%		38%		45%		44%		38%		19%		60%	39%	93%	97%	73%	76%
Number of shares outstanding at end of period (000’s)	28,131		29,105		27,761		27,615		27,369		27,516		27,674		326,729		278,129	247,069	149,401	137,809	119,431	100,052
Net assets at end of period (000’s)	$311,312		$330,697		$371,617		$339,870		$324,436		$338,793		$333,907		$3,169,127		$2,821,678	$2,809,677	$1,784,179	$1,589,218	$1,282,586	$1,115,936

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

279

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dividend Value Fund							Dynamic Allocation Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021	2020	2019	2018			2022		2021		2020		2019		2018

PER SHARE DATA
Net asset value at beginning of period	$13.21		$13.17	$9.98	$10.80	$12.39	$12.09	$10.14		$12.60		$11.93		$11.49		$12.20		$11.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.20	0.25	0.29	0.29	0.26	0.00		0.07		0.20		0.18		0.17		0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.10)		0.10	3.54	(0.34)	(0.27)	0.74	(0.30)		(0.92)		1.94		1.00		0.00		1.00

Total income (loss) from investment operations	0.01		0.30	3.79	(0.05)	0.02	1.00	(0.30)		(0.85)		2.14		1.18		0.17		1.12

Distributions from:
Net investment income	–		(0.26)	(0.26)	(0.24)	(0.24)	(0.24)	–		(0.39)		(0.24)		(0.26)		(0.15)		(0.16)
Net realized gain on securities	–		–	(0.34)	(0.53)	(1.37)	(0.46)	–		(1.22)		(1.23)		(0.48)		(0.73)		(0.50)

Total distributions	–		(0.26)	(0.60)	(0.77)	(1.61)	(0.70)	–		(1.61)		(1.47)		(0.74)		(0.88)		(0.66)

Net asset value at end of period	$13.22		$13.21	$13.17	$9.98	$10.80	$12.39	$9.84		$10.14		$12.60		$11.93		$11.49		$12.20

TOTAL RETURN(a)	0.08%		2.28%	38.46%	(0.33)%	(0.17)%	8.14%	(2.96)%		(7.28)%		18.42%		10.43%		1.47%		9.45%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.69	%@	0.68%	0.69%	0.74%	0.81%	0.81%	0.32	%@(e)	0.32	%(e)	0.32	%(e)	0.32	%(e)	0.32	%(e)	0.31	%(e)
Ratio of expenses to average net assets(c)	0.80	%@	0.79%	0.80%	0.81%	0.81%	0.81%	0.35	%@(e)	0.33	%(e)	0.32	%(e)	0.33	%(e)	0.32	%(e)	0.31	%(e)
Ratio of expense reductions to average net assets	–		0.00%	–	–	–	–	–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	1.79	%@	1.53%	2.18%	2.61%	2.40%	2.06%	0.04	%@(e)	0.60	%(e)	1.57	%(e)	1.47	%(e)	1.36	%(e)	0.97	%(e)
Ratio of net investment income (loss) to average net assets(c)	1.68	%@	1.42%	2.07%	2.54%	2.40%	2.06%	0.00	%@(e)	0.59	%(e)	1.57	%(e)	1.45	%(e)	1.35	%(e)	0.96	%(e)
Portfolio turnover rate	22%		86%	64%	63%	46%	54%	16%		25%		24%		20%		11%		15%
Number of shares outstanding at end of period (000’s)	95,788		95,105	103,420	101,412	88,850	71,348	15,953		16,698		15,751		15,995		17,745		19,983
Net assets at end of period (000’s)	$1,266,237		$1,256,796	$1,361,703	$1,012,017	$959,714	$884,180	$157,040		$169,371		$198,516		$190,741		$203,843		$243,832

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

280

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund								Global Real Estate Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,						Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021		2020	2019	2018			2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$7.25		$10.87	$7.23		$7.71	$8.89	$7.94	$7.57		$8.13	$6.85	$8.00	$7.68	$7.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15		0.31	0.16		0.19	0.18	0.16	0.08		0.13	0.14	0.15	0.17	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.90)		(2.56)	3.66		(0.47)	(1.22)	0.92	(0.96)		(0.57)	1.73	(0.94)	0.44	0.28

Total income (loss) from investment operations	(0.75)		(2.25)	3.82		(0.28)	(1.04)	1.08	(0.88)		(0.44)	1.87	(0.79)	0.61	0.46

Distributions from:
Net investment income	–		(0.30)	(0.18)		(0.20)	(0.14)	(0.13)	–		(0.12)	(0.34)	(0.24)	(0.29)	(0.31)
Net realized gain on securities	–		(1.07)	–		–	–	–	–		–	(0.25)	(0.12)	–	(0.10)

Total distributions	–		(1.37)	(0.18)		(0.20)	(0.14)	(0.13)	–		(0.12)	(0.59)	(0.36)	(0.29)	(0.41)

Net asset value at end of period	$6.50		$7.25	$10.87		$7.23	$7.71	$8.89	$6.69		$7.57	$8.13	$6.85	$8.00	$7.68

TOTAL RETURN(a)	(10.34)%		(20.87)%	52.91	%(e)	(3.74)%	(11.75)%	13.50%	(11.62)%		(5.43)%	28.14%	(10.37)%	8.10%	6.19%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.97	%@	0.93%	0.88%		0.91%	0.93%	0.93%	0.87	%@	0.86%	0.86%	0.85%	0.85%	0.86%
Ratio of expenses to average net assets(c)	0.97	%@	0.93%	0.88%		0.91%	0.93%	0.93%	0.87	%@	0.86%	0.86%	0.85%	0.85%	0.86%
Ratio of expense reductions to average net assets	–		0.00%	0.00%		0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	–	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	4.71	%@	3.23%	1.68%		2.35%	2.29%	1.80%	2.30	%@	1.61%	1.83%	1.84%	2.18%	2.34%
Ratio of net investment income (loss) to average net assets(c)	4.71	%@	3.23%	1.68%		2.35%	2.29%	1.80%	2.30	%@	1.61%	1.83%	1.84%	2.18%	2.34%
Portfolio turnover rate	31%		60%	82%		62%	72%	53%	22%		47%	76%	78%	44%	50%
Number of shares outstanding at end of period (000’s)	89,425		87,523	98,028		97,025	106,698	91,875	62,710		72,057	53,522	52,437	57,358	47,313
Net assets at end of period (000’s)	$581,673		$634,192	$1,065,405		$701,471	$823,071	$817,232	$419,687		$545,132	$435,033	$359,442	$458,620	$363,223

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the gain on the disposal of investments in violation of investment restrictions. (see Note 3).

See Notes to Financial Statements

281

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund							Government Securities Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021	2020	2019	2018			2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$9.16		$10.13	$8.85	$10.24	$12.02	$11.63	$9.79		$10.78	$11.22	$10.57	$10.21	$10.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.18	0.20	0.30	0.44	0.35	0.12		0.20	0.20	0.23	0.23	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.43)		(1.15)	1.50	(0.41)	(1.02)	0.20	(0.47)		(1.00)	(0.39)	0.67	0.37	(0.37)

Total income (loss) from investment operations	(0.32)		(0.97)	1.70	(0.11)	(0.58)	0.55	(0.35)		(0.80)	(0.19)	0.90	0.60	(0.14)

Distributions from:
Net investment income	–		(0.00)	(0.42)	(0.64)	(0.26)	–	–		(0.19)	(0.25)	(0.25)	(0.24)	(0.28)
Net realized gain on securities	–		–	–	(0.64)	(0.94)	(0.16)	–		–	–	–	–	–

Total distributions	–		–	(0.42)	(1.28)	(1.20)	(0.16)	–		(0.19)	(0.25)	(0.25)	(0.24)	(0.28)

Net asset value at end of period	$8.84		$9.16	$10.13	$8.85	$10.24	$12.02	$9.44		$9.79	$10.78	$11.22	$10.57	$10.21

TOTAL RETURN(a)	(3.49)%		(9.57)%	19.49%	(1.01)%	(5.19)%	4.72%	(3.58)%		(7.47)%	(1.70)%	8.57%	5.98%	(1.32)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.70	%@	0.80%	0.70%	0.72%	0.66%	0.65%	0.65	%@	0.65%	0.66%	0.66%	0.67%	0.66%
Ratio of expenses to average net assets(c)	0.76	%@	0.84%	0.72%	0.73%	0.66%	0.65%	0.65	%@	0.65%	0.66%	0.66%	0.67%	0.66%
Ratio of expense reductions to average net assets	–		0.01%	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.47	%@	1.83%	2.09%	2.95%	3.78%	2.86%	2.41	%@	1.90%	1.77%	2.08%	2.24%	2.12%
Ratio of net investment income (loss) to average net assets(c)	2.41	%@	1.79%	2.07%	2.94%	3.78%	2.86%	2.41	%@	1.90%	1.77%	2.08%	2.24%	2.12%
Portfolio turnover rate	51%		140%	39%	108%	30%	30%	47%		11%	13%	17%	17%	3%
Number of shares outstanding at end of period (000’s)	24,379		25,671	28,375	31,935	31,615	32,421	14,431		16,335	13,260	13,225	13,559	11,890
Net assets at end of period (000’s)	$215,635		$235,176	$287,412	$282,708	$323,702	$389,638	$136,260		$159,888	$142,954	$148,338	$143,372	$121,425

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

282

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund							High Yield Bond Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,			Year Ended August 31,
			2022	2021	2020	2019	2018			2022	2021(e)		2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$14.57		$22.19	$18.82	$16.35	$17.36	$15.00	$7.03		$7.68	$7.47		$7.66	$7.53	$7.75	$7.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		(0.02)	(0.02)	0.03	0.06	0.07	0.18		0.32	0.24		0.36	0.39	0.40	0.41
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.82)		(2.84)	6.65	4.22	0.38	3.02	(0.36)		(0.72)	0.28		(0.00)	0.09	(0.18)	0.15

Total income (loss) from investment operations	(0.81)		(2.86)	6.63	4.25	0.44	3.09	(0.18)		(0.40)	0.52		0.36	0.48	0.22	0.56

Distributions from:
Net investment income	–		–	(0.03)	(0.07)	(0.07)	(0.10)	–		(0.25)	(0.31)		(0.55)	(0.35)	(0.44)	(0.37)
Net realized gain on securities	–		(4.76)	(3.23)	(1.71)	(1.38)	(0.63)	–		–	–		–	–	–	–

Total distributions	–		(4.76)	(3.26)	(1.78)	(1.45)	(0.73)	–		(0.25)	(0.31)		(0.55)	(0.35)	(0.44)	(0.37)

Net asset value at end of period	$13.76		$14.57	$22.19	$18.82	$16.35	$17.36	$6.85		$7.03	$7.68		$7.47	$7.66	$7.53	$7.75

TOTAL RETURN(a)	(5.56)%		(14.82)%	36.58%	27.42%	2.65%	20.60%	(2.56)%		(5.34)%	6.95%		5.01%	6.47%	2.89%	7.54%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66	%@	0.61%	0.64%	0.68%	0.74%	0.74%	0.68	%@	0.68%	0.92	%@	0.94%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.82	%@	0.77%	0.80%	0.81%	0.79%	0.79%	0.74	%@	0.71%	0.97	%@	0.98%	0.97%	0.97%	0.97%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.13	%@	(0.09)%	(0.10)%	0.16%	0.34%	0.42%	5.12	%@	4.12%	4.26	%@	4.79%	5.25%	5.16%	5.27%
Ratio of net investment income (loss) to average net assets(c)	(0.03	%)@	(0.25)%	(0.26)%	0.03%	0.29%	0.37%	5.06	%@	4.09%	4.21	%@	4.75%	5.24%	5.15%	5.26%
Portfolio turnover rate	19%		60%	40%	219%	60%	58%	26%		40%	33%		49%	34%	26%	52%
Number of shares outstanding at end of period (000’s)	63,720		69,038	64,460	72,176	64,185	69,279	63,517		73,297	77,982		72,088	85,841	76,525	72,461
Net assets at end of period (000’s)	$876,852		$1,005,830	$1,430,327	$1,358,693	$1,049,181	$1,202,649	$434,938		$515,224	$598,597		$538,716	$657,364	$576,553	$561,480

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

283

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund							International Equities Index Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021	2020	2019	2018			2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$11.02		$11.97	$11.34	$11.07	$10.88	$11.07	$7.28		$8.38	$6.19	$6.74	$7.41	$7.02

Income (loss) from investment operations:
Net investment income (loss)(d)	0.27		0.60	0.18	0.22	0.24	0.26	0.06		0.21	0.15	0.13	0.19	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.68)		(0.71)	0.68	0.32	0.14	(0.14)	(0.20)		(1.09)	2.17	(0.36)	(0.62)	0.35

Total income (loss) from investment operations	(0.41)		(0.11)	0.86	0.54	0.38	0.12	(0.14)		(0.88)	2.32	(0.23)	(0.43)	0.54

Distributions from:
Net investment income	–		(0.28)	(0.17)	(0.27)	(0.18)	(0.21)	–		(0.22)	(0.10)	(0.19)	(0.24)	(0.15)
Net realized gain on securities	–		(0.56)	(0.06)	–	(0.01)	(0.10)	–		–	(0.03)	(0.13)	–	–

Total distributions	–		(0.84)	(0.23)	(0.27)	(0.19)	(0.31)	–		(0.22)	(0.13)	(0.32)	(0.24)	(0.15)

Net asset value at end of period	$10.61		$11.02	$11.97	$11.34	$11.07	$10.88	$7.14		$7.28	$8.38	$6.19	$6.74	$7.41

TOTAL RETURN(a)	(3.72)%		(1.25)%	7.66%	4.88%	3.51%	1.11%	(1.92)%		(10.51)%	37.70%	(3.42)%	(5.81)%	7.63%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.54	%@	0.52%	0.54%	0.57%	0.56%	0.57%	0.43	%@	0.41%	0.42%	0.43%	0.43%	0.42%
Ratio of expenses to average net assets(c)	0.57	%@	0.55%	0.56%	0.57%	0.56%	0.57%	0.43	%@	0.41%	0.42%	0.43%	0.43%	0.42%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.97	%@	5.06%	1.55%	1.94%	2.27%	2.29%	1.81	%@	2.58%	2.11%	1.89%	2.72%	2.57%
Ratio of net investment income (loss) to average net assets(c)	4.94	%@	5.03%	1.53%	1.94%	2.27%	2.29%	1.81	%@	2.58%	2.11%	1.89%	2.72%	2.57%
Portfolio turnover rate	15%		35%	71%	38%	42%	34%	1%		6%	2%	10%	15%	17%
Number of shares outstanding at end of period (000’s)	75,380		78,880	66,826	67,416	63,309	54,697	243,221		214,610	226,703	201,429	154,662	173,854
Net assets at end of period (000’s)	$799,927		$869,007	$800,186	$764,607	$700,574	$595,043	$1,736,827		$1,563,302	$1,899,286	$1,246,804	$1,041,727	$1,287,987

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

284

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund							International Growth Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#	Year Ended May 31,
			2022	2021	2020	2019	2018		2022	2021	2020	2019		2018

PER SHARE DATA
Net asset value at beginning of period	$10.40		$12.45	$12.14	$11.82	$11.64	$11.71	$11.84	$19.13	$12.47	$11.35	$15.01		$13.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.20	0.24	0.29	0.28	0.24	(0.01)	–	(0.02)	–	0.04		0.08
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.67)		(1.89)	0.55	0.24	0.09	(0.20)	(0.24)	(5.20)	6.75	1.13	(0.19)		2.29

Total income (loss) from investment operations	(0.57)		(1.69)	0.79	0.53	0.37	0.04	(0.25)	(5.20)	6.73	1.13	(0.15)		2.37

Distributions from:
Net investment income	–		(0.22)	(0.29)	(0.21)	(0.18)	(0.11)	–	–	–	(0.01)	(0.10)		(0.19)
Net realized gain on securities	–		(0.14)	(0.19)	–	(0.01)	–	–	(2.09)	(0.07)	–	(3.41)		(0.21)

Total distributions	–		(0.36)	(0.48)	(0.21)	(0.19)	(0.11)	–	(2.09)	(0.07)	(0.01)	(3.51)		(0.40)

Net asset value at end of period	$9.83		$10.40	$12.45	$12.14	$11.82	$11.64	$11.59	$11.84	$19.13	$12.47	$11.35		$15.01

TOTAL RETURN(a)	(5.48)%		(13.78)%	6.58%	4.44%	3.26%	0.32%	(2.11)%	(27.99)%	53.98%	10.00%	(0.17	)%(e)	18.38%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.71	%@	0.69%	0.65%	0.65%	0.65%	0.65%	0.90%@	0.85%	0.83%	0.86%	0.89%		0.98%
Ratio of expenses to average net assets(c)	0.71	%@	0.69%	0.65%	0.65%	0.65%	0.65%	1.10%@	1.05%	1.03%	1.06%	1.09%		1.08%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–	–	–	–	–		0.00%
Ratio of net investment income (loss) to average net assets(b)	2.05	%@	1.64%	1.89%	2.34%	2.44%	2.04%	(0.24%)@	(0.02)%	(0.10)%	(0.03)%	0.30%		0.58%
Ratio of net investment income (loss) to average net assets(c)	2.05	%@	1.64%	1.89%	2.34%	2.44%	2.04%	(0.44%)@	(0.22)%	(0.30)%	(0.23)%	0.10%		0.47%
Portfolio turnover rate	26%		53%	71%	105%	94%	95%	7%	25%	18%	22%	35%		130%
Number of shares outstanding at end of period (000’s)	8,585		13,515	15,543	14,125	17,187	18,875	34,265	35,958	33,616	37,029	41,093		32,707
Net assets at end of period (000’s)	$84,393		$140,534	$193,496	$171,444	$203,184	$219,748	$397,219	$425,568	$642,915	$461,774	$466,362		$490,921

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

285

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Opportunities Fund									International Socially Responsible Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,			Year Ended August 31,				Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021(e)		2020	2019	2018	2017			2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$16.02		$23.02	$20.73		$18.44	$21.31	$19.38	$16.00	$21.94		$26.57	$23.97	$25.91	$26.24	$23.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.16	0.04		0.09	0.16	0.13	0.14	0.15		0.52	0.51	0.42	0.44	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.04)		(4.09)	4.00		2.64	(2.10)	1.97	3.49	(0.71)		(3.38)	8.18	(0.96)	(0.29)	2.52

Total income (loss) from investment operations	(0.98)		(3.93)	4.04		2.73	(1.94)	2.10	3.63	(0.56)		(2.86)	8.69	(0.54)	0.15	2.89

Distributions from:
Net investment income	–		(0.05)	(0.11)		(0.13)	(0.19)	(0.17)	(0.25)	–		(0.84)	(0.53)	(0.51)	(0.48)	(0.43)
Net realized gain on securities	–		(3.02)	(1.64)		(0.31)	(0.74)	–	–	–		(0.93)	(5.56)	(0.89)	–	–

Total distributions	–		(3.07)	(1.75)		(0.44)	(0.93)	(0.17)	(0.25)	–		(1.77)	(6.09)	(1.40)	(0.48)	(0.43)

Net asset value at end of period	$15.04		$16.02	$23.02		$20.73	$18.44	$21.31	$19.38	$21.38		$21.94	$26.57	$23.97	$25.91	$26.24

TOTAL RETURN(a)	(6.12)%		(17.48)%	19.97%		15.03%	(9.20)%	10.81%	22.81%	(2.55)%		(10.84)%	37.84%	(2.05)%	0.57%	12.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%@	0.95%	1.19	%@	1.13%	1.00%	1.00%	1.00%	0.67	%@	0.64%	0.65%	0.63%	0.63%	0.62%
Ratio of expenses to average net assets(c)	0.98	%@	0.98%	1.23	%@	1.22%	1.22%	1.20%	1.22%	0.67	%@	0.64%	0.65%	0.63%	0.63%	0.62%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00	%@	0.00%	0.00%	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.83	%@	0.77%	0.23	%@	0.45%	0.83%	0.61%	0.82%	1.56	%@	2.03%	1.89%	1.57%	1.67%	1.44%
Ratio of net investment income (loss) to average net assets(c)	0.80	%@	0.74%	0.19	%@	0.36%	0.60%	0.41%	0.60%	1.56	%@	2.03%	1.89%	1.57%	1.67%	1.44%
Portfolio turnover rate	26%		41%	48%		45%	41%	46%	62%	5%		11%	9%	68%	2%	5%
Number of shares outstanding at end of period (000’s)	28,305		31,649	31,574		29,447	31,253	33,984	34,637	15,066		14,478	14,525	13,629	14,044	16,331
Net assets at end of period (000’s)	$425,608		$507,169	$726,964		$610,424	$576,197	$724,027	$671,097	$322,032		$317,599	$385,891	$326,671	$363,818	$428,452

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

286

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Value Fund							Large Capital Growth Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021	2020	2019	2018			2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$9.90		$11.46	$7.78	$8.93	$10.67	$10.54	$18.42		$21.03	$16.82	$15.68	$15.01	$13.66

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.29	0.19	0.18	0.20	0.21	0.02		0.04	0.05	0.08	0.13	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.45)		(1.67)	3.66	(1.09)	(1.66)	0.13	(0.21)		(0.36)	6.24	2.50	1.71	2.09

Total income (loss) from investment operations	(0.36)		(1.38)	3.85	(0.91)	(1.46)	0.34	(0.19)		(0.32)	6.29	2.58	1.84	2.19

Distributions from:
Net investment income	–		(0.18)	(0.17)	(0.23)	(0.28)	(0.21)	–		(0.04)	(0.08)	(0.13)	(0.10)	(0.09)
Net realized gain on securities	–		–	–	(0.01)	–	–	–		(2.25)	(2.00)	(1.31)	(1.07)	(0.75)

Total distributions	–		(0.18)	(0.17)	(0.24)	(0.28)	(0.21)	–		(2.29)	(2.08)	(1.44)	(1.17)	(0.84)

Net asset value at end of period	$9.54		$9.90	$11.46	$7.78	$8.93	$10.67	$18.23		$18.42	$21.03	$16.82	$15.68	$15.01

TOTAL RETURN(a)	(3.64)%		(12.03)%	49.67%	(10.17)%	(13.83)%	3.19%	(1.03)%		(1.82)%	38.39%	17.08%	12.50%	16.00%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78	%@	0.74%	0.74%	0.73%	0.77%	0.79%	0.76	%@	0.74%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets(c)	0.85	%@	0.81%	0.81%	0.80%	0.82%	0.79%	0.76	%@	0.74%	0.75%	0.75%	0.75%	0.75%
Ratio of expense reductions to average net assets	–		0.00%	–	0.00%	0.00%	0.00%	–		–	–	0.00%	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.10	%@	2.66%	1.95%	2.01%	1.97%	1.93%	0.25	%@	0.19%	0.24%	0.45%	0.81%	0.70%
Ratio of net investment income (loss) to average net assets(c)	2.03	%@	2.59%	1.88%	1.94%	1.92%	1.93%	0.25	%@	0.19%	0.24%	0.45%	0.81%	0.70%
Portfolio turnover rate	30%		70%	62%	64%	136%	30%	16%		18%	22%	37%	26%	21%
Number of shares outstanding at end of period (000’s)	55,782		61,537	64,412	77,667	77,083	81,504	37,678		38,570	31,517	31,185	30,448	29,613
Net assets at end of period (000’s)	$532,128		$609,239	$738,262	$604,123	$688,485	$869,416	$686,778		$710,547	$662,844	$524,630	$477,301	$444,633

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

287

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Index Fund							Mid Cap Strategic Growth Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021	2020	2019	2018			2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$26.38		$31.20	$20.75	$23.52	$28.04	$26.43	$17.88		$23.15	$16.50	$15.49	$15.85	$13.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.30	0.35	0.30	0.32	0.35	0.00		(0.03)	(0.03)	(0.00)	0.00	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	0.66		(2.35)	11.29	(0.70)	(1.86)	3.45	0.14		(3.20)	7.83	1.89	1.13	2.66

Total income (loss) from investment operations	0.84		(2.05)	11.64	(0.40)	(1.54)	3.80	0.14		(3.23)	7.80	1.89	1.13	2.67

Distributions from:
Net investment income	–		(0.38)	(0.32)	(0.36)	(0.37)	(0.32)	–		–	(0.02)	–	(0.00)	(0.01)
Net realized gain on securities	–		(2.39)	(0.87)	(2.01)	(2.61)	(1.87)	–		(2.04)	(1.13)	(0.88)	(1.49)	(0.73)

Total distributions	–		(2.77)	(1.19)	(2.37)	(2.98)	(2.19)	–		(2.04)	(1.15)	(0.88)	(1.49)	(0.74)

Net asset value at end of period	$27.22		$26.38	$31.20	$20.75	$23.52	$28.04	$18.02		$17.88	$23.15	$16.50	$15.49	$15.85

TOTAL RETURN(a)	3.18%		(6.84)%	56.39%	(1.25)%	(5.76)%	14.51%	0.78%		(14.32)%	47.61%	12.76%	7.45%	19.17%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.37	%@	0.34%	0.35%	0.36%	0.36%	0.35%	0.78	%@	0.75%	0.78%	0.81%	0.81%	0.82%
Ratio of expenses to average net assets(c)	0.37	%@	0.34%	0.35%	0.36%	0.36%	0.35%	0.78	%@	0.75%	0.78%	0.81%	0.81%	0.82%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.39	%@	0.99%	1.33%	1.28%	1.20%	1.25%	0.04	%@	(0.14)%	(0.13)%	(0.03)%	(0.02)%	0.03%
Ratio of net investment income (loss) to average net assets(c)	1.39	%@	0.99%	1.33%	1.28%	1.20%	1.25%	0.04	%@	(0.14)%	(0.13)%	(0.03)%	(0.02)%	0.03%
Portfolio turnover rate	8%		14%	18%	14%	14%	15%	22%		76%	49%	25%	31%	40%
Number of shares outstanding at end of period (000’s)	110,459		121,975	123,862	131,740	123,200	122,466	35,606		41,238	38,473	19,079	19,581	18,404
Net assets at end of period (000’s)	$3,006,886		$3,217,500	$3,864,639	$2,734,114	$2,897,313	$3,434,089	$641,504		$737,360	$890,709	$314,845	$303,288	$291,655

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

288

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Value Fund									Moderate Growth Lifestyle Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,			Year Ended August 31,				Six Months Ended November 30, 2022#		Year Ended May 31,				Year Ended August 31,
			2022	2021(f)		2020	2019	2018	2017			2022		2021(f)		2020		2019		2018		2017

PER SHARE DATA
Net asset value at beginning of period	$20.64		$22.22	$15.38		$17.19	$22.13	$21.23	$20.45	$13.83		$16.13		$14.16		$13.88		$15.00		$14.23		$13.98

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.13	0.04		0.13	0.14	0.09	0.07	0.01		0.15		0.28		0.31		0.24		0.26		0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)		(0.07)	7.02		(0.81)	(1.11)	2.62	2.17	(0.29)		(1.15)		2.49		0.93		(0.00)		1.08		0.92

Total income (loss) from investment operations	0.11		0.06	7.06		(0.68)	(0.97)	2.71	2.24	(0.28)		(1.00)		2.77		1.24		0.24		1.34		1.16

Distributions from:
Net investment income	–		(0.07)	(0.13)		(0.15)	(0.11)	(0.09)	(0.13)	–		(0.52)		(0.33)		(0.34)		(0.32)		(0.24)		(0.32)
Net realized gain on securities	–		(1.57)	(0.09)		(0.98)	(3.86)	(1.72)	(1.33)	–		(0.78)		(0.47)		(0.62)		(1.04)		(0.33)		(0.59)

Total distributions	–		(1.64)	(0.22)		(1.13)	(3.97)	(1.81)	(1.46)	–		(1.30)		(0.80)		(0.96)		(1.36)		(0.57)		(0.91)

Net asset value at end of period	$20.75		$20.64	$22.22		$15.38	$17.19	$22.13	$21.23	$13.55		$13.83		$16.13		$14.16		$13.88		$15.00		$14.23

TOTAL RETURN(a)	0.53%		0.18%	45.95%		(4.12)%	(4.14)%	12.90%	11.02%	(2.02)%		(6.49)%		19.65%		9.26%		1.71%		9.44%		8.42%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.79%	1.04	%@	1.05%	1.05%	1.05%	1.05%	0.11	%@(e)	0.12	%(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	0.82	%@	0.79%	1.06	%@	1.07%	1.06%	1.05%	1.05%	0.14	%@(e)	0.12	%(e)	0.13	%@(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	–		–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	1.08	%@	0.61%	0.31	%@	0.82%	0.73%	0.40%	0.32%	0.08	%@(e)	0.97	%(e)	2.39	%@(e)	2.24	%(e)	1.69	%(e)	1.75	%(e)	1.68	%(e)
Ratio of net investment income (loss) to average net assets(c)	1.06	%@	0.61%	0.29	%@	0.80%	0.72%	0.40%	0.32%	0.06	%@(e)	0.97	%(e)	2.36	%@(e)	2.20	%(e)	1.66	%(e)	1.72	%(e)	1.65	%(e)
Portfolio turnover rate	34%		51%	31%		63%	44%	44%	44%	49%		37%		15%		49%		39%		47%		36%
Number of shares outstanding at end of period (000’s)	38,434		42,214	42,346		47,067	43,256	41,411	49,262	73,850		75,576		72,656		71,656		67,965		64,297		63,003
Net assets at end of period (000’s)	$797,407		$871,131	$940,809		$724,100	$743,460	$916,284	$1,046,046	$1,000,324		$1,045,238		$1,172,232		$1,014,351		$943,311		$964,607		$896,346

#	Unaudited
@	Annualized
(a)

Total return includes if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

289

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund								Science & Technology Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,						Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021		2020	2019	2018			2022	2021	2020		2019	2018

PER SHARE DATA
Net asset value at beginning of period	$20.06		$24.00	$18.29		$14.08	$13.97	$12.11	$22.80		$39.38	$29.88	$25.95		$31.14	$26.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.06	0.06		0.08	0.12	0.06	(0.04)		(0.21)	(0.22)	0.05		(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.99)		(1.65)	7.74		4.72	0.26	2.48	(1.66)		(8.09)	14.40	7.31		0.94	7.89

Total income (loss) from investment operations	(0.95)		(1.59)	7.80		4.80	0.38	2.54	(1.70)		(8.30)	14.18	7.36		0.84	7.80

Distributions from:
Net investment income	–		(0.06)	(0.08)		(0.14)	(0.06)	(0.07)	–		–	(0.02)	–		–	–
Net realized gain on securities	–		(2.29)	(2.01)		(0.45)	(0.21)	(0.61)	–		(8.28)	(4.66)	(3.43)		(6.03)	(2.66)

Total distributions	–		(2.35)	(2.09)		(0.59)	(0.27)	(0.68)	–		(8.28)	(4.68)	(3.43)		(6.03)	(2.66)

Net asset value at end of period	$19.11		$20.06	$24.00		$18.29	$14.08	$13.97	$21.10		$22.80	$39.38	$29.88		$25.95	$31.14

TOTAL RETURN(a)	(4.74)%		(7.42)%	43.47	%(e)	34.71%	2.76%	20.94%	(7.46)%		(23.50)%	48.22%	30.60	%(f)	3.04%	30.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.52	%@	0.50%	0.51%		0.53%	0.53%	0.53%	0.94	%@	0.94%	0.97%	0.97%		0.98%	0.97%
Ratio of expenses to average net assets(c)	0.54	%@	0.50%	0.51%		0.53%	0.54%	0.54%	0.97	%@	0.95%	0.97%	0.97%		0.98%	0.97%
Ratio of expense reductions to average net assets	–		–	–		–	–	–	0.00	%@	0.00%	0.00%	0.01%		0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.43	%@	0.22%	0.25%		0.49%	0.85%	0.49%	(0.41	%)@	(0.58)%	(0.60)%	0.19%		(0.35)%	(0.33)%
Ratio of net investment income (loss) to average net assets(c)	0.41	%@	0.22%	0.25%		0.49%	0.84%	0.48%	(0.44	%)@	(0.59)%	(0.60)%	0.19%		(0.35)%	(0.33)%
Portfolio turnover rate	1%		9%	8%		8%	6%	3%	36%		68%	88%	98%		89%	84%
Number of shares outstanding at end of period (000’s)	34,530		37,071	34,731		34,045	35,447	33,891	88,261		92,483	78,910	54,314		53,666	45,064
Net assets at end of period (000’s)	$659,840		$743,801	$833,580		$622,519	$499,269	$473,513	$1,862,210		$2,108,867	$3,107,205	$1,623,083		$1,392,834	$1,403,433

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by affiliates
(f)	The Fund’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

290

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Growth Fund									Small Cap Index Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,			Year Ended August 31,				Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021(e)		2020	2019	2018	2017			2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$14.77		$22.85	$20.49		$16.89	$23.31	$16.98	$14.20	$17.41		$23.48	$15.08	$18.76	$22.81	$20.23

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.02)		(0.13)	(0.13)		(0.11)	(0.11)	(0.12)	(0.08)	0.12		0.15	0.12	0.17	0.22	0.22
Net realized and unrealized gain (loss) on investments and foreign currencies	0.02		(6.53)	5.23		6.21	(1.22)	7.14	3.72	0.19		(4.01)	9.54	(0.99)	(2.25)	3.85

Total income (loss) from investment operations	–		(6.66)	5.10		6.10	(1.33)	7.02	3.64	0.31		(3.86)	9.66	(0.82)	(2.03)	4.07

Distributions from:
Net investment income	–		–	–		–	–	–	–	–		(0.15)	(0.19)	(0.32)	(0.24)	(0.22)
Net realized gain on securities	–		(1.42)	(2.74)		(2.50)	(5.09)	(0.69)	(0.86)	–		(2.06)	(1.07)	(2.54)	(1.78)	(1.27)

Total distributions	–		(1.42)	(2.74)		(2.50)	(5.09)	(0.69)	(0.86)	–		(2.21)	(1.26)	(2.86)	(2.02)	(1.49)

Net asset value at end of period	$14.77		$14.77	$22.85		$20.49	$16.89	$23.31	$16.98	$17.72		$17.41	$23.48	$15.08	$18.76	$22.81

TOTAL RETURN(a)	0.00%		(29.91)%	25.62%		38.49%	(5.47)%	41.51%	26.05%	1.78%		(17.14)%	63.99%	(3.87)%	(9.23)%	20.42%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.88	%@	0.88%	1.11	%@	1.14%	1.16%	1.16%	1.16%	0.43	%@	0.41%	0.42%	0.44%	0.40%	0.40%
Ratio of expenses to average net assets(c)	0.95	%@	0.92%	1.19	%@	1.24%	1.23%	1.22%	1.25%	0.45	%@	0.41%	0.42%	0.44%	0.40%	0.40%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00	%@	0.01%	0.01%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.32	%)@	(0.61)%	(0.84	)%@	(0.61)%	(0.54)%	(0.61)%	(0.53)%	1.38	%@	0.67%	0.61%	0.94%	1.01%	0.99%
Ratio of net investment income (loss) to average net assets(c)	(0.39	%)@	(0.66)%	(0.92	)%@	(0.70)%	(0.61)%	(0.67)%	(0.62)%	1.37	%@	0.67%	0.61%	0.94%	1.01%	0.99%
Portfolio turnover rate	20%		34%	40%		48%	60%	63%	40%	11%		20%	14%	13%	16%	17%
Number of shares outstanding at end of period (000’s)	36,806		33,840	36,204		10,271	11,386	9,239	8,088	50,901		53,194	61,697	59,576	53,944	56,750
Net assets at end of period (000’s)	$543,584		$499,878	$827,215		$210,497	$192,341	$215,384	$137,330	$901,756		$926,232	$1,448,543	$898,557	$1,012,040	$1,294,430

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

291

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund							Small Cap Value Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,			Year Ended August 31,
			2022	2021	2020	2019	2018			2022	2021(e)		2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$12.71		$14.26	$8.80	$11.14	$13.84	$13.17	$13.54		$15.57	$9.51		$10.76	$15.74	$14.47	$13.57

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.09	0.07	0.12	0.12	0.15	0.10		0.12	0.05		0.10	0.15	0.15	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.30)		(0.80)	5.81	(1.31)	(1.02)	1.84	(0.06)		(0.93)	6.11		(0.92)	(2.80)	2.36	1.48

Total income (loss) from investment operations	(0.21)		(0.71)	5.88	(1.19)	(0.90)	1.99	0.04		(0.81)	6.16		(0.82)	(2.65)	2.51	1.59

Distributions from:
Net investment income	–		(0.08)	(0.15)	(0.15)	(0.17)	(0.18)	–		(0.07)	(0.10)		(0.14)	(0.21)	(0.13)	(0.14)
Net realized gain on securities	–		(0.76)	(0.27)	(1.00)	(1.63)	(1.14)	–		(1.15)	–		(0.29)	(2.12)	(1.11)	(0.55)

Total distributions	–		(0.84)	(0.42)	(1.15)	(1.80)	(1.32)	–		(1.22)	(0.10)		(0.43)	(2.33)	(1.24)	(0.69)

Net asset value at end of period	$12.50		$12.71	$14.26	$8.80	$11.14	$13.84	$13.58		$13.54	$15.57		$9.51	$10.76	$15.74	$14.47

TOTAL RETURN(a)	(1.65)%		(5.18)%	66.92%	(10.88)%	(6.88)%	15.39%	0.30%		(5.49)%	64.80%		(7.72)%	(17.24)%	17.40%	11.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89	%@	0.87%	0.89%	0.88%	0.87%	0.87%	0.77	%@	0.77%	1.01	%@	0.99%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets(c)	0.89	%@	0.87%	0.89%	0.88%	0.87%	0.87%	0.80	%@	0.79%	1.06	%@	1.09%	1.06%	1.03%	1.03%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.01%	0.00%	0.01	%@	0.01%	0.01	%@	0.01%	0.01%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.51	%@	0.64%	0.58%	1.10%	0.91%	1.04%	1.53	%@	0.78%	0.53	%@	0.97%	1.07%	0.96%	0.71%
Ratio of net investment income (loss) to average net assets(c)	1.51	%@	0.64%	0.58%	1.10%	0.91%	1.04%	1.51	%@	0.77%	0.48	%@	0.87%	0.96%	0.88%	0.62%
Portfolio turnover rate	7%		20%	37%	37%	33%	37%	42%		67%	55%		69%	55%	46%	79%
Number of shares outstanding at end of period (000’s)	17,234		18,570	19,614	20,134	20,076	21,730	42,650		38,703	32,220		31,778	29,381	33,971	36,582
Net assets at end of period (000’s)	$215,475		$236,013	$279,760	$177,110	$223,576	$300,745	$579,286		$523,983	$501,758		$302,120	$316,042	$534,548	$529,505

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

292

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund							Systematic Core Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,
			2022	2021	2020	2019	2018			2022	2021	2020	2019	2018

PER SHARE DATA
Net asset value at beginning of period	$47.49		$52.66	$40.27	$39.24	$39.46	$36.47	$25.55		$26.61	$20.57	$20.35	$22.23	$20.70

Income (loss) from investment operations:
Net investment income (loss)(d)	0.33		0.59	0.60	0.81	0.72	0.63	0.15		0.20	0.15	0.18	0.21	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.56)		(0.72)	15.20	3.86	0.62	4.49	(0.22)		(1.07)	8.62	2.68	0.43	2.34

Total income (loss) from investment operations	(0.23)		(0.13)	15.80	4.67	1.34	5.12	(0.07)		(0.87)	8.77	2.86	0.64	2.53

Distributions from:
Net investment income	–		(0.64)	(0.83)	(0.87)	(0.64)	(0.67)	–		(0.06)	(0.17)	(0.24)	(0.21)	(0.21)
Net realized gain on securities	–		(4.40)	(2.58)	(2.77)	(0.92)	(1.46)	–		(0.13)	(2.56)	(2.40)	(2.31)	(0.79)

Total distributions	–		(5.04)	(3.41)	(3.64)	(1.56)	(2.13)	–		(0.19)	(2.73)	(2.64)	(2.52)	(1.00)

Net asset value at end of period	$47.26		$47.49	$52.66	$40.27	$39.24	$39.46	$25.48		$25.55	$26.61	$20.57	$20.35	$22.23

TOTAL RETURN(a)	(0.48)%		(0.54)%	39.93%	12.45%	3.43%	13.99%	(0.27)%		(3.30)%	43.72%	15.08%	2.87%	12.17%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.29	%@	0.29%	0.29%	0.30%	0.33%	0.34%	0.64	%@	0.63%	0.68%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.34	%@	0.31%	0.32%	0.33%	0.33%	0.34%	0.86	%@	0.85%	0.90%	0.99%	0.92%	0.90%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.46	%@	1.09%	1.26%	1.91%	1.78%	1.62%	1.22	%@	0.71%	0.67%	0.85%	0.95%	0.88%
Ratio of net investment income (loss) to average net assets(c)	1.42	%@	1.07%	1.24%	1.88%	1.78%	1.62%	1.00	%@	0.49%	0.45%	0.71%	0.88%	0.83%
Portfolio turnover rate	1%		2%	4%	3%	4%	3%	7%		15%	20%	98%	44%	43%
Number of shares outstanding at end of period (000’s)	110,546		116,730	114,594	119,807	118,173	125,644	21,143		23,336	26,049	5,963	5,774	5,767
Net assets at end of period (000’s)	$5,223,935		$5,543,586	$6,035,053	$4,825,190	$4,637,546	$4,958,503	$538,636		$596,130	$693,185	$122,639	$117,501	$128,172

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

293

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Value Fund							U.S. Socially Responsible Fund
	Six Months Ended November 30, 2022#		Year Ended May 31,					Six Months Ended November 30, 2022#		Year Ended May 31,		Year Ended August 31,
			2022	2021	2020	2019	2018			2022	2021(e)	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$13.01		$13.12	$11.79	$13.93	$15.91	$15.64	$20.64		$24.85	$20.91	$22.03	$23.09	$20.15	$19.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.21	0.14	0.23	0.34	0.20	0.16		0.26	0.13	0.26	0.27	0.30	0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	0.08		0.24	3.94	(0.52)	(0.61)	1.45	0.02		(0.91)	4.74	3.15	0.72	3.39	2.33

Total income (loss) from investment operations	0.22		0.45	4.08	(0.29)	(0.27)	1.65	0.18		(0.65)	4.87	3.41	0.99	3.69	2.62

Distributions from:
Net investment income	–		(0.04)	(0.24)	(0.39)	(0.22)	(0.28)	–		(0.17)	(0.25)	(0.33)	(0.34)	(0.35)	(0.29)
Net realized gain on securities	–		(0.52)	(2.51)	(1.46)	(1.49)	(1.10)	–		(3.39)	(0.68)	(4.20)	(1.71)	(0.40)	(1.41)

Total distributions	–		(0.56)	(2.75)	(1.85)	(1.71)	(1.38)	–		(3.56)	(0.93)	(4.53)	(2.05)	(0.75)	(1.70)

Net asset value at end of period	$13.23		$13.01	$13.12	$11.79	$13.93	$15.91	$20.82		$20.64	$24.85	$20.91	$22.03	$23.09	$20.15

TOTAL RETURN(a)	1.69%		3.54%	36.90%	(2.34)%	(1.84)%	10.34%	0.87%		(2.90)%	23.38%	17.06%	4.46%	18.49%	13.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.50	%@	0.48%	0.57%	0.80%	0.85%	0.85%	0.37	%@	0.35%	0.60%@	0.60%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.80	%@	0.78%	0.87%	1.16%	0.93%	0.92%	0.37	%@	0.35%	0.60%@	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.29	%@	1.54%	1.39%	1.64%	2.14%	1.20%	1.59	%@	1.06%	0.77%@	1.20%	1.22%	1.37%	1.46%
Ratio of net investment income (loss) to average net assets(c)	1.99	%@	1.24%	1.09%	1.27%	2.06%	1.13%	1.59	%@	1.06%	0.77%@	1.18%	1.17%	1.33%	1.41%
Portfolio turnover rate	32%		32%	197%	265%	28%	24%	19%		23%	18%	14%	36%	5%	0%
Number of shares outstanding at end of period (000’s)	35,155		37,423	42,909	3,751	3,676	3,742	33,648		35,540	33,370	35,643	32,675	34,175	39,701
Net assets at end of period (000’s)	$464,924		$486,821	$563,185	$44,233	$51,212	$59,532	$700,516		$733,505	$829,253	$745,440	$719,784	$789,118	$799,898

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.

See Notes to Financial Statements

294

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

November 30, 2022 (Unaudited)

At a meeting held on August 2-3, 2022, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to certain series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, L.P. (“AB”), Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), ClearBridge Investments, LLC (“ClearBridge”), Columbia Management Investment Advisers, LLC (“Columbia”), Delaware Investments Fund Advisers (“DIFA”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco”), Invesco Asset Management Limited, Janus Henderson Investors U.S. LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Management Company (“MSIM Co.”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe”), Voya Investment Management Co. LLC (“Voya”) and Wellington Management Company LLP (“Wellington”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 2-3, 2022 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at a meeting held on July 11, 2022.1

In addition, at the August 2-3, 2022 meeting, the Board approved a new investment advisory agreement between VC I and VALIC (the “New Advisory Agreements”) in connection with American International Group, Inc.’s (“AIG”) expected separation of its life and retirement business, including VALIC and SunAmerica, into a stand-alone entity, Corebridge Financial, Inc. (“Corebridge”) (the “Transaction”). The Board noted that when AIG’s stake in Corebridge goes below 25%, there would be a change in control event under the 1940 Act (“Change in Control Event”), which would result in the automatic termination of the Advisory Contracts. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new investment subadvisory agreements between VALIC and the Sub-advisers (the “New Sub-Advisory Agreements” and together with the New Advisory Agreements, the “New Agreements”) to go into effect at the time of the Change in Control Event. The Board noted that shareholders of each Fund would be asked to approve the New Advisory Agreements and shareholders of the SunAmerica Sub-Advised Funds will be asked to approve the New Sub-Advisory Agreements between VALIC and SunAmerica, but that shareholder approval of New Sub-Advisory Agreements with the current, unaffiliated sub-advisers to the Funds is not required due to the Funds’ current exemptive order that permits VALIC, subject to the approval of the Board, but without the need for shareholder approval, to enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers.

In connection with the approval of the Advisory Contracts and the New Agreements, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts and New Agreements. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts and New Agreements; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC and the Sub-advisers in connection with their consideration of approval of the Advisory Contracts and New Agreements. The matters discussed below were also considered separately by the Independent Directors in an executive session at a meeting held on July 11, 2022, and executive sessions held during the August 2022 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 11, 2022 meeting, the Independent Directors submitted questions and requests for additional information to management and considered management’s responses thereto at the August 2022 meeting. The continuation of all Advisory Contracts was approved at the August 2022 meeting for a one-year term beginning September 1, 2022 and ending August 31, 2023. The New Agreements were approved at the August 2022 meeting for an initial two-year term beginning at the time of the Change in Control Event.

Annual Renewal of the Advisory Contracts

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account its knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the sub-advisers, and is also responsible for monitoring and reviewing the activities of the sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the sub-advisers’ management of VC I is subject to the oversight of the Board and must be made in accordance with the investment objectives,

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 2-3, 2022 meeting was held telephonically in reliance on the Orders.

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policies and restrictions set forth in VC I’s prospectuses and statements of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.

With respect to the services provided by the sub-advisers, the Board considered information provided to them regarding the services provided by each sub-adviser, including information presented throughout the previous year. The Board noted that each sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Board concerning its discharge of the foregoing responsibilities. The Board reviewed each sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each sub-adviser. The Board also considered each sub-adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain Funds. The Board also considered VALIC’s and each sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The sub-advisers provided, and the Board also considered, expense information of comparable accounts managed by the sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2021.

The Board also received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2022, and that benchmark information provided by management was through the period ended May 31, 2022. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•	Aggressive Growth Lifestyle Fund (PineBridge Investments (“PineBridge”)). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including a proposal to implement a new fee waiver at this meeting.

The Fund underperformed the Lipper peer index and median of its Performance Group/Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its blended benchmark for the one- and five-year periods and outperformed for the three-year period. The Board also noted that, at this Board meeting, management will be proposing that JPMIM take over sub-advisory duties, replacing PineBridge as the Fund’s sub-adviser.

•	Asset Allocation Fund (J.P. Morgan Investment Management (“JPMIM”)). The Fund’s actual management fees were at the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were at the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed the Lipper peer index and median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of the Performance Group for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed its blended benchmark for the one-year period and underperformed for the three- and five-year periods. The Board also noted that JPMIM took over sub-advisory duties for the Fund effective January 8, 2021, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

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•	Blue Chip Growth Fund (T. Rowe Price Associates, Inc. (“T. Rowe”)). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were at the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including a reduction in the sub-advisory fee in 2021 and a corresponding advisory fee waiver.

The Fund underperformed the Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and that management is considering taking potential actions with respect to the Fund.

•	Capital Appreciation Fund (Columbia Management Investment Advisers, LLC (“Columbia”)). The Fund’s actual management fee, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund outperformed its Lipper peer index and median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods.

•	Conservative Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including a proposal to implement a new fee waiver at this meeting.

The Fund underperformed the Lipper peer index and median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period, outperformed for the three-year period and performed equal to the median for the five-year period. The Fund underperformed its blended benchmark for the one-year period and outperformed for the three- and five-year periods. The Board also noted that, at this Board meeting, management will be proposing that JPMIM take over sub-advisory duties, replacing PineBridge as the Fund’s sub-adviser.

•	Core Bond Fund (PineBridge). The Fund’s actual management fee was equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s total net expenses were equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and equal to the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed for the three-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund was involved in a reorganization last year.

•	Dividend Value Fund (BlackRock Investment Management, LLC (“BlackRock”)/ClearBridge Investments, LLC (“ClearBridge”)). The Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Fund’s total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that ClearBridge had assumed sub-advisory duties on a sleeve of the Fund effective July 7, 2021, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

•	Dynamic Allocation Fund (AllianceBernstein L.P (“AllianceBernstein”). /SunAmerica Asset Management, LLC (“SunAmerica”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2023.

The Fund outperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Emerging Economies Fund (JPMIM). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed for the three-year period. The Fund outperformed the median of its Performance Group for the one, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Global Real Estate Fund (Goldman Sachs Asset Management, L.P. (“GSAM”)/Invesco Advisers, Inc (“Invesco”)./Invesco Asset Management Limited (“Invesco Ltd”)). The Fund’s actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were below

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the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and that management is considering taking potential actions with respect to the Fund.

•	Global Strategy Fund (Franklin Advisers, Inc. (“Franklin”)/Brandywine Global Investment Management, LLC (“Brandywine”)). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including a reduction in the sub-advisory fee in 2021 and a corresponding advisory fee waiver.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted Brandywine was added as a sub-subadviser to a sleeve of the Fund effective December 7, 2021.

•	Government Securities Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted the limited size of the Sub-advisory Expense Universe.

The Fund underperformed the median of its Performance Group/Universe for the one- and five-year periods and performed equal to the median for the three-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. Lipper peer index was not available for the Fund. The Board took into account management’s discussion of the Fund’s performance.

•	Growth Fund (BlackRock/SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed for the three-year period. The Fund performed equal to the median of its Performance Group for the one-year period, outperformed for the three-year period and underperformed for the five-year period. The Fund underperformed the median of the Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	High Yield Bond Fund (Wellington Management Company LLP (“Wellington”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2023.

The Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed the median of the Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of the Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Inflation Protected Fund (Wellington). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one- and five-year periods and underperformed for the three-year period. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Wellington assumed sub-advisory duties of the Fund effective September 28, 2020, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.

•	International Equities Index Fund (SunAmerica). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed for the three-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-year period and underperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-year period, performed equal to the median for the three-year period and outperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•	International Government Bond Fund (PineBridge). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Group/Universe.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed the median of its Performance Universe for the five-year period. The Fund outperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

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•	International Growth Fund (Morgan Stanley Investment Management Inc. (“MSIM”)/Morgan Stanley Investment Management Company (“MSIM Co.”)). The Fund’s actual management fees were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board noted that MSIM Co. had been added as the Fund’s sub-subadviser effective April 30, 2021.

•	International Opportunities Fund (Massachusetts Financial Services Company (“MFS”) and Delaware Investments Fund Advisers (“DIFA”)). The Fund’s actual management fees and total net expenses were above the median of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2023.

The Fund underperformed the medians of its Performance Group/Universe for the one- and three-year periods and outperformed for the five-year period. Lipper peer index was not available for the Fund. The Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•	International Socially Responsible Fund (SunAmerica). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed for the five-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	International Value Fund (Allspring Global Investments, LLC (“Allspring”)). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The actual sub-advisory fees were above the median of the Sub-advisory Expense Group and equal to the median of the Sub-Advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed for the three-year period. The Fund underperformed the median of its Performance Universe for the one-, three- and five-year periods. Lipper peer index was not available for the Fund. The Fund outperformed its benchmark for the one- and three-year periods and underperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•	Large Capital Growth Fund (MFS). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and outperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one- and five-year periods and underperformed for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•	Mid Cap Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. Lipper peer index was not available for the Fund. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Mid Cap Strategic Growth Fund (Voya Investment Management Co. LLC (“Voya”)/Janus Henderson Investors U.S. LLC (“Janus”)). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers implemented in January 2022.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Voya had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of July 25, 2022.

•	Mid Cap Value Fund (Wellington / Boston Partners Global Investors, Inc. Boston Partners”)). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The total net expenses were below the median of the Expense Group and equal to the median of the Expense Universe. The actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one- and three-year periods and performed equal to the median for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

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•	Moderate Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including a proposal to implement a fee waiver at this meeting.

The Fund outperformed the Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-year period and outperformed for the three- and five-year periods. The Board also noted that, at this Board meeting, management will be proposing that JPMIM take over sub-advisory duties, replacing PineBridge as the Fund’s sub-adviser.

•	Nasdaq-100® Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that management would be implementing a fee waiver at this meeting.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and performed equal to the median for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Science & Technology Fund (T. Rowe/Voya/Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund was involved in a reorganization last year. The Board also noted that Voya had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of July 25, 2022.

•	Small Cap Growth Fund (JPMIM/T. Rowe). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed the medians of its Performance Group/Universe for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund was involved in a reorganization last year.

•	Small Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that management would be implementing a fee waiver at this meeting.

The Fund underperformed its Lipper peer index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Small Cap Special Values Fund (Allspring). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Small Cap Value Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and equal to the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that management would be extending the contractual limitation on total expenses through September 30, 2023.

The Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed for the five-year period. The Fund performed equal to the median of its Performance Group for the one-year period and underperformed the median for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-year period and underperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Stock Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Group and equal to the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that management would be extending the contractual limitation on total expenses through September 30, 2023.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

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•	Systematic Core Fund (GSAM). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s actual total expenses were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that GSAM assumed sub-advisory duties of the Fund effective April 27, 2020, replacing the former sub-adviser, and that the Fund changed its strategy at that time.

•	Systematic Value Fund (Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers. T

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	U.S. Socially Responsible Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed for the five-year period.    The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreements. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. The Board noted that these benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Funds, also makes certain payments to its affiliated life insurers (collectively, the “Life Companies”) for certain administrative services rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to one or more of the Funds. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and the Life Companies, the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the

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sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the sub-advisers in connection with their relationship to the Funds, the Board noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Board determined that the profitability to the sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-Advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the sub-advisers and noted that VALIC would compensate the sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the sub-advisers’ compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Approval of the New Agreements

Nature, Extent and Quality of Services.

The Board considered the benefits to shareholders of retaining VALIC and the Sub-Advisers and approving the New Agreements, particularly in light of the nature, extent, and quality of the services that have been provided by VALIC and the Sub-Advisers. The Board considered the services provided by VALIC and the Sub-Advisers in rendering investment management services to the Funds. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-Advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-Adviser changes and/or other changes intended to improve the performance of the Funds. The Board considered the quality of the portfolio management services which have benefited and should continue to benefit each Fund and its shareholders, the organizational depth and resources of VALIC and each Sub-Adviser including the background and experience of VALIC’s and each Sub-Adviser’s management personnel, and the expertise of VALIC’s and each Sub-Adviser’s portfolio management team, as well as the investment methodology used by VALIC and each Sub-Adviser.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it continues to have the financial wherewithal to provide the services under the New Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.

With respect to the services provided by the Sub-Advisers, the Board considered information provided to the Board regarding the services provided by each Sub-Adviser, including information presented throughout the previous year and at this Meeting in connection with the annual review and approval of the Advisory Contracts (“2022 Contracts Review Meeting”). The Board noted that each Sub-Adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports

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to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-Adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-Adviser. The Board also considered each Sub-Adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain Funds. The Board also considered VALIC’s and each Sub-Adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-Advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board noted that it had received and reviewed total expense information, advisory fee information, and sub-advisory fee information at the 2022 Contracts Review Meeting. The Board also noted that it had received and reviewed information prepared by management and by an independent third-party provider of mutual fund data regarding each Fund’s investment performance compared against its benchmark and performance group and performance universe at the 2022 Contracts Review Meeting. At the 2022 Contracts Review Meeting, the Board had concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board also concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. In this regard, the Board noted that the same personnel would be providing portfolio management services to each of the Funds.

Cost of Services and Indirect Benefits/Profitability. The Board noted that it had considered profitability to VALIC and the Sub-Advisers at the 2022 Contracts Review Meeting. At the 2022 Contract Review Meeting, the Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report. The Board also considered that the New Agreements would not result in any changes to fees. The Board additionally considered that VALIC had represented to the Board that it will use its best efforts to ensure that VALIC and its affiliates do not take any action that imposes an “unfair burden” on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Transaction, for so long as the requirements of Section 15(f) of the 1940 Act apply.

Economies of Scale. The Board noted that it had considered economies of scale at the 2022 Contracts Review Meeting. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-Advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale.

Terms of the Advisory Contracts. The Board reviewed the terms of the New Agreements including the duties and responsibilities undertaken by the parties. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-Advisers and noted that VALIC would compensate the Sub-Advisers out of the advisory fees it receives from the Funds. The Board noted that the new sub-advisory agreements provide that each Sub-Adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the New Agreements and other terms contained therein. The Board additionally considered that the material terms of the Current Advisory Agreement are substantially similar to the material terms of the Proposed Agreement. The Board also considered that the material terms of the Current SunAmerica Sub-Advisory Agreement is substantially similar to the material terms of the New SunAmerica Sub-Advisory Agreement, and noted certain differences in the terms of such Agreements, which are described below under Proposal 3. The Board also considered that the material terms of the current sub-advisory agreements with the unaffiliated Sub-Advisers are substantially similar to the material of the new sub-advisory agreements with the unaffiliated Sub-Advisers. The Board concluded that the terms of each of the New Agreements were reasonable.

Compliance. The Board noted that it had reviewed VALIC’s and the Sub-Advisers’ compliance personnel and regulatory history, including information on whether they were currently involved in any regulatory actions or investigations in connection with the 2022 Contracts Review Meeting and had concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the New Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on all of the factors it considered.

Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-Adviser possess the capability and resources to perform the duties required of them under their respective New Agreements.

Further, based upon its review of the New Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the New Agreements are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the New Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND AND SCIENCE & TECHNOLOGY FUND (THE “FUNDS”)

Approval of Sub-advisory Agreement

At a meeting held on July 11, 2022 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and Voya Investment Management Co. LLC (“Voya”) with respect to the Funds (the “Voya Sub-Advisory Agreement”).1

In connection with the approval of the Voya Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Voya Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Funds by Voya; (2) the sub-advisory fees proposed to be charged in connection with Voya’s management of the applicable Funds, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of the Funds compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and against each Fund’s benchmark (“Benchmark”), and the performance of comparable funds managed by Voya against the Benchmark, as applicable; (4) the costs of services and the benefits potentially to be derived by Voya; (5) whether each Fund will benefit from possible economies of scale from engaging Voya; (6) information regarding Voya’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Voya Sub-Advisory Agreement. The Board noted that its consideration of much of the information provided in connection with the annual renewal of the prior sub-advisory agreement was applicable for its consideration of the Voya Sub-Advisory Agreement since the same portfolio management team would be responsible for the Voya sleeves of the Funds.

The Board noted that in accordance with Section 15(c) of the 1940 Act, Voya furnished the Board with extensive information at the meeting in connection with the consideration and approval of the Voya Sub-Advisory Agreement. The Independent Directors were separately represented by counsel that is independent of VALIC and Voya in connection with their consideration of approval of the Voya Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by Voya. The Board reviewed information provided by Voya relating to Voya’s operations and personnel. The Board also took into account that the individuals at AllianzGI currently responsible for managing each Fund’s portfolio will continue to manage the applicable Fund’s portfolio following the change in sub-adviser to Voya. The Board also noted that Voya’s management of the Funds will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in each Fund’s prospectus and statement of additional information. The Board also noted that each Fund’s principal investment strategies and techniques were not expected to change in connection with the acquisition.

The Board considered information provided to them regarding the services to be provided by Voya. The Board noted that Voya will (i) determine the securities to be purchased or sold on behalf of the Funds; (ii) provide VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed Voya’s history and investment experience as well as information regarding the qualifications, background and responsibilities of Voya’s investment and compliance personnel, as applicable, who would provide services to the Funds. The Board also took into account the financial condition of Voya. The Board also reviewed Voya’s brokerage practices. The Board also considered Voya’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Funds.

The Board concluded that the scope and quality of the services to be provided by Voya were expected to be satisfactory and that there was a reasonable basis to conclude that Voya would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by Voya for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with Voya at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to Voya pursuant to the Voya Sub-Advisory Agreement is identical to the sub-advisory fee rate payable to AllianzGI pursuant to the current sub-advisory agreement with AllianzGI with respect to each applicable Fund. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Funds, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of Voya will not result in any change to the management fee paid by the Funds to VALIC. The Board also considered expense information of comparable funds or accounts managed by Voya that have comparable investment objectives and strategies to the Funds.

The Board took into account management’s discussion of the Funds’ expenses. The Board noted that the Science & Technology Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board also noted that the Mid Cap Strategic Growth Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board also took account of management’s discussion of the Funds’ proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the July 11, 2022 meeting was held telephonically in reliance on the Orders.

304

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board also received and reviewed information prepared in connection with the annual renewal of the sub-advisory agreement by an independent third-party provider of mutual fund data regarding each Fund’s investment performance compared against the Performance Group (as of April 30, 2022) and Benchmark (as of February 28, 2022). The Board noted that Science & Technology Fund underperformed its Lipper peer index for the one- and three- year periods and outperformed for the five-year period; underperformed the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods; underperformed the median of its Performance Group for the one- and three-year periods and outperformed for the five-year period; and underperformed its benchmark for the one-, three- and five-year periods. The Board noted that the Mid Cap Strategic Growth Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods; and outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s prior discussion of each Fund’s performance.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Voya Sub-Advisory Agreement. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the Voya Sub-Advisory Agreement would not change as a result of the changes in sub-adviser and that, as a result, the approval of the Voya Sub-Advisory Agreement was not expected to have any impact on VALIC’s profitability with respect to either Fund. The Board considered that the sub-advisory fee rates were negotiated with Voya at arm’s length. In considering the anticipated profitability to Voya in connection with its relationship to the Funds, the Directors noted that the fees under the Voya Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Funds.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Voya from their relationship with the Funds was not material to their deliberations with respect to consideration of approval of the Voya Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Voya’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Voya’s management of the Funds are not material factors to the approval of the Voya Sub-Advisory Agreement, although the Board noted that the Funds have breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Voya Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board noted that the terms of the Voya Sub-Advisory Agreement will not differ materially from the terms of the existing agreements with AllianzGI, except for the effective date and the term of each agreement. The Board concluded that the terms of the Voya Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decisions to approve the Voya Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Voya possesses the capability and resources to perform the duties required under the Voya Sub-Advisory Agreement.

305

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I AGGRESSIVE GROWTH LIFESTYLE FUND, CONSERVATIVE GROWTH LIFESTYLE FUND AND MODERATE GROWTH LIFESTYLE FUND (THE “FUNDS”)

Approval of Sub-advisory Agreement

At a meeting held on August 2-3, 2022 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to the Funds (the “Sub-Advisory Agreement”).1

In connection with the approval of the JPMIM Sub-advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the JPMIM Sub-advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by JPMIM; (2) the key personnel of JPMIM who will provide services to the Fund; (3) JPMIM’s compliance policies and procedures; (4) JPMIM’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by JPMIM as a result of the JPMIM Sub-advisory Agreement.

In considering whether to approve the JPMIM Sub-advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation at the Meeting by representatives from JPMIM regarding the proposed strategy for the Funds. The Board noted that in accordance with Section 15(c) of the 1940 Act, JPMIM furnished the Board with extensive information in connection with the consideration of the JPMIM Sub-advisory Agreement. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the JPMIM Sub-advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by JPMIM. The Board reviewed information provided by JPMIM relating to JPMIM’s operations and personnel. The Board also noted that JPMIM’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in each Fund’s prospectus and statement of additional information. The Board also discussed the changes to the Fund’s principal investment strategies as a result of the change in sub-adviser.

The Board considered information provided to them regarding the services to be provided by JPMIM. The Board noted that JPMIM will determine the underlying portfolios to be purchased or sold on behalf of each Fund and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of JPMIM’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of JPMIM. The Board also reviewed JPMIM’s brokerage practices. The Board also considered JPMIM’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by JPMIM were expected to be satisfactory and that there was a reasonable basis to conclude that JPMIM would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by JPMIM for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with JPMIM at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to JPMIM pursuant to the JPMIM Sub-Advisory Agreement is lower than the sub-advisory fee rate payable to PineBridge pursuant to the current sub-advisory agreement with PineBridge with respect to each applicable Fund and that VALIC is implementing an advisory fee waiver to pass all of those savings through to shareholders. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Funds, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of JPMIM will not result in any change to the management fee paid by the Funds to VALIC. The Board also considered that JPMIM does not manage any comparable funds or accounts that have comparable investment objectives and strategies to the Funds.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the JPMIM Sub-Advisory Agreement. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the JPMIM Sub-Advisory Agreement would be lower as a result of the changes in sub-adviser and that VALIC is implementing an advisory fee waiver to pass all of those savings through to shareholders so that the approval of the JPMIM Sub-Advisory Agreement was not expected to have any impact on VALIC’s profitability with respect to either Fund. The Board considered that the sub-advisory fee rates were negotiated with JPMIM at arm’s length. In considering the anticipated profitability to JPMIM in connection with its relationship to the Funds, the Directors noted that the fees under the JPMIM Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Funds.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of JPMIM from their relationship with the Funds was not material to their deliberations with respect to consideration of approval of the JPMIM Sub-Advisory Agreement.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 2-3, 2022 meeting was held telephonically in reliance on the Orders.

306

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Economies of Scale. For similar reasons as stated above with respect to JPMIM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in JPMIM’s management of the Fund is not a material factor to the approval of the JPMIM Sub-advisory Agreement.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the JPMIM Sub-advisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the JPMIM Sub-advisory Agreement were reasonable.

Conclusions. In reaching its decisions to approve the JPMIM Sub-advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that JPMIM possesses the capability and resources to perform the duties required under the JPMIM Sub-advisory Agreement.

307

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I INTERNATIONAL OPPORTUNITIES FUND (THE “FUND”)

Approval of Sub-subadvisory Agreement

At a meeting held on August 2-3, 2022 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-subadvisory agreement between Delaware Investments Fund Advisers (“DFIA”), the Fund’s sub-adviser, and Macquarie Funds Management Hong Kong (“MMHK”) with respect to the Fund (the “Sub-Subadvisory Agreement”).1

In connection with the approval of the Sub-Subadvisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Subadvisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by MMHK; (2) the key personnel of MMHK who will provide services to the Fund; (3) MMHK’s compliance policies and procedures; (4) MMHK’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by MMHK as a result of the Sub-Sub-Advisory Agreement.

In considering whether to approve the Sub-Subadvisory Agreement, the Board also took into account a presentation made at the Meeting by members of management and by Delaware. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by MMHK. The Board reviewed information provided by MMHK relating to MMHK’s operations and personnel. The Board also noted that MMHK’s management of the Fund will be subject to the oversight of DIFA, VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board also noted that the Fund’s principal investment strategies and techniques were not expected to change in connection with the appointment of MMHK. The Board also noted that DIFA will continue to serve as the Fund’s sub-adviser and that DIFA’s current portfolio managers would continue to have ultimate portfolio management discretion over the Fund.

The Board considered information provided to them regarding the services to be provided by MMHK. The Board noted that MMHK will provide certain support services in connection with DIFA’s management of the Fund and that DIFA will continue to be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain, and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board considered that the delegation of any of such duties to MMHK will in no way relieve DIFA of its duties under the sub-advisory agreement between DIFA and VALIC with respect to the Fund. The Board reviewed information regarding the qualifications, background and responsibilities of MMHK’s personnel who would provide services to the Fund. The Board also took into account the financial condition of MMHK. The Board also reviewed MMHK’s brokerage practices. The Board also considered MMHK’s risk management processes and regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by MMHK were expected to be satisfactory and that there was a reasonable basis to conclude that MMHK would provide a high quality of investment services to the Fund.

Fees and Expenses; Profitability. The Board considered that DIFA is responsible for payment of the sub-sub-advisory fees and that the Sub-Subadvisory Agreement is not expected to have any impact on VALIC’s profitability. The Board also noted that the fee to be payable by MMHK to DIFA under the Sub-Subadvisory Agreement is 0%.

Economies of Scale. For similar reasons as stated above with respect to MMHK’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in MMHK’s management of the Fund is not a material factor to the approval of the Sub-Subadvisory Agreement.

Terms of the Sub-Subadvisory Agreement. The Board reviewed the terms of the Sub-Subadvisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the Sub-Subadvisory Agreement were reasonable.

Conclusions. In reaching its decisions to approve the Sub-Subadvisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that MMHK possesses the capability and resources to perform the duties required under the Sub-Subadvisory Agreement.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 2-3, 2022 meeting was held telephonically in reliance on the Orders.

308

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I SCIENCE & TECHNOLOGY FUND (THE “FUND”)

Approval of Sub-advisory Agreement

At a meeting held on October 25-26, 2022 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and BlackRock Investment Management, LLC (“BlackRock”), with respect to the Fund (the “BlackRock Sub-advisory Agreement”). The Board also approved a sub-advisory agreement between VALIC and BlackRock to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the BlackRock Sub-advisory Agreement, the “BlackRock Sub-Advisory Agreements”).1

In connection with the approval of the BlackRock Sub-advisory Agreements, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the BlackRock Sub-advisory Agreements. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by BlackRock; (2) the key personnel of BlackRock who will provide services to the Fund; (3) BlackRock’s compliance policies and procedures; (4) BlackRock’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by BlackRock as a result of the BlackRock Sub-advisory Agreements.

In considering whether to approve the BlackRock Sub-advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from BlackRock. The Board noted that in accordance with Section 15(c) of the 1940 Act, BlackRock furnished the Board with extensive information in connection with the consideration of the BlackRock Sub-advisory Agreements. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the BlackRock Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by BlackRock. The Board reviewed information provided by BlackRock relating to BlackRock’s operations and personnel. The Board also noted that BlackRock’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by BlackRock, including a presentation from BlackRock. The Board noted that BlackRock will determine the securities to be purchased or sold on behalf of the Fund and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of BlackRock’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of BlackRock. The Board also reviewed BlackRock’s brokerage practices. The Board also considered BlackRock’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by BlackRock were expected to be satisfactory and that there was a reasonable basis to conclude that BlackRock would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by BlackRock for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with BlackRock at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to BlackRock pursuant to the BlackRock Sub-Advisory Agreements is lower than the sub-advisory fee rate payable to T. Rowe Price pursuant to the current sub-advisory agreement with T. Rowe Price. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of BlackRock will not result in any change to the management fee paid by the Fund to VALIC. The Board also reviewed performance information provided by BlackRock related to their proprietary technology fund, although BlackRock stated that the strategy was not comparable to that for the Fund.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the BlackRock Sub-Advisory Agreements. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the BlackRock Sub-advisory Agreements would be lower as a result of the changes in sub-adviser and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with BlackRock at arm’s length. In considering the anticipated profitability to BlackRock in connection with its relationship to the Fund, the Directors noted that the fees under the BlackRock Sub-advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of BlackRock from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the BlackRock Sub-advisory Agreements.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the October 25-26, 2022 meeting was held telephonically in reliance on the Orders.

309

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Economies of Scale. For similar reasons as stated above with respect to BlackRock’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in BlackRock’s management of the Fund is not a material factor to the approval of the BlackRock Sub-advisory Agreements.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the BlackRock Sub-advisory Agreements, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the BlackRock Sub-advisory Agreements were reasonable.

Conclusions. In reaching its decisions to approve the BlackRock Sub-advisory Agreements, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that BlackRock possesses the capability and resources to perform the duties required under the BlackRock Sub-advisory Agreements.

310

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC Company I

Blue Chip Growth Fund

(the “Fund”)

Supplement dated October 18, 2022, to the Fund’s Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”), each dated October 1, 2022,

as supplemented and amended to date

At a Joint Special Meeting of Shareholders held on October 14, 2022, shareholders of the Fund approved the proposal to change the Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified,” as described in the Fund’s Proxy Statement dated August 17, 2022.

Accordingly, effective November 1, 2022, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and the subsection of the Prospectus entitled “Fund Summary: Blue Chip Growth Fund – Principal Investment Strategies of the Fund” are amended to add the following:

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.

The section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund” and the subsection of the Prospectus entitled “Fund Summary: Blue Chip Growth Fund – Principal Risks of Investing in the Fund” are amended to add the following:

Non-Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

Appendix A to the Prospectus is amended by adding “Non-Diversification Risk” under the “Principal Risk Factors” column with respect to the Fund.

In the section of the SAI entitled “General Information and History,” the last sentence of the first paragraph is deleted in its entirety and replaced with the following:

Each of the Funds, except the Blue Chip Growth Fund, Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund, and Science & Technology Fund, is “diversified” as the term is used in the 1940 Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

311

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rules 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Science & Technology Fund

(the “Fund”)

Supplement dated October 27, 2022

to the Fund’s Summary Prospectus and Prospectus, each dated October 1, 2022,

as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: Science & Technology Fund – Investment Adviser,” in the table under the heading “Portfolio Managers,” the information pertaining to Watler C. Price and Heachen Chen is deleted and the following is added:

Name and Title	Portfolio Manager of the Fund Since
Erik Swords Co-Lead Portfolio Manager and Managing Director	October 2022
Justin Sumner Co-Lead Portfolio Manager and Senior Vice President	October 2022

In the section of the Prospectus entitled “Management,” under the heading “Investment Subadvisers,” the fifth, sixth and seventh paragraphs under Voya Investment Management Co. LLC (“Voya IM”) are deleted and replaced with the following:

A portion of the assets of the Science & Technology Fund is managed by Erik Swords, Justin Sumner and Michael A. Seidenberg.

Mr. Swords is a head of global technology at Voya IM. Prior to joining Voya, he was a lead portfolio manager and managing director at Allianz Global Investors, where he led the U.S. global technology team. Prior to that, he worked at Newton Investment Management for 16 years, leading one of BNY Mellon’s largest technology strategies, along with several other thematic portfolios focused on technology and related sectors. Previously, he worked as a research analyst covering the software sector at Pilgrim Baxter Associates, Exis Capital Management, and Credit Suisse First Boston Technology Group. Mr. Swords earned a BS in finance from Lehigh University.

Mr. Sumner is a senior portfolio manager, equity research analyst at Voya Investment Management. Prior to joining Voya, he was a senior portfolio manager and director at Allianz Global Investors, where he was a member of the U.S. global technology team. Prior to that, Mr. Sumner worked at Newton Investment Management for 15 years, developing, launching, and managing thematic investments focused on technology. Previously, he worked as an equity analyst covering technology and related sectors at several asset management shops, including Sentinel, AmSouth, and American Century. He earned a BS in economics from the University of Kansas. He is a CFA® Charterholder.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

Dynamic Allocation Fund

(the “Fund”)

Supplement dated October 31, 2022, to the Fund’s Summary Prospectus,

Prospectus and Statement of Additional Information, each dated October 1, 2022,

as supplemented and amended to date

At an in-person meeting held on October 25-26, 2022, the Board of Directors of VALIC Company I approved an amendment to the Investment Sub-Advisory Agreement (the “Amendment”) between The Variable Annuity Life Insurance Company (“VALIC”) and AllianceBernstein L.P. (“AllianceBernstein”) with respect to the Fund. The Amendment increases the fees payable by VALIC to AllianceBernstein under the Investment Sub-Advisory Agreement, effective November 1, 2022. There is no change to the advisory fee charged to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

312

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(k)

Registration No. 002-83631

VALIC Company I

Science & Technology Fund

(the “Fund”)

Supplement dated November 1, 2022, to the Fund’s Summary Prospectus,

dated October 1, 2022, as supplemented and amended to date (the “Summary Prospectus”)

T. Rowe Price Associates, Inc. (“T. Rowe”) currently serves as one of three subadvisers to the Fund. At a meeting held on October 25-26, 2022, the Board of Directors (the “Board”) of VALIC Company I approved the termination of T. Rowe as subadviser to the Fund and a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and BlackRock Investment Management, LLC (“BlackRock”) (the “New Subadvisory Agreement”) with respect to the Fund. BlackRock will replace T. Rowe as one of the three subadvisers to the Fund. It is currently anticipated that the replacement will be effective on or about May 1, 2023 (the “Effective Date”). The level and scope of services to be rendered by BlackRock under the New Subadvisory Agreement will remain the same as those under the current investment sub-advisory agreement between VALIC and T. Rowe. The change of subadviser will not result in any modifications to the investment objective or principal investment strategies of the Fund; however, the portfolio management team for the Fund will change and the fees payable by VALIC to BlackRock under the New Subadvisory Agreement will be lower than those payable to T. Rowe.

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about the New Subadvisory Agreement.

On the Effective Date, the following changes are made to the Summary Prospectus:

In the section entitled “Investment Adviser,” the second sentence is deleted in its entirety and replaced with the following:

The Fund is subadvised by BlackRock Investment Management, LLC (“BlackRock”), Voya Investment Management Co. LLC (“Voya IM”) and Wellington Management Company LLP (“Wellington Management”).

In the subsection entitled “Investment Adviser – Portfolio Managers,” the information in the table solely relating to T. Rowe is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
BlackRock
Tony Kim, Managing Director	2023
Caroline Tall, Managing Director	2023
Reid Menge, Director	2023

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

313

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rules 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Mid Cap Value Fund

(the “Fund”)

Supplement dated December 15, 2022

to the Fund’s Summary Prospectus and Prospectus, each dated October 1, 2022,

as supplemented and amended to date

Effective on January 1, 2023, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: Mid Cap Value Fund – Investment Adviser,” in the table under the heading “Portfolio Managers,” the following information pertaining to Boston Partners is added:

Name and Title	Portfolio Manager of the Fund Since
Timothy Collard Assistant Portfolio Manager	January 2023

In the section of the Prospectus entitled “Management,” under the heading “Investment Subadvisers – Mid Cap Value Fund,” the second paragraph replaced with the following:

A portion of the Mid Cap Value Fund is managed by Steven L. Pollack, CFA, Timothy Collard and Joseph F. Feeney, Jr., CFA. Mr. Pollack is the portfolio manager for Boston Partners Mid Cap Value Equity product. He is in his twenty-first year with the firm, and he has thirty-seven years of investment experience. Mr. Collard is Assistant Portfolio Manager to Steve Pollack, in security selection, portfolio construction, and risk management. Mr. Collard is a 16-year veteran of the investment industry having joined Boston Partners as an analyst in 2018. Mr. Collard has distinguished himself in adoption and execution of Boston Partners’ research process and has exhibited excellent analytical and communication skills. Mr. Feeney is Chief Executive Officer and Chief Investment Officer of Boston Partners. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research group. Mr. Feeney joined the firm upon its inception in 1995. He has thirty-six years of investment experience.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rules 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Global Real Estate Fund

(the “Fund”)

Supplement dated December 19, 2022 to the Fund’s Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”) each dated October 1, 2022,

as supplemented and amended to date

Effective on December 31, 2022, Mark Blackburn, portfolio manager associated with Invesco, will no longer act as a portfolio manager of the Fund. Accordingly, references to Mr. Blackburn in the Fund’s Summary Prospectus, Prospectus and SAI are hereby removed.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

314

VALIC Company I

PROXY VOTING RESULTS – SPECIAL MEETING OF THE SHAREHOLDERS

VALIC Company I

RESULTS OF SPECIAL SHAREHOLDER MEETINGS (unaudited)

On October 14, 2022, a joint special meeting of shareholders (the “Special Meeting”) of the each of the Funds (each, a “Fund”) of VALIC Company I (the “Company”), was held to consider the proposals listed below. Each of the applicable proposals was approved and the results of the Special Meeting were as follows:

1.	To elect ten (10) Directors to the Board of Directors (the “Board”) of the Company (voted on by all shareholders of the Funds of the Company, voting together):

Name of Director	FOR	WITHHOLD
(01) Thomas J. Brown	2,037,182,062.656	91,060,732.178
(02) Dr. Judith L. Craven	2,037,386,033.572	90,856,761.263
(03) Cheryl Creuzot	2,044,275,445.531	83,967,349.304
(04) Yvonne M. Curl	2,041,610,164.144	86,632,630.691
(05) Darlene T. DeRemer	2,043,997,712.971	84,245,081.863
(06) Dr. Timothy J. Ebner	2,037,105,633.193	91,137,161.642
(07) Eileen A. Kamerick	2,043,079,443.972	85,163,350.862
(08) Dr. John E. Maupin, Jr.	2,036,716,903.111	91,525,891.724
(09) Peter A. Harbeck	2,039,409,626.263	88,833,168.572
(10) Eric S. Levy	2,041,282,163.252	86,960,631.582

2.

To approve a new investment advisory agreement between VALIC and the Company, on behalf of each of its Funds listed below, and to approve any future investment advisory agreements between VALIC and the Company, each to take effect upon a Change of Control Event resulting from the Separation Plan. The material terms of the proposed investment advisory agreements are substantially similar to the material terms of the current investment advisory agreement (With respect to each Fund, voted on by shareholders of the Fund, voting separately):

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	56,843,887.836	3,959,309.308	2,692,516.381
Asset Allocation Fund	12,941,139.740	446,490.843	72,129.086
Blue Chip Growth Fund	37,206,109.640	2,975,636.462	1,459,331.368
Capital Appreciation Fund	6,668,103.931	172,095.741	70,410.341
Conservative Growth Lifestyle Fund	26,153,757.073	686,863.099	1,582,838.977
Core Bond Fund	272,051,148.595	3,784,073.903	8,642,235.092
Dividend Value Fund	94,423,618.920	2,183,577.535	2,718,844.543
Dynamic Allocation Fund	14,639,381.499	1,215,662.378	690,280.376
Emerging Economies Fund	79,927,233.567	8,783,109.335	1,814,464.710
Global Real Estate Fund	68,417,303.484	1,155,673.803	2,304,890.300
Global Strategy Fund	22,902,246.725	647,872.730	1,599,338.938
Government Securities Fund	18,622,032.284	656,929.766	2,726,464.522
Growth Fund	62,671,051.286	3,178,365.848	1,300,521.752
High Yield Bond Fund	62,399,541.081	935,183.940	1,504,778.135
Inflation Protected Fund	74,506,259.467	980,384.047	1,820,634.380
International Equities Index Fund	203,842,484.070	12,229,619.140	5,280,391.901
International Government Bond Fund	12,396,169.291	248,750.226	366,171.773
International Growth Fund	28,477,322.608	4,707,442.965	1,536,086.417
International Opportunities Fund	30,678,397.312	769,933.379	712,373.632
International Socially Responsible Fund	12,537,158.947	743,886.178	650,877.888
International Value Fund	56,058,534.499	2,872,411.037	1,646,110.461
Large Capital Growth Fund	37,652,214.466	778,982.437	990,377.221
Mid Cap Index Fund	108,032,452.913	4,073,276.672	5,515,849.261
Mid Cap Strategic Growth Fund	33,382,464.850	5,073,727.697	479,055.295
Mid Cap Value Fund	38,827,765.941	1,742,009.257	1,821,299.341
Moderate Growth Lifestyle Fund	66,736,023.429	2,563,773.958	4,851,950.870
Nasdaq-100® Index Fund	32,181,587.942	2,875,568.883	1,143,947.125
Science & Technology Fund	76,414,280.885	10,104,641.669	3,639,476.281
Small Cap Growth Fund	26,857,430.962	5,288,250.098	922,856.364
Small Cap Index Fund	46,656,790.774	2,637,611.189	2,442,914.830
Small Cap Special Values Fund	17,236,397.889	246,091.790	503,032.932
Small Cap Value Fund	36,478,623.244	945,736.391	1,963,341.534
Stock Index Fund	92,447,131.684	7,730,612.443	6,012,663.342
Systematic Core Fund	19,332,621.615	2,964,537.821	611,704.388
Systematic Value Fund	34,666,378.148	966,447.074	429,734.889
U.S. Socially Responsible Fund	30,806,544.120	877,150.106	1,449,620.328

315

VALIC Company I

3.

To approve a new investment sub-advisory agreement between VALIC and SunAmerica with respect to each of the Dynamic Allocation Fund, Growth Fund, International Equities Index Fund, Internationally Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund and U.S. Socially Responsible Fund (the “SunAmerica-Advised Funds”), and to approve any future investment sub-advisory agreements between VALIC and SunAmerica with respect to the SunAmerica-Advised Funds, each to take effect upon a Change of Control Event resulting from the Separation Plan (With respect to each SunAmerica-Advised Fund, voted on by shareholders of the SunAmerica-Advised Fund, voting separately):

Name of Fund	FOR	AGAINST	ABSTAIN
Dynamic Allocation Fund	14,508,009.409	1,251,189.294	786,125.551
Growth Fund	62,259,496.852	2,508,515.422	2,381,926.612
International Equities Index Fund	202,925,875.418	12,110,647.235	6,315,972.458
International Socially Responsible Fund	12,217,825.259	994,786.038	719,311.716
Mid Cap Index Fund	107,828,980.562	5,823,583.424	3,969,014.859
Nasdaq-100® Index Fund	31,801,148.798	3,481,337.334	918,617.818
Small Cap Index Fund	46,423,203.869	3,218,561.752	2,095,551.172
Stock Index Fund	91,131,186.550	8,018,447.862	7,040,773.057
U.S. Socially Responsible Fund	30,785,269.874	914,643.923	1,433,400.756

4.

To approve a “manager-of-managers” arrangement that would permit VALIC to enter into and materially amend sub-advisory agreements with unaffiliated and affiliated sub-advisers on behalf of the Funds without obtaining shareholder approval (With respect to each Fund, voted on by shareholders of the Fund, voting separately):

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	54,681,885.807	5,799,215.654	3,014,612.063
Asset Allocation Fund	12,537,109.827	849,480.506	73,169.336
Blue Chip Growth Fund	34,688,919.456	5,708,218.774	1,243,939.239
Capital Appreciation Fund	6,348,101.944	233,400.190	329,107.879
Conservative Growth Lifestyle Fund	25,506,038.151	1,116,024.825	1,801,396.173
Core Bond Fund	265,979,039.277	8,209,342.880	10,289,075.433
Dividend Value Fund	92,450,457.581	3,834,734.363	3,040,849.054
Dynamic Allocation Fund	12,911,093.451	3,070,986.755	563,244.047
Emerging Economies Fund	78,821,035.484	9,740,338.012	1,963,434.116
Global Real Estate Fund	67,264,030.954	2,433,495.518	2,180,341.114
Global Strategy Fund	22,385,534.077	1,996,677.529	767,246.787
Government Securities Fund	18,448,674.211	858,133.301	2,698,619.059
Growth Fund	59,775,333.538	5,295,076.003	2,079,529.346
High Yield Bond Fund	60,494,457.013	2,666,800.865	1,678,245.277
Inflation Protected Fund	72,639,640.746	2,013,528.113	2,654,109.034
International Equities Index Fund	198,924,075.896	16,552,125.228	5,876,293.986
International Government Bond Fund	12,151,616.527	523,608.173	335,866.590
International Growth Fund	28,052,392.415	5,017,951.292	1,650,508.282
International Opportunities Fund	30,194,792.589	1,236,548.461	729,363.274
International Socially Responsible Fund	11,847,690.589	1,405,212.232	679,020.192
International Value Fund	54,917,807.141	3,998,760.044	1,660,488.812
Large Capital Growth Fund	36,342,934.968	1,952,026.956	1,126,612.200
Mid Cap Index Fund	105,398,111.631	8,458,217.540	3,765,249.675
Mid Cap Strategic Growth Fund	32,428,290.963	5,218,776.159	1,288,180.719
Mid Cap Value Fund	37,678,826.974	2,678,570.163	2,033,677.402
Moderate Growth Lifestyle Fund	61,361,847.329	5,542,363.921	7,247,537.007
Nasdaq-100® Index Fund	30,857,775.572	4,202,659.131	1,140,669.247
Science & Technology Fund	73,010,019.233	14,058,681.883	3,089,697.720
Small Cap Growth Fund	25,570,127.700	5,771,503.257	1,726,906.467
Small Cap Index Fund	45,094,970.429	4,706,181.477	1,936,164.887
Small Cap Special Values Fund	16,312,271.492	905,829.075	767,422.043
Small Cap Value Fund	35,827,347.201	1,552,828.901	2,007,525.067
Stock Index Fund	86,252,269.549	13,783,159.234	6,154,978.687
Systematic Core Fund	19,193,961.198	3,284,866.981	430,035.645
Systematic Value Fund	33,578,001.754	2,019,659.636	464,898.721
U.S. Socially Responsible Fund	29,464,010.418	2,011,245.300	1,658,058.835

316

VALIC Company I

5.

To approve the adoption, revision or elimination of the fundamental investment restrictions, as applicable, with respect to each respective Fund, as follows: (With respect to each respective Fund, voted on by shareholders of the Fund, voting separately):

a.	To revise the fundamental investment restriction regarding borrowing money:

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	52,930,689.694	6,436,125.724	4,128,898.106
Asset Allocation Fund	12,202,358.975	892,448.559	364,952.135
Blue Chip Growth Fund	35,267,215.917	5,107,518.212	1,266,343.341
Capital Appreciation Fund	6,215,347.234	332,789.136	362,473.642
Conservative Growth Lifestyle Fund	25,852,356.727	635,052.425	1,936,049.998
Core Bond Fund	265,001,020.910	7,289,953.465	12,186,483.216
Dividend Value Fund	91,907,952.112	3,760,102.464	3,657,986.422
Dynamic Allocation Fund	13,797,181.296	1,965,912.693	782,230.265
Emerging Economies Fund	78,334,526.523	9,727,393.178	2,462,887.911
Global Real Estate Fund	66,841,785.789	2,256,221.003	2,779,860.794
Global Strategy Fund	22,394,577.650	1,529,321.805	1,225,558.939
Government Securities Fund	18,079,820.547	1,179,591.061	2,746,014.963
Growth Fund	59,668,057.858	5,612,130.661	1,869,750.368
High Yield Bond Fund	61,134,860.835	1,602,131.920	2,102,510.400
Inflation Protected Fund	72,394,076.746	1,781,976.073	3,131,225.074
International Equities Index Fund	198,983,781.768	15,311,473.332	7,057,240.011
International Government Bond Fund	12,212,471.692	385,176.614	413,442.985
International Growth Fund	27,721,450.852	5,076,840.939	1,922,560.199
International Opportunities Fund	30,057,857.035	1,002,744.572	1,100,102.718
International Socially Responsible Fund	11,635,032.023	1,417,030.509	879,860.481
International Value Fund	54,737,029.484	3,977,642.901	1,862,383.612
Large Capital Growth Fund	36,566,682.914	1,782,869.672	1,072,021.538
Mid Cap Index Fund	105,862,259.284	8,019,357.357	3,739,962.205
Mid Cap Strategic Growth Fund	32,437,036.233	5,163,308.664	1,334,902.944
Mid Cap Value Fund	37,459,476.040	2,762,624.202	2,168,974.297
Moderate Growth Lifestyle Fund	60,598,317.741	4,505,750.173	9,047,680.343
Nasdaq-100® Index Fund	30,909,000.978	4,413,883.418	878,219.553
Science & Technology Fund	71,414,082.673	15,716,232.832	3,028,083.331
Small Cap Growth Fund	25,362,645.214	5,687,844.717	2,018,047.493
Small Cap Index Fund	45,263,808.707	4,474,393.464	1,999,114.621
Small Cap Special Values Fund	16,574,634.919	500,287.981	910,599.710
Small Cap Value Fund	35,550,863.736	1,457,865.673	2,378,971.760
Stock Index Fund	85,992,186.371	13,577,937.333	6,620,283.765
Systematic Core Fund	19,341,649.184	3,083,663.427	483,551.213
Systematic Value Fund	34,019,061.875	1,491,771.009	551,727.226
U.S. Socially Responsible Fund	30,187,100.121	1,047,831.113	1,898,383.319

b.	To revise the fundamental investment restriction regarding underwriting:

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	54,004,237.001	6,172,185.466	3,319,291.057
Asset Allocation Fund	12,178,607.121	926,270.110	354,882.439
Blue Chip Growth Fund	35,884,382.890	4,390,763.930	1,365,930.649
Capital Appreciation Fund	6,286,921.886	294,580.248	329,107.879
Conservative Growth Lifestyle Fund	26,048,727.456	372,970.751	2,001,760.943
Core Bond Fund	266,049,425.933	6,492,509.518	11,935,522.138
Dividend Value Fund	92,675,133.087	3,207,717.546	3,443,190.365
Dynamic Allocation Fund	13,848,314.702	1,640,821.773	1,056,187.778
Emerging Economies Fund	78,542,969.978	9,680,352.642	2,301,484.992
Global Real Estate Fund	67,353,054.609	2,000,794.090	2,524,018.887
Global Strategy Fund	22,369,562.046	1,520,657.933	1,259,238.414
Government Securities Fund	18,223,758.222	1,095,168.288	2,686,500.061
Growth Fund	59,937,065.128	5,481,159.668	1,731,714.091
High Yield Bond Fund	60,756,196.949	1,812,428.404	2,270,877.802
Inflation Protected Fund	73,111,144.185	1,391,650.159	2,804,483.549

317

VALIC Company I

Name of Fund	FOR	AGAINST	ABSTAIN
International Equities Index Fund	199,292,638.153	14,534,698.573	7,525,158.385
International Government Bond Fund	12,227,240.513	382,821.088	401,029.689
International Growth Fund	27,957,346.987	5,040,517.589	1,722,987.414
International Opportunities Fund	30,319,753.529	1,042,469.502	798,481.293
International Socially Responsible Fund	11,850,860.598	1,127,394.824	953,667.590
International Value Fund	54,298,474.082	4,004,887.578	2,273,694.337
Large Capital Growth Fund	36,740,691.538	1,525,677.609	1,155,204.977
Mid Cap Index Fund	106,570,044.059	6,632,850.152	4,418,684.634
Mid Cap Strategic Growth Fund	32,501,166.529	5,598,570.262	835,511.050
Mid Cap Value Fund	37,665,328.352	2,686,924.049	2,038,822.137
Moderate Growth Lifestyle Fund	60,322,196.931	5,029,395.087	8,800,156.238
Nasdaq-100® Index Fund	31,368,338.081	4,001,017.711	831,748.158
Science & Technology Fund	72,076,982.787	14,360,214.966	3,721,201.083
Small Cap Growth Fund	25,546,566.536	5,568,784.874	1,953,186.015
Small Cap Index Fund	45,771,233.671	3,942,812.023	2,023,271.098
Small Cap Special Values Fund	16,809,786.452	592,898.882	582,837.276
Small Cap Value Fund	35,866,658.075	1,268,614.668	2,252,428.425
Stock Index Fund	87,255,834.865	11,919,223.842	7,015,348.762
Systematic Core Fund	19,383,926.085	2,944,368.911	580,568.828
Systematic Value Fund	34,214,916.842	1,405,084.314	442,558.954
U.S. Socially Responsible Fund	30,321,194.261	948,207.402	1,863,912.890

c.	To revise the fundamental investment restriction regarding lending:

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	53,791,047.281	5,788,100.305	3,916,565.937
Asset Allocation Fund	12,178,607.121	916,200.414	364,952.135
Blue Chip Growth Fund	35,459,325.055	4,921,234.480	1,260,517.934
Capital Appreciation Fund	6,173,127.252	375,009.119	362,473.642
Conservative Growth Lifestyle Fund	26,076,213.958	629,557.894	1,717,687.297
Core Bond Fund	265,299,367.839	6,783,898.069	12,394,191.682
Dividend Value Fund	92,287,147.222	3,390,159.510	3,648,734.265
Dynamic Allocation Fund	14,600,668.383	1,301,994.624	642,661.246
Emerging Economies Fund	78,105,258.911	10,182,043.565	2,237,505.136
Global Real Estate Fund	66,921,918.123	2,051,296.442	2,904,653.022
Global Strategy Fund	22,202,194.541	1,464,291.036	1,482,972.816
Government Securities Fund	18,227,760.961	1,070,335.693	2,707,329.916
Growth Fund	59,869,191.552	5,721,057.778	1,559,689.557
High Yield Bond Fund	59,928,320.464	2,505,953.911	2,405,228.780
Inflation Protected Fund	72,567,793.768	1,693,622.350	3,045,861.776
International Equities Index Fund	198,765,367.504	15,124,976.799	7,462,150.807
International Government Bond Fund	12,188,071.143	443,887.902	379,132.246
International Growth Fund	27,819,628.012	5,044,406.468	1,856,817.510
International Opportunities Fund	30,313,860.226	1,056,984.473	789,859.624
International Socially Responsible Fund	11,765,138.989	1,211,193.985	955,590.040
International Value Fund	54,630,277.231	4,038,520.943	1,908,257.823
Large Capital Growth Fund	36,621,542.870	1,776,120.155	1,023,911.100
Mid Cap Index Fund	105,875,026.845	7,844,737.243	3,901,814.758
Mid Cap Strategic Growth Fund	32,555,330.962	5,567,538.750	812,378.131
Mid Cap Value Fund	37,625,284.105	2,702,729.814	2,063,060.619
Moderate Growth Lifestyle Fund	63,129,360.405	4,862,741.885	6,159,645.967
Nasdaq-100® Index Fund	31,255,816.605	4,168,773.318	776,514.027
Science & Technology Fund	74,010,032.549	13,322,397.249	2,825,969.037
Small Cap Growth Fund	25,530,544.410	5,605,071.897	1,932,921.117
Small Cap Index Fund	45,307,097.049	4,472,328.163	1,957,891.581
Small Cap Special Values Fund	16,613,621.675	707,833.794	664,067.141
Small Cap Value Fund	35,765,212.287	1,322,918.696	2,299,570.186
Stock Index Fund	86,098,960.784	13,277,606.213	6,813,840.473
Systematic Core Fund	19,328,236.459	3,100,017.824	480,609.540
Systematic Value Fund	34,105,874.336	1,439,564.403	517,121.372
U.S. Socially Responsible Fund	30,028,390.207	1,328,177.871	1,776,746.475

318

VALIC Company I

d.	To revise the fundamental investment restriction regarding the issuance of senior securities:

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	54,063,569.587	5,844,441.418	3,587,702.520
Asset Allocation Fund	12,099,365.597	988,969.193	371,424.880
Blue Chip Growth Fund	35,883,260.045	4,427,145.094	1,330,672.331
Capital Appreciation Fund	6,267,380.298	300,349.710	342,880.005
Conservative Growth Lifestyle Fund	26,241,447.671	336,757.718	1,845,253.760
Core Bond Fund	265,549,079.163	7,749,088.602	11,179,289.825
Dividend Value Fund	92,839,842.395	3,099,296.089	3,386,902.514
Dynamic Allocation Fund	14,290,414.100	981,505.275	1,273,404.879
Emerging Economies Fund	78,615,604.066	9,400,348.543	2,508,855.003
Global Real Estate Fund	67,469,289.272	1,789,299.578	2,619,278.736
Global Strategy Fund	22,357,342.119	1,295,932.184	1,496,184.090
Government Securities Fund	18,181,343.309	1,114,574.860	2,709,508.401
Growth Fund	59,387,177.775	5,866,176.848	1,896,584.263
High Yield Bond Fund	60,522,596.496	2,006,112.286	2,310,794.373
Inflation Protected Fund	73,230,580.018	1,325,599.712	2,751,098.163
International Equities Index Fund	199,413,857.151	15,015,943.342	6,922,694.618
International Government Bond Fund	12,257,422.909	349,899.018	403,769.363
International Growth Fund	27,661,944.174	5,089,365.626	1,969,542.189
International Opportunities Fund	30,426,302.906	944,541.793	789,859.624
International Socially Responsible Fund	11,850,929.623	1,130,925.064	950,068.326
International Value Fund	54,573,077.863	3,989,976.887	2,014,001.247
Large Capital Growth Fund	36,959,705.951	1,218,062.682	1,243,805.491
Mid Cap Index Fund	105,941,908.981	6,967,858.968	4,711,810.897
Mid Cap Strategic Growth Fund	32,564,814.673	5,572,742.762	797,690.407
Mid Cap Value Fund	37,748,694.519	2,614,828.273	2,027,551.746
Moderate Growth Lifestyle Fund	62,067,766.493	5,038,996.246	7,044,985.518
Nasdaq-100® Index Fund	31,215,614.823	4,183,887.582	801,601.545
Science & Technology Fund	73,558,858.542	12,386,109.085	4,213,431.209
Small Cap Growth Fund	26,406,373.676	5,460,554.665	1,201,609.083
Small Cap Index Fund	45,644,753.947	4,029,006.962	2,063,555.883
Small Cap Special Values Fund	16,779,441.542	623,243.792	582,837.276
Small Cap Value Fund	36,007,113.085	1,202,886.837	2,177,701.247
Stock Index Fund	86,368,181.675	12,700,926.115	7,121,299.680
Systematic Core Fund	19,034,234.869	3,411,346.557	463,282.398
Systematic Value Fund	34,356,970.436	1,295,512.176	410,077.499
U.S. Socially Responsible Fund	30,422,864.667	838,042.892	1,872,406.994

e.	To revise the fundamental investment restriction regarding investing in real estate:

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	54,580,263.525	5,801,380.646	3,114,069.353
Asset Allocation Fund	12,176,920.435	917,887.099	364,952.135
Blue Chip Growth Fund	36,385,439.886	3,648,652.965	1,606,984.618
Capital Appreciation Fund	6,212,712.707	368,789.427	329,107.879
Conservative Growth Lifestyle Fund	25,814,796.238	542,266.929	2,066,395.982
Core Bond Fund	264,891,421.317	7,629,247.149	11,956,789.124
Dividend Value Fund	92,500,678.144	3,485,038.053	3,340,324.800
Dynamic Allocation Fund	14,215,681.146	1,216,241.353	1,113,401.755
Emerging Economies Fund	78,627,603.246	9,602,205.056	2,294,999.310
Global Real Estate Fund	67,090,481.569	2,215,012.849	2,572,373.168
Global Strategy Fund	22,538,525.775	1,369,408.760	1,241,523.858
Government Securities Fund	18,158,475.708	1,133,289.547	2,713,661.317
Growth Fund	60,079,121.248	5,592,668.347	1,478,149.291
High Yield Bond Fund	60,904,100.588	1,457,316.771	2,478,085.796
Inflation Protected Fund	72,696,699.998	1,879,499.317	2,731,078.579
International Equities Index Fund	198,905,603.399	15,627,074.585	6,819,817.126
International Government Bond Fund	12,318,372.938	294,094.390	398,623.962

319

VALIC Company I

Name of Fund	FOR	AGAINST	ABSTAIN
International Growth Fund	27,963,957.318	5,065,336.004	1,691,558.668
International Opportunities Fund	30,437,872.996	798,738.447	924,092.881
International Socially Responsible Fund	11,778,274.242	1,212,824.207	940,824.565
International Value Fund	54,802,530.427	3,954,206.239	1,820,319.330
Large Capital Growth Fund	36,535,143.905	1,939,329.261	947,100.958
Mid Cap Index Fund	106,437,789.239	6,779,541.045	4,404,248.561
Mid Cap Strategic Growth Fund	32,507,675.155	5,744,224.114	683,348.573
Mid Cap Value Fund	37,745,476.573	2,585,889.618	2,059,708.347
Moderate Growth Lifestyle Fund	62,525,567.555	5,535,509.347	6,090,671.355
Nasdaq-100® Index Fund	31,679,152.808	3,807,126.613	714,824.528
Science & Technology Fund	72,147,182.213	15,202,161.211	2,809,055.412
Small Cap Growth Fund	26,588,616.220	5,285,145.961	1,194,775.243
Small Cap Index Fund	45,098,419.146	4,548,661.866	2,090,235.781
Small Cap Special Values Fund	16,423,710.174	967,971.365	593,841.071
Small Cap Value Fund	36,054,058.968	969,662.059	2,363,980.142
Stock Index Fund	87,718,375.003	11,893,923.598	6,578,108.868
Systematic Core Fund	19,325,343.386	3,128,577.301	454,943.136
Systematic Value Fund	34,308,915.791	1,363,115.790	390,528.530
U.S. Socially Responsible Fund	30,214,564.108	1,081,914.149	1,836,836.297

f.	To revise the fundamental investment restriction regarding investing in commodities:

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	54,079,648.611	6,073,306.167	3,342,758.746
Asset Allocation Fund	12,134,940.932	943,324.162	381,494.576
Blue Chip Growth Fund	36,446,395.983	3,921,864.445	1,272,817.041
Capital Appreciation Fund	6,252,575.509	328,926.625	329,107.879
Conservative Growth Lifestyle Fund	25,586,130.764	666,452.328	2,170,876.058
Core Bond Fund	266,782,511.630	6,453,276.388	11,241,669.571
Dividend Value Fund	92,956,193.602	3,059,697.314	3,310,150.081
Dynamic Allocation Fund	13,680,955.229	1,616,746.048	1,247,622.976
Emerging Economies Fund	78,921,319.946	9,456,774.952	2,146,712.714
Global Real Estate Fund	67,541,757.714	1,953,789.166	2,382,320.706
Global Strategy Fund	21,936,970.205	1,963,186.791	1,249,301.398
Government Securities Fund	18,262,730.468	1,009,030.165	2,733,665.938
Growth Fund	59,660,543.716	6,075,922.893	1,413,472.278
High Yield Bond Fund	60,571,645.084	2,066,779.781	2,201,078.290
Inflation Protected Fund	72,787,893.631	1,609,553.169	2,909,831.094
International Equities Index Fund	200,181,258.533	14,615,725.285	6,555,511.293
International Government Bond Fund	12,217,771.792	384,829.452	408,490.046
International Growth Fund	27,581,006.098	5,136,346.795	2,003,499.096
International Opportunities Fund	30,536,196.203	791,658.199	832,849.922
International Socially Responsible Fund	11,743,859.790	1,248,365.190	939,698.034
International Value Fund	55,108,748.034	3,594,908.932	1,873,399.031
Large Capital Growth Fund	36,817,299.079	1,587,233.682	1,017,041.363
Mid Cap Index Fund	105,155,827.531	8,223,258.536	4,242,492.779
Mid Cap Strategic Growth Fund	32,399,050.100	5,415,893.905	1,120,303.837
Mid Cap Value Fund	37,599,788.152	2,642,879.959	2,148,406.428
Moderate Growth Lifestyle Fund	63,210,610.190	4,765,995.591	6,175,142.476
Nasdaq-100® Index Fund	31,534,154.441	3,969,310.089	697,639.420
Science & Technology Fund	71,468,360.259	15,319,950.870	3,370,087.707
Small Cap Growth Fund	25,944,859.440	5,930,034.999	1,193,642.986
Small Cap Index Fund	45,179,619.248	4,562,212.885	1,995,484.659
Small Cap Special Values Fund	16,871,738.231	530,947.103	582,837.276
Small Cap Value Fund	35,915,637.572	1,247,946.364	2,224,117.233
Stock Index Fund	87,313,203.566	12,244,050.317	6,633,153.586
Systematic Core Fund	19,137,576.181	3,316,345.270	454,942.373
Systematic Value Fund	34,286,309.826	1,343,516.186	432,734.099
U.S. Socially Responsible Fund	30,395,661.188	1,018,035.664	1,719,617.701

320

VALIC Company I

g.	To revise or adopt, as applicable, a fundamental investment restriction regarding concentration:

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	54,338,915.235	5,543,148.880	3,613,649.410
Asset Allocation Fund	12,499,352.566	594,350.555	366,056.549
Blue Chip Growth Fund	35,525,750.581	4,284,348.780	1,830,978.108
Capital Appreciation Fund	6,228,333.293	353,168.841	329,107.879
Conservative Growth Lifestyle Fund	25,735,075.059	260,256.324	2,428,127.766
Core Bond Fund	264,907,592.571	6,015,145.674	13,554,719.345
Dividend Value Fund	92,609,353.276	2,982,483.004	3,734,204.718
Dynamic Allocation Fund	14,164,249.176	1,230,559.010	1,150,516.068
Emerging Economies Fund	78,192,531.655	9,488,212.842	2,844,063.116
Global Real Estate Fund	66,723,320.410	1,656,050.432	3,498,496.744
Global Strategy Fund	21,628,925.722	1,997,258.063	1,523,274.608
Government Securities Fund	18,163,435.157	1,134,622.697	2,707,368.718
Growth Fund	59,852,460.648	5,688,924.383	1,608,553.856
High Yield Bond Fund	60,090,640.161	1,814,177.794	2,934,685.200
Inflation Protected Fund	72,574,166.761	1,487,006.880	3,246,104.252
International Equities Index Fund	198,673,992.980	14,709,214.431	7,969,287.699
International Government Bond Fund	12,205,527.967	361,220.476	444,342.848
International Growth Fund	27,340,741.802	4,996,179.035	2,383,931.153
International Opportunities Fund	30,292,195.990	972,815.851	895,692.484
International Socially Responsible Fund	11,809,634.320	1,172,007.233	950,281.460
International Value Fund	54,174,265.831	3,846,278.644	2,556,511.522
Large Capital Growth Fund	36,490,768.215	1,705,932.185	1,224,873.724
Mid Cap Index Fund	104,283,818.915	7,813,458.528	5,524,301.403
Mid Cap Strategic Growth Fund	32,179,119.914	5,346,829.591	1,409,298.337
Mid Cap Value Fund	37,387,595.751	2,644,788.621	2,358,690.166
Moderate Growth Lifestyle Fund	61,327,434.753	5,295,061.170	7,529,252.334
Nasdaq-100® Index Fund	30,743,303.719	4,032,353.620	1,425,446.610
Science & Technology Fund	72,961,075.532	12,818,005.822	4,379,317.482
Small Cap Growth Fund	25,000,282.594	6,052,604.015	2,015,650.816
Small Cap Index Fund	45,005,570.179	4,223,075.941	2,508,670.673
Small Cap Special Values Fund	16,502,306.707	763,233.982	719,981.922
Small Cap Value Fund	35,677,492.709	1,267,932.067	2,442,276.393
Stock Index Fund	86,201,022.005	11,723,534.577	8,265,850.887
Systematic Core Fund	19,046,035.766	3,281,517.824	581,310.234
Systematic Value Fund	34,231,364.198	1,276,779.962	554,415.951
U.S. Socially Responsible Fund	30,390,107.471	979,112.897	1,764,094.185

h.

To eliminate the fundamental investment restriction regarding diversification (all Funds, other than the Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund and Science & Technology Fund):

Name of Fund	FOR	AGAINST	ABSTAIN
Aggressive Growth Lifestyle Fund	54,725,218.151	6,146,271.623	2,624,223.750
Asset Allocation Fund	12,230,603.184	852,652.636	376,503.850
Blue Chip Growth Fund	36,009,950.921	4,391,397.997	1,239,728.552
Capital Appreciation Fund	6,276,957.149	304,544.985	329,107.879
Conservative Growth Lifestyle Fund	25,772,742.839	655,168.648	1,995,547.662
Core Bond Fund	266,093,367.589	7,655,502.158	10,728,587.843
Dividend Value Fund	92,322,605.790	3,743,698.123	3,259,737.085
Dynamic Allocation Fund	13,726,284.426	1,663,175.963	1,155,863.865
Emerging Economies Fund	78,201,002.937	10,226,657.637	2,097,147.039
Global Real Estate Fund	66,809,663.918	2,694,985.233	2,373,218.435
Global Strategy Fund	22,054,821.239	1,762,810.459	1,331,826.696
Government Securities Fund	18,361,430.641	935,284.031	2,708,711.899
High Yield Bond Fund	59,960,606.744	2,713,156.947	2,165,739.464
Inflation Protected Fund	72,756,728.050	1,728,526.492	2,822,023.352

321

VALIC Company I

Name of Fund	FOR	AGAINST	ABSTAIN
International Equities Index Fund	198,673,261.427	16,111,275.941	6,567,957.741
International Growth Fund	27,653,448.898	5,148,042.541	1,919,360.551
International Opportunities Fund	30,317,287.216	1,036,316.838	807,100.270
International Socially Responsible Fund	11,907,287.753	1,139,549.070	885,086.190
International Value Fund	54,910,510.564	3,728,700.434	1,937,844.998
Large Capital Growth Fund	36,879,843.357	1,409,730.756	1,132,000.012
Mid Cap Index Fund	104,308,630.227	8,035,728.492	5,277,220.127
Mid Cap Strategic Growth Fund	32,508,981.235	5,108,355.477	1,317,911.129
Mid Cap Value Fund	37,553,570.331	3,444,148.434	1,393,355.774
Moderate Growth Lifestyle Fund	61,304,308.193	5,719,335.132	7,128,104.932
Small Cap Growth Fund	26,050,195.556	5,813,855.012	1,204,486.857
Small Cap Index Fund	45,347,887.701	4,372,506.829	2,016,922.263
Small Cap Special Values Fund	16,710,533.302	692,086.925	582,902.384
Small Cap Value Fund	35,398,374.317	1,872,143.602	2,117,183.250
Stock Index Fund	88,196,045.983	10,410,667.844	7,583,693.643
Systematic Core Fund	19,099,648.981	3,280,961.381	528,253.462
Systematic Value Fund	34,353,522.632	1,186,459.490	522,577.989
U.S. Socially Responsible Fund	30,329,141.626	1,093,581.966	1,710,590.960

6.	To approve a change to the Blue Chip Growth Fund’s sub-classification under the 1940 Act from “diversified” to “non-diversified” (voted on by shareholders of the Blue Chip Growth Fund only):

Name of Fund	FOR	AGAINST	ABSTAIN
Blue Chip Growth Fund	35,265,777.580	4,600,291.807	1,775,008.082

322

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Cheryl Creuzot

Yvonne M. Curl

Darlene DeRemer

Timothy J. Ebner

Peter A. Harbeck

Eileen Kamerick

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

501 Commerce Street

Nashville, TN 37203

Allspring Global Investments, LLC

525 Market St.

10th Floor

San Francisco, CA 94105

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Boston Partners Global Investors, Inc. d/b/a Boston Partners

One Beacon Street

Boston, MA 02108

ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

Delaware Investments Fund Advisers

610 Market Street

Philadelphia, PA 19106

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Henderson Investors U.S. LLC

151 Detroit Street

Denver, CO 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Voya Investment Management Co. LLC

1633 Broadway

New York, NY 10019

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Mark R. Szycher,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

323

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

324

Retirement Services corebridgefinancial.com/rs

Manage your account online

You will need to create an online security profile with a unique user ID and password.

•	Check total current balance across available plans and calculate projected retirement income amounts
•	View important plan information including rate of return, balance, contribution amounts, fund and asset-allocation mix, and transaction history
•	Access and download important documents including account statements, transaction confirmations and tax documents
•	Send and receive important documents or messages securely using the secure mail feature in the client mailbox
•	Manage and update your personal account profile including your contact information (phone, address and email), account beneficiaries, trusted contacts and more

Personal Deliver-e®

•	It’s easy to sign up for secure account document access
•	Simply visit corebridgefinancal.com/rs today to get started

Initiate account transactions including:

•	Change current contribution/salary deferral amounts
•	Change future contribution fund and asset allocations
•	Rebalance current account to desired fund and asset-allocation mix
•	Transfer money among investment options
•	Request a one-time withdrawal

Sign up today at corebridgefinancial.com/rs

•	Register for online access
•	Follow steps to create a security profile

Please note: Email delivery is not accessible to certain annuity contract owners.

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Thank you for choosing Corebridge

We believe everyone deserves financial security. Every day, we work hard to make it possible for more people to take action in their financial lives—because action is the bridge from planning to outcomes, from today’s financial needs to tomorrow’s aspirations.

Annuities are issued by The Variable Annuity Life Insurance Company, Houston, TX. Variable annuities are distributed by AIG Capital Services, Inc., member FINRA. Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment adviser. VALIC Retirement Services Company (VRSCO) provides retirement plan recordkeeping and related services and is the transfer agent for certain affiliated variable investment options. All companies above are wholly owned subsidiaries of Corebridge Financial, Inc. Corebridge Retirement Services, Corebridge Financial and Corebridge are marketing names used by these companies.

© Corebridge Financial, Inc. All rights reserved.

VC 23800 (12/2022) J1026108 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1246

VC 4873   (12/2022)     J103179

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Included in Item 1 to the Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2023

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 7, 2023